UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01944

Principal Variable Contracts Funds, Inc.

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080 (Address of principal executive offices)

Princor Financial Services Corporation, Des Moines, IA 50392-2080 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	December 31, 2009
Date of reporting period:	September 30, 2009

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
Asset Allocation Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (49.61%)			COMMON STOCKS (continued)
Advertising Agencies (0.09%)			Applications Software (continued)
Interpublic Group of Cos Inc (a)	1,714 $	13	Microsoft Corp	24,300 $		629
Omnicom Group Inc	1,250	46	Sage Group PLC	4,348		16
		59				725
Advertising Services (0.01%)			Athletic Footwear (0.11%)
JC Decaux SA	72	1	Nike Inc	1,100		71
Publicis Groupe	166	7
		8	Auto - Car & Light Trucks (0.21%)
			Daimler AG	514		26
Aerospace & Defense (0.57%)			Ford Motor Co (a)	8,200		59
BAE Systems PLC	2,514	14	Motors Liquidation Co (a)	900		1
Boeing Co/The	2,200	119	Peugeot SA	118		4
Finmeccanica SpA	345	6	Renault SA	53		2
General Dynamics Corp	1,000	65	Volkswagen AG	225		37
Lockheed Martin Corp	800	63	Volvo AB	836		8
Northrop Grumman Corp	800	41				137
Raytheon Co	1,000	48
Rolls-Royce Group PLC (a)	1,384	10	Auto - Medium & Heavy Duty Trucks (0.09%)
Thales SA	120	6	PACCAR Inc	1,400		53
		372	Scania AB	400		5
						58
Aerospace & Defense Equipment (0.31%)
Cobham PLC	992	4	Auto/Truck Parts & Equipment - Original (0.09%)
European Aeronautic Defence and Space			Johnson Controls Inc	2,200		56
Co NV	270	6
United Technologies Corp	3,200	195	Beverages - Non-Alcoholic (0.85%)
		205	Coca-Cola Co/The	5,300		285
			Coca-Cola Enterprises Inc	1,500		32
Agricultural Chemicals (0.21%)			PepsiCo Inc	4,100		240
Monsanto Co	1,700	132				557
Syngenta AG	14	3
Yara International ASA	100	3	Beverages - Wine & Spirits (0.09%)
		138	Diageo PLC	2,599		40
			Pernod-Ricard SA	200		16
Agricultural Operations (0.08%)						56
Archer-Daniels-Midland Co	1,700	50
			Brewery (0.09%)
Airlines (0.07%)			Anheuser-Busch InBev NV	212		10
Air France-KLM	366	7	Heineken NV	400		18
Deutsche Lufthansa AG	467	8	SABMiller PLC	1,185		29
Southwest Airlines Co	3,200	31				57
		46	Building - Heavy Construction (0.06%)
Apparel Manufacturers (0.09%)			Acciona SA	36		5
Coach Inc	1,000	33	ACS Actividades de Construccion y
VF Corp	400	29	Servicios SA	176		9
		62	Grupo Ferrovial SA	93		4
			Skanska AB	400		6
Appliances (0.03%)			Vinci SA	312		18
Whirlpool Corp	300	21				42
Applications Software (1.11%)			Building - Residential & Commercial (0.03%)
Citrix Systems Inc (a)	800	31	KB Home	400		7
Intuit Inc (a)	1,700	49

1

Schedule of Investments
Asset Allocation Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Building - Residential & Commercial			Chemicals - Specialty (continued)
(continued)			Umicore	35 $		1
Pulte Homes Inc	1,387 $	15				58
		22
			Coatings & Paint (0.04%)
Building & Construction - Miscellaneous (0.03%)			Sherwin-Williams Co/The	400		24
Balfour Beatty PLC	729	4
Bouygues SA	196	10	Commercial Banks (0.65%)
Koninklijke Boskalis Westminster NV	77	2	Alpha Bank AE	20		-
		16	Banco Bilbao Vizcaya Argentaria SA	4,521		80
Building & Construction Products -			Banco de Sabadell SA	76		1
Miscellaneous (0.03%)			Banco Popolare SC	786		8
Cie de Saint-Gobain	219	11	Banco Popular Espanol SA	1,102		11
Geberit AG	45	7	Banco Santander SA	7,154		115
		18	BB&T Corp	1,100		30
Building Products - Cement & Aggregate (0.01%)			Commerzbank AG	708		9
CRH PLC	90	2	Dexia SA	39		-
Holcim Ltd (a)	37	3	DnB NOR ASA	1,288		15
Lafarge SA	26	2	EFG Eurobank Ergasias SA	20		-
		7	Erste Group Bank AG	231		10
			Intesa Sanpaolo SpA	8,220		36
Cable/Satellite TV (0.30%)
			KBC Groep NV	168		9
British Sky Broadcasting Group PLC	1,199	11
			Lloyds Banking Group PLC	8,939		15
Comcast Corp - Class A	8,478	143
			M&T Bank Corp	100		6
Time Warner Cable Inc	847	36
			Marshall & Ilsley Corp	400		3
Zon Multimedia Servicos de
Telecomunicacoes e Multimedia SGPS SA	680	5	Nordea Bank AB	2,575		26
		195	Piraeus Bank SA	25		1
			Regions Financial Corp	1,100		7
Casino Services (0.02%)			Standard Chartered PLC	1,683		42
International Game Technology	706	15				424

Cellular Telecommunications (0.04%)			Commercial Services (0.04%)
Vodafone Group PLC	10,910	24	Iron Mountain Inc (a)	600		16
			SGS SA	7		9
Chemicals - Diversified (0.39%)						25
Akzo Nobel NV	41	3
BASF SE	153	8	Commercial Services - Finance (0.30%)
Bayer AG	392	27	Automatic Data Processing Inc	1,700		67
Dow Chemical Co/The	3,100	81	Equifax Inc	400		12
EI Du Pont de Nemours & Co	3,000	96	Experian PLC	1,257		10
Johnson Matthey PLC	73	2	H&R Block Inc	800		15
K+S AG	43	2	Moody's Corp	800		16
Koninklijke DSM NV	42	2	Paychex Inc	1,200		35
PPG Industries Inc	600	35	Total System Services Inc	145		2
Solvay SA	16	2	Western Union Co/The	2,047		39
		258				196
Chemicals - Specialty (0.09%)			Computer Aided Design (0.05%)
Eastman Chemical Co	300	16	Autodesk Inc (a)	900		21
Ecolab Inc	500	23	Dassault Systemes SA	232		13
Givaudan SA	2	2				34
Sigma-Aldrich Corp	300	16	Computer Services (0.17%)
			Affiliated Computer Services Inc (a)	500		27

2

Schedule of Investments
Asset Allocation Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Computer Services (continued)			Disposable Medical Products (0.04%)
Atos Origin SA	244 $	12	CR Bard Inc	300 $	24
Cap Gemini SA	393	21
Computer Sciences Corp (a)	800	42	Distribution & Wholesale (0.04%)
Indra Sistemas SA	306	8	Genuine Parts Co	700	27
		110	Wolseley PLC	78	2
					29
Computers (2.37%)
Apple Inc (a)	2,100	389	Diversified Banking Institutions (2.65%)
Dell Inc (a)	7,400	113	Bank of America Corp	18,988	321
Hewlett-Packard Co	8,800	415	Barclays PLC	9,006	53
IBM Corp	5,000	598	BNP Paribas - Rights (a)	943	2
Sun Microsystems Inc (a)	3,800	35	BNP Paribas	943	75
		1,550	Citigroup Inc	16,816	81
			Credit Agricole SA	759	16
Computers - Memory Devices (0.26%)			Credit Suisse Group AG	842	47
EMC Corp/Massachusetts (a)	7,600	130	Deutsche Bank AG	438	34
NetApp Inc (a)	1,400	37	Goldman Sachs Group Inc/The	1,375	254
		167	HSBC Holdings PLC	13,303	152
Computers - Peripheral Equipment (0.02%)			JP Morgan Chase & Co	11,928	523
Lexmark International Inc (a)	500	11	Royal Bank of Scotland Group PLC	16,032	14
Logitech International SA (a)	231	4	Societe Generale	619	50
		15	UBS AG	2,341	43
Consulting Services (0.01%)			UniCredit SpA	16,241	63
Serco Group PLC	633	5			1,728
			Diversified Financial Services (0.01%)
Consumer Products - Miscellaneous (0.19%)			Criteria Caixacorp SA	846	4
Clorox Co	600	35	Investec PLC	625	5
Fortune Brands Inc	400	17			9
Kimberly-Clark Corp	1,200	71
		123	Diversified Manufacturing Operations (1.54%)
			3M Co	2,000	148
Containers - Metal & Glass (0.00%)			Danaher Corp	800	54
Rexam PLC	230	1	Eaton Corp	800	45
Cosmetics & Toiletries (0.89%)			General Electric Co	26,200	430
Avon Products Inc	1,100	38	Honeywell International Inc	2,200	82
Colgate-Palmolive Co	1,250	95	Illinois Tool Works Inc	1,400	60
L'Oreal SA	314	31	Invensys PLC	932	4
Procter & Gamble Co	7,215	418	ITT Corp	800	42
		582	Leggett & Platt Inc	700	13
			Parker Hannifin Corp	800	41
Cruise Lines (0.05%)			Siemens AG	640	60
Carnival Corp	983	33	Smiths Group PLC	357	5
			Sulzer AG	33	3
Data Processing & Management (0.08%)
			Textron Inc	800	15
Dun & Bradstreet Corp	200	15
Fiserv Inc (a)	800	39	Wartsila Oyj	102	4
		54			1,006
Dialysis Centers (0.02%)			Diversified Minerals (0.03%)
			Anglo American PLC	228	7
Fresenius Medical Care AG & Co KGaA	216	11
			BHP Billiton PLC	380	10

3

Schedule of Investments
Asset Allocation Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Minerals (continued)			Electronic Components - Semiconductors
Xstrata PLC	187 $	3	(continued)
		20	Micron Technology Inc (a)	2,800		$23
			National Semiconductor Corp	1,500		21
Diversified Operations (0.15%)			Nvidia Corp (a)	2,050		31
GEA Group AG	214	4	Q-Cells SE	65		1
Groupe Bruxelles Lambert SA	67	6	QLogic Corp (a)	400		7
Leucadia National Corp	800	20	Solarworld AG	84		2
LVMH Moet Hennessy Louis Vuitton SA	648	65	STMicroelectronics NV	662		6
Nationale A Portefeuille	52	3	Texas Instruments Inc	3,200		76
		98	Xilinx Inc	1,200		28
Diversified Operations & Commercial Services (0.01%)						516
Bunzl PLC	394	4	Electronic Forms (0.09%)
			Adobe Systems Inc (a)	1,800		59
E-Commerce - Products (0.10%)
Amazon.com Inc (a)	700	65	Electronic Measurement Instruments (0.06%)
			Agilent Technologies Inc (a)	1,500		42
E-Commerce - Services (0.11%)
eBay Inc (a)	3,056	72	Electronics - Military (0.06%)
			L-3 Communications Holdings Inc	400		32
Electric - Integrated (0.41%)			Safran SA	302		6
E.ON AG	1,799	77				38
EDF SA	186	11
EDP - Energias de Portugal SA	1,821	8	Energy - Alternate Sources (0.01%)
Enel SpA	4,092	26	Renewable Energy Corp AS (a)	200		2
Fortum Oyj	408	11	Verbund - Oesterreichische
GDF Suez	995	44	Elektrizitaetswirtschafts AG	110		5
Iberdrola SA	3,254	32				7
International Power PLC	1,476	7	Engineering - Research & Development Services (0.05%)
RWE AG	422	39	ABB Ltd (a)	1,657		33
Scottish & Southern Energy PLC	797	15
		270	Enterprise Software & Services (0.61%)
			Autonomy Corp PLC (a)	645		17
Electric - Transmission (0.04%)			CA Inc	2,100		46
National Grid PLC	2,258	22	Oracle Corp	10,271		214
Red Electrica Corporacion SA	140	7	SAP AG	2,469		121
		29				398
Electric Products - Miscellaneous (0.16%)			Entertainment Software (0.03%)
Emerson Electric Co	2,200	88	Electronic Arts Inc (a)	1,200		23
Molex Inc	700	15
		103	Fiduciary Banks (0.37%)
Electronic Components - Miscellaneous (0.11%)			Bank of New York Mellon Corp/The	3,924		114
Jabil Circuit Inc	800	11	Northern Trust Corp	900		52
Koninklijke Philips Electronics NV	764	18	State Street Corp	1,400		74
Tyco Electronics Ltd	1,875	42				240
		71	Filtration & Separation Products (0.01%)
Electronic Components - Semiconductors (0.79%)			Alfa Laval AB	500		6
Advanced Micro Devices Inc (a)	1,500	8
Altera Corp	1,600	33	Finance - Credit Card (0.23%)
			American Express Co	3,700		125
Broadcom Corp (a)	1,200	37
Intel Corp	12,400	243

4

Schedule of Investments
Asset Allocation Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Finance - Credit Card (continued)			Gambling (Non-Hotel) (0.00%)
Discover Financial Services	1,700 $	28	Ladbrokes PLC	1,051		$3
		153
			Gas - Distribution (0.03%)
Finance - Investment Banker & Broker (0.11%)			Centrica PLC	3,780		15
Charles Schwab Corp/The	3,200	61	Gas Natural SDG SA	296		7
ICAP PLC	701	5				22
Mediobanca SpA - Warrants (a)(b)(c)	515	-
Mediobanca SpA	541	7	Gas - Transportation (0.01%)
		73	Snam Rete Gas SpA	1,089		5

Finance - Other Services (0.20%)			Gold Mining (0.10%)
CME Group Inc	200	62	Newmont Mining Corp	1,500		66
Deutsche Boerse AG	160	13
IntercontinentalExchange Inc (a)	200	19	Hazardous Waste Disposal (0.02%)
Man Group PLC	1,532	8	Stericycle Inc (a)	300		15
NYSE Euronext	900	26
		128	Home Decoration Products (0.02%)
			Newell Rubbermaid Inc	900		14
Food - Miscellaneous/Diversified (0.99%)
Cadbury PLC	1,954	25	Hotels & Motels (0.18%)
Campbell Soup Co	1,100	36	Accor SA	1,067		59
ConAgra Foods Inc	1,800	39	Intercontinental Hotels Group PLC	857		11
General Mills Inc	900	58	Marriott International Inc/DE	668		18
Groupe Danone SA	394	24	Starwood Hotels & Resorts Worldwide Inc	378		13
HJ Heinz Co	1,100	44	Wyndham Worldwide Corp	920		15
Kellogg Co	1,200	59				116
Kraft Foods Inc	4,200	110	Human Resources (0.05%)
Nestle SA	3,246	138	Adecco SA	169		9
Orkla ASA	780	7	Capita Group PLC/The	585		7
Sara Lee Corp	3,200	36	Randstad Holding NV	151		7
Unilever NV	1,389	40	Robert Half International Inc	500		12
Unilever PLC	1,090	31				35
		647
			Industrial Gases (0.22%)
Food - Retail (0.24%)			Air Liquide SA	43		5
Carrefour SA	443	20	Air Products & Chemicals Inc	700		54
Delhaize Group SA	96	7	Linde AG	19		2
Koninklijke Ahold NV	1,001	12	Praxair Inc	1,000		82
Kroger Co/The	1,700	35				143
Safeway Inc	1,200	24
SUPERVALU Inc	600	9	Instruments - Scientific (0.07%)
Tesco PLC	5,907	38	Thermo Fisher Scientific Inc (a)	600		26
WM Morrison Supermarkets PLC	2,334	10	Waters Corp (a)	300		17
		155				43
Food - Wholesale & Distribution (0.06%)			Insurance Brokers (0.11%)
Sysco Corp	1,500	37	Aon Corp	900		37
			Marsh & McLennan Cos Inc	1,300		32
Forestry (0.05%)						69
Plum Creek Timber Co Inc	478	15	Internet Security (0.13%)
Weyerhaeuser Co	500	18	Symantec Corp (a)	3,648		60
		33

5

Schedule of Investments
Asset Allocation Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Internet Security (continued)			Medical - Biomedical/Gene (0.81%)
VeriSign Inc (a)	1,000 $	24	Amgen Inc (a)	4,900 $	295
		84	Biogen Idec Inc (a)	1,505	76
Investment Companies (0.02%)			Genzyme Corp (a)	700	40
Investor AB	446	8	Gilead Sciences Inc (a)	2,100	98
Marfin Investment Group SA (a)	600	2	Life Technologies Corp (a)	309	14
Pargesa Holding SA	43	4	Millipore Corp (a)	100	7
		14			530
Investment Management & Advisory Services (0.29%)			Medical - Drugs (3.55%)
Ameriprise Financial Inc	980	36	Abbott Laboratories	5,600	277
Franklin Resources Inc	600	60	Allergan Inc/United States	1,100	62
Invesco Ltd	1,731	39	AstraZeneca PLC	1,942	87
Julius Baer Holding AG	193	10	Bristol-Myers Squibb Co	7,600	171
T Rowe Price Group Inc	900	41	Eli Lilly & Co	4,000	132
		186	Forest Laboratories Inc (a)	1,300	38
			GlaxoSmithKline PLC	6,544	129
Life & Health Insurance (0.35%)			Merck & Co Inc/NJ	6,600	209
Aflac Inc	1,200	51	Novartis AG	2,978	149
Aviva PLC	2,958	21	Novo Nordisk A/S	825	52
Lincoln National Corp	800	21	Pfizer Inc	22,900	379
Prudential Financial Inc	1,200	60	Roche Holding AG	837	135
Prudential PLC	3,517	34	Sanofi-Aventis SA	1,321	97
Unum Group	1,900	41	Schering-Plough Corp	6,300	178
		228	Wyeth	4,600	224
Linen Supply & Related Items (0.02%)					2,319
Cintas Corp	400	12	Medical - HMO (0.34%)
			Aetna Inc	1,500	42
Machinery - Construction & Mining (0.18%)			Cigna Corp	900	25
Atlas Copco AB - A Shares	600	8	UnitedHealth Group Inc	3,400	85
Atlas Copco AB - B Shares	600	7	WellPoint Inc (a)	1,500	71
Caterpillar Inc	2,000	102			223
		117	Medical - Wholesale Drug Distribution (0.12%)
			Cardinal Health Inc	1,100	29
Machinery - Electrical (0.01%)			McKesson Corp	800	48
Schindler Holding AG	80	5			77
			Medical Instruments (0.32%)
Machinery - Farm (0.08%)			Boston Scientific Corp (a)	3,691	39
Deere & Co	1,200	52	Intuitive Surgical Inc (a)	100	26
			Medtronic Inc	2,817	104
Machinery - General Industry (0.06%)			St Jude Medical Inc (a)	950	37
Alstom SA	142	10			206
FLSmidth & Co A/S	100	5
Kone OYJ	165	6	Medical Products (1.43%)
MAN SE	94	8	Baxter International Inc	1,800	103
Metso Oyj	194	6	Becton Dickinson and Co	900	63
Zardoya Otis SA	165	4	CareFusion Corp (a)	650	14
		39	Covidien PLC	1,475	64
			Johnson & Johnson	9,900	603
Machinery Tools & Related Products (0.01%)			Nobel Biocare Holding AG	135	4
Sandvik AB	800	9

6

Schedule of Investments
Asset Allocation Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical Products (continued)			Multimedia (continued)
Smith & Nephew PLC	958 $	9	Vivendi	1,214 $		38
Stryker Corp	800	36	Walt Disney Co/The	5,738		158
Synthes Inc	66	8	WPP PLC	1,226		11
Zimmer Holdings Inc (a)	600	32				438
		936	Networking Products (0.68%)
Metal - Aluminum (0.06%)			Cisco Systems Inc (a)	19,000		447
Alcoa Inc	2,800	37
Norsk Hydro ASA	250	1	Non-Hazardous Waste Disposal (0.12%)
		38	Republic Services Inc	1,100		29
			Waste Management Inc	1,700		51
Metal - Copper (0.13%)						80
Antofagasta PLC	164	2
Freeport-McMoRan Copper & Gold Inc	1,200	82	Office Automation & Equipment (0.07%)
		84	Neopost SA	48		4
			Pitney Bowes Inc	700		18
Metal - Diversified (0.02%)			Xerox Corp	3,400		26
Eurasian Natural Resources Corp	108	1				48
Rio Tinto PLC	167	7
Vedanta Resources PLC	55	2	Office Supplies & Forms (0.02%)
		10	Avery Dennison Corp	300		11

Metal Processors & Fabrication (0.09%)			Oil - Field Services (0.86%)
Assa Abloy AB	279	5	Amec PLC	402		5
Precision Castparts Corp	500	51	Halliburton Co	2,900		79
SKF AB	400	6	Saipem SpA	300		9
		62	Schlumberger Ltd	7,000		417
Motorcycle/Motor Scooter (0.03%)			Technip SA	129		8
Harley-Davidson Inc	900	21	Weatherford International Ltd (a)	2,200		46
						564
Multi-Line Insurance (0.70%)			Oil & Gas Drilling (0.34%)
Allianz SE	349	44	Noble Corp	1,000		38
Allstate Corp/The	1,600	49	Seadrill Ltd	300		6
Assicurazioni Generali SpA	2,077	57	Transocean Ltd (a)	2,100		180
Assurant Inc	1,300	42				224
AXA SA	1,954	53
Hartford Financial Services Group Inc	900	24	Oil Company - Exploration & Production (1.24%)
ING Groep NV	1,557	28	Anadarko Petroleum Corp	1,600		100
Loews Corp	1,000	34	Apache Corp	1,100		101
MetLife Inc	1,900	72	Cairn Energy PLC (a)	112		5
XL Capital Ltd	200	3	Chesapeake Energy Corp	2,000		57
Zurich Financial Services	206	49	Devon Energy Corp	1,400		94
		455	EOG Resources Inc	800		67
			Noble Energy Inc	600		39
Multimedia (0.67%)			Occidental Petroleum Corp	2,700		212
Lagardere SCA	145	7	Southwestern Energy Co (a)	1,100		47
McGraw-Hill Cos Inc/The	1,182	30	Tullow Oil PLC	700		13
Pearson PLC	845	10	XTO Energy Inc	1,825		75
Sanoma Oyj	102	2				810
Thomson Reuters Corp (a)	219	7
Time Warner Inc	3,974	114	Oil Company - Integrated (3.38%)
Viacom Inc (a)	2,182	61	BG Group PLC	2,738		48
			BP PLC	15,812		140

7

Schedule of Investments
Asset Allocation Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Company - Integrated (continued)			Property & Casualty Insurance (continued)
Chevron Corp	6,530 $	460	Progressive Corp/The	1,800 $	30
ConocoPhillips	4,698	212	Travelers Cos Inc/The	1,600	79
ENI SpA	2,111	53			164
Exxon Mobil Corp	12,000	823	Public Thoroughfares (0.03%)
Hess Corp	1,000	53	Abertis Infraestructuras SA	385	9
Marathon Oil Corp	2,400	77	Atlantia SpA	277	6
Murphy Oil Corp	700	40	Brisa Auto-Estradas de Portugal SA	393	4
OMV AG	141	6			19
Repsol YPF SA	738	20
Royal Dutch Shell PLC - A Shares	2,931	83	Publicly Traded Investment Fund (4.21%)
Royal Dutch Shell PLC - B Shares	2,221	62	iShares iBoxx Investment Grade Corporate
StatoilHydro ASA	1,008	23	Bond Fund	3,565	380
Total SA	1,823	108	Midcap SPDR Trust Series 1	37	5
		2,208	Morgan Stanley Institutional International
			Growth Equity Fund (a)	186,469	2,365
Oil Field Machinery & Equipment (0.24%)					2,750
National Oilwell Varco Inc (a)	3,700	160	Publishing - Books (0.03%)
			Reed Elsevier NV	707	8
Optical Supplies (0.02%)			Reed Elsevier PLC	1,179	9
Cie Generale d'Optique Essilor International SA	224	13			17

			Publishing - Newspapers (0.03%)
Paper & Related Products (0.06%)			Daily Mail & General Trust	311	2
International Paper Co	1,100	24	Gannett Co Inc	960	12
MeadWestvaco Corp	500	11	New York Times Co/The	802	7
Stora Enso Oyj (a)	164	1			21
Svenska Cellulosa AB	200	3
UPM-Kymmene Oyj	164	2	Publishing - Periodicals (0.02%)
		41	PagesJaunes Groupe SA	119	2
			United Business Media Ltd	322	2
Pharmacy Services (0.19%)			Wolters Kluwer NV	342	7
Express Scripts Inc (a)	700	54			11
Medco Health Solutions Inc (a)	1,300	72
		126	Quarrying (0.02%)
			Vulcan Materials Co	300	16
Photo Equipment & Supplies (0.01%)
Eastman Kodak Co	1,000	5	Regional Banks (0.56%)
			Capital One Financial Corp	1,200	43
Pipelines (0.13%)			Comerica Inc	100	3
Spectra Energy Corp	2,300	44	Fifth Third Bancorp	900	9
Williams Cos Inc	2,300	41	Keycorp	700	5
		85	PNC Financial Services Group Inc	700	34
			SunTrust Banks Inc	600	14
Platinum (0.00%)			US Bancorp	3,500	76
Lonmin PLC	42	1	Wells Fargo & Co	6,400	180
					364
Power Converter & Supply Equipment (0.05%)
Gamesa Corp Tecnologica SA	229	5	Reinsurance (0.02%)
Schneider Electric SA	172	18	Muenchener Rueckversicherungs AG	65	10
Vestas Wind Systems A/S (a)	139	10
		33	REITS - Apartments (0.06%)
			AvalonBay Communities Inc	238	18
Property & Casualty Insurance (0.25%)
Chubb Corp	1,100	55

8

Schedule of Investments
Asset Allocation Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Apartments (continued)			Retail - Consumer Electronics (0.04%)
Equity Residential	790 $	24	Best Buy Co Inc	753 $		28
		42
REITS - Diversified (0.07%)			Retail - Discount (0.68%)
Land Securities Group PLC	2,108	21	Costco Wholesale Corp	1,100		62
Vornado Realty Trust	397	26	Target Corp	1,849		86
		47	Wal-Mart Stores Inc	6,000		295
REITS - Healthcare (0.03%)						443
HCP Inc	638	18	Retail - Drug Store (0.35%)
			CVS Caremark Corp	3,800		136
REITS - Hotels (0.03%)			Walgreen Co	2,500		93
Host Hotels & Resorts Inc	1,519	18				229
			Retail - Jewelry (0.08%)
REITS - Office Property (0.03%)			Compagnie Financiere Richemont SA	1,197		34
Boston Properties Inc	335	22	Tiffany & Co	446		17
						51
REITS - Regional Malls (0.07%)
Simon Property Group Inc	656	46	Retail - Major Department Store (0.18%)
			JC Penney Co Inc	741		25
REITS - Shopping Centers (0.02%)			Marks & Spencer Group PLC	4,985		29
Developers Diversified Realty Corp	25	-	Sears Holdings Corp (a)	300		20
Kimco Realty Corp	735	10	TJX Cos Inc	1,196		44
		10				118
REITS - Storage (0.04%)			Retail - Office Supplies (0.06%)
Public Storage	345	26	Staples Inc	1,745		41

REITS - Warehouse & Industrial (0.01%)			Retail - Regional Department Store (0.10%)
ProLogis	724	9	Kohl's Corp (a)	697		40
			Macy's Inc	1,316		24
Retail - Apparel & Shoe (0.23%)						64
Abercrombie & Fitch Co	300	10
Gap Inc/The	1,444	31	Retail - Restaurants (0.40%)
Hennes & Mauritz AB	1,250	70	Darden Restaurants Inc	800		27
Ltd Brands Inc	1,228	21	McDonald's Corp	2,769		158
Nordstrom Inc	500	15	Starbucks Corp (a)	1,674		35
		147	Yum! Brands Inc	1,196		40
						260
Retail - Auto Parts (0.05%)
AutoZone Inc (a)	205	30	Rubber - Tires (0.03%)
			Compagnie Generale des Etablissements
Retail - Bedding (0.05%)			Michelin	227		18
Bed Bath & Beyond Inc (a)	798	30
			Savings & Loans - Thrifts (0.02%)
Retail - Building Products (0.26%)			Hudson City Bancorp Inc	800		11
Home Depot Inc	3,693	98
Lowe's Cos Inc	3,298	69	Schools (0.03%)
		167	Apollo Group Inc (a)	300		22

Retail - Computer Equipment (0.02%)			Security Services (0.01%)
GameStop Corp (a)	500	13	G4S PLC	1,547		5
			Securitas AB	400		4
						9

9

Schedule of Investments
Asset Allocation Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Semiconductor Component - Integrated Circuits (0.08%)			Telephone - Integrated (continued)
Analog Devices Inc	900 $	25	Telecom Italia SpA	13,712 $		24
Linear Technology Corp	900	25	Telefonica SA	6,210		171
		50	Telefonica SA ADR	1		-
Semiconductor Equipment (0.18%)			Verizon Communications Inc	1,100		33
Applied Materials Inc	3,700	50				490
ASML Holding NV	423	12	Television (0.06%)
Kla-Tencor Corp	800	29	CBS Corp	1,882		23
Novellus Systems Inc (a)	800	17	Gestevision Telecinco SA	150		2
Teradyne Inc (a)	800	7	ITV PLC	4,482		3
		115	Mediaset SpA	886		6
Soap & Cleaning Products (0.06%)			Modern Times Group AB	50		2
Reckitt Benckiser Group PLC	805	39	Societe Television Francaise 1	165		3
						39
Steel - Producers (0.09%)			Tobacco (0.76%)
ArcelorMittal	152	6	Altria Group Inc	5,900		105
Nucor Corp	700	33	British American Tobacco PLC	1,861		58
Salzgitter AG	14	1	Imperial Tobacco Group PLC	950		27
ThyssenKrupp AG	112	4	Philip Morris International Inc	5,700		278
United States Steel Corp	300	13	Reynolds American Inc	600		27
Voestalpine AG	47	2				495
		59
			Tools - Hand Held (0.02%)
Steel - Specialty (0.02%)			Black & Decker Corp	300		14
Allegheny Technologies Inc	300	10
			Toys (0.04%)
Steel Pipe & Tube (0.02%)			Mattel Inc	1,400		26
Tenaris SA	461	8
Vallourec SA	41	7	Transport - Marine (0.02%)
		15	A P Moller - Maersk A/S - A Shares	1		7
Telecommunication Equipment (0.03%)			A P Moller - Maersk A/S - B Shares	1		7
Alcatel-Lucent	1,532	7				14
Nortel Networks Corp (a)	38	-	Transport - Rail (0.41%)
Tellabs Inc (a)	1,600	11	Burlington Northern Santa Fe Corp	900		72
		18	CSX Corp	1,500		63
Telecommunication Equipment - Fiber Optics (0.11%)			Norfolk Southern Corp	900		39
Corning Inc	4,300	66	Union Pacific Corp	1,600		93
JDS Uniphase Corp (a)	712	5				267
		71	Transport - Services (0.42%)
Telephone - Integrated (0.75%)			Deutsche Post AG	889		17
AT&T Inc	2,236	60	FedEx Corp	800		60
BT Group PLC	7,264	15	Firstgroup PLC	603		4
CenturyTel Inc	104	4	Kuehne + Nagel International AG	62		5
Deutsche Telekom AG	3,268	45	Stagecoach Group PLC	595		2
Koninklijke KPN NV	3,202	53	TNT NV	478		13
Portugal Telecom SGPS SA	2,117	22	United Parcel Service Inc	3,100		175
Qwest Communications International Inc	700	3				276
Sprint Nextel Corp (a)	1,138	5	Transport - Truck (0.01%)
Swisscom AG	124	44	DSV A/S	225		4
Telecom Italia SpA - RNC	8,634	11

10

Schedule of Investments
Asset Allocation Account
September 30, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)
COMMON STOCKS (continued)			BONDS (continued)
Venture Capital (0.00%)			Applications Software (0.02%)
3i Group PLC	487 $	2	Microsoft Corp
			4.20%, 6/ 1/2019	$ 15 $		15
Water (0.05%)
Severn Trent PLC	349	5	Asset Backed Securities (0.44%)
Suez Environnement Co	297	7	PSE&G Transition Funding LLC
United Utilities Group PLC	911	7	6.75%, 6/15/2016	250		288
Veolia Environnement	374	14
		33	Auto - Car & Light Trucks (0.04%)
			Daimler Finance North America LLC
Web Portals (0.56%)			7.30%, 1/15/2012	20		21
Google Inc (a)	600	298	8.50%, 1/18/2031	5		6
Yahoo! Inc (a)	4,000	71				27
		369	Automobile Sequential (0.05%)
			Chrysler Financial Auto Securitization Trust
Wireless Equipment (0.56%)			1.01%, 7/15/2010	36		36
American Tower Corp (a)	200	7
Motorola Inc	7,100	61
Nokia OYJ	4,140	61	Beverages - Non-Alcoholic (0.06%)
Qualcomm Inc	4,600	207	Dr Pepper Snapple Group Inc
Telefonaktiebolaget LM Ericsson	2,817	28	6.82%, 5/ 1/2018	35		40
		364
			Beverages - Wine & Spirits (0.09%)
TOTAL COMMON STOCKS	$ 32,396		Constellation Brands Inc
			7.25%, 9/ 1/2016	15		15
	Principal		Diageo Capital PLC
	Amount	Value	5.75%, 10/23/2017	40		44
	(000's)	(000's)				59
BONDS (13.66%)
			Brewery (0.14%)
Advertising Agencies (0.07%)			Anheuser-Busch InBev Worldwide Inc
Omnicom Group Inc			7.20%, 1/15/2014 (d)	40		45
6.25%, 7/15/2019	$ 45	49	FBG Finance Ltd
			5.13%, 6/15/2015 (d)	45		47
Aerospace & Defense (0.12%)						92
Boeing Co/The
6.00%, 3/15/2019	30	34	Building Products - Cement & Aggregate (0.12%)
4.88%, 2/15/2020	5	5	CRH America Inc
Systems 2001 AT LLC			6.00%, 9/30/2016	55		57
6.66%, 9/15/2013 (d)	37	37	Holcim US Finance Sarl & Cie SCS
		76	6.00%, 12/30/2019 (d)	20		20
Agricultural Chemicals (0.08%)						77
Potash Corp of Saskatchewan Inc			Cable/Satellite TV (0.42%)
6.50%, 5/15/2019	15	17	Comcast Corp
4.88%, 3/30/2020	5	5	6.50%, 1/15/2017	45		49
5.88%, 12/ 1/2036	30	31	COX Communications Inc
		53	8.38%, 3/ 1/2039 (d)	55		68
			CSC Holdings Inc/United States
Agricultural Operations (0.09%)			7.63%, 7/15/2018	30		30
Archer-Daniels-Midland Co			DirecTV Holdings LLC / DirecTV Financing
5.45%, 3/15/2018	15	16	Co Inc
6.45%, 1/15/2038	15	18	7.63%, 5/15/2016	35		38
Bunge Ltd Finance Corp			5.88%, 10/ 1/2019 (d)	10		10
8.50%, 6/15/2019	20	23	Time Warner Cable Inc
		57	6.75%, 7/ 1/2018	10		11
			8.75%, 2/14/2019	40		49

11

Schedule of Investments
Asset Allocation Account
September 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Cable/Satellite TV (continued)			Diversified Banking Institutions (continued)
Time Warner Cable Inc (continued)			JP Morgan Chase & Co
6.75%, 6/15/2039	$ 20 $	22	6.00%, 1/15/2018	$ 175 $		188
		277				663
Cellular Telecommunications (0.12%)			Diversified Financial Services (0.15%)
Cellco Partnership / Verizon Wireless Capital			General Electric Capital Corp
LLC			5.63%, 5/ 1/2018	100		99
5.55%, 2/ 1/2014 (d)	55	60
Vodafone Group PLC			Diversified Manufacturing Operations (0.24%)
5.63%, 2/27/2017	20	21	Cooper US Inc
		81	5.25%, 11/15/2012	30		33
Chemicals - Diversified (0.04%)			General Electric Co
			5.25%, 12/ 6/2017	120		123
EI Du Pont de Nemours & Co						156
6.00%, 7/15/2018	25	28
			Diversified Minerals (0.08%)
Commercial Banks (0.38%)			Rio Tinto Finance USA Ltd
Barclays Bank PLC			6.50%, 7/15/2018	15		16
6.75%, 5/22/2019	45	50	9.00%, 5/ 1/2019	5		6
BB&T Corp			Vale Overseas Ltd
6.85%, 4/30/2019	30	34	5.63%, 9/15/2019	30		31
Credit Suisse/New York NY						53
6.00%, 2/15/2018	25	26
5.30%, 8/13/2019	100	102	Electric - Distribution (0.04%)
Westpac Banking Corp			Detroit Edison Co/The
4.20%, 2/27/2015	35	36	6.13%, 10/ 1/2010	25		26
		248
			Electric - Generation (0.07%)
Computers (0.07%)			AES Corp/The
Hewlett-Packard Co			8.75%, 5/15/2013 (d)	45		46
4.75%, 6/ 2/2014	25	27
5.50%, 3/ 1/2018	15	16	Electric - Integrated (0.80%)
		43	Consumers Energy Co
			4.00%, 5/15/2010	15		15
Cosmetics & Toiletries (0.03%)			E.ON International Finance BV
Procter & Gamble Co			5.80%, 4/30/2018 (d)	65		70
4.70%, 2/15/2019	20	21	EDF SA
			6.50%, 1/26/2019 (d)	50		57
Data Processing & Management (0.05%)			Exelon Generation Co LLC
Fiserv Inc			5.20%, 10/ 1/2019	75		76
6.80%, 11/20/2017	30	33	FirstEnergy Solutions Corp
			6.05%, 8/15/2021 (d)	65		67
Diversified Banking Institutions (1.01%)			Nisource Finance Corp
Bank of America Corp			6.80%, 1/15/2019	20		21
5.65%, 5/ 1/2018	100	99	Ohio Power Co
7.63%, 6/ 1/2019	15	17	6.00%, 6/ 1/2016	15		16
Citigroup Inc			Pacificorp
6.13%, 11/21/2017	35	35	5.50%, 1/15/2019	10		11
6.13%, 5/15/2018	35	34	PPL Energy Supply LLC
8.50%, 5/22/2019	80	90	6.30%, 7/15/2013	20		21
Goldman Sachs Group Inc/The			6.50%, 5/ 1/2018	25		27
3.63%, 8/ 1/2012	5	5	Progress Energy Inc
6.15%, 4/ 1/2018	185	195	7.05%, 3/15/2019	35		41
			Public Service Co of Colorado
			6.50%, 8/ 1/2038	30		36

12

Schedule of Investments
Asset Allocation Account
September 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount		Value
	(000's)	(000's)		(000's)		(000's)
BONDS (continued)			BONDS (continued)
Electric - Integrated (continued)			Finance - Mortgage Loan/Banker (continued)
Virginia Electric and Power Co			SLM Student Loan Trust
8.88%, 11/15/2038	$ 45 $	64	0.49%, 10/25/2014 (e)	$ 30 $			30
		522					674
Electric Products - Miscellaneous (0.09%)			Food - Miscellaneous/Diversified (0.27%)
Emerson Electric Co			ConAgra Foods Inc
4.88%, 10/15/2019	30	32	7.00%, 10/ 1/2028		25		28
LG Electronics Inc			8.25%, 9/15/2030		20		25
5.00%, 6/17/2010 (d)	25	25	General Mills Inc
		57	5.65%, 2/15/2019		30		33
Electronic Components - Miscellaneous (0.09%)			Kraft Foods Inc
Koninklijke Philips Electronics NV			7.00%, 8/11/2037		25		28
5.75%, 3/11/2018	55	59	6.88%, 1/26/2039		55		60
							174
Electronic Measurement Instruments (0.05%)			Food - Retail (0.14%)
Agilent Technologies Inc			Delhaize America Inc
5.50%, 9/14/2015	30	31	9.00%, 4/15/2031		36		47
			Delhaize Group SA
Electronics - Military (0.02%)			5.88%, 2/ 1/2014		5		5
L-3 Communications Corp			Kroger Co/The
5.20%, 10/15/2019 (d)	10	10	3.90%, 10/ 1/2015		10		10
Enterprise Software & Services (0.01%)			6.40%, 8/15/2017		25		28
Oracle Corp							90
5.75%, 4/15/2018	5	5	Gold Mining (0.11%)
			Newmont Mining Corp
Finance - Commercial (0.02%)			5.13%, 10/ 1/2019		70		70
Caterpillar Financial Services Corp
4.90%, 8/15/2013	15	16	Life & Health Insurance (0.11%)
			Prudential Financial Inc
Finance - Consumer Loans (0.17%)			4.75%, 9/17/2015		45		45
HSBC Finance Corp			7.38%, 6/15/2019		10		11
6.75%, 5/15/2011	105	111	6.63%, 12/ 1/2037		15		15
Finance - Credit Card (0.10%)							71
American Express Co			Machinery - Farm (0.04%)
8.13%, 5/20/2019	55	65	Case New Holland Inc
			7.75%, 9/ 1/2013 (d)		25		25
Finance - Investment Banker & Broker (0.18%)
Credit Suisse USA Inc			Medical - Biomedical/Gene (0.14%)
5.13%, 8/15/2015	15	16	Amgen Inc
Merrill Lynch & Co Inc			5.70%, 2/ 1/2019		50		55
6.88%, 4/25/2018	95	100	Biogen Idec Inc
		116	6.88%, 3/ 1/2018		35		38
Finance - Mortgage Loan/Banker (1.03%)							93
Fannie Mae			Medical - Drugs (0.46%)
2.88%, 12/11/2013	100	102	AstraZeneca PLC
2.50%, 5/15/2014	200	200	6.45%, 9/15/2037		10		12
6.63%, 11/15/2030	75	97	Bristol-Myers Squibb Co
Freddie Mac			6.13%, 5/ 1/2038		40		46
3.75%, 3/27/2019	200	200	GlaxoSmithKline Capital Inc
Nationwide Building Society			6.38%, 5/15/2038		30		35
4.25%, 2/ 1/2010 (d)	45	45	Merck & Co Inc/NJ
			5.00%, 6/30/2019		45		48

13

Schedule of Investments
Asset Allocation Account
September 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount		Value
	(000's)	(000's)		(000's)		(000's)
BONDS (continued)			BONDS (continued)
Medical - Drugs (continued)			Multi-Line Insurance (0.22%)
Novartis Capital Corp			Allstate Corp/The
4.13%, 2/10/2014	$ 45 $	48	7.45%, 5/16/2019	$ 20 $			24
Pfizer Inc			MetLife Inc
6.20%, 3/15/2019	70	79	6.75%, 6/ 1/2016		50		56
Wyeth			6.82%, 8/15/2018		25		28
5.50%, 2/15/2016	5	5	7.72%, 2/15/2019		30		35
5.45%, 4/ 1/2017	5	5					143
6.45%, 2/ 1/2024	20	23
		301	Multimedia (0.25%)
			News America Inc
Medical - Generic Drugs (0.05%)			7.85%, 3/ 1/2039		50		59
Watson Pharmaceuticals Inc			Time Warner Inc
6.13%, 8/15/2019	30	32	5.88%, 11/15/2016		35		37
			Viacom Inc
Medical - HMO (0.07%)			6.88%, 4/30/2036		40		42
UnitedHealth Group Inc			Vivendi
6.00%, 2/15/2018	35	37	6.63%, 4/ 4/2018 (d)		25		27
WellPoint Inc							165
7.00%, 2/15/2019	10	11
		48	Networking Products (0.07%)
			Cisco Systems Inc
Medical - Hospitals (0.05%)			4.95%, 2/15/2019		40		42
HCA Inc/DE			5.90%, 2/15/2039		5		5
8.50%, 4/15/2019 (d)	30	31					47

Medical Laboratory & Testing Service (0.13%)			Office Automation & Equipment (0.02%)
Roche Holdings Inc			Xerox Corp
6.00%, 3/ 1/2019 (d)	75	83	6.35%, 5/15/2018		15		16

Medical Products (0.09%)			Oil - Field Services (0.03%)
Baxter International Inc			Weatherford International Ltd
5.38%, 6/ 1/2018	10	11	6.00%, 3/15/2018		20		21
Hospira Inc
0.76%, 3/30/2010 (e)	35	35	Oil & Gas Drilling (0.05%)
6.40%, 5/15/2015	10	11	Transocean Inc
		57	6.00%, 3/15/2018		30		32

Money Center Banks (0.07%)			Oil Company - Exploration & Production (0.34%)
Deutsche Bank AG/London			Chesapeake Energy Corp
3.88%, 8/18/2014	45	46	6.88%, 1/15/2016		50		48
			Devon Financing Corp ULC
Mortgage Backed Securities (0.74%)			7.88%, 9/30/2031		30		37
Citigroup Commercial Mortgage Trust			EnCana Corp
5.89%, 12/10/2049 (e)	114	99	5.90%, 12/ 1/2017		10		11
6.30%, 12/10/2049 (e)	50	45	6.50%, 5/15/2019		30		33
Commercial Mortgage Pass Through Certificates			Pioneer Natural Resources Co
6.01%, 12/10/2049 (e)	150	135	6.65%, 3/15/2017		15		14
Greenwich Capital Commercial Funding Corp			Questar Market Resources Inc
5.44%, 3/10/2039 (e)	100	89	6.80%, 4/ 1/2018		35		36
LB-UBS Commercial Mortgage Trust			XTO Energy Inc
5.37%, 9/15/2039	125	114	5.50%, 6/15/2018		30		31
		482	6.50%, 12/15/2018		10		11
							221

14

Schedule of Investments
Asset Allocation Account
September 30, 2009 (unaudited)

	Principal					Principal
	Amount		Value			Amount	Value
	(000's)		(000's)			(000's)	(000's)
BONDS (continued)					BONDS (continued)
Oil Company - Integrated (0.13%)					Real Estate Operator & Developer (continued)
ConocoPhillips					Brookfield Asset Management Inc (continued)
5.75%, 2/ 1/2019	$ 80 $			87	5.80%, 4/25/2017	$ 25 $		22
								37
Paper & Related Products (0.07%)
Georgia-Pacific LLC					Regional Banks (0.35%)
8.25%, 5/ 1/2016 (d)		15		15	Capital One Financial Corp
International Paper Co					6.75%, 9/15/2017	50		53
7.50%, 8/15/2021		30		32	PNC Funding Corp
				47	6.70%, 6/10/2019	30		33
					Wells Fargo & Co
Pharmacy Services (0.09%)					5.63%, 12/11/2017	135		142
Medco Health Solutions Inc								228
7.13%, 3/15/2018		50		57
					Reinsurance (0.08%)
Pipelines (0.41%)					Berkshire Hathaway Finance Corp
CenterPoint Energy Resources Corp					5.40%, 5/15/2018	50		54
7.88%, 4/ 1/2013		5		6
6.25%, 2/ 1/2037		15		14	REITS - Apartments (0.06%)
Colorado Interstate Gas Co					AvalonBay Communities Inc
6.80%, 11/15/2015		15		17	6.10%, 3/15/2020	40		41
El Paso Corp
8.25%, 2/15/2016		30		31	REITS - Regional Malls (0.03%)
Enterprise Products Operating LLC					Simon Property Group LP
6.50%, 1/31/2019		35		38	6.75%, 5/15/2014	20		21
5.25%, 1/31/2020 (f)		15		15
Kinder Morgan Energy Partners LP					Retail - Building Products (0.07%)
5.95%, 2/15/2018		25		26	Home Depot Inc
Kinder Morgan Finance Co ULC					5.88%, 12/16/2036	45		44
5.70%, 1/ 5/2016		45		43
Plains All American Pipeline LP / PAA Finance					Retail - Discount (0.08%)
Corp					Wal-Mart Stores Inc
8.75%, 5/ 1/2019		15		18	4.13%, 2/ 1/2019	50		50
6.70%, 5/15/2036		35		36
Texas Eastern Transmission LP					Retail - Drug Store (0.10%)
7.00%, 7/15/2032		20		23	CVS Caremark Corp
				267	6.60%, 3/15/2019	10		11
					CVS Pass-Through Trust
Property & Casualty Insurance (0.14%)					6.04%, 12/10/2028	42		41
ACE INA Holdings Inc					8.35%, 7/10/2031 (d)	10		11
5.60%, 5/15/2015		15		16				63
5.90%, 6/15/2019		20		22	Retail - Regional Department Store (0.04%)
Travelers Cos Inc/The					Kohl's Corp
5.80%, 5/15/2018		15		17	6.88%, 12/15/2037	25		28
5.90%, 6/ 2/2019		30		33
				88	Retail - Restaurants (0.08%)
					Yum! Brands Inc
Property Trust (0.06%)					6.25%, 3/15/2018	10		11
WEA Finance LLC / WT Finance Aust Pty Ltd					5.30%, 9/15/2019	30		30
6.75%, 9/ 2/2019 (d)		40		40	6.88%, 11/15/2037	10		11
								52
Real Estate Operator & Developer (0.06%)
Brookfield Asset Management Inc					Semiconductor Equipment (0.04%)
7.13%, 6/15/2012		15		15	Kla-Tencor Corp
					6.90%, 5/ 1/2018	25		26

15

Schedule of Investments
Asset Allocation Account
September 30, 2009 (unaudited)

	Principal				Principal
	Amount		Value		Amount	Value
	(000's)		(000's)		(000's)	(000's)
BONDS (continued)				BONDS (continued)
Sovereign (0.05%)				Tobacco (continued)
Mexico Government International Bond				BAT International Finance PLC
5.63%, 1/15/2017	$ 30 $		31	9.50%, 11/15/2018 (d)	$ 40 $	52
				Philip Morris International Inc
Special Purpose Banks (0.07%)				5.65%, 5/16/2018	35	37
Kreditanstalt fuer Wiederaufbau				Reynolds American Inc
4.88%, 6/17/2019		40	43	6.50%, 7/15/2010	25	26
						151
Special Purpose Entity (0.14%)
Harley-Davidson Funding Corp				Transport - Rail (0.21%)
6.80%, 6/15/2018 (d)		35	34	CSX Corp
Xlliac Global Funding				7.38%, 2/ 1/2019	30	35
4.80%, 8/10/2010 (d)		55	55	Norfolk Southern Corp
			89	5.75%, 1/15/2016 (d)	25	27
				Union Pacific Corp
Steel - Producers (0.17%)				7.88%, 1/15/2019	35	44
ArcelorMittal				6.13%, 2/15/2020	30	34
9.85%, 6/ 1/2019		95	112			140
				Transport - Services (0.05%)
Telecommunication Equipment - Fiber Optics (0.02%)				FedEx Corp
Corning Inc				7.25%, 2/15/2011	30	32
6.63%, 5/15/2019		15	16	TOTAL BONDS	$ 8,923

Telecommunication Services (0.07%)				U.S. GOVERNMENT & GOVERNMENT AGENCY
Qwest Corp				OBLIGATIONS (23.49%)
6.88%, 9/15/2033		25	20	Federal Home Loan Mortgage Corporation
SBA Telecommunications Inc				(FHLMC) (1.34%)
8.25%, 8/15/2019 (d)		25	26	8.50%, 8/ 1/2031	25	29
			46	8.00%, 8/ 1/2032	25	28
Telephone - Integrated (0.73%)				7.50%, 5/ 1/2035	25	28
AT&T Corp				5.00%, 1/ 1/2037	104	108
8.00%, 11/15/2031 (e)		85	106	6.00%, 8/ 1/2037	220	233
AT&T Inc				5.00%, 8/ 1/2039	100	103
6.30%, 1/15/2038		10	11	4.50%, 10/ 1/2039	75	76
CenturyTel Inc				6.00%, 10/ 1/2039	250	264
6.15%, 9/15/2019		15	15	12.00%, 7/ 1/2013	6	6
Deutsche Telekom International Finance BV						875
8.75%, 6/15/2030 (e)		25	32
France Telecom SA				Federal National Mortgage Association (FNMA) (10.59%)
8.50%, 3/ 1/2031 (e)		15	21	8.00%, 2/ 1/2012	4	4
Telecom Italia Capital SA				4.50%, 9/ 1/2022	190	197
4.95%, 9/30/2014		5	5	7.00%, 4/ 1/2023	2	2
7.00%, 6/ 4/2018		60	66	6.50%, 12/ 1/2032	182	196
7.18%, 6/18/2019		15	17	8.00%, 4/ 1/2033 (b)	25	29
Telefonica Europe BV				5.50%, 1/ 1/2036	817	858
8.25%, 9/15/2030		90	117	5.00%, 2/ 1/2036	581	603
Verizon Communications Inc				6.00%, 7/ 1/2037	301	318
5.50%, 2/15/2018		30	31	6.00%, 7/ 1/2037	70	74
8.95%, 3/ 1/2039		40	55	7.50%, 8/ 1/2037 (b)	50	56
			476	5.50%, 2/ 1/2038	1,205	1,265
Tobacco (0.23%)				5.50%, 8/ 1/2038	272	286
Altria Group Inc				6.00%, 10/ 1/2038	79	84
9.25%, 8/ 6/2019		30	36	6.00%, 10/ 1/2038	392	415
				5.00%, 4/ 1/2039	96	99

16

Schedule of Investments
Asset Allocation Account
September 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
U.S. GOVERNMENT & GOVERNMENT AGENCY			REPURCHASE AGREEMENTS (continued)
OBLIGATIONS (continued)			Diversified Banking Institutions (continued)
Federal National Mortgage Association (FNMA)			Investment in Joint Trading Account;
(continued)			Morgan Stanley Repurchase Agreement;
8.50%, 9/ 1/2039 (b)	$ 25 $	29	0.03% dated 09/30/09 maturing 10/01/09
4.50%, 10/ 1/2039	375	380	(collateralized by Sovereign Agency Issue;
5.00%, 10/ 1/2039	450	465	$2,560,000; 0.00%; dated 02/26/10)	$ 2,510 $	2,510
5.50%, 10/ 1/2039	225	235			8,317
6.00%, 10/ 1/2039	825	870	TOTAL REPURCHASE AGREEMENTS	$ 8,317
6.50%, 10/ 1/2039	425	454
		6,919	Total Investments	$ 64,979
			Other Assets in Excess of Liabilities, Net - 0.50%		327
Government National Mortgage Association			TOTAL NET ASSETS - 100.00%		$ 65,306
(GNMA) (0.75%)
4.50%, 10/ 1/2039	225	228
5.00%, 10/ 1/2039	250	259	(a) Non-Income Producing Security
		487	(b)	Market value is determined in accordance with procedures established in
			good faith by the Board of Directors. At the end of the period, the value
U.S. Treasury (7.67%)			of these securities totaled $114 or 0.17% of net assets.
0.88%, 12/31/2010	190	191	(c) Security is Illiquid
0.88%, 3/31/2011	1,200	1,204	(d)	Security exempt from registration under Rule 144A of the Securities Act
0.88%, 4/30/2011	1,000	1,003	of 1933. These securities may be resold in transactions exempt from
1.00%, 9/30/2011	400	400	registration, normally to qualified institutional buyers. Unless otherwise
1.13%, 1/15/2012	1,000	1,000	indicated, these securities are not considered illiquid. At the end of the
2.63%, 7/31/2014	100	102	period, the value of these securities totaled $1,033 or 1.58% of net assets.
3.75%, 11/15/2018	700	724	(e)	Variable Rate. Rate shown is in effect at September 30, 2009.
4.25%, 5/15/2039	375	388	(f)	Security purchased on a when-issued basis.
		5,012	(g) Rate shown is the discount rate.

U.S. Treasury Bill (3.14%)			Unrealized Appreciation (Depreciation)
0.14%, 10/15/2009 (g)	1,000	1,000	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
0.27%, 11/12/2009 (g)	50	50	of investments held by the account as of the period end were as follows:
0.11%, 12/17/2009 (g)	1,000	1,000
		2,050	Unrealized Appreciation	$ 5,265
TOTAL U.S. GOVERNMENT & GOVERNMENT			Unrealized Depreciation		(5,121)
AGENCY OBLIGATIONS	$ 15,343		Net Unrealized Appreciation (Depreciation)		144
			Cost for federal income tax purposes		64,835
REPURCHASE AGREEMENTS (12.74%)			All dollar amounts are shown in thousands (000's)
Diversified Banking Institutions (12.74%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.03%			Portfolio Summary (unaudited)
dated 09/30/09 maturing 10/01/09			Sector		Percent
(collateralized by Sovereign Agency			Financial		23.09%
Issues; $2,633,000; 0.00% - 5.70%; dated			Consumer, Non-cyclical		13.73%
11/13/09 - 11/19/24)	$ 2,581 $	2,581	Mortgage Securities		13.42%
Investment in Joint Trading Account; Credit			Government		11.78%
Suisse Repurchase Agreement; 0.03%			Energy		7.17%
dated 09/30/09 maturing 10/01/09			Technology		6.13%
(collateralized by US Treasury Notes;			Communications		6.05%
$2,560,000; 0.88%; dated 12/31/10 -			Industrial		5.62%
03/31/11)	2,509	2,509	Exchange Traded Funds		4.21%
Investment in Joint Trading Account;			Consumer, Cyclical		4.06%
Deutsche Bank Repurchase Agreement;			Basic Materials		2.09%
0.06% dated 09/30/09 maturing 10/01/09			Utilities		1.46%
(collateralized by Sovereign Agency			Asset Backed Securities		0.54%
Issues; $731,000; 0.00% - 3.75%; dated			Diversified		0.15%
11/13/09 - 03/27/19)	717	717	Other Assets in Excess of Liabilities, Net		0.50%
			TOTAL NET ASSETS		100.00%

		17

		Schedule of Investments
		Asset Allocation Account
		September 30, 2009 (unaudited)

Other Assets Summary (unaudited)
Asset Type			Percent
Currency Contracts			58.02%
Futures			20.52%

		Foreign Currency Contracts
						Net Unrealized
Foreign Currency	Delivery	Contracts				Appreciation
Purchase Contracts	Date	to Accept	In Exchange For		Value	(Depreciation)
Australian Dollar	10/15/2009	5,167,695		$4,440	$4,553	$113
British Pound	10/15/2009	1,817,615		3,015	2,904	(111)
Euro	10/15/2009	3,957,725		5,787	5,791	4
Hong Kong Dollar	10/15/2009	1,688,282		218	218	-
Japanese Yen	10/15/2009	525,296,373		5,749	5,853	104
Norwegian Krone	10/15/2009	3,812,670		645	660	15
Singapore Dollar	10/15/2009	246,244		173	175	2
Swedish Krona	10/15/2009	1,864,690		266	268	2
Swiss Franc	10/15/2009	208,753		201	201	-
Swiss Franc	10/16/2009	712,143		688	688	-

						Net Unrealized
Foreign Currency	Delivery	Contracts				Appreciation
Sale Contracts	Date	to Deliver	In Exchange For		Value	(Depreciation)
Australian Dollar	10/15/2009	2,909,326		$2,499	$2,564	$(65)
British Pound	10/15/2009	1,696,700		2,818	2,711	107
Canadian Dollar	10/15/2009	34,927		32	32	-
Euro	10/15/2009	4,397,763		6,436	6,435	1
Japanese Yen	10/15/2009	351,647,848		3,865	3,918	(53)
Norwegian Krone	10/15/2009	3,834,465		656	664	(8)
Swedish Krona	10/15/2009	1,766,273		252	253	(1)

All dollar amounts are shown in thousands (000's)

			Futures Contracts
						Current	Unrealized
					Original	Market	Appreciation/
Type			Buy/Sell	Contracts	Value	Value	(Depreciation)
10 Year Mini (JBG); December 2009			Buy	2	$ 309	$ 311	$ 2
DJ Euro Stoxx 50; December 2009			Buy	2	82	83	1
HANG SENG; October 2009			Buy	2	269	270	1
H-SHARES; October 2009			Buy	7	556	533	(23)
MSCI SING IX; October 2009			Buy	2	90	91	1
S&P 500 eMini; December 2009			Buy	88	4,594	4,633	39
S&P/TSX 60 IX; December 2009			Buy	4	504	507	3
SPI 200; December 2009			Buy	8	811	837	26
TOPIX Index; December 2009			Buy	19	1,990	1,926	(64)
US 10 Year Note; December 2009			Buy	7	818	828	10
US 2 Year Note; December 2009			Buy	9	1,942	1,952	10
US 5 Year Note; December 2009			Buy	1	115	116	1
IBEX 35; October 2009			Sell	2	334	343	(9)
US Long Bond; December 2009			Sell	8	950	971	(21)
All dollar amounts are shown in thousands (000's)

18

Schedule of Investments
Balanced Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (60.62%)			COMMON STOCKS (continued)
Advertising Agencies (0.19%)			Auto - Car & Light Trucks (continued)
Omnicom Group Inc	2,898 $	107	Toyota Motor Corp ADR	569 $		45
						210
Aerospace & Defense (1.24%)
BAE Systems PLC ADR	1,315	29	Auto - Medium & Heavy Duty Trucks (0.03%)
Boeing Co/The	241	13	Oshkosh Corp	658		20
Esterline Technologies Corp (a)	506	20	Auto/Truck Parts & Equipment - Original (0.03%)
General Dynamics Corp	3,024	195	TRW Automotive Holdings Corp (a)	974		16
Lockheed Martin Corp	2,529	198
Raytheon Co	3,648	175	Auto/Truck Parts & Equipment - Replacement (0.00%)
Teledyne Technologies Inc (a)	319	12	Dorman Products Inc (a)	126		2
TransDigm Group Inc (a)	1,427	71
		713	B2B - E-Commerce (0.01%)
			i2 Technologies Inc (a)	390		6
Aerospace & Defense Equipment (0.36%)
Moog Inc (a)	254	7	Batteries & Battery Systems (0.02%)
Triumph Group Inc	340	16	EnerSys (a)	530		12
United Technologies Corp	2,997	183
		206	Beverages - Non-Alcoholic (0.72%)
Agricultural Chemicals (0.09%)			Coca-Cola Co/The	2,953		158
Monsanto Co	210	16	Coca-Cola Enterprises Inc	6,293		135
Syngenta AG ADR	752	35	PepsiCo Inc	2,125		125
		51				418
Agricultural Operations (0.35%)			Beverages - Wine & Spirits (0.15%)
Archer-Daniels-Midland Co	6,832	200	Brown-Forman Corp	1,522		73
			Central European Distribution Corp (a)	460		15
Airlines (0.02%)						88
Allegiant Travel Co (a)	240	9	Brewery (0.06%)
			Kirin Holdings Co Ltd ADR	1,367		21
Apparel Manufacturers (0.03%)			SABMiller PLC ADR	590		14
True Religion Apparel Inc (a)	680	18				35

Appliances (0.06%)			Building - Heavy Construction (0.04%)
Electrolux AB ADR (a)	700	32	Granite Construction Inc	200		6
			Orion Marine Group Inc (a)	434		9
Applications Software (0.77%)			Sterling Construction Co Inc (a)	310		6
Actuate Corp (a)	800	5				21
Microsoft Corp	16,229	420	Building - Maintenance & Service (0.02%)
Quest Software Inc (a)	1,140	19	ABM Industries Inc	550		12
		444
Athletic Footwear (0.19%)			Building - Residential & Commercial (0.26%)
Nike Inc	1,668	108	DR Horton Inc	6,837		78
			Lennar Corp	5,255		75
Audio & Video Products (0.05%)						153
Sony Corp ADR	952	28
			Building & Construction - Miscellaneous (0.02%)
Auto - Car & Light Trucks (0.36%)			Insituform Technologies Inc (a)	520		10
Ford Motor Co (a)	13,850	100
Honda Motor Co Ltd ADR	1,439	44	Building & Construction Products -
Nissan Motor Co Ltd ADR (a)	1,600	21	Miscellaneous (0.06%)
			Louisiana-Pacific Corp (a)	750		5

19

Schedule of Investments
Balanced Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Building & Construction Products -			Commercial Banks (continued)
Miscellaneous (continued)			Banco Santander SA ADR	3,963 $		64
USG Corp (a)	1,622 $	28	Bancorpsouth Inc	1,930		47
		33	Bank of Hawaii Corp	462		19
Building Products - Cement & Aggregate (0.05%)			Bank of Nova Scotia	852		39
CRH PLC ADR	1,064	30	Bank of the Ozarks Inc	380		10
			BB&T Corp	5,596		152
Building Products - Wood (0.04%)			BOK Financial Corp	444		21
Masco Corp	1,860	24	City Holding Co	336		10
			Commerce Bancshares Inc	544		20
Cable/Satellite TV (0.80%)			Community Bank System Inc	610		11
Comcast Corp - Class A	16,458	278	DBS Group Holdings Ltd ADR	775		29
DIRECTV Group Inc/The (a)	5,604	154	First Bancorp/Troy NC	200		4
DISH Network Corp (a)	1,446	28	FirstMerit Corp	833		16
		460	Hang Seng Bank Ltd ADR	2,236		32
			Iberiabank Corp	165		8
Casino Services (0.04%)			Independent Bank Corp/Rockland MA	300		7
Bally Technologies Inc (a)	570	22	Intesa Sanpaolo SpA ADR (a)	1,062		28
			National Bank of Greece SA ADR (a)	4,732		34
Cellular Telecommunications (0.10%)			NBT Bancorp Inc	430		10
NTT DoCoMo Inc ADR	1,300	21	Prosperity Bancshares Inc	580		20
Syniverse Holdings Inc (a)	420	7	Renasant Corp	300		4
Vodafone Group PLC ADR	1,309	29	Republic Bancorp Inc/KY	180		4
		57	Royal Bank of Canada	850		46
Chemicals - Diversified (0.19%)			Smithtown Bancorp Inc	460		5
Akzo Nobel NV ADR	350	22	Tompkins Financial Corp	120		5
BASF SE ADR	500	26	Trustmark Corp	420		8
Innophos Holdings Inc	440	8	United Bankshares Inc	64		1
PPG Industries Inc	920	54	United Overseas Bank Ltd ADR	1,046		25
		110				711
Chemicals - Specialty (0.27%)
Ashland Inc	1,818	78	Commercial Services (0.06%)
HB Fuller Co	276	6	First Advantage Corp (a)	42		1
Lubrizol Corp	812	58	Healthcare Services Group Inc	360		7
Sensient Technologies Corp	320	9	PHH Corp (a)	1,040		21
Stepan Co	110	7	Steiner Leisure Ltd (a)	240		8
		158				37
Circuit Boards (0.02%)			Commercial Services - Finance (0.24%)
Multi-Fineline Electronix Inc (a)	160	5	CBIZ Inc (a)	1,070		8
TTM Technologies Inc (a)	830	9	Global Cash Access Holdings Inc (a)	1,550		11
		14	H&R Block Inc	6,529		120
Coal (0.09%)						139
Walter Energy Inc	842	51	Communications Software (0.01%)
			Seachange International Inc (a)	440		3
Coatings & Paint (0.15%)
Valspar Corp	3,206	88	Computer Services (0.27%)
			Accenture PLC - Class A	1,255		47
Commercial Banks (1.23%)			CACI International Inc (a)	160		8
Alpha Bank AE ADR (a)	4,500	20	Computer Sciences Corp (a)	1,640		86
Banco Latinoamericano de Comercio Exterior SA	840	12	Insight Enterprises Inc (a)	600		7

20

Schedule of Investments
Balanced Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Computer Services (continued)			Cosmetics & Toiletries (continued)
SYKES Enterprises Inc (a)	330 $	7	Procter & Gamble Co	11,573 $	670
		155			681
Computers (2.81%)			Data Processing & Management (0.10%)
Apple Inc (a)	2,020	375	Broadridge Financial Solutions Inc	2,505	50
Dell Inc (a)	7,584	116	CSG Systems International Inc (a)	290	5
Hewlett-Packard Co	10,706	505			55
IBM Corp	5,200	622	Diagnostic Equipment (0.04%)
		1,618	Immucor Inc (a)	1,160	21
Computers - Integrated Systems (0.22%)
Jack Henry & Associates Inc	430	10	Disposable Medical Products (0.02%)
NCR Corp (a)	3,285	46	Merit Medical Systems Inc (a)	510	9
Super Micro Computer Inc (a)	490	4
Teradata Corp (a)	2,372	65	Distribution & Wholesale (0.11%)
		125	Beacon Roofing Supply Inc (a)	650	10
			Core-Mark Holding Co Inc (a)	130	4
Computers - Memory Devices (0.60%)			WESCO International Inc (a)	1,742	50
EMC Corp/Massachusetts (a)	10,385	177			64
TDK Corp ADR	325	18
Western Digital Corp (a)	4,073	149	Diversified Banking Institutions (3.36%)
		344	Bank of America Corp	31,973	541
			Barclays PLC ADR	1,683	40
Computers - Peripheral Equipment (0.00%)			BNP Paribas ADR	1,117	46
Rimage Corp (a)	87	2	Citigroup Inc	45,846	222
			Credit Suisse Group AG ADR	782	43
Consulting Services (0.03%)			Goldman Sachs Group Inc/The	2,166	399
FTI Consulting Inc (a)	112	5	HSBC Holdings PLC ADR	1,310	75
ICF International Inc (a)	120	4	JP Morgan Chase & Co	11,251	493
Watson Wyatt Worldwide Inc	150	6	Mitsubishi UFJ Financial Group Inc ADR	2,621	14
		15	Morgan Stanley	202	6
Consumer Products - Miscellaneous (0.61%)			Societe Generale ADR	1,850	30
American Greetings Corp	720	16	UBS AG	1,562	29
Central Garden and Pet Co - A Shares (a)	840	9			1,938
Jarden Corp	3,264	92	Diversified Manufacturing Operations (2.43%)
Kimberly-Clark Corp	3,857	228	3M Co	3,391	250
Tupperware Brands Corp	210	8	Actuant Corp	650	10
		353	Ameron International Corp	90	6
Containers - Metal & Glass (0.25%)			AO Smith Corp	260	10
Bway Holding Co (a)	350	7	AZZ Inc (a)	470	19
Crown Holdings Inc (a)	766	21	Brink's Co/The	1,848	50
Owens-Illinois Inc (a)	2,691	99	Carlisle Cos Inc	2,129	72
Silgan Holdings Inc	310	16	Cooper Industries PLC	1,265	48
		143	Dover Corp	1,316	51
Containers - Paper & Plastic (0.12%)			ESCO Technologies Inc (a)	260	10
Pactiv Corp (a)	1,727	45	General Electric Co	41,392	680
Rock-Tenn Co	490	23	GP Strategies Corp (a)	530	4
		68	Illinois Tool Works Inc	890	38
			Invensys PLC ADR	4,500	21
Cosmetics & Toiletries (1.18%)			ITT Corp	1,361	71
Chattem Inc (a)	164	11	Koppers Holdings Inc	827	25

21

Schedule of Investments
Balanced Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Manufacturing Operations			Electronic Components - Miscellaneous
(continued)			(continued)
Siemens AG ADR	412 $	38	OSI Systems Inc (a)	210 $		4
		1,403				126
Diversified Minerals (0.17%)			Electronic Components - Semiconductors (1.39%)
Anglo American PLC ADR	1,847	29	Fairchild Semiconductor International Inc (a)	1,990		20
BHP Billiton Ltd ADR	1,060	70	Intel Corp	16,484		323
		99	IXYS Corp	840		7
Diversified Operations (0.01%)			Kopin Corp (a)	1,140		5
Compass Diversified Holdings	490	5	Micron Technology Inc (a)	6,088		50
			Microsemi Corp (a)	550		9
E-Commerce - Services (0.20%)			Nvidia Corp (a)	5,635		85
eBay Inc (a)	4,837	114	ON Semiconductor Corp (a)	3,677		30
			PMC - Sierra Inc (a)	1,150		11
Electric - Generation (0.15%)			QLogic Corp (a)	2,441		42
AES Corp/The	5,681	84	Silicon Laboratories Inc (a)	290		13
			Skyworks Solutions Inc (a)	1,850		25
Electric - Integrated (1.46%)			Texas Instruments Inc	5,638		134
Ameren Corp	1,729	44	Xilinx Inc	2,056		48
American Electric Power Co Inc	2,264	70				802
Avista Corp	990	20
Constellation Energy Group Inc	2,516	81	Electronic Connectors (0.04%)
Dominion Resources Inc/VA	1,120	39	Thomas & Betts Corp (a)	766		23
DPL Inc	949	25
Duke Energy Corp	257	4	Electronic Design Automation (0.01%)
			Cogo Group Inc (a)	520		3
E.ON AG ADR	933	40
Edison International	1,012	34	Electronic Parts Distribution (0.04%)
Enel SpA ADR	3,671	23	Avnet Inc (a)	788		20
Exelon Corp	2,101	104
FPL Group Inc	892	49	Electronic Security Devices (0.02%)
IDACORP Inc	300	9	American Science & Engineering Inc	200		14
International Power PLC ADR	292	14
NorthWestern Corp	610	15	E-Marketing & Information (0.03%)
NSTAR	240	8	Digital River Inc (a)	420		17
OGE Energy Corp	734	24
			Engineering - Research & Development Services (0.28%)
PG&E Corp	984	40
			ABB Ltd ADR (a)	1,400		28
Portland General Electric Co	577	11
			EMCOR Group Inc (a)	826		21
Progress Energy Inc	1,027	40
			Exponent Inc (a)	140		4
Public Service Enterprise Group Inc	2,327	73
			KBR Inc	3,701		86
RWE AG ADR	259	24
			URS Corp (a)	493		22
Scottish & Southern Energy PLC ADR	662	12
						161
Southern Co	185	6
Xcel Energy Inc	1,728	33	Engines - Internal Combustion (0.03%)
		842	Briggs & Stratton Corp	850		17

Electronic Components - Miscellaneous (0.22%)			Enterprise Software & Services (1.14%)
Benchmark Electronics Inc (a)	1,030	18	Ariba Inc (a)	870		10
CTS Corp	730	7	BMC Software Inc (a)	1,328		50
Garmin Ltd	2,479	93	CA Inc	4,486		99
LaBarge Inc (a)	330	4	Informatica Corp (a)	670		15
			JDA Software Group Inc (a)	277		6

22

Schedule of Investments
Balanced Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Enterprise Software & Services (continued)			Food - Canned (continued)
Mantech International Corp (a)	210 $	10	TreeHouse Foods Inc (a)	300 $		11
Oracle Corp	18,115	377				114
SAP AG ADR	306	15	Food - Catering (0.04%)
Sybase Inc (a)	1,517	59	Compass Group PLC ADR	3,854		24
SYNNEX Corp (a)	550	17
		658	Food - Dairy Products (0.12%)
Environmental Consulting & Engineering (0.02%)			Dean Foods Co (a)	3,856		69
Tetra Tech Inc (a)	340	9
			Food - Meat Products (0.04%)
E-Services - Consulting (0.02%)			Hormel Foods Corp	621		22
Perficient Inc (a)	490	4
			Food - Miscellaneous/Diversified (0.76%)
Websense Inc (a)	300	5
			American Italian Pasta Co (a)	410		11
		9
			Diamond Foods Inc	270		9
Fiduciary Banks (0.23%)			General Mills Inc	2,818		181
Bank of New York Mellon Corp/The	746	22	HJ Heinz Co	2,828		112
State Street Corp	2,158	113	Kraft Foods Inc	1,041		27
		135	Lancaster Colony Corp	120		6
Finance - Auto Loans (0.03%)			Nestle SA ADR	1,045		45
AmeriCredit Corp (a)	1,224	19	Sara Lee Corp	2,197		25
			Unilever PLC ADR	806		23
Finance - Consumer Loans (0.01%)						439
Encore Capital Group Inc (a)	270	4
			Food - Retail (0.68%)
Finance - Credit Card (0.23%)			Koninklijke Ahold NV ADR	2,431		29
American Express Co	2,875	97	Kroger Co/The	8,381		173
Discover Financial Services	2,136	35	Safeway Inc	2,975		59
		132	SUPERVALU Inc	8,822		133
						394
Finance - Investment Banker & Broker (0.41%)
Charles Schwab Corp/The	4,795	92	Food - Wholesale & Distribution (0.01%)
E*Trade Financial Corp (a)	3,790	7	Fresh Del Monte Produce Inc (a)	280		7
Evercore Partners Inc - Class A	258	8	Sysco Corp	7		-
ICAP PLC ADR	1,222	17				7
Investment Technology Group Inc (a)	1,050	29	Footwear & Related Apparel (0.04%)
Knight Capital Group Inc (a)	580	13	Iconix Brand Group Inc (a)	960		12
Nomura Holdings Inc ADR	2,033	12	Steven Madden Ltd (a)	326		12
SWS Group Inc	800	11				24
TD Ameritrade Holding Corp (a)	2,362	46	Forestry (0.12%)
		235	Plum Creek Timber Co Inc	2,274		70
Finance - Leasing Company (0.01%)
Financial Federal Corp	247	6	Gambling (Non-Hotel) (0.01%)
			Isle of Capri Casinos Inc (a)	627		7
Finance - Other Services (0.10%)
NASDAQ OMX Group Inc/The (a)	2,656	56	Gas - Distribution (0.38%)
			Atmos Energy Corp	516		14
Food - Canned (0.20%)			Centerpoint Energy Inc	4,549		57
Del Monte Foods Co	8,537	99	Energen Corp	825		36
Seneca Foods Corp (a)	150	4	Northwest Natural Gas Co	410		17
			South Jersey Industries Inc	311		11
			UGI Corp	3,091		77

23

Schedule of Investments
Balanced Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Gas - Distribution (continued)			Internet Security (0.16%)
WGL Holdings Inc	240 $	8	Blue Coat Systems Inc (a)	500 $		11
		220	Symantec Corp (a)	4,785		79
Gold Mining (0.04%)						90
Lihir Gold Ltd ADR (a)	877	22	Internet Telephony (0.02%)
			j2 Global Communications Inc (a)	460		11
Home Decoration Products (0.06%)
Newell Rubbermaid Inc	2,317	36	Intimate Apparel (0.04%)
			Warnaco Group Inc/The (a)	534		23
Home Furnishings (0.03%)
Tempur-Pedic International Inc	860	16	Investment Companies (0.05%)
			Ares Capital Corp	1,178		13
Hospital Beds & Equipment (0.08%)			Fifth Street Finance Corp	241		3
Kinetic Concepts Inc (a)	1,265	47	Hercules Technology Growth Capital Inc	967		9
			PennantPark Investment Corp	329		3
Human Resources (0.03%)
						28
Emergency Medical Services Corp (a)	370	17
Kenexa Corp (a)	95	1	Investment Management & Advisory Services (0.30%)
		18	Calamos Asset Management Inc	290		4
			Franklin Resources Inc	646		65
Import & Export (0.22%)
			Invesco Ltd	4,562		104
ITOCHU Corp ADR	490	33
						173
Mitsubishi Corp ADR	1,021	41
Mitsui & Co Ltd ADR	69	18	Lasers - Systems & Components (0.02%)
Sumitomo Corp ADR	3,367	35	Rofin-Sinar Technologies Inc (a)	440		10
		127
			Life & Health Insurance (0.44%)
Independent Power Producer (0.15%)			Delphi Financial Group Inc	705		16
Mirant Corp (a)	1,492	24	Prudential Financial Inc	2,667		133
NRG Energy Inc (a)	2,195	62	StanCorp Financial Group Inc	190		8
		86	Torchmark Corp	524		23
Instruments - Scientific (0.30%)			Unum Group	3,518		75
FEI Co (a)	740	18				255
Thermo Fisher Scientific Inc (a)	3,494	153	Machinery - Construction & Mining (0.34%)
		171	Astec Industries Inc (a)	150		4
Insurance Brokers (0.01%)			Bucyrus International Inc	768		27
eHealth Inc (a)	210	3	Caterpillar Inc	2,866		147
Life Partners Holdings Inc	150	3	Joy Global Inc	411		20
		6				198
Internet Application Software (0.02%)			Machinery - Electrical (0.03%)
S1 Corp (a)	1,540	10	Regal-Beloit Corp	390		18

Internet Infrastructure Equipment (0.03%)			Machinery - Farm (0.04%)
Avocent Corp (a)	850	17	Kubota Corp ADR	611		25

Internet Infrastructure Software (0.09%)			Machinery - General Industry (0.08%)
Akamai Technologies Inc (a)	1,440	28	Applied Industrial Technologies Inc	242		5
AsiaInfo Holdings Inc (a)	540	11	DXP Enterprises Inc (a)	330		4
TIBCO Software Inc (a)	1,540	15	Middleby Corp (a)	270		15
		54	Wabtec Corp/DE	530		20
						44

24

Schedule of Investments
Balanced Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Machinery - Pumps (0.11%)			Medical - HMO (continued)
Flowserve Corp	663 $	65	UnitedHealth Group Inc	5,222 $		131
			WellPoint Inc (a)	579		28
Medical - Biomedical/Gene (1.00%)						409
Acorda Therapeutics Inc (a)	140	3
Affymax Inc (a)	200	5	Medical - Hospitals (0.24%)
Amgen Inc (a)	6,090	367	Community Health Systems Inc (a)	877		28
Arqule Inc (a)	630	3	Tenet Healthcare Corp (a)	13,584		80
Biogen Idec Inc (a)	1,039	52	Universal Health Services Inc	505		31
Bio-Rad Laboratories Inc (a)	110	10				139
Cubist Pharmaceuticals Inc (a)	593	12	Medical - Nursing Homes (0.01%)
Exelixis Inc (a)	2,130	14	Ensign Group Inc/The	416		6
Gilead Sciences Inc (a)	880	41
Human Genome Sciences Inc (a)	2,450	46	Medical - Outpatient & Home Medical Care (0.06%)
Incyte Corp (a)	1,960	13	Amedisys Inc (a)	374		16
Vical Inc (a)	1,469	6	Gentiva Health Services Inc (a)	270		7
XOMA Ltd (a)	6,200	5	LHC Group Inc (a)	420		13
		577				36
Medical - Drugs (2.71%)			Medical - Wholesale Drug Distribution (0.47%)
Abbott Laboratories	1,592	79	AmerisourceBergen Corp	3,810		85
Allergan Inc/United States	1,530	87	McKesson Corp	3,078		184
AstraZeneca PLC ADR	895	40				269
Bristol-Myers Squibb Co	11,944	269	Medical Instruments (0.06%)
China Sky One Medical Inc (a)	190	3	Genomic Health Inc (a)	380		8
Endo Pharmaceuticals Holdings Inc (a)	4,181	95	Kensey Nash Corp (a)	400		12
GlaxoSmithKline PLC ADR	664	26	Medtronic Inc	460		17
Merck & Co Inc/NJ	5,389	170				37
Novartis AG ADR	462	23	Medical Laboratory & Testing Service (0.03%)
Novo Nordisk A/S ADR	434	27	Icon PLC ADR (a)	670		16
Orexigen Therapeutics Inc (a)	980	10
Pfizer Inc	20,995	348	Medical Products (0.91%)
PharMerica Corp (a)	450	8	American Medical Systems Holdings Inc (a)	1,040		18
Roche Holding AG ADR	1,140	46	Cantel Medical Corp (a)	560		8
Sanofi-Aventis SA ADR	1,000	37	Hospira Inc (a)	2,136		95
Schering-Plough Corp	5,783	163	Johnson & Johnson	6,562		400
Shire PLC ADR	395	21	Orthofix International NV (a)	230		7
Wyeth	2,105	102				528
XenoPort Inc (a)	270	6	Metal - Aluminum (0.01%)
		1,560	Kaiser Aluminum Corp	140		5
Medical - Generic Drugs (0.14%)
Mylan Inc/PA (a)	3,916	63	Metal - Copper (0.27%)
Par Pharmaceutical Cos Inc (a)	300	6	Freeport-McMoRan Copper & Gold Inc	2,278		156
Perrigo Co	330	11
		80	Metal - Diversified (0.09%)
			Rio Tinto PLC ADR	311		53
Medical - HMO (0.71%)
Cigna Corp	2,535	71	Metal - Iron (0.15%)
Coventry Health Care Inc (a)	4,371	87	Cliffs Natural Resources Inc	2,650		86
Humana Inc (a)	1,991	74
Magellan Health Services Inc (a)	570	18	Metal Processors & Fabrication (0.01%)
			LB Foster Co (a)	170		5

25

Schedule of Investments
Balanced Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Metal Processors & Fabrication (continued)			Oil Company - Exploration & Production
Precision Castparts Corp	3 $	1	(continued)
		6	Arena Resources Inc (a)	210 $	7
			Berry Petroleum Co	490	13
Metal Products - Distribution (0.01%)			Chesapeake Energy Corp	3,269	93
AM Castle & Co	430	4	Concho Resources Inc/Midland TX (a)	290	11
			Devon Energy Corp	128	9
Miscellaneous Manufacturers (0.04%)
Aptargroup Inc	595	22	EXCO Resources Inc	1,215	23
			Mariner Energy Inc (a)	1,360	19
Multi-Line Insurance (0.23%)			Newfield Exploration Co (a)	2,279	97
Allianz SE ADR	1,755	22	Noble Energy Inc	497	33
American Financial Group Inc/OH	2,068	52	Occidental Petroleum Corp	3,367	264
AXA SA ADR	888	24	St Mary Land & Exploration Co	2,750	89
Zurich Financial Services AG ADR	1,423	34	Swift Energy Co (a)	845	20
		132	Talisman Energy Inc	2,044	35
			Whiting Petroleum Corp (a)	564	32
Multimedia (0.65%)
			XTO Energy Inc	4,209	174
McGraw-Hill Cos Inc/The	2,839	71
					1,011
Time Warner Inc	3,627	104
Viacom Inc (a)	4,241	119	Oil Company - Integrated (3.29%)
Walt Disney Co/The	2,216	61	BG Group PLC ADR	571	50
WPP PLC ADR	506	22	BP PLC ADR	947	50
		377	Chevron Corp	7,849	553
			ConocoPhillips	2,995	135
Networking Products (1.06%)
			ENI SpA ADR	415	21
3Com Corp (a)	4,590	24
			Exxon Mobil Corp	12,314	845
BigBand Networks Inc (a)	690	3
			Hess Corp	2,140	114
Cisco Systems Inc (a)	24,177	569
			Marathon Oil Corp	102	3
Polycom Inc (a)	580	15
			Royal Dutch Shell PLC - B shares ADR	400	22
		611
			Royal Dutch Shell PLC ADR	396	23
Office Automation & Equipment (0.06%)			Statoil ASA ADR	950	21
Canon Inc ADR	816	33	Total SA ADR	953	57
					1,894
Office Supplies & Forms (0.01%)
Ennis Inc	310	5	Oil Field Machinery & Equipment (0.42%)
			Cameron International Corp (a)	1,675	63
Oil - Field Services (0.45%)			Dresser-Rand Group Inc (a)	1,169	36
Halliburton Co	1,675	46	Dril-Quip Inc (a)	230	12
Helix Energy Solutions Group Inc (a)	1,330	20	National Oilwell Varco Inc (a)	2,982	129
Hornbeck Offshore Services Inc (a)	470	13			240
Oil States International Inc (a)	543	19	Oil Refining & Marketing (0.02%)
Schlumberger Ltd	1,970	117	CVR Energy Inc (a)	960	12
Smith International Inc	1,611	46
		261	Paper & Related Products (0.35%)
Oil & Gas Drilling (0.26%)			Glatfelter	410	5
Atwood Oceanics Inc (a)	2,900	102	International Paper Co	6,700	149
Nabors Industries Ltd (a)	2,311	49	Rayonier Inc	583	24
		151	Svenska Cellulosa AB ADR	1,631	22
					200
Oil Company - Exploration & Production (1.75%)
Anadarko Petroleum Corp	621	39	Pastoral & Agricultural (0.02%)
Apache Corp	573	53	AgFeed Industries Inc (a)	1,730	9

26

Schedule of Investments
Balanced Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Pharmacy Services (0.45%)			Reinsurance (continued)
Catalyst Health Solutions Inc (a)	630 $	18	Argo Group International Holdings Ltd (a)	350 $		12
Medco Health Solutions Inc (a)	4,042	224	Aspen Insurance Holdings Ltd	590		16
Omnicare Inc	875	20	Flagstone Reinsurance Holdings Ltd	500		6
		262	Hannover Rueckversicherung AG ADR (a)	1,080		25
Physical Therapy & Rehabilitation Centers (0.03%)			Max Capital Group Ltd	150		3
Psychiatric Solutions Inc (a)	280	7	PartnerRe Ltd	338		26
RehabCare Group Inc (a)	450	10	Platinum Underwriters Holdings Ltd	520		19
		17	Validus Holdings Ltd	250		6
						160
Physician Practice Management (0.02%)
Mednax Inc (a)	176	10	REITS - Apartments (0.02%)
			Essex Property Trust Inc	130		10
Pipelines (0.51%)
El Paso Corp	11,152	115	REITS - Diversified (0.08%)
Oneok Inc	767	28	Digital Realty Trust Inc	1,042		48
Spectra Energy Corp	2,782	53
			REITS - Healthcare (0.25%)
Williams Cos Inc	5,484	98	HCP Inc	1,502		43
		294	Nationwide Health Properties Inc	2,161		67
Private Corrections (0.02%)			Universal Health Realty Income Trust	120		4
Cornell Cos Inc (a)	584	13	Ventas Inc	764		29
						143
Property & Casualty Insurance (0.53%)
Amtrust Financial Services Inc	100	1	REITS - Mortgage (0.08%)
Chubb Corp	2,967	150	Capstead Mortgage Corp	430		6
HCC Insurance Holdings Inc	975	27	Chimera Investment Corp	2,887		11
Tokio Marine Holdings Inc ADR	528	15	MFA Mortgage Investments Inc	3,220		26
Tower Group Inc	260	6	NorthStar Realty Finance Corp	1,140		4
Travelers Cos Inc/The	2,114	104				47
		303	REITS - Office Property (0.11%)
Publicly Traded Investment Fund (0.85%)			Alexandria Real Estate Equities Inc	330		18
iShares Russell 1000 Growth Index Fund	2,732	126	Corporate Office Properties Trust SBI MD	1,145		42
iShares Russell 1000 Value Index Fund	1,138	63	Kilroy Realty Corp	170		5
iShares S&P 500 Index Fund/US	2,839	301				65
		490	REITS - Regional Malls (0.07%)
Real Estate Operator & Developer (0.09%)			CBL & Associates Properties Inc	1,810		17
Brookfield Asset Management Inc	1,176	27	Simon Property Group Inc	327		23
Sun Hung Kai Properties Ltd ADR	1,789	26				40
		53	REITS - Shopping Centers (0.04%)
Recreational Vehicles (0.01%)			Inland Real Estate Corp	1,330		11
Polaris Industries Inc	200	8	Saul Centers Inc	270		9
			Urstadt Biddle Properties Inc	270		4
Regional Banks (1.06%)						24
Capital One Financial Corp	1,348	48	REITS - Single Tenant (0.01%)
Fifth Third Bancorp	9,953	101	Getty Realty Corp	180		4
US Bancorp	723	16
Wells Fargo & Co	15,943	449	REITS - Storage (0.19%)
		614	Public Storage	1,466		110
Reinsurance (0.28%)
Allied World Assurance Co Holdings Ltd	993	47

27

Schedule of Investments
Balanced Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Rental - Auto & Equipment (0.03%)			Retail - Gardening Products (0.01%)
Aaron's Inc	390 $	10	Tractor Supply Co (a)	180 $		9
Rent-A-Center Inc/TX (a)	370	7
		17	Retail - Hair Salons (0.01%)
			Regis Corp	500		8
Research & Development (0.03%)
Parexel International Corp (a)	1,090	15	Retail - Home Furnishings (0.00%)
			Pier 1 Imports Inc (a)	440		2
Retail - Apparel & Shoe (0.42%)
Aeropostale Inc (a)	310	13	Retail - Jewelry (0.02%)
Dress Barn Inc (a)	620	11	Signet Jewelers Ltd (a)	523		14
Gap Inc/The	5,384	115
Genesco Inc (a)	430	10	Retail - Major Department Store (0.12%)
JOS A Bank Clothiers Inc (a)	130	6	Marks & Spencer Group PLC ADR	1,152		14
Phillips-Van Heusen Corp	503	22	TJX Cos Inc	1,569		58
Ross Stores Inc	1,008	48				72
Stage Stores Inc	580	8	Retail - Office Supplies (0.23%)
Wet Seal Inc/The (a)	2,517	10	Staples Inc	5,703		132
		243
Retail - Appliances (0.01%)			Retail - Pawn Shops (0.02%)
hhgregg Inc (a)	285	5	Cash America International Inc	380		11

Retail - Auto Parts (0.05%)			Retail - Perfume & Cosmetics (0.01%)
Advance Auto Parts Inc	666	26	Sally Beauty Holdings Inc (a)	1,120		8

Retail - Automobile (0.02%)			Retail - Petroleum Products (0.02%)
Asbury Automotive Group Inc	770	10	World Fuel Services Corp	240		12

Retail - Building Products (0.41%)			Retail - Regional Department Store (0.20%)
Home Depot Inc	7,472	199	Kohl's Corp (a)	1,289		74
Kingfisher PLC ADR	4,079	27	Macy's Inc	2,216		40
Lowe's Cos Inc	523	11				114
		237	Retail - Restaurants (0.47%)
Retail - Consumer Electronics (0.08%)			Brinker International Inc	2,921		46
RadioShack Corp	2,761	46	CKE Restaurants Inc	811		9
			Einstein Noah Restaurant Group Inc (a)	223		3
Retail - Discount (0.93%)			McDonald's Corp	657		37
99 Cents Only Stores (a)	1,060	14	PF Chang's China Bistro Inc (a)	330		11
Big Lots Inc (a)	3,533	88	Ruby Tuesday Inc (a)	670		6
BJ's Wholesale Club Inc (a)	624	23	Starbucks Corp (a)	7,851		162
Citi Trends Inc (a)	160	5				274
Family Dollar Stores Inc	2,429	64	Savings & Loans - Thrifts (0.16%)
Wal-Mart Stores Inc	6,930	340	ESSA Bancorp Inc	350		5
		534	First Financial Holdings Inc	210		3
Retail - Drug Store (0.06%)			Flushing Financial Corp	460		5
CVS Caremark Corp	932	33	Hudson City Bancorp Inc	5,024		66
			OceanFirst Financial Corp	340		4
Retail - Fabric Store (0.03%)			Provident Financial Services Inc	430		4
Jo-Ann Stores Inc (a)	610	16	United Financial Bancorp Inc	320		4
						91

28

Schedule of Investments
Balanced Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Schools (0.04%)			Telephone - Integrated (1.57%)
American Public Education Inc (a)	300 $	10	AT&T Inc	15,269 $		412
Capella Education Co (a)	120	8	CenturyTel Inc	821		28
Grand Canyon Education Inc (a)	320	6	Koninklijke KPN NV ADR	1,205		20
		24	Portugal Telecom SGPS SA ADR	1,600		17
Semiconductor Component - Integrated Circuits (0.40%)			Qwest Communications International Inc	17,981		69
Atmel Corp (a)	4,269	18	Sprint Nextel Corp (a)	7,201		28
Cypress Semiconductor Corp (a)	5,938	61	Telefonica SA ADR	593		49
Hittite Microwave Corp (a)	340	12	Verizon Communications Inc	5,500		167
Integrated Device Technology Inc (a)	7,789	53	Windstream Corp	11,581		117
Marvell Technology Group Ltd (a)	4,748	77				907
Micrel Inc	510	4	Theaters (0.03%)
Pericom Semiconductor Corp (a)	360	4	National CineMedia Inc	380		7
		229	Regal Entertainment Group	763		9
Semiconductor Equipment (0.11%)						16
Aixtron AG ADR	750	20	Therapeutics (0.04%)
ASML Holding NV	945	28	Allos Therapeutics Inc (a)	880		6
Entegris Inc (a)	2,550	13	Isis Pharmaceuticals Inc (a)	560		8
Ultratech Inc (a)	380	5	Vivus Inc (a)	1,040		11
		66				25
Steel - Producers (0.28%)			Tobacco (0.62%)
ArcelorMittal	726	27	British American Tobacco PLC ADR	592		37
Nucor Corp	1,390	65	Imperial Tobacco Group PLC ADR	688		41
Steel Dynamics Inc	985	15	Philip Morris International Inc	3,883		189
United States Steel Corp	1,237	55	Reynolds American Inc	1,999		89
		162				356
Steel - Specialty (0.03%)			Transactional Software (0.03%)
Citic Pacific Ltd ADR	1,494	20	ACI Worldwide Inc (a)	350		5
			Solera Holdings Inc	390		12
Telecommunication Equipment (0.11%)						17
Anaren Inc (a)	240	4
Arris Group Inc (a)	690	9	Transport - Air Freight (0.03%)
CommScope Inc (a)	1,387	42	Atlas Air Worldwide Holdings Inc (a)	480		15
Comtech Telecommunications Corp (a)	214	7	Transport - Equipment & Leasing (0.01%)
Symmetricom Inc (a)	640	3	TAL International Group Inc	370		5
		65
Telecommunication Equipment - Fiber Optics (0.09%)			Transport - Marine (0.00%)
JDS Uniphase Corp (a)	7,282	52	Overseas Shipholding Group Inc	64		2

Telecommunication Services (0.13%)			Transport - Rail (0.58%)
Consolidated Communications Holdings Inc	710	11	CSX Corp	2,777		116
Harris Stratex Networks Inc (a)	278	2	MTR Corp ADR	829		29
MasTec Inc (a)	430	5	Norfolk Southern Corp	815		35
NTELOS Holdings Corp	490	9	Union Pacific Corp	2,693		157
Premiere Global Services Inc (a)	920	8				337
Singapore Telecommunications Ltd ADR	1,000	23	Transport - Services (0.17%)
Telenor ASA ADR (a)	500	17	FedEx Corp	794		60
		75	HUB Group Inc (a)	570		13

29

Schedule of Investments
Balanced Account
September 30, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)
COMMON STOCKS (continued)			BONDS (continued)
Transport - Services (continued)			Apparel Manufacturers (0.01%)
United Parcel Service Inc	497 $	28	Rafaella Apparel Group Inc
		101	11.25%, 6/15/2011	$ 15 $	4

Transport - Truck (0.02%)			Asset Backed Securities (2.01%)
Heartland Express Inc	350	5	Ameriquest Mortgage Securities Inc
Marten Transport Ltd (a)	240	4	0.55%, 3/25/2035 (d)	13	11
		9	Carrington Mortgage Loan Trust

Vitamins & Nutrition Products (0.11%)			0.53%, 12/25/2035 (d)	275	219
Mead Johnson Nutrition Co	1,470	66	Citigroup Mortgage Loan Trust Inc
			0.40%, 3/25/2037 (d)	150	120

Web Portals (0.51%)			Countrywide Asset-Backed Certificates
			1.32%, 1/25/2034 (d)	126	73
Earthlink Inc	1,840	15
			0.54%, 2/25/2036 (d)	77	70
Google Inc (a)	562	279
			0.50%, 3/25/2036 (c)(d)	160	81
		294
			0.42%, 6/25/2037 (d)	150	49
Wire & Cable Products (0.01%)			Countrywide Home Equity Loan Trust
Fushi Copperweld Inc (a)	440	4	0.44%, 5/15/2036 (d)	79	14
			First Franklin Mortgage Loan Asset Backed
Wireless Equipment (0.26%)			Certificates
Nokia OYJ ADR	1,218	18	0.49%, 11/25/2035 (c)(d)	114	106
Qualcomm Inc	2,310	104	First Horizon Asset Backed Trust
Telefonaktiebolaget LM Ericsson ADR	2,565	25	0.38%, 10/25/2026 (d)	135	60
		147	First-Citizens Home Equity Loan LLC
			0.45%, 9/15/2022 (b)(d)	45	24
TOTAL COMMON STOCKS	$ 34,943		Great America Leasing Receivables
	Principal		5.39%, 9/15/2011 (b)	26	27
	Amount	Value	JP Morgan Mortgage Acquisition Corp
	(000's)	(000's)	0.42%, 4/25/2036 (d)	183	120
BONDS (23.74%)			5.45%, 11/25/2036	120	102
Aerospace & Defense (0.12%)			0.40%, 3/25/2037 (d)	75	32
Boeing Co/The			Long Beach Mortgage Loan Trust
3.50%, 2/15/2015	$ 20	21	0.78%, 6/25/2034 (c)(d)	30	20
4.88%, 2/15/2020	10	10	Marriott Vacation Club Owner Trust
			5.52%, 5/20/2029 (b)(d)	24	20
Northrop Grumman Corp
3.70%, 8/ 1/2014	25	25	MSDWCC Heloc Trust
			0.44%, 7/25/2017 (d)	24	11
5.05%, 8/ 1/2019	10	11
					1,159
Spirit Aerosystems Inc
7.50%, 10/ 1/2017 (b)	5	5	Auto/Truck Parts & Equipment - Original (0.04%)
		72	Tenneco Inc
			10.25%, 7/15/2013	21	22
Aerospace & Defense Equipment (0.08%)

GenCorp Inc			Automobile Sequential (0.33%)
9.50%, 8/15/2013	60	48	Capital Auto Receivables Asset Trust
			5.52%, 3/15/2011 (d)	60	60
Airlines (0.21%)
			Ford Credit Auto Owner Trust
American Airlines Pass Through Trust 2001-02			5.30%, 6/15/2012	60	63
7.86%, 10/ 1/2011	5	5
			5.60%, 10/15/2012	20	21
American Airlines Pass Through Trust 2009-1A
10.38%, 7/ 2/2019	45	48	WFS Financial Owner Trust
			4.50%, 5/17/2013	47	47
Delta Air Lines Inc
7.11%, 9/18/2011 (c)	50	48			191
6.72%, 1/ 2/2023	24	21
		122

30

Schedule of Investments
Balanced Account
September 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Beverages - Non-Alcoholic (0.07%)			Cable/Satellite TV (continued)
Coca-Cola Enterprises Inc			Time Warner Cable Inc
4.25%, 3/ 1/2015	$ 5 $	5	6.55%, 5/ 1/2037	$ 15 $		16
Dr Pepper Snapple Group Inc			UPC Holding BV
6.82%, 5/ 1/2018	33	38	9.88%, 4/15/2018 (b)	15		16
		43				583
Beverages - Wine & Spirits (0.02%)			Casino Hotels (0.06%)
Constellation Brands Inc			Harrah's Operating Co Inc
8.38%, 12/15/2014	10	10	10.00%, 12/15/2018 (b)	2		2
			10.00%, 12/15/2018 (b)	23		18
Brewery (0.46%)			MGM Mirage
Anheuser-Busch InBev Worldwide Inc			8.50%, 9/15/2010	15		15
5.38%, 11/15/2014 (b)	165	176				35
7.75%, 1/15/2019 (b)	10	12
6.88%, 11/15/2019 (b)	70	79	Casino Services (0.03%)
			Peninsula Gaming LLC
		267	8.38%, 8/15/2015 (b)	5		5
Broadcasting Services & Programming (0.09%)			10.75%, 8/15/2017 (b)	10		10
Discovery Communications LLC			Snoqualmie Entertainment Authority
5.63%, 8/15/2019	50	51	9.13%, 2/ 1/2015 (b)	5		3
						18
Building Products - Cement & Aggregate (0.16%)
Martin Marietta Materials Inc			Cellular Telecommunications (0.44%)
0.64%, 4/30/2010 (d)	90	90	America Movil SAB de CV
			5.63%, 11/15/2017	10		10
Building Products - Wood (0.45%)			Centennial Communications Corp
Masco Corp			6.35%, 1/ 1/2013 (d)	5		5
0.60%, 3/12/2010 (d)	265	261	Cricket Communications Inc
			9.38%, 11/ 1/2014	15		15
Cable/Satellite TV (1.01%)			iPCS Inc
Comcast Corp			2.61%, 5/ 1/2013 (d)	5		4
6.30%, 11/15/2017	50	55	Nextel Communications Inc
6.45%, 3/15/2037	115	122	7.38%, 8/ 1/2015	60		54
COX Communications Inc			Rogers Wireless Inc
6.75%, 3/15/2011	50	53	6.38%, 3/ 1/2014	25		28
5.45%, 12/15/2014	20	21	Vodafone Group PLC
5.50%, 10/ 1/2015	10	11	0.64%, 6/15/2011 (d)	45		45
6.25%, 6/ 1/2018 (b)	40	42	0.66%, 2/27/2012 (d)	75		74
8.38%, 3/ 1/2039 (b)	40	49	5.45%, 6/10/2019	20		21
CSC Holdings Inc/United States						256
7.88%, 2/15/2018	5	5	Chemicals - Diversified (0.20%)
8.63%, 2/15/2019 (b)	10	11	Dow Chemical Co/The
DirecTV Holdings LLC / DirecTV Financing			5.90%, 2/15/2015	55		57
Co Inc			8.55%, 5/15/2019	50		56
4.75%, 10/ 1/2014 (b)	70	70				113
7.63%, 5/15/2016	30	32
5.88%, 10/ 1/2019 (b)	40	40	Chemicals - Specialty (0.01%)
DISH DBS Corp			Huntsman International LLC
6.63%, 10/ 1/2014	20	19	5.50%, 6/30/2016 (b)	5		4
Kabel Deutschland GmbH
10.63%, 7/ 1/2014	15	16	Coal (0.01%)
Rainbow National Services LLC			Arch Coal Inc
10.38%, 9/ 1/2014 (b)	5	5	8.75%, 8/ 1/2016 (b)	5		5

31

Schedule of Investments
Balanced Account
September 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Commercial Banks (0.70%)			Diversified Banking Institutions (continued)
Barclays Bank PLC			Goldman Sachs Group Inc/The (continued)
5.00%, 9/22/2016	$ 55 $	56	6.75%, 10/ 1/2037	$ 28 $	29
Nordea Bank Sweden AB			JP Morgan Chase & Co
8.95%, 11/29/2049 (b)	250	237	3.70%, 1/20/2015	375	372
Westpac Banking Corp			Morgan Stanley
4.20%, 2/27/2015	110	112	5.63%, 9/23/2019	290	285
		405	7.25%, 4/ 1/2032	25	29
Computer Services (0.02%)			Royal Bank of Scotland Group PLC
			5.05%, 1/ 8/2015	25	22
Sungard Data Systems Inc
10.25%, 8/15/2015	10	10			1,161
			Diversified Financial Services (0.44%)
Computers (0.01%)			General Electric Capital Corp
Hewlett-Packard Co			6.00%, 8/ 7/2019	190	193
2.95%, 8/15/2012	5	5	6.38%, 11/15/2067 (d)	75	62
					255
Computers - Memory Devices (0.03%)
Seagate Technology HDD Holdings			Diversified Manufacturing Operations (0.03%)
6.80%, 10/ 1/2016	10	9	Textron Inc
Seagate Technology International/Cayman			6.20%, 3/15/2015	20	20
Islands
10.00%, 5/ 1/2014 (b)	5	6	Diversified Minerals (0.47%)
		15	Rio Tinto Finance USA Ltd
			8.95%, 5/ 1/2014	75	88
Containers - Paper & Plastic (0.02%)
			6.50%, 7/15/2018	35	38
Graphic Packaging International Inc
9.50%, 6/15/2017 (b)	5	5	9.00%, 5/ 1/2019	20	25
Norampac Industries Inc			Teck Resources Ltd
6.75%, 6/ 1/2013	5	5	9.75%, 5/15/2014	50	55
		10	10.25%, 5/15/2016	40	45
			10.75%, 5/15/2019	10	12
Cruise Lines (0.02%)			Vale Overseas Ltd
Royal Caribbean Cruises Ltd			5.63%, 9/15/2019	11	11
6.88%, 12/ 1/2013	10	9			274

Data Processing & Management (0.03%)			Diversified Operations (0.04%)
First Data Corp			Susser Holdings LLC / Susser Finance Corp
9.88%, 9/24/2015	15	14	10.63%, 12/15/2013	25	26
10.55%, 9/24/2015	5	4
		18	Diversified Operations & Commercial Services (0.02%)
			Aramark Corp
Diversified Banking Institutions (2.01%)			8.50%, 2/ 1/2015	10	10
Bank of America Corp
5.38%, 9/11/2012	15	16	Electric - Generation (0.15%)
5.42%, 3/15/2017	10	9	AES Corp/The
6.00%, 9/ 1/2017	175	177	9.75%, 4/15/2016 (b)	15	16
5.65%, 5/ 1/2018	25	25	Elwood Energy LLC
Citigroup Inc			8.16%, 7/ 5/2026	27	24
5.63%, 8/27/2012	65	66	Indiantown Cogeneration LP
GMAC Inc			9.26%, 12/15/2010	23	23
7.75%, 1/19/2010 (b)	5	5	Reliant Energy Mid-Atlantic Power Holdings
6.00%, 12/15/2011 (b)	9	8	LLC
			9.24%, 7/ 2/2017	19	21
6.63%, 5/15/2012 (b)	12	11
					84
Goldman Sachs Group Inc/The
5.45%, 11/ 1/2012	100	107

32

Schedule of Investments
Balanced Account
September 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Electric - Integrated (0.36%)			Finance - Credit Card (continued)
Baltimore Gas & Electric Co			Discover Financial Services (continued)
5.90%, 10/ 1/2016	$ 25 $	26	10.25%, 7/15/2019	$ 180 $		206
Exelon Generation Co LLC						241
5.20%, 10/ 1/2019	20	20
			Finance - Investment Banker & Broker (0.07%)
FirstEnergy Solutions Corp
6.80%, 8/15/2039 (b)	10	11	E*Trade Financial Corp
			7.38%, 9/15/2013	10		9
Jersey Central Power & Light Co
7.35%, 2/ 1/2019	30	35	12.50%, 11/30/2017	5		5
6.15%, 6/ 1/2037	30	33	Jefferies Group Inc
			6.25%, 1/15/2036	30		24
Mirant Americas Generation LLC
8.30%, 5/ 1/2011	10	10	UBS Preferred Funding Trust V
			6.24%, 5/29/2049	5		4
8.50%, 10/ 1/2021	5	4
						42
Nisource Finance Corp
5.25%, 9/15/2017	25	24	Finance - Mortgage Loan/Banker (0.07%)
6.40%, 3/15/2018	15	15	Countrywide Financial Corp
6.80%, 1/15/2019	10	10	6.25%, 5/15/2016	40		40
Texas Competitive Electric Holdings Co LLC
10.25%, 11/ 1/2015 (d)	30	22	Finance - Other Services (0.04%)
		210	Icahn Enterprises LP / Icahn Enterprises
			Finance Corp
Electronic Components - Miscellaneous (0.08%)			8.13%, 6/ 1/2012	20		20
NXP BV / NXP Funding LLC			7.13%, 2/15/2013	5		5
3.26%, 10/15/2013 (d)	65	47				25

Electronics - Military (0.06%)			Food - Miscellaneous/Diversified (0.21%)
L-3 Communications Corp			Del Monte Corp
7.63%, 6/15/2012	10	10	7.50%, 10/15/2019 (b)	5		5
5.20%, 10/15/2019 (b)	25	25	HJ Heinz Finance Co
		35	7.13%, 8/ 1/2039 (b)	50		59
			Kellogg Co
Finance - Auto Loans (0.09%)			4.45%, 5/30/2016	10		10
Ford Motor Credit Co LLC			Kraft Foods Inc
7.38%, 10/28/2009	5	5	6.25%, 6/ 1/2012	35		38
2.08%, 1/15/2010 (d)	20	20	Ralcorp Holdings Inc
7.88%, 6/15/2010	25	25	6.63%, 8/15/2039 (b)	10		11
		50				123
Finance - Commercial (0.16%)			Food - Retail (0.10%)
Textron Financial Corp			Delhaize America Inc
0.52%, 2/25/2011 (d)	100	92	9.00%, 4/15/2031	45		59

Finance - Consumer Loans (0.39%)			Gambling (Non-Hotel) (0.01%)
HSBC Finance Corp			Pinnacle Entertainment Inc
0.72%, 11/16/2009 (d)	75	75	7.50%, 6/15/2015	5		4
4.13%, 11/16/2009	75	75
SLM Corp			Gold Mining (0.10%)
0.66%, 7/26/2010 (d)	75	71	Newmont Mining Corp
4.50%, 7/26/2010	5	5	6.25%, 10/ 1/2039	60		60

		226	Home Equity - Other (0.90%)
Finance - Credit Card (0.42%)			Bear Stearns Asset Backed Securities Trust
Capital One Bank USA NA			0.41%, 8/25/2036 (d)	200		73
6.50%, 6/13/2013	24	26	Countrywide Asset-Backed Certificates
Discover Financial Services			6.09%, 6/25/2021 (d)	68		28
6.45%, 6/12/2017	10	9

33

Schedule of Investments
Balanced Account
September 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount		Value
	(000's)	(000's)		(000's)		(000's)
BONDS (continued)			BONDS (continued)
Home Equity - Other (continued)			Machinery - General Industry (0.03%)
GMAC Mortgage Corp Loan Trust			Roper Industries Inc
5.75%, 10/25/2036	$ 62 $	45	6.25%, 9/ 1/2019	$ 15 $			16
5.81%, 10/25/2036	35	16
GSAA Trust			Medical - Drugs (0.24%)
0.39%, 4/25/2047 (c)(d)	132	25	Axcan Intermediate Holdings Inc
Option One Mortgage Loan Trust			9.25%, 3/ 1/2015		15		16
1.30%, 5/25/2034 (d)	64	38	Elan Finance PLC/Elan Finance Corp
0.35%, 7/25/2036 (d)	149	121	4.44%, 11/15/2011 (d)		5		5
Specialty Underwriting & Residential Finance			7.75%, 11/15/2011		15		15
1.01%, 2/25/2035 (d)	41	26	Schering-Plough Corp
0.48%, 3/25/2036 (d)	2	2	5.55%, 12/ 1/2013 (d)		35		38
WAMU Asset-Backed Certificates			Wyeth
0.42%, 5/25/2037 (d)	85	36	5.50%, 3/15/2013 (d)		60		65
Wells Fargo Home Equity Trust							139
0.75%, 4/25/2034 (d)	39	20	Medical - Generic Drugs (0.06%)
0.54%, 10/25/2035 (d)	102	86	Watson Pharmaceuticals Inc
		516	5.00%, 8/15/2014		20		20
Home Equity - Sequential (0.09%)			6.13%, 8/15/2019		15		16
Countrywide Asset-Backed Certificates							36
5.39%, 4/25/2036	59	24	Medical - Hospitals (0.15%)
5.51%, 8/25/2036	55	30	Community Health Systems Inc
		54	8.88%, 7/15/2015		20		21
Independent Power Producer (0.05%)			HCA Inc/DE
NRG Energy Inc			9.25%, 11/15/2016		60		62
7.25%, 2/ 1/2014	25	25	8.50%, 4/15/2019 (b)		5		5
8.50%, 6/15/2019	5	5					88
		30	Medical - Outpatient & Home Medical Care (0.03%)
Industrial Gases (0.05%)			Select Medical Corp
Air Products & Chemicals Inc			7.63%, 2/ 1/2015		20		19
4.38%, 8/21/2019	15	15
			Medical - Wholesale Drug Distribution (0.07%)
Praxair Inc
4.50%, 8/15/2019	15	16	AmerisourceBergen Corp
			5.63%, 9/15/2012		40		42
		31
Investment Companies (0.09%)			Medical Instruments (0.05%)
Xstrata Finance Dubai Ltd			St Jude Medical Inc
0.80%, 11/13/2009 (b)(d)	50	50	3.75%, 7/15/2014		30		31

Investment Management & Advisory Services (0.01%)			Medical Products (0.11%)
Janus Capital Group Inc			Angiotech Pharmaceuticals Inc
6.95%, 6/15/2017 (d)	5	5	4.11%, 12/ 1/2013 (d)		20		17
			CareFusion Corp
Life & Health Insurance (0.11%)			5.13%, 8/ 1/2014 (b)		45		47
Lincoln National Corp							64
5.65%, 8/27/2012	20	20
			Metal - Copper (0.10%)
7.00%, 5/17/2066 (d)	25	18
			Freeport-McMoRan Copper & Gold Inc
StanCorp Financial Group Inc			8.25%, 4/ 1/2015		45		48
6.88%, 10/ 1/2012	25	26
			8.38%, 4/ 1/2017		10		11
		64
							59

34

Schedule of Investments
Balanced Account
September 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Money Center Banks (0.18%)			Mortgage Backed Securities (continued)
Comerica Bank			Impac CMB Trust
5.75%, 11/21/2016	$ 5 $	4	0.56%, 4/25/2035 (d)	$ 18 $	5
Unicredit Luxembourg Finance SA			Impac Secured Assets CMN Owner Trust
6.00%, 10/31/2017 (b)	100	97	0.53%, 3/25/2036 (d)	289	112
		101	Indymac Index Mortgage Loan Trust
			0.43%, 2/25/2037 (d)	160	74
Mortgage Backed Securities (4.61%)
			0.49%, 6/25/2037 (c)(d)	127	58
Banc of America Commercial Mortgage Inc
5.33%, 9/10/2045	100	101	JP Morgan Chase Commercial Mortgage
			Securities Corp
5.87%, 4/10/2049 (d)	20	17	6.07%, 4/15/2045 (d)	25	23
5.49%, 2/10/2051	25	20	5.30%, 5/15/2047 (c)(d)	105	98
6.35%, 2/10/2051 (d)	30	27	JP Morgan Mortgage Trust
Banc of America Funding Corp			5.97%, 6/25/2036 (d)	15	13
0.53%, 7/20/2036 (d)	181	37	5.73%, 4/25/2037 (d)	55	39
BCRR Trust			LB-UBS Commercial Mortgage Trust
6.50%, 7/17/2017 (b)(e)	50	46	4.44%, 12/15/2029 (d)	100	100
5.86%, 12/15/2043 (b)	25	16	6.45%, 7/17/2040 (d)	50	15
Bear Stearns Commercial Mortgage Securities			6.32%, 4/15/2041 (d)	75	73
5.47%, 6/11/2041	130	129	5.87%, 9/15/2045 (d)	70	62
Bella Vista Mortgage Trust
0.50%, 5/20/2045 (c)(d)	96	42	Merrill Lynch/Countrywide Commercial
			Mortgage Trust
Citigroup/Deutsche Bank Commercial			5.17%, 12/12/2049	50	42
Mortgage Trust
0.62%, 10/15/2048 (d)	2,307	34	5.94%, 6/12/2050 (d)	100	23
0.51%, 12/11/2049 (d)	1,617	18	Morgan Stanley Capital I
			0.49%, 6/12/2012 (d)	40	34
Commercial Mortgage Pass Through Certificates
4.05%, 10/15/2037	89	89	5.81%, 4/12/2049 (d)	25	21
5.25%, 12/10/2046	50	50	RBSCF Trust
			5.81%, 5/17/2014 (b)(e)	35	33
Countrywide Alternative Loan Trust
2.21%, 7/20/2035 (d)	36	17	5.81%, 7/17/2014 (b)(e)	50	37
Countrywide Asset-Backed Certificates			Sequoia Mortgage Trust
0.65%, 4/25/2036 (d)	200	1	1.28%, 2/20/2034 (d)	62	41
Credit Suisse Mortgage Capital Certificates			Structured Asset Securities Corp
6.02%, 6/15/2038 (d)	60	51	5.50%, 6/25/2036 (d)	100	24
CS First Boston Mortgage Securities Corp			Wachovia Bank Commercial Mortgage Trust
0.45%, 5/15/2036 (b)(d)	548	3	0.46%, 10/15/2041 (b)(d)	1,491	17
4.95%, 7/15/2037	120	48	5.25%, 12/15/2043	65	62
0.41%, 11/15/2037 (b)(d)	1,255	22	6.01%, 6/15/2045	100	93
8.12%, 9/15/2041 (d)	29	29	5.80%, 7/15/2045	100	76
Fannie Mae			6.10%, 2/15/2051 (d)	75	62
6.48%, 3/25/2039	27	29	WAMU Commercial Mortgage Securities Trust
6.38%, 4/25/2039	18	19	3.83%, 1/25/2035 (b)	16	16
6.50%, 2/25/2047	28	31	WaMu Mortgage Pass Through Certificates
			4.68%, 5/25/2035 (d)	40	36
Freddie Mac
5.50%, 9/15/2031 (d)	100	104	0.78%, 1/25/2045 (d)	75	8
GE Capital Commercial Mortgage Corp			0.63%, 11/25/2045 (c)(d)	61	52
5.61%, 4/10/2017 (d)	135	85	0.47%, 8/25/2046 (c)(d)	213	96
Ginnie Mae			Washington Mutual Alternative Mortgage
1.06%, 2/16/2047 (d)	536	26	Pass-Through Certificates
			0.53%, 6/25/2046 (d)	149	15
Greenwich Capital Commercial Funding Corp
0.51%, 3/10/2039 (b)(d)	1,281	18			2,660
GS Mortgage Securities Corp II
5.15%, 10/14/2016 (b)(d)	100	91

35

Schedule of Investments
Balanced Account
September 30, 2009 (unaudited)

	Principal				Principal
	Amount		Value		Amount		Value
	(000's)		(000's)		(000's)		(000's)
BONDS (continued)					BONDS (continued)
Multi-Line Insurance (0.15%)					Oil Company - Exploration & Production
CNA Financial Corp					(continued)
6.00%, 8/15/2011	$ 40 $			40	Plains Exploration & Production Co (continued)
Genworth Financial Inc					10.00%, 3/ 1/2016	$ 10 $		11
6.15%, 11/15/2066 (d)		45		29	Quicksilver Resources Inc
ING Groep NV					11.75%, 1/ 1/2016	5		6
5.78%, 12/29/2049		30		19	Swift Energy Co
				88	7.13%, 6/ 1/2017	25		22
								199
Music (0.06%)
WMG Acquisition Corp					Oil Company - Integrated (0.20%)
7.38%, 4/15/2014		15		15	Cenovus Energy Inc
WMG Holdings Corp					4.50%, 9/15/2014 (b)	25		26
0.00%, 12/15/2014 (a)(d)		20		19	5.70%, 10/15/2019 (b)	30		31
				34	Petrobras International Finance Co
					7.88%, 3/15/2019	10		11
Mutual Insurance (0.03%)					Shell International Finance BV
Liberty Mutual Group Inc					4.30%, 9/22/2019	45		45
10.75%, 6/15/2058 (b)(d)		20		19				113

Non-Hazardous Waste Disposal (0.13%)					Oil Refining & Marketing (0.02%)
Allied Waste North America Inc					Tesoro Corp/Texas
6.13%, 2/15/2014		55		56	6.63%, 11/ 1/2015	10		9
Republic Services Inc
5.50%, 9/15/2019 (b)		20		21	Paper & Related Products (0.01%)
				77	Cascades Inc
					7.25%, 2/15/2013	5		5
Office Automation & Equipment (0.07%)
Xerox Corp					Pharmacy Services (0.01%)
5.50%, 5/15/2012		40		42	Omnicare Inc
					6.88%, 12/15/2015	5		5
Oil Company - Exploration & Production (0.35%)
Anadarko Petroleum Corp					Physician Practice Management (0.02%)
6.95%, 6/15/2019		15		17	US Oncology Inc
Chesapeake Energy Corp					10.75%, 8/15/2014	10		10
7.63%, 7/15/2013		20		20
7.25%, 12/15/2018		10		9	Pipelines (0.20%)
Continental Resources Inc/OK					Copano Energy LLC / Copano Energy Finance
8.25%, 10/ 1/2019 (b)		5		5	Corp
Denbury Resources Inc					8.13%, 3/ 1/2016	21		21
9.75%, 3/ 1/2016		15		16	7.75%, 6/ 1/2018	5		5
Linn Energy LLC					Enbridge Energy Partners LP
11.75%, 5/15/2017 (b)		10		11	9.88%, 3/ 1/2019	5		6
Nexen Inc					MarkWest Energy Partners LP / MarkWest
6.40%, 5/15/2037		30		29	Energy Finance Corp
OPTI Canada Inc					8.75%, 4/15/2018	5		5
7.88%, 12/15/2014		5		4	Midcontinent Express Pipeline LLC
PetroHawk Energy Corp					6.70%, 9/15/2019 (b)	20		21
9.13%, 7/15/2013		15		15	Plains All American Pipeline LP / PAA Finance
					Corp
10.50%, 8/ 1/2014 (b)		5		5	5.75%, 1/15/2020	20		20
Petroleum Development Corp					Regency Energy Partners LP/Regency Energy
12.00%, 2/15/2018		10		10	Finance Corp
Pioneer Natural Resources Co					8.38%, 12/15/2013	33		33
6.65%, 3/15/2017		15		14
Plains Exploration & Production Co
7.75%, 6/15/2015		5		5

36

Schedule of Investments
Balanced Account
September 30, 2009 (unaudited)

	Principal				Principal
	Amount		Value		Amount	Value
	(000's)		(000's)		(000's)	(000's)
BONDS (continued)				BONDS (continued)
Pipelines (continued)				REITS - Warehouse & Industrial (0.19%)
Transportadora de Gas del Sur SA				ProLogis
7.88%, 5/14/2017 (b)	$ 6 $		5	7.63%, 8/15/2014	$ 105 $		107
			116
				Rental - Auto & Equipment (0.01%)
Property & Casualty Insurance (0.09%)				Hertz Corp/The
Travelers Cos Inc/The				8.88%, 1/ 1/2014	5		5
6.25%, 3/15/2067 (d)		30	27
WR Berkley Corp				Retail - Automobile (0.01%)
6.25%, 2/15/2037		30	27	Sonic Automotive Inc
			54	8.63%, 8/15/2013	5		5
Publishing - Periodicals (0.02%)
Nielsen Finance LLC / Nielsen Finance Co				Retail - Discount (0.04%)
10.00%, 8/ 1/2014		5	5	Dollar General Corp
11.50%, 5/ 1/2016		5	5	11.88%, 7/15/2017	10		11
				Target Corp
			10	6.50%, 10/15/2037	10		11
Real Estate Operator & Developer (0.04%)							22
Regency Centers LP
8.45%, 9/ 1/2010		20	20	Retail - Drug Store (0.13%)
				CVS Caremark Corp
Regional Banks (0.17%)				6.13%, 9/15/2039	70		71
BAC Capital Trust XIII				Rite Aid Corp
0.70%, 3/15/2043 (d)		75	41	10.38%, 7/15/2016	5		5
BAC Capital Trust XIV							76
5.63%, 3/15/2043 (d)		34	22	Retail - Propane Distribution (0.01%)
Capital One Financial Corp				Ferrellgas Partners LP
5.70%, 9/15/2011		30	31	9.13%, 10/ 1/2017 (b)	5		5
SunTrust Preferred Capital I
5.85%, 12/31/2049 (d)		6	4	Retail - Regional Department Store (0.02%)
			98	Neiman Marcus Group Inc/The
				9.00%, 10/15/2015	10		9
Reinsurance (0.14%)
Swiss Re Solutions Holding Corp				Retail - Restaurants (0.27%)
6.45%, 3/ 1/2019		50	47
				Darden Restaurants Inc
7.75%, 6/15/2030		35	34	6.20%, 10/15/2017	55		58
			81	6.80%, 10/15/2037 (d)	10		11
REITS - Healthcare (0.03%)				Yum! Brands Inc
Nationwide Health Properties Inc				5.30%, 9/15/2019	40		40
6.50%, 7/15/2011		15	16	6.88%, 11/15/2037	40		44
							153
REITS - Mortgage (0.12%)
iStar Financial Inc				Rubber - Tires (0.04%)
8.00%, 3/15/2011 (b)		47	40	Goodyear Tire & Rubber Co/The
5.85%, 3/15/2017		55	29	8.63%, 12/ 1/2011	15		16
			69	10.50%, 5/15/2016	5		5
							21
REITS - Office Property (0.09%)
Brandywine Operating Partnership LP				Satellite Telecommunications (0.13%)
5.63%, 12/15/2010		27	27	DigitalGlobe Inc
HRPT Properties Trust				10.50%, 5/ 1/2014 (b)	15		16
0.89%, 3/16/2011 (d)		25	24	Intelsat Bermuda Ltd
			51	11.25%, 2/ 4/2017 (b)(d)	20		20
				Intelsat Subsidiary Holding Co Ltd
				8.88%, 1/15/2015 (b)	10		10
				8.88%, 1/15/2015	25		26

37

Schedule of Investments
Balanced Account
September 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount		Value
	(000's)	(000's)		(000's)		(000's)
BONDS (continued)			BONDS (continued)
Satellite Telecommunications (continued)			Telecommunication Services (continued)
Telesat Canada / Telesat LLC			Wind Acquisition Finance SA
11.00%, 11/ 1/2015	$ 5 $	5	11.75%, 7/15/2017 (b)	$ 10 $		11
		77				150
Sovereign (0.27%)			Telephone - Integrated (0.64%)
Poland Government International Bond			AT&T Inc
6.38%, 7/15/2019	17	19	6.15%, 9/15/2034		75	77
Republic of Peru			Axtel SAB de CV
7.13%, 3/30/2019	5	6	9.00%, 9/22/2019 (b)		3	3
Russian Foreign Bond - Eurobond			CenturyTel Inc
7.50%, 3/31/2030 (b)	66	72	6.15%, 9/15/2019		15	15
South Africa Government International Bond			7.60%, 9/15/2039		10	10
6.50%, 6/ 2/2014	12	13	Level 3 Financing Inc
Turkey Government International Bond			9.25%, 11/ 1/2014		25	22
7.00%, 6/ 5/2020	10	11	Sprint Nextel Corp
Venezuela Government International Bond			8.38%, 8/15/2017		15	15
8.50%, 10/ 8/2014	20	18	Telecom Italia Capital SA
9.25%, 9/15/2027	18	14	0.96%, 2/ 1/2011 (d)		25	25
		153	1.12%, 7/18/2011 (d)		45	45
Special Purpose Entity (0.32%)			5.25%, 11/15/2013		15	16
AES Red Oak LLC			4.95%, 9/30/2014		45	46
8.54%, 11/30/2019	8	7	7.00%, 6/ 4/2018		40	44
Goldman Sachs Capital I			Telefonica Emisiones SAU
6.35%, 2/15/2034	40	37	7.05%, 6/20/2036		30	35
Goldman Sachs Capital II			Verizon Communications Inc
5.79%, 12/29/2049 (d)	10	7	6.25%, 4/ 1/2037		15	16
OMX Timber Finance Investments I LLC						369
5.42%, 1/29/2020 (b)(d)(e)	120	121	Theaters (0.01%)
Piper Jaffray Equipment Trust Securities			AMC Entertainment Inc
6.00%, 9/10/2011 (b)(e)	14	14	11.00%, 2/ 1/2016		5	5
		186
Steel - Producers (0.11%)			Tobacco (0.32%)
Ispat Inland ULC			Altria Group Inc
9.75%, 4/ 1/2014	45	47	9.70%, 11/10/2018		85	105
Steel Dynamics Inc			Reynolds American Inc
8.25%, 4/15/2016 (b)(d)	15	15	7.25%, 6/ 1/2013		75	82
		62				187
Telecommunication Services (0.26%)			Transport - Rail (0.10%)
Embarq Corp			Burlington Northern Santa Fe Corp
6.74%, 6/ 1/2013	35	38	4.70%, 10/ 1/2019		45	45
Fairpoint Communications Inc			CSX Corp
13.13%, 4/ 2/2018	10	1	6.25%, 3/15/2018		10	11
MasTec Inc						56
7.63%, 2/ 1/2017	10	10	Wire & Cable Products (0.02%)
Maxcom Telecomunicaciones SAB de CV			Coleman Cable Inc
11.00%, 12/15/2014	5	5	9.88%, 10/ 1/2012		10	9
Qwest Corp			TOTAL BONDS		$ 13,688
7.88%, 9/ 1/2011	60	62
Telcordia Technologies Inc			CONVERTIBLE BONDS (0.04%)
4.26%, 7/15/2012 (b)(d)	15	13	Identification Systems - Development (0.01%)
West Corp			L-1 Identity Solutions Inc
9.50%, 10/15/2014	10	10	3.75%, 5/15/2027		10	9

38

Schedule of Investments
Balanced Account
September 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
CONVERTIBLE BONDS (continued)			U.S. GOVERNMENT & GOVERNMENT AGENCY
Medical - Biomedical/Gene (0.03%)			OBLIGATIONS (continued)
Amylin Pharmaceuticals Inc			Federal National Mortgage Association (FNMA)
2.50%, 4/15/2011	$ 10 $	9	(continued)
			5.00%, 10/ 1/2024	$ 260 $	273
3.00%, 6/15/2014	10	8	6.00%, 2/ 1/2025	104	111
		17	6.50%, 2/ 1/2032	29	32
TOTAL CONVERTIBLE BONDS	$ 26		3.93%, 6/ 1/2034 (d)	18	18
MUNICIPAL BONDS (0.07%)			3.35%, 7/ 1/2034 (d)	11	11
Nevada (0.04%)			4.30%, 12/ 1/2034 (d)	30	31
County of Clark NV			4.55%, 3/ 1/2035 (d)	36	38
6.88%, 7/ 1/2042	25	26	5.50%, 7/ 1/2035	175	184
			5.70%, 2/ 1/2036 (d)	30	31
Texas (0.03%)			5.43%, 1/ 1/2037 (d)	37	39
Dallas County Hospital District			6.00%, 1/ 1/2037	143	151
5.62%, 8/15/2044	15	16	5.70%, 4/ 1/2037 (d)	86	91
TOTAL MUNICIPAL BONDS	$ 42		6.00%, 4/ 1/2037	174	184
U.S. GOVERNMENT & GOVERNMENT AGENCY			5.75%, 5/ 1/2037 (d)	69	73
OBLIGATIONS (17.37%)			6.50%, 7/ 1/2037	17	18
Federal Home Loan Mortgage Corporation			6.50%, 7/ 1/2037	19	20
(FHLMC) (4.93%)
6.50%, 6/ 1/2017	47	50	6.00%, 11/ 1/2037	187	198
5.50%, 12/ 1/2022	56	60	6.50%, 2/ 1/2038	21	23
4.50%, 10/ 1/2024	130	135	6.00%, 3/ 1/2038	42	45
5.00%, 10/ 1/2024	120	126	5.50%, 7/ 1/2038	223	233
7.00%, 12/ 1/2027	32	35	5.00%, 4/ 1/2039	78	81
6.00%, 1/ 1/2029	39	42	4.00%, 10/ 1/2039	55	55
7.50%, 8/ 1/2030	3	3	5.00%, 10/ 1/2039	970	1,002
8.00%, 12/ 1/2030	45	51	5.50%, 10/ 1/2039	1,140	1,192
7.50%, 1/ 1/2031	9	11			4,222
6.50%, 5/ 1/2031	10	11	Government National Mortgage Association
6.50%, 6/ 1/2031	32	34	(GNMA) (0.99%)
6.50%, 11/ 1/2031	14	15	6.00%, 1/15/2029	83	88
5.00%, 12/ 1/2033	324	336	7.00%, 5/15/2031	16	17
6.50%, 10/ 1/2035	60	65	6.00%, 6/15/2032	13	14
6.00%, 10/ 1/2036 (d)	68	72	5.00%, 2/15/2039	173	180
6.00%, 8/ 1/2037	153	162	5.50%, 10/ 1/2039	210	220
6.00%, 8/ 1/2037	149	158	6.00%, 9/20/2026	23	24
6.00%, 1/ 1/2038 (d)	27	29	7.00%, 2/20/2032	23	26
6.00%, 7/ 1/2038	118	125			569
4.50%, 6/ 1/2039	373	377	U.S. Treasury (4.13%)
5.00%, 10/ 1/2039	170	176	2.25%, 5/31/2014	600	602
5.50%, 10/ 1/2039	475	497	4.25%, 8/15/2015	300	327
4.69%, 8/ 1/2035 (d)	22	23	2.63%, 2/29/2016	350	346
4.82%, 8/ 1/2035 (d)	110	114	3.00%, 8/31/2016	100	101
6.50%, 7/ 1/2036 (d)	57	61	4.00%, 8/15/2018	80	84
5.70%, 6/ 1/2037 (d)	68	72	3.13%, 5/15/2019	45	44
		2,840	3.63%, 8/15/2019	25	26
			8.13%, 8/15/2019	175	244
Federal National Mortgage Association (FNMA) (7.32%)
6.00%, 5/ 1/2010	1	1	6.00%, 2/15/2026	305	378
4.50%, 9/ 1/2010	53	54	6.25%, 5/15/2030	150	196
4.50%, 1/ 1/2020	32	33	4.50%, 5/15/2038	5	5

39

Schedule of Investments
Balanced Account
September 30, 2009 (unaudited)

			Unrealized Appreciation (Depreciation)
	Principal		The net federal income tax unrealized appreciation (depreciation) and federal tax cost
	Amount	Value	of investments held by the account as of the period end were as follows:
	(000's)	(000's)
U.S. GOVERNMENT & GOVERNMENT AGENCY			Unrealized Appreciation	$ 3,382
OBLIGATIONS (continued)			Unrealized Depreciation	(4,486)
U.S. Treasury (continued)			Net Unrealized Appreciation (Depreciation)	(1,104)
4.25%, 5/15/2039	$ 25 $	26	Cost for federal income tax purposes	61,520
		2,379	All dollar amounts are shown in thousands (000's)

TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS	$ 10,010		Portfolio Summary (unaudited)

REPURCHASE AGREEMENTS (2.96%)			Sector	Percent
Diversified Banking Institutions (2.96%)			Financial	18.73%
Investment in Joint Trading Account; Bank			Mortgage Securities	17.85%
of America Repurchase Agreement; 0.03%			Consumer, Non-cyclical	14.95%
dated 09/30/09 maturing 10/01/09			Communications	8.64%
(collateralized by Sovereign Agency			Industrial	8.38%
			Technology	8.06%
Issues; $540,000; 0.00% - 5.70%; dated			Energy	7.55%
11/13/09 - 11/19/24)	$ 530 $	530	Consumer, Cyclical	5.98%
Investment in Joint Trading Account; Credit			Government	4.39%
Suisse Repurchase Agreement; 0.03%			Asset Backed Securities	3.33%
dated 09/30/09 maturing 10/01/09			Basic Materials	3.27%
(collateralized by US Treasury Notes;			Utilities	2.70%
$525,000; 0.88%; dated 12/31/10 -			Exchange Traded Funds	0.85%
03/31/11)	515	515	Diversified	0.05%
Investment in Joint Trading Account;			Revenue	0.04%
Deutsche Bank Repurchase Agreement;			General Obligation	0.03%
0.06% dated 09/30/09 maturing 10/01/09			Liabilities in Excess of Other Assets, Net	(4.80%)
(collateralized by Sovereign Agency			TOTAL NET ASSETS	100.00%
Issues; $150,000; 0.00% - 3.75%; dated
11/13/09 - 03/27/19)	147	147	Other Assets Summary (unaudited)
Investment in Joint Trading Account;			Asset Type	Percent
Morgan Stanley Repurchase Agreement;			Futures	0.10%
0.03% dated 09/30/09 maturing 10/01/09
(collateralized by Sovereign Agency Issue;
$525,000; 0.00%; dated 02/26/10)	515	515
		1,707

TOTAL REPURCHASE AGREEMENTS	$ 1,707

Total Investments	$ 60,416
Liabilities in Excess of Other Assets, Net - (4.80)%		(2,768)

TOTAL NET ASSETS - 100.00%	$ 57,648

(a) Non-Income Producing Security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $2,004 or 3.48% of net assets.
(c) Security is Illiquid
(d)	Variable Rate. Rate shown is in effect at September 30, 2009.
(e)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $251 or 0.44% of net assets.

		40

Schedule of Investments
Balanced Account
September 30, 2009 (unaudited)

Futures Contracts
				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)
Russell 2000 Mini; December 2009	Buy	1	$ 58	$ 60	$ 2
All dollar amounts are shown in thousands (000's)

41

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
PREFERRED STOCKS (2.36%)			PREFERRED STOCKS (continued)
Cable/Satellite TV (0.06%)			Property & Casualty Insurance (0.13%)
Comcast Corp 7.00%; Series B	8,337 $	208	Berkley W R Capital Trust	14,600 $	344
			Markel Corp	3,100	81
Commercial Banks (0.09%)					425
ASBC Capital I	1,500	31
Barclays Bank PLC 6.63%	6,150	125	Regional Banks (0.39%)
M&T Capital Trust IV	3,000	79	Bank One Capital VI	3,500	87
National Bank of Greece SA	2,100	51	Fleet Capital Trust VIII	11,800	249
		286	SunTrust Capital IX	4,600	108
			USB Capital VI	13,900	296
Diversified Banking Institutions (0.06%)			USB Capital XII	3,800	88
HSBC Holdings PLC 6.20%	9,500	205	Wachovia Capital Trust IV	2,500	54
			Wachovia Capital Trust IX	13,000	281
Diversified Financial Services (0.08%)
			Wells Fargo Capital VII	6,000	127
Citigroup Capital X	14,500	252
					1,290
Electric - Integrated (0.43%)			Reinsurance (0.05%)
Alabama Power Co - Series 2007B	6,900	180	Everest Re Capital Trust II	3,000	67
Entergy Mississippi Inc 7.25%	700	18	PartnerRe Ltd 6.75%	2,600	61
Entergy Texas Inc	5,500	149	RenaissanceRe Holdings Ltd - Series C	2,500	52
FPL Group Capital Inc 7.45%	12,100	322			180
Georgia Power Co 5.90%	13,500	337
			REITS - Diversified (0.14%)
PPL Capital Funding Inc	6,700	168	Duke Realty Corp 6.60%	8,100	162
Xcel Energy Inc 7.60%	9,300	242	PS Business Parks Inc - Series H	5,800	129
		1,416	PS Business Parks Inc - Series I	2,000	43
Finance - Consumer Loans (0.04%)			Vornado Realty LP (a)(b)	5,172	129
HSBC Finance Corp 6.88%	4,900	118			463

Finance - Investment Banker & Broker (0.06%)			REITS - Office Property (0.04%)
Morgan Stanley Capital Trust IV	3,300	70	HRPT Properties Trust - Series B	5,400	127
Morgan Stanley Capital Trust V	7,000	138
			REITS - Shopping Centers (0.15%)
		208	Kimco Realty Corp 7.75%	12,200	297
Investment Management & Advisory Services (0.10%)			Weingarten Realty Investors (b)	9,600	199
Deutsche Bank Contingent Capital Trust II	13,000	270			496
Deutsche Bank Contingent Capital Trust III	2,400	56
			REITS - Single Tenant (0.08%)
		326	Realty Income Corp - Series D	10,500	253
Life & Health Insurance (0.09%)
Delphi Financial Group Inc 8.00%	4,100	92	REITS - Warehouse & Industrial (0.01%)
PLC Capital Trust V	3,600	66	First Industrial Realty Trust Inc - Series J	1,800	27
Protective Life Corp	6,800	142
		300	Special Purpose Entity (0.13%)
			Corporate-Backed Trust Certificates - Series
Multi-Line Insurance (0.12%)			BMY	2,800	70
Allianz SE	12,300	295	CORTS Trust II for Bellsouth
ING Groep NV 6.38%	4,300	61	Telecommunications (c)	1,900	44
ING Groep NV 7.38%	3,100	51	Merrill Lynch Capital Trust II	300	6
		407	PreferredPlus TR-CCR1 5.75%; Series GSG2	1,200	26
			PreferredPlus TR-CCR1 6.00%; Series GSC3	1,800	37
Multimedia (0.03%)			PreferredPlus TR-CCR1 6.00%; Series GSC4	3,900	81
Viacom Inc	4,700	110
			PreferredPlus TR-CCR1 6.00%; Series GSG1	5,200	114
			SATURNS 2004-06 6.00%; Series GS	1,800	37

42

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)
PREFERRED STOCKS (continued)			BONDS (continued)
Special Purpose Entity (continued)			Asset Backed Securities (continued)
SATURNS 2004-2 5.75%; Series GS	400 $	8	Countrywide Asset-Backed Certificates
		423	(continued)
			0.38%, 11/25/2037 (e)	$ 985 $	607
Telephone - Integrated (0.02%)			Countrywide Home Equity Loan Trust
Telephone & Data Systems Inc 6.63%	2,500	53	0.47%, 12/15/2035 (e)	580	180
			0.44%, 5/15/2036 (e)	552	97
Television (0.06%)			First Horizon Asset Back Trust
CBS Corp 6.75%	9,100	192	0.41%, 10/25/2034 (e)	564	176
TOTAL PREFERRED STOCKS	$ 7,765		First-Citizens Home Equity Loan LLC
	Principal		0.45%, 9/15/2022 (d)(e)	260	137
	Amount	Value	GMAC Mortgage Corp Loan Trust
	(000's)	(000's)	0.43%, 8/25/2035 (e)	726	202
BONDS (61.38%)			0.46%, 11/25/2036 (e)	1,371	460
Aerospace & Defense (0.33%)			Great America Leasing Receivables
			5.39%, 9/15/2011 (d)	223	228
Boeing Co/The
3.50%, 2/15/2015	$ 330	338	JP Morgan Mortgage Acquisition Corp
			0.42%, 4/25/2036 (e)	1,398	916
4.88%, 2/15/2020	150	155
			5.45%, 11/25/2036	1,225	1,042
Northrop Grumman Corp
3.70%, 8/ 1/2014	375	381	0.33%, 3/25/2037 (e)	310	255
5.05%, 8/ 1/2019	145	152	0.40%, 3/25/2037 (e)	720	303
Spirit Aerosystems Inc			Lehman XS Trust
7.50%, 10/ 1/2017 (d)	50	50	0.45%, 9/25/2035 (e)	241	236
		1,076	Long Beach Mortgage Loan Trust
			0.78%, 6/25/2034 (c)(e)	170	115
Aerospace & Defense Equipment (0.10%)			0.40%, 7/25/2036 (e)	1,245	422
GenCorp Inc			Marriott Vacation Club Owner Trust
9.50%, 8/15/2013	398	318	5.52%, 5/20/2029 (d)(e)	221	187
			MSDWCC Heloc Trust
Airlines (0.54%)			0.44%, 7/25/2017 (e)	157	72
American Airlines Pass Through Trust 2001-02			SACO I Inc
7.86%, 10/ 1/2011	180	179	0.39%, 6/25/2036 (c)(e)	543	201
American Airlines Pass Through Trust 2009-1A			Swift Master Auto Receivables Trust
10.38%, 7/ 2/2019	695	745	0.34%, 6/15/2012 (e)	600	594
Delta Air Lines Inc			Washington Mutual Asset-Backed Certificates
7.11%, 9/18/2011 (c)	250	242	0.43%, 4/25/2036 (e)	1,381	990
7.92%, 5/18/2012	300	291			8,996
6.72%, 1/ 2/2023	371	319
		1,776	Auto/Truck Parts & Equipment - Original (0.09%)
			Stanadyne Corp
Apparel Manufacturers (0.02%)			10.00%, 8/15/2014	100	84
Rafaella Apparel Group Inc			Tenneco Inc
11.25%, 6/15/2011	268	67	10.25%, 7/15/2013	217	226
					310
Asset Backed Securities (2.73%)
Ameriquest Mortgage Securities Inc			Automobile Sequential (0.85%)
0.55%, 3/25/2035 (e)	72	63	AmeriCredit Automobile Receivables Trust
0.48%, 7/25/2035 (e)	12	12	0.27%, 4/ 6/2012 (e)	132	132
Chase Funding Mortgage Loan Asset-Backed			Capital Auto Receivables Asset Trust
Certificates			5.52%, 3/15/2011 (e)	670	666
1.00%, 9/25/2033 (e)	268	46	Capital One Auto Finance Trust
Countrywide Asset-Backed Certificates			0.25%, 7/15/2011 (e)	23	23
0.77%, 6/25/2035 (e)	720	504	0.28%, 10/15/2012 (e)	353	350
0.50%, 3/25/2036 (c)(e)	962	486	Ford Credit Auto Owner Trust
0.42%, 6/25/2037 (e)	1,425	465	5.30%, 6/15/2012	600	630

43

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Automobile Sequential (continued)			Cable/Satellite TV (continued)
Ford Credit Auto Owner Trust (continued)			CSC Holdings Inc/United States
5.60%, 10/15/2012	$ 240 $	254	8.50%, 4/15/2014 (d)	$ 40 $	42
5.69%, 11/15/2012 (e)	180	191	DirecTV Holdings LLC / DirecTV Financing
Hyundai Auto Receivables Trust			Co Inc
0.64%, 1/17/2012 (e)	187	187	4.75%, 10/ 1/2014 (d)	1,155	1,155
WFS Financial Owner Trust			7.63%, 5/15/2016	615	658
4.50%, 5/17/2013	351	352	5.88%, 10/ 1/2019 (d)	530	527
		2,785	DISH DBS Corp
			6.63%, 10/ 1/2014	35	34
Beverages - Non-Alcoholic (0.19%)			7.75%, 5/31/2015	285	291
Coca-Cola Enterprises Inc
4.25%, 3/ 1/2015	130	138	Kabel Deutschland GmbH
			10.63%, 7/ 1/2014	285	300
Dr Pepper Snapple Group Inc
6.82%, 5/ 1/2018	433	492	Rainbow National Services LLC
			10.38%, 9/ 1/2014 (d)	140	147
		630	Time Warner Cable Inc
Beverages - Wine & Spirits (0.05%)			6.55%, 5/ 1/2037	390	414
Constellation Brands Inc			UPC Holding BV
8.38%, 12/15/2014	105	109	9.88%, 4/15/2018 (d)	275	289
7.25%, 9/ 1/2016	65	65			7,999
		174	Casino Hotels (0.26%)
Brewery (1.10%)			Harrah's Operating Co Inc
Anheuser-Busch InBev Worldwide Inc			10.00%, 12/15/2018 (d)	42	33
5.38%, 11/15/2014 (d)	2,190	2,337	10.00%, 12/15/2018 (d)	502	399
7.75%, 1/15/2019 (d)	150	177	Harrah's Operating Escrow LLC / Harrah's
6.88%, 11/15/2019 (d)	995	1,124	Escrow Corp
			11.25%, 6/ 1/2017 (d)	15	15
		3,638
			MGM Mirage
Broadcasting Services & Programming (0.24%)			8.50%, 9/15/2010	325	323
Discovery Communications LLC			13.00%, 11/15/2013 (d)	80	92
5.63%, 8/15/2019	765	785			862

Building & Construction - Miscellaneous (0.04%)			Casino Services (0.20%)
Dycom Investments Inc			Choctaw Resort Development Enterprise
8.13%, 10/15/2015	130	118	7.25%, 11/15/2019 (d)	332	219
			Peninsula Gaming LLC
Building Products - Cement & Aggregate (0.26%)			8.38%, 8/15/2015 (d)	120	120
Martin Marietta Materials Inc			10.75%, 8/15/2017 (d)	275	276
0.64%, 4/30/2010 (e)	855	851	Snoqualmie Entertainment Authority
			9.13%, 2/ 1/2015 (d)	100	53
Building Products - Wood (0.09%)					668
Masco Corp
0.60%, 3/12/2010 (e)	300	295	Cellular Telecommunications (1.33%)
			Alltel Corp
Cable/Satellite TV (2.43%)			7.00%, 7/ 1/2012	695	774
Comcast Corp			Cricket Communications Inc
6.30%, 11/15/2017	1,150	1,260	9.38%, 11/ 1/2014	250	254
6.45%, 3/15/2037	1,050	1,112	Digicel Group Ltd
COX Communications Inc			12.00%, 4/ 1/2014 (d)	65	72
6.75%, 3/15/2011	395	418	9.13%, 1/15/2015 (d)	295	276
5.45%, 12/15/2014	290	311	iPCS Inc
6.25%, 6/ 1/2018 (d)	330	350	2.61%, 5/ 1/2013 (e)	85	72
			Nextel Communications Inc
8.38%, 3/ 1/2039 (d)	560	691	7.38%, 8/ 1/2015	560	502

44

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Cellular Telecommunications (continued)			Commercial Banks (continued)
Rogers Wireless Inc			Westpac Banking Corp
6.38%, 3/ 1/2014	$ 115 $	127	4.20%, 2/27/2015	$ 640 $	650
VIP Finance Ireland Ltd for OJSC Vimpel					5,084
Communications
9.13%, 4/30/2018 (d)	305	319	Computer Services (0.08%)
Vodafone Group PLC			Sungard Data Systems Inc
0.64%, 6/15/2011 (e)	415	413	10.25%, 8/15/2015	260	265
0.66%, 2/27/2012 (e)	800	795
			Computers (0.07%)
5.45%, 6/10/2019	745	776
			Hewlett-Packard Co
		4,380	2.95%, 8/15/2012	225	231
Chemicals - Diversified (0.58%)
Dow Chemical Co/The			Computers - Memory Devices (0.09%)
5.90%, 2/15/2015	735	754	Seagate Technology HDD Holdings
8.55%, 5/15/2019	820	922	6.80%, 10/ 1/2016	210	192
Phibro Animal Health Corp			Seagate Technology International/Cayman
10.00%, 8/ 1/2013 (d)	100	95	Islands
			10.00%, 5/ 1/2014 (d)	95	104
Reichhold Industries Inc
9.00%, 8/15/2014 (d)	175	145			296
		1,916	Consumer Products - Miscellaneous (0.04%)
Chemicals - Specialty (0.05%)			Blyth Inc
			5.50%, 11/ 1/2013	150	116
Huntsman International LLC
5.50%, 6/30/2016 (d)	65	55	Containers - Metal & Glass (0.03%)
NewMarket Corp			Impress Holdings BV
7.13%, 12/15/2016	125	120	3.63%, 9/15/2013 (d)(e)	110	104
		175
Coal (0.04%)			Containers - Paper & Plastic (0.08%)
Arch Coal Inc			Graphic Packaging International Inc
8.75%, 8/ 1/2016 (d)	140	144	9.50%, 6/15/2017 (d)	120	127
			Norampac Industries Inc
Commercial Banks (1.54%)			6.75%, 6/ 1/2013	90	87
Barclays Bank PLC			Plastipak Holdings Inc
5.00%, 9/22/2016	415	420	10.63%, 8/15/2019 (d)	45	48
HSBC Americas Capital Trust I					262
7.81%, 12/15/2026 (c)(d)	850	856	Credit Card Asset Backed Securities (0.58%)
KeyBank NA			BA Credit Card Trust
0.63%, 11/ 3/2009 (e)	1,000	998	0.84%, 3/15/2012 (e)	850	849
M&I Marshall & Ilsley Bank			Cabela's Master Credit Card Trust
0.60%, 12/ 4/2012 (e)	1,100	820	4.31%, 12/16/2013 (d)	540	548
Nordea Bank Sweden AB			Discover Card Master Trust
8.95%, 11/29/2049 (d)	250	238	5.65%, 3/16/2020	462	499
Rabobank Nederland NV					1,896
11.00%, 12/29/2049 (d)(e)	281	344
RSHB Capital SA for OJSC Russian			Data Processing & Management (0.04%)
Agricultural Bank			First Data Corp
9.00%, 6/11/2014 (d)	100	110	9.88%, 9/24/2015	65	60
7.75%, 5/29/2018 (d)	115	118	10.55%, 9/24/2015	85	72
Svenska Handelsbanken AB					132
2.88%, 9/14/2012 (d)	430	431
VTB Capital SA			Distribution & Wholesale (0.05%)
6.88%, 5/29/2018 (d)	100	99	Wesco Distribution Inc
			7.50%, 10/15/2017	175	152

45

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Diversified Banking Institutions (4.43%)			Diversified Operations (0.45%)
Bank of America Corp			Hutchison Whampoa International 09/16 Ltd
5.38%, 9/11/2012	$ 300 $	314	4.63%, 9/11/2015 (d)	$ 565 $	561
5.42%, 3/15/2017	235	225	Hutchison Whampoa International 09/19 Ltd
6.00%, 9/ 1/2017	1,880	1,902	5.75%, 9/11/2019 (d)	560	563
5.65%, 5/ 1/2018	230	227	Susser Holdings LLC / Susser Finance Corp
Citigroup Inc			10.63%, 12/15/2013	360	372
5.63%, 8/27/2012	655	662			1,496
GMAC Inc			Diversified Operations & Commercial Services (0.03%)
7.75%, 1/19/2010 (d)	125	125	Aramark Corp
6.88%, 9/15/2011 (d)	177	167	8.50%, 2/ 1/2015	100	101
6.00%, 12/15/2011 (d)	136	126
6.63%, 5/15/2012 (d)	104	96	Electric - Generation (0.50%)
Goldman Sachs Group Inc/The			Abu Dhabi National Energy Co
0.65%, 2/ 6/2012 (e)	500	492	6.25%, 9/16/2019 (d)	100	101
6.75%, 10/ 1/2037	437	451	AES Corp/The
JP Morgan Chase & Co			9.75%, 4/15/2016 (d)	260	283
3.70%, 1/20/2015	3,725	3,692	CE Casecnan Water & Energy
5.25%, 5/ 1/2015	1,000	1,018	11.95%, 11/15/2010	21	21
Morgan Stanley			CE Generation LLC
5.63%, 9/23/2019	4,945	4,862	7.42%, 12/15/2018	145	141
Royal Bank of Scotland Group PLC			Elwood Energy LLC
5.05%, 1/ 8/2015	200	179	8.16%, 7/ 5/2026	403	355
4.70%, 7/ 3/2018	77	60	Indiantown Cogeneration LP
		14,598	9.26%, 12/15/2010	339	342
			Reliant Energy Mid-Atlantic Power Holdings
Diversified Financial Services (0.69%)			LLC
General Electric Capital Corp			9.24%, 7/ 2/2017	371	393
6.00%, 8/ 7/2019	1,065	1,080			1,636
6.38%, 11/15/2067 (e)	955	790	Electric - Integrated (0.77%)
TNK-BP Finance SA			Baltimore Gas & Electric Co
7.50%, 3/13/2013 (d)	125	126	5.90%, 10/ 1/2016	255	267
6.63%, 3/20/2017 (d)	300	276	Duke Energy Carolinas LLC
		2,272	6.10%, 6/ 1/2037	90	101
Diversified Manufacturing Operations (0.18%)			FirstEnergy Solutions Corp
Textron Inc			6.80%, 8/15/2039 (d)	125	132
6.20%, 3/15/2015	300	301	Jersey Central Power & Light Co
Tyco International Finance SA			7.35%, 2/ 1/2019	425	502
8.50%, 1/15/2019	240	293	Mirant Americas Generation LLC
		594	8.30%, 5/ 1/2011	155	158
			8.50%, 10/ 1/2021	125	109
Diversified Minerals (0.87%)			Mirant Mid Atlantic Pass Through Trust C
Rio Tinto Finance USA Ltd			10.06%, 12/30/2028	180	185
8.95%, 5/ 1/2014	240	283	Nisource Finance Corp
6.50%, 7/15/2018	515	554	6.40%, 3/15/2018	580	579
9.00%, 5/ 1/2019	285	350	6.80%, 1/15/2019	115	118
Teck Resources Ltd			Texas Competitive Electric Holdings Co LLC
9.75%, 5/15/2014	650	715	10.25%, 11/ 1/2015 (e)	520	374
10.25%, 5/15/2016	700	791			2,525
10.75%, 5/15/2019	140	163
			Electronic Components - Miscellaneous (0.11%)
		2,856
			NXP BV / NXP Funding LLC
			3.26%, 10/15/2013 (e)	160	116

46

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Electronic Components - Miscellaneous			Finance - Investment Banker & Broker
(continued)			(continued)
NXP BV / NXP Funding LLC (continued)			Merrill Lynch & Co Inc (continued)
9.50%, 10/15/2015	$ 375 $	249	0.54%, 6/ 5/2012 (e)	$ 400 $	385
		365	7.75%, 5/14/2038	180	203

Electronics - Military (0.20%)			UBS Preferred Funding Trust V
			6.24%, 5/29/2049	175	132
L-3 Communications Corp
7.63%, 6/15/2012	275	279			2,838
5.20%, 10/15/2019 (d)	380	381	Finance - Leasing Company (0.16%)
		660	International Lease Finance Corp
			0.91%, 1/15/2010 (e)	550	537
Finance - Auto Loans (0.14%)

Ford Motor Credit Co LLC			Finance - Mortgage Loan/Banker (0.12%)
7.38%, 10/28/2009	155	155	Countrywide Financial Corp
2.08%, 1/15/2010 (e)	190	188	6.25%, 5/15/2016	385	386
7.88%, 6/15/2010	110	111
		454	Finance - Other Services (0.12%)

Finance - Commercial (0.31%)			American Real Estate Partners LP/Finance Corp
			7.13%, 2/15/2013	160	154
CIT Group Inc
4.25%, 2/ 1/2010	55	40	Icahn Enterprises LP / Icahn Enterprises
			Finance Corp
5.00%, 2/13/2014	85	54	8.13%, 6/ 1/2012	250	248
Textron Financial Corp					402
0.52%, 2/25/2011 (e)	1,000	924
		1,018	Food - Miscellaneous/Diversified (0.36%)
			Del Monte Corp
Finance - Consumer Loans (0.78%)			7.50%, 10/15/2019 (d)	105	106
HSBC Finance Capital Trust IX			HJ Heinz Finance Co
5.91%, 11/30/2035	160	120	7.13%, 8/ 1/2039 (d)	805	953
HSBC Finance Corp			Ralcorp Holdings Inc
0.72%, 11/16/2009 (e)	925	925	6.63%, 8/15/2039 (d)	135	142
4.13%, 11/16/2009	475	477			1,201
John Deere Capital Corp
0.80%, 10/16/2009 (e)	260	260	Food - Retail (0.16%)
SLM Corp			Delhaize America Inc
0.66%, 7/26/2010 (e)	650	618	9.00%, 4/15/2031	390	513
4.50%, 7/26/2010	175	170
			Gambling (Non-Hotel) (0.05%)
		2,570
			Pinnacle Entertainment Inc
Finance - Credit Card (0.53%)			7.50%, 6/15/2015	170	150
Capital One Bank USA NA
6.50%, 6/13/2013	220	235	Gold Mining (0.15%)
Discover Financial Services			Newmont Mining Corp
6.45%, 6/12/2017	150	134	6.25%, 10/ 1/2039	510	507
10.25%, 7/15/2019	1,215	1,391
		1,760	Home Equity - Other (1.55%)
			American Home Mortgage Investment Trust
Finance - Investment Banker & Broker (0.86%)			0.44%, 11/25/2030 (c)(e)	572	233
Credit Suisse USA Inc			Bear Stearns Asset Backed Securities Trust
0.75%, 1/15/2010 (e)	550	550	0.85%, 3/25/2034 (e)	460	297
E*Trade Financial Corp			0.41%, 8/25/2036 (e)	1,530	556
7.38%, 9/15/2013	225	204	Countrywide Asset-Backed Certificates
12.50%, 11/30/2017	105	116	6.09%, 6/25/2021 (e)	569	232
Merrill Lynch & Co Inc			First NLC Trust
0.69%, 2/ 5/2010 (e)	400	400	0.55%, 9/25/2035 (e)	418	407
0.68%, 11/ 1/2011 (e)	875	848

47

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Home Equity - Other (continued)			Life & Health Insurance (0.24%)
GMAC Mortgage Corp Loan Trust			Lincoln National Corp
5.75%, 10/25/2036	$ 647 $	466	5.65%, 8/27/2012	$ 200 $	208
5.81%, 10/25/2036	325	151	7.00%, 5/17/2066 (e)	525	375
GSAA Trust			StanCorp Financial Group Inc
0.39%, 4/25/2047 (c)(e)	1,497	283	6.88%, 10/ 1/2012	210	217
New Century Home Equity Loan Trust					800
0.54%, 3/25/2035 (c)(e)	25	19
			Machinery - General Industry (0.07%)
Option One Mortgage Loan Trust
1.30%, 5/25/2034 (e)	364	219	Roper Industries Inc
			6.25%, 9/ 1/2019	235	244
0.70%, 3/25/2037 (c)(e)	825	14
Residential Asset Securities Corp			Medical - Biomedical/Gene (0.02%)
0.40%, 9/25/2036 (e)	750	441	Bio-Rad Laboratories Inc
Saxon Asset Securities Trust			8.00%, 9/15/2016 (d)	55	57
1.94%, 3/25/2035 (e)	215	63
Soundview Home Equity Loan Trust			Medical - Drugs (0.72%)
0.34%, 7/25/2036 (e)	9	9	Axcan Intermediate Holdings Inc
Specialty Underwriting & Residential Finance			12.75%, 3/ 1/2016	385	416
1.01%, 2/25/2035 (e)	234	148	Elan Finance PLC/Elan Finance Corp
0.48%, 3/25/2036 (e)	14	14	4.44%, 11/15/2011 (e)	90	88
WAMU Asset-Backed Certificates			7.75%, 11/15/2011	40	41
0.42%, 5/25/2037 (e)	795	334	4.49%, 12/ 1/2013 (e)	300	273
0.42%, 7/25/2047 (e)	2,000	652	Schering-Plough Corp
Wells Fargo Home Equity Trust			5.55%, 12/ 1/2013 (e)	775	848
0.54%, 10/25/2035 (e)	662	557	Wyeth
		5,095	5.50%, 3/15/2013 (e)	650	703
Home Equity - Sequential (0.16%)					2,369
Countrywide Asset-Backed Certificates			Medical - Generic Drugs (0.26%)
5.39%, 4/25/2036	594	246	Watson Pharmaceuticals Inc
5.51%, 8/25/2036	532	287	5.00%, 8/15/2014	315	323
		533	6.13%, 8/15/2019	500	526
Independent Power Producer (0.17%)					849
NRG Energy Inc			Medical - Hospitals (0.44%)
7.25%, 2/ 1/2014	430	423	Community Health Systems Inc
8.50%, 6/15/2019	130	130	8.88%, 7/15/2015	245	251
		553	HCA Inc
Industrial Gases (0.17%)			9.88%, 2/15/2017 (d)	200	212
Air Products & Chemicals Inc			HCA Inc/DE
4.38%, 8/21/2019	270	276	9.25%, 11/15/2016	835	863
Praxair Inc			8.50%, 4/15/2019 (d)	115	120
4.50%, 8/15/2019	260	268			1,446
		544	Medical - Outpatient & Home Medical Care (0.10%)
Investment Companies (0.12%)			Select Medical Corp
Xstrata Finance Dubai Ltd			7.63%, 2/ 1/2015	350	328
0.80%, 11/13/2009 (d)(e)	400	399
			Medical - Wholesale Drug Distribution (0.10%)
Investment Management & Advisory Services (0.04%)			AmerisourceBergen Corp
Janus Capital Group Inc			5.63%, 9/15/2012	320	339
6.95%, 6/15/2017 (e)	150	143
			Medical Instruments (0.14%)
			St Jude Medical Inc
			3.75%, 7/15/2014	445	453

48

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Medical Laboratory & Testing Service (0.29%)			Mortgage Backed Securities (continued)
Quest Diagnostics Inc			Bear Stearns Mortgage Funding Trust
5.45%, 11/ 1/2015	$ 175 $	185	0.46%, 7/25/2036 (e)	$ 1,674 $		799
Roche Holdings Inc			Bella Vista Mortgage Trust
6.00%, 3/ 1/2019 (d)	695	773	0.50%, 5/20/2045 (c)(e)	203		90
		958	Chase Commercial Mortgage Securities Corp
			7.63%, 7/15/2032	862		888
Medical Products (0.49%)
			Chase Mortgage Finance Corp
Angiotech Pharmaceuticals Inc			5.43%, 3/25/2037 (e)	1,076		751
4.11%, 12/ 1/2013 (e)	450	380
			Citigroup Commercial Mortgage Trust
CareFusion Corp			0.71%, 10/15/2049 (e)	12,629		215
5.13%, 8/ 1/2014 (d)	705	736
			6.30%, 12/10/2049 (e)	350		315
Hospira Inc
0.76%, 3/30/2010 (e)	500	499	Citigroup/Deutsche Bank Commercial
			Mortgage Trust
		1,615	0.62%, 10/15/2048 (e)	20,960		307
Metal - Copper (0.27%)			0.51%, 12/11/2049 (e)	17,241		195
Freeport-McMoRan Copper & Gold Inc			Commercial Mortgage Loan Trust
5.00%, 4/ 1/2015 (e)	100	100	6.22%, 9/10/2017 (e)	470		390
8.25%, 4/ 1/2015	500	532	Commercial Mortgage Pass Through Certificates
8.38%, 4/ 1/2017	245	261	4.22%, 3/10/2039 (e)	428		432
		893	6.01%, 12/10/2049 (e)	1,000		303
			Countrywide Alternative Loan Trust
Miscellaneous Manufacturers (0.04%)			2.21%, 7/20/2035 (e)	247		115
Trimas Corp			0.52%, 7/25/2046 (e)	251		77
9.88%, 6/15/2012	147	133
			Countrywide Home Loan Mortgage Pass
			Through Trust
Money Center Banks (0.03%)			0.45%, 4/25/2046 (e)	1,011		480
Comerica Bank			Credit Suisse Mortgage Capital Certificates
5.75%, 11/21/2016	105	95	5.38%, 12/15/2016 (d)	50		31
			6.02%, 6/15/2038 (e)	615		522
Mortgage Backed Securities (13.52%)
Banc of America Commercial Mortgage Inc			5.91%, 6/15/2039 (e)	665		525
4.97%, 7/10/2043	250	97	0.77%, 9/15/2039 (d)	13,266		255
5.33%, 9/10/2045	930	940	0.14%, 12/15/2039	4,061		55
5.45%, 1/15/2049	180	159	5.69%, 9/15/2040 (e)	600		473
5.67%, 1/15/2049 (d)(e)	185	20	6.42%, 2/15/2041 (d)(e)	525		341
5.63%, 4/10/2049	1,000	993	CS First Boston Mortgage Securities Corp
5.87%, 4/10/2049 (e)	1,020	878	0.45%, 5/15/2036 (d)(e)	3,564		17
5.84%, 6/10/2049 (e)	1,975	1,618	0.41%, 11/15/2037 (d)(e)	7,114		125
5.49%, 2/10/2051	765	623	8.12%, 9/15/2041 (e)	154		154
			Downey Savings & Loan Association Mortgage
5.94%, 2/10/2051 (e)	500	444	Loan Trust
6.35%, 2/10/2051 (e)	590	535	0.51%, 4/19/2047 (e)	918		155
Banc of America Funding Corp			Fannie Mae
0.33%, 7/20/2036 (e)	710	638	0.55%, 2/25/2018 (e)	203		203
BCRR Trust			0.50%, 11/25/2022 (e)	221		219
6.50%, 7/17/2017 (a)(d)	50	46	0.45%, 1/25/2023 (e)	321		318
5.86%, 12/15/2043 (d)	335	209	0.55%, 2/25/2032 (e)	318		315
Bear Stearns Alt-A Trust			0.50%, 3/25/2035 (e)	301		296
0.41%, 11/25/2036 (e)	214	100
			6.48%, 3/25/2039	506		547
Bear Stearns Asset Backed Securities Trust
0.48%, 4/25/2036 (e)	939	383	6.38%, 4/25/2039	323		346
Bear Stearns Commercial Mortgage Securities			6.50%, 2/25/2047	322		349
7.00%, 5/20/2030	287	303	Fannie Mae Whole Loan
			0.45%, 5/25/2035 (c)(e)	441		427

49

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Freddie Mac			JP Morgan Mortgage Trust (continued)
0.69%, 6/15/2023 (e)	$ 327 $	321	5.73%, 4/25/2037 (e)	$ 540 $		384
5.50%, 9/15/2031 (e)	950	992	LB Commercial Conduit Mortgage Trust
GE Capital Commercial Mortgage Corp			6.15%, 7/15/2044 (e)	175		146
0.38%, 5/10/2014	29,233	211	LB-UBS Commercial Mortgage Trust
5.61%, 4/10/2017 (e)	1,100	696	0.70%, 2/15/2040 (e)	23,313		472
0.76%, 3/10/2040 (d)(e)	5,939	49	5.56%, 2/15/2040 (e)	440		232
Ginnie Mae			6.45%, 7/17/2040 (e)	350		107
1.06%, 2/16/2047 (e)	5,639	269	6.32%, 4/15/2041 (e)	375		205
GMAC Commercial Mortgage Securities Inc			6.32%, 4/15/2041 (e)	300		291
1.01%, 3/10/2038 (d)(e)	3,034	36	Merrill Lynch / Countrywide Commercial
Greenpoint Mortgage Funding Trust			Mortgage Trust
0.52%, 6/25/2045 (e)	196	40	5.70%, 9/12/2049	400		316
0.55%, 6/25/2045 (e)	188	28	5.11%, 12/12/2049 (e)	795		790
Greenwich Capital Commercial Funding Corp			Merrill Lynch Mortgage Trust
0.51%, 3/10/2039 (d)(e)	13,436	188	5.78%, 8/12/2016	750		526
GS Mortgage Securities Corp II			Merrill Lynch/Countrywide Commercial
5.15%, 10/14/2016 (d)(e)	750	685	Mortgage Trust
0.87%, 11/10/2039 (d)	7,420	185	0.73%, 8/12/2048 (e)	8,073		182
6.00%, 8/10/2045 (e)	250	207	5.39%, 12/12/2049 (d)(e)	250		53
GSR Mortgage Loan Trust			5.94%, 6/12/2050 (e)	1,120		261
0.61%, 12/25/2035 (e)	89	40	Morgan Stanley Capital I
0.51%, 8/25/2046 (e)	1,595	419	0.49%, 6/12/2012 (e)	690		583
Harborview Mortgage Loan Trust			5.36%, 3/15/2044 (e)	1,000		851
0.49%, 3/19/2037 (e)	659	309	0.63%, 8/25/2046 (d)(e)	1,500		15
Homebanc Mortgage Trust			5.81%, 4/12/2049 (e)	150		124
0.59%, 1/25/2036 (c)(e)	1,291	547	Morgan Stanley Reremic Trust
Impac CMB Trust			6.00%, 8/12/2045 (d)(e)	910		822
1.25%, 10/25/2033 (e)	77	45	Nomura Asset Acceptance Corp
1.23%, 10/25/2034 (c)(e)	273	142	0.60%, 2/25/2035 (e)	51		39
0.56%, 4/25/2035 (e)	115	34	RBSCF Trust
0.68%, 4/25/2035 (e)	127	20	5.81%, 5/17/2014 (a)(d)	485		459
Impac Secured Assets CMN Owner Trust			5.81%, 7/17/2014 (a)(d)	150		110
0.41%, 3/25/2037 (e)	1,660	467	Residential Accredit Loans Inc
Indymac Index Mortgage Loan Trust			0.44%, 7/25/2037 (c)(e)	667		312
0.48%, 4/25/2035 (e)	163	84	0.40%, 2/25/2047 (e)	1,615		688
0.43%, 2/25/2037 (e)	1,620	746	Structured Adjustable Rate Mortgage Loan Trust
0.49%, 6/25/2037 (c)(e)	1,225	563	0.95%, 8/25/2034 (c)(e)	582		27
JP Morgan Chase Commercial Mortgage			0.44%, 7/25/2037 (e)	1,086		501
Securities Corp			Structured Asset Mortgage Investments Inc
5.64%, 6/12/2041 (e)	500	296	0.48%, 5/25/2045 (e)	1,304		692
6.07%, 4/15/2045 (e)	500	465	Structured Asset Securities Corp
5.44%, 5/15/2045 (e)	525	392	5.50%, 6/25/2036 (e)	1,000		236
5.30%, 5/15/2047 (c)(e)	500	466	Wachovia Bank Commercial Mortgage Trust
6.30%, 2/12/2051 (e)	400	216	0.46%, 10/15/2041 (d)(e)	9,691		110
6.40%, 2/12/2051 (d)(e)	400	94	5.25%, 12/15/2043	695		666
JP Morgan Mortgage Trust			5.60%, 12/15/2043	250		35
5.81%, 6/25/2036 (e)	340	208	6.01%, 6/15/2045	705		655
5.97%, 6/25/2036 (e)	140	120	5.80%, 7/15/2045	1,000		757
5.95%, 8/25/2036 (e)	725	445	5.82%, 5/15/2046 (e)	340		232
5.54%, 10/25/2036 (e)	855	446	6.10%, 2/15/2051 (e)	500		412
5.73%, 4/25/2037 (e)	550	422

50

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Non-Hazardous Waste Disposal (continued)
WAMU Commercial Mortgage Securities Trust			WCA Waste Corp
3.83%, 1/25/2035 (d)	$ 137 $	137	9.25%, 6/15/2014 (c)	$ 200 $	192
WaMu Mortgage Pass Through Certificates					1,489
0.89%, 12/25/2027 (e)	432	324
			Office Automation & Equipment (0.20%)
4.68%, 5/25/2035 (e)	260	236
			Xerox Corp
5.67%, 6/25/2037 (e)	401	263	5.50%, 5/15/2012	635	666
0.56%, 1/25/2045 (e)	169	106
0.78%, 1/25/2045 (e)	485	50	Office Supplies & Forms (0.01%)
0.48%, 4/25/2045 (e)	94	59	ACCO Brands Corp
0.52%, 4/25/2045 (e)	94	42	10.63%, 3/15/2015 (d)	30	31
0.54%, 7/25/2045 (e)	233	141
0.50%, 11/25/2045 (e)	88	75	Oil - Field Services (0.07%)
0.63%, 11/25/2045 (c)(e)	566	480	Key Energy Services Inc
			8.38%, 12/ 1/2014	250	238
Washington Mutual Alternative Mortgage
Pass-Through Certificates
0.50%, 2/25/2036 (e)	233	112	Oil Company - Exploration & Production (1.37%)
0.53%, 6/25/2046 (e)	1,327	132	Anadarko Petroleum Corp
			6.95%, 6/15/2019	70	78
0.43%, 1/25/2047 (e)	954	172
			Chesapeake Energy Corp
		44,529	7.63%, 7/15/2013	195	194
Multi-Line Insurance (0.64%)			9.50%, 2/15/2015	35	37
CNA Financial Corp			7.25%, 12/15/2018	215	203
6.00%, 8/15/2011	375	377	Continental Resources Inc/OK
Genworth Financial Inc			8.25%, 10/ 1/2019 (d)	20	21
6.15%, 11/15/2066 (e)	470	301	Denbury Resources Inc
ING Groep NV			9.75%, 3/ 1/2016	280	298
5.78%, 12/29/2049	460	294	Gaz Capital SA
Metropolitan Life Global Funding I			7.29%, 8/16/2037 (d)	465	435
0.48%, 5/17/2010 (d)(e)	1,125	1,123	KazMunaiGaz Finance Sub BV
		2,095	11.75%, 1/23/2015 (d)	210	248
Multimedia (0.27%)			9.13%, 7/ 2/2018 (d)	200	217
News America Inc			KCS Energy Inc
7.85%, 3/ 1/2039	60	70	7.13%, 4/ 1/2012	150	149
Time Warner Inc			Linn Energy LLC
0.68%, 11/13/2009 (e)	825	825	11.75%, 5/15/2017 (d)	60	65
		895	9.88%, 7/ 1/2018	245	249
			Nexen Inc
Music (0.14%)			6.40%, 5/15/2037	590	574
WMG Acquisition Corp			OPTI Canada Inc
7.38%, 4/15/2014	290	278	7.88%, 12/15/2014	160	122
WMG Holdings Corp			PetroHawk Energy Corp
0.00%, 12/15/2014 (b)(e)	204	196	9.13%, 7/15/2013	110	113
		474	10.50%, 8/ 1/2014 (d)	95	102
Mutual Insurance (0.13%)			Petroleum Development Corp
Liberty Mutual Group Inc			12.00%, 2/15/2018	270	266
10.75%, 6/15/2058 (d)(e)	450	427	Pioneer Natural Resources Co
			6.65%, 3/15/2017	180	171
Non-Hazardous Waste Disposal (0.45%)			Plains Exploration & Production Co
Allied Waste North America Inc			7.75%, 6/15/2015	110	109
6.13%, 2/15/2014	950	973	10.00%, 3/ 1/2016	260	280
Republic Services Inc			Quicksilver Resources Inc
5.50%, 9/15/2019 (d)	315	324	11.75%, 1/ 1/2016	147	162

51

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Oil Company - Exploration & Production			Pipelines (continued)
(continued)			Midcontinent Express Pipeline LLC
Swift Energy Co			6.70%, 9/15/2019 (d)	$ 225 $	231
7.13%, 6/ 1/2017	$ 475 $	413	Plains All American Pipeline LP / PAA Finance
		4,506	Corp
Oil Company - Integrated (0.28%)			5.75%, 1/15/2020	340	342
Cenovus Energy Inc			Regency Energy Partners LP/Regency Energy
4.50%, 9/15/2014 (d)	280	286	Finance Corp
			8.38%, 12/15/2013	180	182
5.70%, 10/15/2019 (d)	250	256	Transportadora de Gas del Sur SA
ConocoPhillips			7.88%, 5/14/2017 (d)	63	54
4.60%, 1/15/2015	5	5			2,716
Petrobras International Finance Co
7.88%, 3/15/2019	35	41	Property & Casualty Insurance (0.42%)
Shell International Finance BV			Crum & Forster Holdings Corp
4.30%, 9/22/2019	345	347	7.75%, 5/ 1/2017	200	184
		935	Travelers Cos Inc/The
			6.25%, 3/15/2067 (e)	1,050	923
Oil Refining & Marketing (0.04%)			WR Berkley Corp
Tesoro Corp/Texas			6.25%, 2/15/2037	310	280
6.63%, 11/ 1/2015	155	143			1,387
Paper & Related Products (0.07%)			Publishing - Periodicals (0.10%)
Cascades Inc			Dex Media Inc
7.25%, 2/15/2013	80	78	0.00%, 11/15/2013 (b)	175	30
Domtar Corp			Nielsen Finance LLC / Nielsen Finance Co
10.75%, 6/ 1/2017	130	146	10.00%, 8/ 1/2014	215	216
		224	11.50%, 5/ 1/2016	85	89
Pharmacy Services (0.03%)					335
Omnicare Inc			Quarrying (0.23%)
6.88%, 12/15/2015	100	96	Vulcan Materials Co
			1.55%, 12/15/2010 (e)	775	772
Physical Therapy & Rehabilitation Centers (0.03%)
Healthsouth Corp			Real Estate Operator & Developer (0.09%)
10.75%, 6/15/2016	95	103	Country Garden Holdings Co
			11.75%, 9/10/2014 (d)	100	99
Physician Practice Management (0.11%)			Regency Centers LP
US Oncology Inc			8.45%, 9/ 1/2010	180	183
10.75%, 8/15/2014	160	167			282
9.13%, 8/15/2017 (d)	190	200
		367	Regional Banks (2.52%)
			BAC Capital Trust XIII
Pipelines (0.82%)			0.70%, 3/15/2043 (e)	700	380
Copano Energy LLC / Copano Energy Finance			BAC Capital Trust XIV
Corp			5.63%, 3/15/2043 (e)	194	127
8.13%, 3/ 1/2016	325	317	Capital One Financial Corp
7.75%, 6/ 1/2018	65	62	5.70%, 9/15/2011	310	324
Enbridge Energy Partners LP			JP Morgan Chase Bank NA
9.88%, 3/ 1/2019	65	81	6.00%, 10/ 1/2017	400	421
7.50%, 4/15/2038	400	457	NB Capital Trust II
Enterprise Products Operating LLC			7.83%, 12/15/2026	700	668
6.13%, 10/15/2039 (f)	760	768	PNC Funding Corp
MarkWest Energy Partners LP / MarkWest			0.63%, 1/31/2012 (e)	1,000	964
Energy Finance Corp			PNC Preferred Funding Trust III
6.88%, 11/ 1/2014 (d)	25	23	8.70%, 2/28/2049 (d)(e)	200	189
8.75%, 4/15/2018	200	199

52

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Regional Banks (continued)			Retail - Propane Distribution (0.04%)
SunTrust Preferred Capital I			Ferrellgas Partners LP
5.85%, 12/31/2049 (e)	$ 47 $	30	9.13%, 10/ 1/2017 (d)	$ 125 $	129
Wells Fargo & Co
0.65%, 8/20/2010 (e)	120	120	Retail - Regional Department Store (0.07%)
3.75%, 10/ 1/2014	4,570	4,547	Neiman Marcus Group Inc/The
Wells Fargo Bank NA			9.00%, 10/15/2015	270	231
0.65%, 5/16/2016	625	540
		8,310	Retail - Restaurants (0.73%)
			Arcos Dorados BV
Reinsurance (0.29%)			7.50%, 10/ 1/2019 (d)	225	224
Swiss Re Solutions Holding Corp			Darden Restaurants Inc
6.45%, 3/ 1/2019	625	586	6.20%, 10/15/2017	775	814
7.75%, 6/15/2030	370	363	6.80%, 10/15/2037 (e)	170	181
		949	Landry's Restaurants Inc
REITS - Healthcare (0.04%)			14.00%, 8/15/2011	200	201
Nationwide Health Properties Inc			Yum! Brands Inc
6.50%, 7/15/2011	115	119	5.30%, 9/15/2019	595	597
			6.88%, 11/15/2037	360	399
REITS - Mortgage (0.32%)					2,416
iStar Financial Inc			Rubber - Tires (0.09%)
8.00%, 3/15/2011 (d)	807	696	Goodyear Tire & Rubber Co/The
5.85%, 3/15/2017	670	350	8.63%, 12/ 1/2011	300	310
		1,046
REITS - Office Property (0.15%)			Satellite Telecommunications (0.32%)
Brandywine Operating Partnership LP			GeoEye Inc
5.63%, 12/15/2010	225	225	9.63%, 10/ 1/2015 (d)(f)	10	10
HRPT Properties Trust			Intelsat Bermuda Ltd
0.89%, 3/16/2011 (e)	288	272	11.25%, 2/ 4/2017 (d)(e)	335	333
		497	11.50%, 2/ 4/2017 (d)	96	89
			Intelsat Subsidiary Holding Co Ltd
REITS - Warehouse & Industrial (0.33%)			8.88%, 1/15/2015 (d)	195	197
ProLogis			8.88%, 1/15/2015	420	427
7.63%, 8/15/2014	1,050	1,073			1,056
Rental - Auto & Equipment (0.05%)			Seismic Data Collection (0.09%)
Hertz Corp/The			Cie Generale de Geophysique-Veritas
8.88%, 1/ 1/2014	150	152	7.50%, 5/15/2015	200	199
			9.50%, 5/15/2016 (d)	95	100
Retail - Discount (0.28%)					299
Dollar General Corp
11.88%, 7/15/2017	100	113	Sovereign (0.16%)
Target Corp			El Salvador Government International Bond
6.50%, 10/15/2037	725	811	7.65%, 6/15/2035 (d)	45	45
		924	Republic of Peru
			7.13%, 3/30/2019	89	103
Retail - Drug Store (0.64%)			Venezuela Government International Bond
CVS Caremark Corp			8.50%, 10/ 8/2014	240	214
0.66%, 6/ 1/2010 (e)	935	936	9.25%, 9/15/2027	187	150
6.13%, 9/15/2039	1,000	1,017			512
Rite Aid Corp
9.75%, 6/12/2016 (d)	80	86	Special Purpose Entity (0.76%)
10.38%, 7/15/2016	85	84	AES Red Oak LLC
			8.54%, 11/30/2019	165	155
		2,123

53

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Special Purpose Entity (continued)			Telephone - Integrated (continued)
Goldman Sachs Capital I			CenturyTel Inc
6.35%, 2/15/2034	$ 125 $	115	6.15%, 9/15/2019	$ 205 $	206
Goldman Sachs Capital II			7.60%, 9/15/2039	190	189
5.79%, 12/29/2049 (e)	200	144	Level 3 Financing Inc
ING USA Global Funding Trust			9.25%, 11/ 1/2014	355	313
0.84%, 10/ 9/2009 (e)	700	700	Sprint Nextel Corp
OMX Timber Finance Investments I LLC			6.00%, 12/ 1/2016	470	419
5.42%, 1/29/2020 (a)(d)(e)	935	946	8.38%, 8/15/2017	130	129
Piper Jaffray Equipment Trust Securities			Telecom Italia Capital SA
6.00%, 9/10/2011 (a)(d)	259	247	0.96%, 2/ 1/2011 (e)	200	198
Universal City Development Partners Ltd			1.12%, 7/18/2011 (e)	450	447
11.75%, 4/ 1/2010	200	202	5.25%, 11/15/2013	165	174
		2,509	4.95%, 9/30/2014	720	745
Specified Purpose Acquisition (0.09%)			7.00%, 6/ 4/2018	610	674
ESI Tractebel Acquisition Corp			Telefonica Emisiones SAU
7.99%, 12/30/2011	288	287	0.81%, 2/ 4/2013 (e)	375	368
			7.05%, 6/20/2036	125	148
Steel - Producers (0.30%)			Telemar Norte Leste SA
Evraz Group SA			9.50%, 4/23/2019 (d)	200	239
9.50%, 4/24/2018 (d)	100	96	Verizon Communications Inc
Ispat Inland ULC			6.25%, 4/ 1/2037	225	234
9.75%, 4/ 1/2014	660	691			5,134
Steel Dynamics Inc
6.75%, 4/ 1/2015	210	201	Theaters (0.09%)
		988	AMC Entertainment Inc
			11.00%, 2/ 1/2016	285	304
Telecommunication Services (0.67%)
Embarq Corp			Tobacco (0.61%)
6.74%, 6/ 1/2013	530	575	Altria Group Inc
Fairpoint Communications Inc			9.70%, 11/10/2018	1,240	1,540
13.13%, 4/ 2/2018	329	40	Reynolds American Inc
Global Crossing Ltd			7.25%, 6/ 1/2013	415	452
12.00%, 9/15/2015 (d)	100	105			1,992
MasTec Inc
7.63%, 2/ 1/2017	175	165	Tools - Hand Held (0.19%)
Maxcom Telecomunicaciones SAB de CV			Snap-On Inc
11.00%, 12/15/2014	20	20	0.64%, 1/12/2010 (e)	625	625
Qwest Corp
7.88%, 9/ 1/2011	200	206	Transport - Rail (0.37%)
			Burlington Northern Santa Fe Corp
Telcordia Technologies Inc			4.70%, 10/ 1/2019	620	627
4.26%, 7/15/2012 (d)(e)	400	345
			CSX Corp
West Corp			6.25%, 3/15/2018	555	602
9.50%, 10/15/2014	250	245
Wind Acquisition Finance SA					1,229
11.75%, 7/15/2017 (d)	440	496	Transport - Services (0.03%)
		2,197	TGI International Ltd
			9.50%, 10/ 3/2017 (d)	100	107
Telephone - Integrated (1.56%)
AT&T Inc			Wire & Cable Products (0.06%)
6.15%, 9/15/2034	540	552
			Coleman Cable Inc
Axtel SAB de CV			9.88%, 10/ 1/2012	225	208
9.00%, 9/22/2019 (d)	34	35
British Telecommunications PLC			TOTAL BONDS	$ 202,222
9.62%, 12/15/2030 (e)	50	64

54

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
SENIOR FLOATING RATE INTERESTS (0.99%)			CONVERTIBLE BONDS (continued)
Aerospace & Defense (0.05%)			Medical - Biomedical/Gene (continued)
Hawker Beechcraft Inc, Term Loan B			Amylin Pharmaceuticals Inc (continued)
2.37%, 3/26/2014 (e)	$ 211 $	161	3.00%, 6/15/2014	$ 270 $	207
Hawker Beechcraft Inc, Term Loan LOC					378
2.60%, 3/26/2014 (e)	12	9
			Retail - Automobile (0.00%)
		170
			Sonic Automotive Inc
Auto - Medium & Heavy Duty Trucks (0.05%)			5.00%, 10/ 1/2029	10	11
Oshkosh Truck Corp, Term Loan B			TOTAL CONVERTIBLE BONDS	$ 569
6.99%, 12/ 6/2013 (e)	147	147
			MUNICIPAL BONDS (0.18%)
Auto-Cars/Light Trucks (0.24%)			Nevada (0.10%)
Ford Motor Co, Term Loan B			County of Clark NV
3.49%, 12/16/2013 (e)	888	788	6.88%, 7/ 1/2042	305	313

Chemicals-Specialty (0.03%)			Texas (0.08%)
Huntsman International LLC, Term Loan C			Dallas County Hospital District
2.50%, 6/23/2016 (e)	100	93	5.62%, 8/15/2044	260	277
			TOTAL MUNICIPAL BONDS	$ 590
Data Processing & Management (0.10%)
			U.S. GOVERNMENT & GOVERNMENT AGENCY
First Data Corp, Term Loan B1			OBLIGATIONS (44.26%)
3.00%, 12/24/2014 (e)	393	337	Federal Home Loan Mortgage Corporation
			(FHLMC) (14.92%)
Machinery - General Industry (0.07%)			6.50%, 4/ 1/2016	28	30
Manitowoc Company Inc, Term Loan B			5.00%, 5/ 1/2018	1,528	1,627
7.50%, 4/14/2014 (e)	249	235	5.50%, 6/ 1/2024	1,734	1,839
			4.50%, 10/ 1/2024	1,235	1,278
Medical Instruments (0.16%)
BSC International Holding Ltd, Term Loan			5.00%, 10/ 1/2024	1,935	2,031
2.03%, 4/21/2011 (e)	546	532	6.50%, 3/ 1/2029	29	31
			6.50%, 5/ 1/2029	43	46
Medical Products (0.03%)			7.00%, 12/ 1/2029	57	63
Biomet Inc, Term Loan B			7.50%, 4/ 1/2030	28	32
3.28%, 3/25/2015 (e)	99	95	7.00%, 6/ 1/2030	9	10
			7.50%, 9/ 1/2030	20	22
Property & Casualty Insurance (0.14%)			8.00%, 9/ 1/2030	90	102
Asurion Corp, Term Loan B			7.00%, 12/ 1/2030	9	10
6.75%, 7/ 7/2015 (e)	500	471
			7.00%, 1/ 1/2031	17	19
Publishing-Periodicals (0.06%)			7.00%, 1/ 1/2031	5	6
Nielsen Finance LLC / Nielsen Finance Co,			7.00%, 2/ 1/2031	11	12
Term Loan			6.00%, 3/ 1/2031	57	61
2.25%, 8/ 9/2013 (e)	218	205	7.50%, 3/ 1/2031	79	89
			6.00%, 4/ 1/2031	6	7
Rental - Auto & Equipment (0.06%)
			6.50%, 4/ 1/2031	22	24
Rental Services Corp, Term Loan
4.07%, 11/30/2013 (e)	200	176	7.00%, 6/ 1/2031	14	15
TOTAL SENIOR FLOATING RATE INTERESTS	$ 3,249		7.00%, 12/ 1/2031	152	168
			6.50%, 2/ 1/2032	47	51
CONVERTIBLE BONDS (0.17%)			6.50%, 5/ 1/2032	139	149
Identification Systems - Development (0.05%)			6.50%, 5/ 1/2032	38	41
L-1 Identity Solutions Inc			6.00%, 6/ 1/2032	230	245
3.75%, 5/15/2027	205	180	6.00%, 10/ 1/2032	172	183
Medical - Biomedical/Gene (0.12%)			5.50%, 3/ 1/2033	1,148	1,208
Amylin Pharmaceuticals Inc			6.50%, 4/ 1/2035	85	91
2.50%, 4/15/2011	185	171	5.00%, 7/ 1/2035	253	263

55

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation			Federal National Mortgage Association (FNMA)
(FHLMC) (continued)			(continued)
5.00%, 10/ 1/2035	$ 524 $	543	5.50%, 2/ 1/2037	$ 106 $	111
5.00%, 6/ 1/2037	531	550	6.00%, 2/ 1/2037	5,957	6,304
6.00%, 1/ 1/2038	740	783	6.00%, 4/ 1/2037	2,642	2,793
5.50%, 4/ 1/2038	478	501	5.75%, 5/ 1/2037 (e)	780	824
5.50%, 5/ 1/2038	1,053	1,104	6.16%, 5/ 1/2037 (e)	656	692
5.50%, 7/ 1/2038	1,476	1,548	6.50%, 7/ 1/2037	274	294
6.00%, 10/ 1/2038	454	480	6.50%, 7/ 1/2037	372	398
5.00%, 10/ 1/2039	7,530	7,779	6.00%, 11/ 1/2037	1,494	1,579
5.50%, 10/ 1/2039	18,350	19,204	6.00%, 12/ 1/2037	195	207
6.00%, 10/ 1/2039	2,700	2,849	6.00%, 12/ 1/2037	205	217
6.50%, 10/ 1/2039	1,200	1,279	6.00%, 2/ 1/2038	970	1,025
5.55%, 2/ 1/2034 (e)	10	10	6.50%, 2/ 1/2038	252	269
4.69%, 8/ 1/2035 (e)	229	237	6.50%, 3/ 1/2038	245	262
6.50%, 7/ 1/2036 (e)	646	685	6.00%, 5/ 1/2039	1,443	1,524
5.63%, 2/ 1/2037 (e)	802	844	4.00%, 10/ 1/2039	725	718
5.99%, 2/ 1/2037 (e)	964	1,016	5.00%, 10/ 1/2039	12,305	12,709
		49,165	5.50%, 10/ 1/2039	8,860	9,267
Federal National Mortgage Association (FNMA) (16.77%)					55,252
6.50%, 12/ 1/2010	9	9	Government National Mortgage Association
5.50%, 6/ 1/2019	156	167	(GNMA) (3.53%)
5.50%, 7/ 1/2019	151	161	7.50%, 5/15/2029	24	27
5.50%, 7/ 1/2019	69	74	8.00%, 12/15/2030	19	22
5.50%, 8/ 1/2019	35	37	7.00%, 3/15/2031	41	45
5.50%, 8/ 1/2019	192	204	6.50%, 12/15/2032	1,243	1,337
5.50%, 10/ 1/2019	407	435	6.00%, 12/15/2033	125	134
5.50%, 10/ 1/2019	257	274	5.00%, 2/15/2034	1,881	1,962
4.50%, 1/ 1/2020	322	339	5.00%, 10/ 1/2039	660	683
5.50%, 12/ 1/2022	316	335	5.50%, 10/ 1/2039	4,290	4,500
4.50%, 5/ 1/2023	2,426	2,517	6.00%, 10/ 1/2039	465	491
5.00%, 10/ 1/2024	1,510	1,583	6.50%, 3/20/2028	22	24
6.00%, 5/ 1/2031	30	32	6.00%, 1/20/2029	143	153
6.50%, 8/ 1/2031	78	84	6.50%, 5/20/2029	18	20
7.00%, 2/ 1/2032	65	72	6.00%, 7/20/2029	26	28
6.50%, 3/ 1/2032	44	47	5.50%, 12/20/2033	950	1,006
5.50%, 7/ 1/2033	2,697	2,838	5.50%, 5/20/2035	131	138
3.93%, 6/ 1/2034 (e)	120	124	6.00%, 12/20/2036	1,000	1,062
2.81%, 7/ 1/2034 (e)	8	8			11,632
3.35%, 7/ 1/2034 (e)	75	77	U.S. Treasury (8.06%)
4.30%, 12/ 1/2034 (e)	207	213	1.38%, 9/15/2012	3,500	3,494
4.55%, 3/ 1/2035 (e)	246	254	4.13%, 5/15/2015	35	38
5.00%, 7/ 1/2035	248	257	4.25%, 8/15/2015	3,000	3,267
5.00%, 7/ 1/2035	421	436	3.00%, 8/31/2016 (g)	6,500	6,539
6.00%, 7/ 1/2035	1,346	1,427	3.13%, 5/15/2019	1,150	1,131
5.09%, 8/ 1/2035 (e)	643	670	3.63%, 8/15/2019	345	354
5.70%, 2/ 1/2036 (e)	233	244	8.13%, 8/15/2019	1,600	2,229
3.12%, 3/ 1/2036 (e)	738	761	6.00%, 2/15/2026	5,925	7,352
6.00%, 5/ 1/2036	176	187
5.43%, 1/ 1/2037 (e)	2,092	2,193

56

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2009 (unaudited)

	Principal		(a)	Market value is determined in accordance with procedures established in
			good faith by the Board of Directors. At the end of the period, the value
	Amount	Value	of these securities totaled $1,937 or 0.59% of net assets.
	(000's)	(000's)	(b) Non-Income Producing Security
U.S. GOVERNMENT & GOVERNMENT AGENCY			(c) Security is Illiquid
OBLIGATIONS (continued)			(d)	Security exempt from registration under Rule 144A of the Securities Act
U.S. Treasury (continued)			of 1933. These securities may be resold in transactions exempt from
4.50%, 2/15/2036	$ 2,000 $	2,148	registration, normally to qualified institutional buyers. Unless otherwise
		26,552	indicated, these securities are not considered illiquid. At the end of the
			period, the value of these securities totaled $32,159 or 9.76% of net
U.S. Treasury Inflation-Indexed Obligations (0.98%)			assets.
2.00%, 1/15/2014	3,118	3,229	(e) Variable Rate. Rate shown is in effect at September 30, 2009.
TOTAL U.S. GOVERNMENT & GOVERNMENT			(f) Security purchased on a when-issued basis.
AGENCY OBLIGATIONS	$ 145,830		(g) Security or a portion of the security was pledged to cover margin
REPURCHASE AGREEMENTS (7.23%)			requirements for futures contracts. At the end of the period, the value of
			these securities totaled $197 or 0.06% of net assets.
Diversified Banking Institutions (7.23%)

Investment in Joint Trading Account; Bank			Unrealized Appreciation (Depreciation)
of America Repurchase Agreement; 0.03%			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
dated 09/30/09 maturing 10/01/09			of investments held by the account as of the period end were as follows:
(collateralized by Sovereign Agency
Issues; $7,537,000; 0.00% - 5.70%; dated
11/13/09 - 11/19/24)	$ 7,389 $	7,389	Unrealized Appreciation	$ 12,237
Investment in Joint Trading Account; Credit			Unrealized Depreciation	(45,683)
Suisse Repurchase Agreement; 0.03%			Net Unrealized Appreciation (Depreciation)	(33,446)
dated 09/30/09 maturing 10/01/09			Cost for federal income tax purposes	417,481
(collateralized by US Treasury Notes;			All dollar amounts are shown in thousands (000's)
$7,328,000; 0.88%; dated 12/31/10 -
03/31/11)	7,184	7,184
Investment in Joint Trading Account;			Portfolio Summary (unaudited)
Deutsche Bank Repurchase Agreement;			Sector	Percent
0.06% dated 09/30/09 maturing 10/01/09			Mortgage Securities	48.74%
(collateralized by Sovereign Agency			Financial	24.93%
Issues; $2,094,000; 0.00% - 3.75%; dated			Government	9.20%
11/13/09 - 03/27/19)	2,053	2,053	Communications	7.15%
Investment in Joint Trading Account;			Asset Backed Securities	5.86%
Morgan Stanley Repurchase Agreement;			Consumer, Non-cyclical	5.68%
0.03% dated 09/30/09 maturing 10/01/09			Consumer, Cyclical	3.59%
(collateralized by Sovereign Agency Issue;			Industrial	2.81%
$7,328,000; 0.00%; dated 02/26/10)	7,184	7,184	Energy	2.73%
			Basic Materials	2.72%
		23,810	Utilities	1.86%
TOTAL REPURCHASE AGREEMENTS	$ 23,810		Technology	0.59%
			Diversified	0.54%
Total Investments	$ 384,035		Revenue	0.09%
Liabilities in Excess of Other Assets, Net - (16.57)%		(54,587)	General Obligation	0.08%
			Liabilities in Excess of Other Assets, Net	(16.57%)
TOTAL NET ASSETS - 100.00%	$ 329,448		TOTAL NET ASSETS	100.00%

			Other Assets Summary (unaudited)

			Asset Type	Percent
			Futures	2.95%
			Credit Default Swaps	0.81%
			Interest Rate Swaps	0.03%

		57

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2009 (unaudited)

Futures Contracts

					Current		Unrealized
				Original	Market		Appreciation/
Type		Buy/Sell	Contracts	Value	Value	(Depreciation)
US 10 Year Note; December 2009		Buy	82	$ 9,642	$ 9,703 $		61
All dollar amounts are shown in thousands (000's)

Credit Default Swaps

							Unrealized
			Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation/
Counterparty (Issuer)	Reference Entity		Protection	Fixed Rate	Date	Amount	(Depreciation)
Barclays Bank	CDX.NA.HY.11		Buy	(5.00)%	12/20/2013 $	435	$ (99)
Barclays Bank	CDX.NA.HY.11		Buy	(5.00)%	12/20/2013	696	(152)
Goldman Sachs	CDX.NA.HY.11		Buy	(5.00)%	12/20/2013	1,305	(286)
Goldman Sachs	CDX.NA.HY.11		Buy	(5.00)%	12/20/2013	2,784	(643)
Morgan Stanley	CDX.NA.HY.11		Buy	(5.00)%	12/20/2013	2,610	(559)
Morgan Stanley	CDX.NA.HY.11		Buy	(5.00)%	12/20/2013	1,305	(284)
Morgan Stanley	CDX.NA.HY.11		Buy	(5.00)%	12/20/2013	1,305	(298)
Morgan Stanley	CDX.NA.HY.11		Buy	(5.00)%	12/20/2013	696	(152)
Morgan Stanley	CDX.NA.HY.11		Buy	(5.00)%	12/20/2013	696	(152)
Morgan Stanley	CMBX.NA.AJ4		Buy	(0.96)%	02/17/2051	500	(13)
Morgan Stanley	CDX.NA.IG.12		Buy	(1.00)%	06/20/2014	5,000	14

All dollar amounts are shown in thousands (000's)
Interest Rate Swaps

						Notional/	Unrealized
		(Pay)/Receive	Fixed	Expiration		Principal	Appreciation/
Counterparty (Issuer)	Floating Rate Index	Floating Rate	Rate	Date	Currency	Amount	(Depreciation)
Deutsche Bank AG	3-month LIBOR	Receive	4.11%	08/12/2019	USD $	1,000	$ (56)
Morgan Stanley	3-month LIBOR	Receive	4.08%	08/12/2019	USD	1,000	(54)

All dollar amounts are shown in thousands (000's)

58

Schedule of Investments
Diversified International Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (97.88%)			COMMON STOCKS (continued)
Advertising Services (0.34%)			Auto - Car & Light Trucks (continued)
Aegis Group PLC	72,393 $	130	Tofas Turk Otomobil Fabrikasi AS	31,990 $	90
Publicis Groupe	26,091	1,046	Toyota Motor Corp	53,133	2,113
		1,176			9,604
Aerospace & Defense (0.13%)			Auto/Truck Parts & Equipment - Original (1.60%)
Empresa Brasileira de Aeronautica SA (a)	34,500	199	Aisin Seiki Co Ltd	34,300	837
Meggitt PLC	31,053	116	Denso Corp	43,200	1,270
MTU Aero Engines Holding AG	2,989	141	GKN PLC	37,512	68
		456	Keihin Corp	3,600	60
Agricultural Chemicals (0.43%)			Koito Manufacturing Co Ltd	5,991	83
Syngenta AG	6,482	1,489	Nifco Inc/Japan	4,900	98
			Stanley Electric Co Ltd	36,900	748
Agricultural Operations (0.58%)			Sumitomo Electric Industries Ltd	107,500	1,406
Golden Agri-Resources Ltd - Warrants (a)	170,932	16	Valeo SA	37,812	995
Golden Agri-Resources Ltd	2,054,052	627			5,565
Indofood Agri Resources Ltd (a)	80,000	91	Auto/Truck Parts & Equipment - Replacement (0.02%)
Wilmar International Ltd	288,000	1,292	Xinyi Glass Holdings Co Ltd	92,000	65
		2,026
Airlines (0.11%)			Batteries & Battery Systems (0.06%)
Air China Ltd	198,000	114	Simplo Technology Co Ltd	38,500	219
easyJet PLC (a)	17,832	108
			Beverages - Wine & Spirits (0.03%)
Korean Air Lines Co Ltd	4,140	169	Davide Campari-Milano SpA	9,875	89
		391
Apparel Manufacturers (0.19%)			Brewery (1.41%)
Benetton Group SpA	7,075	72	Anheuser-Busch InBev NV	51,223	2,339
Gildan Activewear (a)	29,100	575	Carlsberg A/S	14,098	1,021
		647	Cia de Bebidas das Americas ADR	4,425	364
			Kirin Holdings Co Ltd	78,000	1,196
Appliances (0.53%)
					4,920
Electrolux AB	80,345	1,838
			Broadcasting Services & Programming (0.02%)
Applications Software (0.40%)			Promotora de Informaciones SA	12,200	70
Check Point Software Technologies Ltd (a)	6,254	177
Sage Group PLC	299,080	1,116	Building - Heavy Construction (1.09%)
TomTom NV (a)	5,175	89	ACS Actividades de Construccion y
		1,382	Servicios SA	19,852	1,035
			Daelim Industrial Co Ltd	5,641	346
Audio & Video Products (0.58%)			Mota Engil SGPS SA	10,135	56
Skyworth Digital Holdings Ltd	282,000	130	NCC AB	9,079	138
Sony Corp	64,200	1,899	Nippo Corp	8,996	74
		2,029	Obrascon Huarte Lain SA	3,242	90
Auto - Car & Light Trucks (2.75%)			SHO-BOND Holdings Co Ltd	4,000	78
Bayerische Motoren Werke AG	31,333	1,509	Tecnicas Reunidas SA	2,111	116
Dongfeng Motor Group Co Ltd	229,920	244	Vinci SA	33,191	1,878
Honda Motor Co Ltd	83,500	2,572			3,811
Hyundai Motor Co	4,077	386	Building - Maintenance & Service (0.24%)
Kia Motors Corp	8,960	141	Babcock International Group	93,455	849
Nissan Motor Co Ltd	230,000	1,555
Suzuki Motor Corp	35,500	829	Building - Residential & Commercial (0.50%)
Tata Motors Ltd ADR	12,703	165	Corp GEO SAB de CV (a)	86,500	235

59

Schedule of Investments
Diversified International Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Building - Residential & Commercial			Chemicals - Diversified (continued)
(continued)			Nippon Kayaku Co Ltd	12,791 $	113
Persimmon PLC	112,913 $	824	Nippon Soda Co Ltd	17,000	72
Taylor Wimpey PLC	1,005,428	677	Nippon Synthetic Chemical Industry Co
		1,736	Ltd/The	11,000	75
Building & Construction - Miscellaneous (0.66%)			Shin-Etsu Chemical Co Ltd	7,400	455
Balfour Beatty PLC	166,753	858			4,344
Hochtief AG	17,472	1,327	Chemicals - Fibers (0.02%)
United Group Ltd	7,596	99	Kolon Industries Inc	2,300	82
		2,284
Building & Construction Products -			Chemicals - Specialty (0.26%)
Miscellaneous (0.03%)			Daicel Chemical Industries Ltd	119,000	718
Sika AG	68	92	Lintec Corp	5,310	101
			Rhodia SA	5,907	90
Building Products - Cement & Aggregate (0.70%)					909
Anhui Conch Cement Co Ltd	32,000	213
Cemex SAB de CV (a)	101,829	132	Circuit Boards (0.38%)
			Ibiden Co Ltd	31,400	1,168
CRH PLC	44,739	1,238
			Tripod Technology Corp	66,000	169
Grasim Industries Ltd (a)	4,295	254
					1,337
Italcementi SpA	40,232	619
		2,456	Coal (0.26%)
			Banpu Public Co Ltd (a)	16,100	206
Building Products - Doors & Windows (0.35%)
			China Shenhua Energy Co Ltd	93,000	406
Asahi Glass Co Ltd	153,000	1,236
			MacArthur Coal Ltd	11,954	100
Building Products - Wood (0.01%)			Yanzhou Coal Mining Co Ltd	139,999	202
China Grand Forestry Green Resources					914
Group Ltd (a)	1,020,000	37	Commercial Banks (10.91%)
Cable/Satellite TV (0.24%)			Alpha Bank AE	51,122	943
Jupiter Telecommunications Co Ltd	854	826	Asya Katilim Bankasi AS (a)	45,036	94
			Axis Bank Ltd	14,082	288
Capacitors (0.02%)			Banco Bilbao Vizcaya Argentaria SA	161,168	2,861
Nippon Chemi-Con Corp	15,294	75	Banco do Brasil SA	15,257	270
			Banco Santander SA	310,705	5,001
Cellular Telecommunications (2.17%)			Bangkok Bank Public Co (a)	18,900	70
Advanced Info Service PCL (a)(b)	67,800	191	Bank Mandiri Tbk PT	726,000	353
America Movil SAB de CV ADR	24,636	1,080	Bank of China Ltd	1,426,000	751
China Mobile Ltd	97,285	949	Bank of Communications Co Ltd	284,000	346
Mobile Telesystems OJSC ADR	5,414	261	Bank of Montreal (a)	39,600	2,004
MTN Group Ltd	21,989	357	Bank Rakyat Indonesia	415,000	322
NTT DoCoMo Inc	965	1,542	Bankinter SA	5,774	73
SK Telecom Co Ltd	550	85	Busan Bank	23,780	264
Taiwan Mobile Co Ltd	123,000	228	Canadian Western Bank	5,500	102
Vimpel-Communications ADR	24,674	461	Chiba Bank Ltd/The	111,000	688
Vivo Participacoes SA ADR	6,122	155	China Construction Bank Corp	1,021,183	816
Vodafone Group PLC	1,001,538	2,244	Danske Bank A/S	69,106	1,810
		7,553	DBS Group Holdings Ltd	165,000	1,556
Chemicals - Diversified (1.25%)			DnB NOR ASA	168,400	1,950
Akzo Nobel NV	19,842	1,229	Hang Seng Bank Ltd	71,700	1,033
BASF SE	41,063	2,184	Industrial and Commercial Bank of China Ltd	804,000	606
Hanwha Chem Corp	19,860	216	Jyske Bank A/S (a)	1,689	70

60

Schedule of Investments
Diversified International Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Banks (continued)			Diversified Banking Institutions (continued)
Korea Exchange Bank	20,060 $	236	Deutsche Bank AG	33,183 $	2,572
Malayan Banking Bhd	129,800	249	HSBC Holdings PLC	551,832	6,314
National Bank of Canada	19,200	1,068	Mitsubishi UFJ Financial Group Inc	91,000	489
National Bank of Greece SA	54,617	1,958	Societe Generale	26,922	2,167
OTP Bank Plc	18,475	527	UBS AG	91,862	1,681
Oversea-Chinese Banking Corp Ltd	281,000	1,566			21,899
Royal Bank of Canada (a)	53,500	2,876	Diversified Financial Services (0.44%)
Sberbank of Russian Federation	251,004	499	Hana Financial Group Inc	7,950	274
Siam Commercial Bank Public (a)(b)	31,300	80	Irish Life & Permanent PLC	78,099	642
Standard Bank Group Ltd/South Africa	27,321	353	Mega Financial Holding Co Ltd	822,000	521
Standard Chartered PLC	78,580	1,936	Yuanta Financial Holding Co Ltd	131,000	97
State Bank of India Ltd	2,875	261			1,534
Sumitomo Mitsui Financial Group Inc	43,900	1,531
Swedbank AB - Rights (a)	48,400	95	Diversified Manufacturing Operations (1.16%)
Swedbank AB	48,400	462	Cookson Group PLC	11,895	78
Sydbank A/S	2,965	78	Invensys PLC	217,559	1,012
Turkiye Halk Bankasi AS	44,952	267	NKT Holding A/S	1,625	95
Turkiye Vakiflar Bankasi Tao	188,675	432	Siemens AG	30,831	2,876
United Overseas Bank Ltd	108,000	1,287			4,061
		38,032	Diversified Minerals (3.22%)
Computer Data Security (0.20%)			Anglo American PLC	49,143	1,565
Gemalto NV (a)	15,135	706	Anglo American PLC	4,320	137
			BHP Billiton Ltd	143,104	4,763
Computer Services (0.56%)			BHP Billiton PLC	37,365	1,020
CGI Group Inc (a)	106,500	1,247	Pan Australian Resources Ltd (a)	259,774	113
Infosys Technologies Ltd ADR	14,300	694	Tek Cominco Limited (a)	44,200	1,218
		1,941	Xstrata PLC	164,356	2,423
					11,239
Computers (0.19%)
Compal Electronics Inc	233,160	272	Diversified Operations (1.44%)
Wistron Corp	211,238	393	Hutchison Whampoa Ltd	149,000	1,076
		665	LG Corp	6,123	411
			Mitie Group PLC	29,097	117
Computers - Memory Devices (0.30%)
TDK Corp	18,200	1,052	Noble Group Ltd	1,115,200	1,940
			Shanghai Industrial Holdings Ltd	63,000	284
Computers - Peripheral Equipment (0.06%)			Tongaat Hulett Ltd	12,729	159
Lite-On Technology Corp	150,750	198	Wharf Holdings Ltd	197,000	1,046
					5,033
Consulting Services (0.07%)			Electric - Integrated (2.68%)
Atkins WS PLC	7,660	77	Atco Ltd	2,900	114
Bureau Veritas SA	2,763	156	E.ON AG	79,552	3,385
		233	Empresa Nacional de Electricidad SA/Chile	120,835	189
Distribution & Wholesale (0.33%)			Enel SpA	371,123	2,356
Inchcape PLC	2,574,898	1,158	Iride SpA	28,749	56
			Okinawa Electric Power Co Inc/The	800	48
Diversified Banking Institutions (6.28%)			Public Power Corp SA	44,445	989
Barclays PLC	482,411	2,853	Reliance Infrastructure Ltd	8,555	217
BNP Paribas - Rights (a)	33,064	72	RWE AG	21,347	1,989
BNP Paribas	33,064	2,642
Credit Suisse Group AG	56,037	3,109

61

Schedule of Investments
Diversified International Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electric - Integrated (continued)			Engineering - Research & Development
TGK-2 (c)	1,600 $	-	Services (continued)
		9,343	Transfield Services Ltd	22,840 $	86
					2,756
Electric - Transmission (0.20%)
Terna Rete Elettrica Nazionale SpA	181,518	708	Enterprise Software & Services (0.42%)
			Autonomy Corp PLC (a)	49,823	1,297
Electric Products - Miscellaneous (0.21%)			Micro Focus International PLC	12,230	70
Funai Electric Co Ltd	2,300	105	Temenos Group AG (a)	3,972	93
LG Electronics Inc	4,677	498			1,460
Vossloh AG	1,139	130	Finance - Investment Banker & Broker (0.59%)
		733	BinckBank N.V.	4,735	84
Electronic Components - Miscellaneous (1.54%)			Daishin Securities Co Ltd	3,960	54
Alps Electric Co Ltd	12,000	69	ICAP PLC	106,953	723
AU Optronics Corp	93,630	91	KGI Securities Co Ltd (a)(d)	12,603	136
Chemring Group PLC	2,847	111	Mediobanca SpA - Warrants (a)(b)(c)	68,568	5
CMK Corp/Japan	7,400	63	Mediobanca SpA	71,996	984
Hon Hai Precision Industry Co Ltd	197,470	792	Tullett Prebon PLC	11,062	69
LG Display Co Ltd	7,260	209			2,055
Murata Manufacturing Co Ltd	35,900	1,704	Finance - Leasing Company (0.18%)
Nihon Dempa Kogyo Co Ltd	2,700	53	ORIX Corp	10,560	645
Nippon Electric Glass Co Ltd	91,000	830
SMK Corp	14,000	90	Finance - Other Services (0.02%)
Toshiba Corp	258,000	1,354	London Stock Exchange Group PLC	5,623	77
		5,366
			Fisheries (0.52%)
Electronic Components - Semiconductors (1.84%)			Marine Harvest (a)	1,181,000	857
Chartered Semiconductor Manufacturing Ltd	44,700	83	Nippon Suisan Kaisha Ltd	29,700	89
(a)
Hynix Semiconductor Inc (a)	11,150	187	Toyo Suisan Kaisha Ltd	32,000	866
Infineon Technologies AG (a)	191,339	1,089			1,812
MediaTek Inc	36,072	602	Food - Dairy Products (0.08%)
Megachips Corp	3,200	69	China Mengniu Dairy Co Ltd	79,000	202
Rohm Co Ltd	17,700	1,238	Morinaga Milk Industry Co Ltd	17,000	85
Samsung Electronics Co Ltd	2,828	1,956			287
Shinko Electric Industries Co Ltd	66,900	1,192	Food - Meat Products (0.09%)
		6,416	BRF - Brasil Foods SA (a)	12,412	329
Electronic Parts Distribution (0.06%)
WPG Holdings Co Ltd	148,000	209	Food - Miscellaneous/Diversified (1.41%)
			Maruha Nichiro Holdings Inc	38,000	58
Electronics - Military (0.20%)			Nestle SA	74,508	3,175
Safran SA	37,095	695	Nisshin Oillio Group Ltd/The	13,000	71
			Unilever NV	44,680	1,288
Engineering - Research & Development Services (0.79%)			Uni-President Enterprises Corp	236,988	279
ABB Ltd (a)	101,926	2,046	Viscofan SA	2,202	53
COMSYS Holdings Corp	10,000	109			4,924
Downer EDI Ltd	12,930	93
Imtech NV	4,914	125	Food - Retail (0.84%)
			Jeronimo Martins SGPS SA	11,105	97
Larsen & Toubro Ltd (b)	3,840	134
			Koninklijke Ahold NV	146,369	1,761
Rotary Engineering Ltd	78,000	64
			WM Morrison Supermarkets PLC	239,468	1,061
Toyo Engineering Corp	29,000	99
					2,919

62

Schedule of Investments
Diversified International Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Forestry (0.23%)			Machinery - General Industry (continued)
Sino-Forest Corp (a)	51,100 $	807	STX Engine Co Ltd	7,430 $	135
					1,301
Gas - Distribution (0.14%)
Canadian Utilities Ltd	13,800	488	Machinery - Pumps (0.02%)
			Weir Group PLC/The	7,030	76
Gold Mining (0.86%)
Barrick Gold Corp. (a)	41,618	1,576	Medical - Biomedical/Gene (0.34%)
Franco-Nevada Corp	2,800	74	CSL Ltd/Australia	39,974	1,180
IAMGOLD Corp (a)	72,825	1,029	Medical - Drugs (5.29%)
Red Back Mining Inc (a)	14,765	166	Actelion Ltd (a)	16,970	1,054
Zijin Mining Group Co Ltd	152,000	149	AstraZeneca PLC	62,837	2,816
		2,994	China Pharmaceutical Group Ltd	223,890	126
Import & Export (1.70%)			Chugai Pharmaceutical Co Ltd	43,200	894
Hyosung Corp	2,530	145	Dr Reddys Laboratories Ltd	17,245	356
ITOCHU Corp	230,000	1,525	GlaxoSmithKline PLC	69,622	1,368
Marubeni Corp	248,000	1,252	Kyorin Co Ltd	4,000	68
Mitsubishi Corp	91,300	1,847	Miraca Holdings Inc	5,000	163
Sumitomo Corp	111,700	1,151	Novartis AG	24,194	1,211
		5,920	Novo Nordisk A/S	23,708	1,484
Industrial Gases (0.03%)			Roche Holding AG	27,453	4,437
Air Water Inc	10,000	115	Sanofi-Aventis SA	47,908	3,516
			Shire PLC	54,342	941
Instruments - Controls (0.02%)					18,434
Rotork PLC	3,408	62	Medical - Generic Drugs (0.15%)
			Teva Pharmaceutical Industries Ltd ADR	9,368	474
Internet Content - Entertainment (0.07%)
			Towa Pharmaceutical Co Ltd	1,100	54
Perfect World Co Ltd ADR (a)	4,853	233
					528
Internet Content - Information & News (0.02%)			Medical - Nursing Homes (0.03%)
Kakaku.com Inc	23	85	Orpea	2,033	94

Investment Companies (0.03%)			Medical Products (0.12%)
Kinnevik Investment AB	9,140	120	Aspen Pharmacare Holdings Ltd	18,931	156
			Nipro Corp	4,089	95
Investment Management & Advisory Services (0.34%)			SSL International PLC	15,625	160
Azimut Holding SpA	9,479	120			411
Julius Baer Holding AG	21,410	1,069
		1,189	Metal - Copper (0.92%)
			Antofagasta PLC	83,413	1,012
Life & Health Insurance (0.72%)			Inmet Mining Corp	20,600	1,154
Aviva PLC	173,654	1,244	Kazakhmys PLC	31,990	549
Cathay Financial Holding Co Ltd	276,000	458	Quadra Mining Ltd (a)	9,200	125
China Life Insurance Co Ltd	112,000	488	Sterlite Industries India Ltd ADR	24,054	384
Sanlam Ltd	114,403	312			3,224
		2,502
			Metal - Diversified (1.49%)
Machinery - Construction & Mining (0.03%)			Boliden AB	17,741	191
Danieli & Co SpA	3,652	93	FNX Mining Co Inc (a)	8,300	73
Machinery - General Industry (0.37%)			KGHM Polska Miedz SA	19,335	582
Kinki Sharyo Co Ltd	7,000	64	MMC Norilsk Nickel ADR	25,487	318
Kone OYJ	29,971	1,102	Rio Tinto Ltd	71,440	3,733

63

Schedule of Investments
Diversified International Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Metal - Diversified (continued)			Oil Company - Exploration & Production
Rio Tinto PLC	6,771 $	289	(continued)
		5,186	EnCana Corp (a)	39,858 $	2,308
			Gazprom OAO (a)(b)(d)	3,832	227
Metal - Iron (0.11%)			Gazprom OAO (a)	32,859	777
Novolipetsk Steel OJSC (a)	15,285	389	Premier Oil PLC (a)	5,435	105
			Talisman Energy (a)	76,900	1,338
Miscellaneous Manufacturers (0.02%)
Faiveley SA	846	73	TriStar Oil and Gas Ltd (a)	10,000	146
					8,644
Mortgage Banks (0.07%)			Oil Company - Integrated (6.13%)
Aareal Bank AG	3,352	80	BG Group PLC	158,375	2,751
Home Capital Group Inc	4,700	168	BP PLC	366,999	3,244
		248	China Petroleum & Chemical Corp	764,000	650
Multi-Line Insurance (1.62%)			ENI SpA	34,682	867
Allianz SE	6,596	831	Husky Energy Inc	33,100	932
AXA SA	29,292	793	Lukoil OAO ADR	13,949	765
Baloise Holding AG	15,456	1,476	PetroChina Co Ltd	375,199	424
CNP Assurances	9,263	944	Petroleo Brasileiro SA ADR	51,997	2,387
Zurich Financial Services	6,777	1,612	Rosneft Oil Co	97,452	733
		5,656	Royal Dutch Shell PLC - A Shares	47,950	1,366
			Royal Dutch Shell PLC - B Shares	44,485	1,234
Multimedia (0.34%)			Sasol Ltd	3,593	135
Informa PLC	19,988	100
			StatoilHydro ASA	73,700	1,657
WPP PLC	127,202	1,092
			Tatneft ADR	6,764	167
		1,192
			Total SA	68,019	4,042
Non-Ferrous Metals (0.18%)					21,354
China Molybdenum Co Ltd	175,000	140
			Oil Refining & Marketing (0.49%)
Grupo Mexico SAB de CV (a)	145,900	269
			DCC PLC	5,447	141
Korea Zinc Co Ltd	1,450	216
			Nippon Mining Holdings Inc	227,500	1,120
		625
			Reliance Industries Ltd (d)	4,781	440
Office Automation & Equipment (0.64%)					1,701
Canon Inc	55,300	2,236
			Paper & Related Products (0.33%)
Oil - Field Services (0.89%)			Lee & Man Paper Manufacturing Ltd	53,600	94
Bourbon SA	2,413	111	Svenska Cellulosa AB	77,500	1,051
Fred Olsen Energy ASA	2,700	101			1,145
Maire Tecnimont SpA	24,295	118	Petrochemicals (0.08%)
Petrofac Ltd	85,037	1,342	LG Chem Ltd	1,422	264
Technip SA	21,263	1,358
TGS Nopec Geophysical Co ASA (a)	5,200	78	Pharmacy Services (0.04%)
		3,108	SXC Health Solutions Corp (a)	2,800	131

Oil & Gas Drilling (0.27%)			Platinum (0.07%)
Noble Corp	24,610	934	Impala Platinum Holdings Ltd	10,013	233

Oil Company - Exploration & Production (2.48%)			Printing - Commercial (0.44%)
Australian Worldwide Exploration Ltd	43,351	104	Dai Nippon Printing Co Ltd	54,000	744
Bankers Petroleum Ltd (a)	21,300	94	Toppan Printing Co Ltd	82,000	776
Baytex Energy Trust (a)	5,800	128			1,520
Canadian Natural Resources (a)	42,500	2,870
CNOOC Ltd	407,000	547	Property & Casualty Insurance (0.24%)
			Admiral Group PLC	4,426	82

64

Schedule of Investments
Diversified International Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Property & Casualty Insurance (continued)			REITS - Shopping Centers (0.61%)
Amlin PLC	109,223 $	669	CapitaMall Trust	538,000 $	707
Lancashire Holdings Ltd	10,913	89	Vastned Retail NV	2,168	139
		840	Westfield Group	103,397	1,268
Public Thoroughfares (0.37%)					2,114
Atlantia SpA	45,754	1,109	REITS - Storage (0.02%)
Zhejiang Expressway Co Ltd	196,000	172	Big Yellow Group PLC	12,065	72
		1,281
			Retail - Apparel & Shoe (0.09%)
Real Estate Management & Services (0.52%)			Aoyama Trading Co Ltd	4,100	70
BR Malls Participacoes SA (a)	22,022	260	Lojas Renner SA	9,300	162
Fabege AB	19,189	113	Point Inc	1,140	76
Mitsubishi Estate Co Ltd	78,000	1,227			308
Nexity	2,859	114
PSP Swiss Property AG (a)	1,817	105	Retail - Automobile (0.12%)
		1,819	PT Astra International Tbk	120,000	414

Real Estate Operator & Developer (1.22%)			Retail - Bookstore (0.04%)
Agile Property Holdings Ltd	110,000	130	WH Smith PLC	17,014	123
Brookfield Asset Management Inc (a)	68,104	1,550
Great Eagle Holdings Ltd	28,000	69	Retail - Building Products (0.72%)
Hongkong Land Holdings Ltd	221,000	961	Kingfisher PLC	430,178	1,464
Huaku Development Co Ltd	52,000	132	Travis Perkins PLC	78,659	1,047
KWG Property Holding Ltd	300,500	194			2,511
Quintain Estates & Development PLC	18,725	63	Retail - Computer Equipment (0.02%)
Rossi Residencial SA	65,446	526	Game Group PLC	32,757	84
Shenzhen Investment Ltd	282,000	109
Shimao Property Holdings Ltd	76,000	129	Retail - Consumer Electronics (0.07%)
Shun Tak Holdings Ltd	138,000	105	EDION Corp	7,000	61
Sino-Ocean Land Holdings Ltd	59,500	54	JB Hi-Fi Ltd	10,371	181
Unitech Ltd	111,113	248			242
		4,270	Retail - Convenience Store (0.22%)
Reinsurance (0.33%)			Alimentation Couche Tard Inc	43,200	757
Hannover Rueckversicherung AG	21,490	985
Korean Reinsurance Co	17,620	177	Retail - Discount (0.23%)
		1,162	Harvey Norman Holdings Ltd	208,279	790
REITS - Diversified (0.57%)			Retail - Home Furnishings (0.50%)
CapitaCommercial Trust	136,000	100	JD Group Ltd/South Africa	24,109	143
Eurocommercial Properties NV	1,939	77	Nitori Co Ltd	18,572	1,583
Kenedix Realty Investment Corp	24	90			1,726
Mercialys SA	2,000	79
			Retail - Major Department Store (0.82%)
Suntec Real Estate Investment Trust	139,238	105	Home Retail Group PLC	156,915	682
Unibail-Rodamco SE	6,754	1,403	Lotte Shopping Co Ltd	913	246
Wereldhave NV	1,478	146
			Marks & Spencer Group PLC	132,257	765
		2,000	PPR	9,047	1,160
REITS - Office Property (0.06%)					2,853
Commonwealth Property Office Fund	181,855	152
			Retail - Miscellaneous/Diversified (0.09%)
Nippon Commercial Investment Corp	36	67
			Debenhams PLC	49,276	60
		219	Dufry South America Ltd	6,200	105

65

Schedule of Investments
Diversified International Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Miscellaneous/Diversified			Steel - Producers (continued)
(continued)			Tokyo Steel Manufacturing Co Ltd	65,895 $	808
Foschini Ltd	19,064 $	157	Tung Ho Steel Enterprise Corp	140,268	149
		322			6,302
Retail - Pubs (0.02%)			Steel - Specialty (0.03%)
Enterprise Inns PLC	41,373	82	Citic Pacific Ltd	42,000	110

Retail - Restaurants (0.03%)			Sugar (0.06%)
McDonald's Holdings Co Japan Ltd	4,569	91	Cosan SA Industria e Comercio (a)	18,000	200

Retail - Sporting Goods (0.03%)			Telecommunication Equipment (0.01%)
Xebio Co Ltd	4,000	94	Oki Electric Industry Co Ltd	47,000	42

Satellite Telecommunications (0.30%)			Telecommunication Services (1.10%)
Eutelsat Communications	34,353	1,044	China Telecom Corp Ltd	452,000	213
Schools (0.25%)			Singapore Telecommunications Ltd	743,000	1,714
Benesse Holdings Inc	17,800	872	Telekomunikasi Indonesia Tbk PT	345,500	309
			Telenet Group Holding NV (a)	4,758	126
Security Services (0.04%)			Telenor ASA	128,600	1,490
Prosegur Cia de Seguridad SA	3,104	123			3,852
			Telephone - Integrated (1.55%)
Semiconductor Component - Integrated Circuits (0.46%)			Bezeq Israeli Telecommunication Corp Ltd	92,887	200
CSR PLC (a)	12,677	95
			Portugal Telecom SGPS SA	112,630	1,192
Siliconware Precision Industries Co	242,000	342
			Telefonica SA	142,243	3,925
Taiwan Semiconductor Manufacturing Co Ltd	459,140	921
			Telkom SA Ltd	14,535	84
United Microelectronics Corp	473,000	232
					5,401
		1,590
			Television (0.23%)
Semiconductor Equipment (1.05%)			M6-Metropole Television	30,366	799
Aixtron AG	40,392	1,108
ASML Holding NV	46,493	1,368	Tobacco (1.15%)
Tokyo Electron Ltd	18,600	1,187	British American Tobacco PLC	70,553	2,213
		3,663	Imperial Tobacco Group PLC	55,847	1,614
Shipbuilding (0.03%)			Souza Cruz SA	5,100	182
Samsung Heavy Industries Co Ltd	4,930	107			4,009
			Transport - Marine (0.05%)
Soap & Cleaning Products (0.63%)			Inui Steamship Co Ltd	11,300	81
Reckitt Benckiser Group PLC	44,841	2,191
			Sincere Navigation	97,000	109
Special Purpose Banks (0.06%)					190
Industrial Bank Of Korea	18,120	222	Transport - Rail (0.11%)
			Ansaldo STS SpA	3,810	78
Steel - Producers (1.81%)			Construcciones y Auxiliar de Ferrocarriles SA	168	86
ArcelorMittal	37,531	1,403	MTR Corp	62,087	215
BlueScope Steel Ltd	444,218	1,148			379
China Steel Corp	102,214	95
Evraz Group SA	5,360	140	Transport - Services (0.05%)
JFE Holdings Inc	46,000	1,578	Koninklijke Vopak NV (a)	2,858	186
JSW Steel Ltd	12,600	218	Transport - Truck (0.34%)
Kloeckner & Co SE	1,856	43	Seino Holdings Corp	12,000	104
Kyoei Steel Ltd	2,300	55
POSCO ADR	6,402	665

66

Schedule of Investments
Diversified International Account
September 30, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)
COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Transport - Truck (continued)			Diversified Banking Institutions (continued)
Yamato Holdings Co Ltd	65,000 $	1,068	Investment in Joint Trading Account; Credit
		1,172	Suisse Repurchase Agreement; 0.03%
			dated 09/30/09 maturing 10/01/09
Venture Capital (0.26%)			(collateralized by US Treasury Notes;
3i Group PLC	195,302	901	$608,000; 0.88%; dated 12/31/10 -
			03/31/11)	$ 596 $	596
Water (0.02%)			Investment in Joint Trading Account;
Pennon Group PLC	9,732	74	Deutsche Bank Repurchase Agreement;
			0.06% dated 09/30/09 maturing 10/01/09
			(collateralized by Sovereign Agency
Wire & Cable Products (0.02%)			Issues; $174,000; 0.00% - 3.75%; dated
Bekaert SA	546	72	11/13/09 - 03/27/19)	170	170
			Investment in Joint Trading Account;
Wireless Equipment (0.02%)			Morgan Stanley Repurchase Agreement;
Hitachi Kokusai Electric Inc	8,000	62	0.03% dated 09/30/09 maturing 10/01/09
TOTAL COMMON STOCKS	$ 341,224		(collateralized by Sovereign Agency Issue;
			$608,000; 0.00%; dated 02/26/10)	596	596
PREFERRED STOCKS (1.20%)					1,975
Commercial Banks (0.46%)
			TOTAL REPURCHASE AGREEMENTS	$ 1,975
Banco Bradesco SA	35,500	708
Itau Unibanco Holding SA	43,634	882	Total Investments	$ 347,388
		1,590	Other Assets in Excess of Liabilities, Net - 0.35%		1,221
Diversified Minerals (0.39%)			TOTAL NET ASSETS - 100.00%	$ 348,609
Vale SA	65,144	1,347
			(a) Non-Income Producing Security
Diversified Operations (0.08%)			(b)	Market value is determined in accordance with procedures established in
Investimentos Itau SA	46,900	284	good faith by the Board of Directors. At the end of the period, the value
			of these securities totaled $637 or 0.18% of net assets.
Electric - Distribution (0.04%)			(c) Security is Illiquid
Eletropaulo Metropolitana Eletricidade de			(d)	Security exempt from registration under Rule 144A of the Securities Act
Sao Paulo SA	7,200	148	of 1933. These securities may be resold in transactions exempt from
			registration, normally to qualified institutional buyers. Unless otherwise
Investment Companies (0.00%)			indicated, these securities are not considered illiquid. At the end of the
Lereko Mobility Pty Ltd (a)	1,113	6	period, the value of these securities totaled $803 or 0.23% of net assets.

Steel - Producers (0.19%)			Unrealized Appreciation (Depreciation)
Gerdau SA	20,100	270	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
			of investments held by the account as of the period end were as follows:
Usinas Siderurgicas de Minas Gerais SA	15,572	412
		682	Unrealized Appreciation	$ 51,424
Television (0.04%)			Unrealized Depreciation		(15,429)
ProSiebenSat.1 Media AG	12,086	132	Net Unrealized Appreciation (Depreciation)		35,995
TOTAL PREFERRED STOCKS	$ 4,189		Cost for federal income tax purposes		311,393
			All dollar amounts are shown in thousands (000's)
	Principal
	Amount	Value
	(000's)	(000's)
REPURCHASE AGREEMENTS (0.57%)
Diversified Banking Institutions (0.57%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.03%
dated 09/30/09 maturing 10/01/09
(collateralized by Sovereign Agency
Issues; $625,000; 0.00% - 5.70%; dated
11/13/09 - 11/19/24)	$ 613 $	613

		67

Schedule of Investments
Diversified International Account
September 30, 2009 (unaudited)
Portfolio Summary (unaudited)
Country	Percent
Japan	15.83%
United Kingdom	15.82%
France	7.45%
Canada	7.20%
Switzerland	6.89%
Germany	5.85%
Australia	3.96%
Spain	3.85%
Hong Kong	2.65%
Singapore	2.64%
Netherlands	2.61%
Brazil	2.61%
Korea, Republic Of	2.21%
Italy	2.09%
Taiwan, Province Of China	1.90%
China	1.88%
Norway	1.76%
Russian Federation	1.32%
Denmark	1.31%
Ireland	1.16%
Sweden	1.15%
Greece	1.12%
India	1.05%
United States	0.83%
Belgium	0.73%
South Africa	0.60%
Mexico	0.49%
Luxembourg	0.44%
Indonesia	0.40%
Portugal	0.39%
Finland	0.32%
Turkey	0.25%
Israel	0.24%
Poland	0.17%
Thailand	0.16%
Hungary	0.15%
Malaysia	0.07%
Bermuda	0.05%
Chile	0.05%
Other Assets in Excess of Liabilities, Net	0.35%
TOTAL NET ASSETS	100.00%

68

Schedule of Investments
Equity Income Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (94.70%)			COMMON STOCKS (continued)
Aerospace & Defense (0.50%)			Diversified Manufacturing Operations
Raytheon Co	41,000 $	1,967	(continued)
			Honeywell International Inc	82,500 $	3,065
Apparel Manufacturers (1.21%)			Parker Hannifin Corp	102,700	5,324
VF Corp	65,600	4,751	Siemens AG ADR	62,500	5,810
					20,244
Applications Software (2.06%)
			Diversified Minerals (1.43%)
Microsoft Corp	312,800	8,098
			BHP Billiton Ltd ADR	57,900	3,822
Auto - Car & Light Trucks (0.94%)			Vale SA ADR	78,300	1,811
Daimler AG	73,322	3,689			5,633
			Electric - Integrated (5.62%)
Auto - Medium & Heavy Duty Trucks (0.68%)			FPL Group Inc	159,100	8,787
PACCAR Inc	70,900	2,674	Progress Energy Inc	196,100	7,660
			Xcel Energy Inc	295,900	5,693
Auto/Truck Parts & Equipment - Original (0.46%)
Johnson Controls Inc	70,700	1,807			22,140
			Electric Products - Miscellaneous (1.29%)
Beverages - Non-Alcoholic (1.51%)			Emerson Electric Co	126,490	5,070
Coca-Cola Co/The	110,800	5,950
			Electronic Components - Semiconductors (3.65%)
Beverages - Wine & Spirits (0.16%)			Intel Corp	593,900	11,623
Diageo PLC ADR	10,200	627	Microchip Technology Inc	103,900	2,753
					14,376
Brewery (0.46%)
Molson Coors Brewing Co	37,400	1,821	Fiduciary Banks (3.81%)
			Bank of New York Mellon Corp/The	317,275	9,198
Cellular Telecommunications (1.00%)			Northern Trust Corp	99,900	5,810
Vodafone Group PLC ADR	175,200	3,942			15,008

Chemicals - Diversified (0.55%)			Food - Miscellaneous/Diversified (1.69%)
EI Du Pont de Nemours & Co	66,800	2,147	General Mills Inc	20,900	1,346
			Kraft Foods Inc	202,676	5,324
Commercial Banks (0.61%)					6,670
Bank of Nova Scotia	52,900	2,411	Food - Retail (0.50%)
			Kroger Co/The	96,100	1,983
Commercial Services - Finance (0.62%)
Automatic Data Processing Inc	61,700	2,425	Food - Wholesale & Distribution (0.80%)
			Sysco Corp	126,500	3,144
Computers (1.04%)
Hewlett-Packard Co	86,500	4,084	Gas - Distribution (1.77%)
			Sempra Energy	139,900	6,968
Consumer Products - Miscellaneous (0.52%)
Clorox Co	34,900	2,053	Gold Mining (0.29%)
			Newmont Mining Corp	26,300	1,158
Distribution & Wholesale (1.95%)
Genuine Parts Co	201,194	7,657	Industrial Gases (0.59%)
			Air Products & Chemicals Inc	29,900	2,320
Diversified Banking Institutions (0.07%)
JP Morgan Chase & Co	6,500	285	Investment Management & Advisory Services (1.70%)
			AllianceBernstein Holding LP	119,056	3,248
Diversified Manufacturing Operations (5.14%)			Franklin Resources Inc	34,400	3,460
3M Co	47,600	3,513			6,708
General Electric Co	154,200	2,532

69

Schedule of Investments
Equity Income Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Life & Health Insurance (0.47%)			Property & Casualty Insurance (0.70%)
Unum Group	85,900 $	1,842	Fidelity National Financial Inc	182,277 $	2,749

Machinery - Farm (1.20%)			Regional Banks (0.56%)
Deere & Co	109,800	4,713	US Bancorp	100,700	2,201

Medical - Drugs (7.93%)			REITS - Healthcare (2.35%)
Abbott Laboratories	165,200	8,172	HCP Inc	172,400	4,955
Bristol-Myers Squibb Co	357,400	8,049	Health Care REIT Inc	103,100	4,291
Merck & Co Inc/NJ	125,800	3,979			9,246
Novartis AG ADR	41,800	2,106	REITS - Mortgage (1.74%)
Schering-Plough Corp	121,900	3,444	Annaly Capital Management Inc	376,800	6,835
Wyeth	112,700	5,475
		31,225	REITS - Shopping Centers (0.67%)
Medical - Generic Drugs (1.44%)			Kimco Realty Corp	203,600	2,655
Teva Pharmaceutical Industries Ltd ADR	112,200	5,673
			REITS - Warehouse & Industrial (0.54%)
Medical Instruments (0.38%)			AMB Property Corp	92,100	2,114
Medtronic Inc	40,800	1,501
			Retail - Discount (3.00%)
Medical Products (1.30%)			Costco Wholesale Corp	54,300	3,066
Becton Dickinson and Co	14,200	991	Wal-Mart Stores Inc	178,300	8,752
Johnson & Johnson	67,700	4,122			11,818
		5,113	Retail - Drug Store (0.76%)
Multi-Line Insurance (5.24%)			CVS Caremark Corp	83,400	2,981
ACE Ltd	210,100	11,232
			Retail - Restaurants (1.82%)
Allstate Corp/The	162,244	4,968
			McDonald's Corp	125,800	7,179
MetLife Inc	116,400	4,431
		20,631	Savings & Loans - Thrifts (0.73%)
Multimedia (0.52%)			Hudson City Bancorp Inc	218,100	2,868
Walt Disney Co/The	74,162	2,036
			Semiconductor Component - Integrated Circuits (1.18%)
Oil Company - Exploration & Production (2.26%)			Taiwan Semiconductor Manufacturing Co
Enerplus Resources Fund	131,300	3,006	Ltd ADR	422,750	4,633
Penn West Energy Trust	277,800	4,400	Semiconductor Equipment (0.31%)
XTO Energy Inc	35,700	1,475	Applied Materials Inc	90,600	1,214
		8,881
Oil Company - Integrated (2.29%)			Telecommunication Services (0.94%)
Chevron Corp	61,184	4,309	BCE Inc	150,300	3,708
Marathon Oil Corp	113,800	3,630
Total SA ADR	18,300	1,085	Telephone - Integrated (5.08%)
		9,024	AT&T Inc	345,000	9,318
			Verizon Communications Inc	287,100	8,691
Oil Refining & Marketing (0.46%)			Windstream Corp	195,007	1,975
Valero Energy Corp	93,300	1,809			19,984

Pipelines (2.19%)			Television (0.93%)
Enterprise Products Partners LP	121,431	3,439	CBS Corp	304,475	3,669
Kinder Morgan Energy Partners LP	48,309	2,610
Spectra Energy Corp	134,700	2,551	Toys (2.00%)
		8,600	Mattel Inc	427,330	7,888

70

Schedule of Investments
Equity Income Account
September 30, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)
COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Transport - Rail (3.09%)			Diversified Banking Institutions (continued)
Norfolk Southern Corp	96,200 $	4,147	Investment in Joint Trading Account;
Union Pacific Corp	137,600	8,029	Morgan Stanley Repurchase Agreement;
			0.03% dated 09/30/09 maturing 10/01/09
		12,176	(collateralized by Sovereign Agency Issue;
TOTAL COMMON STOCKS	$ 372,776		$4,578,000; 0.00%; dated 02/26/10)	$ 4,488 $	4,488
					14,876
PREFERRED STOCKS (0.08%)
Regional Banks (0.03%)			TOTAL REPURCHASE AGREEMENTS	$ 14,876
National City Capital Trust III	6,700	139	Total Investments	$ 389,513
			Other Assets in Excess of Liabilities, Net - 1.05%		4,115
Special Purpose Entity (0.05%)
			TOTAL NET ASSETS - 100.00%	$ 393,628
National City Capital Trust IV	8,400	202
TOTAL PREFERRED STOCKS	$ 341

	Principal
	Amount	Value	Unrealized Appreciation (Depreciation)
	(000's)	(000's)	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
			of investments held by the account as of the period end were as follows:
BONDS (0.38%)

Medical - HMO (0.12%)			Unrealized Appreciation	$ 42,411
Aetna Inc			Unrealized Depreciation		(30,561)
7.88%, 3/ 1/2011	$ 450	479
			Net Unrealized Appreciation (Depreciation)		11,850

Telecommunication Services (0.26%)			Cost for federal income tax purposes		377,663
Telus Corp			All dollar amounts are shown in thousands (000's)
8.00%, 6/ 1/2011	925	1,006
TOTAL BONDS	$ 1,485		Portfolio Summary (unaudited)
			Sector		Percent
U.S. GOVERNMENT & GOVERNMENT AGENCY			Financial		23.06%
OBLIGATIONS (0.01%)			Consumer, Non-cyclical		17.44%
Federal Home Loan Mortgage Corporation			Consumer, Cyclical		12.82%
(FHLMC) (0.01%)			Industrial		11.22%
6.50%, 9/ 1/2030	23	25	Communications		8.73%
7.00%, 9/ 1/2030	9	10	Technology		8.23%
		35	Utilities		7.39%
			Energy		7.19%
TOTAL U.S. GOVERNMENT & GOVERNMENT			Basic Materials		2.86%
AGENCY OBLIGATIONS	$ 35		Mortgage Securities		0.01%
			Other Assets in Excess of Liabilities, Net		1.05%
REPURCHASE AGREEMENTS (3.78%)
			TOTAL NET ASSETS		100.00%
Diversified Banking Institutions (3.78%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.03%
dated 09/30/09 maturing 10/01/09
(collateralized by Sovereign Agency
Issues; $4,709,000; 0.00% - 5.70%; dated
11/13/09 - 11/19/24)	$ 4,617 $	4,617
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.03%
dated 09/30/09 maturing 10/01/09
(collateralized by US Treasury Notes;
$4,578,000; 0.88%; dated 12/31/10 -
03/31/11)	4,489	4,489
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.06% dated 09/30/09 maturing 10/01/09
(collateralized by Sovereign Agency
Issues; $1,308,000; 0.00% - 3.75%; dated
11/13/09 - 03/27/19)	1,282	1,282

		71

Schedule of Investments
Government & High Quality Bond Account
September 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (21.79%)			BONDS (continued)
Asset Backed Securities (2.55%)			Mortgage Backed Securities (continued)
Chase Funding Mortgage Loan Asset-Backed			Fannie Mae Grantor Trust
Certificates			0.60%, 5/25/2035 (a)	$ 1,020 $	783
0.71%, 12/25/2033 (a)	$ 191 $	159	Fannie Mae Whole Loan
Credit-Based Asset Servicing and			0.40%, 5/25/2035 (a)(b)	1,100	1,077
Securitization LLC			Federal Home Loan Banks
0.42%, 3/25/2036 (a)(b)	1,415	911	5.46%, 11/27/2015	1,767	1,915
Saxon Asset Securities Trust			Freddie Mac
0.41%, 3/25/2036 (a)	3,034	2,443	4.50%, 7/15/2017	4,800	5,009
Structured Asset Investment Loan Trust			0.54%, 6/15/2018 (a)	2,031	2,008
0.47%, 1/25/2036 (a)	747	627
			0.64%, 7/15/2023 (a)	2,952	2,907
Swift Master Auto Receivables Trust
0.34%, 6/15/2012 (a)	2,250	2,227	5.50%, 9/15/2031 (a)	1,075	1,123
		6,367	GE Capital Commercial Mortgage Corp
			5.61%, 4/10/2017 (a)	2,800	1,772
Diversified Banking Institutions (0.84%)			Ginnie Mae
Goldman Sachs Group Inc/The			1.25%, 10/16/2012 (a)	41,250	1,167
3.25%, 6/15/2012	2,000	2,087	3.89%, 7/16/2026	1,153	1,185
			5.08%, 1/16/2030 (a)	1,096	1,153
Finance - Mortgage Loan/Banker (3.78%)			4.26%, 2/16/2032	1,751	1,818
Fannie Mae
5.00%, 5/11/2017	4,200	4,642	0.88%, 6/17/2045 (a)	23,919	901
6.63%, 11/15/2030	550	710	0.71%, 11/16/2045	2,709	100
Freddie Mac			1.09%, 5/16/2046 (a)	8,169	374
5.75%, 6/27/2016	1,900	2,077	1.05%, 10/16/2046	12,133	669
SLM Student Loan Trust			LB-UBS Commercial Mortgage Trust
0.59%, 10/25/2016 (a)	751	751	0.14%, 11/15/2038 (a)(c)	10,368	144
0.49%, 9/17/2018 (a)	1,239	1,238	0.11%, 2/15/2040 (a)(c)	5,907	52
		9,418	Washington Mutual Alternative Mortgage
			Pass-Through Certificates
Home Equity - Other (2.10%)			0.53%, 6/25/2046 (a)	2,684	268
American Home Mortgage Investment Trust					31,198
0.44%, 11/25/2030 (a)(b)	1,247	507
Asset Backed Securities Corp Home Equity			TOTAL BONDS	$ 54,294
0.35%, 7/25/2036 (a)	1,648	1,535	U.S. GOVERNMENT & GOVERNMENT AGENCY
First NLC Trust			OBLIGATIONS (75.90%)
0.48%, 5/25/2035 (a)(b)	744	399	Federal Home Loan Mortgage Corporation
Morgan Stanley Home Equity Loan Trust			(FHLMC) (19.14%)
0.42%, 2/25/2036 (a)	3,286	2,770	6.50%, 6/ 1/2017	310	333
Soundview Home Equity Loan Trust			6.00%, 7/ 1/2017	165	177
0.34%, 7/25/2036 (a)	13	13	5.50%, 4/ 1/2018	452	485
		5,224	6.50%, 6/ 1/2018	22	24
			6.50%, 8/ 1/2021	26	29
Mortgage Backed Securities (12.52%)
			7.00%, 9/ 1/2023	32	35
Banc of America Funding Corp
0.33%, 7/20/2036 (a)	864	776	6.00%, 12/ 1/2023	47	50
0.53%, 7/20/2036 (a)	989	200	7.00%, 12/ 1/2023	22	24
Credit Suisse Mortgage Capital Certificates			7.00%, 1/ 1/2024	22	25
6.00%, 9/15/2039 (a)	2,000	1,271	5.50%, 2/ 1/2024	53	56
6.42%, 2/15/2041 (a)(c)	1,075	699	5.50%, 3/ 1/2024	47	50
Fannie Mae			6.50%, 4/ 1/2024	34	36
0.55%, 10/25/2018 (a)	500	495	5.00%, 10/ 1/2025	2,454	2,564
5.00%, 8/25/2026	1,034	1,074	6.00%, 1/ 1/2026	21	23
0.29%, 3/25/2036	19,565	204	6.50%, 4/ 1/2026	25	27
6.50%, 2/25/2047	1,896	2,054	6.50%, 5/ 1/2026	23	24

72

Schedule of Investments
Government & High Quality Bond Account
September 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation			Federal Home Loan Mortgage Corporation
(FHLMC) (continued)			(FHLMC) (continued)
6.50%, 5/ 1/2026	$ 27 $	29	5.50%, 4/ 1/2038	$ 435 $	456
7.00%, 9/ 1/2027	27	30	6.00%, 4/ 1/2038	712	752
6.50%, 12/ 1/2027	33	35	5.50%, 5/ 1/2038	948	994
6.50%, 1/ 1/2028	21	22	6.00%, 6/ 1/2038	1,836	1,940
7.00%, 2/ 1/2028	10	11	6.00%, 10/ 1/2038	635	672
6.50%, 3/ 1/2028	22	24	5.00%, 6/ 1/2039	863	893
7.00%, 4/ 1/2028	123	135	6.00%, 10/ 1/2039	5,810	6,131
7.00%, 5/ 1/2028	19	21	3.37%, 9/ 1/2032 (a)	58	58
7.00%, 8/ 1/2028	35	38	5.25%, 9/ 1/2033 (a)	28	28
6.50%, 9/ 1/2028	27	29	5.55%, 2/ 1/2034 (a)	231	237
6.50%, 9/ 1/2028	29	32	4.69%, 8/ 1/2035 (a)	810	837
6.50%, 10/ 1/2028	132	142	6.50%, 7/ 1/2036 (a)	1,491	1,581
6.50%, 11/ 1/2028	32	35	6.50%, 1/ 1/2037 (a)	1,156	1,219
6.50%, 12/ 1/2028	70	76	5.69%, 6/ 1/2037 (a)	1,728	1,822
7.50%, 10/ 1/2030	62	69	5.70%, 6/ 1/2037 (a)	2,741	2,891
8.00%, 10/ 1/2030	88	100			47,692
7.50%, 2/ 1/2031	62	69	Federal National Mortgage Association (FNMA) (40.49%)
7.50%, 2/ 1/2031	22	24	6.50%, 6/ 1/2016	126	136
6.50%, 7/ 1/2031	116	124	6.00%, 8/ 1/2016	167	180
6.50%, 8/ 1/2031	19	21	5.50%, 8/ 1/2017	394	422
6.50%, 10/ 1/2031	43	46	6.50%, 8/ 1/2017	216	233
7.00%, 10/ 1/2031	58	64	5.00%, 1/ 1/2018	1,328	1,411
6.00%, 12/ 1/2031	169	180	5.50%, 1/ 1/2018	769	824
6.50%, 12/ 1/2031	144	155	5.00%, 11/ 1/2018	719	764
6.50%, 2/ 1/2032	141	152	5.50%, 7/ 1/2019	282	302
6.50%, 5/ 1/2032	307	330	5.50%, 8/ 1/2019	78	83
6.50%, 8/ 1/2032	291	313	5.50%, 8/ 1/2019	130	138
5.00%, 2/ 1/2033	1,596	1,659	5.50%, 8/ 1/2019	64	68
5.50%, 3/ 1/2033	1,866	1,963	5.50%, 8/ 1/2019	57	61
5.00%, 6/ 1/2033	1,145	1,189	5.50%, 8/ 1/2019	265	283
5.00%, 6/ 1/2033	3,196	3,319	5.50%, 8/ 1/2019	135	144
6.00%, 9/ 1/2034	613	651	5.50%, 9/ 1/2019	377	403
5.00%, 12/ 1/2034	357	370	5.50%, 10/ 1/2019	136	145
6.00%, 2/ 1/2035	506	537	4.50%, 12/ 1/2019	396	416
6.50%, 4/ 1/2035	67	71	4.50%, 1/ 1/2020	1,330	1,401
5.00%, 5/ 1/2035	682	707	7.50%, 4/ 1/2022	7	8
5.00%, 7/ 1/2035	308	320	6.00%, 6/ 1/2022	203	218
5.00%, 7/ 1/2035	371	384	6.00%, 11/ 1/2023	6	6
5.00%, 10/ 1/2035	647	671	6.50%, 11/ 1/2023	100	108
6.00%, 8/ 1/2036	1,855	1,964	5.50%, 5/ 1/2024	210	223
6.00%, 10/ 1/2036 (a)	815	863	6.50%, 5/ 1/2024	67	72
6.00%, 3/ 1/2037	726	768	6.50%, 7/ 1/2025	18	20
5.50%, 7/ 1/2037	304	318	6.50%, 8/ 1/2025	75	81
6.50%, 12/ 1/2037	448	478	6.50%, 2/ 1/2026	25	27
6.00%, 1/ 1/2038 (a)	301	318	6.00%, 3/ 1/2026	10	11
6.00%, 1/ 1/2038	2,724	2,882	6.50%, 3/ 1/2026	7	8
6.00%, 1/ 1/2038	1,034	1,094	6.50%, 5/ 1/2026	28	30
6.00%, 3/ 1/2038	366	387	6.50%, 6/ 1/2026	12	13

73

Schedule of Investments
Government & High Quality Bond Account
September 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA)			Federal National Mortgage Association (FNMA)
(continued)			(continued)
7.00%, 1/ 1/2027	$ 10 $	11	5.50%, 3/ 1/2038	$ 2,224 $	2,331
7.50%, 7/ 1/2027	3	3	6.00%, 3/ 1/2038	515	544
7.00%, 11/ 1/2027	14	16	6.00%, 3/ 1/2038	727	768
6.50%, 7/ 1/2028	22	24	6.50%, 3/ 1/2038	188	201
6.50%, 9/ 1/2028	25	27	6.00%, 4/ 1/2038	840	888
6.00%, 11/ 1/2028	75	80	5.50%, 5/ 1/2038	1,769	1,854
7.00%, 10/ 1/2029	117	130	5.50%, 6/ 1/2038	865	906
8.00%, 6/ 1/2030	9	11	6.00%, 7/ 1/2038	1,871	1,977
7.00%, 5/ 1/2031	6	6	5.50%, 8/ 1/2038	1,020	1,068
7.50%, 5/ 1/2031	111	124	5.50%, 9/ 1/2038	2,273	2,381
6.50%, 9/ 1/2031	148	159	5.50%, 11/ 1/2038	788	826
6.00%, 12/ 1/2031	132	141	5.00%, 7/ 1/2039	10,261	10,614
4.73%, 12/ 1/2032 (a)	162	167	4.50%, 10/ 1/2039	4,035	4,087
6.00%, 1/ 1/2033	561	598	5.50%, 10/ 1/2039	3,835	4,011
5.50%, 3/ 1/2033	3,542	3,727			100,894
5.50%, 6/ 1/2033	495	521	Government National Mortgage Association
5.50%, 9/ 1/2033	6,875	7,233	(GNMA) (4.73%)
5.06%, 12/ 1/2033 (a)	852	894	7.00%, 1/15/2024	17	18
5.00%, 5/ 1/2034	2,185	2,266	7.00%, 12/15/2027	33	37
2.81%, 7/ 1/2034 (a)	195	197	7.00%, 3/15/2028	186	205
4.35%, 9/ 1/2034 (a)	1,932	1,970	7.00%, 5/15/2028	87	96
5.50%, 9/ 1/2034	2,956	3,107	7.00%, 5/15/2031	43	47
5.00%, 4/ 1/2035	583	604	7.00%, 9/15/2031	159	175
5.00%, 4/ 1/2035	1,346	1,395	7.00%, 6/15/2032	377	414
5.00%, 7/ 1/2035	95	99	5.00%, 9/15/2033	47	49
5.00%, 7/ 1/2035	1,835	1,902	5.50%, 11/15/2033	274	289
5.00%, 8/ 1/2035	422	437	5.00%, 2/15/2034	2,441	2,546
5.50%, 9/ 1/2035	2,741	2,879	5.50%, 11/15/2038	1,187	1,247
5.59%, 11/ 1/2035 (a)	3,271	3,431	5.50%, 1/15/2039	1,489	1,565
6.00%, 9/ 1/2036	1,084	1,147	5.50%, 1/15/2039	560	589
6.50%, 12/ 1/2036	907	971	5.50%, 3/15/2039	1,143	1,202
5.50%, 2/ 1/2037	1,702	1,785	6.00%, 10/ 1/2039	610	644
5.50%, 2/ 1/2037	98	103	6.00%, 5/20/2024	96	103
5.75%, 5/ 1/2037 (a)	5,508	5,816	6.00%, 6/20/2024	187	200
6.16%, 5/ 1/2037 (a)	1,568	1,653	6.00%, 6/20/2024	36	38
5.00%, 6/ 1/2037	6,714	6,950	6.00%, 11/20/2025	42	45
5.50%, 6/ 1/2037	971	1,017	6.50%, 12/20/2025	30	33
6.50%, 7/ 1/2037	213	228	6.50%, 1/20/2026	50	54
6.50%, 7/ 1/2037	287	307	6.00%, 2/20/2026	21	23
6.50%, 10/ 1/2037	495	530	6.50%, 2/20/2026	49	53
6.00%, 11/ 1/2037	527	557	6.00%, 4/20/2026	36	38
6.00%, 12/ 1/2037	272	288	6.00%, 5/20/2026	17	19
6.00%, 12/ 1/2037	286	303	6.00%, 6/20/2026	23	25
5.50%, 2/ 1/2038	1,520	1,593	6.00%, 6/20/2026	21	22
6.00%, 2/ 1/2038	1,589	1,679	6.00%, 7/20/2026	20	21
6.00%, 2/ 1/2038 (a)	1,763	1,863	6.00%, 9/20/2026	19	20
6.50%, 2/ 1/2038	196	210	6.00%, 3/20/2027	142	151
5.50%, 3/ 1/2038	993	1,040	6.00%, 1/20/2028	22	23

74

Schedule of Investments
Government & High Quality Bond Account
September 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
U.S. GOVERNMENT & GOVERNMENT AGENCY			REPURCHASE AGREEMENTS (continued)
OBLIGATIONS (continued)			Diversified Banking Institutions (continued)
Government National Mortgage Association			Investment in Joint Trading Account;
(GNMA) (continued)			Morgan Stanley Repurchase Agreement;
6.00%, 3/20/2028	$ 17 $	18	0.03% dated 09/30/09 maturing 10/01/09
6.00%, 6/20/2028	89	95	(collateralized by Sovereign Agency Issue;
6.00%, 7/20/2028	60	64	$4,291,000; 0.00%; dated 02/26/10)	$ 4,207 $	4,207
6.00%, 3/20/2029	107	114			13,942

6.00%, 7/20/2029	119	127	TOTAL REPURCHASE AGREEMENTS	$ 13,942
5.50%, 5/20/2035	1,307	1,379
		11,788	Total Investments	$ 257,354
			Liabilities in Excess of Other Assets, Net - (3.29)%		(8,191)
U.S. Treasury (3.58%)			TOTAL NET ASSETS - 100.00%	$ 249,163
1.50%, 10/31/2010	4,000	4,045
4.13%, 5/15/2015	4,500	4,873
		8,918	(a)	Variable Rate. Rate shown is in effect at September 30, 2009.

U.S. Treasury Inflation-Indexed Obligations (3.99%)			(b) Security is Illiquid
3.00%, 7/15/2012	9,342	9,932	(c)	Security exempt from registration under Rule 144A of the Securities Act
			of 1933. These securities may be resold in transactions exempt from
			registration, normally to qualified institutional buyers. Unless otherwise
U.S. Treasury Strip (3.97%)			indicated, these securities are not considered illiquid. At the end of the
0.00%, 11/15/2015 (d)	1,750	1,466	period, the value of these securities totaled $895 or 0.36% of net assets.
0.00%, 5/15/2020 (d)	10,500	7,014	(d) Security is a Principal Only Strip.
0.00%, 11/15/2021 (d)	2,300	1,414
		9,894	Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
TOTAL U.S. GOVERNMENT & GOVERNMENT			of investments held by the account as of the period end were as follows:
AGENCY OBLIGATIONS	$ 189,118
REPURCHASE AGREEMENTS (5.60%)			Unrealized Appreciation	$ 9,000
Diversified Banking Institutions (5.60%)			Unrealized Depreciation		(10,169)
Investment in Joint Trading Account; Bank			Net Unrealized Appreciation (Depreciation)		(1,169)
of America Repurchase Agreement; 0.03%			Cost for federal income tax purposes		258,523
dated 09/30/09 maturing 10/01/09			All dollar amounts are shown in thousands (000's)
(collateralized by Sovereign Agency
Issues; $4,414,000; 0.00% - 5.70%; dated
11/13/09 - 11/19/24)	$ 4,327 $	4,327	Portfolio Summary (unaudited)
Investment in Joint Trading Account; Credit			Sector		Percent
Suisse Repurchase Agreement; 0.03%			Mortgage Securities		76.89%
dated 09/30/09 maturing 10/01/09			Government		14.52%
(collateralized by US Treasury Notes;			Financial		6.43%
$4,291,000; 0.88%; dated 12/31/10 -			Asset Backed Securities		5.45%
03/31/11)	4,206	4,206	Liabilities in Excess of Other Assets, Net		(3.29%)
Investment in Joint Trading Account;			TOTAL NET ASSETS		100.00%
Deutsche Bank Repurchase Agreement;
0.06% dated 09/30/09 maturing 10/01/09
(collateralized by Sovereign Agency
Issues; $1,226,000; 0.00% - 3.75%; dated
11/13/09 - 03/27/19)	1,202	1,202

		75

Schedule of Investments
Income Account
September 30, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)
PREFERRED STOCKS (0.04%)			BONDS (continued)
Finance - Investment Banker & Broker (0.00%)			Cruise Lines (1.82%)
Lehman Brothers Holdings Inc (a)	33,675 $	7	Carnival Corp
			7.20%, 10/ 1/2023	$ 1,475 $	1,603
Finance - Mortgage Loan/Banker (0.04%)			Royal Caribbean Cruises Ltd
Freddie Mac 8.38%; Series Z (a)	40,000	72	8.75%, 2/ 2/2011	1,000	1,022
TOTAL PREFERRED STOCKS	$ 79		6.88%, 12/ 1/2013	850	793
	Principal				3,418
	Amount	Value	Diversified Banking Institutions (5.82%)
	(000's)	(000's)	Bank of America Corp
BONDS (68.97%)			5.42%, 3/15/2017	800	764
Aerospace & Defense (0.61%)			8.00%, 12/29/2049 (e)	1,000	889
Boeing Co/The			8.13%, 12/29/2049 (e)	1,000	889
8.75%, 8/15/2021	$ 850	1,155	Citigroup Inc
			6.50%, 1/18/2011	2,525	2,618
Airlines (1.01%)			Goldman Sachs Group Inc/The
Southwest Airlines Co 1994-A Pass Through			6.88%, 1/15/2011	2,100	2,230
Trust			JP Morgan Chase & Co
9.15%, 7/ 1/2016	1,675	1,899	5.13%, 9/15/2014	850	886
			7.90%, 4/29/2049 (e)	1,000	960
Auto - Medium & Heavy Duty Trucks (0.45%)			Morgan Stanley
New Flyer Industries Ltd			4.75%, 4/ 1/2014	850	844
14.00%, 8/19/2020 (b)(c)(d)	908	840
			6.25%, 8/ 9/2026	850	875
Brewery (1.26%)					10,955
Anheuser-Busch InBev Worldwide Inc			Electric - Integrated (9.86%)
7.75%, 1/15/2019 (d)	2,000	2,367	Exelon Generation Co LLC
			6.20%, 10/ 1/2017	2,000	2,183
Cable/Satellite TV (3.06%)			Florida Power Corp
Comcast Corp			6.35%, 9/15/2037	1,500	1,760
6.45%, 3/15/2037	2,000	2,118	Metropolitan Edison Co
COX Communications Inc			4.95%, 3/15/2013	1,000	1,036
6.45%, 12/ 1/2036 (d)	2,000	2,051	Mirant Americas Generation LLC
Time Warner Cable Inc			8.50%, 10/ 1/2021	2,000	1,740
6.55%, 5/ 1/2037	1,500	1,594	Nisource Finance Corp
		5,763	5.25%, 9/15/2017	2,000	1,879
Casino Hotels (0.90%)			Ohio Edison Co
MGM Mirage			5.45%, 5/ 1/2015	850	897
13.00%, 11/15/2013 (d)	1,000	1,145	Oncor Electric Delivery Co
11.13%, 11/15/2017 (d)	500	546	7.00%, 9/ 1/2022	1,750	1,998
		1,691	Pacific Gas & Electric Co
			4.20%, 3/ 1/2011	1,900	1,967
Casino Services (1.07%)			Pacificorp
Peninsula Gaming LLC			4.95%, 8/15/2014	775	833
10.75%, 8/15/2017 (d)	2,000	2,010	5.25%, 6/15/2035	850	856
			PPL Energy Supply LLC
Commercial Services (0.95%)			5.70%, 10/15/2035	2,000	2,091
Ceridian Corp			Southwestern Electric Power Co
11.25%, 11/15/2015 (e)	2,000	1,792	5.38%, 4/15/2015	1,275	1,309
					18,549
Containers - Paper & Plastic (1.12%)
Sealed Air Corp			Finance - Investment Banker & Broker (1.46%)
7.88%, 6/15/2017 (d)	2,000	2,109	Jefferies Group Inc
			7.75%, 3/15/2012	1,500	1,610

76

Schedule of Investments
Income Account
September 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Finance - Investment Banker & Broker			Multi-Line Insurance (0.44%)
(continued)			Farmers Insurance Exchange
Jefferies Group Inc (continued)			6.00%, 8/ 1/2014 (d)	$ 850 $	820
6.25%, 1/15/2036	$ 1,425 $	1,140
		2,750	Multimedia (1.32%)
Finance - Leasing Company (0.09%)			Historic TW Inc
DVI Inc			9.15%, 2/ 1/2023	250	314
0.00%, 2/ 1/2004 (a)(b)(c)	900	128	News America Holdings Inc
0.00%, 2/ 1/2004 (a)(b)(c)	400	37	8.00%, 10/17/2016	1,000	1,158
		165	News America Inc
			6.40%, 12/15/2035	1,000	1,009
Forestry (0.20%)					2,481
Weyerhaeuser Co
7.38%, 3/15/2032	425	376	Non-Hazardous Waste Disposal (1.64%)
			Allied Waste North America Inc
Gas - Distribution (0.86%)			7.25%, 3/15/2015	1,675	1,748
Sempra Energy			Waste Management Inc
6.15%, 6/15/2018	1,500	1,625	7.38%, 8/ 1/2010	1,275	1,335
					3,083
Industrial Gases (1.08%)			Oil Company - Exploration & Production (1.72%)
Airgas Inc			OPTI Canada Inc
4.50%, 9/15/2014	2,000	2,035	7.88%, 12/15/2014	2,425	1,855
			XTO Energy Inc
Life & Health Insurance (0.52%)			6.25%, 4/15/2013	1,275	1,388
Prudential Financial Inc					3,243
8.88%, 6/15/2038 (e)	1,000	980
			Oil Company - Integrated (1.17%)
Medical - Drugs (1.07%)			Petro-Canada
Elan Corp PLC			4.00%, 7/15/2013	850	851
8.75%, 10/15/2016 (d)	1,000	985	9.25%, 10/15/2021	1,075	1,349
Elan Finance PLC/Elan Finance Corp					2,200
7.75%, 11/15/2011	1,000	1,019
		2,004	Oil Refining & Marketing (0.52%)
			Tesoro Corp/Texas
Medical - Hospitals (2.27%)			6.25%, 11/ 1/2012	1,000	980
HCA Inc
8.75%, 9/ 1/2010	331	336	Physical Therapy & Rehabilitation Centers (0.87%)
7.50%, 11/ 6/2033	250	193	Healthsouth Corp
HCA Inc/DE			10.75%, 6/15/2016	1,500	1,628
9.25%, 11/15/2016	1,000	1,034
Tenet Healthcare Corp			Pipelines (4.17%)
9.00%, 5/ 1/2015 (d)	1,262	1,319	ANR Pipeline Co
10.00%, 5/ 1/2018 (d)	1,262	1,391	9.63%, 11/ 1/2021	1,000	1,392
		4,273	El Paso Natural Gas Co
			7.50%, 11/15/2026	2,100	2,303
Metal - Diversified (0.91%)			Energy Maintenance Services Group LLC
Xstrata Canada Corp			11.50%, 3/ 1/2014 (b)(c)	2,000	1,700
6.00%, 10/15/2015	1,675	1,703	Enterprise Products Operating LLC
			6.38%, 2/ 1/2013	350	379
MRI - Medical Diagnostic Imaging (1.03%)			Express Pipeline LP
Alliance HealthCare Services Inc			7.39%, 12/31/2017 (d)	994	1,058
7.25%, 12/15/2012	2,000	1,930	Southern Natural Gas Co
			8.00%, 3/ 1/2032	850	1,005
					7,837

77

Schedule of Investments
Income Account
September 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Property Trust (1.08%)			Retail - Regional Department Store (0.91%)
WEA Finance LLC / WT Finance Aust Pty Ltd			Neiman Marcus Group Inc/The
6.75%, 9/ 2/2019 (d)	$ 2,000 $	2,023	10.38%, 10/15/2015	$ 2,000 $	1,710

Publishing - Books (0.73%)			Special Purpose Entity (0.73%)
Reed Elsevier Capital Inc			CCM Merger Inc
6.75%, 8/ 1/2011	1,275	1,366	8.00%, 8/ 1/2013 (d)	1,675	1,373

Regional Banks (2.17%)			Telecommunication Equipment - Fiber Optics (0.29%)
Bank One Corp			Corning Inc
10.00%, 8/15/2010	325	345	6.63%, 5/15/2019	500	547
Wells Fargo & Co
4.63%, 4/15/2014	1,900	1,921	Telecommunication Services (1.43%)
7.98%, 2/28/2049 (e)	2,000	1,820	Qwest Corp
		4,086	8.88%, 3/15/2012 (e)	1,675	1,763
			Telus Corp
Reinsurance (0.76%)			8.00%, 6/ 1/2011	850	925
Aspen Insurance Holdings Ltd					2,688
6.00%, 8/15/2014	1,425	1,427
			Telephone - Integrated (1.88%)
REITS - Healthcare (2.87%)			Deutsche Telekom International Finance BV
HCP Inc			8.50%, 6/15/2010 (e)	3,375	3,538
6.00%, 3/ 1/2015	1,675	1,629
Health Care REIT Inc			Toys (0.47%)
6.20%, 6/ 1/2016	1,675	1,565	Mattel Inc
Healthcare Realty Trust Inc			7.30%, 6/13/2011	850	883
8.13%, 5/ 1/2011	2,100	2,198
		5,392	Transport - Services (1.00%)
			Trailer Bridge Inc
REITS - Office Property (1.01%)			9.25%, 11/15/2011	2,000	1,873
Arden Realty LP			TOTAL BONDS	$ 129,706
5.20%, 9/ 1/2011	1,000	1,035
5.25%, 3/ 1/2015	850	864	SENIOR FLOATING RATE INTERESTS (1.04%)
		1,899	Special Purpose Entity (1.04%)
			Motor City Casino, Term Loan B
REITS - Regional Malls (1.32%)			8.50%, 7/21/2012 (e)	2,098	1,961
Simon Property Group LP			TOTAL SENIOR FLOATING RATE INTERESTS	$ 1,961
10.35%, 4/ 1/2019	2,000	2,489
			CONVERTIBLE BONDS (1.50%)
REITS - Shopping Centers (1.53%)			Medical Products (0.68%)
Developers Diversified Realty Corp			China Medical Technologies Inc
4.63%, 8/ 1/2010	850	836	4.00%, 8/15/2013	2,000	1,283
Kimco Realty Corp
6.88%, 10/ 1/2019	2,000	2,045	Pharmacy Services (0.82%)
		2,881	Omnicare Inc
			3.25%, 12/15/2035	2,000	1,535
Rental - Auto & Equipment (1.03%)
Erac USA Finance Co			TOTAL CONVERTIBLE BONDS	$ 2,818
6.38%, 10/15/2017 (d)	1,000	1,004	U.S. GOVERNMENT & GOVERNMENT AGENCY
7.00%, 10/15/2037 (d)	1,000	936	OBLIGATIONS (25.68%)
		1,940	Federal Home Loan Mortgage Corporation
			(FHLMC) (12.26%)
Retail - Automobile (0.49%)			5.50%, 11/ 1/2017	300	322
Asbury Automotive Group Inc			5.50%, 1/ 1/2018	207	222
8.00%, 3/15/2014	1,000	930	5.00%, 8/ 1/2019	1,812	1,924
			9.00%, 1/ 1/2025	9	10
			6.50%, 6/ 1/2029	73	79

78

Schedule of Investments
Income Account
September 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
U.S. GOVERNMENT & GOVERNMENT AGENCY			REPURCHASE AGREEMENTS (2.19%)
OBLIGATIONS (continued)			Diversified Banking Institutions (2.19%)
Federal Home Loan Mortgage Corporation			Investment in Joint Trading Account; Bank
(FHLMC) (continued)			of America Repurchase Agreement; 0.03%
6.50%, 8/ 1/2029	$ 68 $	73	dated 09/30/09 maturing 10/01/09
6.00%, 3/ 1/2031	117	125	(collateralized by Sovereign Agency
5.50%, 5/ 1/2031	189	199	Issues; $1,302,000; 0.00% - 5.70%; dated
7.00%, 1/ 1/2032	84	92	11/13/09 - 11/19/24)	$ 1,277 $	1,277
6.00%, 5/ 1/2032	273	291	Investment in Joint Trading Account; Credit
			Suisse Repurchase Agreement; 0.03%
4.50%, 8/ 1/2033	1,822	1,855	dated 09/30/09 maturing 10/01/09
5.50%, 6/ 1/2035	1,559	1,638	(collateralized by US Treasury Notes;
5.00%, 11/ 1/2035	2,279	2,363	$1,266,000; 0.88%; dated 12/31/10 -
5.50%, 1/ 1/2036	2,043	2,147	03/31/11)	1,242	1,242
5.50%, 4/ 1/2036	1,086	1,139	Investment in Joint Trading Account;
			Deutsche Bank Repurchase Agreement;
6.00%, 6/ 1/2038	1,511	1,599	0.06% dated 09/30/09 maturing 10/01/09
4.00%, 4/ 1/2039	2,967	2,937	(collateralized by Sovereign Agency
4.50%, 5/ 1/2039	2,968	3,006	Issues; $362,000; 0.00% - 3.75%; dated
4.50%, 7/ 1/2039	2,992	3,031	11/13/09 - 03/27/19)	355	355
			Investment in Joint Trading Account;
		23,052	Morgan Stanley Repurchase Agreement;
Federal National Mortgage Association (FNMA) (5.00%)			0.03% dated 09/30/09 maturing 10/01/09
5.00%, 1/ 1/2018	542	577	(collateralized by Sovereign Agency Issue;
			$1,266,000; 0.00%; dated 02/26/10)	1,241	1,241
7.00%, 1/ 1/2030	11	12			4,115
6.50%, 5/ 1/2031	53	57
6.00%, 4/ 1/2032	338	360	TOTAL REPURCHASE AGREEMENTS	$ 4,115
6.50%, 4/ 1/2032	301	325	Total Investments	$ 186,980
6.50%, 5/ 1/2032	140	151	Other Assets in Excess of Liabilities, Net - 0.58%		1,082
5.50%, 3/ 1/2033	581	611	TOTAL NET ASSETS - 100.00%	$ 188,062
5.50%, 6/ 1/2033	1,722	1,811
5.50%, 2/ 1/2035	1,982	2,081
4.00%, 3/ 1/2039	3,447	3,417	(a) Non-Income Producing Security
		9,402	(b)	Market value is determined in accordance with procedures established in
			good faith by the Board of Directors. At the end of the period, the value
Government National Mortgage Association			of these securities totaled $2,705 or 1.44% of net assets.
(GNMA) (0.20%)			(c) Security is Illiquid
9.00%, 2/15/2025	16	18	(d)	Security exempt from registration under Rule 144A of the Securities Act
7.00%, 6/20/2031	128	141	of 1933. These securities may be resold in transactions exempt from
6.00%, 5/20/2032 (e)	206	220	registration, normally to qualified institutional buyers. Unless otherwise
		379	indicated, these securities are not considered illiquid. At the end of the
			period, the value of these securities totaled $21,977 or 11.69% of net
U.S. Treasury (8.22%)			assets.
2.75%, 2/15/2019	2,000	1,909	(e)	Variable Rate. Rate shown is in effect at September 30, 2009.
3.13%, 5/15/2019	2,000	1,968
5.38%, 2/15/2031	2,000	2,376	Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
5.00%, 5/15/2037	2,000	2,318	of investments held by the account as of the period end were as follows:
4.50%, 5/15/2038	1,000	1,076
3.50%, 2/15/2039	3,000	2,718	Unrealized Appreciation	$ 10,261
4.25%, 5/15/2039	3,000	3,103	Unrealized Depreciation		(5,313)
		15,468	Net Unrealized Appreciation (Depreciation)		4,948
TOTAL U.S. GOVERNMENT & GOVERNMENT			Cost for federal income tax purposes		182,032
AGENCY OBLIGATIONS	$ 48,301		All dollar amounts are shown in thousands (000's)

		79

Schedule of Investments
Income Account
September 30, 2009 (unaudited)
Portfolio Summary (unaudited)
Sector	Percent
Financial	23.04%
Mortgage Securities	17.46%
Utilities	10.73%
Consumer, Non-cyclical	9.97%
Communications	8.71%
Government	8.26%
Energy	7.58%
Consumer, Cyclical	7.11%
Industrial	4.37%
Basic Materials	2.19%
Other Assets in Excess of Liabilities, Net	0.58%
TOTAL NET ASSETS	100.00%

80

Schedule of Investments
International Emerging Markets Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (91.40%)			COMMON STOCKS (continued)
Aerospace & Defense (0.39%)			Chemicals - Fibers (0.16%)
Empresa Brasileira de Aeronautica SA (a)	106,700 $	614	Kolon Industries Inc	7,080 $	252

Airlines (0.58%)			Circuit Boards (0.34%)
Air China Ltd	690,000	398	Tripod Technology Corp	210,000	538
Korean Air Lines Co Ltd	12,780	521
		919	Coal (1.69%)
			Banpu Public Co Ltd (a)	48,800	625
Applications Software (0.32%)			China Shenhua Energy Co Ltd	286,000	1,249
Check Point Software Technologies Ltd (a)	17,809	505	Yanzhou Coal Mining Co Ltd	543,996	785
Auto - Car & Light Trucks (2.25%)					2,659
Dongfeng Motor Group Co Ltd	692,000	736	Commercial Banks (14.18%)
Hyundai Motor Co	14,642	1,385	Asya Katilim Bankasi AS (a)	349,152	729
Kia Motors Corp	27,680	437	Axis Bank Ltd	48,235	988
Tata Motors Ltd ADR	51,339	665	Banco do Brasil SA	46,974	832
Tofas Turk Otomobil Fabrikasi AS	112,785	318	Bangkok Bank Public Co (a)	64,200	236
		3,541	Bank Mandiri Tbk PT	2,140,000	1,041
Auto/Truck Parts & Equipment - Replacement (0.38%)			Bank Negara Indonesia Persero Tbk PT	3,042,000	669
Weichai Power Co Ltd	112,000	590	Bank of China Ltd	4,400,000	2,316
			Bank of Communications Co Ltd	874,000	1,065
Batteries & Battery Systems (0.42%)			Bank of India	83,679	722
Simplo Technology Co Ltd	115,500	656	Bank Rakyat Indonesia	750,000	582
			Busan Bank	71,720	797
Brewery (0.72%)			China Construction Bank Corp	3,150,217	2,516
Cia de Bebidas das Americas ADR	13,651	1,123	Daegu Bank	46,520	667
			Industrial and Commercial Bank of China Ltd	2,477,000	1,867
Building - Heavy Construction (0.68%)			Korea Exchange Bank	59,300	697
Daelim Industrial Co Ltd	17,353	1,065
			Malayan Banking Bhd	457,200	879
Building - Residential & Commercial (0.84%)			OTP Bank Plc	56,668	1,617
Corp GEO SAB de CV (a)	487,041	1,324	Siam Commercial Bank Public (a)(b)	106,600	271
			Standard Bank Group Ltd/South Africa	83,572	1,081
Building Products - Cement & Aggregate (1.13%)			State Bank of India Ltd	8,876	807
Anhui Conch Cement Co Ltd	96,000	640	Turkiye Garanti Bankasi AS	57,228	216
Cemex SAB de CV (a)	288,402	372	Turkiye Halk Bankasi AS	121,065	718
Grasim Industries Ltd (a)	12,793	757	Turkiye Vakiflar Bankasi Tao	418,636	959
		1,769			22,272
Cellular Telecommunications (7.18%)			Computer Services (1.35%)
Advanced Info Service PCL (a)(b)	202,500	571	Infosys Technologies Ltd ADR	43,809	2,124
America Movil SAB de CV ADR	62,725	2,749
China Mobile Ltd	296,459	2,892	Computers (1.17%)
Mobile Telesystems OJSC ADR	29,980	1,447	Compal Electronics Inc	796,965	928
MTN Group Ltd	43,683	710	Wistron Corp	488,501	909
SK Telecom Co Ltd	1,928	299			1,837
Taiwan Mobile Co Ltd	378,000	700	Computers - Peripheral Equipment (0.62%)
Vimpel-Communications ADR	73,331	1,371	Chicony Electronics Co Ltd	190,000	429
Vivo Participacoes SA ADR	21,667	547	Lite-On Technology Corp	417,075	547
		11,286			976
Chemicals - Diversified (0.42%)			Diversified Financial Services (1.47%)
Hanwha Chem Corp	61,090	664	Hana Financial Group Inc	24,490	844

81

Schedule of Investments
International Emerging Markets Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Financial Services (continued)			Food - Miscellaneous/Diversified (0.55%)
Mega Financial Holding Co Ltd	1,841,000 $	1,165	Uni-President Enterprises Corp	732,888 $	864
Yuanta Financial Holding Co Ltd	404,000	299
		2,308	Food - Retail (0.43%)
			Shoprite Holdings Ltd	81,380	672
Diversified Minerals (0.27%)
Anglo American PLC	13,309	423	Gold Mining (0.27%)
			Zijin Mining Group Co Ltd	436,000	428
Diversified Operations (1.55%)
LG Corp	18,823	1,262	Import & Export (0.28%)
Shanghai Industrial Holdings Ltd	150,000	677	Hyosung Corp	7,760	446
Tongaat Hulett Ltd	39,253	491
		2,430	Internet Content - Entertainment (0.46%)
			Perfect World Co Ltd ADR (a)	14,972	720
Electric - Generation (0.31%)
Huaneng Power International Inc	733,171	485	Life & Health Insurance (2.60%)
			Cathay Financial Holding Co Ltd	830,000	1,379
Electric - Integrated (0.66%)
Enersis SA ADR	27,598	509	China Life Insurance Co Ltd	346,000	1,507
Reliance Infrastructure Ltd	20,917	531	Sanlam Ltd	437,110	1,193
		1,040			4,079
Electric Products - Miscellaneous (0.87%)			Machinery - Construction & Mining (0.33%)
LG Electronics Inc	12,875	1,371	United Tractors Tbk PT	322,500	521

Electronic Components - Miscellaneous (2.23%)			Machinery - General Industry (0.27%)
AU Optronics Corp	389,580	379	STX Engine Co Ltd	22,880	417
Hon Hai Precision Industry Co Ltd	607,928	2,439	Medical - Drugs (1.01%)
LG Display Co Ltd	23,590	679	China Pharmaceutical Group Ltd	876,046	493
		3,497	Dr Reddys Laboratories Ltd	53,239	1,099
Electronic Components - Semiconductors (5.11%)					1,592
Hynix Semiconductor Inc (a)	34,220	575	Medical - Generic Drugs (0.91%)
MediaTek Inc	112,224	1,871	Teva Pharmaceutical Industries Ltd ADR	28,254	1,429
Samsung Electronics Co Ltd	8,059	5,575
		8,021	Medical Products (0.31%)
Electronic Parts Distribution (0.41%)			Aspen Pharmacare Holdings Ltd	58,338	480
WPG Holdings Co Ltd	455,000	644
			Metal - Copper (1.32%)
Engineering - Research & Development Services (0.26%)			Antofagasta PLC	87,634	1,064
Larsen & Toubro Ltd (b)	11,821	413	Sterlite Industries India Ltd ADR	63,689	1,017
					2,081
Finance - Investment Banker & Broker (0.38%)			Metal - Diversified (1.73%)
Daishin Securities Co Ltd	13,510	186	KGHM Polska Miedz SA	59,491	1,791
KGI Securities Co Ltd (a)(c)	38,782	418	MMC Norilsk Nickel ADR	74,218	928
		604			2,719
Food - Dairy Products (0.39%)			Metal - Iron (0.53%)
China Mengniu Dairy Co Ltd	242,000	620	Novolipetsk Steel OJSC (a)	32,906	837

Food - Meat Products (0.64%)			Metal Processors & Fabrication (0.23%)
BRF - Brasil Foods SA (a)	38,085	1,010	Shin Zu Shing Co Ltd	65,000	363

			Non-Ferrous Metals (1.20%)
			China Molybdenum Co Ltd	536,000	429

82

Schedule of Investments
International Emerging Markets Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Non-Ferrous Metals (continued)			Retail - Automobile (0.80%)
Grupo Mexico SAB de CV (a)	450,200 $	830	PT Astra International Tbk	362,000 $	1,249
Korea Zinc Co Ltd	4,194	625
		1,884	Retail - Convenience Store (0.02%)
			President Chain Store Corp	12,920	32
Oil Company - Exploration & Production (2.60%)
CNOOC Ltd	1,089,000	1,464	Retail - Home Furnishings (0.35%)
Gazprom OAO (a)(b)(c)	11,053	653	JD Group Ltd/South Africa	92,573	550
OAO Gazprom (a)	83,291	1,969
		4,086	Retail - Major Department Store (0.44%)
			Lotte Shopping Co Ltd	2,575	694
Oil Company - Integrated (9.30%)
China Petroleum & Chemical Corp	1,930,000	1,641	Retail - Miscellaneous/Diversified (0.51%)
Lukoil OAO ADR	39,741	2,180	Dufry South America Ltd	18,900	320
PetroChina Co Ltd	571,017	645	Foschini Ltd	58,314	481
Petroleo Brasileiro SA ADR	156,469	7,182			801
Rosneft Oil Co	268,471	2,019
Sasol Ltd	10,615	399	Rubber - Tires (0.25%)
Tatneft ADR	21,974	544	Cheng Shin Rubber Industry Co Ltd	189,200	400
		14,610	Semiconductor Component - Integrated Circuits (2.93%)
Oil Refining & Marketing (0.71%)			Siliconware Precision Industries Co	743,000	1,049
Reliance Industries Ltd	24,453	1,119	Taiwan Semiconductor Manufacturing Co Ltd	1,414,164	2,837
			United Microelectronics Corp	1,452,000	712
Petrochemicals (0.50%)					4,598
LG Chem Ltd	4,191	779
			Shipbuilding (0.21%)
Platinum (0.50%)			Samsung Heavy Industries Co Ltd	15,180	330
Impala Platinum Holdings Ltd	33,639	784
			Special Purpose Banks (0.43%)
Public Thoroughfares (0.34%)			Industrial Bank Of Korea	55,460	680
Zhejiang Expressway Co Ltd	604,000	529
			Steel - Producers (2.44%)
Real Estate Management & Services (0.51%)			China Steel Corp	313,943	292
BR Malls Participacoes SA (a)	67,919	802	Evraz Group SA	16,431	428
			JSW Steel Ltd	39,950	691
Real Estate Operator & Developer (3.29%)			POSCO ADR	19,194	1,995
Agile Property Holdings Ltd	392,000	461	Tung Ho Steel Enterprise Corp	399,389	424
Huaku Development Co Ltd	158,000	401			3,830
KWG Property Holding Ltd	925,000	598
			Steel - Specialty (0.22%)
Rossi Residencial SA	201,469	1,621
			Citic Pacific Ltd	131,000	344
Shenzhen Investment Ltd	1,122,968	435
Shimao Property Holdings Ltd	307,000	520	Steel Pipe & Tube (0.17%)
Sino-Ocean Land Holdings Ltd	402,000	364	Confab Industrial SA	84,362	261
Unitech Ltd	341,797	763
		5,163	Sugar (0.39%)
Reinsurance (0.13%)			Cosan SA Industria e Comercio (a)	55,400	614
Korean Reinsurance Co	20,180	203	Telecommunication Services (1.03%)
Retail - Apparel & Shoe (0.32%)			China Telecom Corp Ltd	1,526,000	721
Lojas Renner SA	28,700	500	Chunghwa Telecom Co Ltd	1	-
			Telekomunikasi Indonesia Tbk PT	1,003,500	898
					1,619

83

Schedule of Investments
International Emerging Markets Account
September 30, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)
COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Telephone - Integrated (0.66%)			Diversified Banking Institutions (continued)
Bezeq Israeli Telecommunication Corp Ltd	286,295 $	616	Investment in Joint Trading Account; Credit
Telkom SA Ltd	72,854	419	Suisse Repurchase Agreement; 0.03%
			dated 09/30/09 maturing 10/01/09
		1,035	(collateralized by US Treasury Notes;
Tobacco (0.34%)			$307,000; 0.88%; dated 12/31/10 -
Souza Cruz SA	14,900	530	03/31/11)	$ 301 $	301
			Investment in Joint Trading Account;
Transport - Marine (0.21%)			Deutsche Bank Repurchase Agreement;
			0.06% dated 09/30/09 maturing 10/01/09
Sincere Navigation	292,000	327	(collateralized by Sovereign Agency
			Issues; $88,000; 0.00% - 3.75%; dated
Wireless Equipment (0.00%)			11/13/09 - 03/27/19)	86	86
Gemtek Technology Corp	3,931	7	Investment in Joint Trading Account;
TOTAL COMMON STOCKS	$ 143,588		Morgan Stanley Repurchase Agreement;
			0.03% dated 09/30/09 maturing 10/01/09
PREFERRED STOCKS (7.34%)			(collateralized by Sovereign Agency Issue;
Commercial Banks (2.95%)			$307,000; 0.00%; dated 02/26/10)	301	301
Banco Bradesco SA	101,600	2,027			997
Itau Unibanco Holding SA	128,791	2,603	TOTAL REPURCHASE AGREEMENTS	$ 997
		4,630
			Total Investments	$ 156,115
Diversified Minerals (2.41%)			Other Assets in Excess of Liabilities, Net - 0.63%		986
Vale SA	183,472	3,793	TOTAL NET ASSETS - 100.00%	$ 157,101
Diversified Operations (0.45%)
Investimentos Itau SA	116,419	704	(a) Non-Income Producing Security
			(b)	Market value is determined in accordance with procedures established in
Electric - Distribution (0.29%)			good faith by the Board of Directors. At the end of the period, the value
Eletropaulo Metropolitana Eletricidade de			of these securities totaled $1,908 or 1.21% of net assets.
Sao Paulo SA	22,100	455	(c)	Security exempt from registration under Rule 144A of the Securities Act
			of 1933. These securities may be resold in transactions exempt from
Investment Companies (0.01%)			registration, normally to qualified institutional buyers. Unless otherwise
Lereko Mobility Pty Ltd (a)	2,003	10	indicated, these securities are not considered illiquid. At the end of the
			period, the value of these securities totaled $1,071 or 0.68% of net
			assets.
Steel - Producers (1.23%)
Gerdau SA	49,700	669	Unrealized Appreciation (Depreciation)
Usinas Siderurgicas de Minas Gerais SA	47,990	1,269	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
		1,938	of investments held by the account as of the period end were as follows:

TOTAL PREFERRED STOCKS	$ 11,530		Unrealized Appreciation	$ 32,844
	Principal		Unrealized Depreciation		(6,479)
	Amount	Value	Net Unrealized Appreciation (Depreciation)		26,365
	(000's)	(000's)	Cost for federal income tax purposes		129,750
REPURCHASE AGREEMENTS (0.63%)			All dollar amounts are shown in thousands (000's)
Diversified Banking Institutions (0.63%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.03%
dated 09/30/09 maturing 10/01/09
(collateralized by Sovereign Agency
Issues; $316,000; 0.00% - 5.70%; dated
11/13/09 - 11/19/24)	$ 309 $	309

		84

Schedule of Investments
International Emerging Markets Account
September 30, 2009 (unaudited)
Portfolio Summary (unaudited)
Country	Percent
Brazil	17.29%
Korea, Republic Of	14.92%
Taiwan, Province Of China	13.37%
China	13.17%
Russian Federation	7.61%
India	7.45%
Hong Kong	4.74%
South Africa	4.63%
Mexico	3.36%
Indonesia	3.16%
Turkey	1.87%
Israel	1.62%
Poland	1.14%
Thailand	1.08%
Hungary	1.03%
United Kingdom	0.95%
United States	0.63%
Malaysia	0.56%
Chile	0.32%
Luxembourg	0.27%
Bermuda	0.20%
Other Assets in Excess of Liabilities, Net	0.63%
TOTAL NET ASSETS	100.00%

85

Schedule of Investments
International SmallCap Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (98.70%)			COMMON STOCKS (continued)
Advertising Services (0.55%)			Auto/Truck Parts & Equipment - Original
Aegis Group PLC	317,285 $	568	(continued)
			Linamar Corp	19,089 $	254
Aerospace & Defense (0.86%)			Musashi Seimitsu Industry Co Ltd	5,300	101
MTU Aero Engines Holding AG	15,957	754	Nifco Inc/Japan	23,300	465
Saab AB	11,365	136	Pacific Industrial Co Ltd	6,000	28
		890	Piolax Inc	1,700	31
			Shiroki Corp	18,000	31
Agricultural Operations (0.31%)
Indofood Agri Resources Ltd (a)	225,000	255	Showa Corp	15,396	94
KWS Saat AG	393	68	Tachi-S Co Ltd	2,100	18
		323	Unipres Corp	12,600	179
			Valeo SA	22,624	595
Airlines (0.76%)					3,389
Air Berlin PLC (a)	13,447	74
easyJet PLC (a)	104,661	634	Auto/Truck Parts & Equipment - Replacement (0.13%)
Vueling Airlines SA (a)	4,815	76	Xinyi Glass Holdings Co Ltd	192,000	135
		784	Beverages - Non-Alcoholic (0.25%)
Airport Development & Maintenance (0.20%)			Britvic PLC	46,199	260
Gemina SpA (a)	157,039	151
Singapore Airport Terminal Services Ltd	34,000	55	Beverages - Wine & Spirits (0.29%)
		206	Davide Campari-Milano SpA	33,425	300
Apparel Manufacturers (0.42%)			Bicycle Manufacturing (0.11%)
Benetton Group SpA	26,337	267	Accell Group	2,301	110
Gerry Weber International AG	4,964	165
		432	Broadcasting Services & Programming (0.13%)
			Promotora de Informaciones SA	17,816	102
Appliances (0.08%)
Noritz Corp	6,000	80	Usen Corp	30,881	31
					133
Applications Software (0.66%)			Building - Heavy Construction (1.77%)
Aero Inventory PLC	19,271	84	Astaldi SpA	8,182	71
TomTom NV (a)	34,729	596	Compagnie d'Entreprises CFE	570	32
		680	Halla Engineering & Construction Corp	9	-
Athletic Equipment (0.05%)			Mota Engil SGPS SA	19,963	111
China Zaino International Ltd	254,000	52	NCC AB	31,358	478
			Nippo Corp	30,988	253
Audio & Video Products (0.96%)			PYI Corp Ltd	984,000	44
Advanced Digital Broadcast Holdings SA (a)	2,258	122	SHO-BOND Holdings Co Ltd	4,500	88
Loewe AG	5,218	80	Tecnicas Reunidas SA	8,082	442
Pace PLC	79,863	291	Trevi Finanziaria SpA	7,395	129
Skyworth Digital Holdings Ltd	1,080,000	500	Yokogawa Bridge Holdings Corp	22,000	177
		993			1,825
Auto - Medium & Heavy Duty Trucks (0.05%)			Building - Maintenance & Service (0.44%)
Rosenbauer International AG	1,121	51	Connaught PLC	39,928	258
			Kyoritsu Maintenance Co Ltd	5,400	92
Auto/Truck Parts & Equipment - Original (3.29%)			Mears Group PLC	22,224	104
FCC Co Ltd	5,100	89			454
GKN PLC	279,155	507
Imasen Electric Industrial	12,800	143	Building - Residential & Commercial (0.67%)
Keihin Corp	18,100	300	Mitsui Home Co Ltd	13,000	75
Koito Manufacturing Co Ltd	39,943	554	Persimmon PLC	66,507	485

86

Schedule of Investments
International SmallCap Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Building - Residential & Commercial			Chemicals - Other (0.02%)
(continued)			H&R WASAG AG	1,018 $	23
Redrow PLC	36,638 $	126
		686	Chemicals - Specialty (0.79%)
Building & Construction - Miscellaneous (1.33%)			Lintec Corp	17,544	334
Ballast Nedam	2,090	47	Rhodia SA	31,294	476
Bird Construction Income Fund	2,683	82			810
Kumagai Gumi Co Ltd	76,000	57	Coal (0.74%)
Morgan Sindall PLC	8,633	92	Grande Cache Coal Corp (a)	85,100	316
Peab AB	63,496	435	MacArthur Coal Ltd	54,214	451
Penta-Ocean Construction Co Ltd	66,000	85			767
United Group Ltd	43,467	568
			Coatings & Paint (0.06%)
		1,366	Chugoku Marine Paints Ltd	10,000	63
Building & Construction Products -
Miscellaneous (0.71%)			Commercial Banks (3.72%)
Cardo AB	1,997	49	Allied Irish Banks PLC	67,267	316
Hong Leong Asia Ltd	59,000	90	Banca Generali SpA	10,818	135
Sika AG	441	595	Bank of the Ryukyus Ltd	3,800	47
		734	Canadian Western Bank	23,300	432
Building Products - Cement & Aggregate (0.39%)			Governor & Co of the Bank of Ireland/The	76,357	382
Cementir Holding SpA	4,861	26	Kagoshima Bank Ltd/The	30,740	245
Italcementi SpA	40,065	338	Keiyo Bank Ltd/The	48,000	245
Marshalls PLC	19,223	38	Laurentian Bank of Canada	8,800	315
		402	Marfin Popular Bank Public Co Ltd	112,011	475
			Mie Bank Ltd/The	42,725	141
Building Products - Wood (0.16%)
China Grand Forestry Green Resources			Oita Bank Ltd/The	27,000	106
Group Ltd (a)	4,624,000	167	San-In Godo Bank Ltd/The	35,000	298
			SpareBank 1 SMN	10,704	90
Capacitors (0.31%)			Sydbank A/S	16,161	423
Nippon Chemi-Con Corp	65,000	317	Tokyo Tomin Bank Ltd/The	6,200	101
			Verwaltungs- und Privat-Bank AG	732	85
Casino Hotels (0.08%)					3,836
Galaxy Entertainment Group Ltd (a)	186,003	82
			Commercial Services (0.52%)
Casino Services (0.04%)			Cape PLC (a)	43,427	178
Mars Engineering Corp	1,136	42	MacDonald Dettwiler & Associates Ltd (a)	8,500	249
			Spice PLC	80,677	106
Cellular Telecommunications (0.28%)					533
Hutchison Telecommunications Hong Kong
Holdings Ltd	292,000	49	Communications Software (0.07%)
Okinawa Cellular Telephone Co	33	66	NEC Mobiling Ltd	2,700	72
T-Gaia Corp	106	170
			Computer Services (0.48%)
		285
			Computacenter PLC	25,621	131
Chemicals - Diversified (0.25%)			HiQ International AB (a)	16,849	71
C Uyemura & Co Ltd	739	37	Ines Corp	11,300	96
Nippon Soda Co Ltd	26,000	110	Novabase SGPS SA (a)	14,353	101
Nippon Synthetic Chemical Industry Co			SDL PLC (a)	16,631	96
Ltd/The	13,000	89			495
Sakai Chemical Industry Co Ltd	5,000	22
		258	Computers (0.11%)
			Japan Digital Laboratory Co Ltd	3,800	54

87

Schedule of Investments
International SmallCap Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Computers (continued)			Diversified Manufacturing Operations
MCJ Co Ltd	511 $	58	(continued)
		112	NKT Holding A/S	10,686 $	624
			Senior PLC	37,192	37
Computers - Integrated Systems (0.12%)					1,184
CSE Global Ltd	125,500	71
Information Services International-Dentsu Ltd	7,300	52	Diversified Minerals (1.03%)
		123	Extract Resources Ltd (a)	14,668	118
			Independence Group NL	16,439	66
Computers - Peripheral Equipment (0.04%)			Mincor Resources NL	42,000	92
Domino Printing Sciences	9,379	44	Pan Australian Resources Ltd (a)	1,144,725	495
			Potash One Inc (a)	17,207	39
Consulting Services (1.00%)
Atkins WS PLC	34,548	347	Straits Resources Ltd	172,371	250
Bureau Veritas SA	8,374	473			1,060
Groupe Steria SCA	4,949	176	Diversified Operations (1.17%)
Sogo Medical Co Ltd	1,500	39	Aker ASA	5,259	134
		1,035	CIR-Compagnie Industriali Riunite SpA	85,615	192
			Exor SpA	23,867	239
Containers - Metal & Glass (0.28%)
CCL Industries	11,400	236	First Pacific Co	422,000	283
Vetropack Holding AG	32	55	Mitie Group PLC	89,897	362
		291			1,210
Cooperative Banks (0.10%)			Diversified Operations & Commercial Services (0.09%)
Banca Popolare dell'Etruria e del Lazio	14,527	100	Interserve PLC	25,842	95

Cosmetics & Toiletries (0.16%)			E-Commerce - Products (0.10%)
Dr Ci:Labo Co Ltd	31	63	ASOS PLC (a)	18,730	105
Pigeon Corp	2,600	104	E-Commerce - Services (0.31%)
		167	Rightmove PLC	35,654	316
Diagnostic Kits (0.26%)
DiaSorin SpA	7,866	265	Electric - Distribution (0.47%)
			DUET Group	324,113	485
Distribution & Wholesale (1.35%)
D'ieteren SA	465	172	Electric - Generation (0.12%)
Diploma PLC	26,857	74	Algonquin Power Income Fund	39,262	127
Esprinet SpA	9,897	106
			Electric - Integrated (1.01%)
Headlam Group PLC	13,506	67
			Atco Ltd	11,014	432
Inaba Denki Sangyo Co Ltd	3,400	81
			Energiedienst Holding AG	1,408	81
Inabata & Co Ltd	19,929	83
			Iride SpA	123,362	242
Inchcape PLC	1,580,733	711
			Okinawa Electric Power Co Inc/The	4,800	287
IWATANI CORP	15,000	46
					1,042
Tat Hong Holdings Ltd - Warrants (a)	16,700	1
Trusco Nakayama Corp	2,700	47	Electric Products - Miscellaneous (1.16%)
		1,388	Funai Electric Co Ltd	10,100	461
			Nippon Signal Co Ltd	27,400	263
Diversified Financial Services (0.61%)			Vossloh AG	4,187	476
Irish Life & Permanent PLC	65,535	539
					1,200
Public Financial Holdings Ltd	116,000	56
Renta 4 SA (a)	4,368	34	Electronic Components - Miscellaneous (1.29%)
		629	Alps Electric Co Ltd	58,600	338
			Chemring Group PLC	12,080	472
Diversified Manufacturing Operations (1.15%)			CMK Corp/Japan	18,500	158
Cookson Group PLC	79,690	523

88

Schedule of Investments
International SmallCap Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Miscellaneous			Enterprise Software & Services (1.07%)
(continued)			Micro Focus International PLC	70,137 $	398
Daishinku Corp	8,780 $	36	Temenos Group AG (a)	25,072	588
Nihon Dempa Kogyo Co Ltd	5,300	103	Unit 4 Agresso NV (a)	5,297	114
Nitto Kogyo Corp	4,100	41			1,100
SMK Corp	21,000	136
Tamura Corp	12,000	41	E-Services - Consulting (0.17%)
		1,325	Atea ASA	27,800	176
Electronic Components - Semiconductors (1.37%)			Finance - Credit Card (0.10%)
Axell Corp	800	34	Jaccs Co Ltd	47,000	108
Chartered Semiconductor Manufacturing Ltd	290,700	536
(a)			Finance - Investment Banker & Broker (0.99%)
Megachips Corp	10,300	223	BinckBank N.V.	6,914	123
Mimasu Semiconductor Industry Co Ltd	7,000	100	Brewin Dolphin Holdings PLC	27,529	72
Sanken Electric Co Ltd	23,000	79	ICAP PLC	51,123	345
Shinko Electric Industries Co Ltd	24,900	443	Ichiyoshi Securities Co Ltd	7,300	50
		1,415	Mito Securities Co Ltd	16,000	38
Electronic Connectors (0.06%)			Takagi Securities Co Ltd	41,541	76
Japan Aviation Electronics Industry Ltd	10,000	60	Toyo Securities Co Ltd	17,000	35
			Tullett Prebon PLC	44,811	280
Electronic Parts Distribution (0.11%)					1,019
Kuroda Electric Co Ltd	6,900	85	Finance - Leasing Company (0.67%)
Marubun Corp	4,824	30	Century Tokyo Leasing Corp	22,007	240
		115	First Ship Lease Trust	137,254	59
E-Marketing & Information (0.04%)			Fuyo General Lease Co Ltd	14,300	322
Moneysupermarket.com Group PLC	28,065	36	ICHINEN HOLDINGS CO LTD	8,800	42
			NEC Capital Solutions Ltd	2,035	31
Energy - Alternate Sources (0.14%)					694
Alerion Cleanpower SpA (a)	51,542	40
Solar Millennium AG (a)	3,012	106	Finance - Mortgage Loan/Banker (0.22%)
		146	Paragon Group of Cos PLC	95,860	231
Engineering - Research & Development Services (4.46%)			Finance - Other Services (0.09%)
Aangpanneforeningen AB	5,087	126	Japan Securities Finance Co Ltd	12,600	94
Ausgroup Ltd	407,209	208
COMSYS Holdings Corp	56,500	619	Fisheries (1.00%)
Downer EDI Ltd	86,945	628	Austevoll Seafood ASA	15,000	89
Genivar Income Fund	3,847	94	Cermaq ASA	7,299	59
Hitachi Plant Technologies Ltd	23,000	156	Marine Harvest (a)	676,000	491
Imtech NV	30,084	767	Nippon Suisan Kaisha Ltd	96,300	286
Monadelphous Group Ltd	26,488	313	Pescanova SA	2,820	103
NEC Networks & System Integration Corp	37,300	508			1,028
Nippon Densetsu Kogyo Co Ltd	6,000	57	Food - Baking (0.43%)
Permasteelisa SpA	5,529	107	Aryzta AG (a)	11,008	446
Rotary Engineering Ltd	161,000	131
Takasago Thermal Engineering Co Ltd	11,000	96	Food - Dairy Products (0.64%)
Toyo Engineering Corp	37,000	126	Megmilk Snow Brand Co Ltd (a)(b)	13,296	248
Transfield Services Ltd	120,491	452	Morinaga Milk Industry Co Ltd	82,000	409
Yongnam Holdings Ltd	1,060,000	215			657
		4,603	Food - Meat Products (0.08%)
			Campofrio Food SA (a)	618	7

89

Schedule of Investments
International SmallCap Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Food - Meat Products (continued)			Internet Brokers (0.20%)
HKScan Oyj	5,656 $	77	Money Partners Group Co Ltd	432 $	207
		84
			Internet Content - Entertainment (0.09%)
Food - Miscellaneous/Diversified (0.97%)			Meetic (a)	874	29
Devro PLC	19,447	42	Zappallas Inc	31	59
East Asiatic Co Ltd A/S	5,671	204			88
Nisshin Oillio Group Ltd/The	56,000	305
Viscofan SA	18,659	454	Internet Content - Information & News (0.25%)
		1,005	Kakaku.com Inc	71	261

Food - Wholesale & Distribution (0.49%)			Internet Financial Services (0.19%)
Heng Tai Consumables Group Ltd (a)	650,000	40	Comdirect Bank AG	20,301	196
Kato Sangyo Co Ltd	5,000	86
Premier Foods PLC	541,275	363	Investment Companies (1.25%)
Yokohama Reito Co Ltd	3,017	21	Australian Infrastructure Fund	65,831	94
		510	Eurazeo	5,649	369
			Kardan NV (a)	13,649	87
Funeral Services & Related Items (0.11%)
Dignity PLC	12,147	113	Kinnevik Investment AB	51,984	680
			Macquarie International Infrastructure Fund
Gold Mining (1.46%)			Ltd	255,041	61
Avocet Mining PLC (a)	45,711	55			1,291
Franco-Nevada Corp	14,900	391	Investment Management & Advisory Services (0.59%)
IAMGOLD Corp (a)	23,300	329	Azimut Holding SpA	46,504	587
Kingsgate Consolidated Ltd	13,337	96	F&C Asset Management PLC	12,745	16
Red Back Mining Inc (a)	56,161	631			603
		1,502	Leisure & Recreation Products (0.29%)
Golf (0.14%)			CTS Eventim AG	2,826	129
Accordia Golf Co Ltd	158	149	Daiichikosho Co Ltd	9,200	118
			Kawai Musical Instruments Manufacturing
Human Resources (0.21%)			Co Ltd	43,000	52
Brunel International	4,488	153			299
Healthcare Locums PLC	14,106	59	Life & Health Insurance (0.11%)
		212	Tower Australia Group Ltd	46,448	116
Import & Export (0.40%)
Kanematsu Corp (a)	463,950	413	Machinery - Construction & Mining (0.55%)
			Badger Income Fund	2,292	27
Industrial Audio & Video Products (0.02%)			Danieli & Co SpA	17,083	436
Miranda Technologies Inc (a)	3,964	23	Duro Felguera SA	9,497	101
					564
Industrial Automation & Robots (0.07%)
Kardex AG (a)	1,071	37	Machinery - Farm (0.05%)
			AG Growth International Inc	1,653	52
O-M Ltd	9,000	30
		67	Machinery - General Industry (0.32%)
Industrial Gases (0.54%)			Hosokawa Micron Corp	8,000	33
Air Water Inc	48,000	553	Kinki Sharyo Co Ltd	28,000	256
			Sintokogio Ltd	5,800	44
Instruments - Controls (0.40%)					333
Rotork PLC	22,827	413
			Machinery - Material Handling (0.11%)
			Tsubakimoto Chain Co	27,000	110

90

Schedule of Investments
International SmallCap Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Machinery - Pumps (0.48%)			Metal - Diversified (continued)
Weir Group PLC/The	45,549 $	493	Panoramic Resources Ltd	40,709 $	90
					1,463
Medical - Biomedical/Gene (0.20%)
BioInvent International AB (a)	26,526	100	Metal Processors & Fabrication (0.22%)
Biotest AG	1,768	109	Kitz Corp	29,000	146
		209	Nachi-Fujikoshi Corp	35,000	79
					225
Medical - Drugs (1.89%)
ASKA Pharmaceutical Co Ltd	7,000	68	Metal Products - Distribution (0.13%)
Biota Holdings Ltd (a)	13,959	34	Daiichi Jitsugyo Co Ltd	28,954	88
Boiron SA	2,255	82	Sato Shoji Corp	8,557	47
Kyorin Co Ltd	22,000	374			135
Miraca Holdings Inc	17,500	571	Mining Services (0.10%)
Nippon Shinyaku Co Ltd	24,000	340	Ausdrill Ltd	33,161	54
Oriola-KD OYJ	18,532	112	International Ferro Metals Ltd	52,325	44
Pronova BioPharma AS (a)	29,146	88			98
Recordati SpA	21,651	153	Miscellaneous Manufacturers (0.23%)
Stallergenes	1,455	127	Faiveley SA	1,948	168
		1,949	GWA International Ltd	29,235	71
Medical - Generic Drugs (0.11%)			Peace Mark Holdings Ltd (a)(b)	300,000	-
Towa Pharmaceutical Co Ltd	2,400	118			239
			Mortgage Banks (0.69%)
Medical - Nursing Homes (0.24%)			Aareal Bank AG	11,255	268
Orpea	5,469	252
			Home Capital Group Inc	12,400	443
Medical Instruments (0.13%)					711
Golden Meditech Co Ltd	241,097	40	Multi-Line Insurance (0.05%)
Nihon Kohden Corp	5,500	92	Tower Ltd	38,982	47
		132
			Multimedia (0.30%)
Medical Laboratory & Testing Service (0.39%)			Quebecor Inc	13,317	304
BML Inc	9,000	260
CML Healthcare Income Fund	11,100	144	Non-Ferrous Metals (0.12%)
		404	5N Plus Inc (a)	5,600	33
Medical Products (1.67%)			Minara Resources Ltd	79,902	68
Nipro Corp	20,941	490	Recylex SA (a)	1,985	26
Orthofix International NV (a)	1,745	51			127
Sonova Holding AG	5,888	594	Office Supplies & Forms (0.04%)
SSL International PLC	57,057	584	Pilot Corp	34	38
		1,719
Metal - Copper (0.81%)			Oil - Field Services (3.02%)
Quadra Mining Ltd (a)	61,604	837	Amec PLC	45,144	545
			Bourbon SA	14,623	674
Metal - Diversified (1.42%)			Flint Energy Services Ltd (a)	12,800	150
Boliden AB	63,108	678	Fred Olsen Energy ASA	9,650	360
Breakwater Resources Ltd (a)	168,000	47	Maire Tecnimont SpA	112,604	547
Capstone Mining Corp (a)	44,100	121	Petrofac Ltd	29,597	467
Central African Mining & Exploration Co			TGS Nopec Geophysical Co ASA (a)	25,000	374
PLC (a)	370,006	115			3,117
Chuo Denki Kogyo Co Ltd	7,000	56
FNX Mining Co Inc (a)	40,600	356

91

Schedule of Investments
International SmallCap Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Company - Exploration & Production (2.93%)			Publishing - Books (0.06%)
Australian Worldwide Exploration Ltd	174,280 $	418	Gakken Holdings Co Ltd	23,000 $	61
Bankers Petroleum Ltd (a)	115,000	508
Baytex Energy Trust (a)	31,400	692	Publishing - Newspapers (0.20%)
Beach Petroleum Ltd	378,433	250	Gruppo Editoriale L'Espresso SpA	32,968	90
Celtic Exploration Ltd (a)	15,566	278	Trinity Mirror PLC	43,052	118
Det Norske Oljeselskap ASA (a)	9,966	87			208
Eastern Star Gas Ltd (a)	60,179	49	Real Estate Management & Services (2.51%)
Petrominerales Ltd (a)	5,263	70	Allied Properties HK Ltd	942,000	151
Premier Oil PLC (a)	22,590	437	Arnest One Corp	29,800	273
Salamander Energy PLC (a)	19,965	72	Beni Stabili SpA	133,143	115
Sterling Energy PLC (a)	1,080,515	73	Citycon Oyj	30,652	130
Total Gabon	255	85	Conwert Immobilien Invest SE (a)	20,874	287
		3,019	Deutsche Euroshop AG	10,547	370
Oil Company - Integrated (0.74%)			Fabege AB	27,274	160
Pacific Rubiales Energy Corp (a)	62,000	768	Hufvudstaden AB	29,939	240
			Nexity	13,606	542
Oil Refining & Marketing (0.73%)			Relo Holdings Inc	2,480	35
DCC PLC	29,336	757	Wihlborgs Fastigheter AB	15,404	286
					2,589
Paper & Related Products (0.82%)
Billerud AB	23,617	127	Real Estate Operator & Developer (1.57%)
DS Smith PLC	65,523	112	Great Eagle Holdings Ltd	167,000	412
Lee & Man Paper Manufacturing Ltd	176,180	311	Klovern AB	29,500	94
Portucel Empresa Produtora de Pasta e Papel			Kowloon Development Co Ltd	404,000	412
SA	41,678	128	Quintain Estates & Development PLC	8,479	29
Semapa - Sociedade de Investimento e			Shun Tak Holdings Ltd	712,000	540
Gestao SGPS SA	14,908	169	ST Modwen Properties PLC	14,893	53
		847	Unite Group PLC - Rights (a)(b)	3,150	1
Pharmacy Services (0.23%)			Unite Group PLC	17,327	73
SXC Health Solutions Corp (a)	5,000	234			1,614
			Recreational Vehicles (0.03%)
Photo Equipment & Supplies (0.03%)			Aicon SpA (a)	56,382	35
Vitec Group PLC/The	6,020	35
			Regional Banks-Non US (0.38%)
Platinum (0.09%)			Banque Cantonale Vaudoise	940	387
Eastern Platinum Ltd (a)	168,116	91
			Reinsurance (0.81%)
Professional Sports (0.03%)			Hannover Rueckversicherung AG	9,248	424
Juventus Football Club SpA (a)	18,388	28	SCOR SE	15,177	415
					839
Property & Casualty Insurance (1.14%)
Amlin PLC	87,909	539	REITS - Apartments (0.27%)
Chaucer Holdings PLC	78,822	61	BLife Investment Corp	27	139
Lancashire Holdings Ltd	66,269	541	FC Residential Investment Corp	18	43
Novae Group PLC	5,822	31	Nippon Residential Investment Corp	36	92
		1,172			274
Public Thoroughfares (0.10%)			REITS - Diversified (2.81%)
Societa Iniziative Autostradali e Servizi SpA	11,643	103	CapitaCommercial Trust	724,000	534
			Challenger Diversified Property Group	71,129	29
			Eurocommercial Properties NV	8,827	349

92

Schedule of Investments
International SmallCap Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Diversified (continued)			Retail - Building Products (continued)
Fukuoka REIT Corp	24 $	140	Travis Perkins PLC	53,250 $		709
Kenedix Realty Investment Corp	102	383				782
LaSalle Japan REIT Inc	60	86	Retail - Catalog Shopping (0.11%)
Mapletree Logistics Trust	274,000	150	Belluna Co Ltd	6,802		29
Mori Hills REIT Investment Corp	42	150	N Brown Group PLC	20,754		81
Suntec Real Estate Investment Trust	579,000	436				110
Top REIT Inc	12	58
Vastned Offices/Industrial	1,505	27	Retail - Computer Equipment (0.44%)
Wereldhave Belgium NV	331	24	Game Group PLC	175,804		449
Wereldhave NV	5,401	532	Retail - Consumer Electronics (0.96%)
		2,898	EDION Corp	28,900		251
REITS - Hotels (0.29%)			JB Hi-Fi Ltd	39,630		694
CDL Hospitality Trusts	293,000	300	Mobilezone Holding AG	5,232		40
						985
REITS - Office Property (0.98%)
GZI Real Estate Investment Trust	299,000	110	Retail - Convenience Store (0.04%)
Japan Excellent Inc	55	300	Ministop Co Ltd	2,580		41
MID REIT Inc	33	74	Retail - Drug Store (0.23%)
Nippon Commercial Investment Corp	211	393	Cosmos Pharmaceutical Corp	9,200		242
Premier Investment Corp	31	129
		1,006	Retail - Home Furnishings (0.09%)
REITS - Regional Malls (0.04%)			Dunelm Group PLC	18,124		90
CapitaRetail China Trust	48,000	42
			Retail - Jewelry (0.12%)
REITS - Shopping Centers (0.65%)			Folli-Follie SA	5,086		122
Fortune Real Estate Investment Trust	259,000	86
Frasers Centrepoint Trust	13,359	11	Retail - Miscellaneous/Diversified (0.56%)
			Amplifon SpA	21,863		88
Vastned Retail NV	8,902	573
			Arcs Co Ltd	6,061		97
		670
			Debenhams PLC	268,411		326
REITS - Storage (0.09%)			Heiwado Co Ltd	2,969		41
Big Yellow Group PLC	15,557	93	Kasumi Co Ltd	4,400		21
						573
Rental - Auto & Equipment (0.09%)
Emeco Holdings Ltd	118,107	91	Retail - Pubs (0.38%)
Northgate PLC	1,358	5	Enterprise Inns PLC	198,013		394
		96
			Retail - Restaurants (0.43%)
Research & Development (0.00%)			Domino's Pizza UK & IRL PLC	34,433		160
Evotec AG (a)	1,944	5	McDonald's Holdings Co Japan Ltd	14,037		281
						441
Retail - Apparel & Shoe (0.55%)
Le Chateau Inc	2,900	34	Retail - Sporting Goods (0.25%)
Point Inc	7,300	483	Alpen Co Ltd	5,333		97
Right On Co Ltd	4,900	48	Xebio Co Ltd	6,800		160
		565				257
Retail - Bookstore (0.03%)			Retail - Toy Store (0.37%)
Village Vanguard Co Ltd	8	32	Jumbo SA	29,043		383

Retail - Building Products (0.76%)
BSS Group PLC	15,767	73

93

Schedule of Investments
International SmallCap Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Vision Service Center (0.11%)			Sugar (0.08%)
Megane TOP Co Ltd	6,140 $	116	Mitsui Sugar Co Ltd	23,000 $		81

Retirement & Aged Care (0.03%)			Telecommunication Equipment (0.44%)
Care UK PLC	5,342	32	COM DEV International Ltd (a)	20,000		52
			Oki Electric Industry Co Ltd	303,433		271
Rubber & Plastic Products (0.34%)			Spirent Communications PLC	97,585		136
JSP Corp	2,267	20				459
Nippon Valqua Industries Ltd	12,666	26
Sekisui Plastics Co Ltd	5,784	25	Telecommunication Services (0.59%)
Semperit AG Holding	5,699	216	Jazztel PLC (a)	317,925		136
Tokai Rubber Industries Inc	6,000	66	SONAECOM - SGPS SA (a)	7,246		22
		353	Telenet Group Holding NV (a)	17,025		449
						607
Schools (0.11%)
Meiko Network Japan Co Ltd	5,859	37	Telephone - Integrated (0.14%)
Navitas Ltd	22,937	74	Freenet AG	10,826		148
		111	Television (0.48%)
Security Services (0.65%)			M6-Metropole Television	16,108		423
Niscayah Group AB	63,991	145	TV Asahi Corp	40		68
Prosegur Cia de Seguridad SA	13,150	523				491
		668	Textile - Products (0.11%)
Semiconductor Component - Integrated Circuits (0.47%)			Kurabo Industries Ltd	54,000		113
CSR PLC (a)	64,992	487
			Transactional Software (0.26%)
Semiconductor Equipment (0.95%)			SimCorp A/S	1,320		271
Aixtron AG	35,576	976
			Transport - Marine (0.50%)
Shipbuilding (0.07%)			Clarkson PLC	6,906		95
Namura Shipbuilding Co Ltd	12,700	77	Farstad Shipping ASA	1,600		35
			Inui Steamship Co Ltd	20,854		150
Soap & Cleaning Products (0.09%)			Jinhui Shipping & Transportation Ltd	20,000		60
Mcbride PLC	30,914	95	Mercator Lines Singapore Ltd	299,177		70
			Stolt-Nielsen SA	8,300		109
Steel - Producers (0.80%)
						519
Chubu Steel Plate Co Ltd	11,000	85
Delta PLC	44,141	127	Transport - Services (0.85%)
Kloeckner & Co SE	8,193	189	Cabcharge Australia Ltd	16,584		83
Kyoei Steel Ltd	10,000	240	Koninklijke Vopak NV (a)	9,680		628
Nakayama Steel Works Ltd	10,204	19	TransForce Inc	21,494		170
Tubos Reunidos SA	17,517	62				881
Yodogawa Steel Works Ltd	24,000	101	Transport - Truck (0.92%)
		823	Fukuyama Transporting Co Ltd	50,000		267
Steel - Specialty (0.04%)			Hamakyorex Co Ltd	2,613		71
Mitsubishi Steel Manufacturing Co Ltd	18,000	37	Seino Holdings Corp	70,000		606
						944
Steel Pipe & Tube (0.21%)			Water (0.05%)
Armtec Infrastructure Income Fund	11,606	218	Sociedad General de Aguas de Barcelona SA	1,879		48

Storage & Warehousing (0.18%)			Web Portals (0.03%)
Westshore Terminals Income Fund	16,414	189	XING AG (a)	531		26

94

Schedule of Investments
International SmallCap Account
September 30, 2009 (unaudited)

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
	Shares	Value	of investments held by the account as of the period end were as follows:
	Held	(000's)
COMMON STOCKS (continued)			Unrealized Appreciation	$ 21,647
Wire & Cable Products (0.62%)			Unrealized Depreciation	(3,807)
Bekaert SA	3,675 $	487	Net Unrealized Appreciation (Depreciation)	17,840
Hitachi Cable Ltd	52,653	154	Cost for federal income tax purposes	85,109
		641	All dollar amounts are shown in thousands (000's)

Wireless Equipment (0.09%)			Portfolio Summary (unaudited)
Hitachi Kokusai Electric Inc	12,000	93
			Country	Percent
TOTAL COMMON STOCKS	$ 101,756
			Japan	24.27%
PREFERRED STOCKS (0.57%)			United Kingdom	16.46%
Television (0.57%)			Canada	9.48%
			Australia	6.09%
ProSiebenSat.1 Media AG	53,603	587	Germany	5.02%
TOTAL PREFERRED STOCKS	$ 587		France	4.77%
			Italy	4.74%
	Principal		Netherlands	3.98%
	Amount	Value	Sweden	3.69%
	(000's)	(000's)	Hong Kong	3.25%
REPURCHASE AGREEMENTS (0.59%)			Singapore	3.21%
			Switzerland	2.86%
Diversified Banking Institutions (0.59%)			Ireland	1.93%
Investment in Joint Trading Account; Bank			Norway	1.92%
of America Repurchase Agreement; 0.03%			Spain	1.89%
dated 09/30/09 maturing 10/01/09			Denmark	1.48%
(collateralized by Sovereign Agency			Belgium	1.13%
Issues; $192,000; 0.00% - 5.70%; dated			United States	0.59%
11/13/09 - 11/19/24)	$ 188 $	188	Austria	0.54%
Investment in Joint Trading Account; Credit			Bermuda	0.52%
Suisse Repurchase Agreement; 0.03%			Portugal	0.51%
dated 09/30/09 maturing 10/01/09			Greece	0.49%
(collateralized by US Treasury Notes;			Cyprus	0.46%
			Finland	0.31%
$187,000; 0.88%; dated 12/31/10 -			China	0.09%
03/31/11)	183	183	Liechtenstein	0.08%
Investment in Joint Trading Account;			Netherlands Antilles	0.05%
Deutsche Bank Repurchase Agreement;			New Zealand	0.05%
0.06% dated 09/30/09 maturing 10/01/09			Korea, Republic Of	0.00%
(collateralized by Sovereign Agency			Other Assets in Excess of Liabilities, Net	0.14%
Issues; $53,000; 0.00% - 3.75%; dated			TOTAL NET ASSETS	100.00%
11/13/09 - 03/27/19)	52	52
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.03% dated 09/30/09 maturing 10/01/09
(collateralized by Sovereign Agency Issue;
$187,000; 0.00%; dated 02/26/10)	183	183
		606

TOTAL REPURCHASE AGREEMENTS	$ 606

Total Investments	$ 102,949
Other Assets in Excess of Liabilities, Net - 0.14%		142

TOTAL NET ASSETS - 100.00%	$ 103,091

(a) Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $249 or 0.24% of net assets.

		95

Schedule of Investments
LargeCap Blend Account II
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (98.88%)			COMMON STOCKS (continued)
Advertising Agencies (0.16%)			Audio & Video Products (0.01%)
Interpublic Group of Cos Inc (a)	4,384 $	33	Harman International Industries Inc	700 $	24
Omnicom Group Inc	6,838	253
		286	Auto - Car & Light Trucks (0.06%)
			Ford Motor Co (a)	15,432	111
Advertising Sales (0.02%)
Lamar Advertising Co (a)	1,200	33	Auto - Medium & Heavy Duty Trucks (0.09%)
			Paccar Inc	4,100	155
Aerospace & Defense (0.98%)
Boeing Co/The	8,744	473	Auto/Truck Parts & Equipment - Original (0.12%)
General Dynamics Corp	4,724	305	Johnson Controls Inc	8,424	215
Lockheed Martin Corp	5,276	412
Northrop Grumman Corp	3,961	205	Beverages - Non-Alcoholic (2.38%)
Raytheon Co	4,379	210	Coca-Cola Co/The	28,076	1,508
Rockwell Collins Inc	2,630	134	Coca-Cola Enterprises Inc	2,902	62
		1,739	Pepsi Bottling Group Inc	1,200	44
			PepsiCo Inc	44,888	2,633
Aerospace & Defense Equipment (1.03%)
Goodrich Corp	2,523	137			4,247
Orbital Sciences Corp (a)	59,870	896	Beverages - Wine & Spirits (0.02%)
United Technologies Corp	13,274	809	Brown-Forman Corp	898	43
		1,842
			Broadcasting Services & Programming (0.07%)
Agricultural Chemicals (0.67%)			Discovery Communications Inc - A Shares (a)	850	25
CF Industries Holdings Inc	450	39	Discovery Communications Inc - C Shares (a)	2,950	77
Monsanto Co	14,414	1,116	Scripps Networks Interactive	820	30
Mosaic Co/The	300	14			132
Potash Corp of Saskatchewan Inc	300	27
		1,196	Building - Residential & Commercial (0.90%)
			DR Horton Inc	2,460	28
Agricultural Operations (0.10%)			Lennar Corp	4,400	63
Archer-Daniels-Midland Co	6,363	186	Toll Brothers Inc (a)	77,060	1,506
					1,597
Airlines (0.04%)
Southwest Airlines Co	8,300	80	Building Products - Wood (0.96%)
			Masco Corp	132,050	1,706
Apparel Manufacturers (0.18%)
Coach Inc	6,786	223	Cable/Satellite TV (0.48%)
Polo Ralph Lauren Corp	516	40	Cablevision Systems Corp	4,200	100
VF Corp	805	58	Comcast Corp - Class A	16,550	279
		321	DIRECTV Group Inc/The (a)	3,886	107
			Time Warner Cable Inc	8,415	363
Applications Software (3.06%)
Citrix Systems Inc (a)	1,582	62			849
Compuware Corp (a)	2,208	16	Casino Hotels (0.08%)
Intuit Inc (a)	5,225	149	MGM Mirage (a)	12,210	147
Microsoft Corp	193,443	5,008
Red Hat Inc (a)	7,886	218	Casino Services (0.02%)
		5,453	International Game Technology	1,800	39
Athletic Footwear (0.16%)			Cellular Telecommunications (0.07%)
Nike Inc	4,418	286	MetroPCS Communications Inc (a)	9,100	85
			NII Holdings Inc (a)	1,400	42
					127

96

Schedule of Investments
LargeCap Blend Account II
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Chemicals - Diversified (0.41%)			Computers (4.17%)
Dow Chemical Co/The	8,802 $	229	Apple Inc (a)	20,117 $	3,729
EI Du Pont de Nemours & Co	11,591	373	Dell Inc (a)	24,721	377
FMC Corp	626	35	Hewlett-Packard Co	29,199	1,379
PPG Industries Inc	1,480	86	IBM Corp	15,813	1,891
		723	Sun Microsystems Inc (a)	6,619	60
Chemicals - Specialty (0.15%)					7,436
Eastman Chemical Co	649	35	Computers - Integrated Systems (0.02%)
Ecolab Inc	2,047	95	Teradata Corp (a)	1,542	42
International Flavors & Fragrances Inc	705	27
Sigma-Aldrich Corp	2,010	108	Computers - Memory Devices (0.41%)
		265	EMC Corp/Massachusetts (a)	25,805	440
			NetApp Inc (a)	5,107	136
Coal (0.19%)			SanDisk Corp (a)	3,600	78
Consol Energy Inc	3,100	140	Western Digital Corp (a)	1,948	71
Massey Energy Co	200	5			725
Peabody Energy Corp	5,240	195
		340	Computers - Peripheral Equipment (0.01%)
			Lexmark International Inc (a)	696	15
Coatings & Paint (0.04%)
Sherwin-Williams Co/The	1,097	66	Consumer Products - Miscellaneous (0.34%)
			Clorox Co	3,100	183
Commercial Banks (0.28%)			Kimberly-Clark Corp	7,296	430
BB&T Corp	9,245	252			613
First Horizon National Corp (a)	7,651	101
M&T Bank Corp	715	44	Containers - Metal & Glass (0.05%)
Marshall & Ilsley Corp	11,480	93	Ball Corp	808	40
		490	Owens-Illinois Inc (a)	1,562	57
					97
Commercial Services (0.03%)
Quanta Services Inc (a)	2,606	58	Containers - Paper & Plastic (0.05%)
			Bemis Co Inc	888	23
Commercial Services - Finance (1.08%)			Pactiv Corp (a)	1,138	30
Automatic Data Processing Inc	6,188	243	Sealed Air Corp	1,389	27
Equifax Inc	1,143	33			80
H&R Block Inc	7,358	135	Cosmetics & Toiletries (1.93%)
Mastercard Inc	978	198	Avon Products Inc	1,000	34
Moody's Corp	28,259	578	Colgate-Palmolive Co	4,169	318
Paychex Inc	2,100	61	Procter & Gamble Co	53,458	3,096
Total System Services Inc	1,797	29			3,448
Visa Inc	6,460	447
Western Union Co/The	10,679	202	Cruise Lines (0.05%)
		1,926	Carnival Corp	2,659	88
Computer Aided Design (0.49%)			Data Processing & Management (0.11%)
Autodesk Inc (a)	36,700	873	Dun & Bradstreet Corp	475	36
			Fidelity National Information Services Inc	3,534	90
Computer Services (0.28%)			Fiserv Inc (a)	1,400	67
Accenture PLC - Class A	5,300	198			193
Affiliated Computer Services Inc (a)	890	48
Cognizant Technology Solutions Corp (a)	2,608	101	Dental Supplies & Equipment (0.06%)
Computer Sciences Corp (a)	2,753	145	Dentsply International Inc	2,684	93
		492

97

Schedule of Investments
LargeCap Blend Account II
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Dental Supplies & Equipment (continued)			Electric - Integrated (continued)
Patterson Cos Inc (a)	803 $	22	Constellation Energy Group Inc	5,334 $	173
		115	Dominion Resources Inc/VA	3,396	117
Dialysis Centers (0.07%)			DTE Energy Co	1,484	52
DaVita Inc (a)	2,322	132	Duke Energy Corp	12,728	200
			Edison International	5,008	168
Disposable Medical Products (0.05%)			Entergy Corp	3,413	273
CR Bard Inc	1,100	86	Exelon Corp	28,919	1,435
			FirstEnergy Corp	4,685	214
Distribution & Wholesale (0.09%)			FPL Group Inc	6,079	336
Fastenal Co	500	19	Northeast Utilities	1,575	37
Genuine Parts Co	2,124	81	Pepco Holdings Inc	3,800	57
WW Grainger Inc	569	51	PG&E Corp	2,097	85
		151	Pinnacle West Capital Corp	2,406	79
Diversified Banking Institutions (5.72%)			PPL Corp	6,857	208
Bank of America Corp	203,541	3,444	Progress Energy Inc	4,228	165
Citigroup Inc	132,802	643	Public Service Enterprise Group Inc	5,280	166
Goldman Sachs Group Inc/The	6,545	1,206	SCANA Corp	1,092	38
JP Morgan Chase & Co	101,780	4,460	Southern Co	4,502	143
Morgan Stanley	14,340	443	TECO Energy Inc	5,900	83
		10,196	Wisconsin Energy Corp	1,060	48
			Xcel Energy Inc	4,089	79
Diversified Manufacturing Operations (3.79%)
3M Co	10,458	772			4,547
Cooper Industries PLC	2,000	75	Electric Products - Miscellaneous (0.17%)
Danaher Corp	5,463	368	Emerson Electric Co	7,028	282
Dover Corp	1,684	65	Molex Inc	1,273	26
Eaton Corp	10,030	568			308
General Electric Co	256,713	4,215	Electronic Components - Miscellaneous (0.06%)
Honeywell International Inc	9,539	354	Jabil Circuit Inc	1,871	25
Illinois Tool Works Inc	3,524	151	Tyco Electronics Ltd	3,600	80
ITT Corp	1,632	85			105
Leggett & Platt Inc	1,390	27
Parker Hannifin Corp	1,448	75	Electronic Components - Semiconductors (1.29%)
			Advanced Micro Devices Inc (a)	10,000	56
		6,755
			Altera Corp	2,676	55
E-Commerce - Products (0.29%)			Broadcom Corp (a)	1,000	31
Amazon.com Inc (a)	5,584	521	Intel Corp	72,102	1,411
			MEMC Electronic Materials Inc (a)	1,700	28
E-Commerce - Services (0.22%)			Micron Technology Inc (a)	11,421	94
eBay Inc (a)	6,846	162
			National Semiconductor Corp	14,630	209
Expedia Inc (a)	8,113	194
			QLogic Corp (a)	1,068	18
Liberty Media Corp - Interactive (a)	4,000	44
			Texas Instruments Inc	10,886	258
		400
			Xilinx Inc	6,266	147
Electric - Generation (0.10%)					2,307
AES Corp/The	11,465	170
			Electronic Forms (0.05%)
Electric - Integrated (2.55%)			Adobe Systems Inc (a)	2,725	90
Allegheny Energy Inc	2,200	58
			Electronic Measurement Instruments (0.05%)
Ameren Corp	1,909	48
			Agilent Technologies Inc (a)	3,000	83
American Electric Power Co Inc	8,321	258
CMS Energy Corp	2,041	27

98

Schedule of Investments
LargeCap Blend Account II
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronics - Military (0.05%)			Food - Dairy Products (0.02%)
L-3 Communications Holdings Inc	1,052 $	84	Dean Foods Co (a)	1,572 $	28

Energy - Alternate Sources (0.69%)			Food - Meat Products (0.01%)
First Solar Inc (a)	8,030	1,227	Hormel Foods Corp	631	22

Engineering - Research & Development Services (0.16%)			Food - Miscellaneous/Diversified (1.86%)
Fluor Corp	3,248	165	Campbell Soup Co	4,918	160
Foster Wheeler AG (a)	400	13	General Mills Inc	1,677	108
Jacobs Engineering Group Inc (a)	1,100	51	HJ Heinz Co	2,856	114
McDermott International Inc (a)	2,100	53	Kellogg Co	29,750	1,465
		282	Kraft Foods Inc	20,762	545
Enterprise Software & Services (0.44%)			McCormick & Co Inc/MD	27,290	926
BMC Software Inc (a)	1,619	61			3,318
CA Inc	9,933	219	Food - Retail (0.14%)
Oracle Corp	23,817	496	Kroger Co/The	5,457	113
		776	Safeway Inc	3,802	75
Entertainment Software (0.03%)			Whole Foods Market Inc (a)	1,900	58
Electronic Arts Inc (a)	2,900	55			246
			Food - Wholesale & Distribution (0.11%)
Fiduciary Banks (0.54%)			Sysco Corp	8,140	202
Bank of New York Mellon Corp/The	13,345	387
Northern Trust Corp	3,901	227	Forestry (0.08%)
State Street Corp	6,697	352	Plum Creek Timber Co Inc	1,470	45
		966	Weyerhaeuser Co	2,500	92
Filtration & Separation Products (0.02%)					137
Pall Corp	1,079	35	Gas - Distribution (0.30%)
			Centerpoint Energy Inc	16,164	201
Finance - Consumer Loans (0.08%)			Nicor Inc	390	14
SLM Corp (a)	15,300	133	NiSource Inc	7,980	111
			Sempra Energy	4,021	200
Finance - Credit Card (0.89%)
					526
American Express Co	44,920	1,523
Discover Financial Services	4,214	68	Gold Mining (1.01%)
		1,591	Newmont Mining Corp	40,737	1,793

Finance - Investment Banker & Broker (0.53%)			Hazardous Waste Disposal (0.07%)
Charles Schwab Corp/The	49,516	948	Stericycle Inc (a)	2,657	129

Finance - Other Services (0.23%)			Home Decoration Products (0.33%)
CME Group Inc	397	122	Newell Rubbermaid Inc	37,411	587
IntercontinentalExchange Inc (a)	1,770	172
NASDAQ OMX Group Inc/The (a)	1,240	26	Hotels & Motels (0.18%)
NYSE Euronext	3,200	93	Marriott International Inc/DE	9,398	259
		413	Starwood Hotels & Resorts Worldwide Inc	1,200	40
Food - Confectionery (0.08%)			Wyndham Worldwide Corp	1,544	25
Hershey Co/The	1,433	56			324
JM Smucker Co/The	1,564	83	Human Resources (0.03%)
		139	Monster Worldwide Inc (a)	900	16
			Robert Half International Inc	1,400	35
					51

99

Schedule of Investments
LargeCap Blend Account II
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Independent Power Producer (0.09%)			Machinery - Construction & Mining (0.09%)
NRG Energy Inc (a)	5,900 $	166	Caterpillar Inc	3,264 $	168

Industrial Audio & Video Products (0.71%)			Machinery - Farm (0.15%)
Dolby Laboratories Inc (a)	32,920	1,257	Deere & Co	6,293	270

Industrial Automation & Robots (0.09%)			Machinery - Pumps (0.03%)
Rockwell Automation Inc/DE	3,865	165	Flowserve Corp	521	51

Industrial Gases (0.74%)			Medical - Biomedical/Gene (2.21%)
Air Products & Chemicals Inc	11,161	866	Amgen Inc (a)	13,201	795
Airgas Inc	706	34	Biogen Idec Inc (a)	3,571	180
Praxair Inc	5,144	420	Celgene Corp (a)	20,447	1,143
		1,320	Genzyme Corp (a)	17,975	1,020
Instruments - Scientific (0.13%)			Gilead Sciences Inc (a)	14,800	689
PerkinElmer Inc	1,009	19	Life Technologies Corp (a)	1,200	56
Thermo Fisher Scientific Inc (a)	2,169	95	Millipore Corp (a)	493	35
Waters Corp (a)	1,943	109	Vertex Pharmaceuticals Inc (a)	500	19
		223			3,937
Insurance Brokers (0.27%)			Medical - Drugs (5.42%)
Aon Corp	6,754	275	Abbott Laboratories	45,636	2,258
Marsh & McLennan Cos Inc	8,187	202	Allergan Inc/United States	4,401	250
		477	Bristol-Myers Squibb Co	71,247	1,604
			Cephalon Inc (a)	800	47
Internet Infrastructure Software (0.02%)			Eli Lilly & Co	10,864	359
Akamai Technologies Inc (a)	1,642	32	Forest Laboratories Inc (a)	2,749	81
Internet Security (0.25%)			King Pharmaceuticals Inc (a)	2,213	24
McAfee Inc (a)	3,400	149	Merck & Co Inc/NJ	27,679	875
Symantec Corp (a)	4,258	70	Novartis AG ADR	31,120	1,568
VeriSign Inc (a)	9,608	228	Pfizer Inc	60,745	1,005
		447	Schering-Plough Corp	23,865	674
			Wyeth	18,751	911
Investment Management & Advisory Services (0.33%)					9,656
Ameriprise Financial Inc	3,220	117
Federated Investors Inc	818	22	Medical - Generic Drugs (0.04%)
Franklin Resources Inc	928	93	Mylan Inc/PA (a)	2,639	42
Invesco Ltd	8,793	200	Watson Pharmaceuticals Inc (a)	946	35
Janus Capital Group Inc	3,600	51			77
T Rowe Price Group Inc	2,329	107	Medical - HMO (0.63%)
		590	Aetna Inc	6,452	180
Life & Health Insurance (0.45%)			Cigna Corp	4,835	136
Aflac Inc	7,513	321	Coventry Health Care Inc (a)	1,369	27
Lincoln National Corp	3,000	78	Humana Inc (a)	3,312	123
Prudential Financial Inc	6,287	314	UnitedHealth Group Inc	12,667	317
Torchmark Corp	747	32	WellPoint Inc (a)	7,112	337
Unum Group	3,022	65			1,120
		810	Medical - Hospitals (0.01%)
Linen Supply & Related Items (0.03%)			Tenet Healthcare Corp (a)	3,883	23
Cintas Corp	1,795	54	Medical - Wholesale Drug Distribution (0.72%)
			AmerisourceBergen Corp	39,706	889

100

Schedule of Investments
LargeCap Blend Account II
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Wholesale Drug Distribution			Multimedia (continued)
(continued)			News Corp	80,880 $	1,131
Cardinal Health Inc	5,010 $	134	Time Warner Inc	17,082	492
McKesson Corp	4,396	262	Viacom Inc (a)	3,499	98
		1,285	Walt Disney Co/The	51,483	1,414
Medical Information Systems (0.01%)					3,451
IMS Health Inc	1,690	26	Networking Products (1.58%)
Medical Instruments (0.91%)			Cisco Systems Inc (a)	62,415	1,469
Boston Scientific Corp (a)	12,703	134	Juniper Networks Inc (a)	49,927	1,349
Edwards Lifesciences Corp (a)	9,680	677			2,818
Intuitive Surgical Inc (a)	300	79	Non-Ferrous Metals (0.00%)
Medtronic Inc	13,714	505	Titanium Metals Corp	772	7
St Jude Medical Inc (a)	5,720	223
		1,618	Non-Hazardous Waste Disposal (0.25%)
			Republic Services Inc	13,260	352
Medical Laboratory & Testing Service (0.07%)			Waste Management Inc	2,977	89
Laboratory Corp of America Holdings (a)	966	63			441
Quest Diagnostics Inc	1,333	70
		133	Office Automation & Equipment (0.06%)
			Pitney Bowes Inc	1,873	47
Medical Products (2.29%)			Xerox Corp	8,032	62
Baxter International Inc	8,050	459			109
Becton Dickinson and Co	2,135	149
CareFusion Corp (a)	3,150	69	Office Supplies & Forms (0.02%)
Covidien PLC	4,000	173	Avery Dennison Corp	1,006	36
Hospira Inc (a)	2,404	107
			Oil - Field Services (1.53%)
Johnson & Johnson	47,657	2,902	Baker Hughes Inc	5,466	233
Stryker Corp	4,786	217	BJ Services Co	7,164	139
		4,076	Halliburton Co	43,642	1,184
Metal - Copper (0.49%)			Schlumberger Ltd	16,950	1,010
Freeport-McMoRan Copper & Gold Inc	12,808	879	Smith International Inc	5,519	159
					2,725
Metal Processors & Fabrication (0.10%)
Precision Castparts Corp	1,775	181	Oil & Gas Drilling (0.66%)
			Diamond Offshore Drilling Inc	10,930	1,044
Motorcycle/Motor Scooter (0.05%)			ENSCO International Inc	1,303	56
Harley-Davidson Inc	4,200	97	Nabors Industries Ltd (a)	2,507	52
			Rowan Cos Inc	983	23
Multi-Line Insurance (0.39%)					1,175
Allstate Corp/The	2,754	84
Assurant Inc	4,368	140	Oil Company - Exploration & Production (2.26%)
			Anadarko Petroleum Corp	2,976	187
Cincinnati Financial Corp	1,460	38
			Apache Corp	1,738	160
Genworth Financial Inc	4,500	54
			Cabot Oil & Gas Corp	3,124	112
Hartford Financial Services Group Inc	1,600	43
			Chesapeake Energy Corp	2,922	83
Loews Corp	2,200	75
			Devon Energy Corp	4,440	299
MetLife Inc	7,088	270
			EOG Resources Inc	4,098	342
		704
			Newfield Exploration Co (a)	29,810	1,269
Multimedia (1.94%)			Noble Energy Inc	1,518	100
McGraw-Hill Cos Inc/The	4,505	113	Occidental Petroleum Corp	9,445	740
Meredith Corp	329	10	Range Resources Corp	1,200	59
News Corp - Class A	16,121	193	Southwestern Energy Co (a)	6,486	277

101

Schedule of Investments
LargeCap Blend Account II
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Company - Exploration & Production			Real Estate Management & Services (0.01%)
(continued)			CB Richard Ellis Group Inc (a)	2,076 $	24
XTO Energy Inc	9,882 $	408
		4,036	Regional Banks (2.83%)
Oil Company - Integrated (5.85%)			Capital One Financial Corp	2,344	84
Chevron Corp	26,428	1,861	Comerica Inc	1,382	41
ConocoPhillips	15,511	700	Fifth Third Bancorp	18,076	183
Exxon Mobil Corp	79,214	5,435	Keycorp	13,800	90
Hess Corp	3,287	176	PNC Financial Services Group Inc	3,993	194
Marathon Oil Corp	4,491	143	SunTrust Banks Inc	5,179	117
Murphy Oil Corp	5,715	329	US Bancorp	25,401	555
Petroleo Brasileiro SA ADR	14,740	677	Wells Fargo & Co	134,473	3,789
Suncor Energy Inc	3,900	135			5,053
Total SA ADR	16,420	973	Reinsurance (0.34%)
		10,429	Berkshire Hathaway Inc - Class A (a)	6	606
Oil Field Machinery & Equipment (0.77%)
Cameron International Corp (a)	1,900	72	REITS - Apartments (0.12%)
			AvalonBay Communities Inc	1,917	140
FMC Technologies Inc (a)	3,300	172
			Equity Residential	2,489	76
National Oilwell Varco Inc (a)	26,199	1,130
					216
		1,374
			REITS - Diversified (0.05%)
Oil Refining & Marketing (0.06%)
			Vornado Realty Trust	1,431	92
Tesoro Corp/Texas	1,258	19
Valero Energy Corp	4,400	85	REITS - Healthcare (0.09%)
		104	HCP Inc	2,461	71
Paper & Related Products (0.38%)			Health Care REIT Inc	995	41
International Paper Co	28,719	639	Ventas Inc	1,390	54
MeadWestvaco Corp	1,979	44			166
		683	REITS - Hotels (0.04%)
Pharmacy Services (0.39%)			Host Hotels & Resorts Inc	5,262	62
Express Scripts Inc (a)	4,315	335
Medco Health Solutions Inc (a)	6,380	353	REITS - Office Property (0.10%)
		688	Boston Properties Inc	2,835	186

Pipelines (0.25%)			REITS - Regional Malls (0.18%)
Spectra Energy Corp	12,699	240	Simon Property Group Inc	4,660	324
Williams Cos Inc	11,954	214
		454	REITS - Shopping Centers (0.02%)
			Kimco Realty Corp	2,500	33
Printing - Commercial (0.02%)
RR Donnelley & Sons Co	1,854	39	REITS - Storage (0.05%)
			Public Storage	1,123	84
Property & Casualty Insurance (0.84%)
Chubb Corp	5,352	270	Retail - Apparel & Shoe (0.22%)
Progressive Corp/The	48,266	800	Abercrombie & Fitch Co	821	27
Travelers Cos Inc/The	8,843	435	Gap Inc/The	12,988	278
		1,505	Ltd Brands Inc	2,395	41
Quarrying (0.07%)			Nordstrom Inc	1,426	43
Vulcan Materials Co	2,200	119			389
			Retail - Auto Parts (0.10%)
			AutoZone Inc (a)	923	135

102

Schedule of Investments
LargeCap Blend Account II
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Auto Parts (continued)			Retail - Restaurants (continued)
O'Reilly Automotive Inc (a)	1,216 $	44	Yum! Brands Inc	6,484 $	219
		179			1,387
Retail - Automobile (0.01%)			Savings & Loans - Thrifts (0.06%)
AutoNation Inc (a)	972	18	Hudson City Bancorp Inc	4,783	63
			People's United Financial Inc	3,155	49
Retail - Bedding (0.16%)					112
Bed Bath & Beyond Inc (a)	7,780	292
			Schools (0.10%)
Retail - Building Products (0.68%)			Apollo Group Inc (a)	1,802	133
Home Depot Inc	23,791	634	DeVry Inc	842	46
Lowe's Cos Inc	27,233	570			179
		1,204	Semiconductor Component - Integrated Circuits (0.05%)
Retail - Computer Equipment (0.02%)			Marvell Technology Group Ltd (a)	5,100	83
GameStop Corp (a)	1,504	40
			Semiconductor Equipment (0.99%)
Retail - Consumer Electronics (0.05%)			Applied Materials Inc	15,253	204
Best Buy Co Inc	1,996	75	ASML Holding NV	50,750	1,501
RadioShack Corp	1,116	18	Kla-Tencor Corp	1,600	57
		93			1,762
Retail - Discount (1.77%)			Steel - Producers (0.18%)
Big Lots Inc (a)	753	19	AK Steel Holding Corp	2,807	55
Costco Wholesale Corp	3,181	180	Nucor Corp	4,389	206
Family Dollar Stores Inc	1,298	34	United States Steel Corp	1,500	67
Target Corp	4,400	205			328
Wal-Mart Stores Inc	55,424	2,721	Steel - Specialty (0.02%)
		3,159	Allegheny Technologies Inc	879	31
Retail - Drug Store (0.61%)
CVS Caremark Corp	19,360	692	Telecommunication Equipment (0.04%)
Walgreen Co	10,615	398	Harris Corp	1,200	45
		1,090	Tellabs Inc (a)	3,561	25
					70
Retail - Jewelry (0.02%)
Tiffany & Co	1,106	43	Telecommunication Equipment - Fiber Optics (0.92%)
			Corning Inc	101,757	1,558
Retail - Major Department Store (0.09%)			JDS Uniphase Corp (a)	10,986	78
JC Penney Co Inc	1,992	67			1,636
TJX Cos Inc	2,403	89	Telephone - Integrated (2.24%)
		156	AT&T Inc	80,181	2,166
Retail - Office Supplies (1.09%)			CenturyTel Inc	2,741	92
Staples Inc	83,934	1,949	Frontier Communications Corp	2,700	20
			Qwest Communications International Inc	12,961	49
Retail - Regional Department Store (0.20%)			Sprint Nextel Corp (a)	55,100	218
Kohl's Corp (a)	6,237	356	Verizon Communications Inc	46,394	1,404
			Windstream Corp	3,910	40
Retail - Restaurants (0.78%)					3,989
Darden Restaurants Inc	1,214	42
McDonald's Corp	14,584	832	Tobacco (1.89%)
Starbucks Corp (a)	14,243	294	Altria Group Inc	25,702	458
			Lorillard Inc	1,526	113
			Philip Morris International Inc	56,020	2,731

103

Schedule of Investments
LargeCap Blend Account II
September 30, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)
COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Tobacco (continued)			Diversified Banking Institutions (continued)
Reynolds American Inc	1,528 $	68	Investment in Joint Trading Account; Credit
		3,370	Suisse Repurchase Agreement; 0.03%
			dated 09/30/09 maturing 10/01/09
Tools - Hand Held (0.06%)			(collateralized by US Treasury Notes;
Black & Decker Corp	536	25	$470,000; 0.88%; dated 12/31/10 -
Snap-On Inc	532	19	03/31/11)	$ 460 $	460
Stanley Works/The	1,621	69	Investment in Joint Trading Account;
			Deutsche Bank Repurchase Agreement;
		113	0.06% dated 09/30/09 maturing 10/01/09
Toys (0.10%)			(collateralized by Sovereign Agency
			Issues; $134,000; 0.00% - 3.75%; dated
Hasbro Inc	4,039	112	11/13/09 - 03/27/19)	132	132
Mattel Inc	3,231	60	Investment in Joint Trading Account;
		172	Morgan Stanley Repurchase Agreement;
			0.03% dated 09/30/09 maturing 10/01/09
Transport - Rail (1.00%)			(collateralized by Sovereign Agency Issue;
Burlington Northern Santa Fe Corp	2,734	218	$470,000; 0.00%; dated 02/26/10)	460	460
CSX Corp	4,546	190			1,526
Norfolk Southern Corp	22,504	970
			TOTAL REPURCHASE AGREEMENTS	$ 1,526
Union Pacific Corp	6,878	402
		1,780	Total Investments	$ 177,831
			Other Assets in Excess of Liabilities, Net - 0.26%		467
Transport - Services (0.76%)
CH Robinson Worldwide Inc	2,713	157	TOTAL NET ASSETS - 100.00%	$ 178,298
Expeditors International of Washington Inc	1,400	49
FedEx Corp	2,809	211	(a) Non-Income Producing Security
United Parcel Service Inc	16,509	932
		1,349	Unrealized Appreciation (Depreciation)
Web Portals (0.93%)			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
			of investments held by the account as of the period end were as follows:
Google Inc (a)	2,940	1,458
Yahoo! Inc (a)	10,747	191	Unrealized Appreciation	$ 5,188
		1,649	Unrealized Depreciation		(12,741)
Wireless Equipment (2.07%)			Net Unrealized Appreciation (Depreciation)		(7,553)
American Tower Corp (a)	18,955	690	Cost for federal income tax purposes		185,384
Crown Castle International Corp (a)	4,300	135	All dollar amounts are shown in thousands (000's)
Motorola Inc	23,577	202
Nokia OYJ ADR	35,820	524	Portfolio Summary (unaudited)
Qualcomm Inc	47,416	2,133	Sector		Percent
		3,684	Consumer, Non-cyclical		23.05%
			Financial		15.32%
TOTAL COMMON STOCKS	$ 176,305		Energy		12.26%
			Technology		11.46%
	Principal		Communications		11.29%
	Amount	Value	Industrial		10.79%
	(000's)	(000's)	Consumer, Cyclical		8.30%
REPURCHASE AGREEMENTS (0.86%)			Basic Materials		4.23%
			Utilities		3.04%
Diversified Banking Institutions (0.86%)			Other Assets in Excess of Liabilities, Net		0.26%
Investment in Joint Trading Account; Bank			TOTAL NET ASSETS		100.00%
of America Repurchase Agreement; 0.03%
dated 09/30/09 maturing 10/01/09			Other Assets Summary (unaudited)
(collateralized by Sovereign Agency
Issues; $483,000; 0.00% - 5.70%; dated			Asset Type		Percent
11/13/09 - 11/19/24)	$ 474 $	474	Futures		1.62%

		104

Schedule of Investments
LargeCap Blend Account II
September 30, 2009 (unaudited)

Futures Contracts
				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)
S&P 500; December 2009	Buy	11	$ 2,863	$ 2,896	$ 33
All dollar amounts are shown in thousands (000's)

Schedule of Investments
LargeCap Growth Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (96.68%)			COMMON STOCKS (continued)
Auto - Car & Light Trucks (1.14%)			Food - Retail (1.34%)
Ford Motor Co (a)	356,331 $	2,569	Whole Foods Market Inc (a)	99,000 $	3,018

Beverages - Non-Alcoholic (3.15%)			Gold Mining (1.83%)
Hansen Natural Corp (a)	73,472	2,699	Newmont Mining Corp	94,000	4,138
PepsiCo Inc	75,000	4,400
		7,099	Instruments - Scientific (2.16%)
			Thermo Fisher Scientific Inc (a)	111,600	4,874
Casino Hotels (0.94%)
Las Vegas Sands Corp (a)	126,000	2,122	Medical - Biomedical/Gene (3.03%)
			Amgen Inc (a)	74,000	4,457
Casino Services (1.08%)			Myriad Genetics Inc (a)	86,736	2,377
International Game Technology	113,000	2,427			6,834
Commercial Services - Finance (5.64%)			Medical - Generic Drugs (1.90%)
Mastercard Inc	31,534	6,375	Mylan Inc/PA (a)	268,000	4,291
Visa Inc	91,874	6,349
		12,724	Medical Instruments (3.97%)
			Boston Scientific Corp (a)	399,000	4,226
Computers (9.04%)			Intuitive Surgical Inc (a)	18,049	4,733
Apple Inc (a)	63,022	11,682			8,959
Hewlett-Packard Co	87,943	4,152
Research In Motion Ltd (a)	67,628	4,568	Metal - Copper (1.92%)
		20,402	Freeport-McMoRan Copper & Gold Inc	63,000	4,322

Cosmetics & Toiletries (1.36%)			Networking Products (4.18%)
Estee Lauder Cos Inc/The	82,849	3,072	Cisco Systems Inc (a)	283,411	6,672
			Juniper Networks Inc (a)	102,000	2,756
Diversified Banking Institutions (10.42%)					9,428
Bank of America Corp	154,125	2,608
Goldman Sachs Group Inc/The	38,538	7,105	Oil & Gas Drilling (1.86%)
JP Morgan Chase & Co	216,642	9,493	Transocean Ltd (a)	49,000	4,191
Morgan Stanley	140,000	4,323
			Oil Company - Exploration & Production (1.76%)
		23,529
			Chesapeake Energy Corp	139,900	3,973
E-Commerce - Products (2.55%)
Amazon.com Inc (a)	61,600	5,751	Regional Banks (3.98%)
			Capital One Financial Corp	128,616	4,595
E-Commerce - Services (3.39%)			Wells Fargo & Co	156,000	4,396
eBay Inc (a)	156,000	3,683			8,991
Priceline.com Inc (a)	24,000	3,980
			Retail - Apparel & Shoe (0.67%)
		7,663
			Gap Inc/The	71,000	1,519
Electronic Components - Semiconductors (4.35%)
Broadcom Corp (a)	230,000	7,059	Retail - Bedding (1.71%)
Nvidia Corp (a)	183,701	2,761	Bed Bath & Beyond Inc (a)	103,000	3,867
		9,820
			Retail - Building Products (1.84%)
Electronic Connectors (1.23%)			Home Depot Inc	156,000	4,156
Amphenol Corp	73,800	2,781
			Retail - Consumer Electronics (1.88%)
Energy - Alternate Sources (1.17%)			Best Buy Co Inc	113,000	4,240
First Solar Inc (a)	17,300	2,644
			Retail - Discount (0.97%)
			Dollar Tree Inc (a)	45,000	2,191

106

Schedule of Investments
LargeCap Growth Account
September 30, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)
COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Retail - Regional Department Store (2.70%)			Diversified Banking Institutions (continued)
Kohl's Corp (a)	107,000 $	6,104	Investment in Joint Trading Account;
			Morgan Stanley Repurchase Agreement;
Retail - Restaurants (1.45%)			0.03% dated 09/30/09 maturing 10/01/09
Starbucks Corp (a)	159,000	3,283	(collateralized by Sovereign Agency Issue;
			$1,999,000; 0.00%; dated 02/26/10)	$ 1,960 $	1,960

Schools (1.53%)					6,497
Apollo Group Inc (a)	47,000	3,462	TOTAL REPURCHASE AGREEMENTS	$ 6,497

			Total Investments	$ 224,740
Semiconductor Component - Integrated Circuits (2.07%)
Marvell Technology Group Ltd (a)	289,000	4,679	Other Assets in Excess of Liabilities, Net - 0.44%		992
			TOTAL NET ASSETS - 100.00%	$ 225,732
Transport - Rail (1.22%)
Union Pacific Corp	47,000	2,742
			(a) Non-Income Producing Security
Web Portals (3.16%)
Google Inc (a)	14,390	7,135	Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Wireless Equipment (4.09%)			of investments held by the account as of the period end were as follows:
Nokia OYJ ADR	158,000	2,310
			Unrealized Appreciation	$ 35,765
Qualcomm Inc	154,137	6,933
			Unrealized Depreciation		(10,260)
		9,243
			Net Unrealized Appreciation (Depreciation)		25,505
TOTAL COMMON STOCKS	$ 218,243		Cost for federal income tax purposes		199,235
	Principal		All dollar amounts are shown in thousands (000's)
	Amount	Value
	(000's)	(000's)	Portfolio Summary (unaudited)
REPURCHASE AGREEMENTS (2.88%)			Sector		Percent
Diversified Banking Institutions (2.88%)			Consumer, Non-cyclical		21.91%
Investment in Joint Trading Account; Bank			Communications		17.37%
of America Repurchase Agreement; 0.03%			Financial		17.28%
dated 09/30/09 maturing 10/01/09			Technology		15.46%
			Consumer, Cyclical		14.39%
(collateralized by Sovereign Agency			Energy		4.79%
Issues; $2,056,000; 0.00% - 5.70%; dated			Industrial		4.61%
11/13/09 - 11/19/24)	$ 2,017 $	2,017	Basic Materials		3.75%
Investment in Joint Trading Account; Credit			Other Assets in Excess of Liabilities, Net		0.44%
Suisse Repurchase Agreement; 0.03%			TOTAL NET ASSETS		100.00%
dated 09/30/09 maturing 10/01/09
(collateralized by US Treasury Notes;
$1,999,000; 0.88%; dated 12/31/10 -
03/31/11)	1,960	1,960
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.06% dated 09/30/09 maturing 10/01/09
(collateralized by Sovereign Agency
Issues; $571,000; 0.00% - 3.75%; dated
11/13/09 - 03/27/19)	560	560

Schedule of Investments
LargeCap Growth Account I
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (98.46%)			COMMON STOCKS (continued)
Advertising Agencies (0.05%)			Auto/Truck Parts & Equipment - Original
Omnicom Group Inc	2,763 $	102	(continued)
			WABCO Holdings Inc	772 $	16
Aerospace & Defense (0.50%)					81
General Dynamics Corp	438	28	Batteries & Battery Systems (0.02%)
Lockheed Martin Corp	9,662	754	Energizer Holdings Inc (a)	774	51
Northrop Grumman Corp	516	27
Raytheon Co	2,724	131	Beverages - Non-Alcoholic (1.15%)
Rockwell Collins Inc	1,413	72	Coca-Cola Co/The	14,445	776
TransDigm Group Inc (a)	517	26	Hansen Natural Corp (a)	895	33
		1,038	PepsiCo Inc	27,065	1,587
Aerospace & Defense Equipment (0.25%)					2,396
Alliant Techsystems Inc (a)	433	34	Beverages - Wine & Spirits (0.02%)
Goodrich Corp	1,110	60	Brown-Forman Corp	1,011	49
United Technologies Corp	6,828	416
		510	Broadcasting Services & Programming (0.04%)
			Discovery Communications Inc - C Shares (a)	2,140	56
Agricultural Chemicals (0.58%)			Scripps Networks Interactive	695	25
CF Industries Holdings Inc	549	47			81
Intrepid Potash Inc (a)	506	12
Monsanto Co	13,825	1,070	Building - Residential & Commercial (0.00%)
Mosaic Co/The	1,414	68	NVR Inc (a)	13	8
		1,197
			Building & Construction Products -
Agricultural Operations (0.05%)			Miscellaneous (0.00%)
Archer-Daniels-Midland Co	3,729	109	Armstrong World Industries Inc (a)	122	4

Airlines (0.01%)			Building Products - Air & Heating (0.01%)
Copa Holdings SA	395	18	Lennox International Inc	617	22

Apparel Manufacturers (1.13%)			Building Products - Wood (0.01%)
Coach Inc	68,904	2,269	Masco Corp	2,263	29
Polo Ralph Lauren Corp	694	53
			Cable/Satellite TV (1.30%)
VF Corp	266	19
			Comcast Corp - Class A	153,061	2,585
		2,341
			DIRECTV Group Inc/The (a)	4,037	112
Applications Software (4.72%)					2,697
Citrix Systems Inc (a)	64,398	2,526
			Casino Hotels (0.27%)
Intuit Inc (a)	3,061	87
			MGM Mirage (a)	46,500	560
Microsoft Corp	167,919	4,348
Red Hat Inc (a)	2,483	69	Cellular Telecommunications (0.02%)
Salesforce.com Inc (a)	48,777	2,777	MetroPCS Communications Inc (a)	3,716	35
		9,807	NII Holdings Inc (a)	119	3
Athletic Footwear (0.10%)					38
Nike Inc	3,134	203	Chemicals - Diversified (0.09%)
			Celanese Corp	1,842	46
Auto - Medium & Heavy Duty Trucks (0.06%)			EI Du Pont de Nemours & Co	2,863	92
Navistar International Corp (a)	815	30
			FMC Corp	825	46
PACCAR Inc	2,586	98
					184
		128
			Chemicals - Specialty (0.13%)
Auto/Truck Parts & Equipment - Original (0.04%)			Albemarle Corp	70	2
Johnson Controls Inc	2,538	65

108

Schedule of Investments
LargeCap Growth Account I
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Chemicals - Specialty (continued)			Computer Software (0.02%)
Ashland Inc	71 $	3	Metavante Technologies Inc (a)	1,193 $	41
Ecolab Inc	1,893	88
International Flavors & Fragrances Inc	979	37	Computers (5.79%)
Lubrizol Corp	759	54	Apple Inc (a)	45,957	8,519
Sigma-Aldrich Corp	1,117	60	Dell Inc (a)	15,946	243
Terra Industries Inc	938	33	Hewlett-Packard Co	17,499	826
		277	IBM Corp	20,093	2,403
			Research In Motion Ltd (a)	600	41
Coal (0.14%)					12,032
Alpha Natural Resources Inc (a)	1,602	56
Consol Energy Inc	1,468	66	Computers - Integrated Systems (0.74%)
Massey Energy Co	905	25	Diebold Inc	787	26
Peabody Energy Corp	2,460	92	Micros Systems Inc (a)	47,250	1,426
Walter Energy Inc	732	44	NCR Corp (a)	2,083	29
		283	Teradata Corp (a)	1,844	51
					1,532
Coatings & Paint (0.04%)
RPM International Inc	907	17	Computers - Memory Devices (1.49%)
Sherwin-Williams Co/The	1,136	68	EMC Corp/Massachusetts (a)	29,574	504
		85	NetApp Inc (a)	92,129	2,458
			Seagate Technology	3,543	54
Commercial Banks (0.01%)			Western Digital Corp (a)	1,899	69
BOK Financial Corp	92	4			3,085
Commerce Bancshares Inc	276	11
		15	Consulting Services (0.04%)
			FTI Consulting Inc (a)	688	29
Commercial Services (0.00%)			Genpact Ltd (a)	836	10
Weight Watchers International Inc	41	1	SAIC Inc (a)	2,031	36
Commercial Services - Finance (3.19%)					75
Automatic Data Processing Inc	4,013	158	Consumer Products - Miscellaneous (0.14%)
Equifax Inc	1,313	38	Clorox Co	987	58
H&R Block Inc	4,543	83	Kimberly-Clark Corp	3,490	206
Interactive Data Corp	216	6	Scotts Miracle-Gro Co/The	597	26
Lender Processing Services Inc	1,222	47			290
Mastercard Inc	20,397	4,123	Containers - Metal & Glass (0.08%)
Moody's Corp	2,465	50	Ball Corp	772	38
Morningstar Inc (a)	258	13	Crown Holdings Inc (a)	2,085	57
Paychex Inc	2,575	75	Owens-Illinois Inc (a)	1,868	69
SEI Investments Co	1,585	31			164
Total System Services Inc	1,562	25
Visa Inc	15,446	1,067	Containers - Paper & Plastic (0.02%)
Western Union Co/The	48,182	912	Pactiv Corp (a)	1,368	36
		6,628	Cosmetics & Toiletries (2.30%)
Computer Services (3.60%)			Alberto-Culver Co	88,957	2,462
Accenture PLC - Class A	128,256	4,780	Avon Products Inc	3,436	117
Cognizant Technology Solutions Corp (a)	68,312	2,641	Colgate-Palmolive Co	4,011	306
DST Systems Inc (a)	447	20	Procter & Gamble Co	32,788	1,899
IHS Inc (a)	627	32			4,784
		7,473	Cruise Lines (0.03%)
			Carnival Corp	1,772	59

109

Schedule of Investments
LargeCap Growth Account I
September 30, 2009 (unaudited)
	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Data Processing & Management (0.08%)			E-Commerce - Products (1.49%)
Broadridge Financial Solutions Inc	1,153 $	23	Amazon.com Inc (a)	33,211 $	3,101
Dun & Bradstreet Corp	699	53
Fidelity National Information Services Inc	961	24	E-Commerce - Services (0.68%)
Fiserv Inc (a)	1,474	71	eBay Inc (a)	3,387	80
		171	Expedia Inc (a)	52,343	1,254
			NetFlix Inc (a)	549	25
Decision Support Software (0.02%)			Priceline.com Inc (a)	372	62
MSCI Inc (a)	1,356	40			1,421

Dental Supplies & Equipment (0.05%)			Electric - Generation (0.03%)
Dentsply International Inc	1,931	67	AES Corp/The	4,425	66
Patterson Cos Inc (a)	1,320	36
		103	Electric - Integrated (0.13%)
			Constellation Energy Group Inc	2,043	66
Diagnostic Equipment (0.01%)			DPL Inc	197	5
Gen-Probe Inc (a)	707	29	Exelon Corp	755	38

Diagnostic Kits (1.27%)			FPL Group Inc	714	39
Idexx Laboratories Inc (a)	52,713	2,636	NV Energy Inc	1,330	15
			PPL Corp	3,291	100
Dialysis Centers (1.04%)					263
DaVita Inc (a)	37,991	2,152	Electric - Transmission (0.01%)
			ITC Holdings Corp	647	29
Disposable Medical Products (0.03%)
CR Bard Inc	780	61	Electric Products - Miscellaneous (1.13%)
			AMETEK Inc	59,236	2,068
Distribution & Wholesale (0.06%)
			Emerson Electric Co	6,878	276
LKQ Corp (a)	1,846	34
			Molex Inc	153	3
WESCO International Inc (a)	292	9
					2,347
WW Grainger Inc	828	74
		117	Electronic Components - Miscellaneous (0.03%)
			AVX Corp	142	2
Diversified Banking Institutions (1.52%)
			Garmin Ltd	1,218	46
Goldman Sachs Group Inc/The	9,714	1,791
			Jabil Circuit Inc	1,201	16
JP Morgan Chase & Co	29,400	1,288
			Vishay Intertechnology Inc (a)	532	4
Morgan Stanley	2,345	72
					68
		3,151
			Electronic Components - Semiconductors (1.84%)
Diversified Manufacturing Operations (2.95%)
			Altera Corp	3,925	80
3M Co	6,367	470
			Broadcom Corp (a)	40,362	1,239
Brink's Co/The	601	16
			Intel Corp	32,577	637
Carlisle Cos Inc	227	8
			Intersil Corp	830	13
Crane Co	334	9
			National Semiconductor Corp	3,159	45
Danaher Corp	77,786	5,236
			Nvidia Corp (a)	4,431	67
Dover Corp	1,750	68
			ON Semiconductor Corp (a)	5,547	46
Harsco Corp	786	28
			QLogic Corp (a)	1,566	27
Honeywell International Inc	6,745	251
			Rovi Corp (a)	936	31
ITT Corp	237	12
			Texas Instruments Inc	11,981	284
Leggett & Platt Inc	1,304	25
			Xilinx Inc	57,901	1,356
Pentair Inc	363	11
					3,825
		6,134

110

Schedule of Investments
LargeCap Growth Account I
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Connectors (0.00%)			Finance - Credit Card (0.04%)
Thomas & Betts Corp (a)	231 $	7	American Express Co	2,527 $	86

Electronic Design Automation (0.01%)			Finance - Investment Banker & Broker (1.45%)
Synopsys Inc (a)	1,158	26	Charles Schwab Corp/The	152,241	2,916
			Investment Technology Group Inc (a)	47	1
Electronic Forms (0.08%)			Jefferies Group Inc	1,211	33
Adobe Systems Inc (a)	4,962	164	TD Ameritrade Holding Corp (a)	3,581	70
					3,020
Electronic Measurement Instruments (1.23%)
Agilent Technologies Inc (a)	2,744	77	Finance - Other Services (0.05%)
Trimble Navigation Ltd (a)	103,230	2,468	CME Group Inc	52	16
		2,545	IntercontinentalExchange Inc (a)	660	64
			NASDAQ OMX Group Inc/The (a)	794	17
Electronic Parts Distribution (0.02%)
					97
Arrow Electronics Inc (a)	662	19
Avnet Inc (a)	689	18	Food - Confectionery (0.02%)
		37	Hershey Co/The	1,200	47

Energy - Alternate Sources (0.22%)			Food - Dairy Products (0.02%)
First Solar Inc (a)	3,003	459	Dean Foods Co (a)	2,343	42

Engineering - Research & Development Services (2.23%)			Food - Miscellaneous/Diversified (0.15%)
ABB Ltd ADR (a)	76,860	1,540	Campbell Soup Co	1,786	58
Aecom Technology Corp (a)	1,150	31	General Mills Inc	1,059	68
Fluor Corp	9,229	469	HJ Heinz Co	2,018	80
Jacobs Engineering Group Inc (a)	46,466	2,135	Kellogg Co	1,999	99
McDermott International Inc (a)	16,300	412			305
Shaw Group Inc/The (a)	894	29
URS Corp (a)	137	6	Food - Retail (0.04%)
		4,622	Kroger Co/The	4,418	91
Engines - Internal Combustion (0.02%)			Food - Wholesale & Distribution (0.07%)
Cummins Inc	890	40	Sysco Corp	5,712	142

Enterprise Software & Services (0.44%)			Forestry (0.01%)
BMC Software Inc (a)	1,752	66	Plum Creek Timber Co Inc	770	24
CA Inc	2,874	63
Oracle Corp	36,048	751	Funeral Services & Related Items (0.00%)
Sybase Inc (a)	1,088	43	Hillenbrand Inc	309	6
		923
			Garden Products (0.01%)
Fiduciary Banks (1.56%)			Toro Co	478	19
Bank of New York Mellon Corp/The	49,849	1,445
Northern Trust Corp	2,122	123	Gas - Distribution (0.02%)
State Street Corp	31,704	1,668	Centerpoint Energy Inc	3,898	48
		3,236
			Gold Mining (0.09%)
Filtration & Separation Products (0.04%)			Newmont Mining Corp	4,327	190
Donaldson Co Inc	1,032	36
Pall Corp	1,578	51	Hazardous Waste Disposal (0.03%)
		87	Stericycle Inc (a)	1,135	55
Finance - Auto Loans (0.00%)
			Hotels & Motels (0.85%)
AmeriCredit Corp (a)	354	6
			Choice Hotels International Inc	105	4

111

Schedule of Investments
LargeCap Growth Account I
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Hotels & Motels (continued)			Investment Management & Advisory Services
Marriott International Inc/DE	62,928 $	1,736	(continued)
Wyndham Worldwide Corp	1,052	17	Waddell & Reed Financial Inc	1,146 $	32
		1,757			1,474
Human Resources (0.05%)			Leisure & Recreation Products (0.01%)
Hewitt Associates Inc (a)	1,109	40	WMS Industries Inc (a)	565	25
Monster Worldwide Inc (a)	998	18	Life & Health Insurance (0.13%)
Robert Half International Inc	1,998	50	Aflac Inc	4,268	182
		108	Prudential Financial Inc	1,938	97
Independent Power Producer (0.38%)					279
NRG Energy Inc (a)	27,700	781	Linen Supply & Related Items (0.00%)
Industrial Automation & Robots (0.20%)			Cintas Corp	318	10
Rockwell Automation Inc/DE	9,800	417	Machinery - Construction & Mining (0.09%)
Industrial Gases (0.83%)			Bucyrus International Inc	227	8
Air Products & Chemicals Inc	968	75	Caterpillar Inc	2,491	128
Praxair Inc	20,060	1,639	Joy Global Inc	1,221	60
		1,714			196
Instruments - Controls (0.02%)			Machinery - Farm (0.03%)
Mettler-Toledo International Inc (a)	441	40	Deere & Co	1,363	59

Instruments - Scientific (0.05%)			Machinery - General Industry (1.11%)
PerkinElmer Inc	329	7	IDEX Corp	643	18
Thermo Fisher Scientific Inc (a)	464	20	Roper Industries Inc	44,419	2,265
Waters Corp (a)	1,271	71	Wabtec Corp/DE	650	24
		98			2,307
Insurance Brokers (0.04%)			Machinery - Print Trade (0.01%)
Arthur J Gallagher & Co	1,234	30	Zebra Technologies Corp (a)	722	19
Brown & Brown Inc	1,117	22	Machinery - Pumps (0.04%)
Erie Indemnity Co	270	10	Flowserve Corp	764	75
Marsh & McLennan Cos Inc	527	13
		75	Medical - Biomedical/Gene (4.12%)
Internet Infrastructure Software (0.02%)			Amgen Inc (a)	18,221	1,098
Akamai Technologies Inc (a)	2,410	47	Biogen Idec Inc (a)	2,670	135
			Bio-Rad Laboratories Inc (a)	254	23
Internet Security (0.11%)			Celgene Corp (a)	27,201	1,521
McAfee Inc (a)	1,407	62	Genzyme Corp (a)	2,167	123
Symantec Corp (a)	6,636	109	Gilead Sciences Inc (a)	53,807	2,506
VeriSign Inc (a)	2,653	63	Life Technologies Corp (a)	1,231	57
		234	Millipore Corp (a)	43,368	3,050
Investment Management & Advisory Services (0.71%)			Myriad Genetics Inc (a)	1,234	34
Affiliated Managers Group Inc (a)	548	36			8,547
BlackRock Inc	92	20	Medical - Drugs (2.65%)
Eaton Vance Corp	1,575	44	Abbott Laboratories	12,364	612
Federated Investors Inc	1,106	29	Allergan Inc/United States	67,906	3,854
Franklin Resources Inc	11,913	1,198	Bristol-Myers Squibb Co	10,231	230
Invesco Ltd	438	10	Eli Lilly & Co	4,886	161
T Rowe Price Group Inc	2,290	105	Merck & Co Inc/NJ	3,347	106

112

Schedule of Investments
LargeCap Growth Account I
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Drugs (continued)			Medical Products (continued)
Schering-Plough Corp	12,758 $	361	Henry Schein Inc (a)	1,189 $	65
Sepracor Inc (a)	1,421	33	Hospira Inc (a)	1,277	57
Valeant Pharmaceuticals International (a)	869	24	Johnson & Johnson	19,730	1,201
Wyeth	2,677	130	Stryker Corp	20,342	924
		5,511			3,726
Medical - Generic Drugs (0.04%)			Metal - Copper (0.09%)
Mylan Inc/PA (a)	2,836	45	Freeport-McMoRan Copper & Gold Inc	1,996	137
Perrigo Co	1,061	36	Southern Copper Corp	1,732	53
		81			190
Medical - HMO (0.05%)			Metal - Iron (0.00%)
Aetna Inc	1,287	36	Cliffs Natural Resources Inc	169	5
Cigna Corp	242	7
Coventry Health Care Inc (a)	567	11	Metal Processors & Fabrication (0.06%)
Humana Inc (a)	815	30	Precision Castparts Corp	1,258	128
WellPoint Inc (a)	462	22
			Multimedia (0.30%)
		106
			Factset Research Systems Inc	557	37
Medical - Hospitals (0.03%)			McGraw-Hill Cos Inc/The	2,731	68
Community Health Systems Inc (a)	620	20	Walt Disney Co/The	19,000	522
Health Management Associates Inc (a)	3,203	24			627
Tenet Healthcare Corp (a)	4,446	26
			Music (0.00%)
		70
			Warner Music Group Corp (a)	54	-
Medical - Outpatient & Home Medical Care (0.01%)
Lincare Holdings Inc (a)	679	21	Networking Products (3.32%)
			Cisco Systems Inc (a)	177,308	4,174
Medical - Wholesale Drug Distribution (0.85%)			Juniper Networks Inc (a)	100,586	2,718
AmerisourceBergen Corp	3,607	81			6,892
McKesson Corp	28,320	1,686
			Non-Hazardous Waste Disposal (0.07%)
		1,767
			Waste Connections Inc (a)	737	21
Medical Information Systems (0.00%)			Waste Management Inc	3,969	119
IMS Health Inc	563	9			140

Medical Instruments (2.15%)			Oil - Field Services (2.42%)
Beckman Coulter Inc	967	67	Oceaneering International Inc (a)	745	42
Boston Scientific Corp (a)	7,172	76	Schlumberger Ltd	82,841	4,938
Intuitive Surgical Inc (a)	14,439	3,786	Smith International Inc	1,776	51
Medtronic Inc	10,134	373			5,031
St Jude Medical Inc (a)	3,172	124	Oil & Gas Drilling (0.09%)
Techne Corp	484	30	Atwood Oceanics Inc (a)	648	23
		4,456	Diamond Offshore Drilling Inc	896	86
Medical Laboratory & Testing Service (0.97%)			ENSCO International Inc	541	23
Covance Inc (a)	34,611	1,874	Helmerich & Payne Inc	447	18
Laboratory Corp of America Holdings (a)	967	63	Patterson-UTI Energy Inc	293	4
Quest Diagnostics Inc	1,374	72	Pride International Inc (a)	1,085	33
		2,009	Rowan Cos Inc	264	6
			Seahawk Drilling Inc (a)	72	2
Medical Products (1.79%)					195
Baxter International Inc	23,222	1,324
Becton Dickinson and Co	2,216	155	Oil Company - Exploration & Production (2.10%)
			Canadian Natural Resources Ltd	38,547	2,590

Schedule of Investments
LargeCap Growth Account I
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Company - Exploration & Production			Quarrying (0.01%)
(continued)			Compass Minerals International Inc	224 $	14
EOG Resources Inc	13,900 $	1,161
EQT Corp	1,711	73	Regional Banks (0.70%)
PetroHawk Energy Corp (a)	2,102	51	Capital One Financial Corp	1,703	61
Plains Exploration & Production Co (a)	1,007	28	Wells Fargo & Co	49,678	1,400
Southwestern Energy Co (a)	10,839	462			1,461
		4,365
			Reinsurance (0.02%)
Oil Company - Integrated (1.24%)			Axis Capital Holdings Ltd	523	16
Exxon Mobil Corp	11,672	801	Endurance Specialty Holdings Ltd	216	8
Petroleo Brasileiro SA ADR	21,700	853	Odyssey Re Holdings Corp	47	3
Suncor Energy Inc	26,700	923	Reinsurance Group of America Inc	76	3
		2,577	Validus Holdings Ltd	179	5
Oil Field Machinery & Equipment (0.81%)					35
Cameron International Corp (a)	2,016	76	REITS - Diversified (0.02%)
Dresser-Rand Group Inc (a)	1,093	34	Digital Realty Trust Inc	962	44
FMC Technologies Inc (a)	29,993	1,567
		1,677	REITS - Healthcare (0.05%)
			HCP Inc	1,415	41
Oil Refining & Marketing (0.02%)
			Health Care REIT Inc	735	30
Frontier Oil Corp	1,068	15
			Nationwide Health Properties Inc	1,031	32
Holly Corp	559	14
					103
Tesoro Corp/Texas	752	11
		40	REITS - Office Property (0.00%)
			Alexandria Real Estate Equities Inc	110	6
Paper & Related Products (0.01%)
Rayonier Inc	471	19	REITS - Regional Malls (0.03%)
			Simon Property Group Inc	919	64
Pharmacy Services (1.49%)
Express Scripts Inc (a)	2,538	197	REITS - Shopping Centers (0.00%)
Medco Health Solutions Inc (a)	52,170	2,885	Federal Realty Investment Trust	102	6
Omnicare Inc	645	15
		3,097	REITS - Storage (0.04%)
Pipelines (0.01%)			Public Storage	1,184	89
El Paso Corp	2,533	26
			Rental - Auto & Equipment (0.01%)
Power Converter & Supply Equipment (0.20%)			Aaron's Inc	619	16
Hubbell Inc	89	4
			Research & Development (0.02%)
Sunpower Corp - Class B (a)	16,300	411	Pharmaceutical Product Development Inc	1,405	31
		415
Printing - Commercial (0.01%)			Respiratory Products (0.02%)
RR Donnelley & Sons Co	702	15	ResMed Inc (a)	1,013	46

Property & Casualty Insurance (0.01%)			Retail - Apparel & Shoe (0.22%)
WR Berkley Corp	592	15	Abercrombie & Fitch Co	599	20
			Aeropostale Inc (a)	877	38
Protection - Safety (0.01%)			Chico's FAS Inc (a)	2,224	29
Brink's Home Security Holdings Inc (a)	603	19	Gap Inc/The	3,687	79
			Guess? Inc	786	29
Publishing - Books (0.01%)			Ltd Brands Inc	2,322	39
John Wiley & Sons Inc	544	19	Nordstrom Inc	2,156	66

114

Schedule of Investments
LargeCap Growth Account I
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Apparel & Shoe (continued)			Retail - Jewelry (0.03%)
Phillips-Van Heusen Corp	447 $	19	Tiffany & Co	1,518 $	58
Ross Stores Inc	1,676	80
Urban Outfitters Inc (a)	1,730	52	Retail - Mail Order (0.01%)
		451	Williams-Sonoma Inc	511	10

Retail - Auto Parts (0.31%)			Retail - Major Department Store (0.07%)
Advance Auto Parts Inc	1,276	50	TJX Cos Inc	3,637	135
AutoZone Inc (a)	424	62
O'Reilly Automotive Inc (a)	14,600	528	Retail - Office Supplies (0.07%)
		640	Staples Inc	6,450	150

Retail - Automobile (0.02%)			Retail - Pet Food & Supplies (1.09%)
AutoNation Inc (a)	93	2	PetSmart Inc	103,666	2,255
Copart Inc (a)	868	29
Penske Auto Group Inc	185	3	Retail - Regional Department Store (0.45%)
		34	Kohl's Corp (a)	16,502	941
Retail - Bedding (0.52%)
			Retail - Restaurants (1.20%)
Bed Bath & Beyond Inc (a)	28,625	1,075
			Brinker International Inc	1,321	21
Retail - Bookstore (0.00%)			Chipotle Mexican Grill Inc (a)	427	41
Barnes & Noble Inc	104	2	Darden Restaurants Inc	1,783	61
			McDonald's Corp	9,662	551
Retail - Building Products (0.50%)			Panera Bread Co (a)	377	21
Home Depot Inc	1,512	40	Starbucks Corp (a)	37,400	772
Lowe's Cos Inc	47,361	992	Yum! Brands Inc	30,264	1,022
		1,032			2,489
Retail - Catalog Shopping (0.01%)			Retail - Sporting Goods (0.01%)
MSC Industrial Direct Co	560	24	Dick's Sporting Goods Inc (a)	1,160	26

Retail - Computer Equipment (0.03%)			Savings & Loans - Thrifts (0.03%)
GameStop Corp (a)	1,940	51	Capitol Federal Financial	263	9
			Hudson City Bancorp Inc	3,495	46
Retail - Consumer Electronics (0.06%)			TFS Financial Corp	129	1
Best Buy Co Inc	2,983	112			56
RadioShack Corp	215	3
		115	Schools (0.12%)
			Apollo Group Inc (a)	1,129	83
Retail - Discount (3.41%)			Career Education Corp (a)	869	21
Big Lots Inc (a)	123	3	DeVry Inc	805	45
Costco Wholesale Corp	59,946	3,385	ITT Educational Services Inc (a)	504	56
Dollar Tree Inc (a)	1,213	59	Strayer Education Inc	184	40
Family Dollar Stores Inc	1,907	50			245
Target Corp	6,659	311
Wal-Mart Stores Inc	66,709	3,275	Semiconductor Component - Integrated Circuits (0.93%)
		7,083	Analog Devices Inc	2,610	72
			Integrated Device Technology Inc (a)	468	3
Retail - Drug Store (0.70%)			Marvell Technology Group Ltd (a)	111,112	1,799
CVS Caremark Corp	32,159	1,150	Maxim Integrated Products Inc	3,325	60
Walgreen Co	7,957	298			1,934
		1,448
			Semiconductor Equipment (0.45%)
			ASML Holding NV	31,700	937

Schedule of Investments
LargeCap Growth Account I
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Soap & Cleaning Products (0.03%)			Transport - Services (0.79%)
Church & Dwight Co Inc	949 $	54	CH Robinson Worldwide Inc	1,510 $	87
			Expeditors International of Washington Inc	34,667	1,219
Software Tools (0.01%)			United Parcel Service Inc	5,511	311
VMware Inc (a)	686	28	UTI Worldwide Inc	1,191	17
					1,634
Steel - Producers (0.01%)
Schnitzer Steel Industries Inc	260	14	Transport - Truck (0.01%)
			Landstar System Inc	684	26
Steel Pipe & Tube (0.01%)
Valmont Industries Inc	282	24	Veterinary Diagnostics (0.01%)
			VCA Antech Inc (a)	1,101	30
Telecommunication Equipment (0.03%)
Harris Corp	1,380	52	Vitamins & Nutrition Products (0.02%)
			Herbalife Ltd	816	27
Telecommunication Equipment - Fiber Optics (0.08%)			Mead Johnson Nutrition Co	231	10
Corning Inc	10,707	164			37
JDS Uniphase Corp (a)	1,457	10
			Web Portals (3.32%)
		174	Google Inc (a)	13,553	6,720
Telecommunication Services (0.02%)			Sohu.com Inc (a)	401	28
NeuStar Inc (a)	939	21	Yahoo! Inc (a)	8,835	157
tw telecom inc (a)	1,994	27			6,905
		48
			Wireless Equipment (4.12%)
Telephone - Integrated (0.02%)			American Tower Corp (a)	65,635	2,389
Frontier Communications Corp	1,784	13	Crown Castle International Corp (a)	42,721	1,340
Windstream Corp	2,662	27	Qualcomm Inc	106,350	4,784
		40	SBA Communications Corp (a)	1,574	42
Television (0.00%)					8,555
CTC Media Inc (a)	473	7	TOTAL COMMON STOCKS	$ 204,502

Tobacco (0.67%)				Principal
Altria Group Inc	20,022	357		Amount	Value
				(000's)	(000's)
Lorillard Inc	1,542	114
Philip Morris International Inc	18,995	926	REPURCHASE AGREEMENTS (0.61%)
		1,397	Diversified Banking Institutions (0.61%)
			Investment in Joint Trading Account; Bank
Tools - Hand Held (0.00%)			of America Repurchase Agreement; 0.03%
Snap-On Inc	214	7	dated 09/30/09 maturing 10/01/09
			(collateralized by Sovereign Agency
Toys (0.06%)			Issues; $402,000; 0.00% - 5.70%; dated
			11/13/09 - 11/19/24)	$ 394 $	394
Hasbro Inc	1,002	28
			Investment in Joint Trading Account; Credit
Marvel Entertainment Inc (a)	633	31	Suisse Repurchase Agreement; 0.03%
Mattel Inc	3,617	67	dated 09/30/09 maturing 10/01/09
		126	(collateralized by US Treasury Notes;
			$391,000; 0.88%; dated 12/31/10 -
Transport - Marine (0.00%)			03/31/11)	383	383
Kirby Corp (a)	150	6	Investment in Joint Trading Account;
			Deutsche Bank Repurchase Agreement;
Transport - Rail (0.08%)			0.06% dated 09/30/09 maturing 10/01/09
Norfolk Southern Corp	638	28	(collateralized by Sovereign Agency
			Issues; $112,000; 0.00% - 3.75%; dated
Union Pacific Corp	2,454	143	11/13/09 - 03/27/19)	109	109
		171

		Schedule of Investments
	LargeCap Growth Account I
		September 30, 2009 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)
REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.03% dated 09/30/09 maturing 10/01/09
(collateralized by Sovereign Agency Issue;
$391,000; 0.00%; dated 02/26/10)	$ 383 $	383
		1,269
TOTAL REPURCHASE AGREEMENTS	$ 1,269
Total Investments	$ 205,771
Other Assets in Excess of Liabilities, Net - 0.93%		1,923
TOTAL NET ASSETS - 100.00%	$ 207,694

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 31,877
Unrealized Depreciation		(3,926)
Net Unrealized Appreciation (Depreciation)		27,951
Cost for federal income tax purposes		177,820
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		24.72%
Technology		20.24%
Communications		14.95%
Industrial		11.34%
Consumer, Cyclical		11.30%
Energy		7.05%
Financial		7.02%
Basic Materials		1.88%
Utilities		0.57%
Other Assets in Excess of Liabilities, Net		0.93%
TOTAL NET ASSETS		100.00%
Other Assets Summary (unaudited)
Asset Type		Percent
Futures		2.03%

		Futures Contracts
					Current	Unrealized
				Original	Market	Appreciation/
Type		Buy/Sell	Contracts	Value	Value	(Depreciation)
S&P 500; December 2009		Buy	16	$ 4,182	$ 4,211	$ 29
All dollar amounts are shown in thousands (000's)

117

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (98.54%)			COMMON STOCKS (continued)
Advertising Agencies (0.16%)			Auto - Car & Light Trucks (0.24%)
Interpublic Group of Cos Inc (a)	5,698 $	43	Ford Motor Co (a)	37,759 $	272
Omnicom Group Inc	3,643	134
		177	Auto - Medium & Heavy Duty Trucks (0.14%)
			Paccar Inc	4,259	161
Aerospace & Defense (1.39%)
Boeing Co/The	8,515	461	Auto/Truck Parts & Equipment - Original (0.16%)
General Dynamics Corp	4,514	292	Johnson Controls Inc	6,980	178
Lockheed Martin Corp	3,784	295
Northrop Grumman Corp	3,729	193	Beverages - Non-Alcoholic (2.47%)
Raytheon Co	4,564	219	Coca-Cola Co/The	27,164	1,459
Rockwell Collins Inc	1,848	94	Coca-Cola Enterprises Inc	3,718	80
		1,554	Dr Pepper Snapple Group Inc (a)	2,978	86
			Pepsi Bottling Group Inc	1,689	61
Aerospace & Defense Equipment (0.67%)
Goodrich Corp	1,453	79	PepsiCo Inc	18,261	1,071
United Technologies Corp	11,033	672			2,757
		751	Beverages - Wine & Spirits (0.09%)
			Brown-Forman Corp	1,302	63
Agricultural Chemicals (0.49%)
CF Industries Holdings Inc	568	49	Constellation Brands Inc (a)	2,329	35
Monsanto Co	6,399	495			98
		544	Brewery (0.08%)
			Molson Coors Brewing Co	1,838	89
Agricultural Operations (0.20%)
Archer-Daniels-Midland Co	7,526	220	Broadcasting Services & Programming (0.03%)
			Scripps Networks Interactive	1,046	39
Airlines (0.07%)
Southwest Airlines Co	8,691	83	Building - Residential & Commercial (0.11%)
			DR Horton Inc	3,234	37
Apparel Manufacturers (0.22%)
Coach Inc	3,728	123	KB Home	867	14
Polo Ralph Lauren Corp	678	52	Lennar Corp	1,808	26
VF Corp	1,045	75	Pulte Homes Inc	3,705	41
		250			118
Appliances (0.05%)			Building Products - Wood (0.05%)
Whirlpool Corp	868	61	Masco Corp	4,210	54

Applications Software (2.41%)			Cable/Satellite TV (0.80%)
Citrix Systems Inc (a)	2,146	84	Comcast Corp - Class A	33,639	568
Compuware Corp (a)	2,784	20	DIRECTV Group Inc/The (a)	5,270	145
Intuit Inc (a)	3,787	108	Time Warner Cable Inc	4,130	178
Microsoft Corp	90,870	2,353			891
Red Hat Inc (a)	2,204	61	Casino Hotels (0.05%)
Salesforce.com Inc (a)	1,279	73	Wynn Resorts Ltd (a)	808	57
		2,699
			Casino Services (0.07%)
Athletic Footwear (0.26%)			International Game Technology	3,473	75
Nike Inc	4,557	295
			Cellular Telecommunications (0.03%)
Audio & Video Products (0.02%)			MetroPCS Communications Inc (a)	3,055	29
Harman International Industries Inc	813	28
			Chemicals - Diversified (0.76%)
			Dow Chemical Co/The	13,405	349

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Chemicals - Diversified (continued)			Computer Services (continued)
EI Du Pont de Nemours & Co	10,592 $	340	Computer Sciences Corp (a)	1,778 $	94
FMC Corp	850	48			289
PPG Industries Inc	1,933	113	Computers (4.91%)
		850	Apple Inc (a)	10,501	1,947
Chemicals - Specialty (0.26%)			Dell Inc (a)	20,173	308
Eastman Chemical Co	852	46	Hewlett-Packard Co	27,793	1,312
Ecolab Inc	2,776	128	IBM Corp	15,366	1,838
International Flavors & Fragrances Inc	926	35	Sun Microsystems Inc (a)	8,831	80
Sigma-Aldrich Corp	1,428	77			5,485
		286	Computers - Integrated Systems (0.05%)
Coal (0.21%)			Teradata Corp (a)	2,014	55
Consol Energy Inc	2,118	95
Massey Energy Co	1,002	28	Computers - Memory Devices (0.59%)
Peabody Energy Corp	3,137	117	EMC Corp/Massachusetts (a)	23,702	404
		240	NetApp Inc (a)	3,943	105
			SanDisk Corp (a)	2,662	58
Coatings & Paint (0.06%)			Western Digital Corp (a)	2,634	96
Sherwin-Williams Co/The	1,145	69			663
Commercial Banks (0.41%)			Computers - Peripheral Equipment (0.02%)
BB&T Corp	7,989	218	Lexmark International Inc (a)	915	20
First Horizon National Corp (a)	2,563	34
M&T Bank Corp	968	60	Consumer Products - Miscellaneous (0.41%)
Marshall & Ilsley Corp	4,315	35	Clorox Co	1,633	96
Regions Financial Corp	13,928	86	Fortune Brands Inc	1,761	76
Zions Bancorporation	1,482	27	Kimberly-Clark Corp	4,859	286
		460			458
Commercial Services (0.11%)			Containers - Metal & Glass (0.11%)
Convergys Corp (a)	1,440	14	Ball Corp	1,103	54
Iron Mountain Inc (a)	2,113	56	Owens-Illinois Inc (a)	1,974	73
Quanta Services Inc (a)	2,325	52			127
		122	Containers - Paper & Plastic (0.10%)
Commercial Services - Finance (0.83%)			Bemis Co Inc	1,266	33
Automatic Data Processing Inc	5,886	231	Pactiv Corp (a)	1,547	40
Equifax Inc	1,481	43	Sealed Air Corp	1,861	37
H&R Block Inc	3,930	72			110
Mastercard Inc	1,125	228	Cosmetics & Toiletries (2.37%)
Moody's Corp	2,299	47	Avon Products Inc	5,005	170
Paychex Inc	3,766	109	Colgate-Palmolive Co	5,842	446
Total System Services Inc	2,311	37	Estee Lauder Cos Inc/The	1,383	51
Western Union Co/The	8,223	156	Procter & Gamble Co (b)	34,215	1,982
		923			2,649
Computer Aided Design (0.06%)			Cruise Lines (0.15%)
Autodesk Inc (a)	2,693	64	Carnival Corp	5,136	171

Computer Services (0.26%)			Data Processing & Management (0.17%)
Affiliated Computer Services Inc (a)	1,145	62	Dun & Bradstreet Corp	618	47
Cognizant Technology Solutions Corp (a)	3,437	133	Fidelity National Information Services Inc	2,249	57

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Data Processing & Management (continued)			Electric - Generation (0.10%)
Fiserv Inc (a)	1,810 $	87	AES Corp/The	7,818 $	116
		191
			Electric - Integrated (3.16%)
Dental Supplies & Equipment (0.08%)			Allegheny Energy Inc	1,987	53
Dentsply International Inc	1,742	60	Ameren Corp	2,736	69
Patterson Cos Inc (a)	1,090	30	American Electric Power Co Inc	5,589	173
		90	CMS Energy Corp	2,683	36
Dialysis Centers (0.06%)			Consolidated Edison Inc	3,223	132
DaVita Inc (a)	1,219	69	Constellation Energy Group Inc	2,352	76
			Dominion Resources Inc/VA	6,977	241
Disposable Medical Products (0.08%)			DTE Energy Co	1,928	68
CR Bard Inc	1,144	90	Duke Energy Corp	15,200	239
Distribution & Wholesale (0.18%)			Edison International	3,819	128
Fastenal Co	1,550	60	Entergy Corp	2,295	183
Genuine Parts Co	1,870	71	Exelon Corp	7,726	383
WW Grainger Inc	734	66	FirstEnergy Corp	3,573	163
		197	FPL Group Inc	4,823	266
			Integrys Energy Group Inc	896	32
Diversified Banking Institutions (5.43%)			Northeast Utilities	2,055	49
Bank of America Corp	101,412	1,716	Pepco Holdings Inc	2,588	39
Citigroup Inc	152,872	740	PG&E Corp	4,345	176
Goldman Sachs Group Inc/The	5,993	1,105	Pinnacle West Capital Corp	1,186	39
JP Morgan Chase & Co	46,098	2,020	PPL Corp	4,414	134
Morgan Stanley	15,932	492	Progress Energy Inc	3,274	128
		6,073	Public Service Enterprise Group Inc	5,931	187
Diversified Manufacturing Operations (3.47%)			SCANA Corp	1,293	45
3M Co	8,186	604	Southern Co	9,331	296
Danaher Corp	3,036	204	TECO Energy Inc	2,505	35
Dover Corp	2,182	85	Wisconsin Energy Corp	1,370	62
Eaton Corp	1,941	110	Xcel Energy Inc	5,342	103
General Electric Co	124,565	2,045			3,535
Honeywell International Inc	8,815	327	Electric Products - Miscellaneous (0.35%)
Illinois Tool Works Inc	4,514	193	Emerson Electric Co	8,810	353
ITT Corp	2,138	111	Molex Inc	1,593	33
Leggett & Platt Inc	1,830	36			386
Parker Hannifin Corp	1,882	98
Textron Inc	3,168	60	Electronic Components - Miscellaneous (0.03%)
		3,873	Jabil Circuit Inc	2,161	29
Diversified Operations (0.05%)			Electronic Components - Semiconductors (2.11%)
Leucadia National Corp	2,228	55	Advanced Micro Devices Inc (a)	6,574	37
			Altera Corp	3,448	71
E-Commerce - Products (0.33%)			Broadcom Corp (a)	5,057	155
Amazon.com Inc (a)	3,897	364	Intel Corp	65,618	1,284
			LSI Corp (a)	7,642	42
E-Commerce - Services (0.33%)
			MEMC Electronic Materials Inc (a)	2,620	44
eBay Inc (a)	13,159	311
Expedia Inc (a)	2,468	59	Microchip Technology Inc	2,145	57
			Micron Technology Inc (a)	9,927	81
		370
			National Semiconductor Corp	2,744	39
			Nvidia Corp (a)	6,421	97

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Semiconductors			Finance - Investment Banker & Broker (0.21%)
(continued)			Charles Schwab Corp/The	11,158 $	214
QLogic Corp (a)	1,384 $	24	E*Trade Financial Corp (a)	10,866	19
Texas Instruments Inc	14,786	350			233
Xilinx Inc	3,235	76
		2,357	Finance - Other Services (0.40%)
			CME Group Inc	779	240
Electronic Connectors (0.07%)			IntercontinentalExchange Inc (a)	858	84
Amphenol Corp	2,009	76	NASDAQ OMX Group Inc/The (a)	1,664	35
Electronic Forms (0.18%)			NYSE Euronext	3,048	88
Adobe Systems Inc (a)	6,154	203			447
			Financial Guarantee Insurance (0.01%)
Electronic Measurement Instruments (0.15%)			MBIA Inc (a)	1,853	14
Agilent Technologies Inc (a)	4,045	112
FLIR Systems Inc (a)	1,776	50	Food - Confectionery (0.13%)
		162	Hershey Co/The	1,944	75
Electronics - Military (0.10%)			JM Smucker Co/The	1,394	74
L-3 Communications Holdings Inc	1,366	110			149
			Food - Dairy Products (0.03%)
Engineering - Research & Development Services (0.16%)			Dean Foods Co (a)	2,113	38
Fluor Corp	2,108	107
Jacobs Engineering Group Inc (a)	1,452	67	Food - Meat Products (0.07%)
		174	Hormel Foods Corp	818	29
Engines - Internal Combustion (0.09%)			Tyson Foods Inc	3,579	45
Cummins Inc	2,366	106			74
			Food - Miscellaneous/Diversified (1.18%)
Enterprise Software & Services (1.03%)			Campbell Soup Co	2,258	74
BMC Software Inc (a)	2,157	81	ConAgra Foods Inc	5,182	112
CA Inc	4,666	103	General Mills Inc	3,814	245
Novell Inc (a)	4,065	18	HJ Heinz Co	3,695	147
Oracle Corp	45,781	954	Kellogg Co	3,007	148
		1,156	Kraft Foods Inc	17,289	454
Entertainment Software (0.06%)			McCormick & Co Inc/MD	1,532	52
Electronic Arts Inc (a)	3,792	72	Sara Lee Corp	8,154	91
					1,323
Fiduciary Banks (0.79%)
			Food - Retail (0.31%)
Bank of New York Mellon Corp/The	14,099	409
			Kroger Co/The	7,636	158
Northern Trust Corp	2,830	164
			Safeway Inc	4,882	96
State Street Corp	5,796	305
			SUPERVALU Inc	2,485	38
		878
			Whole Foods Market Inc (a)	1,647	50
Filtration & Separation Products (0.04%)					342
Pall Corp	1,382	45
			Food - Wholesale & Distribution (0.15%)
Finance - Consumer Loans (0.04%)			Sysco Corp	6,928	172
SLM Corp (a)	5,481	48
			Forestry (0.13%)
Finance - Credit Card (0.51%)			Plum Creek Timber Co Inc	1,908	58
American Express Co	13,940	472	Weyerhaeuser Co	2,477	91
Discover Financial Services	6,279	102			149
		574	Gas - Distribution (0.24%)
			Centerpoint Energy Inc	4,529	56

121

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Gas - Distribution (continued)			Internet Security (continued)
Nicor Inc	530 $	20	VeriSign Inc (a)	2,261 $	54
NiSource Inc	3,227	45			292
Sempra Energy	2,876	143	Investment Management & Advisory Services (0.58%)
		264	Ameriprise Financial Inc	2,989	109
Gold Mining (0.23%)			Federated Investors Inc	1,037	27
Newmont Mining Corp	5,744	253	Franklin Resources Inc	1,755	177
			Invesco Ltd	4,877	111
Hazardous Waste Disposal (0.04%)			Janus Capital Group Inc	2,135	30
Stericycle Inc (a)	997	48	Legg Mason Inc	1,904	59
			T Rowe Price Group Inc	3,002	137
Home Decoration Products (0.05%)
					650
Newell Rubbermaid Inc	3,255	51
			Life & Health Insurance (0.65%)
Hotels & Motels (0.17%)			Aflac Inc	5,480	234
Marriott International Inc/DE	2,947	81	Lincoln National Corp	3,541	92
Starwood Hotels & Resorts Worldwide Inc	2,190	73	Prudential Financial Inc	5,427	271
Wyndham Worldwide Corp	2,094	34	Torchmark Corp	970	42
		188	Unum Group	3,885	83
Human Resources (0.06%)					722
Monster Worldwide Inc (a)	1,476	26	Linen Supply & Related Items (0.04%)
Robert Half International Inc	1,780	44	Cintas Corp	1,540	47
		70
			Machinery - Construction & Mining (0.33%)
Independent Power Producer (0.01%)
			Caterpillar Inc	7,283	374
Dynegy Inc (a)	5,943	15
			Machinery - Farm (0.19%)
Industrial Automation & Robots (0.06%)
			Deere & Co	4,958	213
Rockwell Automation Inc/DE	1,664	71
			Machinery - Pumps (0.06%)
Industrial Gases (0.48%)
			Flowserve Corp	656	65
Air Products & Chemicals Inc	2,463	191
Airgas Inc	957	46	Medical - Biomedical/Gene (1.79%)
Praxair Inc	3,596	294	Amgen Inc (a)	11,903	717
		531	Biogen Idec Inc (a)	3,386	171
Instruments - Scientific (0.27%)			Celgene Corp (a)	5,376	300
PerkinElmer Inc	1,368	26	Genzyme Corp (a)	3,168	180
Thermo Fisher Scientific Inc (a)	4,784	209	Gilead Sciences Inc (a)	10,600	494
Waters Corp (a)	1,120	63	Life Technologies Corp (a)	2,067	96
		298	Millipore Corp (a)	651	46
Insurance Brokers (0.25%)					2,004
Aon Corp	3,217	131	Medical - Drugs (5.01%)
Marsh & McLennan Cos Inc	6,140	152	Abbott Laboratories	18,121	896
		283	Allergan Inc/United States	3,605	205
Internet Infrastructure Software (0.04%)			Bristol-Myers Squibb Co	23,220	523
Akamai Technologies Inc (a)	2,021	40	Cephalon Inc (a)	875	51
			Eli Lilly & Co	11,852	392
Internet Security (0.26%)			Forest Laboratories Inc (a)	3,536	104
McAfee Inc (a)	1,843	81	King Pharmaceuticals Inc (a)	2,909	31
Symantec Corp (a)	9,547	157	Merck & Co Inc/NJ	24,720	782
			Pfizer Inc	79,112	1,309

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Drugs (continued)			Metal - Aluminum (0.13%)
Schering-Plough Corp	19,153 $	541	Alcoa Inc	11,421 $	150
Wyeth	15,649	760
		5,594	Metal - Copper (0.30%)
			Freeport-McMoRan Copper & Gold Inc	4,827	331
Medical - Generic Drugs (0.09%)
Mylan Inc/PA (a)	3,579	57	Metal Processors & Fabrication (0.15%)
Watson Pharmaceuticals Inc (a)	1,239	46	Precision Castparts Corp	1,644	167
		103
Medical - HMO (0.85%)			Motorcycle/Motor Scooter (0.06%)
Aetna Inc	5,117	142	Harley-Davidson Inc	2,750	63
Cigna Corp	3,197	90	Multi-Line Insurance (1.01%)
Coventry Health Care Inc (a)	1,753	35	Allstate Corp/The	6,287	193
Humana Inc (a)	1,989	74	American International Group Inc (a)	1,577	70
UnitedHealth Group Inc	13,626	341	Assurant Inc	1,382	44
WellPoint Inc (a)	5,569	264	Cincinnati Financial Corp	1,906	50
		946	Genworth Financial Inc	5,641	67
Medical - Hospitals (0.03%)			Hartford Financial Services Group Inc	4,504	119
Tenet Healthcare Corp (a)	5,075	30	Loews Corp	4,264	146
			MetLife Inc	9,596	365
Medical - Wholesale Drug Distribution (0.34%)			XL Capital Ltd	4,011	70
AmerisourceBergen Corp	3,484	78			1,124
Cardinal Health Inc	4,216	113
McKesson Corp	3,120	186	Multimedia (1.45%)
		377	McGraw-Hill Cos Inc/The	3,690	93
			Meredith Corp	427	13
Medical Information Systems (0.03%)			News Corp	26,354	316
IMS Health Inc	2,138	33	Time Warner Inc	13,898	400
			Viacom Inc (a)	7,114	199
Medical Instruments (0.84%)
			Walt Disney Co/The	21,786	598
Boston Scientific Corp (a)	17,671	187
					1,619
Intuitive Surgical Inc (a)	445	117
Medtronic Inc	12,974	477	Networking Products (1.57%)
St Jude Medical Inc (a)	4,079	159	Cisco Systems Inc (a)	67,610	1,592
		940	Juniper Networks Inc (a)	6,145	166
					1,758
Medical Laboratory & Testing Service (0.16%)
Laboratory Corp of America Holdings (a)	1,269	83	Non-Ferrous Metals (0.01%)
Quest Diagnostics Inc	1,829	96	Titanium Metals Corp	995	10
		179
			Non-Hazardous Waste Disposal (0.24%)
Medical Products (2.72%)			Republic Services Inc	3,778	101
Baxter International Inc	7,065	403	Waste Management Inc	5,775	172
Becton Dickinson and Co	2,806	196			273
CareFusion Corp (a)	2,110	46
Hospira Inc (a)	1,888	84	Office Automation & Equipment (0.12%)
Johnson & Johnson	32,303	1,967	Pitney Bowes Inc	2,427	60
Stryker Corp	3,309	150	Xerox Corp	10,187	79
Varian Medical Systems Inc (a)	1,471	62			139
Zimmer Holdings Inc (a)	2,512	134	Office Supplies & Forms (0.04%)
		3,042	Avery Dennison Corp	1,322	48

123

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil - Field Services (1.27%)			Paper & Related Products (0.14%)
Baker Hughes Inc	3,632 $	155	International Paper Co	5,073 $	113
BJ Services Co	3,424	66	MeadWestvaco Corp	2,006	45
Halliburton Co	10,570	287			158
Schlumberger Ltd	14,041	837	Pharmacy Services (0.50%)
Smith International Inc	2,585	74	Express Scripts Inc (a)	3,217	250
		1,419	Medco Health Solutions Inc (a)	5,553	307
Oil & Gas Drilling (0.22%)					557
Diamond Offshore Drilling Inc	815	78	Photo Equipment & Supplies (0.01%)
ENSCO International Inc	1,670	71	Eastman Kodak Co	3,144	15
Nabors Industries Ltd (a)	3,329	69
Rowan Cos Inc	1,333	31	Pipelines (0.31%)
		249	El Paso Corp	8,219	85
Oil Company - Exploration & Production (2.89%)			Spectra Energy Corp	7,571	143
Anadarko Petroleum Corp	5,750	361	Williams Cos Inc	6,833	122
Apache Corp	3,936	362			350
Cabot Oil & Gas Corp	1,215	43	Printing - Commercial (0.05%)
Chesapeake Energy Corp	7,521	214	RR Donnelley & Sons Co	2,406	51
Denbury Resources Inc (a)	2,924	44
Devon Energy Corp	5,202	350	Property & Casualty Insurance (0.60%)
EOG Resources Inc	2,953	247	Chubb Corp	4,101	207
EQT Corp	1,534	65	Progressive Corp/The	7,954	132
Noble Energy Inc	2,032	134	Travelers Cos Inc/The	6,653	327
Occidental Petroleum Corp	9,504	745			666
Pioneer Natural Resources Co	1,349	49	Publicly Traded Investment Fund (0.71%)
Questar Corp	2,042	77	iShares S&P 500 Index Fund/US	7,470	791
Range Resources Corp	1,843	91
Southwestern Energy Co (a)	4,038	172	Publishing - Newspapers (0.04%)
XTO Energy Inc	6,801	281	Gannett Co Inc	2,752	34
		3,235	New York Times Co/The	1,355	11
					45
Oil Company - Integrated (6.16%)
Chevron Corp	23,508	1,656	Quarrying (0.07%)
ConocoPhillips	17,382	785	Vulcan Materials Co	1,465	79
Exxon Mobil Corp (b)	56,332	3,865
Hess Corp	3,412	182	Real Estate Management & Services (0.03%)
Marathon Oil Corp	8,296	264	CB Richard Ellis Group Inc (a)	2,815	33
Murphy Oil Corp	2,237	129	Regional Banks (2.57%)
		6,881	Capital One Financial Corp	5,333	191
Oil Field Machinery & Equipment (0.34%)			Comerica Inc	1,771	52
Cameron International Corp (a)	2,577	98	Fifth Third Bancorp	9,322	94
FMC Technologies Inc (a)	1,435	75	Huntington Bancshares Inc/OH	7,809	37
National Oilwell Varco Inc (a)	4,902	211	Keycorp	10,298	67
		384	PNC Financial Services Group Inc	5,408	263
Oil Refining & Marketing (0.17%)			SunTrust Banks Inc	5,847	132
Sunoco Inc	1,370	39	US Bancorp	22,412	490
Tesoro Corp/Texas	1,636	24	Wells Fargo & Co	54,759	1,543
Valero Energy Corp	6,597	128			2,869
		191

124

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Apartments (0.17%)			Retail - Computer Equipment (0.05%)
Apartment Investment & Management Co	1,372 $	20	GameStop Corp (a)	1,930 $	51
AvalonBay Communities Inc	937	68
Equity Residential	3,211	99	Retail - Consumer Electronics (0.16%)
		187	Best Buy Co Inc	4,002	150
			RadioShack Corp	1,467	24
REITS - Diversified (0.11%)					174
Vornado Realty Trust	1,830	118
			Retail - Discount (1.80%)
REITS - Healthcare (0.20%)			Big Lots Inc (a)	969	24
HCP Inc	3,436	99	Costco Wholesale Corp	5,098	288
Health Care REIT Inc	1,405	58	Family Dollar Stores Inc	1,638	43
Ventas Inc	1,835	71	Target Corp	8,813	412
		228	Wal-Mart Stores Inc	25,317	1,243
REITS - Hotels (0.07%)					2,010
Host Hotels & Resorts Inc	7,079	83	Retail - Drug Store (0.93%)
			CVS Caremark Corp	16,917	604
REITS - Office Property (0.10%)			Walgreen Co	11,632	436
Boston Properties Inc	1,624	106			1,040

REITS - Regional Malls (0.21%)			Retail - Jewelry (0.05%)
Simon Property Group Inc	3,340	232	Tiffany & Co	1,455	56

REITS - Shopping Centers (0.05%)			Retail - Major Department Store (0.28%)
Kimco Realty Corp	4,412	58	JC Penney Co Inc	2,765	93
			Sears Holdings Corp (a)	585	38
REITS - Storage (0.11%)			TJX Cos Inc	4,968	185
Public Storage	1,590	120			316

REITS - Warehouse & Industrial (0.06%)			Retail - Office Supplies (0.19%)
ProLogis	5,190	62	Office Depot Inc (a)	3,220	21
			Staples Inc	8,467	197
Retail - Apparel & Shoe (0.24%)					218
Abercrombie & Fitch Co	1,031	34	Retail - Regional Department Store (0.26%)
Gap Inc/The	5,644	121	Kohl's Corp (a)	3,582	205
Ltd Brands Inc	3,130	53	Macy's Inc	4,929	90
Nordstrom Inc	1,931	59			295
		267
			Retail - Restaurants (1.03%)
Retail - Auto Parts (0.10%)			Darden Restaurants Inc	1,634	56
AutoZone Inc (a)	378	55	McDonald's Corp	12,793	730
O'Reilly Automotive Inc (a)	1,603	58	Starbucks Corp (a)	8,640	178
		113	Yum! Brands Inc	5,469	185
Retail - Automobile (0.02%)					1,149
AutoNation Inc (a)	1,106	20	Rubber - Tires (0.04%)
			Goodyear Tire & Rubber Co/The (a)	2,835	48
Retail - Bedding (0.10%)
Bed Bath & Beyond Inc (a)	3,070	115	Savings & Loans - Thrifts (0.12%)
			Hudson City Bancorp Inc	5,529	73
Retail - Building Products (0.80%)
			People's United Financial Inc	4,084	63
Home Depot Inc	19,980	532
					136
Lowe's Cos Inc	17,320	363
		895

125

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Schools (0.16%)			Tobacco (continued)
Apollo Group Inc (a)	1,495 $	110	Reynolds American Inc	1,981 $	88
DeVry Inc	726	40			1,770
Washington Post Co/The	73	34	Tools - Hand Held (0.09%)
		184	Black & Decker Corp	705	33
Semiconductor Component - Integrated Circuits (0.15%)			Snap-On Inc	677	23
Analog Devices Inc	3,417	94	Stanley Works/The	930	40
Linear Technology Corp	2,606	72			96
		166	Toys (0.11%)
Semiconductor Equipment (0.29%)			Hasbro Inc	1,476	41
Applied Materials Inc	15,633	209	Mattel Inc	4,219	78
Kla-Tencor Corp	2,001	72			119
Novellus Systems Inc (a)	1,144	24	Transport - Rail (0.87%)
Teradyne Inc (a)	2,046	19	Burlington Northern Santa Fe Corp	3,069	245
		324	CSX Corp	4,595	192
Steel - Producers (0.24%)			Norfolk Southern Corp	4,309	186
AK Steel Holding Corp	1,282	25	Union Pacific Corp	5,911	345
Nucor Corp	3,689	173			968
United States Steel Corp	1,680	75	Transport - Services (1.04%)
		273	CH Robinson Worldwide Inc	1,974	114
Steel - Specialty (0.04%)			Expeditors International of Washington Inc	2,487	88
Allegheny Technologies Inc	1,150	40	FedEx Corp	3,661	275
			Ryder System Inc	656	26
Telecommunication Equipment (0.08%)			United Parcel Service Inc	11,657	658
Harris Corp	1,536	58			1,161
Tellabs Inc (a)	4,644	32
		90	Web Portals (1.47%)
			Google Inc (a)	2,820	1,398
Telecommunication Equipment - Fiber Optics (0.28%)			Yahoo! Inc (a)	13,983	249
Ciena Corp (a)	1,073	18			1,647
Corning Inc	18,222	279
JDS Uniphase Corp (a)	2,544	18	Wireless Equipment (1.14%)
		315	American Tower Corp (a)	4,626	168
			Motorola Inc	26,906	231
Telephone - Integrated (2.93%)			Qualcomm Inc	19,485	877
AT&T Inc	69,158	1,868			1,276
CenturyTel Inc	3,484	117
Frontier Communications Corp	3,661	28	TOTAL COMMON STOCKS	$ 110,133
Qwest Communications International Inc	17,377	66		Principal
Sprint Nextel Corp (a)	33,710	133		Amount	Value
Verizon Communications Inc	33,297	1,008		(000's)	(000's)
Windstream Corp	5,119	52	REPURCHASE AGREEMENTS (1.30%)
		3,272	Diversified Banking Institutions (1.30%)
			Investment in Joint Trading Account; Bank
Television (0.09%)			of America Repurchase Agreement; 0.03%
CBS Corp	7,944	96	dated 09/30/09 maturing 10/01/09
			(collateralized by Sovereign Agency
Tobacco (1.58%)			Issues; $461,000; 0.00% - 5.70%; dated
Altria Group Inc	24,280	433	11/13/09 - 11/19/24)	$ 452 $	452
Lorillard Inc	1,936	144
Philip Morris International Inc	22,675	1,105

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2009 (unaudited)

	Principal			Other Assets Summary (unaudited)
	Amount	Value	Asset Type		Percent
	(000's)	(000's)	Futures		1.65%
REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.03%
dated 09/30/09 maturing 10/01/09
(collateralized by US Treasury Notes;
$448,000; 0.88%; dated 12/31/10 -
03/31/11)	$ 439 $	439
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.06% dated 09/30/09 maturing 10/01/09
(collateralized by Sovereign Agency
Issues; $128,000; 0.00% - 3.75%; dated
11/13/09 - 03/27/19)	125	125
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.03% dated 09/30/09 maturing 10/01/09
(collateralized by Sovereign Agency Issue;
$448,000; 0.00%; dated 02/26/10)	439	439
		1,455
TOTAL REPURCHASE AGREEMENTS	$ 1,455
Total Investments	$ 111,588
Other Assets in Excess of Liabilities, Net - 0.16%		184
TOTAL NET ASSETS - 100.00%		$ 111,772

(a) Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $463 or 0.41% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 18,900
Unrealized Depreciation		(27,845)
Net Unrealized Appreciation (Depreciation)		(8,945)
Cost for federal income tax purposes		120,533
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		22.83%
Financial		15.98%
Technology		12.45%
Energy		11.59%
Communications		11.02%
Industrial		10.11%
Consumer, Cyclical		8.25%
Utilities		3.52%
Basic Materials		3.33%
Exchange Traded Funds		0.71%
Diversified		0.05%
Other Assets in Excess of Liabilities, Net		0.16%
TOTAL NET ASSETS		100.00%

127

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2009 (unaudited)

Futures Contracts
				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)
S&P 500; December 2009	Buy	7	$ 1,786	$ 1,842	$ 56
All dollar amounts are shown in thousands (000's)

Schedule of Investments
LargeCap Value Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (99.10%)			COMMON STOCKS (continued)
Advertising Agencies (0.40%)			Computers (0.85%)
Omnicom Group Inc	16,462 $	608	Hewlett-Packard Co	27,576 $	1,302

Aerospace & Defense (1.75%)			Computers - Integrated Systems (0.31%)
Boeing Co/The	6,205	336	Teradata Corp (a)	17,216	474
General Dynamics Corp	23,868	1,542
Raytheon Co	16,424	788	Computers - Memory Devices (1.60%)
		2,666	EMC Corp/Massachusetts (a)	96,292	1,641
			Western Digital Corp (a)	21,806	796
Agricultural Operations (0.49%)					2,437
Archer-Daniels-Midland Co	25,784	753
			Consumer Products - Miscellaneous (0.89%)
Auto - Car & Light Trucks (0.24%)			Jarden Corp	27,115	761
Ford Motor Co (a)	50,368	363	Kimberly-Clark Corp	10,239	604
					1,365
Auto - Medium & Heavy Duty Trucks (0.35%)
Oshkosh Corp	17,122	530	Containers - Metal & Glass (0.39%)
			Crown Holdings Inc (a)	21,765	592
Beverages - Non-Alcoholic (0.59%)
Coca-Cola Co/The	3,359	180	Cosmetics & Toiletries (0.68%)
Coca-Cola Enterprises Inc	33,942	727	Procter & Gamble Co	17,839	1,033
		907	Data Processing & Management (0.13%)
Building - Residential & Commercial (0.75%)			Broadridge Financial Solutions Inc	10,030	202
DR Horton Inc	51,617	589
Lennar Corp	38,747	552	Distribution & Wholesale (0.23%)
		1,141	WESCO International Inc (a)	11,957	344

Cable/Satellite TV (2.13%)			Diversified Banking Institutions (10.47%)
Comcast Corp - Class A	149,486	2,525	Bank of America Corp	280,978	4,754
DISH Network Corp (a)	37,641	725	Citigroup Inc	481,645	2,331
		3,250	Goldman Sachs Group Inc/The	17,900	3,300
Chemicals - Specialty (0.86%)			JP Morgan Chase & Co	123,881	5,429
Ashland Inc	12,884	557	Morgan Stanley	5,189	160
Lubrizol Corp	10,573	755			15,974
		1,312	Diversified Manufacturing Operations (5.21%)
Coatings & Paint (0.47%)			General Electric Co	371,547	6,101
Valspar Corp	26,134	719	Illinois Tool Works Inc	22,977	981
			ITT Corp	16,777	875
Commercial Banks (1.86%)					7,957
Bancorpsouth Inc	27,064	661
			Electric - Integrated (5.95%)
BB&T Corp	40,789	1,111	American Electric Power Co Inc	13,066	405
BOK Financial Corp	11,561	535	Dominion Resources Inc/VA	35,465	1,223
Commerce Bancshares Inc	14,124	526	DPL Inc	23,550	615
		2,833	Duke Energy Corp	9,962	157
Commercial Services - Finance (0.41%)			Edison International	26,351	885
H&R Block Inc	34,062	626	Exelon Corp	7,691	382
			FPL Group Inc	23,740	1,311
Computer Services (0.40%)			NSTAR	7,654	244
Computer Sciences Corp (a)	11,622	613	OGE Energy Corp	19,107	632
			PG&E Corp	25,201	1,020
			Progress Energy Inc	26,369	1,030

Schedule of Investments
LargeCap Value Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electric - Integrated (continued)			Internet Security (0.33%)
Southern Co	4,746 $	150	Symantec Corp (a)	30,958 $	510
Xcel Energy Inc	53,120	1,022
		9,076	Investment Management & Advisory Services (0.51%)
			Invesco Ltd	34,213	779
Electronic Components - Semiconductors (1.46%)
Fairchild Semiconductor International Inc (a)	51,065	522	Life & Health Insurance (0.65%)
Intel Corp	87,502	1,713	Unum Group	46,370	994
		2,235
Electronic Connectors (0.39%)			Machinery - Construction & Mining (0.47%)
Thomas & Betts Corp (a)	19,973	601	Bucyrus International Inc	20,014	713

Engineering - Research & Development Services (0.36%)			Medical - Biomedical/Gene (0.42%)
URS Corp (a)	12,686	554	Amgen Inc (a)	10,630	640

Fiduciary Banks (0.99%)			Medical - Drugs (4.00%)
Bank of New York Mellon Corp/The	20,597	597	Bristol-Myers Squibb Co	55,982	1,261
State Street Corp	17,476	919	Merck & Co Inc/NJ	30,396	961
		1,516	Pfizer Inc	165,354	2,736
			Wyeth	23,646	1,149
Finance - Auto Loans (0.33%)					6,107
AmeriCredit Corp (a)	31,408	496
			Medical - Generic Drugs (0.44%)
Finance - Other Services (0.28%)			Mylan Inc/PA (a)	42,223	676
NASDAQ OMX Group Inc/The (a)	20,472	431
			Medical - HMO (1.10%)
Food - Canned (0.54%)			UnitedHealth Group Inc	25,330	634
Del Monte Foods Co	71,636	830	WellPoint Inc (a)	22,007	1,042
					1,676
Food - Meat Products (0.41%)			Medical - Wholesale Drug Distribution (0.45%)
Hormel Foods Corp	17,523	622	AmerisourceBergen Corp	30,662	686

Food - Miscellaneous/Diversified (0.89%)			Medical Products (1.38%)
Kraft Foods Inc	25,814	678	Johnson & Johnson	34,694	2,112
Sara Lee Corp	60,433	673
		1,351	Metal - Copper (0.52%)
Food - Retail (0.83%)			Freeport-McMoRan Copper & Gold Inc	11,533	791
Kroger Co/The	37,024	764
SUPERVALU Inc	32,973	497	Metal - Iron (0.55%)
		1,261	Cliffs Natural Resources Inc	26,041	843
Forestry (0.44%)			Miscellaneous Manufacturers (0.42%)
Plum Creek Timber Co Inc	22,090	677	Aptargroup Inc	17,034	636

Gas - Distribution (0.69%)			Multi-Line Insurance (0.44%)
Atmos Energy Corp	13,440	379	American Financial Group Inc/OH	26,376	673
UGI Corp	26,841	672
		1,051	Multimedia (1.74%)
			Time Warner Inc	22,118	637
Home Decoration Products (0.61%)			Viacom Inc (a)	44,733	1,254
Newell Rubbermaid Inc	59,421	932	Walt Disney Co/The	27,753	762
					2,653

130

Schedule of Investments
LargeCap Value Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil - Field Services (1.83%)			Reinsurance (0.88%)
Halliburton Co	43,597 $	1,183	Allied World Assurance Co Holdings Ltd	13,921 $	667
Schlumberger Ltd	27,067	1,613	PartnerRe Ltd	8,697	669
		2,796			1,336
Oil & Gas Drilling (0.36%)			REITS - Diversified (0.33%)
Atwood Oceanics Inc (a)	15,487	546	Digital Realty Trust Inc	11,021	504

Oil Company - Exploration & Production (6.46%)			REITS - Healthcare (0.91%)
Anadarko Petroleum Corp	26,310	1,650	Nationwide Health Properties Inc	19,437	602
Apache Corp	17,866	1,641	Ventas Inc	20,523	790
Devon Energy Corp	3,832	258			1,392
EXCO Resources Inc	31,505	589	REITS - Regional Malls (0.44%)
Newfield Exploration Co (a)	19,156	815	Simon Property Group Inc	9,604	667
Noble Energy Inc	12,888	850
Occidental Petroleum Corp	33,670	2,640	Retail - Building Products (1.58%)
XTO Energy Inc	34,354	1,419	Home Depot Inc	78,013	2,078
		9,862	Lowe's Cos Inc	15,982	335
Oil Company - Integrated (8.77%)					2,413
Chevron Corp	73,884	5,204	Retail - Consumer Electronics (0.42%)
ConocoPhillips	30,401	1,373	RadioShack Corp	38,186	633
Exxon Mobil Corp (b)	97,155	6,666
Marathon Oil Corp	4,592	146	Retail - Discount (0.76%)
		13,389	Big Lots Inc (a)	21,558	540
			BJ's Wholesale Club Inc (a)	17,123	620
Oil Field Machinery & Equipment (0.49%)					1,160
Cameron International Corp (a)	19,847	751
			Semiconductor Component - Integrated Circuits (0.30%)
Paper & Related Products (0.95%)			Atmel Corp (a)	109,749	460
International Paper Co	37,196	827
Rayonier Inc	15,186	621	Steel - Producers (0.73%)
		1,448	Steel Dynamics Inc	25,298	388
			United States Steel Corp	16,260	722
Pharmacy Services (0.33%)					1,110
Omnicare Inc	22,454	506
			Telecommunication Equipment (0.24%)
Physician Practice Management (0.16%)			CommScope Inc (a)	12,373	370
Mednax Inc (a)	4,550	250
			Telecommunication Equipment - Fiber Optics (0.21%)
Pipelines (0.81%)			JDS Uniphase Corp (a)	44,721	318
El Paso Corp	55,344	571
Spectra Energy Corp	35,194	667	Telephone - Integrated (5.38%)
		1,238	AT&T Inc	149,382	4,035
			CenturyTel Inc	22,753	764
Property & Casualty Insurance (2.50%)			Qwest Communications International Inc	180,527	688
Chubb Corp	26,935	1,358
			Sprint Nextel Corp (a)	198,199	783
HCC Insurance Holdings Inc	25,392	694
			Verizon Communications Inc	64,336	1,947
Travelers Cos Inc/The	35,930	1,769
					8,217
		3,821
			Theaters (0.16%)
Regional Banks (2.92%)			Regal Entertainment Group	19,692	243
US Bancorp	18,588	406
Wells Fargo & Co	143,469	4,043
		4,449

131

Schedule of Investments
LargeCap Value Account
September 30, 2009 (unaudited)

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
	Shares	Value	of investments held by the account as of the period end were as follows:
	Held	(000's)
COMMON STOCKS (continued)			Unrealized Appreciation	$ 16,633
Tobacco (0.45%)			Unrealized Depreciation	(14,866)
Reynolds American Inc	15,545 $	692	Net Unrealized Appreciation (Depreciation)	1,767
			Cost for federal income tax purposes	150,619
Transport - Rail (1.68%)			All dollar amounts are shown in thousands (000's)
CSX Corp	18,255	764
Norfolk Southern Corp	21,922	945	Portfolio Summary (unaudited)
Union Pacific Corp	14,746	861	Sector	Percent
		2,570	Financial	24.23%
			Energy	18.73%
TOTAL COMMON STOCKS	$ 151,264		Consumer, Non-cyclical	14.15%
	Principal		Industrial	10.67%
	Amount	Value	Communications	10.43%
	(000's)	(000's)	Utilities	6.64%
			Consumer, Cyclical	5.41%
REPURCHASE AGREEMENTS (0.74%)			Technology	5.06%
Diversified Banking Institutions (0.74%)			Basic Materials	4.52%
Investment in Joint Trading Account; Bank			Other Assets in Excess of Liabilities, Net	0.16%
of America Repurchase Agreement; 0.03%			TOTAL NET ASSETS	100.00%
dated 09/30/09 maturing 10/01/09			Other Assets Summary (unaudited)
(collateralized by Sovereign Agency
Issues; $355,000; 0.00% - 5.70%; dated			Asset Type	Percent
11/13/09 - 11/19/24)	$ 348 $	348	Futures	0.69%
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.03%
dated 09/30/09 maturing 10/01/09
(collateralized by US Treasury Notes;
$345,000; 0.88%; dated 12/31/10 -
03/31/11)	339	339
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.06% dated 09/30/09 maturing 10/01/09
(collateralized by Sovereign Agency
Issues; $99,000; 0.00% - 3.75%; dated
11/13/09 - 03/27/19)	97	97
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.03% dated 09/30/09 maturing 10/01/09
(collateralized by Sovereign Agency Issue;
$345,000; 0.00%; dated 02/26/10)	338	338
		1,122

TOTAL REPURCHASE AGREEMENTS	$ 1,122
Total Investments	$ 152,386
Other Assets in Excess of Liabilities, Net - 0.16%		247
TOTAL NET ASSETS - 100.00%		$ 152,633

(a) Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,201 or 0.79% of net assets.

		132

Schedule of Investments
LargeCap Value Account
September 30, 2009 (unaudited)

Futures Contracts
				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)
S&P 500 eMini; December 2009	Buy	20	$ 1,021	$ 1,053	$ 32
All dollar amounts are shown in thousands (000's)

Schedule of Investments
LargeCap Value Account III
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (96.38%)			COMMON STOCKS (continued)
Advertising Agencies (0.03%)			Batteries & Battery Systems (0.01%)
Interpublic Group of Cos Inc (a)	8,907 $	67	Energizer Holdings Inc (a)	209 $	14

Aerospace & Defense (1.23%)			Beverages - Non-Alcoholic (0.59%)
Boeing Co/The	7,422	402	Coca-Cola Co/The	6,385	343
General Dynamics Corp	3,983	257	Coca-Cola Enterprises Inc	37,063	794
Northrop Grumman Corp	18,828	974	Dr Pepper Snapple Group Inc (a)	2,826	81
Raytheon Co	20,988	1,007	Pepsi Bottling Group Inc	523	19
		2,640	PepsiAmericas Inc	1,054	30
Aerospace & Defense Equipment (0.67%)					1,267
United Technologies Corp	23,678	1,443	Beverages - Wine & Spirits (0.11%)
			Brown-Forman Corp	284	13
Agricultural Chemicals (0.01%)			Constellation Brands Inc (a)	15,100	229
CF Industries Holdings Inc	155	14			242
Intrepid Potash Inc (a)	54	1
		15	Brewery (0.05%)
			Molson Coors Brewing Co	2,245	109
Agricultural Operations (0.76%)
Archer-Daniels-Midland Co	29,170	852	Broadcasting Services & Programming (0.05%)
Bunge Ltd	12,592	789	Discovery Communications Inc - C Shares (a)	367	10
		1,641	Liberty Global Inc - A Shares (a)	2,962	67
Apparel Manufacturers (0.21%)			Scripps Networks Interactive	662	24
Jones Apparel Group Inc	20,300	364			101
Polo Ralph Lauren Corp	60	5	Building - Mobile Home & Manufactured Housing (0.00%)
VF Corp	1,277	92	Thor Industries Inc	317	10
		461
			Building - Residential & Commercial (0.60%)
Appliances (0.17%)			DR Horton Inc	26,089	298
Whirlpool Corp	5,175	362	KB Home	1,317	22
Applications Software (0.49%)			MDC Holdings Inc	430	15
Compuware Corp (a)	4,506	33	NVR Inc (a)	1,014	646
Microsoft Corp	39,530	1,023	Pulte Homes Inc	28,100	309
		1,056			1,290
Athletic Footwear (0.70%)			Building & Construction Products -
			Miscellaneous (0.01%)
Nike Inc	23,200	1,501	Armstrong World Industries Inc (a)	214	7
			Owens Corning Inc (a)	892	20
Auto - Car & Light Trucks (0.12%)
Ford Motor Co (a)	34,789	251			27
			Building Products - Wood (0.10%)
Auto - Medium & Heavy Duty Trucks (0.02%)			Masco Corp	16,338	211
Oshkosh Corp	1,664	51
			Cable/Satellite TV (2.21%)
Auto/Truck Parts & Equipment - Original (0.16%)			Comcast Corp - Class A	116,105	1,961
BorgWarner Inc	156	5	DIRECTV Group Inc/The (a)	54,000	1,489
Johnson Controls Inc	3,442	88	DISH Network Corp (a)	3,743	72
Magna International Inc	5,700	242	Time Warner Cable Inc	28,722	1,238
TRW Automotive Holdings Corp (a)	809	13			4,760
WABCO Holdings Inc	136	3
			Casino Services (0.01%)
		351
			International Game Technology	926	20

Schedule of Investments
LargeCap Value Account III
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Cellular Telecommunications (0.28%)			Commercial Services - Finance (continued)
Vodafone Group PLC ADR	27,100 $	610	Total System Services Inc	841 $	14
					1,372
Chemicals - Diversified (1.48%)
Dow Chemical Co/The	12,387	323	Computer Services (0.06%)
EI Du Pont de Nemours & Co	84,767	2,725	Affiliated Computer Services Inc (a)	670	36
FMC Corp	202	11	Computer Sciences Corp (a)	1,873	99
PPG Industries Inc	2,249	131	DST Systems Inc (a)	87	4
		3,190			139
Chemicals - Specialty (0.25%)			Computers (1.08%)
Albemarle Corp	1,604	56	Dell Inc (a)	51,600	787
Ashland Inc	1,278	55	Hewlett-Packard Co	6,929	327
Cabot Corp	1,218	28	IBM Corp	9,310	1,114
Eastman Chemical Co	6,653	356	Sun Microsystems Inc (a)	9,591	87
International Flavors & Fragrances Inc	83	3			2,315
Lubrizol Corp	160	12	Computers - Integrated Systems (0.01%)
Terra Industries Inc	587	20	Diebold Inc	153	5
		530	Teradata Corp (a)	595	16
					21
Coatings & Paint (0.04%)
RPM International Inc	1,131	21	Computers - Memory Devices (0.96%)
Sherwin-Williams Co/The	268	16	EMC Corp/Massachusetts (a)	79,725	1,359
Valspar Corp	1,867	51	Seagate Technology	937	14
		88	Western Digital Corp (a)	19,011	694
					2,067
Commercial Banks (1.03%)
Associated Banc-Corp	2,381	27	Consulting Services (0.01%)
Bancorpsouth Inc	1,552	38	SAIC Inc (a)	1,007	18
Bank of Hawaii Corp	891	37
BB&T Corp	55,406	1,509	Consumer Products - Miscellaneous (0.20%)
BOK Financial Corp	250	12	Clorox Co	293	17
Commerce Bancshares Inc	737	27	Fortune Brands Inc	1,934	83
Cullen/Frost Bankers Inc	963	50	Jarden Corp	1,636	46
First Citizens BancShares Inc/NC	113	18	Kimberly-Clark Corp	4,703	278
Fulton Financial Corp	3,270	24			424
M&T Bank Corp	1,418	88	Containers - Metal & Glass (0.04%)
Regions Financial Corp	49,758	309	Ball Corp	613	30
TCF Financial Corp	2,385	31	Greif Inc	618	34
Valley National Bancorp	2,641	33	Owens-Illinois Inc (a)	580	22
Whitney Holding Corp/LA	1,255	12			86
		2,215	Containers - Paper & Plastic (0.22%)
Commercial Services (0.05%)			Bemis Co Inc	2,010	52
Convergys Corp (a)	1,586	16	Packaging Corp of America	1,718	35
Quanta Services Inc (a)	3,680	82	Pactiv Corp (a)	445	12
Weight Watchers International Inc	562	15	Sealed Air Corp	2,954	58
		113	Sonoco Products Co	10,358	285
Commercial Services - Finance (0.64%)			Temple-Inland Inc	1,983	33
Equifax Inc	513	15			475
Interactive Data Corp	361	9	Cosmetics & Toiletries (0.74%)
Mastercard Inc	6,600	1,334	Alberto-Culver Co	236	6

Schedule of Investments
LargeCap Value Account III
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Cosmetics & Toiletries (continued)			Electric - Generation (0.02%)
Procter & Gamble Co	27,360 $	1,585	AES Corp/The	2,408 $	36
		1,591
			Electric - Integrated (3.66%)
Cruise Lines (0.05%)			Alliant Energy Corp	2,060	57
Carnival Corp	3,079	103	American Electric Power Co Inc	21,535	667
Data Processing & Management (0.04%)			CMS Energy Corp	10,724	144
Broadridge Financial Solutions Inc	990	20	Consolidated Edison Inc	6,655	273
Fidelity National Information Services Inc	2,222	57	Dominion Resources Inc/VA	6,568	227
		77	DPL Inc	1,885	49
			DTE Energy Co	3,050	107
Distribution & Wholesale (0.10%)			Duke Energy Corp	14,330	226
Genuine Parts Co	2,968	113	Edison International	4,261	143
Ingram Micro Inc (a)	3,014	51	Entergy Corp	2,564	205
Tech Data Corp (a)	936	39	Exelon Corp	25,196	1,250
WESCO International Inc (a)	373	10	FirstEnergy Corp	3,986	182
		213	FPL Group Inc	36,268	2,003
Diversified Banking Institutions (7.73%)			Great Plains Energy Inc	2,515	45
Bank of America Corp	246,316	4,168	Northeast Utilities	3,261	77
Citigroup Inc	126,315	611	NSTAR	1,989	63
Deutsche Bank AG	10,962	842	NV Energy Inc	2,501	29
Goldman Sachs Group Inc/The	17,126	3,157	OGE Energy Corp	1,788	59
JP Morgan Chase & Co	148,995	6,529	PG&E Corp	26,218	1,062
Morgan Stanley	43,622	1,347	Pinnacle West Capital Corp	1,882	62
		16,654	Progress Energy Inc	3,107	121
Diversified Manufacturing Operations (3.95%)			Public Service Enterprise Group Inc	6,618	208
Carlisle Cos Inc	832	28	SCANA Corp	2,268	79
Cooper Industries PLC	6,300	237	Southern Co	8,711	276
Crane Co	447	12	TECO Energy Inc	3,963	56
Danaher Corp	1,244	84	Wisconsin Energy Corp	2,176	98
Dover Corp	1,012	39	Xcel Energy Inc	5,959	115
Eaton Corp	1,844	104			7,883
General Electric Co	311,687	5,118	Electric Products - Miscellaneous (0.02%)
Honeywell International Inc	17,500	650	Molex Inc	2,241	47
Illinois Tool Works Inc	5,714	244
Ingersoll-Rand Plc	15,100	463	Electronic Components - Miscellaneous (0.51%)
ITT Corp	15,488	808	AU Optronics Corp ADR	26,368	255
Leggett & Platt Inc	1,104	21	AVX Corp	711	8
Parker Hannifin Corp	2,042	106	Garmin Ltd	380	14
SPX Corp	3,200	196	Jabil Circuit Inc	1,755	24
Textron Inc	20,400	387	Tyco Electronics Ltd	34,600	771
		8,497	Vishay Intertechnology Inc (a)	2,734	22
					1,094
E-Commerce - Services (0.57%)
eBay Inc (a)	47,408	1,119	Electronic Components - Semiconductors (1.11%)
Expedia Inc (a)	308	8	Fairchild Semiconductor International Inc (a)	2,306	24
IAC/InterActiveCorp (a)	1,000	20	Intel Corp	72,025	1,409
Liberty Media Corp - Interactive (a)	6,636	73	Intersil Corp	1,145	18
		1,220	LSI Corp (a)	12,081	66
			Micron Technology Inc (a)	100,491	824
			PMC - Sierra Inc (a)	4,147	40

136

Schedule of Investments
LargeCap Value Account III
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Semiconductors			Finance - Other Services (0.13%)
(continued)			CME Group Inc	824 $	254
Rovi Corp (a)	580 $	19	NASDAQ OMX Group Inc/The (a)	1,403	30
		2,400			284
Electronic Connectors (0.01%)			Food - Baking (0.00%)
Thomas & Betts Corp (a)	672	20	Flowers Foods Inc	247	7

Electronic Design Automation (0.01%)			Food - Canned (0.02%)
Synopsys Inc (a)	1,001	22	Del Monte Foods Co	3,682	43

Electronic Parts Distribution (0.04%)			Food - Confectionery (0.05%)
Arrow Electronics Inc (a)	1,303	37	Hershey Co/The	1,195	46
Avnet Inc (a)	1,871	48	JM Smucker Co/The	1,319	70
		85			116
Electronics - Military (0.06%)			Food - Meat Products (0.13%)
L-3 Communications Holdings Inc	1,484	119	Hormel Foods Corp	1,171	42
Energy - Alternate Sources (0.02%)			Smithfield Foods Inc (a)	12,700	175
Covanta Holding Corp (a)	2,402	41	Tyson Foods Inc	5,617	71
					288
Engineering - Research & Development Services (0.06%)			Food - Miscellaneous/Diversified (0.82%)
KBR Inc	2,988	70	Campbell Soup Co	1,177	38
Shaw Group Inc/The (a)	292	9	ConAgra Foods Inc	4,979	108
URS Corp (a)	1,356	59	General Mills Inc	2,492	160
		138	HJ Heinz Co	1,113	44
Engines - Internal Combustion (0.44%)			Kraft Foods Inc	40,679	1,069
Cummins Inc	21,220	951	Ralcorp Holdings Inc (a)	1,053	62
			Sara Lee Corp	25,600	285
Enterprise Software & Services (0.82%)					1,766
CA Inc	40,668	894
			Food - Retail (0.05%)
Novell Inc (a)	3,495	16
			Safeway Inc	5,489	108
Oracle Corp	41,050	856
		1,766	Food - Wholesale & Distribution (0.39%)
Fiduciary Banks (0.24%)			Sysco Corp	34,200	850
Bank of New York Mellon Corp/The	12,530	363
State Street Corp	3,040	160	Forestry (0.07%)
		523	Plum Creek Timber Co Inc	1,950	60
			Weyerhaeuser Co	2,353	86
Finance - Auto Loans (0.01%)					146
AmeriCredit Corp (a)	1,166	18
			Funeral Services & Related Items (0.02%)
Finance - Credit Card (0.23%)			Hillenbrand Inc	710	14
American Express Co	10,930	370	Service Corp International/US	4,673	33
Discover Financial Services	7,064	115			47
		485	Gas - Distribution (0.52%)
Finance - Investment Banker & Broker (0.04%)			AGL Resources Inc	1,437	51
Interactive Brokers Group Inc (a)	755	15	Atmos Energy Corp	4,514	127
Investment Technology Group Inc (a)	741	21	Centerpoint Energy Inc	1,041	13
Raymond James Financial Inc	1,823	42	Energen Corp	1,336	58
		78	National Fuel Gas Co	1,317	60
			NiSource Inc	37,113	515

137

Schedule of Investments
LargeCap Value Account III
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Gas - Distribution (continued)			Investment Management & Advisory Services
Sempra Energy	3,194 $	159	(continued)
Southern Union Co	2,072	43	BlackRock Inc	4,549 $	986
UGI Corp	2,016	51	Federated Investors Inc	110	3
Vectren Corp	1,509	35	Franklin Resources Inc	1,092	110
		1,112	Invesco Ltd	5,041	115
					1,309
Home Decoration Products (0.03%)
Newell Rubbermaid Inc	4,331	68	Life & Health Insurance (0.57%)
			Lincoln National Corp	20,300	526
Hospital Beds & Equipment (0.01%)			Prudential Financial Inc	2,467	123
Kinetic Concepts Inc (a)	739	27	StanCorp Financial Group Inc	913	37
			Torchmark Corp	1,541	67
Hotels & Motels (0.06%)			Unum Group	21,868	469
Choice Hotels International Inc	387	12			1,222
Marriott International Inc/DE	2,942	81
			Linen Supply & Related Items (0.03%)
Wyndham Worldwide Corp	1,851	30
			Cintas Corp	2,006	61
		123
Human Resources (0.04%)			Machinery - Construction & Mining (0.56%)
Manpower Inc	1,459	83	Bucyrus International Inc	1,085	39
			Caterpillar Inc	22,450	1,152
Independent Power Producer (0.17%)			Joy Global Inc	234	11
Mirant Corp (a)	2,684	44			1,202
NRG Energy Inc (a)	3,469	98
			Machinery - Farm (0.90%)
RRI Energy Inc (a)	30,800	220
			AGCO Corp (a)	1,720	47
		362
			Deere & Co	43,939	1,886
Industrial Automation & Robots (0.05%)					1,933
Rockwell Automation Inc/DE	2,376	101
			Machinery - General Industry (0.03%)
Industrial Gases (0.51%)			Gardner Denver Inc (a)	966	34
Air Products & Chemicals Inc	1,879	146	IDEX Corp	616	17
Airgas Inc	1,514	73	Roper Industries Inc	240	12
Praxair Inc	10,800	882			63
		1,101	Machinery Tools & Related Products (0.02%)
Instruments - Scientific (0.12%)			Lincoln Electric Holdings Inc	792	38
PerkinElmer Inc	1,678	32
			Medical - Drugs (5.64%)
Thermo Fisher Scientific Inc (a)	4,977	218
			Bristol-Myers Squibb Co	49,440	1,113
		250
			Eli Lilly & Co	12,671	419
Insurance Brokers (0.14%)			Endo Pharmaceuticals Holdings Inc (a)	2,182	49
Aon Corp	3,649	149	Forest Laboratories Inc (a)	3,906	115
Arthur J Gallagher & Co	137	3	GlaxoSmithKline PLC ADR	8,700	344
Brown & Brown Inc	576	11	Merck & Co Inc/NJ	89,501	2,831
Erie Indemnity Co	166	6	Pfizer Inc	326,373	5,402
Marsh & McLennan Cos Inc	5,382	133	Schering-Plough Corp	43,376	1,225
		302	Wyeth	13,400	651
Internet Security (0.22%)					12,149
Symantec Corp (a)	29,100	479	Medical - Generic Drugs (0.05%)
			Mylan Inc/PA (a)	1,618	26
Investment Management & Advisory Services (0.61%)			Watson Pharmaceuticals Inc (a)	1,962	72
Ameriprise Financial Inc	2,615	95			98

138

Schedule of Investments
LargeCap Value Account III
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - HMO (0.78%)			Multi-Line Insurance (continued)
Aetna Inc	28,843 $	803	Genworth Financial Inc	7,800 $	93
Cigna Corp	3,302	93	Hartford Financial Services Group Inc	3,623	96
Coventry Health Care Inc (a)	1,985	39	Loews Corp	3,649	125
Humana Inc (a)	2,000	74	MetLife Inc	51,509	1,961
UnitedHealth Group Inc	15,402	386	XL Capital Ltd	32,600	569
WellPoint Inc (a)	5,830	276			6,603
		1,671	Multimedia (2.81%)
Medical - Wholesale Drug Distribution (0.21%)			Liberty Media Corp - Entertainment (a)	5,771	180
AmerisourceBergen Corp	698	16	Meredith Corp	631	19
Cardinal Health Inc	12,111	324	News Corp	151,547	1,817
McKesson Corp	1,945	116	Time Warner Inc	58,733	1,690
		456	Viacom Inc (a)	24,286	681
Medical Information Systems (0.02%)			Walt Disney Co/The	60,299	1,656
IMS Health Inc	2,616	40			6,043
			Music (0.00%)
Medical Instruments (0.06%)			Warner Music Group Corp (a)	757	4
Boston Scientific Corp (a)	12,561	133
			Networking Products (0.81%)
Medical Products (1.88%)			Cisco Systems Inc (a)	74,450	1,753
Becton Dickinson and Co	12,100	844
Covidien PLC	20,700	895	Non-Hazardous Waste Disposal (0.02%)
Johnson & Johnson	35,864	2,184	Waste Connections Inc (a)	396	12
Zimmer Holdings Inc (a)	2,395	128	Waste Management Inc	944	28
		4,051			40
Metal - Aluminum (0.04%)			Office Automation & Equipment (0.08%)
Alcoa Inc	5,825	76	Pitney Bowes Inc	3,843	95
			Xerox Corp	11,088	86
Metal - Copper (0.07%)					181
Freeport-McMoRan Copper & Gold Inc	1,802	124
Southern Copper Corp	864	26	Office Supplies & Forms (0.03%)
		150	Avery Dennison Corp	1,707	62
Metal - Iron (0.03%)			Oil - Field Services (0.57%)
Cliffs Natural Resources Inc	2,205	71	Baker Hughes Inc	4,419	189
			BJ Services Co	5,438	106
Metal Processors & Fabrication (0.02%)			Halliburton Co	12,801	347
Timken Co	1,802	42	Oil States International Inc (a)	924	32
			Schlumberger Ltd	7,273	433
Miscellaneous Manufacturers (0.02%)
			SEACOR Holdings Inc (a)	377	31
Aptargroup Inc	1,245	47
			Smith International Inc	1,653	47
Motion Pictures & Services (0.02%)			Superior Energy Services Inc (a)	1,455	33
DreamWorks Animation SKG Inc (a)	1,348	48			1,218
			Oil & Gas Drilling (0.38%)
Multi-Line Insurance (3.07%)			Atwood Oceanics Inc (a)	152	5
ACE Ltd	48,200	2,577	ENSCO International Inc	12,393	527
Allstate Corp/The	32,472	994	Helmerich & Payne Inc	1,350	53
American Financial Group Inc/OH	1,602	41	Nabors Industries Ltd (a)	5,270	110
Assurant Inc	2,193	70	Patterson-UTI Energy Inc	2,442	37
Cincinnati Financial Corp	2,694	70	Pride International Inc (a)	1,723	53
CNA Financial Corp	269	7

139

Schedule of Investments
LargeCap Value Account III
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil & Gas Drilling (continued)			Pipelines (continued)
Rowan Cos Inc	1,736 $	40	Williams Cos Inc	8,277 $	148
Seahawk Drilling Inc (a)	116	4			491
		829	Power Converter & Supply Equipment (0.02%)
Oil Company - Exploration & Production (6.51%)			Hubbell Inc	927	39
Anadarko Petroleum Corp	34,223	2,147
Apache Corp	29,652	2,723	Printing - Commercial (0.03%)
Cabot Oil & Gas Corp	1,929	69	RR Donnelley & Sons Co	2,835	60
Chesapeake Energy Corp	6,971	198
			Property & Casualty Insurance (1.82%)
Cimarex Energy Co	10,800	468
			Alleghany Corp (a)	103	27
Devon Energy Corp	34,003	2,289
			Arch Capital Group Ltd (a)	974	66
Encore Acquisition Co (a)	982	37
			Chubb Corp	9,642	486
EOG Resources Inc	14,471	1,208
			Fidelity National Financial Inc	8,200	124
Nexen Inc	25,800	582
			HCC Insurance Holdings Inc	2,090	57
Noble Energy Inc	2,473	163
			Progressive Corp/The	6,809	113
Occidental Petroleum Corp	46,526	3,648
			Travelers Cos Inc/The	61,060	3,006
Questar Corp	1,937	73
			Wesco Financial Corp	26	8
Range Resources Corp	1,487	73
			WR Berkley Corp	1,682	42
XTO Energy Inc	8,272	342
					3,929
		14,020
			Quarrying (0.04%)
Oil Company - Integrated (7.79%)			Compass Minerals International Inc	282	18
BP PLC ADR	6,900	367
			Vulcan Materials Co	1,391	75
Chevron Corp	73,315	5,164
					93
ConocoPhillips	63,957	2,888
Exxon Mobil Corp	106,200	7,286	Racetracks (0.02%)
Hess Corp	4,144	222	International Speedway Corp	560	16
Marathon Oil Corp	10,099	322	Penn National Gaming Inc (a)	1,244	34
Murphy Oil Corp	2,722	157			50
Total SA ADR	6,400	379	Real Estate Management & Services (0.02%)
		16,785	Jones Lang LaSalle Inc	777	37
Oil Field Machinery & Equipment (0.12%)
National Oilwell Varco Inc (a)	5,966	257	Regional Banks (3.58%)
			Capital One Financial Corp	17,375	621
Oil Refining & Marketing (0.48%)			Fifth Third Bancorp	8,854	90
Frontier Oil Corp	418	6	PNC Financial Services Group Inc	5,768	280
Valero Energy Corp	53,265	1,033	SunTrust Banks Inc	5,552	125
		1,039	US Bancorp	74,786	1,635
			Wells Fargo & Co	175,843	4,955
Paper & Related Products (0.11%)					7,706
International Paper Co	5,911	131
MeadWestvaco Corp	3,185	71	Reinsurance (0.48%)
Rayonier Inc	805	33	Allied World Assurance Co Holdings Ltd	922	44
		235	Aspen Insurance Holdings Ltd	1,545	41
			Axis Capital Holdings Ltd	1,901	57
Pharmacy Services (0.01%)			Endurance Specialty Holdings Ltd	610	22
Omnicare Inc	1,275	29
			Everest Re Group Ltd	2,845	250
Pipelines (0.23%)			Odyssey Re Holdings Corp	249	16
El Paso Corp	9,423	97	PartnerRe Ltd	5,354	412
Oneok Inc	1,960	72	Reinsurance Group of America Inc	1,250	56
Spectra Energy Corp	9,203	174	RenaissanceRe Holdings Ltd	1,160	64

140

Schedule of Investments
LargeCap Value Account III
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Reinsurance (continued)			REITS - Shopping Centers (continued)
Transatlantic Holdings Inc	508 $	25	Regency Centers Corp	1,491 $	55
Validus Holdings Ltd	1,501	39	Weingarten Realty Investors	1,944	39
		1,026			153
REITS - Apartments (0.17%)			REITS - Single Tenant (0.02%)
AvalonBay Communities Inc	1,488	108	Realty Income Corp	1,943	50
BRE Properties Inc	954	30
Camden Property Trust	1,242	50	Rental - Auto & Equipment (0.11%)
Equity Residential	3,388	104	Hertz Global Holdings Inc (a)	21,500	233
Essex Property Trust Inc	512	41
			Retail - Apparel & Shoe (0.95%)
UDR Inc	2,802	44
			Abercrombie & Fitch Co	823	27
		377
			Chico's FAS Inc (a)	204	3
REITS - Diversified (0.11%)			Foot Locker Inc	15,518	185
Duke Realty Corp	4,168	50	Gap Inc/The	63,542	1,360
Liberty Property Trust	2,079	68	Ltd Brands Inc	27,050	460
Vornado Realty Trust	1,903	122	Phillips-Van Heusen Corp	339	14
		240			2,049
REITS - Healthcare (0.13%)			Retail - Automobile (0.16%)
HCP Inc	3,339	96	AutoNation Inc (a)	16,924	306
Health Care REIT Inc	1,029	43	Carmax Inc (a)	1,190	25
Nationwide Health Properties Inc	476	15	Penske Auto Group Inc	452	9
Senior Housing Properties Trust	2,243	43			340
Ventas Inc	1,937	74
			Retail - Bookstore (0.01%)
		271
			Barnes & Noble Inc	549	12
REITS - Hotels (0.06%)
Hospitality Properties Trust	2,273	46	Retail - Building Products (1.06%)
Host Hotels & Resorts Inc	7,450	88	Home Depot Inc	45,570	1,214
		134	Lowe's Cos Inc	51,196	1,072
					2,286
REITS - Mortgage (0.08%)
Annaly Capital Management Inc	6,734	122	Retail - Computer Equipment (0.00%)
Chimera Investment Corp	12,480	48	GameStop Corp (a)	371	10
		170
			Retail - Consumer Electronics (0.02%)
REITS - Office Property (0.17%)			RadioShack Corp	2,025	34
Alexandria Real Estate Equities Inc	576	31
Boston Properties Inc	1,493	98	Retail - Discount (0.03%)
Brandywine Realty Trust	2,394	27	Big Lots Inc (a)	1,367	34
Corporate Office Properties Trust SBI MD	1,069	39	BJ's Wholesale Club Inc (a)	841	31
Douglas Emmett Inc	2,259	28			65
HRPT Properties Trust	4,165	31	Retail - Drug Store (1.01%)
Mack-Cali Realty Corp	1,457	47	CVS Caremark Corp	61,165	2,186
SL Green Realty Corp	1,430	63
		364	Retail - Jewelry (0.02%)
REITS - Regional Malls (0.07%)			Signet Jewelers Ltd (a)	1,588	42
Simon Property Group Inc	1,702	118	Tiffany & Co	194	7
Taubman Centers Inc	990	36			49
		154	Retail - Mail Order (0.01%)
REITS - Shopping Centers (0.07%)			Williams-Sonoma Inc	1,048	21
Federal Realty Investment Trust	958	59

141

Schedule of Investments
LargeCap Value Account III
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Major Department Store (0.31%)			Telecommunication Equipment - Fiber Optics (1.20%)
JC Penney Co Inc	18,163 $	613	Corning Inc	168,636 $	2,582
Sears Holdings Corp (a)	927	61	JDS Uniphase Corp (a)	1,881	13
		674			2,595
Retail - Regional Department Store (0.27%)			Telecommunication Services (0.04%)
Kohl's Corp (a)	358	20	Amdocs Ltd (a)	3,092	83
Macy's Inc	31,213	571
		591	Telephone - Integrated (4.82%)
			AT&T Inc	266,790	7,206
Retail - Restaurants (0.40%)			CenturyTel Inc	3,687	124
Yum! Brands Inc	25,800	871	Frontier Communications Corp	3,285	25
Satellite Telecommunications (0.01%)			Qwest Communications International Inc	27,414	104
EchoStar Holding Corp (a)	706	13	Sprint Nextel Corp (a)	274,135	1,083
			Verizon Communications Inc	59,591	1,804
Savings & Loans - Thrifts (0.13%)			Windstream Corp	4,359	44
First Niagara Financial Group Inc	2,788	34			10,390
Hudson City Bancorp Inc	3,876	51	Television (0.44%)
New York Community Bancorp Inc	6,428	74	CBS Corp	79,062	953
People's United Financial Inc	6,428	100
TFS Financial Corp	1,365	16	Theaters (0.00%)
		275	Regal Entertainment Group	721	9

Schools (0.03%)			Tobacco (1.29%)
Career Education Corp (a)	99	2	Altria Group Inc	28,700	511
Washington Post Co/The	115	54	Lorillard Inc	367	27
		56	Philip Morris International Inc	35,600	1,735
Semiconductor Component - Integrated Circuits (0.04%)			Reynolds American Inc	11,175	498
Atmel Corp (a)	8,393	35			2,771
Integrated Device Technology Inc (a)	2,423	16
			Tools - Hand Held (0.14%)
Marvell Technology Group Ltd (a)	959	16	Black & Decker Corp	4,620	214
Maxim Integrated Products Inc	913	17	Snap-On Inc	779	27
		84	Stanley Works/The	1,473	63
Semiconductor Equipment (0.12%)					304
Applied Materials Inc	14,800	198
			Toys (0.02%)
Kla-Tencor Corp	1,891	68	Hasbro Inc	942	26
		266	Mattel Inc	1,496	28
Steel - Producers (0.78%)					54
AK Steel Holding Corp	20,835	411
			Transport - Marine (0.05%)
Nucor Corp	22,798	1,072	Frontline Ltd/Bermuda	959	23
Reliance Steel & Aluminum Co	1,172	50	Kirby Corp (a)	796	29
Schnitzer Steel Industries Inc	85	5	Overseas Shipholding Group Inc	435	16
Steel Dynamics Inc	4,006	61	Tidewater Inc	963	45
United States Steel Corp	1,596	71			113
		1,670
			Transport - Rail (1.00%)
Telecommunication Equipment (0.06%)			Burlington Northern Santa Fe Corp	3,345	267
CommScope Inc (a)	1,742	52	CSX Corp	4,982	209
Harris Corp	535	20	Norfolk Southern Corp	4,064	175
Tellabs Inc (a)	7,369	51	Union Pacific Corp	25,609	1,494
		123			2,145

142

Schedule of Investments
LargeCap Value Account III
September 30, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)
COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Transport - Services (0.52%)			Diversified Banking Institutions (continued)
FedEx Corp	14,967 $	1,126	Investment in Joint Trading Account;
UTI Worldwide Inc	144	2	Morgan Stanley Repurchase Agreement;
			0.03% dated 09/30/09 maturing 10/01/09
		1,128	(collateralized by Sovereign Agency Issue;
Transport - Truck (0.01%)			$1,908,000; 0.00%; dated 02/26/10)	$ 1,871 $	1,871
Con-way Inc	610	23			6,201
			TOTAL REPURCHASE AGREEMENTS	$ 6,201
Vitamins & Nutrition Products (0.01%)
Mead Johnson Nutrition Co	320	14	Total Investments	$ 213,745
			Other Assets in Excess of Liabilities, Net - 0.74%		1,583
Water (0.03%)			TOTAL NET ASSETS - 100.00%	$ 215,328
American Water Works Co Inc	1,021	20
Aqua America Inc	2,526	45
		65	(a) Non-Income Producing Security

Wireless Equipment (1.12%)			Unrealized Appreciation (Depreciation)
American Tower Corp (a)	9,700	353	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Crown Castle International Corp (a)	12,500	392	of investments held by the account as of the period end were as follows:
Motorola Inc	122,888	1,055
Nokia OYJ ADR	41,700	610	Unrealized Appreciation	$ 27,093
		2,410	Unrealized Depreciation		(9,056)
			Net Unrealized Appreciation (Depreciation)		18,037
TOTAL COMMON STOCKS	$ 207,544		Cost for federal income tax purposes		195,708
	Principal		All dollar amounts are shown in thousands (000's)
	Amount	Value
	(000's)	(000's)	Portfolio Summary (unaudited)
REPURCHASE AGREEMENTS (2.88%)			Sector		Percent
Diversified Banking Institutions (2.88%)			Financial		23.58%
Investment in Joint Trading Account; Bank			Energy		16.11%
of America Repurchase Agreement; 0.03%			Consumer, Non-cyclical		14.81%
dated 09/30/09 maturing 10/01/09			Communications		14.67%
(collateralized by Sovereign Agency			Industrial		10.83%
Issues; $1,963,000; 0.00% - 5.70%; dated			Consumer, Cyclical		6.60%
11/13/09 - 11/19/24)	$ 1,924 $	1,924	Technology		4.85%
Investment in Joint Trading Account; Credit			Utilities		4.39%
Suisse Repurchase Agreement; 0.03%			Basic Materials		3.42%
dated 09/30/09 maturing 10/01/09			Other Assets in Excess of Liabilities, Net		0.74%
(collateralized by US Treasury Notes;			TOTAL NET ASSETS		100.00%
$1,908,000; 0.88%; dated 12/31/10 -			Other Assets Summary (unaudited)
03/31/11)	1,871	1,871
Investment in Joint Trading Account;			Asset Type		Percent
Deutsche Bank Repurchase Agreement;			Futures		4.40%
0.06% dated 09/30/09 maturing 10/01/09
(collateralized by Sovereign Agency
Issues; $545,000; 0.00% - 3.75%; dated
11/13/09 - 03/27/19)	535	535

		143

Schedule of Investments
LargeCap Value Account III
September 30, 2009 (unaudited)

Futures Contracts
				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)
S&P 500; December 2009	Buy	36	$ 9,399	$ 9,476	$ 77
All dollar amounts are shown in thousands (000's)

Schedule of Investments
MidCap Blend Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (99.76%)			COMMON STOCKS (continued)
Advertising Sales (0.40%)			Diversified Manufacturing Operations (0.75%)
Lamar Advertising Co (a)	44,474 $	1,220	Tyco International Ltd	66,284 $	2,285

Aerospace & Defense Equipment (1.42%)			Diversified Operations (1.49%)
Alliant Techsystems Inc (a)	55,806	4,345	Onex Corp (a)	186,971	4,582

Applications Software (2.22%)			E-Commerce - Services (0.58%)
Intuit Inc (a)	69,146	1,971	Liberty Media Corp - Interactive (a)	160,763	1,764
Microsoft Corp	186,351	4,824
		6,795	Electric - Generation (1.50%)
			AES Corp/The	310,635	4,604
Beverages - Non-Alcoholic (1.58%)
PepsiCo Inc	82,575	4,844	Electric - Integrated (3.18%)
			Allegheny Energy Inc	134,497	3,567
Broadcasting Services & Programming (6.40%)			Ameren Corp	21,807	551
Discovery Communications Inc - A Shares (a)	153,633	4,438	Constellation Energy Group Inc	122,211	3,956
Discovery Communications Inc - C Shares (a)	185,395	4,826	SCANA Corp	48,441	1,691
Liberty Global Inc - A Shares (a)	109,751	2,477			9,765
Liberty Global Inc - B Shares (a)	148,123	3,327
Liberty Media Corp - Capital Series A (a)	217,345	4,547	Electric - Transmission (0.07%)
		19,615	Brookfield Infrastructure Partners LP	12,417	204

Cable/Satellite TV (1.88%)			Electronic Components - Miscellaneous (0.68%)
DISH Network Corp (a)	298,796	5,755	Gentex Corp	147,663	2,089

Commercial Services (2.49%)			Electronic Components - Semiconductors (0.28%)
Iron Mountain Inc (a)	286,397	7,635	Microchip Technology Inc	32,214	854

Commercial Services - Finance (2.66%)			Energy - Alternate Sources (2.17%)
Automatic Data Processing Inc	27,169	1,068	Covanta Holding Corp (a)	391,328	6,653
Lender Processing Services Inc	77,267	2,949
Paychex Inc	29,696	863	Food - Miscellaneous/Diversified (1.21%)
Western Union Co/The	173,855	3,289	Kellogg Co	75,192	3,702
		8,169
			Food - Wholesale & Distribution (1.54%)
Consulting Services (1.72%)			Sysco Corp	189,502	4,709
SAIC Inc (a)	299,998	5,262
			Gas - Distribution (0.76%)
Consumer Products - Miscellaneous (1.68%)			National Fuel Gas Co	50,740	2,324
Clorox Co	87,818	5,165
			Gold Mining (4.13%)
Data Processing & Management (3.22%)			Franco-Nevada Corp	192,038	5,038
Broadridge Financial Solutions Inc	82,392	1,656	Newmont Mining Corp	173,363	7,632
Dun & Bradstreet Corp	52,920	3,986			12,670
Fidelity National Information Services Inc	166,108	4,237
		9,879	Independent Power Producer (1.01%)
			Calpine Corp (a)	269,540	3,105
Dental Supplies & Equipment (0.92%)
Dentsply International Inc	81,675	2,821	Insurance Brokers (2.40%)
			Aon Corp	58,079	2,363
Distribution & Wholesale (0.10%)			Brown & Brown Inc	140,013	2,683
Fastenal Co	8,182	317	Marsh & McLennan Cos Inc	94,113	2,327
					7,373

145

Schedule of Investments
MidCap Blend Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Investment Companies (0.25%)			Pipelines (continued)
RHJ International (a)	107,115 $	771	Williams Cos Inc	244,337 $	4,366
					8,250
Investment Management & Advisory Services (0.65%)
Ameriprise Financial Inc	54,535	1,981	Property & Casualty Insurance (4.16%)
			Markel Corp (a)	16,698	5,508
Linen Supply & Related Items (3.45%)			Mercury General Corp	95,518	3,456
Cintas Corp	349,333	10,588	Progressive Corp/The	82,766	1,372
			White Mountains Insurance Group Ltd	7,867	2,415
Medical - Drugs (2.28%)					12,751
Valeant Pharmaceuticals International (a)	249,572	7,003
			Real Estate Operator & Developer (1.58%)
Medical - HMO (1.20%)			Brookfield Asset Management Inc	129,831	2,949
Coventry Health Care Inc (a)	184,398	3,681	Forest City Enterprises Inc	142,501	1,905
					4,854
Medical - Outpatient & Home Medical Care (1.63%)			Reinsurance (2.16%)
Lincare Holdings Inc (a)	159,800	4,994	Everest Re Group Ltd	75,536	6,625

Medical Instruments (1.19%)			Retail - Auto Parts (2.87%)
St Jude Medical Inc (a)	93,603	3,651	O'Reilly Automotive Inc (a)	243,436	8,798

Medical Laboratory & Testing Service (2.56%)			Retail - Automobile (0.30%)
Laboratory Corp of America Holdings (a)	119,509	7,852	Copart Inc (a)	27,948	928

Medical Products (1.46%)			Retail - Discount (0.43%)
Covidien PLC	103,284	4,468	Costco Wholesale Corp	23,482	1,326

Motion Pictures & Services (0.16%)			Retail - Major Department Store (0.96%)
Ascent Media Corp (a)	19,382	496	TJX Cos Inc	79,415	2,950

Multi-Line Insurance (2.34%)			Retail - Restaurants (1.02%)
Loews Corp	209,080	7,161	McDonald's Corp	52,308	2,985
			Yum! Brands Inc	3,783	128
Multimedia (2.03%)
					3,113
Liberty Media Corp - Entertainment (a)	200,583	6,240
			Satellite Telecommunications (0.60%)
Oil - Field Services (0.34%)			EchoStar Holding Corp (a)	99,595	1,839
Weatherford International Ltd (a)	50,403	1,045
			Schools (1.54%)
Oil & Gas Drilling (1.07%)			Washington Post Co/The	10,058	4,708
Nabors Industries Ltd (a)	156,720	3,275
			Telephone - Integrated (1.15%)
Oil Company - Exploration & Production (8.85%)			Telephone & Data Systems Inc	119,097	3,535
Cimarex Energy Co	125,909	5,454
Encore Acquisition Co (a)	168,969	6,319	Textile - Home Furnishings (0.45%)
EOG Resources Inc	45,009	3,759	Mohawk Industries Inc (a)	29,023	1,384
EQT Corp	118,914	5,066
Newfield Exploration Co (a)	20,845	887	Transport - Truck (0.13%)
Questar Corp	104,246	3,916	Heartland Express Inc	27,717	399
Rosetta Resources Inc (a)	117,200	1,722	Wireless Equipment (1.82%)
		27,123	American Tower Corp (a)	153,240	5,578
Pipelines (2.69%)			TOTAL COMMON STOCKS	$ 305,872
Spectra Energy Corp	205,047	3,884

146

Schedule of Investments
MidCap Blend Account
September 30, 2009 (unaudited)

			Portfolio Summary (unaudited)
	Principal
			Sector	Percent
	Amount	Value
	(000's)	(000's)	Consumer, Non-cyclical	25.66%
			Energy	15.12%
REPURCHASE AGREEMENTS (0.60%)			Communications	14.85%
Diversified Banking Institutions (0.60%)			Financial	14.15%
Investment in Joint Trading Account; Bank			Consumer, Cyclical	9.75%
of America Repurchase Agreement; 0.03%			Utilities	6.52%
dated 09/30/09 maturing 10/01/09			Technology	5.72%
(collateralized by Sovereign Agency			Basic Materials	4.13%
Issues; $589,000; 0.00% - 5.70%; dated			Industrial	2.97%
11/13/09 - 11/19/24)	$ 578 $	578	Diversified	1.49%
			Liabilities in Excess of Other Assets, Net	(0.36%)
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.03%			TOTAL NET ASSETS	100.00%
dated 09/30/09 maturing 10/01/09
(collateralized by US Treasury Notes;
$573,000; 0.88%; dated 12/31/10 -
03/31/11)	561	561
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.06% dated 09/30/09 maturing 10/01/09
(collateralized by Sovereign Agency
Issues; $164,000; 0.00% - 3.75%; dated
11/13/09 - 03/27/19)	160	160
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.03% dated 09/30/09 maturing 10/01/09
(collateralized by Sovereign Agency Issue;
$573,000; 0.00%; dated 02/26/10)	562	562
		1,861

TOTAL REPURCHASE AGREEMENTS	$ 1,861

Total Investments	$ 307,733
Liabilities in Excess of Other Assets, Net - (0.36)%		(1,118)

TOTAL NET ASSETS - 100.00%	$ 306,615

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 39,165
Unrealized Depreciation		(50,183)
Net Unrealized Appreciation (Depreciation)		(11,018)
Cost for federal income tax purposes		318,751
All dollar amounts are shown in thousands (000's)

		147

Schedule of Investments
MidCap Growth Account I
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (99.22%)			COMMON STOCKS (continued)
Airlines (0.79%)			Computer Services (0.67%)
Allegiant Travel Co (a)	10,100 $	385	Cognizant Technology Solutions Corp (a)	8,350 $	323

Apparel Manufacturers (2.22%)			Computer Software (0.19%)
Coach Inc	16,750	551	Metavante Technologies Inc (a)	2,600	90
Polo Ralph Lauren Corp	5,100	391
VF Corp	1,850	134	Computers - Integrated Systems (1.41%)
		1,076	Micros Systems Inc (a)	4,200	127
			NCR Corp (a)	18,675	258
Auto - Medium & Heavy Duty Trucks (0.87%)			Teradata Corp (a)	10,850	298
Navistar International Corp (a)	11,200	419			683
Beverages - Non-Alcoholic (1.65%)			Computers - Memory Devices (2.56%)
Coca-Cola Enterprises Inc	31,700	679	NetApp Inc (a)	18,575	496
Hansen Natural Corp (a)	3,300	121	Western Digital Corp (a)	20,400	745
		800			1,241
Beverages - Wine & Spirits (0.34%)			Consulting Services (1.62%)
Brown-Forman Corp	3,450	166	SAIC Inc (a)	27,975	491
			Watson Wyatt Worldwide Inc	6,725	293
Cable/Satellite TV (0.75%)					784
DISH Network Corp (a)	18,825	363
			Containers - Metal & Glass (0.99%)
Cellular Telecommunications (0.28%)			Crown Holdings Inc (a)	17,700	481
NII Holdings Inc (a)	4,525	136
			Containers - Paper & Plastic (0.33%)
Chemicals - Diversified (0.20%)			Pactiv Corp (a)	6,100	159
FMC Corp	1,750	98
			Data Processing & Management (1.59%)
Chemicals - Specialty (0.99%)			Broadridge Financial Solutions Inc	24,700	496
Lubrizol Corp	1,100	79	Dun & Bradstreet Corp	3,650	275
Sigma-Aldrich Corp	3,025	163			771
Terra Industries Inc	6,775	235	Distribution & Wholesale (0.83%)
		477	Ingram Micro Inc (a)	23,700	399
Coal (0.29%)
Peabody Energy Corp	1,300	48	Diversified Manufacturing Operations (2.11%)
Walter Energy Inc	1,500	90	Carlisle Cos Inc	4,700	159
		138	Cooper Industries PLC	3,575	134
			Harsco Corp	5,800	206
Coatings & Paint (0.34%)			ITT Corp	6,250	326
Sherwin-Williams Co/The	2,750	165	SPX Corp	3,175	195
					1,020
Commercial Services (0.46%)
Weight Watchers International Inc	8,075	222	E-Commerce - Services (0.93%)
			Priceline.com Inc (a)	2,725	452
Commercial Services - Finance (4.27%)
H&R Block Inc	23,725	436	Electric - Integrated (1.11%)
Moody's Corp	21,900	448	DTE Energy Co	6,200	218
Total System Services Inc	17,550	283	Northeast Utilities	13,400	318
Western Union Co/The	23,225	440			536
Wright Express Corp (a)	15,600	460	Electronic Components - Miscellaneous (1.29%)
		2,067	Garmin Ltd	16,600	627

148

Schedule of Investments
MidCap Growth Account I
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Semiconductors (1.80%)			Industrial Audio & Video Products (1.13%)
Broadcom Corp (a)	18,250 $	560	Dolby Laboratories Inc (a)	14,350 $	548
Nvidia Corp (a)	20,750	312
		872	Industrial Gases (0.97%)
			Airgas Inc	9,725	470
Electronic Parts Distribution (0.35%)
Arrow Electronics Inc (a)	6,075	171	Instruments - Controls (0.47%)
			Mettler-Toledo International Inc (a)	2,500	226
Electronics - Military (0.75%)
L-3 Communications Holdings Inc	4,500	361	Instruments - Scientific (0.72%)
			Waters Corp (a)	6,250	349
Engineering - Research & Development Services (3.41%)
EMCOR Group Inc (a)	21,550	546	Internet Security (2.21%)
Fluor Corp	11,400	580	McAfee Inc (a)	12,500	547
Jacobs Engineering Group Inc (a)	5,450	250	VeriSign Inc (a)	22,100	524
Shaw Group Inc/The (a)	8,500	273			1,071
		1,649
			Investment Management & Advisory Services (1.46%)
Enterprise Software & Services (2.20%)			Eaton Vance Corp	7,200	201
BMC Software Inc (a)	7,325	275	Federated Investors Inc	9,450	249
CA Inc	17,150	377	Waddell & Reed Financial Inc	8,950	255
Sybase Inc (a)	10,650	414			705
		1,066
			Life & Health Insurance (0.46%)
Finance - Credit Card (1.46%)			Aflac Inc	5,200	222
Discover Financial Services	43,400	704
			Machinery - Pumps (0.59%)
Finance - Investment Banker & Broker (2.54%)			Flowserve Corp	2,900	286
Greenhill & Co Inc	2,200	197
optionsXpress Holdings Inc	19,000	329	Medical - Biomedical/Gene (2.62%)
Raymond James Financial Inc	2,800	65	Cubist Pharmaceuticals Inc (a)	3,200	65
TD Ameritrade Holding Corp (a)	32,675	641	Illumina Inc (a)	12,000	510
		1,232	Life Technologies Corp (a)	715	33
			Millipore Corp (a)	8,700	612
Food - Canned (1.00%)
Del Monte Foods Co	41,600	482	PDL BioPharma Inc	5,900	46
					1,266
Food - Dairy Products (1.17%)			Medical - Drugs (2.51%)
Dean Foods Co (a)	31,700	564	Endo Pharmaceuticals Holdings Inc (a)	5,550	125
			Forest Laboratories Inc (a)	17,550	517
Food - Miscellaneous/Diversified (0.51%)			Sepracor Inc (a)	24,900	570
ConAgra Foods Inc	11,400	247			1,212
Gas - Distribution (2.15%)			Medical - HMO (2.42%)
AGL Resources Inc	10,800	381	Cigna Corp	20,225	568
New Jersey Resources Corp	1,200	44	Coventry Health Care Inc (a)	9,525	190
Sempra Energy	12,350	615	Humana Inc (a)	11,100	414
		1,040			1,172
Hospital Beds & Equipment (1.09%)			Medical Information Systems (0.88%)
Kinetic Concepts Inc (a)	14,225	526	IMS Health Inc	27,900	428

Independent Power Producer (0.76%)			Medical Instruments (1.88%)
Mirant Corp (a)	22,500	370	Beckman Coulter Inc	4,800	331

149

Schedule of Investments
MidCap Growth Account I
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical Instruments (continued)			Retail - Apparel & Shoe (2.74%)
St Jude Medical Inc (a)	14,800 $	577	Aeropostale Inc (a)	10,250 $	446
		908	Buckle Inc/The	1,675	57
Medical Laboratory & Testing Service (0.58%)			Gap Inc/The	11,975	256
Laboratory Corp of America Holdings (a)	4,300	283	Ross Stores Inc	11,850	566
					1,325
Medical Products (0.80%)			Retail - Auto Parts (1.76%)
Henry Schein Inc (a)	7,075	389	Advance Auto Parts Inc	6,000	236
			AutoZone Inc (a)	4,200	614
Metal - Iron (1.28%)
					850
Cliffs Natural Resources Inc	19,125	619
			Retail - Automobile (0.67%)
Metal Processors & Fabrication (0.42%)			Copart Inc (a)	9,800	325
Precision Castparts Corp	2,000	204
			Retail - Discount (2.34%)
Multi-Line Insurance (0.27%)			BJ's Wholesale Club Inc (a)	5,875	213
American Financial Group Inc/OH	5,200	133	Dollar Tree Inc (a)	10,700	521
			Family Dollar Stores Inc	15,025	396
Office Automation & Equipment (0.99%)					1,130
Pitney Bowes Inc	14,800	368
Xerox Corp	14,350	111	Retail - Major Department Store (1.24%)
		479	TJX Cos Inc	16,100	598

Oil & Gas Drilling (2.07%)			Retail - Petroleum Products (0.75%)
ENSCO International Inc	11,000	468	World Fuel Services Corp	7,600	365
Noble Corp	14,100	535
		1,003	Retail - Restaurants (0.72%)
			Yum! Brands Inc	10,250	346
Oil Company - Exploration & Production (0.93%)
Nexen Inc	12,100	273	Schools (1.55%)
Southwestern Energy Co (a)	4,200	179	Apollo Group Inc (a)	7,625	562
		452	Corinthian Colleges Inc (a)	2,500	46
Oil Company - Integrated (1.14%)			ITT Educational Services Inc (a)	1,300	144
Murphy Oil Corp	9,550	550			752
			Semiconductor Component - Integrated Circuits (2.17%)
Oil Refining & Marketing (0.61%)
			Cypress Semiconductor Corp (a)	50,600	523
Tesoro Corp/Texas	19,600	294
			Linear Technology Corp	19,075	527
Pharmacy Services (0.54%)					1,050
Omnicare Inc	11,500	259	Semiconductor Equipment (0.92%)
			Tessera Technologies Inc (a)	16,000	446
Physical Therapy & Rehabilitation Centers (0.55%)
Healthsouth Corp (a)	16,900	264	Steel - Producers (0.18%)
			Nucor Corp	1,875	88
Reinsurance (1.04%)
Validus Holdings Ltd	19,600	506	Telephone - Integrated (0.71%)
			Windstream Corp	34,150	346
REITS - Storage (1.29%)
Public Storage	8,300	625	Therapeutics (0.14%)
			Warner Chilcott PLC (a)	3,175	69
Rental - Auto & Equipment (0.13%)
Avis Budget Group Inc (a)	4,600	61	Tobacco (0.33%)
			Reynolds American Inc	3,625	161

150

		Schedule of Investments
	MidCap Growth Account I
		September 30, 2009 (unaudited)

	Shares	Value
	Held	(000's)
COMMON STOCKS (continued)
Toys (0.86%)
Marvel Entertainment Inc (a)	8,425 $	418

Transport - Marine (1.47%)
Kirby Corp (a)	10,625	391
Tidewater Inc	6,825	322
		713
Vitamins & Nutrition Products (1.11%)
Herbalife Ltd	16,475	539

Web Portals (0.33%)
Sohu.com Inc (a)	2,350	162
TOTAL COMMON STOCKS	$ 48,029
Total Investments	$ 48,029
Other Assets in Excess of Liabilities, Net - 0.78%		377
TOTAL NET ASSETS - 100.00%	$ 48,406

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 5,402
Unrealized Depreciation		(5,636)
Net Unrealized Appreciation (Depreciation)		(234)
Cost for federal income tax purposes		48,263
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		27.26%
Consumer, Cyclical		15.78%
Technology		15.39%
Industrial		14.03%
Financial		8.52%
Communications		5.22%
Energy		5.04%
Utilities		4.02%
Basic Materials		3.96%
Other Assets in Excess of Liabilities, Net		0.78%
TOTAL NET ASSETS		100.00%

		151

Schedule of Investments
MidCap Stock Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (96.86%)			COMMON STOCKS (continued)
Aerospace & Defense (1.73%)			Electric - Integrated (continued)
Spirit Aerosystems Holdings Inc (a)	66,000 $	1,192	Wisconsin Energy Corp	48,200 $	2,177
					5,058
Airlines (2.90%)
AMR Corp (a)	122,800	976	Electronic Components - Semiconductors (2.76%)
Continental Airlines Inc (a)	62,000	1,019	Microchip Technology Inc	71,550	1,896
		1,995	Electronic Parts Distribution (2.59%)
Auto - Medium & Heavy Duty Trucks (1.67%)			Arrow Electronics Inc (a)	63,200	1,779
PACCAR Inc	30,500	1,150
			Engineering - Research & Development Services (1.92%)
Auto/Truck Parts & Equipment - Original (2.62%)			Jacobs Engineering Group Inc (a)	28,700	1,319
Magna International Inc	42,400	1,803
			Enterprise Software & Services (2.32%)
Chemicals - Specialty (3.08%)			BMC Software Inc (a)	42,466	1,594
Cabot Corp	42,200	975
Lubrizol Corp	16,000	1,144	Food - Dairy Products (0.56%)
		2,119	Dean Foods Co (a)	21,502	382

Coatings & Paint (2.42%)			Machinery Tools & Related Products (3.29%)
Valspar Corp	60,400	1,662	Lincoln Electric Holdings Inc	47,729	2,265

Commercial Banks (2.40%)			Medical - Hospitals (2.65%)
Cullen/Frost Bankers Inc	17,912	925	Universal Health Services Inc	29,400	1,821
TCF Financial Corp	55,749	727
		1,652	Medical - Wholesale Drug Distribution (0.51%)
			AmerisourceBergen Corp	15,700	351
Commercial Services (2.63%)
Weight Watchers International Inc	66,000	1,811	Medical Information Systems (2.18%)
			IMS Health Inc	97,702	1,500
Commercial Services - Finance (2.95%)
Lender Processing Services Inc	53,251	2,033	Medical Instruments (2.17%)
			Edwards Lifesciences Corp (a)	21,400	1,496
Computers - Integrated Systems (0.84%)
Diebold Inc	17,500	576	Medical Laboratory & Testing Service (2.72%)
			Covance Inc (a)	34,500	1,868
Computers - Memory Devices (1.85%)
NetApp Inc (a)	47,600	1,270	Non-Hazardous Waste Disposal (2.55%)
			Republic Services Inc	65,925	1,752
Cosmetics & Toiletries (2.22%)
Estee Lauder Cos Inc/The	41,200	1,528	Oil & Gas Drilling (2.09%)
			Nabors Industries Ltd (a)	68,787	1,438
Data Processing & Management (2.29%)
Fidelity National Information Services Inc	61,753	1,575	Oil Company - Exploration & Production (2.30%)
			Cimarex Energy Co	32,400	1,404
Diversified Manufacturing Operations (2.19%)
Teleflex Inc	31,143	1,504	Comstock Resources Inc (a)	4,500	180
					1,584
E-Commerce - Services (0.38%)			Oil Refining & Marketing (2.06%)
NetFlix Inc (a)	5,600	258	Frontier Oil Corp	101,838	1,417

Electric - Integrated (7.35%)			Property & Casualty Insurance (5.31%)
DTE Energy Co	20,300	713	Fidelity National Financial Inc	120,126	1,812
Northeast Utilities	91,300	2,168

152

Schedule of Investments
MidCap Stock Account
September 30, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)
COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Property & Casualty Insurance (continued)			Diversified Banking Institutions (continued)
HCC Insurance Holdings Inc	67,211 $	1,838	Investment in Joint Trading Account;
		3,650	Deutsche Bank Repurchase Agreement;
			0.06% dated 09/30/09 maturing 10/01/09
Reinsurance (1.52%)			(collateralized by Sovereign Agency
Max Capital Group Ltd	49,023	1,048	Issues; $157,000; 0.00% - 3.75%; dated
			11/13/09 - 03/27/19)	$ 154 $	154
REITS - Office Property (2.31%)			Investment in Joint Trading Account;
Alexandria Real Estate Equities Inc	29,200	1,587	Morgan Stanley Repurchase Agreement;
			0.03% dated 09/30/09 maturing 10/01/09
			(collateralized by Sovereign Agency Issue;
REITS - Shopping Centers (1.94%)			$548,000; 0.00%; dated 02/26/10)	537	537
Tanger Factory Outlet Centers	35,700	1,333			1,782

Rental - Auto & Equipment (1.15%)			TOTAL REPURCHASE AGREEMENTS	$ 1,782
Aaron's Inc	30,096	794	Total Investments	$ 68,405
			Other Assets in Excess of Liabilities, Net - 0.55%		375
Retail - Apparel & Shoe (1.15%)
Nordstrom Inc	25,982	793	TOTAL NET ASSETS - 100.00%	$ 68,780

Retail - Jewelry (2.77%)
			(a) Non-Income Producing Security
Tiffany & Co	49,500	1,907

Retail - Restaurants (1.54%)			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Chipotle Mexican Grill Inc (a)	10,900	1,058	of investments held by the account as of the period end were as follows:

Savings & Loans - Thrifts (2.34%)			Unrealized Appreciation	$ 15,955
Washington Federal Inc	95,550	1,611	Unrealized Depreciation		(2,721)

Toys (2.57%)			Net Unrealized Appreciation (Depreciation)		13,234
Mattel Inc	95,700	1,767	Cost for federal income tax purposes		55,171
			All dollar amounts are shown in thousands (000's)

Transport - Marine (2.07%)
Tidewater Inc	30,300	1,427	Portfolio Summary (unaudited)
TOTAL COMMON STOCKS	$ 66,623		Sector		Percent
			Financial		18.41%
	Principal		Consumer, Non-cyclical		17.57%
	Amount	Value	Industrial		16.34%
	(000's)	(000's)	Consumer, Cyclical		15.23%
REPURCHASE AGREEMENTS (2.59%)			Technology		12.23%
			Utilities		7.35%
Diversified Banking Institutions (2.59%)			Energy		6.45%
Investment in Joint Trading Account; Bank			Basic Materials		5.50%
of America Repurchase Agreement; 0.03%			Communications		0.37%
dated 09/30/09 maturing 10/01/09			Other Assets in Excess of Liabilities, Net		0.55%
(collateralized by Sovereign Agency			TOTAL NET ASSETS		100.00%
Issues; $564,000; 0.00% - 5.70%; dated
11/13/09 - 11/19/24)	$ 553 $	553
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.03%
dated 09/30/09 maturing 10/01/09
(collateralized by US Treasury Notes;
$548,000; 0.88%; dated 12/31/10 -
03/31/11)	538	538

		153

Schedule of Investments
MidCap Value Account II
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (102.24%)			COMMON STOCKS (continued)
Agricultural Operations (1.37%)			Computers - Memory Devices (1.08%)
Bunge Ltd	20,900 $	1,309	Seagate Technology	41,300 $	628
			Western Digital Corp (a)	11,000	402
Airlines (0.29%)					1,030
Alaska Air Group Inc (a)	4,500	120
Skywest Inc	9,700	161	Computers - Peripheral Equipment (1.11%)
		281	Lexmark International Inc (a)	49,200	1,060
Apparel Manufacturers (0.94%)			Consulting Services (0.27%)
Jones Apparel Group Inc	50,400	904	SAIC Inc (a)	14,500	254

Audio & Video Products (0.38%)			Containers - Paper & Plastic (1.52%)
Harman International Industries Inc	10,600	359	Pactiv Corp (a)	32,400	844
			Rock-Tenn Co	5,900	278
Auto/Truck Parts & Equipment - Original (0.53%)			Sonoco Products Co	11,900	328
TRW Automotive Holdings Corp (a)	30,300	507			1,450

Beverages - Non-Alcoholic (0.92%)			Distribution & Wholesale (0.94%)
Coca-Cola Enterprises Inc	41,000	878	Ingram Micro Inc (a)	27,900	470
			WESCO International Inc (a)	14,900	429
Building - Heavy Construction (0.46%)					899
Tutor Perini Corp (a)	20,700	441
			Diversified Manufacturing Operations (1.94%)
Building - Residential & Commercial (0.84%)			AO Smith Corp	10,700	408
Lennar Corp	56,500	805	Crane Co	11,900	307
			Teleflex Inc	9,100	440
Cable/Satellite TV (1.10%)			Trinity Industries Inc	40,500	696
DISH Network Corp (a)	54,500	1,050			1,851
			Electric - Integrated (6.84%)
Cellular Telecommunications (0.11%)
			Alliant Energy Corp	21,700	604
US Cellular Corp (a)	2,600	102
			Ameren Corp	29,100	736
Chemicals - Diversified (0.62%)			Consolidated Edison Inc	14,800	606
Huntsman Corp.	65,200	594	Constellation Energy Group Inc	13,900	450
			DTE Energy Co	19,200	675
Chemicals - Specialty (2.39%)			Integrys Energy Group Inc	12,800	459
Ashland Inc	17,700	765	Northeast Utilities	22,100	525
Cytec Industries Inc	20,600	669	Pepco Holdings Inc	30,400	452
Lubrizol Corp	11,900	850	Pinnacle West Capital Corp	15,648	514
		2,284	Portland General Electric Co	21,000	414
Commercial Services (0.70%)			TECO Energy Inc	40,800	574
Convergys Corp (a)	55,800	555	Xcel Energy Inc	27,400	527
DynCorp International Inc (a)	6,400	115			6,536
		670	Electric Products - Miscellaneous (0.71%)
Commercial Services - Finance (0.29%)			Molex Inc	32,500	679
Deluxe Corp	16,300	279
			Electronic Components - Miscellaneous (1.17%)
Computer Services (1.80%)			Benchmark Electronics Inc (a)	17,100	308
Affiliated Computer Services Inc (a)	8,400	455	Jabil Circuit Inc	26,300	352
Computer Sciences Corp (a)	24,100	1,270	Vishay Intertechnology Inc (a)	58,200	460
		1,725			1,120

154

Schedule of Investments
MidCap Value Account II
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Semiconductors (0.53%)			Human Resources (1.46%)
Fairchild Semiconductor International Inc (a)	49,400 $	505	Manpower Inc	24,700 $	1,401

Electronic Parts Distribution (0.91%)			Independent Power Producer (1.21%)
Avnet Inc (a)	33,600	873	Mirant Corp (a)	42,300	695
			RRI Energy Inc (a)	65,200	465
Electronics - Military (0.21%)					1,160
L-3 Communications Holdings Inc	2,500	201
			Insurance Brokers (1.37%)
Engineering - Research & Development Services (1.63%)			Arthur J Gallagher & Co	36,400	887
KBR Inc	36,100	841	Brown & Brown Inc	22,100	423
URS Corp (a)	16,500	720			1,310
		1,561	Life & Health Insurance (1.74%)
Enterprise Software & Services (0.62%)			Lincoln National Corp	41,600	1,078
Novell Inc (a)	131,800	594	Protective Life Corp	18,400	394
			Universal American Corp/NY (a)	20,400	192
Finance - Credit Card (0.92%)					1,664
Discover Financial Services	54,000	876
			Machinery - Construction & Mining (0.77%)
Finance - Investment Banker & Broker (0.46%)			Terex Corp (a)	35,600	738
Investment Technology Group Inc (a)	15,900	444
			Machinery - Farm (0.84%)
Finance - Other Services (1.65%)			AGCO Corp (a)	29,200	807
NASDAQ OMX Group Inc/The (a)	23,500	495
			Machinery - General Industry (0.76%)
NYSE Euronext	37,500	1,083	Gardner Denver Inc (a)	20,700	722
		1,578
Food - Canned (0.95%)			Medical - Drugs (2.39%)
Del Monte Foods Co	78,100	904	Forest Laboratories Inc (a)	45,100	1,328
			King Pharmaceuticals Inc (a)	88,600	954
Food - Meat Products (0.71%)					2,282
Tyson Foods Inc	53,700	678
			Medical - Generic Drugs (0.35%)
Food - Miscellaneous/Diversified (0.18%)			Par Pharmaceutical Cos Inc (a)	15,700	338
Chiquita Brands International Inc (a)	10,400	168
			Medical - HMO (3.41%)
Food - Retail (2.50%)			Centene Corp (a)	7,400	140
Safeway Inc	66,600	1,313	Coventry Health Care Inc (a)	28,900	577
SUPERVALU Inc	60,900	917	Health Net Inc (a)	48,100	741
Weis Markets Inc	1,900	61	Healthspring Inc (a)	19,500	239
Winn-Dixie Stores Inc (a)	7,500	99	Humana Inc (a)	28,400	1,059
		2,390	Magellan Health Services Inc (a)	16,100	500
					3,256
Gas - Distribution (2.86%)
Atmos Energy Corp	26,300	741	Metal Processors & Fabrication (0.76%)
NiSource Inc	56,500	785	Timken Co	31,100	729
Southwest Gas Corp	12,800	327
			Multi-Line Insurance (4.50%)
UGI Corp	22,900	574	American Financial Group Inc/OH	37,300	951
Vectren Corp	13,500	311	Assurant Inc	30,800	987
		2,738	Old Republic International Corp	75,000	914
Hospital Beds & Equipment (0.57%)			XL Capital Ltd	83,300	1,454
Kinetic Concepts Inc (a)	14,700	544			4,306

155

Schedule of Investments
MidCap Value Account II
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Office Automation & Equipment (0.62%)			Reinsurance (continued)
Xerox Corp	76,500 $	592	Axis Capital Holdings Ltd	32,000 $	966
			Endurance Specialty Holdings Ltd	21,900	799
Oil - Field Services (0.97%)			PartnerRe Ltd	13,800	1,062
Oil States International Inc (a)	26,300	924	RenaissanceRe Holdings Ltd	5,700	312
			Transatlantic Holdings Inc	15,800	793
Oil & Gas Drilling (1.80%)
					5,263
ENSCO International Inc	23,400	995
Rowan Cos Inc	15,000	346	REITS - Apartments (1.91%)
Unit Corp (a)	9,300	384	Camden Property Trust	24,100	971
		1,725	Equity Residential	26,300	808
			UDR Inc	3,180	50
Oil Company - Exploration & Production (1.86%)
					1,829
Newfield Exploration Co (a)	25,200	1,073
Plains Exploration & Production Co (a)	25,500	705	REITS - Diversified (0.89%)
		1,778	Liberty Property Trust	26,100	849

Oil Company - Integrated (1.48%)			REITS - Hotels (1.08%)
Murphy Oil Corp	24,600	1,416	Hospitality Properties Trust	50,700	1,033

Oil Refining & Marketing (1.89%)			REITS - Office Property (2.05%)
Frontier Oil Corp	17,200	240	Brandywine Realty Trust	31,900	352
Sunoco Inc	33,500	953	HRPT Properties Trust	115,700	870
Tesoro Corp/Texas	41,000	614	Mack-Cali Realty Corp	22,900	741
		1,807			1,963
Pharmacy Services (0.12%)			REITS - Warehouse & Industrial (1.27%)
Omnicare Inc	4,900	110	ProLogis	101,500	1,210

Pipelines (1.08%)			Rental - Auto & Equipment (0.29%)
Oneok Inc	28,100	1,029	Rent-A-Center Inc/TX (a)	14,500	274

Property & Casualty Insurance (0.96%)			Retail - Apparel & Shoe (0.66%)
Fidelity National Financial Inc	49,200	742	Foot Locker Inc	53,000	633
Infinity Property & Casualty Corp	1,700	72
OneBeacon Insurance Group Ltd	7,400	102	Retail - Consumer Electronics (0.92%)
		916	RadioShack Corp	53,200	881

Publicly Traded Investment Fund (2.88%)			Retail - Discount (0.86%)
iShares Russell 2000 Value Index Fund	17,000	961	BJ's Wholesale Club Inc (a)	22,800	826
SPDR Trust Series 1	17,000	1,795
		2,756	Retail - Hair Salons (0.29%)
Racetracks (0.82%)			Regis Corp	18,200	282
International Speedway Corp	11,300	311
Penn National Gaming Inc (a)	17,100	473	Retail - Office Supplies (0.31%)
		784	Office Depot Inc (a)	44,700	296
Regional Banks (2.10%)			Retail - Restaurants (0.18%)
Fifth Third Bancorp	125,000	1,266	Bob Evans Farms Inc	6,000	174
Keycorp	114,700	746
		2,012	Satellite Telecommunications (0.18%)
			EchoStar Holding Corp (a)	9,300	172
Reinsurance (5.50%)
Allied World Assurance Co Holdings Ltd	9,400	450
Aspen Insurance Holdings Ltd	33,300	881

156

Schedule of Investments
MidCap Value Account II
September 30, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)
COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Schools (0.93%)			Diversified Banking Institutions (continued)
Washington Post Co/The	1,900 $	889	Investment in Joint Trading Account;
			Morgan Stanley Repurchase Agreement;
Steel - Producers (0.33%)			0.03% dated 09/30/09 maturing 10/01/09
Carpenter Technology Corp	13,300	311	(collateralized by Sovereign Agency Issue;
			$141,000; 0.00%; dated 02/26/10)	$ 138 $	138

Telecommunication Equipment (1.34%)					457
Arris Group Inc (a)	15,200	198	TOTAL REPURCHASE AGREEMENTS	$ 457
Plantronics Inc	3,000	80	Total Investments	$ 98,220
Tellabs Inc (a)	145,200	1,005	Liabilities in Excess of Other Assets, Net - (2.72)%		(2,605)
		1,283
			TOTAL NET ASSETS - 100.00%	$ 95,615
Telephone - Integrated (1.20%)
Qwest Communications International Inc	300,500	1,145
			(a) Non-Income Producing Security
Television (0.26%)
CBS Corp	20,400	246	Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Transport - Marine (0.85%)			of investments held by the account as of the period end were as follows:
Tidewater Inc	17,300	815
			Unrealized Appreciation	$ 15,163
Transport - Services (0.76%)			Unrealized Depreciation		(6,201)
Ryder System Inc	18,700	730	Net Unrealized Appreciation (Depreciation)		8,962
			Cost for federal income tax purposes		89,258
Transport - Truck (0.59%)			All dollar amounts are shown in thousands (000's)
Con-way Inc	14,800	567
			Portfolio Summary (unaudited)
Web Portals (0.28%)			Sector		Percent
United Online Inc	33,300	268	Financial		26.89%
			Consumer, Non-cyclical		16.43%
Wire & Cable Products (0.15%)			Industrial		14.04%
General Cable Corp (a)	3,600	141	Utilities		10.91%
TOTAL COMMON STOCKS	$ 97,763		Energy		9.08%
			Consumer, Cyclical		8.94%
	Principal		Technology		5.76%
	Amount	Value	Communications		4.46%
	(000's)	(000's)	Basic Materials		3.33%
			Exchange Traded Funds		2.88%
REPURCHASE AGREEMENTS (0.48%)			Liabilities in Excess of Other Assets, Net		(2.72%)
Diversified Banking Institutions (0.48%)			TOTAL NET ASSETS		100.00%
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.03%
dated 09/30/09 maturing 10/01/09
(collateralized by Sovereign Agency
Issues; $145,000; 0.00% - 5.70%; dated
11/13/09 - 11/19/24)	$ 142 $	142
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.03%
dated 09/30/09 maturing 10/01/09
(collateralized by US Treasury Notes;
$141,000; 0.88%; dated 12/31/10 -
03/31/11)	138	138
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.06% dated 09/30/09 maturing 10/01/09
(collateralized by Sovereign Agency
Issues; $40,000; 0.00% - 3.75%; dated
11/13/09 - 03/27/19)	39	39

		157

Schedule of Investments
Money Market Account
September 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
COMMERCIAL PAPER (91.83%)			COMMERCIAL PAPER (continued)
Beverages - Non-Alcoholic (2.38%)			Diversified Banking Institutions (continued)
Coca-Cola Co/The			Royal Bank of Scotland Group PLC
0.33%, 10/ 5/2009	$ 2,000 $	2,000	0.34%, 12/ 1/2009 (a)	$ 2,000 $	1,999
0.22%, 10/14/2009 (a)	2,000	2,000	0.34%, 12/16/2009 (a)	1,800	1,799
0.27%, 11/ 2/2009 (a)	2,000	1,999	Societe Generale North America Inc
0.33%, 11/ 6/2009 (a)	2,000	1,999	0.34%, 10/ 1/2009	1,900	1,900
0.22%, 1/ 6/2010 (a)	1,810	1,809	0.67%, 10/ 6/2009	1,500	1,500
		9,807	0.63%, 10/ 8/2009	1,800	1,800
			0.56%, 10/16/2009	2,300	2,299
Chemicals - Diversified (2.67%)
			0.42%, 12/22/2009	2,000	1,998
BASF AG
0.42%, 1/29/2010	2,000	1,997			23,438
BASF SE			Diversified Financial Services (4.76%)
0.40%, 11/23/2009 (a)	2,000	1,999	General Electric Capital
0.50%, 2/23/2010 (a)	2,000	1,996	0.24%, 10/ 2/2009	1,800	1,800
0.65%, 7/ 9/2010 (a)	1,500	1,492	0.23%, 10/ 5/2009	2,000	2,000
EI Du Pont de Nemours & Co			0.20%, 10/14/2009	1,500	1,500
0.43%, 6/22/2010 (a)	2,000	1,994	0.21%, 11/ 6/2009	1,500	1,500
0.55%, 9/13/2010	1,500	1,492	Nordea North America Inc/DE
		10,970	0.20%, 10/14/2009	1,280	1,280
Commercial Banks (6.92%)			0.24%, 12/ 1/2009	1,500	1,499
Australia & New Zealand Banking Group Ltd			Rabobank USA Financial Corp
0.27%, 12/11/2009 (a)	2,000	1,999	0.43%, 11/24/2009	2,300	2,298
0.39%, 2/17/2010 (a)	1,500	1,498	0.47%, 11/25/2009	1,330	1,329
DnB NOR Bank ASA			0.50%, 12/ 8/2009	1,200	1,199
0.50%, 10/26/2009	2,100	2,099	0.24%, 12/10/2009	2,000	1,999
0.51%, 10/27/2009	1,800	1,799	0.30%, 2/18/2010	1,200	1,199
0.50%, 10/30/2009	2,100	2,099	0.32%, 3/10/2010	2,000	1,997
0.62%, 12/10/2009	1,700	1,698			19,600
0.55%, 12/17/2009	1,900	1,898	Diversified Manufacturing Operations (0.53%)
National Australia Funding			General Electric
0.99%, 10/ 9/2009	1,270	1,270	3.99%, 12/29/2009	2,200	2,199
0.98%, 10/13/2009 (a)	2,000	1,999
0.92%, 10/23/2009	1,800	1,799	Electric - Integrated (5.55%)
0.44%, 11/ 3/2009	2,200	2,199	E. ON AG
Toronto-Dominion Holdings USA Inc			0.67%, 10/ 2/2009 (a)	1,900	1,900
0.35%, 3/15/2010 (a)	1,600	1,598	0.63%, 10/22/2009 (a)	2,000	1,999
Westpac Banking Corp			0.59%, 11/ 5/2009	1,600	1,599
0.29%, 11/ 3/2009 (a)	2,000	2,000	0.59%, 11/ 6/2009	1,600	1,599
0.31%, 12/ 3/2009 (a)	2,000	1,999	0.40%, 12/23/2009	2,300	2,298
0.38%, 2/ 4/2010 (a)	2,000	1,997	GDF Suez
0.38%, 2/22/2010 (a)	525	524	0.21%, 10/ 6/2009 (a)	2,300	2,300
		28,475	0.20%, 10/ 7/2009 (a)	1,340	1,340
			0.19%, 10/28/2009 (a)	1,670	1,670
Diversified Banking Institutions (5.70%)
JP Morgan Chase & Co			0.21%, 10/29/2009	2,200	2,199
0.45%, 12/ 8/2009	1,900	1,898	0.17%, 10/30/2009 (a)	1,650	1,650
JP Morgan Chase Funding Inc			0.18%, 11/ 5/2009 (a)	1,000	1,000
0.19%, 10/ 9/2009 (a)	1,200	1,200	Southern Co Funding Corp
0.40%, 10/19/2009 (a)	2,050	2,050	0.20%, 10/ 1/2009 (a)	1,650	1,650
0.40%, 12/15/2009 (a)	2,000	1,998	0.15%, 10/30/2009 (a)	1,620	1,620
0.30%, 12/21/2009 (a)	1,500	1,499			22,824
0.30%, 4/ 1/2010 (a)	1,500	1,498

158

Schedule of Investments
Money Market Account
September 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
COMMERCIAL PAPER (continued)			COMMERCIAL PAPER (continued)
Fiduciary Banks (0.53%)			Finance - Mortgage Loan/Banker (4.46%)
State Street Corp			Fannie Mae Discount Notes
0.30%, 1/21/2010	$ 2,200 $	2,198	0.75%, 11/ 2/2009	$ 2,000 $	1,999
			0.66%, 11/ 9/2009	2,100	2,098
Finance - Auto Loans (6.55%)			Federal Home Loan Bank Discount Notes
American Honda Finance Corp			0.22%, 10/21/2009	2,000	2,000
0.23%, 10/15/2009	2,000	2,000	0.21%, 10/23/2009	2,000	2,000
0.25%, 11/16/2009	1,800	1,799	0.41%, 1/ 5/2010	1,740	1,738
0.30%, 11/18/2009	2,000	1,999	0.31%, 1/15/2010	2,750	2,747
0.25%, 11/19/2009	2,100	2,099	Freddie Mac Discount Notes
0.28%, 11/23/2009	2,200	2,199	0.63%, 10/13/2009	2,000	2,000
PACCAR Financial Corp			0.52%, 12/ 7/2009	1,760	1,758
0.27%, 10/22/2009	2,000	2,000	0.28%, 12/14/2009	2,000	1,999
0.22%, 11/12/2009	1,000	1,000			18,339
0.22%, 11/13/2009	1,000	1,000
0.22%, 11/16/2009	2,300	2,299	Finance - Other Services (3.04%)
			Private Export Funding Corp
0.22%, 12/21/2009	2,260	2,259	0.32%, 11/ 4/2009	2,000	2,000
Toyota Motor Credit Corp			0.29%, 11/13/2009	2,100	2,099
0.32%, 10/ 7/2009	2,000	2,000
0.31%, 10/22/2009	1,800	1,800	0.29%, 12/ 2/2009 (a)	4,000	3,998
3.73%, 11/ 3/2009	1,000	1,000	0.40%, 12/14/2009	2,100	2,098
3.71%, 11/ 4/2009	2,000	1,999	0.34%, 3/ 9/2010 (a)	2,300	2,297
0.25%, 12/ 9/2009	1,500	1,499			12,492
		26,952	Food - Miscellaneous/Diversified (0.49%)
			Unilever Capital Corp
Finance - Commercial (0.49%)			0.12%, 11/ 4/2009 (a)	2,000	2,000
Caterpillar Financial Services Corp
0.60%, 11/12/2009	2,040	2,039	Life & Health Insurance (0.36%)
			New York Life Capital Corp
Finance - Credit Card (1.01%)			0.25%, 11/ 9/2009 (a)	1,500	1,500
American Express Credit
0.26%, 10/ 1/2009	1,400	1,400	Medical - Drugs (2.64%)
0.50%, 10/19/2009	750	750	Pfizer Inc
0.37%, 10/21/2009	2,000	1,999	0.32%, 11/ 3/2009 (a)	2,120	2,119
		4,149	0.32%, 12/ 3/2009 (a)	2,200	2,199
Finance - Investment Banker & Broker (4.97%)			0.36%, 12/ 8/2009 (a)	2,070	2,069
BNP Paribas Finance Inc			Pfizer Investment Capital
0.82%, 11/ 2/2009	2,000	1,999	0.50%, 2/10/2010	2,200	2,196
0.25%, 11/25/2009	2,000	1,999	0.47%, 2/17/2010	2,275	2,271
0.24%, 12/ 4/2009	2,240	2,239			10,854
0.40%, 2/ 4/2010	2,000	1,997	Money Center Banks (1.31%)
0.43%, 2/10/2010	2,000	1,997	Intesa Funding LLC
ING US Funding LLC			0.205%, 10/27/2009	2,000	2,000
0.31%, 11/10/2009	1,710	1,709	0.22%, 12/18/2009	2,200	2,199
0.24%, 12/ 4/2009	1,280	1,279	UBS Finance Delaware LLC
0.42%, 12/28/2009	2,000	1,998	0.41%, 2/26/2010	1,200	1,198
4.13%, 1/20/2010	2,000	1,998			5,397
0.45%, 1/27/2010	925	924	Oil Company - Integrated (1.04%)
0.29%, 2/16/2010	2,300	2,297	BP Capital Markets PLC
		20,436	0.45%, 10/15/2009	2,290	2,289

159

Schedule of Investments
Money Market Account
September 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
COMMERCIAL PAPER (continued)			COMMERCIAL PAPER (continued)
Oil Company - Integrated (continued)			Special Purpose Entity (continued)
Shell International Finance BV			Danske Corp
0.16%, 10/16/2009 (a)	$ 2,000 $	2,000	0.22%, 10/13/2009 (a)	$ 2,300 $	2,300
		4,289	0.25%, 11/30/2009 (a)	3,600	3,598
Publicly Traded Investment Fund (3.91%)			0.23%, 12/16/2009 (a)	2,000	1,999
Cash Account Trust - Government & Agency			0.42%, 2/ 1/2010 (a)	1,300	1,298
DWS Government Cash Securities Port			Gemini Securitization Corp LLC
0.12%, 12/31/2009	6,030	6,030	0.35%, 10/ 2/2009 (a)	2,000	2,000
Columbia Funds Series Trust - Columbia			0.21%, 10/ 8/2009 (a)	1,400	1,400
Money Market Reserves			0.30%, 10/14/2009 (a)	720	720
0.13%, 12/31/2009	455	455	0.30%, 10/21/2009 (a)	1,000	1,000
FFI Government Fund			0.21%, 11/ 6/2009 (a)	2,500	2,499
0.14%, 12/31/2009	2,360	2,360
			0.28%, 11/17/2009 (a)	2,200	2,199
JP Morgan Prime Money Market Fund
0.22%, 12/31/2009	7,255	7,255	Metlife Funding Inc
			0.20%, 10/22/2009	2,180	2,180
		16,100
			0.29%, 11/20/2009	2,100	2,099
Special Purpose Banks (1.46%)			Park Avenue Receivables Corp
Kreditanstalt fuer Wiederaufbau			0.25%, 10/ 5/2009 (a)	2,000	2,000
0.19%, 10/15/2009 (a)	2,000	2,000	0.19%, 10/16/2009 (a)	2,000	2,000
0.16%, 12/28/2009 (a)	2,000	1,999	0.19%, 10/20/2009 (a)	2,100	2,100
0.20%, 12/30/2009 (a)	2,000	1,999	0.19%, 10/21/2009 (a)	2,000	2,000
		5,998	0.20%, 11/12/2009 (a)	2,000	1,999
Special Purpose Entity (28.48%)			Prudential Funding Corp
CAFCO LLC			0.28%, 10/ 6/2009	2,200	2,200
0.35%, 10/ 9/2009 (a)	500	500	0.29%, 10/20/2009	2,000	2,000
0.35%, 10/20/2009 (a)	2,100	2,100	0.27%, 11/17/2009	2,000	1,999
0.30%, 11/17/2009 (a)	1,500	1,499	Ranger Funding Co LLC
3.90%, 12/ 7/2009 (a)	2,100	2,099	0.32%, 10/19/2009 (a)	3,500	3,499
0.33%, 1/12/2010 (a)	2,300	2,298	0.21%, 11/ 9/2009 (a)	2,000	1,999
0.32%, 1/27/2010 (a)	1,900	1,898	0.33%, 11/20/2009 (a)	2,000	1,999
Calyon North America Inc			0.23%, 12/ 9/2009 (a)	1,600	1,599
0.98%, 11/ 5/2009	1,500	1,498	Sheffield Receivables Corp
0.40%, 11/16/2009	1,800	1,799	0.23%, 10/ 1/2009 (a)	2,300	2,300
0.40%, 11/27/2009	2,000	1,999	0.25%, 10/ 6/2009 (a)	1,500	1,500
0.44%, 1/ 4/2010	2,000	1,998	0.26%, 10/ 7/2009 (a)	1,615	1,615
0.55%, 1/19/2010	1,100	1,098	0.26%, 10/ 9/2009 (a)	2,000	2,000
0.45%, 6/10/2010	2,000	1,994	0.26%, 11/ 5/2009 (a)	500	500
CBA Delaware Finance Inc			0.60%, 12/ 1/2009 (a)	2,100	2,098
0.21%, 10/30/2009	1,930	1,930	Straight - A Funding LLC
Charta Corp			0.20%, 10/27/2009	2,100	2,100
0.22%, 10/29/2009 (a)	2,000	2,000	0.23%, 12/ 9/2009	2,000	1,999
0.30%, 11/18/2009 (a)	2,000	1,999	0.23%, 12/10/2009	2,800	2,799
0.25%, 12/ 1/2009 (a)	2,000	1,999	Yorktown Capital LLC
0.35%, 3/ 2/2010 (a)	2,200	2,197	0.19%, 10/ 8/2009 (a)	3,000	3,000
0.43%, 4/ 1/2010 (a)	2,000	1,996	0.28%, 11/10/2009 (a)	2,000	1,999
CRC Funding LLC			0.30%, 12/16/2009	2,000	1,999
0.27%, 10/29/2009 (a)	2,000	2,000	0.23%, 12/18/2009 (a)	2,300	2,299
0.35%, 11/ 2/2009 (a)	1,600	1,599			117,186
0.35%, 11/10/2009 (a)	1,500	1,499	Telephone - Integrated (1.37%)
0.32%, 1/27/2010 (a)	2,000	1,998	Telstra Corp Ltd
0.38%, 4/ 5/2010	2,300	2,295	0.27%, 11/16/2009 (a)	1,700	1,699

160

Schedule of Investments
Money Market Account
September 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
COMMERCIAL PAPER (continued)			BONDS (continued)
Telephone - Integrated (continued)			Automobile Sequential (continued)
Telstra Corp Ltd (continued)			Honda Auto Receivables Owner Trust
0.33%, 11/25/2009	$ 2,500 $	2,499	1.32%, 5/17/2010 (b)	$ 496 $	496
0.23%, 12/ 1/2009 (a)	1,430	1,430	Hyundai Auto Receivables Trust
		5,628	0.36%, 9/15/2010	2,400	2,400
			Nissan Auto Receivables Owner Trust
Tools - Hand Held (1.21%)			1.76%, 4/15/2010	486	486
Stanley Works/The			Volkswagen Auto Lease Trust
0.25%, 11/10/2009 (a)	1,000	1,000	1.45%, 5/17/2010 (b)	490	490
0.24%, 11/20/2009 (a)	2,100	2,099			5,828
0.24%, 11/24/2009 (a)	1,895	1,894
		4,993	Life & Health Insurance (0.24%)
			Monumental Global Funding III
TOTAL COMMERCIAL PAPER	$ 377,863		1.26%, 10/19/2009 (a)(c)	1,000	1,000

CERTIFICATE OF DEPOSIT (4.13%)
			Medical Laboratory & Testing Service (0.32%)
Commercial Banks (1.34%)
			Roche Holdings Inc
Citibank NA			1.39%, 11/25/2009 (a)(b)	1,300	1,300
0.35%, 10/28/2009	1,500	1,500
0.50%, 3/ 1/2010	2,000	2,000	TOTAL BONDS	$ 8,674
US Bank NA			MUNICIPAL BONDS (1.91%)
0.66%, 5/18/2010	2,000	2,000	California (0.41%)
		5,500	California Statewide Communities
			Development Authority Fannie Mae
Diversified Banking Institutions (0.46%)			0.55%, 12/15/2036	750	750
Bank of America NA			County of Sacramento CA Bayersiche
0.50%, 12/11/2009	1,900	1,900	Landesbank
			0.40%, 7/ 1/2022	705	705
Diversified Financial Services (0.27%)			San Jose Redevelopment Agency/CA JP
Nordea Bank			Morgan Chase Bank
1.07%, 5/21/2010	1,100	1,100	0.32%, 8/ 1/2028	225	225
					1,680
Regional Banks (2.06%)
Bank of America NA			Colorado (0.34%)
0.46%, 1/12/2010	800	800	City of Colorado Springs CO
0.35%, 1/26/2010	2,000	2,000	0.75%, 11/ 1/2027	700	700
0.44%, 2/18/2010	2,000	2,000	Sheridan Redevelopment Agency Citibank NA
			2.00%, 12/ 1/2029	700	700
0.43%, 2/22/2010	2,000	2,000
					1,400
0.45%, 6/14/2010	1,700	1,700
		8,500	Illinois (0.22%)
			City of Chicago IL US Bank NA
TOTAL CERTIFICATE OF DEPOSIT	$ 17,000		1.34%, 7/ 8/2010	900	900
BONDS (2.11%)
Asset Backed Securities (0.13%)			Indiana (0.10%)
CNH Equipment Trust			Ball State University Foundation Inc
1.74%, 4/15/2010 (b)	72	72	0.45%, 9/ 1/2031	400	400
John Deere Owner Trust
1.13%, 7/ 2/2010	474	474	Iowa (0.19%)
			Iowa Finance Authority
		546	0.45%, 3/ 1/2018	200	200
Automobile Sequential (1.42%)			Iowa Finance Authority Dexia/Fannie
Bank of America Auto Trust			Mae/Ginnie Mae
0.67%, 7/15/2010 (a)	1,606	1,606	0.42%, 1/ 1/2038	600	600
BMW Vehicle Lease Trust					800
0.79%, 6/15/2010	350	350

161

Schedule of Investments
Money Market Account
September 30, 2009 (unaudited)

			Portfolio Summary (unaudited)
	Principal
			Sector	Percent
	Amount	Value
	(000's)	(000's)	Financial	69.95%
			Consumer, Non-cyclical	5.82%
MUNICIPAL BONDS (continued)			Utilities	5.55%
Michigan (0.12%)			Government	4.70%
Calvin College JP Morgan Chase			Exchange Traded Funds	3.91%
0.44%, 10/ 1/2037	$ 500 $	500	Basic Materials	2.67%
			Industrial	1.75%
			Asset Backed Securities	1.55%
Minnesota (0.02%)			Communications	1.37%
St Paul Housing & Redevelopment			Energy	1.04%
Authority/MN			Insured	1.02%
0.50%, 1/ 1/2024	100	100	Revenue	0.72%
			Tax Allocation	0.17%
New York (0.18%)			Liabilities in Excess of Other Assets, Net	(0.22%)
New York State Housing Finance Agency			TOTAL NET ASSETS	100.00%
Fannie Mae
0.40%, 5/15/2033	720	720

Pennsylvania (0.18%)
Montgomery County Industrial Development
Authority/PA JP Morgan Chase
0.55%, 8/ 1/2037	750	750

Washington (0.15%)
Washington State Housing Finance
Commission/WA
0.40%, 7/ 1/2030	465	465
Washington State Housing Finance
Commission/WA Fannie Mae
0.55%, 5/15/2033	130	130
		595

TOTAL MUNICIPAL BONDS	$ 7,845

U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (0.24%)
U.S. Treasury Bill (0.24%)
0.43%, 6/ 3/2010	1,010	1,007
TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS	$ 1,007
Total Investments	$ 412,389
Liabilities in Excess of Other Assets, Net - (0.22)%		(893)

TOTAL NET ASSETS - 100.00%	$ 411,496

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $175,482 or 42.64% of net assets.
(b)	Variable Rate. Rate shown is in effect at September 30, 2009.
(c) Security is Illiquid

		162

Schedule of Investments
Mortgage Securities Account
September 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (22.92%)			BONDS (continued)
Finance - Mortgage Loan/Banker (4.73%)			Regional Agencies (0.16%)
Fannie Mae			US Department of Housing and Urban
3.00%, 9/16/2014	$ 3,000 $	3,050	Development
Federal Farm Credit Bank			6.16%, 8/ 1/2011	$ 317 $	323
3.70%, 5/15/2013	2,500	2,632	TOTAL BONDS	$ 48,334
Federal Home Loan Banks			U.S. GOVERNMENT & GOVERNMENT AGENCY
7.38%, 2/12/2010	2,455	2,518	OBLIGATIONS (70.55%)
4.50%, 9/16/2013	1,640	1,782	Federal Home Loan Mortgage Corporation
		9,982	(FHLMC) (34.31%)
			7.00%, 11/ 1/2012	6	7
Mortgage Backed Securities (18.03%)			6.00%, 1/ 1/2013	44	47
Banc of America Mortgage Securities Inc			7.00%, 1/ 1/2013	15	16
4.75%, 8/25/2033	1,272	1,271
5.50%, 5/25/2034	505	503	6.50%, 11/ 1/2016	72	77
Chase Mortgage Finance Corp			6.00%, 4/ 1/2017	243	261
6.00%, 5/25/2035	1,940	1,598	6.00%, 4/ 1/2017	203	217
Citicorp Mortgage Securities Inc			6.00%, 5/ 1/2017	232	248
5.50%, 3/25/2035	1,385	1,373	4.50%, 4/ 1/2018	541	572
Countrywide Home Loan Mortgage Pass			5.50%, 11/ 1/2018	698	748
Through Trust			6.50%, 12/ 1/2021	192	208
5.00%, 11/25/2018	1,198	1,208	6.50%, 4/ 1/2022	239	259
5.25%, 5/25/2034	2,247	2,147	6.50%, 5/ 1/2022	155	168
5.75%, 12/25/2035	2,798	2,252	6.50%, 5/ 1/2023	37	40
CS First Boston Mortgage Securities Corp			4.00%, 6/ 1/2024	1,957	1,994
5.75%, 4/25/2033	894	863
			4.50%, 6/ 1/2024	1,955	2,026
Fannie Mae
8.70%, 12/25/2019	12	13	4.50%, 8/ 1/2024	2,989	3,097
8.00%, 4/25/2022	64	65	6.50%, 1/ 1/2028	17	18
5.00%, 2/25/2027	340	10	7.00%, 1/ 1/2028	197	218
5.50%, 2/25/2032	1,361	1,419	6.50%, 3/ 1/2029	30	32
7.00%, 4/25/2032	832	917	6.50%, 4/ 1/2029	321	349
Fannie Mae Grantor Trust			8.50%, 7/ 1/2029	49	56
7.30%, 5/25/2010	2,455	2,549	8.00%, 12/ 1/2030	18	20
Freddie Mac			7.50%, 2/ 1/2031	38	43
5.50%, 1/15/2033	894	956	6.00%, 5/ 1/2031	116	124
5.50%, 4/15/2033 (a)	1,640	1,717	7.00%, 6/ 1/2031	29	32
MASTR Alternative Loans Trust			6.50%, 10/ 1/2031	74	80
5.39%, 1/25/2020 (a)	1,139	1,016	7.00%, 10/ 1/2031	35	38
5.50%, 1/25/2020	2,483	2,205	6.50%, 1/ 1/2032	269	290
Prime Mortgage Trust			7.00%, 4/ 1/2032	365	401
4.75%, 10/25/2020 (a)	1,093	1,023	6.00%, 9/ 1/2032	166	177
Residential Funding Mortgage Securities I			5.50%, 11/ 1/2032	653	687
5.50%, 12/25/2033	2,450	2,383
			5.00%, 2/ 1/2033	962	1,000
Structured Asset Securities Corp
6.00%, 4/25/2033	3,292	3,276	5.50%, 4/ 1/2033	1,259	1,324
5.00%, 5/25/2035	1,232	1,186	5.00%, 6/ 1/2033	1,007	1,046
Wells Fargo Mortgage Backed Securities Trust			4.50%, 8/ 1/2033	492	500
5.50%, 5/25/2035	2,915	2,817	4.50%, 8/ 1/2033	571	581
5.75%, 10/25/2036 (a)	2,452	2,449	5.00%, 8/ 1/2033	1,710	1,776
6.00%, 4/25/2037	2,457	1,371	5.00%, 8/ 1/2033	1,676	1,740
6.00%, 12/28/2037 (a)	1,542	1,442	5.50%, 8/ 1/2033	1,186	1,249
		38,029	6.00%, 11/ 1/2033	578	616
			6.00%, 11/ 1/2033	553	591
			5.50%, 12/ 1/2033	1,518	1,598

163

Schedule of Investments
Mortgage Securities Account
September 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation			Federal National Mortgage Association (FNMA)
(FHLMC) (continued)			(continued)
6.00%, 12/ 1/2033	$ 524 $	559	6.00%, 8/ 1/2031	$ 293 $	313
5.50%, 1/ 1/2034	1,079	1,135	7.00%, 11/ 1/2031	198	218
5.00%, 5/ 1/2034	2,036	2,113	6.50%, 1/ 1/2032	53	57
6.00%, 5/ 1/2034	974	1,034	6.50%, 3/ 1/2032	173	187
6.00%, 5/ 1/2034	1,745	1,843	6.50%, 3/ 1/2032	60	65
5.00%, 5/ 1/2035	1,033	1,071	6.50%, 4/ 1/2032	263	284
4.50%, 6/ 1/2035	2,585	2,626	6.50%, 8/ 1/2032	94	101
4.50%, 6/ 1/2035	2,645	2,697	6.50%, 11/ 1/2032	76	82
5.00%, 7/ 1/2035	4,671	4,844	6.50%, 11/ 1/2032	118	127
5.50%, 9/ 1/2035	1,874	1,969	6.50%, 12/ 1/2032	276	297
7.00%, 7/ 1/2036	1,519	1,648	5.50%, 2/ 1/2033	816	859
6.00%, 3/ 1/2037	2,103	2,226	6.50%, 2/ 1/2033	123	132
5.50%, 1/ 1/2038	2,533	2,655	5.50%, 5/ 1/2033	86	91
5.50%, 2/ 1/2038	3,250	3,400	5.50%, 5/ 1/2033	573	603
4.50%, 5/ 1/2039	1,987	2,012	5.50%, 6/ 1/2033	1,172	1,233
5.00%, 5/ 1/2039	2,916	3,018	5.50%, 2/ 1/2034	2,281	2,390
4.50%, 6/ 1/2039	2,987	3,026	6.00%, 2/ 1/2034	88	94
5.00%, 6/ 1/2039	3,350	3,466	5.50%, 4/ 1/2034	299	314
4.00%, 8/ 1/2039	2,664	2,637	5.00%, 6/ 1/2034	1,651	1,713
4.50%, 9/ 1/2039	2,996	3,035	5.50%, 7/ 1/2034	612	641
5.75%, 1/ 1/2037 (a)	750	790	6.50%, 7/ 1/2034	265	286
		72,375	6.50%, 7/ 1/2034	647	701
Federal National Mortgage Association (FNMA) (22.33%)			5.50%, 8/ 1/2034	631	661
6.00%, 12/ 1/2016	248	267	5.50%, 9/ 1/2034	2,071	2,170
5.50%, 1/ 1/2017	341	365	5.50%, 11/ 1/2035	2,074	2,178
6.00%, 8/ 1/2017	348	373	6.50%, 2/ 1/2036	1,359	1,452
5.50%, 12/ 1/2017	326	350	6.50%, 5/ 1/2036	1,479	1,584
5.50%, 5/ 1/2018	839	898	6.00%, 9/ 1/2036	2,128	2,256
5.00%, 6/ 1/2018	1,202	1,276	6.01%, 10/ 1/2036 (a)	1,144	1,212
5.00%, 10/ 1/2018	1,013	1,076	6.00%, 4/ 1/2037	1,698	1,795
8.00%, 5/ 1/2022	3	3	6.00%, 7/ 1/2037	3,132	3,311
8.50%, 2/ 1/2023	2	2	6.00%, 9/ 1/2037	2,682	2,836
6.50%, 9/ 1/2024	100	107	5.50%, 3/ 1/2038	3,308	3,465
8.00%, 5/ 1/2027	93	101	6.00%, 5/ 1/2038	1,684	1,780
8.00%, 9/ 1/2027	20	23	5.00%, 4/ 1/2039	3,625	3,750
8.50%, 10/ 1/2027	68	78	4.00%, 5/ 1/2039	1,980	1,963
7.00%, 8/ 1/2028	77	85			47,101
6.50%, 11/ 1/2028	12	13	Government National Mortgage Association
7.00%, 12/ 1/2028	52	58	(GNMA) (6.03%)
6.50%, 2/ 1/2029	16	18	7.50%, 1/15/2023	2	3
6.50%, 3/ 1/2029	48	52	7.50%, 1/15/2023	3	3
6.50%, 4/ 1/2029	75	81	7.50%, 1/15/2023	2	2
7.00%, 4/ 1/2029	28	31	7.50%, 2/15/2023	2	2
6.50%, 7/ 1/2029	487	527	7.50%, 2/15/2023	4	5
7.50%, 11/ 1/2029	31	34	7.50%, 2/15/2023	9	10
9.00%, 9/ 1/2030	21	25	7.50%, 3/15/2023	5	5
6.50%, 6/ 1/2031	27	29	7.50%, 3/15/2023	12	13
6.50%, 6/ 1/2031	26	28	7.50%, 4/15/2023	33	37

164

Schedule of Investments
Mortgage Securities Account
September 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Government National Mortgage Association			U.S. Treasury (continued)
(GNMA) (continued)			4.50%, 2/15/2036	$ 820 $	881
7.50%, 6/15/2023	$ 6 $	7			16,624
7.50%, 6/15/2023	17	19
7.50%, 6/15/2023	19	21	TOTAL U.S. GOVERNMENT & GOVERNMENT
7.50%, 7/15/2023	1	1	AGENCY OBLIGATIONS	$ 148,808
7.50%, 9/15/2023	10	11	REPURCHASE AGREEMENTS (6.04%)
7.50%, 9/15/2023	5	6	Diversified Banking Institutions (6.04%)
7.50%, 10/15/2023	27	30	Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.03%
7.50%, 10/15/2023	13	14	dated 09/30/09 maturing 10/01/09
7.50%, 11/15/2023	13	14	(collateralized by Sovereign Agency
8.00%, 7/15/2026	3	3	Issues; $4,033,000; 0.00% - 5.70%; dated
8.00%, 8/15/2026	8	9	11/13/09 - 11/19/24)	$ 3,954 $	3,954
8.00%, 1/15/2027	3	4	Investment in Joint Trading Account; Credit
			Suisse Repurchase Agreement; 0.03%
8.00%, 2/15/2027	1	1	dated 09/30/09 maturing 10/01/09
8.00%, 6/15/2027	1	1	(collateralized by US Treasury Notes;
7.00%, 1/15/2028	6	7	$3,921,000; 0.88%; dated 12/31/10 -
7.00%, 1/15/2028	7	7	03/31/11)	3,845	3,845
7.00%, 1/15/2028	31	34	Investment in Joint Trading Account;
			Deutsche Bank Repurchase Agreement;
7.00%, 1/15/2028	9	10	0.06% dated 09/30/09 maturing 10/01/09
7.00%, 1/15/2028	4	5	(collateralized by Sovereign Agency
7.00%, 1/15/2029	42	46	Issues; $1,120,000; 0.00% - 3.75%; dated
7.00%, 3/15/2029	23	25	11/13/09 - 03/27/19)	1,098	1,098
			Investment in Joint Trading Account;
7.75%, 12/15/2029	16	18	Morgan Stanley Repurchase Agreement;
6.50%, 7/15/2032	195	210	0.03% dated 09/30/09 maturing 10/01/09
6.00%, 8/15/2034	1,245	1,323	(collateralized by Sovereign Agency Issue;
6.00%, 2/20/2029	52	55	$3,921,000; 0.00%; dated 02/26/10)	3,845	3,845
6.50%, 3/20/2031	63	68			12,742
6.50%, 4/20/2031	66	71	TOTAL REPURCHASE AGREEMENTS	$ 12,742
7.00%, 6/20/2031	35	39	Total Investments	$ 209,884
6.00%, 5/20/2032 (a)	240	257	Other Assets in Excess of Liabilities, Net - 0.49%		1,041
5.50%, 7/20/2033	1,113	1,177
6.00%, 7/20/2033	754	807	TOTAL NET ASSETS - 100.00%	$ 210,925
5.50%, 2/20/2034	941	994
5.50%, 3/20/2034	1,190	1,257	(a)	Variable Rate. Rate shown is in effect at September 30, 2009.
6.50%, 4/20/2034	149	159
6.00%, 6/20/2038	2,382	2,525	Unrealized Appreciation (Depreciation)
4.50%, 9/20/2039	3,345	3,393	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
		12,708	of investments held by the account as of the period end were as follows:

U.S. Treasury (7.88%)			Unrealized Appreciation	$ 5,404
4.50%, 2/28/2011	1,640	1,730	Unrealized Depreciation		(2,599)
4.00%, 2/15/2014	1,640	1,774	Net Unrealized Appreciation (Depreciation)		2,805
4.75%, 5/15/2014	2,865	3,193	Cost for federal income tax purposes		207,079
2.38%, 8/31/2014	5,000	5,019	All dollar amounts are shown in thousands (000's)
4.88%, 8/15/2016	820	923
3.75%, 11/15/2018	3,000	3,104

		165

Schedule of Investments
Mortgage Securities Account
September 30, 2009 (unaudited)
Portfolio Summary (unaudited)
Sector	Percent
Mortgage Securities	80.70%
Government	12.77%
Financial	6.04%
Other Assets in Excess of Liabilities, Net	0.49%
TOTAL NET ASSETS	100.00%

166

Schedule of Investments
Principal Capital Appreciation Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (98.24%)			COMMON STOCKS (continued)
Aerospace & Defense (2.03%)			Building & Construction Products -
Boeing Co/The	21,961 $	1,189	Miscellaneous (0.52%)
Northrop Grumman Corp	7,500	388	Simpson Manufacturing Co Inc	19,148 $	484
Teledyne Technologies Inc (a)	8,900	321	Building Products - Cement & Aggregate (0.08%)
		1,898	Cemex SAB de CV ADR (a)	6,034	78
Agricultural Chemicals (0.35%)
Potash Corp of Saskatchewan Inc	3,595	325	Cellular Telecommunications (0.10%)
			China Mobile Ltd ADR	1,950	96
Agricultural Operations (0.36%)
Archer-Daniels-Midland Co	11,550	337	Commercial Banks (0.65%)
			City National Corp/CA	10,001	389
Airlines (0.67%)			East West Bancorp Inc	10,418	87
Alaska Air Group Inc (a)	13,737	368	Westamerica Bancorporation	2,500	130
Cathay Pacific Airways Ltd ADR (a)	33,000	261			606
		629	Commercial Services - Finance (0.25%)
Apparel Manufacturers (0.65%)			Visa Inc	3,400	235
Columbia Sportswear Co	10,627	437
True Religion Apparel Inc (a)	6,402	166	Computer Aided Design (0.17%)
		603	Autodesk Inc (a)	6,625	158

Applications Software (3.65%)			Computers (2.76%)
Actuate Corp (a)	48,380	280	Apple Inc (a)	3,200	593
Microsoft Corp	111,936	2,898	Hewlett-Packard Co	33,750	1,593
Quest Software Inc (a)	13,800	232	IBM Corp	3,275	392
		3,410			2,578
Athletic Footwear (1.44%)			Computers - Integrated Systems (0.13%)
Nike Inc	20,753	1,343	Echelon Corp (a)	9,204	118

Auto - Car & Light Trucks (0.47%)			Consumer Products - Miscellaneous (1.81%)
Toyota Motor Corp ADR	5,589	439	Clorox Co	20,320	1,195
			Kimberly-Clark Corp	6,775	400
Auto - Medium & Heavy Duty Trucks (1.33%)			WD-40 Co	3,300	94
PACCAR Inc	33,103	1,248
					1,689
Auto/Truck Parts & Equipment - Original (0.43%)			Cosmetics & Toiletries (0.81%)
Johnson Controls Inc	15,900	406	Alberto-Culver Co	3,569	99
			Procter & Gamble Co	11,425	661
Beverages - Non-Alcoholic (0.14%)					760
PepsiAmericas Inc	4,550	130
			Diagnostic Kits (0.00%)
Beverages - Wine & Spirits (0.09%)			OraSure Technologies Inc (a)	590	2
Brown-Forman Corp	1,757	85
			Dialysis Centers (0.62%)
Building - Heavy Construction (0.44%)			DaVita Inc (a)	10,300	583
Granite Construction Inc	13,275	411
			Disposable Medical Products (0.12%)
Building - Mobile Home & Manufactured Housing (0.14%)			CR Bard Inc	1,400	110
Winnebago Industries	9,118	134
			Diversified Banking Institutions (0.89%)
Building - Residential & Commercial (0.24%)			Barclays PLC ADR	2,650	63
KB Home	13,500	224	JP Morgan Chase & Co	17,579	770
					833

167

Schedule of Investments
Principal Capital Appreciation Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Manufacturing Operations (0.72%)			Food - Miscellaneous/Diversified (continued)
Crane Co	200 $	5	Ralcorp Holdings Inc (a)	3,475 $	203
General Electric Co	40,646	668			838
		673	Food - Retail (1.31%)
E-Commerce - Products (0.67%)			Dairy Farm International Holdings Ltd ADR	18,095	544
Amazon.com Inc (a)	6,650	621	Kroger Co/The	10,615	219
Blue Nile Inc (a)	50	3	Safeway Inc	23,500	463
		624			1,226
Electric - Integrated (1.20%)			Forestry (1.51%)
Edison International	12,050	404	Plum Creek Timber Co Inc	12,000	367
PG&E Corp	17,800	721	Weyerhaeuser Co	28,535	1,046
		1,125			1,413
Electronic Components - Semiconductors (2.22%)			Gas - Distribution (1.38%)
Intel Corp	64,330	1,259	Northwest Natural Gas Co	1,050	44
LSI Corp (a)	40,455	222	Sempra Energy	25,050	1,247
QLogic Corp (a)	18,800	323			1,291
Supertex Inc (a)	8,993	270	Hotels & Motels (0.50%)
		2,074	Red Lion Hotels Corp (a)	80,560	463
Electronic Design Automation (0.07%)
Mentor Graphics Corp (a)	7,400	69	Human Resources (0.92%)
			AMN Healthcare Services Inc (a)	13,084	124
Electronic Forms (1.56%)			Resources Connection Inc (a)	15,412	263
Adobe Systems Inc (a)	44,040	1,455	Robert Half International Inc	9,900	248
			TrueBlue Inc (a)	16,200	228
Electronic Measurement Instruments (0.92%)					863
FLIR Systems Inc (a)	3,450	96
Itron Inc (a)	7,500	481	Industrial Automation & Robots (0.04%)
Trimble Navigation Ltd (a)	12,000	287	Intermec Inc (a)	2,600	37
		864	Instruments - Scientific (2.04%)
Engineering - Research & Development Services (0.98%)			Dionex Corp (a)	17,275	1,122
Jacobs Engineering Group Inc (a)	20,021	920	FEI Co (a)	24,160	596
			Waters Corp (a)	3,450	193
Enterprise Software & Services (1.38%)					1,911
Informatica Corp (a)	12,000	271
Omnicell Inc (a)	9,420	105	Internet Application Software (0.27%)
Oracle Corp	29,059	606	Art Technology Group Inc (a)	65,103	251
Sybase Inc (a)	8,000	311	Investment Management & Advisory Services (1.99%)
		1,293	Franklin Resources Inc	18,450	1,856
Fiduciary Banks (0.51%)
Northern Trust Corp	1,750	102	Lasers - Systems & Components (0.09%)
State Street Corp	7,125	375	Electro Scientific Industries Inc (a)	6,322	85
		477
			Life & Health Insurance (1.15%)
Finance - Investment Banker & Broker (2.20%)			StanCorp Financial Group Inc	26,579	1,073
Charles Schwab Corp/The	107,525	2,059
			Machinery - Material Handling (0.16%)
Food - Miscellaneous/Diversified (0.90%)			Cascade Corp	5,514	147
Campbell Soup Co	4,700	153
General Mills Inc	7,485	482	Medical - Biomedical/Gene (2.52%)
			Amgen Inc (a)	8,122	489

168

Schedule of Investments
Principal Capital Appreciation Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)			Non-Hazardous Waste Disposal (0.60%)
Dendreon Corp (a)	9,375 $	262	Waste Connections Inc (a)	19,450 $	561
Gilead Sciences Inc (a)	19,524	910
Life Technologies Corp (a)	10,621	495	Oil & Gas Drilling (0.13%)
Martek Biosciences Corp (a)	8,726	197	Nabors Industries Ltd (a)	6,050	126
		2,353
			Oil Company - Exploration & Production (6.89%)
Medical - Drugs (2.36%)			Apache Corp	15,175	1,394
Allergan Inc/United States	25,624	1,455	Berry Petroleum Co	22,151	593
Bristol-Myers Squibb Co	25,800	581	CNOOC Ltd ADR	2,150	291
Forest Laboratories Inc (a)	5,752	169	Devon Energy Corp	10,925	736
		2,205	Occidental Petroleum Corp	39,050	3,061
Medical - Generic Drugs (0.37%)			XTO Energy Inc	8,800	364
Teva Pharmaceutical Industries Ltd ADR	2,600	132			6,439
Watson Pharmaceuticals Inc (a)	5,765	211	Oil Company - Integrated (3.51%)
		343	Chevron Corp	40,313	2,839
Medical - HMO (0.09%)			Total SA ADR	7,450	442
Health Net Inc (a)	5,430	84			3,281
			Oil Field Machinery & Equipment (0.03%)
Medical - Nursing Homes (0.10%)			Natural Gas Services Group Inc (a)	1,568	28
Sun Healthcare Group Inc (a)	10,733	93
			Power Converter & Supply Equipment (0.12%)
Medical - Wholesale Drug Distribution (1.54%)			Sunpower Corp - Class B (a)	4,424	112
McKesson Corp	24,175	1,440
			Property & Casualty Insurance (0.29%)
Medical Information Systems (0.11%)			Fidelity National Financial Inc	2,900	44
Quality Systems Inc	1,729	106	Mercury General Corp	6,250	226
Medical Instruments (0.92%)					270
Beckman Coulter Inc	8,298	572	Publicly Traded Investment Fund (0.03%)
Techne Corp	4,671	292	iShares Russell 3000 Index Fund	400	25
		864
			Regional Banks (2.49%)
Medical Products (2.11%)			US Bancorp	7,850	171
Becton Dickinson and Co	3,782	264	Wells Fargo & Co	76,500	2,156
Johnson & Johnson	13,416	817			2,327
Varian Medical Systems Inc (a)	21,100	889
		1,970	REITS - Apartments (0.18%)
			Essex Property Trust Inc	2,100	167
Metal Processors & Fabrication (0.90%)
Precision Castparts Corp	8,250	840	REITS - Healthcare (1.11%)
			HCP Inc	25,000	718
Motorcycle/Motor Scooter (0.14%)			Nationwide Health Properties Inc	10,259	318
Harley-Davidson Inc	5,574	128			1,036
Multimedia (1.51%)			REITS - Office Property (0.60%)
Walt Disney Co/The	51,470	1,413	Alexandria Real Estate Equities Inc	10,323	561

Networking Products (1.89%)			Respiratory Products (0.35%)
Cisco Systems Inc (a)	64,700	1,523	ResMed Inc (a)	7,300	330
Polycom Inc (a)	9,000	241
		1,764	Retail - Apparel & Shoe (1.49%)
			Nordstrom Inc	34,770	1,062

169

Schedule of Investments
Principal Capital Appreciation Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Apparel & Shoe (continued)			Transport - Rail (0.29%)
Ross Stores Inc	6,900 $	329	Union Pacific Corp	4,650 $	271
		1,391
			Transport - Services (1.43%)
Retail - Automobile (0.59%)			Expeditors International of Washington Inc	38,098	1,339
Copart Inc (a)	16,521	549
			Transport - Truck (0.34%)
Retail - Building Products (0.33%)			Con-way Inc	8,221	315
Home Depot Inc	11,450	305
			Travel Services (0.28%)
Retail - Discount (2.12%)			Ambassadors Group Inc	16,893	264
Costco Wholesale Corp	35,050	1,979
			Ultra Sound Imaging Systems (0.39%)
Retail - Drug Store (0.27%)			SonoSite Inc (a)	13,848	366
CVS Caremark Corp	7,023	251
			Veterinary Diagnostics (0.67%)
Retail - Restaurants (2.35%)			VCA Antech Inc (a)	23,300	627
Jack in the Box Inc (a)	16,236	333
McDonald's Corp	9,900	565	Water (0.47%)
Starbucks Corp (a)	62,915	1,299	California Water Service Group	11,200	436
		2,197
Savings & Loans - Thrifts (1.52%)			Water Treatment Systems (0.07%)
Washington Federal Inc	84,449	1,424	Energy Recovery Inc (a)	11,271	66

Semiconductor Component - Integrated Circuits (0.69%)			Web Portals (1.34%)
Cypress Semiconductor Corp (a)	25,035	259	Google Inc (a)	2,535	1,257
Linear Technology Corp	13,900	384	Wireless Equipment (0.40%)
		643	Qualcomm Inc	8,250	371
Semiconductor Equipment (0.76%)
Applied Materials Inc	32,953	442	Wound, Burn & Skin Care (0.15%)
Kla-Tencor Corp	5,450	195	Obagi Medical Products Inc (a)	12,124	141
Novellus Systems Inc (a)	3,300	69	TOTAL COMMON STOCKS	$ 91,832
		706		Principal
Steel - Producers (1.74%)				Amount	Value
Reliance Steel & Aluminum Co	13,000	553		(000's)	(000's)
Schnitzer Steel Industries Inc	20,198	1,076	REPURCHASE AGREEMENTS (1.68%)
		1,629	Diversified Banking Institutions (1.68%)
			Investment in Joint Trading Account; Bank
Steel Pipe & Tube (0.24%)			of America Repurchase Agreement; 0.03%
Northwest Pipe Co (a)	6,610	222	dated 09/30/09 maturing 10/01/09
			(collateralized by Sovereign Agency
Telephone - Integrated (2.80%)			Issues; $496,000; 0.00% - 5.70%; dated
			11/13/09 - 11/19/24)	$ 486 $	486
AT&T Inc	52,200	1,410
			Investment in Joint Trading Account; Credit
Verizon Communications Inc	40,000	1,211	Suisse Repurchase Agreement; 0.03%
		2,621	dated 09/30/09 maturing 10/01/09
			(collateralized by US Treasury Notes;
Toys (0.44%)			$482,000; 0.88%; dated 12/31/10 -
Mattel Inc	22,520	416	03/31/11)	473	473
			Investment in Joint Trading Account;
Transport - Equipment & Leasing (0.15%)			Deutsche Bank Repurchase Agreement;
Greenbrier Cos Inc	12,002	141	0.06% dated 09/30/09 maturing 10/01/09
			(collateralized by Sovereign Agency
			Issues; $138,000; 0.00% - 3.75%; dated
			11/13/09 - 03/27/19)	135	135

170

		Schedule of Investments
	Principal Capital Appreciation Account
		September 30, 2009 (unaudited)

Principal
	Amount	Value
	(000's)	(000's)
REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.03% dated 09/30/09 maturing 10/01/09
(collateralized by Sovereign Agency Issue;
$482,000; 0.00%; dated 02/26/10)	$ 473 $	473
		1,567
TOTAL REPURCHASE AGREEMENTS	$ 1,567
Total Investments	$ 93,399
Other Assets in Excess of Liabilities, Net - 0.08%		72
TOTAL NET ASSETS - 100.00%	$ 93,471

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 27,055
Unrealized Depreciation		(2,965)
Net Unrealized Appreciation (Depreciation)		24,090
Cost for federal income tax purposes		69,309
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		18.91%
Financial		15.25%
Consumer, Cyclical		13.88%
Technology		13.49%
Industrial		12.17%
Energy		10.56%
Communications		8.98%
Basic Materials		3.60%
Utilities		3.05%
Exchange Traded Funds		0.03%
Other Assets in Excess of Liabilities, Net		0.08%
TOTAL NET ASSETS		100.00%

		171

Schedule of Investments
Principal LifeTime 2010 Account
September 30, 2009 (unaudited)

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
	Shares	Value	of investments held by the account as of the period end were as follows:
	Held	(000's)
INVESTMENT COMPANIES (99.71%)			Unrealized Appreciation	$ 1,423
Principal Funds, Inc. Institutional Class (65.14%)			Unrealized Depreciation	(11,511)
Core Plus Bond Fund I (a)	480,909 $	5,285	Net Unrealized Appreciation (Depreciation)	(10,088)
Disciplined LargeCap Blend Fund (a)	307,260	3,281	Cost for federal income tax purposes	50,681
Global Diversified Income Fund (a)	72,813	931	All dollar amounts are shown in thousands (000's)
High Yield Fund I (a)	155,038	1,628
Inflation Protection Fund (a)	204,867	1,532	Portfolio Summary (unaudited)
International Emerging Markets Fund (a)	43,048	912	Fund Type	Percent
International Fund I (a)	133,125	1,408	Fixed Income Funds	49.22%
International Growth Fund (a)	181,205	1,426	Domestic Equity Funds	37.70%
			International Equity Funds	12.79%
International Value Fund I (a)	131,480	1,461	Other Assets in Excess of Liabilities, Net	0.29%
LargeCap Blend Fund I (a)	252,421	1,742	TOTAL NET ASSETS	100.00%
LargeCap Value Fund I (a)	92,105	865
MidCap Growth Fund III (a)(b)	73,261	574
MidCap Value Fund I (a)	47,681	485
Preferred Securities Fund (a)	291,609	2,578
SmallCap Growth Fund I (a)(b)	50,347	382
SmallCap S&P 600 Index Fund (a)	43,137	525
SmallCap Value Fund (a)	23,694	292
Ultra Short Bond Fund (a)	172,013	1,214
		26,521
Principal Variable Contracts Funds, Inc.
Class 1 (34.57%)
Bond & Mortgage Securities Account (a)	654,899	6,680
LargeCap Growth Account (a)	114,853	1,390
LargeCap Growth Account I (a)(b)	102,414	1,691
LargeCap Value Account (a)	43,856	916
LargeCap Value Account III (a)	94,997	796
Money Market Account (a)	189,314	189
Real Estate Securities Account (a)	228,752	2,297
SmallCap Value Account I (a)	10,653	113
		14,072
TOTAL INVESTMENT COMPANIES	$ 40,593
Total Investments	$ 40,593
Other Assets in Excess of Liabilities, Net - 0.29%		120
TOTAL NET ASSETS - 100.00%	$ 40,713

(a) Affiliated Security
(b) Non-Income Producing Security
(c)	Purchases and Sales include transactions related to the acquisition of the SmallCap Growth Fund III by the SmallCap Growth Fund I.

		172

Schedule of Investments
Principal LifeTime 2010 Account
September 30, 2009 (unaudited)

Affiliated Securities

	December 31, 2008		Purchases (c)		Sales (c)		September 30, 2009
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Bond & Mortgage Securities Account	1,063,221 $	12,733	80,585	$ 741	488,907	$ 4,678	654,899 $	7,921
Core Plus Bond Fund I	22,030	224	514,980	5,513	56,101	590	480,909	5,147
Disciplined LargeCap Blend Fund	292,571	4,886	61,594	558	46,905	415	307,260	5,021
Global Diversified Income Fund	-	-	79,119	693	6,306	68	72,813	627
High Yield Fund I	146,194	1,468	32,669	276	23,825	199	155,038	1,546
Inflation Protection Fund	194,988	1,812	39,146	253	29,267	207	204,867	1,858
International Emerging Markets Fund	39,161	1,179	11,723	176	7,836	114	43,048	1,241
International Fund I	49,419	833	107,267	941	23,561	192	133,125	1,578
International Growth Fund	303,144	4,206	23,737	165	145,676	992	181,205	2,521
International Value Fund I	94,440	851	59,835	524	22,795	190	131,480	1,182
LargeCap Blend Fund I	240,330	2,449	50,944	296	38,853	220	252,421	2,520
LargeCap Growth Account	108,423	1,642	23,961	247	17,531	176	114,853	1,710
LargeCap Growth Account I	98,254	1,821	17,950	235	13,790	174	102,414	1,879
LargeCap Value Account	39,049	1,323	11,455	206	6,648	116	43,856	1,410
LargeCap Value Account III	87,540	1,102	24,461	174	17,004	117	94,997	1,153
LargeCap Value Fund I	87,276	1,267	20,555	158	15,726	117	92,105	1,305
MidCap Growth Fund III	66,128	401	18,476	111	11,343	67	73,261	445
MidCap Value Fund I	42,231	360	14,109	111	8,659	68	47,681	403
Money Market Account	60,673	61	278,219	278	149,578	150	189,314	189
Preferred Securities Fund	319,116	3,300	20,186	138	47,693	314	291,609	3,033
Real Estate Securities Account	209,085	3,917	65,274	492	45,607	330	228,752	4,051
SmallCap Growth Fund I	12,380	104	42,642	533	4,675	28	50,347	609
SmallCap Growth Fund III	40,079	517	-	-	40,079	503	-	-
SmallCap S&P 600 Index Fund	44,808	836	4,431	46	6,102	58	43,137	819
SmallCap Value Account I	8,128	117	4,807	43	2,282	19	10,653	140
SmallCap Value Fund	25,564	494	-	-	1,870	19	23,694	459
Ultra Short Bond Fund	176,585	1,732	3,623	26	8,195	58	172,013	1,695
	$ 49,635			$ 12,934		$ 10,179	$ 50,462

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Bond & Mortgage Securities Account	$ 741			$ (875)		$ -
Core Plus Bond Fund I			53		-			-
Disciplined LargeCap Blend Fund			-		(8)			-
Global Diversified Income Fund			31		2			-
High Yield Fund I			-		1			-
Inflation Protection Fund			-		-			-
International Emerging Markets Fund			-		-			-
International Fund I			-		(4)			-
International Growth Fund			-		(858)			-
International Value Fund I			-		(3)			-
LargeCap Blend Fund I			-		(5)			-
LargeCap Growth Account			9		(3)			-
LargeCap Growth Account I			-		(3)			-
LargeCap Value Account			28		(3)			-
LargeCap Value Account III			16		(6)			-
LargeCap Value Fund I			-		(3)			-
MidCap Growth Fund III			-		-			-
MidCap Value Fund I			-		-			-
Money Market Account			-		-			-
Preferred Securities Fund			130		(91)			-
Real Estate Securities Account			49		(28)			-
SmallCap Growth Fund I			-		-			-
SmallCap Growth Fund III			-		(14)			-
SmallCap S&P 600 Index Fund			-		(5)			-
SmallCap Value Account I			1		(1)			-
SmallCap Value Fund			-		(16)			-
Ultra Short Bond Fund			20		(5)			-
	$ 1,078			$ (1,928)		$ -

173

Schedule of Investments
Principal LifeTime 2020 Account
September 30, 2009 (unaudited)

			Portfolio Summary (unaudited)
			Fund Type	Percent
	Shares	Value
	Held	(000's)	Domestic Equity Funds	46.74%
			Fixed Income Funds	36.21%
INVESTMENT COMPANIES (100.25%)			International Equity Funds	17.30%
Principal Funds, Inc. Institutional Class (66.45%)			Liabilities in Excess of Other Assets, Net	(0.25%)
Core Plus Bond Fund I (a)	1,775,848 $	19,517	TOTAL NET ASSETS	100.00%
Disciplined LargeCap Blend Fund (a)	1,578,424	16,858
High Yield Fund I (a)	873,660	9,173
International Emerging Markets Fund (a)	248,270	5,258
International Fund I (a)	731,593	7,740
International Growth Fund (a)	999,527	7,866
International Value Fund I (a)	711,147	7,901
LargeCap Blend Fund I (a)	1,255,461	8,663
LargeCap Value Fund I (a)	506,015	4,752
MidCap Growth Fund III (a)(b)	334,860	2,625
MidCap Value Fund I (a)	244,250	2,484
Preferred Securities Fund (a)	1,129,131	9,982
SmallCap Growth Fund I (a)(b)	343,907	2,607
SmallCap S&P 600 Index Fund (a)	249,737	3,039
SmallCap Value Fund (a)	166,467	2,049
		110,514
Principal Variable Contracts Funds, Inc.
Class 1 (33.80%)
Bond & Mortgage Securities Account (a)	2,113,587	21,558
LargeCap Growth Account (a)	599,543	7,254
LargeCap Growth Account I (a)(b)	567,399	9,368
LargeCap Value Account (a)	223,850	4,676
LargeCap Value Account III (a)	540,302	4,528
Real Estate Securities Account (a)	834,141	8,375
SmallCap Value Account I (a)	43,425	460
		56,219
TOTAL INVESTMENT COMPANIES	$ 166,733
Total Investments	$ 166,733
Liabilities in Excess of Other Assets, Net - (0.25)%		(423)
TOTAL NET ASSETS - 100.00%	$ 166,310

(a) Affiliated Security
(b) Non-Income Producing Security
(c)	Purchases and Sales include transactions related to the acquisition of the SmallCap Growth Fund III by the SmallCap Growth Fund I.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 4,959
Unrealized Depreciation		(50,494)
Net Unrealized Appreciation (Depreciation)		(45,535)
Cost for federal income tax purposes		212,268
All dollar amounts are shown in thousands (000's)

		174

Schedule of Investments
Principal LifeTime 2020 Account
September 30, 2009 (unaudited)

Affiliated Securities

	December 31, 2008		Purchases (c)		Sales (c)		September 30, 2009
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Bond & Mortgage Securities Account	3,382,912 $	40,238	280,119	$ 2,577	1,549,444	$ 15,015	2,113,587 $	25,542
Core Plus Bond Fund I	74,107	753	1,797,644	19,309	95,903	1,010	1,775,848	19,051
Disciplined LargeCap Blend Fund	1,457,365	24,114	244,178	2,197	123,119	1,082	1,578,424	25,225
High Yield Fund I	815,437	8,177	118,254	1,008	60,031	499	873,660	8,687
International Emerging Markets Fund	218,655	6,574	51,062	757	21,447	313	248,270	7,019
International Fund I	324,702	5,472	472,335	4,160	65,444	530	731,593	9,100
International Growth Fund	1,543,744	21,517	115,994	800	660,211	4,524	999,527	13,874
International Value Fund I	496,375	4,467	278,133	2,461	63,361	524	711,147	6,402
LargeCap Blend Fund I	1,153,531	11,682	204,423	1,181	102,493	578	1,255,461	12,283
LargeCap Growth Account	545,806	8,189	104,531	1,077	50,794	510	599,543	8,756
LargeCap Growth Account I	529,714	9,764	77,624	1,016	39,939	504	567,399	10,276
LargeCap Value Account	196,783	6,504	46,460	837	19,393	340	223,850	6,999
LargeCap Value Account III	476,095	6,106	113,792	804	49,585	340	540,302	6,568
LargeCap Value Fund I	459,836	6,629	91,260	698	45,081	334	506,015	6,992
MidCap Growth Fund III	301,755	3,018	63,592	387	30,487	181	334,860	3,225
MidCap Value Fund I	218,787	2,939	48,729	387	23,266	180	244,250	3,146
Preferred Securities Fund	1,143,419	11,754	75,195	515	89,483	586	1,129,131	11,613
Real Estate Securities Account	722,903	13,602	193,357	1,436	82,119	586	834,141	14,439
SmallCap Growth Fund I	51,053	448	306,329	3,910	13,475	80	343,907	4,278
SmallCap Growth Fund III	296,616	3,747	5,741	31	302,357	3,776	-	-
SmallCap S&P 600 Index Fund	245,614	4,467	17,984	184	13,861	130	249,737	4,514
SmallCap Value Account I	34,129	483	18,651	163	9,355	80	43,425	566
SmallCap Value Fund	170,237	3,259	-	-	3,770	36	166,467	3,203
	$ 203,903			$ 45,895		$ 31,738	$ 211,758

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Bond & Mortgage Securities Account	$ 2,577			$ (2,258)		$ -
Core Plus Bond Fund I			187		(1)			-
Disciplined LargeCap Blend Fund			-		(4)			-
High Yield Fund I			-		1			-
International Emerging Markets Fund			-		1			-
International Fund I			-		(2)			-
International Growth Fund			-		(3,919)			-
International Value Fund I			-		(2)			-
LargeCap Blend Fund I			-		(2)			-
LargeCap Growth Account			48		-			-
LargeCap Growth Account I			-		-			-
LargeCap Value Account			139		(2)			-
LargeCap Value Account III			90		(2)			-
LargeCap Value Fund I			-		(1)			-
MidCap Growth Fund III			-		1			-
MidCap Value Fund I			-		-			-
Preferred Securities Fund			491		(70)			-
Real Estate Securities Account			176		(13)			-
SmallCap Growth Fund I			-		-			-
SmallCap Growth Fund III			-		(2)			-
SmallCap S&P 600 Index Fund			-		(7)			-
SmallCap Value Account I			5		-			-
SmallCap Value Fund			-		(20)			-
	$ 3,713			$ (6,302)		$ -

175

Schedule of Investments
Principal LifeTime 2030 Account
September 30, 2009 (unaudited)

			Portfolio Summary (unaudited)
			Fund Type	Percent
	Shares	Value
	Held	(000's)	Domestic Equity Funds	55.17%
			Fixed Income Funds	23.11%
INVESTMENT COMPANIES (99.98%)			International Equity Funds	21.70%
Principal Funds, Inc. Institutional Class (67.20%)			Other Assets in Excess of Liabilities, Net	0.02%
Core Plus Bond Fund I (a)	366,541 $	4,028	TOTAL NET ASSETS	100.00%
Disciplined LargeCap Blend Fund (a)	570,503	6,093
High Yield Fund I (a)	270,043	2,835
International Emerging Markets Fund (a)	101,689	2,154
International Fund I (a)	264,429	2,798
International Growth Fund (a)	392,336	3,088
International Value Fund I (a)	288,424	3,204
LargeCap Blend Fund I (a)	449,837	3,104
LargeCap Value Fund I (a)	205,565	1,930
MidCap Growth Fund III (a)(b)	140,236	1,099
MidCap Value Fund I (a)	106,383	1,082
Preferred Securities Fund (a)	160,884	1,422
SmallCap Growth Fund I (a)(b)	132,282	1,003
SmallCap S&P 600 Index Fund (a)	44,823	546
SmallCap Value Fund (a)	35,524	437
		34,823
Principal Variable Contracts Funds, Inc.
Class 1 (32.78%)
Bond & Mortgage Securities Account (a)	361,663	3,689
LargeCap Growth Account (a)	247,581	2,996
LargeCap Growth Account I (a)(b)	208,552	3,444
LargeCap Value Account (a)	94,839	1,981
LargeCap Value Account III (a)	229,734	1,925
Real Estate Securities Account (a)	248,624	2,496
SmallCap Value Account I (a)	43,077	456
		16,987
TOTAL INVESTMENT COMPANIES	$ 51,810
Total Investments	$ 51,810
Other Assets in Excess of Liabilities, Net - 0.02%		10
TOTAL NET ASSETS - 100.00%	$ 51,820

(a) Affiliated Security
(b) Non-Income Producing Security
(c)	Purchases and Sales include transactions related to the acquisition of the SmallCap Growth Fund III by the SmallCap Growth Fund I.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 4,251
Unrealized Depreciation		(10,278)
Net Unrealized Appreciation (Depreciation)		(6,027)
Cost for federal income tax purposes		57,837
All dollar amounts are shown in thousands (000's)

		176

Schedule of Investments
Principal LifeTime 2030 Account
September 30, 2009 (unaudited)

Affiliated Securities

	December 31, 2008		Purchases (c)		Sales (c)		September 30, 2009
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Bond & Mortgage Securities Account	350,097 $	4,149	28,623	$ 263	17,057	$ 161	361,663 $	4,235
Core Plus Bond Fund I	57,249	588	324,538	3,448	15,246	160	366,541	3,876
Disciplined LargeCap Blend Fund	343,982	5,339	264,413	2,430	37,892	332	570,503	7,436
High Yield Fund I	187,077	1,820	99,515	865	16,549	137	270,043	2,548
International Emerging Markets Fund	56,429	1,519	52,173	817	6,913	103	101,689	2,233
International Fund I	107,375	1,578	178,087	1,500	21,033	170	264,429	2,908
International Growth Fund	306,289	4,267	113,033	797	26,986	171	392,336	4,837
International Value Fund I	143,708	1,270	165,265	1,429	20,549	170	288,424	2,529
LargeCap Blend Fund I	261,572	2,483	219,821	1,299	31,556	178	449,837	3,604
LargeCap Growth Account	142,745	2,044	121,954	1,275	17,118	172	247,581	3,147
LargeCap Growth Account I	129,306	2,248	92,735	1,252	13,489	171	208,552	3,330
LargeCap Value Account	52,223	1,643	49,240	897	6,624	116	94,839	2,424
LargeCap Value Account III	121,343	1,428	125,041	894	16,650	114	229,734	2,208
LargeCap Value Fund I	115,107	1,537	105,736	828	15,278	113	205,565	2,252
MidCap Growth Fund III	78,366	733	71,531	446	9,661	57	140,236	1,122
MidCap Value Fund I	58,836	750	54,957	446	7,410	57	106,383	1,139
Preferred Securities Fund	170,504	1,731	10,991	75	20,611	134	160,884	1,647
Real Estate Securities Account	128,835	2,178	138,611	1,056	18,822	135	248,624	3,099
SmallCap Growth Fund I	42,283	420	97,250	895	7,251	41	132,282	1,274
SmallCap Growth Fund III	47,963	574	832	5	48,795	579	-	-
SmallCap S&P 600 Index Fund	31,940	555	15,547	159	2,664	25	44,823	689
SmallCap Value Account I	26,873	426	18,864	166	2,660	22	43,077	570
SmallCap Value Fund	24,965	470	12,734	139	2,175	22	35,524	587
	$ 39,750			$ 21,381		$ 3,340	$ 57,694

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Bond & Mortgage Securities Account	$ 262			$ (16)		$ -
Core Plus Bond Fund I			57		-			-
Disciplined LargeCap Blend Fund			-		(1)			-
High Yield Fund I			-		-			-
International Emerging Markets Fund			-		-			-
International Fund I			-		-			-
International Growth Fund			-		(56)			-
International Value Fund I			-		-			-
LargeCap Blend Fund I			-		-			-
LargeCap Growth Account			16		-			-
LargeCap Growth Account I			-		1			-
LargeCap Value Account			48		-			-
LargeCap Value Account III			32		-			-
LargeCap Value Fund I			-		-			-
MidCap Growth Fund III			-		-			-
MidCap Value Fund I			-		-			-
Preferred Securities Fund			71		(25)			-
Real Estate Securities Account			43		-			-
SmallCap Growth Fund I			-		-			-
SmallCap Growth Fund III			-		-			-
SmallCap S&P 600 Index Fund			-		-			-
SmallCap Value Account I			5		-			-
SmallCap Value Fund			-		-			-
	$ 534			$ (97)		$ -

177

Schedule of Investments
Principal LifeTime 2040 Account
September 30, 2009 (unaudited)

			Portfolio Summary (unaudited)
			Fund Type	Percent
	Shares	Value
	Held	(000's)	Domestic Equity Funds	59.00%
			International Equity Funds	22.95%
INVESTMENT COMPANIES (99.98%)			Fixed Income Funds	18.03%
Principal Funds, Inc. Institutional Class (68.59%)			Other Assets in Excess of Liabilities, Net	0.02%
Core Plus Bond Fund I (a)	46,622 $	512	TOTAL NET ASSETS	100.00%
Disciplined LargeCap Blend Fund (a)	167,677	1,791
High Yield Fund I (a)	92,344	970
International Emerging Markets Fund (a)	30,055	637
International Fund I (a)	85,349	903
International Growth Fund (a)	114,063	898
International Value Fund I (a)	84,183	935
LargeCap Blend Fund I (a)	133,583	922
LargeCap Value Fund I (a)	63,169	593
MidCap Growth Fund III (a)(b)	42,269	331
MidCap Value Fund I (a)	32,244	328
Preferred Securities Fund (a)	66,312	586
SmallCap Growth Fund I (a)(b)	46,614	353
SmallCap S&P 600 Index Fund (a)	12,821	156
SmallCap Value Fund (a)	13,369	165
		10,080
Principal Variable Contracts Funds, Inc.
Class 1 (31.39%)
Bond & Mortgage Securities Account (a)	57,008	581
LargeCap Growth Account (a)	76,024	920
LargeCap Growth Account I (a)(b)	73,812	1,219
LargeCap Value Account (a)	29,150	609
LargeCap Value Account III (a)	68,788	576
Real Estate Securities Account (a)	53,793	540
SmallCap Value Account I (a)	15,837	168
		4,613
TOTAL INVESTMENT COMPANIES	$ 14,693
Total Investments	$ 14,693
Other Assets in Excess of Liabilities, Net - 0.02%		3
TOTAL NET ASSETS - 100.00%	$ 14,696

(a) Affiliated Security
(b) Non-Income Producing Security
(c)	Purchases and Sales include transactions related to the acquisition of the SmallCap Growth Fund III by the SmallCap Growth Fund I.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 524
Unrealized Depreciation		(5,116)
Net Unrealized Appreciation (Depreciation)		(4,592)
Cost for federal income tax purposes		19,285
All dollar amounts are shown in thousands (000's)

		178

Schedule of Investments
Principal LifeTime 2040 Account
September 30, 2009 (unaudited)

Affiliated Securities

	December 31, 2008		Purchases (c)		Sales (c)		September 30, 2009
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Bond & Mortgage Securities Account	84,321 $	1,009	6,903	$ 64	34,216	$ 334	57,008 $	692
Core Plus Bond Fund I	5,832	60	43,959	472	3,169	33	46,622	499
Disciplined LargeCap Blend Fund	160,581	2,600	25,111	226	18,015	157	167,677	2,664
High Yield Fund I	90,600	904	9,126	79	7,382	61	92,344	923
International Emerging Markets Fund	27,632	811	5,913	88	3,490	50	30,055	849
International Fund I	45,949	747	49,976	438	10,576	83	85,349	1,099
International Growth Fund	172,130	2,399	10,244	72	68,311	463	114,063	1,589
International Value Fund I	64,187	574	30,275	266	10,279	83	84,183	755
LargeCap Blend Fund I	127,696	1,266	20,925	121	15,038	83	133,583	1,301
LargeCap Growth Account	70,653	1,065	14,246	147	8,875	88	76,024	1,122
LargeCap Growth Account I	70,184	1,284	10,621	139	6,993	87	73,812	1,337
LargeCap Value Account	26,824	896	5,721	103	3,395	58	29,150	938
LargeCap Value Account III	63,476	798	14,012	99	8,700	58	68,788	836
LargeCap Value Fund I	59,732	836	11,468	87	8,031	58	63,169	862
MidCap Growth Fund III	39,524	386	7,528	45	4,783	27	42,269	404
MidCap Value Fund I	30,151	396	5,757	45	3,664	27	32,244	413
Preferred Securities Fund	69,268	703	4,481	31	7,437	49	66,312	677
Real Estate Securities Account	49,590	924	11,106	82	6,903	49	53,793	954
SmallCap Growth Fund I	24,751	260	24,549	308	2,686	16	46,614	552
SmallCap Growth Fund III	23,860	298	370	2	24,230	297	-	-
SmallCap S&P 600 Index Fund	13,021	236	862	8	1,062	9	12,821	234
SmallCap Value Account I	15,983	268	1,196	10	1,342	11	15,837	266
SmallCap Value Fund	13,700	259	799	8	1,130	11	13,369	254
	$ 18,979			$ 2,940		$ 2,192	$ 19,220

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Bond & Mortgage Securities Account	$ 63			$ (47)		$ -
Core Plus Bond Fund I			6		-			-
Disciplined LargeCap Blend Fund			-		(5)			-
High Yield Fund I			-		1			-
International Emerging Markets Fund			-		-			-
International Fund I			-		(3)			-
International Growth Fund			-		(419)			-
International Value Fund I			-		(2)			-
LargeCap Blend Fund I			-		(3)			-
LargeCap Growth Account			6		(2)			-
LargeCap Growth Account I			-		1			-
LargeCap Value Account			18		(3)			-
LargeCap Value Account III			12		(3)			-
LargeCap Value Fund I			-		(3)			-
MidCap Growth Fund III			-		-			-
MidCap Value Fund I			-		(1)			-
Preferred Securities Fund			29		(8)			-
Real Estate Securities Account			11		(3)			-
SmallCap Growth Fund I			-		-			-
SmallCap Growth Fund III			-		(3)			-
SmallCap S&P 600 Index Fund			-		(1)			-
SmallCap Value Account I			2		(1)			-
SmallCap Value Fund			-		(2)			-
	$ 147			$ (507)		$ -

179

Schedule of Investments
Principal LifeTime 2050 Account
September 30, 2009 (unaudited)

			Portfolio Summary (unaudited)
			Fund Type	Percent
	Shares	Value
	Held	(000's)	Domestic Equity Funds	62.22%
			International Equity Funds	24.41%
INVESTMENT COMPANIES (99.99%)			Fixed Income Funds	13.36%
Principal Funds, Inc. Institutional Class (69.19%)			Other Assets in Excess of Liabilities, Net	0.01%
Core Plus Bond Fund I (a)	17,971 $	198	TOTAL NET ASSETS	100.00%
Disciplined LargeCap Blend Fund (a)	110,270	1,178
High Yield Fund I (a)	63,144	663
International Emerging Markets Fund (a)	21,101	447
International Fund I (a)	59,344	628
International Growth Fund (a)	79,981	629
International Value Fund I (a)	58,096	645
LargeCap Blend Fund I (a)	88,084	608
LargeCap Value Fund I (a)	45,405	426
MidCap Growth Fund III (a)(b)	30,183	237
MidCap Value Fund I (a)	22,717	231
Preferred Securities Fund (a)	33,594	297
SmallCap Growth Fund I (a)(b)	33,670	255
SmallCap S&P 600 Index Fund (a)	7,931	97
SmallCap Value Fund (a)	9,758	120
		6,659
Principal Variable Contracts Funds, Inc.
Class 1 (30.80%)
Bond & Mortgage Securities Account (a)	12,549	128
LargeCap Growth Account (a)	54,268	657
LargeCap Growth Account I (a)(b)	50,440	833
LargeCap Value Account (a)	20,890	436
LargeCap Value Account III (a)	49,873	418
Real Estate Securities Account (a)	37,312	374
SmallCap Value Account I (a)	11,142	118
		2,964
TOTAL INVESTMENT COMPANIES	$ 9,623
Total Investments	$ 9,623
Other Assets in Excess of Liabilities, Net - 0.01%		1
TOTAL NET ASSETS - 100.00%	$ 9,624

(a) Affiliated Security
(b) Non-Income Producing Security
(c)	Purchases and Sales include transactions related to the acquisition of the SmallCap Growth Fund III by the SmallCap Growth Fund I.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 389
Unrealized Depreciation		(3,330)
Net Unrealized Appreciation (Depreciation)		(2,941)
Cost for federal income tax purposes		12,564
All dollar amounts are shown in thousands (000's)

		180

Schedule of Investments
Principal LifeTime 2050 Account
September 30, 2009 (unaudited)

Affiliated Securities

	December 31, 2008		Purchases (c)		Sales (c)		September 30, 2009
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Bond & Mortgage Securities Account	21,739 $	262	1,782	$ 16	10,972	$ 108	12,549 $	153
Core Plus Bond Fund I	2,625	27	16,115	173	769	8	17,971	192
Disciplined LargeCap Blend Fund	102,899	1,647	18,934	169	11,563	101	110,270	1,715
High Yield Fund I	61,964	617	6,142	53	4,962	38	63,144	632
International Emerging Markets Fund	18,566	534	4,964	72	2,429	33	21,101	573
International Fund I	33,036	536	33,557	288	7,249	58	59,344	766
International Growth Fund	112,166	1,551	7,446	53	39,631	269	79,981	1,103
International Value Fund I	43,980	395	21,182	182	7,066	58	58,096	519
LargeCap Blend Fund I	81,893	805	15,964	91	9,773	54	88,084	841
LargeCap Growth Account	49,865	742	10,697	109	6,294	63	54,268	788
LargeCap Growth Account I	47,386	859	8,108	105	5,054	63	50,440	901
LargeCap Value Account	18,647	616	4,641	83	2,398	42	20,890	656
LargeCap Value Account III	44,105	543	11,907	83	6,139	43	49,873	583
LargeCap Value Fund I	41,829	582	9,253	70	5,677	43	45,405	609
MidCap Growth Fund III	27,289	262	6,209	37	3,315	19	30,183	280
MidCap Value Fund I	20,502	267	4,740	37	2,525	20	22,717	284
Preferred Securities Fund	35,116	357	2,252	15	3,774	24	33,594	343
Real Estate Securities Account	33,453	654	8,343	61	4,484	31	37,312	683
SmallCap Growth Fund I	17,667	187	17,773	212	1,770	10	33,670	388
SmallCap Growth Fund III	16,129	198	429	2	16,558	198	-	-
SmallCap S&P 600 Index Fund	7,717	138	854	8	640	6	7,931	140
SmallCap Value Account I	10,670	185	1,436	12	964	8	11,142	188
SmallCap Value Fund	9,539	179	1,053	11	834	9	9,758	180
	$ 12,143			$ 1,942		$ 1,306	$ 12,517

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Bond & Mortgage Securities Account	$ 16			$ (17)		$ -
Core Plus Bond Fund I			2		-			-
Disciplined LargeCap Blend Fund			-		-			-
High Yield Fund I			-		-			-
International Emerging Markets Fund			-		-			-
International Fund I			-		-			-
International Growth Fund			-		(232)			-
International Value Fund I			-		-			-
LargeCap Blend Fund I			-		(1)			-
LargeCap Growth Account			4		-			-
LargeCap Growth Account I			-		-			-
LargeCap Value Account			13		(1)			-
LargeCap Value Account III			8		-			-
LargeCap Value Fund I			-		-			-
MidCap Growth Fund III			-		-			-
MidCap Value Fund I			-		-			-
Preferred Securities Fund			16		(5)			-
Real Estate Securities Account			8		(1)			-
SmallCap Growth Fund I			-		(1)			-
SmallCap Growth Fund III			-		(2)			-
SmallCap S&P 600 Index Fund			-		-			-
SmallCap Value Account I			1		(1)			-
SmallCap Value Fund			-		(1)			-
	$ 68			$ (262)		$ -

181

Schedule of Investments
Principal LifeTime Strategic Income Account
September 30, 2009 (unaudited)

			Portfolio Summary (unaudited)
			Fund Type	Percent
	Shares	Value
	Held	(000's)	Fixed Income Funds	75.62%
			Domestic Equity Funds	18.48%
INVESTMENT COMPANIES (99.42%)			International Equity Funds	5.32%
Principal Funds, Inc. Institutional Class (64.97%)			Other Assets in Excess of Liabilities, Net	0.58%
Core Plus Bond Fund I (a)	379,391 $	4,169	TOTAL NET ASSETS	100.00%
Disciplined LargeCap Blend Fund (a)	66,562	711
Global Diversified Income Fund (a)	104,422	1,334
High Yield Fund I (a)	38,505	404
Inflation Protection Fund (a)	370,664	2,773
International Emerging Markets Fund (a)	9,233	196
International Fund I (a)	31,887	337
International Growth Fund (a)	42,593	335
International Value Fund I (a)	31,353	348
LargeCap Blend Fund I (a)	56,347	389
LargeCap Value Fund I (a)	20,368	191
MidCap Growth Fund III (a)(b)	23,036	181
MidCap Value Fund I (a)	19,293	196
Preferred Securities Fund (a)	105,180	930
SmallCap S&P 600 Index Fund (a)	26,588	324
Ultra Short Bond Fund (a)	287,338	2,029
		14,847
Principal Variable Contracts Funds, Inc.
Class 1 (34.45%)
Bond & Mortgage Securities Account (a)	496,489	5,064
LargeCap Growth Account (a)	27,556	334
LargeCap Growth Account I (a)(b)	21,133	349
LargeCap Value Account (a)	13,168	275
LargeCap Value Account III (a)	31,717	266
Money Market Account (a)	576,116	576
Real Estate Securities Account (a)	100,437	1,008
		7,872
TOTAL INVESTMENT COMPANIES	$ 22,719
Total Investments	$ 22,719
Other Assets in Excess of Liabilities, Net - 0.58%		132
TOTAL NET ASSETS - 100.00%	$ 22,851

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 857
Unrealized Depreciation		(4,661)
Net Unrealized Appreciation (Depreciation)		(3,804)
Cost for federal income tax purposes		26,523
All dollar amounts are shown in thousands (000's)

		182

Schedule of Investments
Principal LifeTime Strategic Income Account
September 30, 2009 (unaudited)

Affiliated Securities

	December 31, 2008		Purchases		Sales		September 30, 2009
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Bond & Mortgage Securities Account	783,167 $	9,379	56,992	$ 524	343,670	$ 3,287	496,489 $	6,003
Core Plus Bond Fund I	9,679	99	420,636	4,496	50,924	537	379,391	4,058
Disciplined LargeCap Blend Fund	54,513	908	24,199	216	12,150	108	66,562	1,016
Global Diversified Income Fund	-	-	115,716	1,025	11,294	118	104,422	910
High Yield Fund I	26,857	260	21,977	185	10,329	88	38,505	358
Inflation Protection Fund	324,765	3,021	97,096	647	51,197	363	370,664	3,306
International Emerging Markets Fund	7,426	198	3,722	57	1,915	29	9,233	226
International Fund I	17,381	295	20,279	172	5,773	46	31,887	421
International Growth Fund	60,440	847	7,283	51	25,130	171	42,593	590
International Value Fund I	17,991	162	19,201	168	5,839	49	31,353	281
LargeCap Blend Fund I	47,402	483	19,186	110	10,241	58	56,347	535
LargeCap Growth Account	23,588	359	8,273	85	4,305	44	27,556	400
LargeCap Growth Account I	18,168	336	6,330	83	3,365	43	21,133	376
LargeCap Value Account	11,284	384	3,537	63	1,653	29	13,168	418
LargeCap Value Account III	27,317	347	8,614	60	4,214	29	31,717	378
LargeCap Value Fund I	16,988	203	7,256	55	3,876	28	20,368	230
MidCap Growth Fund III	20,506	201	5,426	33	2,896	17	23,036	217
MidCap Value Fund I	17,360	204	4,171	33	2,238	18	19,293	219
Money Market Account	125,116	125	689,183	689	238,183	238	576,116	576
Preferred Securities Fund	156,821	1,620	8,523	57	60,164	335	105,180	1,102
Real Estate Securities Account	77,541	1,417	43,317	316	20,421	146	100,437	1,587
SmallCap S&P 600 Index Fund	23,657	427	6,310	61	3,379	32	26,588	456
Ultra Short Bond Fund	298,993	2,931	6,128	44	17,783	126	287,338	2,834
	$ 24,206			$ 9,230		$ 5,939	$ 26,497

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Bond & Mortgage Securities Account	$ 524			$ (613)		$ -
Core Plus Bond Fund I			47		-			-
Disciplined LargeCap Blend Fund			-		-			-
Global Diversified Income Fund			44		3			-
High Yield Fund I			-		1			-
Inflation Protection Fund			-		1			-
International Emerging Markets Fund			-		-			-
International Fund I			-		-			-
International Growth Fund			-		(137)			-
International Value Fund I			-		-			-
LargeCap Blend Fund I			-		-			-
LargeCap Growth Account			2		-			-
LargeCap Growth Account I			-		-			-
LargeCap Value Account			8		-			-
LargeCap Value Account III			6		-			-
LargeCap Value Fund I			-		-			-
MidCap Growth Fund III			-		-			-
MidCap Value Fund I			-		-			-
Money Market Account			-		-			-
Preferred Securities Fund			52		(240)			-
Real Estate Securities Account			21		-			-
SmallCap S&P 600 Index Fund			-		-			-
Ultra Short Bond Fund			34		(15)			-
	$ 738			$ (1,000)		$ -

183

Schedule of Investments
Real Estate Securities Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (97.85%)			COMMON STOCKS (continued)
Hotels & Motels (0.78%)			REITS - Regional Malls (15.79%)
Choice Hotels International Inc	17,900 $	556	CBL & Associates Properties Inc	213,799 $	2,074
Marriott International Inc/DE	21,977	606	Macerich Co/The	31,303	950
		1,162	Simon Property Group Inc	250,268	17,376
REITS - Apartments (13.25%)			Taubman Centers Inc	88,453	3,191
American Campus Communities Inc	56,135	1,507			23,591
Apartment Investment & Management Co	306,743	4,525	REITS - Shopping Centers (9.64%)
AvalonBay Communities Inc	36,366	2,645	Acadia Realty Trust	106,878	1,610
Education Realty Trust Inc	73,650	437	Developers Diversified Realty Corp	150,623	1,392
Equity Residential	119,165	3,658	Federal Realty Investment Trust	64,738	3,973
Essex Property Trust Inc	46,735	3,719	Kimco Realty Corp	190,959	2,490
Home Properties Inc	58,620	2,526	Ramco-Gershenson Properties Trust	41,592	371
UDR Inc	49,672	782	Saul Centers Inc	28,975	930
		19,799	Tanger Factory Outlet Centers	97,425	3,638
REITS - Diversified (10.57%)					14,404
Colonial Properties Trust	67,900	661	REITS - Single Tenant (0.56%)
Digital Realty Trust Inc	83,720	3,827	Realty Income Corp	32,900	844
Duke Realty Corp	118,800	1,427
Entertainment Properties Trust	45,800	1,563	REITS - Storage (5.40%)
Liberty Property Trust	34,500	1,122	Public Storage	107,230	8,068
PS Business Parks Inc	22,117	1,135
			REITS - Warehouse & Industrial (4.24%)
Vornado Realty Trust	93,932	6,050
			AMB Property Corp	118,660	2,723
		15,785
			ProLogis	303,333	3,616
REITS - Healthcare (14.56%)					6,339
HCP Inc	267,479	7,687
Health Care REIT Inc	97,022	4,038	TOTAL COMMON STOCKS	$ 146,205
Nationwide Health Properties Inc	116,740	3,618	PREFERRED STOCKS (0.50%)
Omega Healthcare Investors Inc	43,500	697	REITS - Storage (0.50%)
Ventas Inc	148,489	5,717	Public Storage Inc 6.63%; Series M	18,800	428
		21,757	Public Storage Inc 7.25%; Series K	12,800	319
					747
REITS - Hotels (5.34%)
Hospitality Properties Trust	117,959	2,403	TOTAL PREFERRED STOCKS	$ 747
Host Hotels & Resorts Inc	227,875	2,682		Principal
LaSalle Hotel Properties	147,551	2,901		Amount	Value
		7,986		(000's)	(000's)
REITS - Manufactured Homes (1.85%)			REPURCHASE AGREEMENTS (1.23%)
Equity Lifestyle Properties Inc	64,548	2,762	Diversified Banking Institutions (1.23%)
			Investment in Joint Trading Account; Bank
REITS - Office Property (15.87%)			of America Repurchase Agreement; 0.03%
Alexandria Real Estate Equities Inc	51,283	2,787	dated 09/30/09 maturing 10/01/09
			(collateralized by Sovereign Agency
Boston Properties Inc	122,315	8,018	Issues; $580,000; 0.00% - 5.70%; dated
Brandywine Realty Trust	236,824	2,614	11/13/09 - 11/19/24)	$ 569 $	569
Corporate Office Properties Trust SBI MD	19,100	704	Investment in Joint Trading Account; Credit
Douglas Emmett Inc	132,789	1,631	Suisse Repurchase Agreement; 0.03%
Mack-Cali Realty Corp	67,060	2,168	dated 09/30/09 maturing 10/01/09
			(collateralized by US Treasury Notes;
SL Green Realty Corp	131,950	5,786	$564,000; 0.88%; dated 12/31/10 -
		23,708	03/31/11)	553	553

184

		Schedule of Investments
	Real Estate Securities Account
		September 30, 2009 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)
REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.06% dated 09/30/09 maturing 10/01/09
(collateralized by Sovereign Agency
Issues; $161,000; 0.00% - 3.75%; dated
11/13/09 - 03/27/19)	$ 158 $	158
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.03% dated 09/30/09 maturing 10/01/09
(collateralized by Sovereign Agency Issue;
$564,000; 0.00%; dated 02/26/10)	553	553
		1,833
TOTAL REPURCHASE AGREEMENTS	$ 1,833
Total Investments	$ 148,785
Other Assets in Excess of Liabilities, Net - 0.42%		623
TOTAL NET ASSETS - 100.00%		$ 149,408

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 19,584
Unrealized Depreciation		(20,878)
Net Unrealized Appreciation (Depreciation)		(1,294)
Cost for federal income tax purposes		150,079
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Financial		98.80%
Consumer, Cyclical		0.78%
Other Assets in Excess of Liabilities, Net		0.42%
TOTAL NET ASSETS		100.00%

		185

		Schedule of Investments
		SAM Balanced Portfolio
		September 30, 2009 (unaudited)

	Shares	Value
	Held	(000's)
INVESTMENT COMPANIES (99.84%)
Principal Funds, Inc. Institutional Class (22.89%)
Disciplined LargeCap Blend Fund (a)	3,572,572 $	38,155
High Yield Fund (a)	4,455,718	33,819
LargeCap Growth Fund II (a)	9,634,831	66,577
Preferred Securities Fund (a)	3,517,108	31,091
		169,642
Principal Variable Contracts Funds, Inc.
Class 1 (76.95%)
Diversified International Account (a)	4,265,268	46,705
Equity Income Account (a)	7,388,319	93,019
Income Account (a)	8,547,143	87,437
International Emerging Markets Account (a)	1,433,197	19,878
LargeCap Growth Account (a)	5,566,634	67,356
LargeCap Value Account III (a)	4,311,383	36,129
MidCap Stock Account (a)	2,730,383	26,785
Money Market Account (a)	2,475,519	2,476
Mortgage Securities Account (a)	9,469,739	97,065
Principal Capital Appreciation Account (a)	1,828,285	33,238
Real Estate Securities Account (a)	1,884,623	18,922
Short-Term Income Account (a)	5,608,303	13,853
SmallCap Growth Account II (a)(b)	1,652,628	13,816
SmallCap Value Account I (a)	1,294,245	13,706
		570,385
TOTAL INVESTMENT COMPANIES	$ 740,027
Total Investments	$ 740,027
Other Assets in Excess of Liabilities, Net - 0.16%		1,194
TOTAL NET ASSETS - 100.00%	$ 741,221

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 42,372
Unrealized Depreciation		(55,680)
Net Unrealized Appreciation (Depreciation)		(13,308)
Cost for federal income tax purposes		753,335
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		55.01%
Fixed Income Funds		35.85%
International Equity Funds		8.98%
Other Assets in Excess of Liabilities, Net		0.16%
TOTAL NET ASSETS		100.00%

		186

Schedule of Investments
SAM Balanced Portfolio
September 30, 2009 (unaudited)

Affiliated Securities

	December 31, 2008		Purchases		Sales		September 30, 2009
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Disciplined LargeCap Blend Fund	3,262,198 $	49,200	561,043	$ 5,511	250,669	$ 1,984	3,572,572 $	50,442
Diversified International Account	3,448,542	48,189	917,291	8,264	100,565	845	4,265,268	54,505
Equity Income Account	5,320,562	66,994	2,149,823	23,539	82,066	916	7,388,319	89,197
High Yield Fund	3,511,667	26,178	1,019,812	6,509	75,761	514	4,455,718	32,077
Income Account	5,577,507	52,917	3,160,284	30,366	190,648	1,810	8,547,143	81,417
International Emerging Markets	1,114,374	18,190	342,547	3,118	23,724	246	1,433,197	20,708
Account
LargeCap Growth Account	4,318,143	45,414	1,378,485	14,535	129,994	1,228	5,566,634	58,391
LargeCap Growth Fund II	7,955,588	62,616	1,885,349	11,183	206,106	1,165	9,634,831	71,943
LargeCap Value Account III	3,664,566	31,407	895,361	6,830	248,544	1,521	4,311,383	35,734
MidCap Stock Account	2,109,375	20,989	683,734	5,650	62,726	491	2,730,383	25,917
Money Market Account	2,947,110	2,947	57,592	58	529,183	529	2,475,519	2,476
Mortgage Securities Account	7,227,529	71,126	2,616,724	26,620	374,514	3,891	9,469,739	93,906
Preferred Securities Fund	2,776,416	24,362	780,737	5,082	40,045	322	3,517,108	29,061
Principal Capital Appreciation	1,386,357	20,907	465,085	7,025	23,157	358	1,828,285	27,431
Account
Real Estate Securities Account	1,587,036	22,356	402,500	3,471	104,913	676	1,884,623	23,856
Short-Term Income Account	5,359,722	13,137	720,993	1,748	472,412	1,150	5,608,303	13,709
SmallCap Growth Account II	1,359,197	8,877	346,661	2,511	53,230	328	1,652,628	10,824
SmallCap Value Account I	983,726	13,420	327,570	2,940	17,051	146	1,294,245	16,056
	$ 599,226			$ 164,960		$ 18,120	$ 737,650

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Disciplined LargeCap Blend Fund	$ -			$ (2,285)		$ -
Diversified International Account			1,241		(1,103)			-
Equity Income Account		2,816			(420)			-
High Yield Fund			2,159		(96)			-
Income Account		4,270			(56)			66
International Emerging Markets Account			183		(354)			-
LargeCap Growth Account			408		(330)			-
LargeCap Growth Fund II			-		(691)			-
LargeCap Value Account III			661		(982)			-
MidCap Stock Account			288		(231)			-
Money Market Account			6		-			-
Mortgage Securities Account		4,249			51			-
Preferred Securities Fund			1,423		(61)			-
Principal Capital Appreciation Account			283		(143)			-
Real Estate Securities Account			371		(1,295)			-
Short-Term Income Account			717		(26)			-
SmallCap Growth Account II			-		(236)			-
SmallCap Value Account I			148		(158)			-
	$ 19,223			$ (8,416)		$ 66

187

		Schedule of Investments
	SAM Conservative Balanced Portfolio
		September 30, 2009 (unaudited)

	Shares	Value
	Held	(000's)
INVESTMENT COMPANIES (100.34%)
Principal Funds, Inc. Institutional Class (20.71%)
Disciplined LargeCap Blend Fund (a)	536,163 $	5,726
High Yield Fund (a)	1,254,992	9,525
LargeCap Growth Fund II (a)	1,317,903	9,107
Preferred Securities Fund (a)	782,547	6,918
		31,276
Principal Variable Contracts Funds, Inc.
Class 1 (79.63%)
Diversified International Account (a)	606,291	6,639
Equity Income Account (a)	978,544	12,320
Income Account (a)	2,608,682	26,687
International Emerging Markets Account (a)	209,104	2,900
LargeCap Growth Account (a)	751,986	9,099
LargeCap Value Account III (a)	531,898	4,457
MidCap Stock Account (a)	421,067	4,131
Money Market Account (a)	853,065	853
Mortgage Securities Account (a)	3,288,067	33,703
Principal Capital Appreciation Account (a)	257,249	4,677
Real Estate Securities Account (a)	287,548	2,887
Short-Term Income Account (a)	3,176,286	7,845
SmallCap Growth Account II (a)(b)	242,174	2,025
SmallCap Value Account I (a)	194,181	2,056
		120,279
TOTAL INVESTMENT COMPANIES	$ 151,555
Total Investments	$ 151,555
Liabilities in Excess of Other Assets, Net - (0.34)%		(512)
TOTAL NET ASSETS - 100.00%	$ 151,043

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 7,011
Unrealized Depreciation		(5,126)
Net Unrealized Appreciation (Depreciation)		1,885
Cost for federal income tax purposes		149,670
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		56.63%
Domestic Equity Funds		37.40%
International Equity Funds		6.31%
Liabilities in Excess of Other Assets, Net		(0.34%)
TOTAL NET ASSETS		100.00%

		188

Schedule of Investments
SAM Conservative Balanced Portfolio
September 30, 2009 (unaudited)

Affiliated Securities

	December 31, 2008		Purchases		Sales		September 30, 2009
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Disciplined LargeCap Blend Fund	386,315 $	5,065	210,301	$ 1,969	60,453	$ 501	536,163 $	6,015
Diversified International Account	435,293	5,796	204,215	1,799	33,217	298	606,291	6,987
Equity Income Account	621,971	8,408	380,961	4,163	24,388	287	978,544	12,156
High Yield Fund	1,003,477	7,294	389,969	2,584	138,454	880	1,254,992	8,759
Income Account	1,637,345	16,167	1,155,993	11,119	184,656	1,767	2,608,682	25,354
International Emerging Markets	152,394	2,164	77,702	701	20,992	218	209,104	2,418
Account
LargeCap Growth Account	531,203	5,834	284,639	2,967	63,856	622	751,986	7,971
LargeCap Growth Fund II	985,146	7,410	437,668	2,509	104,911	590	1,317,903	8,972
LargeCap Value Account III	420,396	3,830	198,600	1,467	87,098	555	531,898	4,420
MidCap Stock Account	288,704	2,943	161,493	1,282	29,130	229	421,067	3,843
Money Market Account	666,831	667	275,740	276	89,506	90	853,065	853
Mortgage Securities Account	1,978,172	20,096	1,499,664	15,418	189,769	1,954	3,288,067	33,519
Preferred Securities Fund	636,254	5,265	230,569	1,541	84,276	579	782,547	6,007
Principal Capital Appreciation	176,993	2,874	98,032	1,420	17,776	257	257,249	3,911
Account
Real Estate Securities Account	188,829	2,401	118,803	947	20,084	142	287,548	2,970
Short-Term Income Account	2,357,758	5,801	1,278,000	3,124	459,472	1,124	3,176,286	7,774
SmallCap Growth Account II	193,558	1,348	74,389	528	25,773	162	242,174	1,616
SmallCap Value Account I	120,968	1,543	84,811	695	11,598	103	194,181	2,035
	$ 104,906			$ 54,509		$ 10,358	$ 145,580

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Disciplined LargeCap Blend Fund	$ -			$ (518)		$ -
Diversified International Account			173		(310)			-
Equity Income Account			362		(128)			-
High Yield Fund			577		(239)			-
Income Account			1,336		(165)			21
International Emerging Markets Account			28		(229)			-
LargeCap Growth Account			54		(208)			-
LargeCap Growth Fund II			-		(357)			-
LargeCap Value Account III			79		(322)			-
MidCap Stock Account			46		(153)			-
Money Market Account			2		-			-
Mortgage Securities Account			1,515		(41)			-
Preferred Securities Fund			317		(220)			-
Principal Capital Appreciation Account			41		(126)			-
Real Estate Securities Account			54		(236)			-
Short-Term Income Account			311		(27)			-
SmallCap Growth Account II			-		(98)			-
SmallCap Value Account I			25		(100)			-
	$ 4,920			$ (3,477)		$ 21

189

		Schedule of Investments
	SAM Conservative Growth Portfolio
		September 30, 2009 (unaudited)

	Shares	Value
	Held	(000's)
INVESTMENT COMPANIES (99.94%)
Principal Funds, Inc. Institutional Class (22.53%)
Disciplined LargeCap Blend Fund (a)	1,165,976 $	12,453
High Yield Fund (a)	791,043	6,004
LargeCap Growth Fund II (a)	3,330,120	23,011
Preferred Securities Fund (a)	431,453	3,814
		45,282
Principal Variable Contracts Funds, Inc.
Class 1 (77.41%)
Diversified International Account (a)	1,651,957	18,089
Equity Income Account (a)	2,609,257	32,851
Income Account (a)	935,602	9,571
International Emerging Markets Account (a)	485,516	6,734
LargeCap Growth Account (a)	1,902,653	23,022
LargeCap Value Account III (a)	1,497,655	12,550
MidCap Stock Account (a)	1,149,152	11,273
Money Market Account (a)	1,106,056	1,106
Mortgage Securities Account (a)	1,084,369	11,115
Principal Capital Appreciation Account (a)	694,484	12,626
Real Estate Securities Account (a)	642,757	6,453
Short-Term Income Account (a)	465,550	1,150
SmallCap Growth Account II (a)(b)	530,597	4,436
SmallCap Value Account I (a)	438,451	4,643
		155,619
TOTAL INVESTMENT COMPANIES	$ 200,901
Total Investments	$ 200,901
Other Assets in Excess of Liabilities, Net - 0.06%		126
TOTAL NET ASSETS - 100.00%	$ 201,027

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 14,458
Unrealized Depreciation		(33,280)
Net Unrealized Appreciation (Depreciation)		(18,822)
Cost for federal income tax purposes		219,723
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		71.29%
Fixed Income Funds		16.30%
International Equity Funds		12.35%
Other Assets in Excess of Liabilities, Net		0.06%
TOTAL NET ASSETS		100.00%

		190

Schedule of Investments
SAM Conservative Growth Portfolio
September 30, 2009 (unaudited)

Affiliated Securities

	December 31, 2008		Purchases		Sales		September 30, 2009
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Disciplined LargeCap Blend Fund	1,410,866 $	22,860	39,452	$ 392	284,342	$ 2,379	1,165,976 $	18,410
Diversified International Account	1,654,500	25,624	137,773	1,256	140,316	1,330	1,651,957	24,203
Equity Income Account	2,500,238	29,008	274,607	3,053	165,588	1,885	2,609,257	29,979
High Yield Fund	856,699	6,234	67,898	441	133,554	893	791,043	5,660
Income Account	746,913	6,927	227,564	2,177	38,875	370	935,602	8,738
International Emerging Markets	461,656	8,979	54,184	525	30,324	372	485,516	8,848
Account
LargeCap Growth Account	1,920,300	21,441	139,936	1,481	157,583	1,578	1,902,653	21,034
LargeCap Growth Fund II	3,359,540	27,183	257,807	1,500	287,227	1,655	3,330,120	26,090
LargeCap Value Account III	1,514,865	13,616	164,720	1,199	181,930	1,194	1,497,655	12,983
MidCap Stock Account	1,162,321	11,872	88,596	731	101,765	838	1,149,152	11,430
Money Market Account	1,225,659	1,226	2,982	3	122,585	123	1,106,056	1,106
Mortgage Securities Account	1,142,046	11,043	117,605	1,187	175,282	1,821	1,084,369	10,510
Preferred Securities Fund	514,412	4,576	33,454	229	116,413	806	431,453	3,699
Principal Capital Appreciation	702,473	9,477	50,146	767	58,135	905	694,484	9,341
Account
Real Estate Securities Account	661,608	10,893	68,890	565	87,741	559	642,757	9,823
Short-Term Income Account	470,924	1,171	35,271	85	40,645	100	465,550	1,154
SmallCap Growth Account II	579,203	3,299	33,693	236	82,299	517	530,597	2,889
SmallCap Value Account I	408,349	6,419	47,394	408	17,292	166	438,451	6,518
	$ 221,848			$ 16,235		$ 17,491	$ 212,415

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Disciplined LargeCap Blend Fund	$ -			$ (2,463)		$ -
Diversified International Account		524			(1,347)			-
Equity Income Account		1,100			(197)			-
High Yield Fund		436			(122)			-
Income Account		506			4			8
International Emerging Markets Account		65			(284)			-
LargeCap Growth Account		157			(310)			-
LargeCap Growth Fund II		-			(938)			-
LargeCap Value Account III		264			(638)			-
MidCap Stock Account		139			(335)			-
Money Market Account		3			-			-
Mortgage Securities Account		565			101			-
Preferred Securities Fund		201			(300)			-
Principal Capital Appreciation Account		120			2			-
Real Estate Securities Account		140			(1,076)			-
Short-Term Income Account		65			(2)			-
SmallCap Growth Account II		-			(129)			-
SmallCap Value Account I		57			(143)			-
	$ 4,342			$ (8,177)		$ 8

191

		Schedule of Investments
	SAM Flexible Income Portfolio
		September 30, 2009 (unaudited)

	Shares	Value
	Held	(000's)
INVESTMENT COMPANIES (100.49%)
Principal Funds, Inc. Institutional Class (20.44%)
Disciplined LargeCap Blend Fund (a)	347,841 $	3,715
High Yield Fund (a)	1,614,073	12,251
LargeCap Growth Fund II (a)	941,555	6,506
Preferred Securities Fund (a)	1,183,835	10,465
		32,937
Principal Variable Contracts Funds, Inc.
Class 1 (80.05%)
Diversified International Account (a)	413,889	4,532
Equity Income Account (a)	590,139	7,430
Income Account (a)	3,570,913	36,531
International Emerging Markets Account (a)	136,131	1,888
LargeCap Growth Account (a)	527,596	6,384
LargeCap Value Account III (a)	655,858	5,496
MidCap Stock Account (a)	400,737	3,931
Money Market Account (a)	231,804	232
Mortgage Securities Account (a)	4,093,839	41,962
Principal Capital Appreciation Account (a)	99,563	1,810
Real Estate Securities Account (a)	185,783	1,865
Short-Term Income Account (a)	5,838,616	14,421
SmallCap Growth Account II (a)(b)	148,248	1,239
SmallCap Value Account I (a)	117,718	1,247
		128,968
TOTAL INVESTMENT COMPANIES	$ 161,905
Total Investments	$ 161,905
Liabilities in Excess of Other Assets, Net - (0.49)%		(795)
TOTAL NET ASSETS - 100.00%	$ 161,110

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 10,547
Unrealized Depreciation		(2,908)
Net Unrealized Appreciation (Depreciation)		7,639
Cost for federal income tax purposes		154,266
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		71.91%
Domestic Equity Funds		24.59%
International Equity Funds		3.99%
Liabilities in Excess of Other Assets, Net		(0.49%)
TOTAL NET ASSETS		100.00%

		192

Schedule of Investments
SAM Flexible Income Portfolio
September 30, 2009 (unaudited)

Affiliated Securities

	December 31, 2008		Purchases		Sales		September 30, 2009
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Disciplined LargeCap Blend Fund	345,594 $	4,695	136,414	$ 1,270	134,167	$ 1,109	347,841 $	3,922
Diversified International Account	396,970	6,165	101,252	920	84,333	754	413,889	5,273
Equity Income Account	503,361	5,736	202,589	2,216	115,811	1,267	590,139	6,474
High Yield Fund	1,508,947	10,490	382,327	2,497	277,201	1,835	1,614,073	10,924
Income Account	2,783,011	27,001	1,167,889	11,200	379,987	3,663	3,570,913	34,374
International Emerging Markets	108,708	1,834	63,623	598	36,200	384	136,131	1,482
Account
LargeCap Growth Account	481,013	4,524	168,056	1,753	121,473	1,203	527,596	4,943
LargeCap Growth Fund II	902,893	6,858	232,044	1,348	193,382	1,108	941,555	6,470
LargeCap Value Account III	700,575	5,986	201,758	1,480	246,475	1,603	655,858	5,059
MidCap Stock Account	370,516	3,546	122,706	987	92,485	751	400,737	3,494
Money Market Account	318,136	318	722	1	87,054	87	231,804	232
Mortgage Securities Account	3,192,288	31,983	1,285,496	13,157	383,945	3,969	4,093,839	41,124
Preferred Securities Fund	1,170,414	9,436	394,345	2,358	380,924	2,779	1,183,835	8,128
Principal Capital Appreciation	83,719	1,048	46,030	681	30,186	471	99,563	1,251
Account
Real Estate Securities Account	212,097	2,479	33,078	275	59,392	426	185,783	1,762
Short-Term Income Account	4,961,239	12,116	1,853,584	4,524	976,207	2,397	5,838,616	14,206
SmallCap Growth Account II	153,233	844	41,208	257	46,193	309	148,248	768
SmallCap Value Account I	113,077	1,412	34,888	276	30,247	264	117,718	1,165
	$ 136,471			$ 45,798		$ 24,379	$ 151,051

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Disciplined LargeCap Blend Fund	$ -			$ (934)		$ -
Diversified International Account			122		(1,058)			-
Equity Income Account			232		(211)			-
High Yield Fund			830		(228)			-
Income Account			1,998		(164)			31
International Emerging Markets Account			19		(566)			-
LargeCap Growth Account			40		(131)			-
LargeCap Growth Fund II			-		(628)			-
LargeCap Value Account III			101		(804)			-
MidCap Stock Account			47		(288)			-
Money Market Account			1		-			-
Mortgage Securities Account			1,951		(47)			-
Preferred Securities Fund			547		(887)			-
Principal Capital Appreciation Account			17		(7)			-
Real Estate Securities Account			39		(566)			-
Short-Term Income Account			610		(37)			-
SmallCap Growth Account II			-		(24)			-
SmallCap Value Account I			16		(259)			-
	$ 6,570			$ (6,839)		$ 31

193

		Schedule of Investments
	SAM Strategic Growth Portfolio
		September 30, 2009 (unaudited)

	Shares	Value
	Held	(000's)
INVESTMENT COMPANIES (100.06%)
Principal Funds, Inc. Institutional Class (25.75%)
Disciplined LargeCap Blend Fund (a)	999,936 $	10,679
High Yield Fund (a)	753,269	5,717
LargeCap Growth Fund II (a)	2,108,316	14,569
		30,965
Principal Variable Contracts Funds, Inc.
Class 1 (74.31%)
Diversified International Account (a)	1,125,372	12,323
Equity Income Account (a)	1,647,580	20,743
International Emerging Markets Account (a)	337,811	4,685
LargeCap Growth Account (a)	1,205,101	14,582
LargeCap Value Account III (a)	1,122,912	9,410
MidCap Stock Account (a)	770,936	7,563
Money Market Account (a)	389,409	389
Principal Capital Appreciation Account (a)	467,167	8,493
Real Estate Securities Account (a)	411,248	4,129
Short-Term Income Account (a)	155,789	385
SmallCap Growth Account II (a)(b)	395,297	3,305
SmallCap Value Account I (a)	314,975	3,336
		89,343
TOTAL INVESTMENT COMPANIES	$ 120,308
Total Investments	$ 120,308
Liabilities in Excess of Other Assets, Net - (0.06)%		(75)
TOTAL NET ASSETS - 100.00%	$ 120,233

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 9,447
Unrealized Depreciation		(23,004)
Net Unrealized Appreciation (Depreciation)		(13,557)
Cost for federal income tax purposes		133,865
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		80.52%
International Equity Funds		14.14%
Fixed Income Funds		5.40%
Liabilities in Excess of Other Assets, Net		(0.06%)
TOTAL NET ASSETS		100.00%

		194

Schedule of Investments
SAM Strategic Growth Portfolio
September 30, 2009 (unaudited)

Affiliated Securities

	December 31, 2008		Purchases		Sales		September 30, 2009
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Disciplined LargeCap Blend Fund	923,300 $	14,574	135,665	$ 1,235	59,029	$ 520	999,936 $	14,804
Diversified International Account	1,022,064	16,093	159,885	1,393	56,577	537	1,125,372	16,372
Equity Income Account	1,432,188	18,101	273,754	3,006	58,362	652	1,647,580	20,157
High Yield Fund	658,659	4,961	154,944	1,009	60,334	400	753,269	5,484
International Emerging Markets	313,960	5,554	48,070	433	24,219	273	337,811	5,464
Account
LargeCap Growth Account	1,085,144	12,112	197,969	2,056	78,012	769	1,205,101	13,212
LargeCap Growth Fund II	2,037,475	16,608	243,403	1,467	172,562	944	2,108,316	16,522
LargeCap Value Account III	1,052,679	9,156	158,780	1,175	88,547	578	1,122,912	9,439
MidCap Stock Account	713,941	7,234	111,414	898	54,419	433	770,936	7,505
Money Market Account	391,750	392	1,160	1	3,501	4	389,409	389
Principal Capital Appreciation	431,124	5,738	67,190	1,001	31,147	461	467,167	6,226
Account
Real Estate Securities Account	375,859	5,978	76,759	612	41,370	293	411,248	5,802
Short-Term Income Account	175,924	438	9,122	22	29,257	72	155,789	387
SmallCap Growth Account II	374,489	2,326	55,306	372	34,498	227	395,297	2,356
SmallCap Value Account I	267,440	4,200	62,610	523	15,075	138	314,975	4,454
	$ 123,465			$ 15,203		$ 6,301	$ 128,573

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Disciplined LargeCap Blend Fund	$ -			$ (485)		$ -
Diversified International Account		352			(577)			-
Equity Income Account		674			(298)			-
High Yield Fund		373			(86)			-
International Emerging Markets Account		45			(250)			-
LargeCap Growth Account		95			(187)			-
LargeCap Growth Fund II		-			(609)			-
LargeCap Value Account III		187			(314)			-
MidCap Stock Account		90			(194)			-
Money Market Account		1			-			-
Principal Capital Appreciation Account		78			(52)			-
Real Estate Securities Account		88			(495)			-
Short-Term Income Account		22			(1)			-
SmallCap Growth Account II		-			(115)			-
SmallCap Value Account I		40			(131)			-
	$ 2,045			$ (3,794)		$ -

195

Schedule of Investments
Short-Term Bond Account
September 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (55.09%)			BONDS (continued)
Aerospace & Defense (0.20%)			Building Products - Cement & Aggregate (0.17%)
BAE Systems Holdings Inc			CRH America Inc
4.75%, 8/15/2010 (a)	$ 250 $	254	6.95%, 3/15/2012	$ 200 $	214

Airlines (0.12%)			Building Products - Wood (0.09%)
Delta Air Lines Inc			Masco Corp
6.62%, 3/18/2011	154	151	5.88%, 7/15/2012	111	110

Asset Backed Securities (1.72%)			Cable/Satellite TV (0.84%)
Carrington Mortgage Loan Trust			Comcast Corp
0.53%, 12/25/2035 (b)	500	398	5.45%, 11/15/2010	145	151
Citigroup Mortgage Loan Trust Inc			COX Communications Inc
0.49%, 8/25/2035 (b)	34	31	4.63%, 1/15/2010	250	252
CNH Equipment Trust			7.13%, 10/ 1/2012	150	168
4.12%, 5/15/2012	331	335	Time Warner Cable Inc
Countrywide Asset-Backed Certificates			7.50%, 4/ 1/2014	430	493
6.02%, 9/25/2046 (b)	900	712			1,064
Countrywide Home Equity Loan Trust
0.47%, 12/15/2035 (b)	50	16	Cellular Telecommunications (0.16%)
0.48%, 2/15/2036 (b)	108	82	Rogers Cable Inc
			7.88%, 5/ 1/2012	175	196
First-Citizens Home Equity Loan LLC
0.45%, 9/15/2022 (a)(b)	54	28	Commercial Banks (0.39%)
GMAC Mortgage Corp Loan Trust			American Express Bank FSB
0.43%, 8/25/2035 (b)	145	41	5.50%, 4/16/2013	350	369
John Deere Owner Trust			Wachovia Bank NA
4.18%, 6/15/2012	300	304	7.88%, 2/15/2010	125	128
JP Morgan Mortgage Acquisition Corp					497
0.33%, 3/25/2037 (b)	131	108
Marriott Vacation Club Owner Trust			Computers - Memory Devices (0.08%)
5.81%, 10/20/2029 (a)	90	76	Seagate Technology HDD Holdings
Nomura Asset Acceptance Corp			6.38%, 10/ 1/2011	100	100
0.47%, 1/25/2036 (a)(b)	170	35
		2,166	Containers - Paper & Plastic (0.08%)
			Pactiv Corp
Automobile Sequential (0.61%)			5.88%, 7/15/2012	90	96
Capital Auto Receivables Asset Trust
5.52%, 3/15/2011 (b)	270	269	Credit Card Asset Backed Securities (0.78%)
Ford Credit Auto Owner Trust			BA Credit Card Trust
5.47%, 9/15/2012 (b)	200	208	0.84%, 3/15/2012 (b)	350	350
Nissan Auto Receivables Owner Trust			Cabela's Master Credit Card Trust
4.28%, 7/15/2013	150	156	4.31%, 12/16/2013 (a)	630	639
WFS Financial Owner Trust					989
4.50%, 5/17/2013	137	137
		770	Diversified Banking Institutions (2.22%)
			Bank of America Corp
Beverages - Non-Alcoholic (0.04%)			4.90%, 5/ 1/2013	350	359
Coca-Cola Enterprises Inc			Citigroup Inc
4.25%, 3/ 1/2015	50	53	5.50%, 8/27/2012	300	309
			5.50%, 4/11/2013	450	460
Brewery (0.30%)			Goldman Sachs Group Inc/The
Anheuser-Busch InBev Worldwide Inc			6.88%, 1/15/2011	525	557
5.38%, 11/15/2014 (a)	150	160
			0.65%, 2/ 6/2012 (b)	150	148
SABMiller PLC
6.20%, 7/ 1/2011 (a)	200	213	6.00%, 5/ 1/2014	300	326
		373

196

Schedule of Investments
Short-Term Bond Account
September 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Diversified Banking Institutions (continued)			Finance - Credit Card (0.20%)
JP Morgan Chase & Co			Capital One Bank USA NA
5.60%, 6/ 1/2011	$ 600 $	637	5.75%, 9/15/2010	$ 250 $	256
		2,796
			Finance - Investment Banker & Broker (1.34%)
Diversified Financial Services (1.24%)			Bear Stearns Cos LLC/The
General Electric Capital Corp			0.56%, 11/28/2011 (b)	400	397
5.25%, 10/19/2012	675	713	Jefferies Group Inc
4.80%, 5/ 1/2013	150	156	5.88%, 6/ 8/2014	315	320
5.90%, 5/13/2014	345	370	Merrill Lynch & Co Inc
TNK-BP Finance SA			0.69%, 2/ 5/2010 (b)	50	50
6.13%, 3/20/2012 (a)	325	321	0.68%, 11/ 1/2011 (b)	200	194
		1,560	0.54%, 6/ 5/2012 (b)	125	120
Diversified Minerals (0.26%)			6.05%, 8/15/2012	215	229
BHP Billiton Finance USA Ltd			5.45%, 2/ 5/2013	65	67
5.50%, 4/ 1/2014	300	332	6.15%, 4/25/2013	300	318
					1,695
Electric - Generation (0.06%)
CE Casecnan Water & Energy			Finance - Leasing Company (0.31%)
11.95%, 11/15/2010	14	14	International Lease Finance Corp
Indiantown Cogeneration LP			0.91%, 1/15/2010 (b)	225	220
9.26%, 12/15/2010	64	65	5.30%, 5/ 1/2012	200	168
		79			388
Electric - Integrated (0.38%)			Finance - Mortgage Loan/Banker (17.10%)
Integrys Energy Group Inc			Countrywide Financial Corp
7.00%, 11/ 1/2009	325	326	5.80%, 6/ 7/2012	225	237
Scottish Power Ltd			Fannie Mae
4.91%, 3/15/2010	150	153	2.38%, 5/20/2010	1,000	1,013
		479	5.13%, 4/15/2011	2,000	2,135
			1.38%, 4/28/2011	8,000	8,070
Electronic Connectors (0.14%)
			Federal Home Loan Banks
Thomas & Betts Corp			4.50%, 10/ 9/2009	3,000	3,003
7.25%, 6/ 1/2013	175	178
			Freddie Mac
Fiduciary Banks (0.26%)			2.13%, 9/21/2012	7,000	7,089
Bank of New York Mellon Corp/The					21,547
4.50%, 4/ 1/2013	310	330	Finance - Other Services (0.29%)
			BP Capital Markets PLC
Finance - Auto Loans (0.15%)			3.13%, 3/10/2012	200	207
Ford Motor Credit Co LLC			3.63%, 5/ 8/2014	150	154
9.88%, 8/10/2011	100	101			361
Nissan Motor Acceptance Corp
4.63%, 3/ 8/2010 (a)	90	90	Food - Miscellaneous/Diversified (0.33%)
		191	General Mills Inc
			8.02%, 2/ 5/2013	350	415
Finance - Commercial (0.26%)
Textron Financial Canada Funding Corp			Gas - Distribution (0.10%)
5.13%, 11/ 1/2010	325	325	Southern California Gas Co
			0.53%, 12/ 1/2009 (b)	125	125
Finance - Consumer Loans (0.35%)
HSBC Finance Corp			Home Equity - Other (1.56%)
0.72%, 11/16/2009 (b)	300	300	Bear Stearns Asset Backed Securities Trust
0.65%, 9/14/2012 (b)	150	142	0.85%, 3/25/2034 (b)	72	47
		442	0.43%, 6/25/2047 (b)	525	219

197

Schedule of Investments
Short-Term Bond Account
September 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Home Equity - Other (continued)			Medical - Drugs (continued)
Countrywide Asset-Backed Certificates			Pfizer Inc
6.09%, 6/25/2021 (b)	$ 1,184 $	482	4.45%, 3/15/2012	$ 750 $	797
First NLC Trust					1,645
0.58%, 5/25/2035 (b)	56	24
			Medical - HMO (0.21%)
GMAC Mortgage Corp Loan Trust
4.62%, 11/25/2035 (b)	15	15	UnitedHealth Group Inc
			4.88%, 2/15/2013	250	260
5.75%, 10/25/2036	344	248
6.05%, 12/25/2037 (b)	335	160	Medical - Wholesale Drug Distribution (0.02%)
GSAA Trust			Cardinal Health Inc
6.04%, 7/25/2036	400	217	5.65%, 6/15/2012	28	30
Indymac Seconds Asset Backed Trust
5.77%, 5/25/2036 (b)	190	179	Medical Products (0.30%)
Mastr Asset Backed Securities Trust			Angiotech Pharmaceuticals Inc
0.75%, 3/25/2035 (b)	189	7	4.11%, 12/ 1/2013 (b)	125	106
Option One Mortgage Loan Trust			Covidien International Finance SA
0.70%, 3/25/2037 (b)(c)	275	5	5.45%, 10/15/2012	250	272
Residential Asset Securities Corp					378
4.59%, 8/25/2031	111	106
4.47%, 3/25/2032	203	170	Metal - Diversified (0.03%)
Specialty Underwriting & Residential Finance			Xstrata Canada Corp
0.48%, 3/25/2036 (b)	3	3	7.25%, 7/15/2012	30	32
WAMU Asset-Backed Certificates			Metal Processors & Fabrication (0.12%)
0.42%, 5/25/2037 (b)	200	84
			Timken Co
		1,966	5.75%, 2/15/2010	150	152
Home Equity - Sequential (0.88%)
Countrywide Asset-Backed Certificates			Money Center Banks (0.29%)
5.68%, 6/25/2035	884	483	Deutsche Bank AG/London
5.56%, 4/25/2036	499	193	5.38%, 10/12/2012	335	362
5.51%, 8/25/2036	249	134
5.81%, 11/25/2036	539	175	Mortgage Backed Securities (11.20%)
			ACT Depositor Corp
New Century Home Equity Loan Trust			0.54%, 9/22/2041 (a)(b)(d)	375	34
4.76%, 11/25/2033	138	126
			Adjustable Rate Mortgage Trust
		1,111	0.82%, 2/25/2035 (b)	11	6
Life & Health Insurance (1.29%)			Banc of America Commercial Mortgage Inc
New York Life Global Funding			6.85%, 4/15/2036 (c)	100	100
4.65%, 5/ 9/2013 (a)	455	479	5.09%, 7/10/2043	750	730
Pacific Life Global Funding			0.60%, 7/10/2046 (b)	35,889	475
0.52%, 6/22/2011 (a)(b)	225	209	Banc of America Mortgage Securities Inc
Prudential Financial Inc			4.79%, 5/25/2035 (b)	127	123
5.15%, 1/15/2013	500	515	Bear Stearns Adjustable Rate Mortgage Trust
StanCorp Financial Group Inc			3.76%, 9/25/2034 (b)	203	187
6.88%, 10/ 1/2012	285	295	Bear Stearns Alt-A Trust
Sun Life Financial Global Funding LP			0.53%, 7/25/2035 (b)	20	5
0.83%, 7/ 6/2010 (a)(b)	125	123	6.11%, 7/25/2036 (b)	1,036	17
		1,621	Bear Stearns Commercial Mortgage Securities
Medical - Drugs (1.31%)			7.00%, 5/20/2030	248	261
Abbott Laboratories			0.39%, 2/11/2041 (b)	5,973	39
5.15%, 11/30/2012	500	546	Bella Vista Mortgage Trust
Eli Lilly & Co			0.50%, 5/20/2045 (b)(c)	42	19
4.20%, 3/ 6/2014	285	302	Citigroup / Deutsche Bank Commercial
			Mortgage Trust
			0.39%, 11/15/2044 (a)	25,016	212

198

Schedule of Investments
Short-Term Bond Account
September 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Commercial Mortgage Pass Through Certificates			JP Morgan Chase Commercial Mortgage
1.68%, 6/10/2010 (a)(b)	$ 1,696 $	17	Securities Corp
Countrywide Alternative Loan Trust			7.20%, 11/15/2035 (a)(b)	$ 175 $		164
2.21%, 7/20/2035 (b)	124	57	0.71%, 10/12/2037 (a)(b)	2,598		102
1.90%, 2/25/2036 (b)	222	115	5.30%, 5/15/2047 (b)(c)	750		700
6.00%, 5/25/2036	281	209	5.31%, 1/15/2049	325		311
6.00%, 5/25/2036	21	20	0.47%, 2/12/2051 (b)	25,598		295
0.53%, 6/25/2036 (b)(c)	642	93	JP Morgan Mortgage Trust
0.75%, 9/25/2036 (b)	165	114	3.81%, 5/25/2034	126		115
0.52%, 5/20/2046 (b)	595	81	5.12%, 6/25/2035 (b)	108		89
Countrywide Asset-Backed Certificates			4.98%, 8/25/2035 (b)	500		415
0.53%, 11/25/2035 (b)	20	16	5.73%, 4/25/2037 (b)	400		307
0.52%, 1/25/2036 (b)(c)	259	189	LB-UBS Commercial Mortgage Trust
Countrywide Home Loan Mortgage Pass			6.06%, 6/15/2020	13		13
Through Trust			5.39%, 6/15/2026	127		132
4.49%, 12/25/2033	75	74	0.58%, 10/15/2035 (a)(b)	4,495		171
4.39%, 6/20/2035 (b)	13	13	MASTR Asset Securitization Trust
5.80%, 9/20/2036 (b)	588	114	5.25%, 9/25/2033 (b)	89		90
Credit Suisse Mortgage Capital Certificates			Merrill Lynch / Countrywide Commercial
5.87%, 9/15/2040	375	237	Mortgage Trust
CS First Boston Mortgage Securities Corp			0.85%, 7/12/2046	22,435		545
0.42%, 8/15/2038 (a)	34,758	248	0.68%, 9/12/2049 (b)	11,822		225
Fannie Mae			5.11%, 12/12/2049 (b)	455		452
0.55%, 2/25/2032 (b)	101	100	Merrill Lynch Mortgage Trust
Fannie Mae Whole Loan			0.33%, 11/12/2035 (a)(b)	11,612		23
0.45%, 5/25/2035 (b)(c)	88	85	0.28%, 7/12/2038	38,206		222
Freddie Mac			0.32%, 9/12/2042 (b)	13,525		102
5.13%, 12/15/2013	73	73	Morgan Stanley Capital I
0.69%, 6/15/2023 (b)	65	64	0.63%, 8/25/2046 (a)(b)	375		4
0.64%, 7/15/2023 (b)	424	417	Morgan Stanley Dean Witter Capital I
Ginnie Mae			6.54%, 2/15/2031	37		39
1.25%, 10/16/2012 (b)	2,233	63	New Century Alternative Mortgage Loan Trust
1.06%, 2/16/2047 (b)	7,657	366	5.91%, 7/25/2036 (b)	505		444
GMAC Commercial Mortgage Securities Inc			Residential Accredit Loans Inc
1.01%, 3/10/2038 (a)(b)	983	11	6.00%, 11/25/2032	276		265
0.56%, 8/10/2038 (a)(b)	15,594	111	5.36%, 12/25/2035 (b)	61		34
GMAC Mortgage Corp Loan Trust			0.40%, 2/25/2047 (b)	707		301
5.25%, 7/25/2034	194	162	Residential Funding Mortgage Securities I
Greenwich Capital Commercial Funding Corp			4.52%, 11/25/2035 (b)	221		157
0.25%, 4/10/2037 (a)	56,526	123	5.67%, 2/25/2036 (b)	131		99
0.47%, 12/10/2049 (a)(b)	24,634	276	0.85%, 7/25/2036 (b)	83		73
GSR Mortgage Loan Trust			Structured Asset Mortgage Investments Inc
4.75%, 7/25/2035 (b)	189	171	0.56%, 9/25/2045 (b)	43		24
Impac CMB Trust			Structured Asset Securities Corp
1.25%, 10/25/2033 (b)	16	10	4.50%, 2/25/2033	253		240
0.50%, 5/25/2037 (b)(c)	344	275	5.50%, 6/25/2036 (b)	700		165
Indymac Index Mortgage Loan Trust			Thornburg Mortgage Securities Trust
0.85%, 4/25/2034 (b)	14	10	0.60%, 12/25/2033 (b)	255		204
0.43%, 2/25/2037 (b)	485	223	Wachovia Bank Commercial Mortgage Trust
0.49%, 6/25/2037 (b)(c)	404	186	0.34%, 1/15/2041 (a)(b)	4,499		13
			0.50%, 4/15/2042 (a)(b)	29,355		218
			5.25%, 12/15/2043	625		599

199

Schedule of Investments
Short-Term Bond Account
September 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Pipelines (continued)
WaMu Mortgage Pass Through Certificates			ONEOK Partners LP
3.77%, 3/25/2033 (b)	$ 59 $	52	5.90%, 4/ 1/2012	$ 130 $		137
0.52%, 4/25/2045 (b)	53	24				894
0.54%, 7/25/2045 (b)	41	25	Property Trust (0.20%)
0.50%, 11/25/2045 (b)	34	29	WEA Finance LLC / WCI Finance LLC
Washington Mutual Alternative Mortgage			5.40%, 10/ 1/2012 (a)	250		257
Pass-Through Certificates
0.53%, 6/25/2046 (b)	418	42	Quarrying (0.16%)
0.43%, 1/25/2047 (b)	318	57	Vulcan Materials Co
		14,112	1.55%, 12/15/2010 (b)	200		199
Multi-Line Insurance (0.13%)
CNA Financial Corp			Real Estate Operator & Developer (0.25%)
6.00%, 8/15/2011	100	100	Regency Centers LP
Genworth Financial Inc			8.45%, 9/ 1/2010	315		319
6.15%, 11/15/2066 (b)	100	64
			Regional Banks (0.77%)
		164
			BAC Capital Trust XIII
Mutual Insurance (0.10%)			0.70%, 3/15/2043 (b)	235		128
Health Care Service Corp			BAC Capital Trust XIV
7.75%, 6/15/2011 (a)	125	131	5.63%, 3/15/2043 (b)	300		196
			Capital One Financial Corp
Office Automation & Equipment (0.10%)			5.70%, 9/15/2011	160		167
Xerox Corp			SunTrust Preferred Capital I
5.50%, 5/15/2012	115	121	5.85%, 12/31/2049 (b)	34		22
			Wachovia Corp
Oil - Field Services (0.30%)			5.35%, 3/15/2011	350		365
Weatherford International Inc			0.51%, 3/ 1/2012 (b)	100		98
6.63%, 11/15/2011	125	134				976
5.95%, 6/15/2012	225	241
		375	REITS - Apartments (0.08%)
			UDR Inc
Oil Company - Exploration & Production (0.49%)			5.50%, 4/ 1/2014	100		99
Canadian Natural Resources Ltd
5.15%, 2/ 1/2013	325	346	REITS - Healthcare (0.30%)
Devon OEI Operating Inc			Nationwide Health Properties Inc
7.25%, 10/ 1/2011	250	272	6.50%, 7/15/2011	200		206
		618	6.25%, 2/ 1/2013	175		177
Oil Company - Integrated (1.01%)						383
Chevron Corp			REITS - Mortgage (0.36%)
3.95%, 3/ 3/2014	600	632	iStar Financial Inc
Husky Energy Inc			6.00%, 12/15/2010	450		333
6.25%, 6/15/2012	200	217	5.65%, 9/15/2011	175		121
Shell International Finance BV						454
4.00%, 3/21/2014	400	420
		1,269	REITS - Office Property (0.10%)
			Brandywine Operating Partnership LP
Pipelines (0.71%)			5.63%, 12/15/2010	123		123
Enbridge Inc
5.80%, 6/15/2014	315	346	REITS - Regional Malls (0.09%)
NGPL Pipeco LLC			Simon Property Group LP
6.51%, 12/15/2012 (a)	375	411	5.60%, 9/ 1/2011	105		109

200

Schedule of Investments
Short-Term Bond Account
September 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			U.S. GOVERNMENT & GOVERNMENT AGENCY
REITS - Shopping Centers (0.12%)			OBLIGATIONS (continued)
Federal Realty Investment Trust			Federal Home Loan Mortgage Corporation
6.00%, 7/15/2012	$ 150 $	155	(FHLMC) (continued)
			4.97%, 9/ 1/2035 (b)	$ 178 $	186
REITS - Warehouse & Industrial (0.23%)					1,408
ProLogis			Federal National Mortgage Association (FNMA) (1.61%)
5.50%, 3/ 1/2013	300	285	4.00%, 5/ 1/2010	20	20
			4.50%, 5/ 1/2010	25	26
Retail - Drug Store (0.24%)			4.00%, 6/ 1/2010	11	11
CVS Caremark Corp			4.50%, 6/ 1/2010	55	57
0.66%, 6/ 1/2010 (b)	300	300
			4.00%, 7/ 1/2010	7	6
Rubber - Tires (0.08%)			4.00%, 8/ 1/2010	7	7
Goodyear Tire & Rubber Co/The			4.00%, 3/ 1/2011	33	33
5.01%, 12/ 1/2009 (b)	100	100	4.50%, 5/ 1/2011	42	44
			4.50%, 7/ 1/2011	84	86
Special Purpose Banks (0.16%)			4.50%, 8/ 1/2011	157	163
Korea Development Bank/Republic of Korea			4.73%, 12/ 1/2032 (b)	81	84
0.73%, 4/ 3/2010 (b)	200	198	3.15%, 4/ 1/2033 (b)	278	281
Special Purpose Entity (0.16%)			3.54%, 5/ 1/2033 (b)	234	236
Genworth Global Funding Trusts			4.38%, 12/ 1/2033 (b)	35	35
5.20%, 10/ 8/2010	200	201	3.35%, 7/ 1/2034 (b)	135	139
			3.47%, 8/ 1/2034 (b)	76	78
Steel - Producers (0.29%)			2.87%, 9/ 1/2034 (b)	108	111
Ispat Inland ULC			4.28%, 1/ 1/2035 (b)	31	31
9.75%, 4/ 1/2014	240	251	4.50%, 1/ 1/2035 (b)	117	121
Nucor Corp			3.88%, 2/ 1/2035 (b)	21	21
5.00%, 12/ 1/2012	105	114	4.59%, 4/ 1/2035 (b)	218	223
		365	3.67%, 2/ 1/2037 (b)	205	210
Telephone - Integrated (0.56%)					2,023
British Telecommunications PLC
5.15%, 1/15/2013	675	703	U.S. Treasury (27.89%)
			4.75%, 2/15/2010	9,750	9,916
Tobacco (0.18%)			3.88%, 5/15/2010	525	537
Reynolds American Inc			2.63%, 5/31/2010	1,500	1,523
6.50%, 7/15/2010	225	232	4.50%, 11/15/2010	1,800	1,881
			4.50%, 11/30/2011	500	537
Transport - Rail (0.14%)			4.50%, 4/30/2012	1,900	2,058
CSX Corp			4.38%, 8/15/2012	1,400	1,520
4.88%, 11/ 1/2009	180	180
			4.25%, 8/15/2013	4,250	4,634
TOTAL BONDS	$ 69,411		2.25%, 5/31/2014	12,500	12,538
U.S. GOVERNMENT & GOVERNMENT AGENCY					35,144
OBLIGATIONS (30.62%)
Federal Home Loan Mortgage Corporation			TOTAL U.S. GOVERNMENT & GOVERNMENT
(FHLMC) (1.12%)			AGENCY OBLIGATIONS	$ 38,575
4.50%, 9/ 1/2010	45	46	REPURCHASE AGREEMENTS (7.34%)
4.50%, 2/ 1/2011	31	32	Diversified Banking Institutions (7.34%)
4.50%, 4/ 1/2011	139	146	Investment in Joint Trading Account; Bank
4.50%, 11/ 1/2011	113	117	of America Repurchase Agreement; 0.03%
4.02%, 12/ 1/2034 (b)	165	167	dated 09/30/09 maturing 10/01/09
			(collateralized by Sovereign Agency
4.48%, 1/ 1/2035 (b)	79	79	Issues; $2,928,000; 0.00% - 5.70%; dated
4.29%, 6/ 1/2035 (b)	486	503	11/13/09 - 11/19/24)	$ 2,871 $	2,871
4.26%, 9/ 1/2035 (b)	129	132

201

Schedule of Investments
Short-Term Bond Account
September 30, 2009 (unaudited)

			Portfolio Summary (unaudited)
	Principal
			Sector	Percent
	Amount	Value
	(000's)	(000's)	Government	44.81%
			Financial	19.18%
REPURCHASE AGREEMENTS (continued)			Mortgage Securities	13.92%
Diversified Banking Institutions (continued)			Asset Backed Securities	5.56%
Investment in Joint Trading Account; Credit			Consumer, Non-cyclical	2.69%
Suisse Repurchase Agreement; 0.03%			Energy	2.50%
dated 09/30/09 maturing 10/01/09			Communications	1.56%
(collateralized by US Treasury Notes;			Industrial	0.94%
$2,847,000; 0.88%; dated 12/31/10 -			Basic Materials	0.74%
03/31/11)	$ 2,791 $	2,791	Utilities	0.54%
			Consumer, Cyclical	0.44%
Investment in Joint Trading Account;			Technology	0.17%
Deutsche Bank Repurchase Agreement;			Other Assets in Excess of Liabilities, Net	6.95%
0.06% dated 09/30/09 maturing 10/01/09
(collateralized by Sovereign Agency			TOTAL NET ASSETS	100.00%
Issues; $813,000; 0.00% - 3.75%; dated
11/13/09 - 03/27/19)	797	797
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.03% dated 09/30/09 maturing 10/01/09
(collateralized by Sovereign Agency Issue;
$2,847,000; 0.00%; dated 02/26/10)	2,791	2,791
		9,250

TOTAL REPURCHASE AGREEMENTS	$ 9,250

Total Investments	$ 117,236
Other Assets in Excess of Liabilities, Net - 6.95%		8,760

TOTAL NET ASSETS - 100.00%	$ 125,996

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $5,153 or 4.09% of net assets.
(b)	Variable Rate. Rate shown is in effect at September 30, 2009.
(c) Security is Illiquid
(d)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $34 or 0.03% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 2,138
Unrealized Depreciation		(11,955)
Net Unrealized Appreciation (Depreciation)		(9,817)
Cost for federal income tax purposes		127,053
All dollar amounts are shown in thousands (000's)

		202

Schedule of Investments
Short-Term Income Account
September 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (85.62%)			BONDS (continued)
Aerospace & Defense (0.64%)			Diversified Banking Institutions (continued)
General Dynamics Corp			Citigroup Inc
1.80%, 7/15/2011	$ 400 $	402	5.50%, 8/27/2012	$ 400 $	412
			Goldman Sachs Group Inc/The
Agricultural Operations (1.66%)			5.25%, 10/15/2013	500	531
Cargill Inc			JP Morgan Chase & Co
5.20%, 1/22/2013 (a)	1,000	1,049	2.20%, 6/15/2012	1,000	1,017
			5.38%, 10/ 1/2012	750	807
Asset Backed Securities (1.02%)			Morgan Stanley
Green Tree Home Improvement Loan Trust			5.63%, 1/ 9/2012	500	530
7.45%, 9/15/2025 (b)	9	7	1.95%, 6/20/2012	500	505
Merrill Lynch First Franklin Mortgage Loan					5,081
Trust
0.95%, 10/25/2037 (c)	683	638	Diversified Financial Services (1.28%)
		645	General Electric Capital Corp
			5.72%, 8/22/2011	800	811
Brewery (0.89%)
Anheuser-Busch InBev Worldwide Inc			Diversified Manufacturing Operations (0.67%)
7.20%, 1/15/2014 (a)	500	563
			Honeywell International Inc
			4.25%, 3/ 1/2013	400	423
Cable/Satellite TV (0.85%)
Time Warner Cable Inc			Electric - Integrated (3.47%)
5.40%, 7/ 2/2012	500	534
			Commonwealth Edison Co
			5.40%, 12/15/2011	500	536
Cellular Telecommunications (0.41%)
America Movil SA de CV			Korea Electric Power Corp
5.50%, 3/ 1/2014	250	261	5.50%, 7/21/2014 (a)	750	784
			Virginia Electric and Power Co
Chemicals - Diversified (0.86%)			5.10%, 11/30/2012	800	867
EI Du Pont de Nemours & Co					2,187
5.00%, 7/15/2013	500	545	Enterprise Software & Services (0.66%)
			Oracle Corp
Commercial Banks (2.46%)			3.75%, 7/ 8/2014	400	416
Regions Bank/Birmingham AL
3.25%, 12/ 9/2011	500	520	Finance - Auto Loans (1.21%)
SunTrust Bank/Atlanta GA			American Honda Finance Corp
3.00%, 11/16/2011	1,000	1,035	4.63%, 4/ 2/2013 (a)	750	765
		1,555
Commercial Services - Finance (1.35%)			Finance - Commercial (0.55%)
Western Union Co/The			Caterpillar Financial Services Corp
5.40%, 11/17/2011	800	852	4.85%, 12/ 7/2012	325	345

Computers (1.26%)			Finance - Consumer Loans (1.33%)
Hewlett-Packard Co			John Deere Capital Corp
4.25%, 2/24/2012	750	792	4.95%, 12/17/2012	775	838

Consumer Products - Miscellaneous (0.17%)			Finance - Credit Card (1.26%)
Clorox Co			American Express Credit Corp
5.00%, 3/ 1/2013	100	106	5.88%, 5/ 2/2013	750	795

Diversified Banking Institutions (8.05%)			Finance - Investment Banker & Broker (0.80%)
Bank of America Corp			Jefferies Group Inc
6.25%, 4/15/2012	250	265	5.88%, 6/ 8/2014	500	507
2.10%, 4/30/2012	1,000	1,014

203

Schedule of Investments
Short-Term Income Account
September 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Finance - Mortgage Loan/Banker (11.04%)			Mortgage Backed Securities (continued)
Countrywide Financial Corp			CS First Boston Mortgage Securities Corp
5.80%, 6/ 7/2012	$ 250 $	264	6.00%, 12/25/2033	$ 255 $	218
Fannie Mae			Fannie Mae
2.00%, 1/ 9/2012	1,500	1,526	6.00%, 2/25/2031	1,578	1,669
1.88%, 4/20/2012	1,000	1,014	5.00%, 11/25/2035	349	370
4.88%, 5/18/2012	810	882	Freddie Mac
Freddie Mac			5.50%, 10/15/2027	577	593
4.75%, 11/ 3/2009	1,120	1,124	6.00%, 9/15/2029	738	778
5.75%, 1/15/2012	1,500	1,656	4.50%, 5/15/2030	714	726
1.75%, 6/15/2012	500	503	Ginnie Mae
		6,969	4.50%, 8/20/2032	226	234
			GSR Mortgage Loan Trust
Food - Miscellaneous/Diversified (0.86%)			6.00%, 6/25/2036	444	338
Kellogg Co			Lehman Mortgage Trust
5.13%, 12/ 3/2012	500	543	5.75%, 4/25/2036	814	779
			Residential Asset Securitization Trust
Industrial Gases (0.33%)			6.00%, 5/25/2036	516	317
Air Products & Chemicals Inc
4.15%, 2/ 1/2013	200	209	Residential Funding Mortgage Securities I
			5.50%, 9/25/2036	623	552
Life & Health Insurance (1.20%)			Wells Fargo Mortgage Backed Securities Trust
			5.50%, 5/25/2035	972	939
Prudential Financial Inc
3.63%, 9/17/2012	750	755	5.75%, 10/25/2036 (c)	490	490
					10,082
Manufactured Housing ABS Other (0.15%)			Multi-Line Insurance (1.24%)
Green Tree Financial Corp			Metropolitan Life Global Funding I
7.70%, 9/15/2026 (b)	65	46	5.13%, 6/10/2014 (a)	750	784
Mid-State Trust
8.33%, 4/ 1/2030 (b)	44	46	Multimedia (0.81%)
		92	Walt Disney Co/The
Medical - Biomedical/Gene (1.59%)			4.70%, 12/ 1/2012	475	512
Amgen Inc
4.00%, 11/18/2009	1,000	1,005	Non-Hazardous Waste Disposal (0.82%)
			Allied Waste North America Inc
Medical - Drugs (1.26%)			5.75%, 2/15/2011	500	519
Pfizer Inc
4.45%, 3/15/2012	750	797	Oil - Field Services (1.36%)
			Smith International Inc
Medical - HMO (0.66%)			8.63%, 3/15/2014	750	861
UnitedHealth Group Inc
4.88%, 2/15/2013	400	416	Oil Company - Exploration & Production (1.05%)
			Apache Corp
Mortgage Backed Securities (15.97%)			6.25%, 4/15/2012	600	662
Banc of America Funding Corp
5.75%, 3/25/2036	704	568	Property & Casualty Insurance (0.95%)
Banc of America Mortgage Securities Inc			Fidelity National Financial Inc
4.75%, 8/25/2033	360	360	7.30%, 8/15/2011	600	599
Chase Mortgage Finance Corp			Property Trust (1.22%)
5.50%, 5/25/2035	306	267
			WEA Finance LLC / WCI Finance LLC
Citicorp Mortgage Securities Inc			5.40%, 10/ 1/2012 (a)	750	770
4.50%, 9/25/2034 (c)	500	498
Countrywide Home Loan Mortgage Pass
Through Trust
5.50%, 10/25/2035	387	386

204

Schedule of Investments
Short-Term Income Account
September 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Quarrying (0.79%)			Transport - Services (0.68%)
Vulcan Materials Co			United Parcel Service Inc
5.60%, 11/30/2012	$ 475 $	501	4.50%, 1/15/2013	$ 400 $	429

Regional Banks (0.86%)			Water (1.25%)
Wells Fargo & Co			Veolia Environnement
4.38%, 1/31/2013	525	542	5.25%, 6/ 3/2013	750	786
			TOTAL BONDS	$ 54,040
Reinsurance (0.83%)
Berkshire Hathaway Finance Corp			U.S. GOVERNMENT & GOVERNMENT AGENCY
4.00%, 4/15/2012	500	524	OBLIGATIONS (7.23%)
			Federal Home Loan Mortgage Corporation
			(FHLMC) (0.15%)
REITS - Apartments (1.16%)			9.50%, 8/ 1/2016	4	5
ERP Operating LP			6.00%, 5/ 1/2017	82	88
5.50%, 10/ 1/2012	700	732
			3.85%, 11/ 1/2021 (c)	4	4
REITS - Diversified (0.79%)					97
Duke Realty LP			Federal National Mortgage Association (FNMA) (0.25%)
6.25%, 5/15/2013	500	496	6.50%, 1/ 1/2014	21	22
			6.50%, 1/ 1/2014	23	25
REITS - Healthcare (1.93%)			8.50%, 11/ 1/2017	7	8
Health Care REIT Inc
6.00%, 11/15/2013	400	393	5.36%, 1/ 1/2019 (c)	2	1
Nationwide Health Properties Inc			5.61%, 4/ 1/2019 (c)	3	3
6.50%, 7/15/2011	800	824	5.05%, 11/ 1/2022 (c)	1	1
		1,217	8.00%, 5/ 1/2027	65	71
			4.40%, 11/ 1/2032 (c)	20	20
REITS - Regional Malls (0.83%)
			4.56%, 11/ 1/2035 (c)	7	7
Simon Property Group LP
5.60%, 9/ 1/2011	500	520			158
			Government National Mortgage Association
Rental - Auto & Equipment (0.82%)			(GNMA) (0.17%)
Erac USA Finance Co			8.00%, 8/15/2012	1	1
5.80%, 10/15/2012 (a)	500	519	11.00%, 12/15/2015	3	4
			11.00%, 12/15/2015	2	2
Retail - Discount (0.81%)			10.00%, 2/15/2018	7	7
Wal-Mart Stores Inc			10.00%, 9/15/2018	4	5
3.20%, 5/15/2014	500	511
			10.00%, 9/15/2018	5	5
Savings & Loans - Thrifts (0.00%)			10.00%, 2/15/2019	32	35
Washington Mutual Bank / Henderson NV			10.00%, 5/15/2020	15	17
0.00%, 1/15/2013 (d)	200	1	10.00%, 6/15/2020	10	11
			9.00%, 12/15/2020	7	8
Steel - Producers (1.93%)			10.00%, 12/15/2020	1	2
Nucor Corp			10.00%, 2/15/2025	5	6
5.00%, 12/ 1/2012	1,125	1,217	10.00%, 4/15/2025	1	2
			9.00%, 4/20/2025	1	2
Telephone - Integrated (0.80%)
AT&T Inc					107
4.95%, 1/15/2013	475	506	U.S. Treasury (6.66%)
			3.13%, 11/30/2009 (e)	120	121
Textile - Home Furnishings (0.78%)			1.13%, 12/15/2011	1,000	1,001
Mohawk Industries Inc			1.38%, 5/15/2012	1,000	1,003
7.20%, 4/15/2012	475	492
			4.75%, 5/31/2012	1,000	1,091

205

Schedule of Investments
Short-Term Income Account
September 30, 2009 (unaudited)

			Unrealized Appreciation (Depreciation)
	Principal		The net federal income tax unrealized appreciation (depreciation) and federal tax cost
	Amount	Value	of investments held by the account as of the period end were as follows:
	(000's)	(000's)
U.S. GOVERNMENT & GOVERNMENT AGENCY			Unrealized Appreciation	$ 1,539
OBLIGATIONS (continued)			Unrealized Depreciation	(927)
U.S. Treasury (continued)			Net Unrealized Appreciation (Depreciation)	612
1.75%, 1/31/2014	$ 1,000 $	987	Cost for federal income tax purposes	62,009
		4,203	All dollar amounts are shown in thousands (000's)

TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS	$ 4,565		Portfolio Summary (unaudited)

REPURCHASE AGREEMENTS (6.36%)			Sector	Percent
Diversified Banking Institutions (6.36%)			Financial	34.72%
Investment in Joint Trading Account; Bank			Government	17.28%
of America Repurchase Agreement; 0.03%			Mortgage Securities	16.55%
dated 09/30/09 maturing 10/01/09			Consumer, Non-cyclical	9.27%
(collateralized by Sovereign Agency			Utilities	4.71%
			Basic Materials	3.92%
Issues; $1,271,000; 0.00% - 5.70%; dated			Communications	2.87%
11/13/09 - 11/19/24)	$ 1,246 $	1,246	Industrial	2.81%
Investment in Joint Trading Account; Credit			Energy	2.41%
Suisse Repurchase Agreement; 0.03%			Technology	1.91%
dated 09/30/09 maturing 10/01/09			Consumer, Cyclical	1.59%
(collateralized by US Treasury Notes;			Asset Backed Securities	1.17%
$1,236,000; 0.88%; dated 12/31/10 -			Other Assets in Excess of Liabilities, Net	0.79%
03/31/11)	1,212	1,212	TOTAL NET ASSETS	100.00%
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;			Other Assets Summary (unaudited)
0.06% dated 09/30/09 maturing 10/01/09			Asset Type	Percent
(collateralized by Sovereign Agency
Issues; $353,000; 0.00% - 3.75%; dated			Futures	5.52%
11/13/09 - 03/27/19)	346	346
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.03% dated 09/30/09 maturing 10/01/09
(collateralized by Sovereign Agency Issue;
$1,236,000; 0.00%; dated 02/26/10)	1,212	1,212
		4,016

TOTAL REPURCHASE AGREEMENTS	$ 4,016

Total Investments	$ 62,621
Other Assets in Excess of Liabilities, Net - 0.79%		497

TOTAL NET ASSETS - 100.00%	$ 63,118

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $5,234 or 8.29% of net assets.
(b) Security is Illiquid
(c)	Variable Rate. Rate shown is in effect at September 30, 2009.
(d) Non-Income Producing Security
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $75 or 0.12% of net assets.

		206

Schedule of Investments
Short-Term Income Account
September 30, 2009 (unaudited)

Futures Contracts
				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)
US 5 Year Note; December 2009	Sell	30	$ 3,442	$ 3,483	$ (41)
All dollar amounts are shown in thousands (000's)

207

Schedule of Investments
SmallCap Blend Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (96.71%)			COMMON STOCKS (continued)
Aerospace & Defense (1.88%)			Chemicals - Diversified (0.27%)
Esterline Technologies Corp (a)	9,175 $	360	Innophos Holdings Inc	7,520 $	139
Teledyne Technologies Inc (a)	5,759	207
TransDigm Group Inc (a)	7,925	395	Chemicals - Specialty (0.75%)
		962	HB Fuller Co	4,920	103
			Sensient Technologies Corp	5,750	160
Aerospace & Defense Equipment (0.82%)			Stepan Co	1,970	118
Moog Inc (a)	4,710	139			381
Triumph Group Inc	5,830	280
		419	Circuit Boards (0.49%)
			Multi-Fineline Electronix Inc (a)	2,700	78
Airlines (0.31%)			TTM Technologies Inc (a)	15,010	172
Allegiant Travel Co (a)	4,110	157			250
Apparel Manufacturers (0.60%)			Commercial Banks (5.33%)
True Religion Apparel Inc (a)	11,770	305	Banco Latinoamericano de Comercio
			Exterior SA	15,160	216
Applications Software (0.84%)			Bank of Hawaii Corp	7,991	332
Actuate Corp (a)	14,450	84	Bank of the Ozarks Inc	6,960	185
Quest Software Inc (a)	20,490	345	City Holding Co	6,110	182
		429	Community Bank System Inc	10,410	190
Auto/Truck Parts & Equipment - Replacement (0.06%)			First Bancorp/Troy NC	3,400	61
Dorman Products Inc (a)	2,137	32	FirstMerit Corp	15,300	291
			Iberiabank Corp	3,010	137
B2B - E-Commerce (0.21%)			Independent Bank Corp/Rockland MA	5,210	115
i2 Technologies Inc (a)	6,670	107	NBT Bancorp Inc	7,860	177
			Prosperity Bancshares Inc	10,100	351
Batteries & Battery Systems (0.39%)			Renasant Corp	5,020	75
EnerSys (a)	9,050	200	Republic Bancorp Inc/KY	3,100	62
			Smithtown Bancorp Inc	7,850	91
Beverages - Wine & Spirits (0.53%)			Tompkins Financial Corp	2,060	90
Central European Distribution Corp (a)	8,242	270
			Trustmark Corp	7,620	145
Building - Heavy Construction (0.72%)			United Bankshares Inc	1,109	22
Granite Construction Inc	3,730	116			2,722
Orion Marine Group Inc (a)	7,650	157	Commercial Services (1.26%)
Sterling Construction Co Inc (a)	5,210	93	First Advantage Corp (a)	739	14
		366	Healthcare Services Group Inc	6,200	114
Building - Maintenance & Service (0.41%)			PHH Corp (a)	18,266	362
ABM Industries Inc	9,960	210	Steiner Leisure Ltd (a)	4,360	156
					646
Building & Construction - Miscellaneous (0.35%)			Commercial Services - Finance (0.66%)
Insituform Technologies Inc (a)	9,460	181	CBIZ Inc (a)	19,180	143
			Global Cash Access Holdings Inc (a)	26,690	195
Building & Construction Products -
Miscellaneous (0.17%)					338
Louisiana-Pacific Corp (a)	13,120	87	Communications Software (0.11%)
			Seachange International Inc (a)	7,380	55
Casino Services (0.74%)
Bally Technologies Inc (a)	9,860	378	Computer Services (0.75%)
			CACI International Inc (a)	2,790	132
Cellular Telecommunications (0.26%)
			Insight Enterprises Inc (a)	10,910	133
Syniverse Holdings Inc (a)	7,530	132

208

Schedule of Investments
SmallCap Blend Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Computer Services (continued)			Diversified Manufacturing Operations
SYKES Enterprises Inc (a)	5,580 $	116	(continued)
		381	GP Strategies Corp (a)	9,000 $	67
			Koppers Holdings Inc	14,247	423
Computers - Integrated Systems (0.48%)					1,587
Jack Henry & Associates Inc	7,390	173
Super Micro Computer Inc (a)	8,520	72	Diversified Operations (0.18%)
		245	Compass Diversified Holdings	9,000	94
Computers - Peripheral Equipment (0.05%)			Electric - Integrated (1.91%)
Rimage Corp (a)	1,459	25	Avista Corp	17,920	362
			IDACORP Inc	5,190	150
Consulting Services (0.53%)			NorthWestern Corp	10,470	256
FTI Consulting Inc (a)	1,910	82	Portland General Electric Co	10,605	209
ICF International Inc (a)	2,240	68			977
Watson Wyatt Worldwide Inc	2,760	120
		270	Electronic Components - Miscellaneous (1.11%)
			Benchmark Electronics Inc (a)	17,700	319
Consumer Products - Miscellaneous (1.15%)			CTS Corp	13,240	123
American Greetings Corp	12,410	277	LaBarge Inc (a)	5,510	62
Central Garden and Pet Co - A Shares (a)	14,560	159	OSI Systems Inc (a)	3,500	64
Tupperware Brands Corp	3,830	153			568
		589
			Electronic Components - Semiconductors (2.44%)
Containers - Metal & Glass (0.78%)			IXYS Corp	13,220	113
Bway Holding Co (a)	6,050	112	Kopin Corp (a)	20,660	99
Silgan Holdings Inc	5,390	284	Microsemi Corp (a)	9,890	156
		396	PMC - Sierra Inc (a)	21,030	201
Containers - Paper & Plastic (0.78%)			Silicon Laboratories Inc (a)	5,030	233
Rock-Tenn Co	8,490	400	Skyworks Solutions Inc (a)	33,520	444
					1,246
Cosmetics & Toiletries (0.35%)
Chattem Inc (a)	2,720	181	Electronic Design Automation (0.11%)
			Cogo Group Inc (a)	8,820	54
Data Processing & Management (0.17%)
CSG Systems International Inc (a)	5,300	85	Electronic Security Devices (0.46%)
			American Science & Engineering Inc	3,430	233
Diagnostic Equipment (0.69%)
Immucor Inc (a)	19,990	354	E-Marketing & Information (0.60%)
			Digital River Inc (a)	7,580	306
Disposable Medical Products (0.31%)
Merit Medical Systems Inc (a)	9,140	158	Engineering - Research & Development Services (0.86%)
			EMCOR Group Inc (a)	14,372	364
Distribution & Wholesale (0.50%)			Exponent Inc (a)	2,640	74
Beacon Roofing Supply Inc (a)	11,910	190			438
Core-Mark Holding Co Inc (a)	2,190	63	Engines - Internal Combustion (0.56%)
		253	Briggs & Stratton Corp	14,720	286
Diversified Manufacturing Operations (3.11%)
Actuant Corp	11,230	180	Enterprise Software & Services (2.38%)
Ameron International Corp	1,560	109	Ariba Inc (a)	15,050	175
AO Smith Corp	4,390	167	Informatica Corp (a)	12,240	276
AZZ Inc (a)	8,080	325	JDA Software Group Inc (a)	4,721	104
Brink's Co/The	5,130	138	Mantech International Corp (a)	3,890	183
ESCO Technologies Inc (a)	4,510	178	Sybase Inc (a)	4,810	187

209

Schedule of Investments
SmallCap Blend Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Enterprise Software & Services (continued)			Human Resources (0.62%)
SYNNEX Corp (a)	9,560 $	291	Emergency Medical Services Corp (a)	6,350 $		295
		1,216	Kenexa Corp (a)	1,590		22
Environmental Consulting & Engineering (0.32%)						317
Tetra Tech Inc (a)	6,120	162	Instruments - Scientific (0.65%)
			FEI Co (a)	13,390		330
E-Services - Consulting (0.31%)
Perficient Inc (a)	8,290	69	Insurance Brokers (0.21%)
Websense Inc (a)	5,430	91	eHealth Inc (a)	3,850		56
		160	Life Partners Holdings Inc	2,770		49
Finance - Consumer Loans (0.12%)						105
Encore Capital Group Inc (a)	4,570	61	Internet Application Software (0.34%)
			S1 Corp (a)	27,940		173
Finance - Investment Banker & Broker (1.32%)
E*Trade Financial Corp (a)	64,510	113	Internet Infrastructure Equipment (0.61%)
Evercore Partners Inc - Class A	4,452	130	Avocent Corp (a)	15,430		313
Knight Capital Group Inc (a)	10,700	233
SWS Group Inc	13,730	197	Internet Infrastructure Software (0.91%)
		673	AsiaInfo Holdings Inc (a)	9,750		195
			TIBCO Software Inc (a)	28,410		269
Finance - Leasing Company (0.21%)						464
Financial Federal Corp	4,413	109
			Internet Security (0.40%)
Food - Canned (0.51%)			Blue Coat Systems Inc (a)	9,050		204
Seneca Foods Corp (a)	2,530	69
TreeHouse Foods Inc (a)	5,380	192	Internet Telephony (0.36%)
		261	j2 Global Communications Inc (a)	7,930		182

Food - Miscellaneous/Diversified (0.90%)			Intimate Apparel (0.79%)
American Italian Pasta Co (a)	7,310	199	Warnaco Group Inc/The (a)	9,186		403
Diamond Foods Inc	4,620	147
Lancaster Colony Corp	2,230	114	Investment Companies (0.97%)
		460	Ares Capital Corp	21,710		239
			Fifth Street Finance Corp	4,017		44
Food - Wholesale & Distribution (0.22%)
Fresh Del Monte Produce Inc (a)	5,010	113	Hercules Technology Growth Capital Inc	16,977		167
			PennantPark Investment Corp	5,538		45
Footwear & Related Apparel (0.80%)						495
Iconix Brand Group Inc (a)	16,680	208	Investment Management & Advisory Services (0.13%)
Steven Madden Ltd (a)	5,476	202	Calamos Asset Management Inc	5,150		67
		410
Gambling (Non-Hotel) (0.25%)			Lasers - Systems & Components (0.36%)
Isle of Capri Casinos Inc (a)	10,847	128	Rofin-Sinar Technologies Inc (a)	7,920		182

Gas - Distribution (1.27%)			Life & Health Insurance (0.83%)
Northwest Natural Gas Co	7,420	309	Delphi Financial Group Inc	12,260		277
South Jersey Industries Inc	5,637	199	StanCorp Financial Group Inc	3,590		145
WGL Holdings Inc	4,210	140				422
		648	Machinery - Construction & Mining (0.14%)
			Astec Industries Inc (a)	2,780		71
Home Furnishings (0.58%)
Tempur-Pedic International Inc	15,660	297

210

Schedule of Investments
SmallCap Blend Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Machinery - Electrical (0.61%)			Medical Laboratory & Testing Service (0.59%)
Regal-Beloit Corp	6,780 $	310	ICON PLC ADR (a)	12,240 $	300

Machinery - General Industry (1.47%)			Medical Products (1.11%)
Applied Industrial Technologies Inc	4,206	89	American Medical Systems Holdings Inc (a)	17,950	304
DXP Enterprises Inc (a)	5,550	62	Cantel Medical Corp (a)	9,620	145
Middleby Corp (a)	4,720	259	Orthofix International NV (a)	3,950	116
Wabtec Corp/DE	9,110	342			565
		752	Metal - Aluminum (0.17%)
Medical - Biomedical/Gene (3.99%)			Kaiser Aluminum Corp	2,390	87
Acorda Therapeutics Inc (a)	2,320	54
Affymax Inc (a)	3,380	81	Metal Processors & Fabrication (0.14%)
Arqule Inc (a)	10,970	50	LB Foster Co (a)	2,390	73
Bio-Rad Laboratories Inc (a)	1,950	179
			Metal Products - Distribution (0.15%)
Cubist Pharmaceuticals Inc (a)	10,597	214
			AM Castle & Co	7,840	78
Exelixis Inc (a)	36,430	232
Human Genome Sciences Inc (a)	42,690	803	Networking Products (1.45%)
Incyte Corp (a)	34,160	231	3Com Corp (a)	79,000	413
Vical Inc (a)	25,283	108	BigBand Networks Inc (a)	11,560	46
XOMA Ltd (a)	106,000	86	Polycom Inc (a)	10,570	283
		2,038			742
Medical - Drugs (0.94%)			Office Supplies & Forms (0.17%)
China Sky One Medical Inc (a)	3,430	45	Ennis Inc	5,290	85
Orexigen Therapeutics Inc (a)	18,100	178
PharMerica Corp (a)	8,280	154	Oil - Field Services (1.13%)
XenoPort Inc (a)	4,800	102	Helix Energy Solutions Group Inc (a)	23,130	347
		479	Hornbeck Offshore Services Inc (a)	8,460	233
Medical - Generic Drugs (0.63%)					580
Par Pharmaceutical Cos Inc (a)	5,610	121	Oil Company - Exploration & Production (2.43%)
Perrigo Co	5,970	203	Arena Resources Inc (a)	3,670	130
		324	Berry Petroleum Co	8,910	239
Medical - HMO (0.59%)			Concho Resources Inc/Midland TX (a)	5,290	192
Magellan Health Services Inc (a)	9,780	304	Mariner Energy Inc (a)	23,490	333
			Swift Energy Co (a)	14,647	347
Medical - Hospitals (0.45%)					1,241
Universal Health Services Inc	3,670	227	Oil Field Machinery & Equipment (0.39%)
			Dril-Quip Inc (a)	3,980	198
Medical - Nursing Homes (0.20%)
Ensign Group Inc/The	7,410	104	Oil Refining & Marketing (0.40%)
			CVR Energy Inc (a)	16,420	204
Medical - Outpatient & Home Medical Care (1.25%)
Amedisys Inc (a)	6,924	302	Paper & Related Products (0.16%)
Gentiva Health Services Inc (a)	4,820	121	Glatfelter	7,180	82
LHC Group Inc (a)	7,180	215
		638	Pastoral & Agricultural (0.31%)
Medical Instruments (0.71%)			AgFeed Industries Inc (a)	29,610	158
Genomic Health Inc (a)	7,120	155	Pharmacy Services (0.62%)
Kensey Nash Corp (a)	7,210	209	Catalyst Health Solutions Inc (a)	10,820	315
		364

211

Schedule of Investments
SmallCap Blend Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Physical Therapy & Rehabilitation Centers (0.60%)			Rental - Auto & Equipment (0.61%)
Psychiatric Solutions Inc (a)	5,240 $	140	Aaron's Inc	7,080 $	187
RehabCare Group Inc (a)	7,680	167	Rent-A-Center Inc/TX (a)	6,680	126
		307			313
Private Corrections (0.47%)			Research & Development (0.53%)
Cornell Cos Inc (a)	10,769	242	Parexel International Corp (a)	19,820	269

Property & Casualty Insurance (0.26%)			Retail - Apparel & Shoe (2.05%)
Amtrust Financial Services Inc	1,780	20	Aeropostale Inc (a)	5,560	242
Tower Group Inc	4,650	114	Dress Barn Inc (a)	11,250	202
		134	Genesco Inc (a)	7,790	188
Recreational Vehicles (0.29%)			JOS A Bank Clothiers Inc (a)	2,370	106
Polaris Industries Inc	3,620	148	Stage Stores Inc	10,590	137
			Wet Seal Inc/The (a)	45,627	172
Reinsurance (2.14%)					1,047
Argo Group International Holdings Ltd (a)	6,380	215	Retail - Appliances (0.16%)
Aspen Insurance Holdings Ltd	10,180	270	hhgregg Inc (a)	4,940	84
Flagstone Reinsurance Holdings Ltd	8,510	96
Max Capital Group Ltd	2,760	59	Retail - Automobile (0.33%)
Platinum Underwriters Holdings Ltd	9,380	336	Asbury Automotive Group Inc	13,300	169
Validus Holdings Ltd	4,500	116
		1,092	Retail - Discount (0.64%)
			99 Cents Only Stores (a)	18,400	248
REITS - Apartments (0.37%)			Citi Trends Inc (a)	2,820	80
Essex Property Trust Inc	2,380	189			328
REITS - Healthcare (0.13%)			Retail - Fabric Store (0.58%)
Universal Health Realty Income Trust	2,100	68	Jo-Ann Stores Inc (a)	11,030	296

REITS - Mortgage (1.59%)			Retail - Gardening Products (0.30%)
Capstead Mortgage Corp	7,770	108	Tractor Supply Co (a)	3,180	154
Chimera Investment Corp	49,803	190
MFA Mortgage Investments Inc	55,470	442	Retail - Hair Salons (0.26%)
NorthStar Realty Finance Corp	20,650	72	Regis Corp	8,550	132
		812
			Retail - Home Furnishings (0.05%)
REITS - Office Property (0.80%)			Pier 1 Imports Inc (a)	7,260	28
Alexandria Real Estate Equities Inc	5,950	323
Kilroy Realty Corp	3,010	84	Retail - Pawn Shops (0.41%)
		407	Cash America International Inc	6,920	209

REITS - Regional Malls (0.59%)			Retail - Perfume & Cosmetics (0.28%)
CBL & Associates Properties Inc	31,180	302	Sally Beauty Holdings Inc (a)	20,280	144

REITS - Shopping Centers (0.76%)			Retail - Petroleum Products (0.41%)
Inland Real Estate Corp	22,940	201	World Fuel Services Corp	4,330	208
Saul Centers Inc	3,740	120
Urstadt Biddle Properties Inc	4,579	67	Retail - Restaurants (0.96%)
		388	CKE Restaurants Inc	14,574	153
REITS - Single Tenant (0.15%)			Einstein Noah Restaurant Group Inc (a)	3,843	46
Getty Realty Corp	3,190	78	PF Chang's China Bistro Inc (a)	5,730	195

212

Schedule of Investments
SmallCap Blend Account
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Restaurants (continued)			Transactional Software (continued)
Ruby Tuesday Inc (a)	11,430 $	96	Solera Holdings Inc	7,120 $	221
		490			311
Savings & Loans - Thrifts (0.89%)			Transport - Air Freight (0.53%)
ESSA Bancorp Inc	6,450	85	Atlas Air Worldwide Holdings Inc (a)	8,420	269
First Financial Holdings Inc	3,520	56
Flushing Financial Corp	8,108	93	Transport - Equipment & Leasing (0.17%)
OceanFirst Financial Corp	6,140	71	TAL International Group Inc	6,270	89
Provident Financial Services Inc	7,870	81
			Transport - Marine (0.09%)
United Financial Bancorp Inc	5,840	68
			Overseas Shipholding Group Inc	1,170	44
		454
Schools (0.85%)			Transport - Services (0.46%)
American Public Education Inc (a)	5,180	180	HUB Group Inc (a)	10,316	236
Capella Education Co (a)	2,240	151
Grand Canyon Education Inc (a)	5,760	102	Transport - Truck (0.30%)
		433	Heartland Express Inc	5,920	85
			Marten Transport Ltd (a)	3,940	67
Semiconductor Component - Integrated Circuits (1.12%)					152
Hittite Microwave Corp (a)	5,820	214
Integrated Device Technology Inc (a)	32,210	218	Web Portals (0.52%)
Micrel Inc	9,220	75	Earthlink Inc	31,770	267
Pericom Semiconductor Corp (a)	6,580	64	Wire & Cable Products (0.12%)
		571	Fushi Copperweld Inc (a)	7,330	62
Semiconductor Equipment (0.61%)			TOTAL COMMON STOCKS	$ 49,390
Entegris Inc (a)	44,040	218		Principal
Ultratech Inc (a)	6,890	91		Amount	Value
		309		(000's)	(000's)
Telecommunication Equipment (0.83%)			REPURCHASE AGREEMENTS (2.68%)
Anaren Inc (a)	4,380	75	Diversified Banking Institutions (2.68%)
Arris Group Inc (a)	12,550	163	Investment in Joint Trading Account; Bank
Comtech Telecommunications Corp (a)	3,822	127	of America Repurchase Agreement; 0.03%
			dated 09/30/09 maturing 10/01/09
Symmetricom Inc (a)	11,580	60	(collateralized by Sovereign Agency
		425	Issues; $433,000; 0.00% - 5.70%; dated
Telecommunication Services (1.16%)			11/13/09 - 11/19/24)	$ 425 $	425
			Investment in Joint Trading Account; Credit
Consolidated Communications Holdings Inc	12,940	207	Suisse Repurchase Agreement; 0.03%
MasTec Inc (a)	7,900	96	dated 09/30/09 maturing 10/01/09
NTELOS Holdings Corp	8,410	149	(collateralized by US Treasury Notes;
Premiere Global Services Inc (a)	16,660	138	$421,000; 0.88%; dated 12/31/10 -
			03/31/11)	413	413
		590
			Investment in Joint Trading Account;
Theaters (0.23%)			Deutsche Bank Repurchase Agreement;
National CineMedia Inc	6,990	119	0.06% dated 09/30/09 maturing 10/01/09
			(collateralized by Sovereign Agency
			Issues; $120,000; 0.00% - 3.75%; dated
Therapeutics (0.89%)			11/13/09 - 03/27/19)	118	118
Allos Therapeutics Inc (a)	16,220	118
Isis Pharmaceuticals Inc (a)	10,300	150
Vivus Inc (a)	17,920	187
		455
Transactional Software (0.61%)
ACI Worldwide Inc (a)	5,940	90

213

		Schedule of Investments
		SmallCap Blend Account
		September 30, 2009 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)
REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.03% dated 09/30/09 maturing 10/01/09
(collateralized by Sovereign Agency Issue;
$421,000; 0.00%; dated 02/26/10)	$ 413 $	413
		1,369
TOTAL REPURCHASE AGREEMENTS	$ 1,369
Total Investments	$ 50,759
Other Assets in Excess of Liabilities, Net - 0.61%		310
TOTAL NET ASSETS - 100.00%	$ 51,069

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 9,019
Unrealized Depreciation		(2,663)
Net Unrealized Appreciation (Depreciation)		6,356
Cost for federal income tax purposes		44,403
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		23.67%
Financial		19.48%
Industrial		17.98%
Consumer, Cyclical		11.59%
Technology		9.65%
Communications		7.96%
Energy		4.35%
Utilities		3.18%
Basic Materials		1.35%
Diversified		0.18%
Other Assets in Excess of Liabilities, Net		0.61%
TOTAL NET ASSETS		100.00%
Other Assets Summary (unaudited)
Asset Type		Percent
Futures		1.06%

		Futures Contracts
					Current	Unrealized
				Original	Market	Appreciation/
Type		Buy/Sell	Contracts	Value	Value	(Depreciation)
Russell 2000 Mini; December 2009		Buy	9	$ 524	$ 542	$ 18
All dollar amounts are shown in thousands (000's)

214

Schedule of Investments
SmallCap Growth Account II
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (95.57%)			COMMON STOCKS (continued)
Advanced Materials & Products (0.04%)			Apparel Manufacturers (continued)
Hexcel Corp (a)	2,689 $	31	Volcom Inc (a)	841 $	14
					325
Advertising Services (0.01%)
inVentiv Health Inc (a)	529	9	Applications Software (1.73%)
			Actuate Corp (a)	2,180	13
Aerospace & Defense (0.08%)			American Reprographics Co (a)	977	9
Aerovironment Inc (a)	330	9	China Information Security Technology Inc	1,167	7
Cubic Corp	463	18	(a)
Esterline Technologies Corp (a)	288	12	China TransInfo Technology Corp (a)	28,006	265
National Presto Industries Inc	136	12	Deltek Inc (a)	599	5
Teledyne Technologies Inc (a)	363	13	Ebix Inc (a)	13,609	753
		64	EPIQ Systems Inc (a)	15,460	224
			OpenTV Corp (a)	1,629	2
Aerospace & Defense Equipment (0.13%)			Progress Software Corp (a)	1,036	24
AAR Corp (a)	153	3	Quest Software Inc (a)	320	5
Argon ST Inc (a)	552	10			1,307
Astronics Corp (a)	325	3
GenCorp Inc (a)	2,618	14	Auction House & Art Dealer (0.04%)
Heico Corp	617	27	Sotheby's	1,621	28
Kaman Corp	582	13	Audio & Video Products (0.07%)
Orbital Sciences Corp (a)	1,710	26	DTS Inc/CA (a)	444	12
		96	TiVo Inc (a)	3,298	34
Agricultural Chemicals (0.01%)			Universal Electronics Inc (a)	447	9
China Green Agriculture Inc (a)	437	5			55

Agricultural Operations (0.02%)			Auto - Medium & Heavy Duty Trucks (0.02%)
Cadiz Inc (a)	551	7	Force Protection Inc (a)	2,134	12
Tejon Ranch Co (a)	277	7	Auto Repair Centers (0.02%)
		14	Monro Muffler Brake Inc	463	15
Air Pollution Control Equipment (0.01%)
Met-Pro Corp	560	5	Auto/Truck Parts & Equipment - Original (1.20%)
			Fuel Systems Solutions Inc (a)	328	12
Airlines (0.48%)			Westport Innovations Inc (a)	26,154	332
Airtran Holdings Inc (a)	46,896	293	Wonder Auto Technology Inc (a)	47,233	567
Allegiant Travel Co (a)	462	18			911
Hawaiian Holdings Inc (a)	1,475	12	Auto/Truck Parts & Equipment - Replacement (0.02%)
Republic Airways Holdings Inc (a)	336	3	ATC Technology Corp/IL (a)	602	12
UAL Corp (a)	3,793	35	Dorman Products Inc (a)	84	1
		361	Standard Motor Products Inc	366	6
Alternative Waste Tech (0.78%)					19
Calgon Carbon Corp (a)	30,128	447	B2B - E-Commerce (0.01%)
Darling International Inc (a)	19,292	142	i2 Technologies Inc (a)	605	10
		589
Apparel Manufacturers (0.43%)			Batteries & Battery Systems (0.03%)
Carter's Inc (a)	1,337	36	Advanced Battery Technologies Inc (a)	2,300	10
Maidenform Brands Inc (a)	13,897	223	Ener1 Inc (a)	1,347	9
Oxford Industries Inc	381	7			19
True Religion Apparel Inc (a)	706	18	Beverages - Non-Alcoholic (0.02%)
Under Armour Inc (a)	964	27	Coca-Cola Bottling Co Consolidated	182	9

215

Schedule of Investments
SmallCap Growth Account II
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Beverages - Non-Alcoholic (continued)			Casino Services (continued)
National Beverage Corp (a)	260 $	3	Shuffle Master Inc (a)	43,146 $		407
		12				468
Brewery (0.01%)			Cellular Telecommunications (0.07%)
Boston Beer Co Inc (a)	226	8	Centennial Communications Corp (a)	2,546		20
			Syniverse Holdings Inc (a)	1,763		31
Broadcasting Services & Programming (0.52%)			Virgin Mobile USA Inc (a)	627		3
CKX Inc (a)	1,648	11				54
DG FastChannel Inc (a)	11,372	238
Outdoor Channel Holdings Inc (a)	20,796	136	Chemicals - Plastics (0.01%)
World Wrestling Entertainment Inc	743	11	PolyOne Corp (a)	729		5
		396	Chemicals - Specialty (0.12%)
Building - Heavy Construction (0.03%)			Balchem Corp	538		14
Granite Construction Inc	222	7	Hawkins Inc	350		8
Orion Marine Group Inc (a)	811	16	NewMarket Corp	286		26
Sterling Construction Co Inc (a)	51	1	Omnova Solutions Inc (a)	1,874		12
		24	Stepan Co	195		12
Building - Maintenance & Service (0.05%)			WR Grace & Co (a)	551		12
ABM Industries Inc	486	10	Zep Inc	596		10
Rollins Inc	1,342	26				94
		36	Circuit Boards (0.03%)
Building - Residential & Commercial (0.04%)			Multi-Fineline Electronix Inc (a)	457		13
Hovnanian Enterprises Inc (a)	8,780	34	Park Electrochemical Corp	393		10
						23
Building & Construction - Miscellaneous (0.58%)			Coal (0.02%)
Layne Christensen Co (a)	8,062	258	James River Coal Co (a)	811		15
MYR Group Inc/Delaware (a)	8,413	178	Westmoreland Coal Co (a)	95		1
		436				16
Building & Construction Products -			Coffee (0.02%)
Miscellaneous (0.04%)
Quanex Building Products Corp	579	8	Farmer Bros Co	123		3
Simpson Manufacturing Co Inc	782	20	Peet's Coffee & Tea Inc (a)	338		9
		28				12
Building Products - Air & Heating (0.01%)			Commercial Banks (2.08%)
AAON Inc	552	11	Ames National Corp	152		4
			Arrow Financial Corp	278		8
Building Products - Cement & Aggregate (0.10%)			Bank of Marin Bancorp	170		5
Eagle Materials Inc	2,600	74	Bank of the Ozarks Inc	38		1
			Bridge Bancorp Inc	216		5
Building Products - Doors & Windows (0.00%)			Bryn Mawr Bank Corp	56		1
Apogee Enterprises Inc	98	1	Cardinal Financial Corp	663		5
			Cass Information Systems Inc	364		11
Cable/Satellite TV (0.01%)			City Holding Co	66		2
LodgeNet Interactive Corp (a)	588	4	CNB Financial Corp/PA	173		3
Casino Hotels (0.01%)			First Financial Bankshares Inc	318		16
Ameristar Casinos Inc	664	10	Hancock Holding Co	153		6
			Metro Bancorp Inc (a)	50		1
Casino Services (0.62%)			Orrstown Financial Services Inc	100		4
Bally Technologies Inc (a)	1,600	61	Park National Corp	28		2

216

Schedule of Investments
SmallCap Growth Account II
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Banks (continued)			Commercial Services - Finance (continued)
Peapack Gladstone Financial Corp	3 $	-	Wright Express Corp (a)	1,125 $		33
Penns Woods Bancorp Inc	111	4				394
PrivateBancorp Inc	16,526	404	Communications Software (0.05%)
Prosperity Bancshares Inc	9,555	332	Digi International Inc (a)	423		4
Republic Bancorp Inc/KY	41	1	DivX Inc (a)	1,048		6
Signature Bank/New York NY (a)	5,730	166	Seachange International Inc (a)	801		6
Southside Bancshares Inc	138	3	Smith Micro Software Inc (a)	876		11
Suffolk Bancorp	313	9	SolarWinds Inc (a)	516		11
SY Bancorp Inc	218	5				38
Texas Capital Bancshares Inc (a)	16,516	278
Tompkins Financial Corp	145	6	Computer Aided Design (0.78%)
Trustco Bank Corp NY	1,429	9	ANSYS Inc (a)	14,649		549
Westamerica Bancorporation	474	25	Parametric Technology Corp (a)	3,018		42
Western Alliance Bancorp (a)	41,373	261				591
Wilshire Bancorp Inc	55	-	Computer Services (0.15%)
		1,577	CACI International Inc (a)	157		7
Commercial Services (0.57%)			Computer Task Group Inc (a)	408		3
Arbitron Inc	687	14	iGate Corp	1,072		9
CoStar Group Inc (a)	499	20	Insight Enterprises Inc (a)	279		3
DynCorp International Inc (a)	157	3	Manhattan Associates Inc (a)	712		14
ExlService Holdings Inc (a)	3,748	56	Perot Systems Corp (a)	534		16
Healthcare Services Group Inc	1,340	25	SRA International Inc (a)	524		11
HMS Holdings Corp (a)	6,362	243	SYKES Enterprises Inc (a)	1,038		22
ICT Group Inc (a)	387	4	Syntel Inc	367		18
National Research Corp	78	2	Unisys Corp (a)	954		3
Pre-Paid Legal Services Inc	210	11	Virtusa Corp (a)	473		5
Providence Service Corp/The (a)	498	6				111
Standard Parking Corp (a)	67	1	Computer Software (0.11%)
Steiner Leisure Ltd (a)	349	12	Accelrys Inc (a)	1,347		8
Team Inc (a)	481	8	Blackbaud Inc	1,194		28
TeleTech Holdings Inc (a)	926	16	Double-Take Software Inc (a)	761		8
Ticketmaster Entertainment Inc (a)	1,101	13	Omniture Inc (a)	1,711		36
		434				80
Commercial Services - Finance (0.52%)			Computers (0.07%)
Advance America Cash Advance Centers Inc	1,947	11	Palm Inc (a)	3,060		53
Asset Acceptance Capital Corp (a)	303	2
Cardtronics Inc (a)	447	3	Computers - Integrated Systems (1.56%)
CBIZ Inc (a)	1,325	10	Cray Inc (a)	1,161		10
Coinstar Inc (a)	6,083	201	Echelon Corp (a)	599		8
Deluxe Corp	869	15	Jack Henry & Associates Inc	2,519		59
Dollar Financial Corp (a)	604	10	Maxwell Technologies Inc (a)	585		11
Euronet Worldwide Inc (a)	1,282	31	Micros Systems Inc (a)	12,652		382
Global Cash Access Holdings Inc (a)	1,513	11	MTS Systems Corp	82		2
Heartland Payment Systems Inc	1,071	15	NCI Inc (a)	8,184		235
Net 1 UEPS Technologies Inc (a)	1,087	23	Netscout Systems Inc (a)	985		13
Riskmetrics Group Inc (a)	550	8	Radiant Systems Inc (a)	20,302		218
TNS Inc (a)	779	21	Radisys Corp (a)	1,066		9
			Riverbed Technology Inc (a)	9,914		218
			Stratasys Inc (a)	525		9

217

Schedule of Investments
SmallCap Growth Account II
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Computers - Integrated Systems (continued)			Data Processing & Management (0.36%)
Super Micro Computer Inc (a)	768 $	6	Acxiom Corp	1,688 $		16
		1,180	CommVault Systems Inc (a)	1,263		26
Computers - Memory Devices (0.26%)			CSG Systems International Inc (a)	641		10
Imation Corp	137	2	FalconStor Software Inc (a)	39,273		195
Netezza Corp (a)	1,430	16	infoGROUP Inc	891		6
Quantum Corp (a)	9,468	12	Innodata Isogen Inc (a)	914		8
STEC Inc (a)	5,759	169	Pegasystems Inc	419		15
		199				276
Computers - Peripheral Equipment (0.05%)			Decision Support Software (0.66%)
Compellent Technologies Inc (a)	747	14	GSE Systems Inc (a)	710		5
Synaptics Inc (a)	923	23	Interactive Intelligence Inc (a)	24,653		471
		37	SPSS Inc (a)	544		27
						503
Consulting Services (0.29%)
Advisory Board Co/The (a)	467	12	Dental Supplies & Equipment (0.29%)
Corporate Executive Board Co	1,017	25	Align Technology Inc (a)	1,721		24
CRA International Inc (a)	408	11	Sirona Dental Systems Inc (a)	6,608		197
Forrester Research Inc (a)	398	11				221
Gartner Inc (a)	1,793	33	Diagnostic Equipment (0.54%)
Hackett Group Inc/The (a)	901	3	Affymetrix Inc (a)	27,348		240
Hill International Inc (a)	979	7	Cepheid Inc (a)	9,582		127
Huron Consulting Group Inc (a)	655	17	Hansen Medical Inc (a)	1,005		4
ICF International Inc (a)	386	12	Immucor Inc (a)	2,045		36
MAXIMUS Inc	415	19				407
Navigant Consulting Inc (a)	1,489	20	Diagnostic Kits (0.33%)
Watson Wyatt Worldwide Inc	1,065	46	Meridian Bioscience Inc	1,179		30
		216	OraSure Technologies Inc (a)	2,162		6
Consumer Products - Miscellaneous (1.43%)			Quidel Corp (a)	12,949		210
Helen of Troy Ltd (a)	14,963	291				246
Jarden Corp	7,122	200	Direct Marketing (0.27%)
Tupperware Brands Corp	14,562	581	APAC Customer Services Inc (a)	33,913		200
WD-40 Co	327	9
		1,081	Disposable Medical Products (0.06%)
Containers - Metal & Glass (0.44%)			ICU Medical Inc (a)	361		13
Bway Holding Co (a)	33	1	Medical Action Industries Inc (a)	497		6
Greif Inc	5,582	307	Merit Medical Systems Inc (a)	807		14
Silgan Holdings Inc	407	21	Rochester Medical Corp (a)	426		5
		329	Utah Medical Products Inc	135		4
						42
Containers - Paper & Plastic (0.59%)
AEP Industries Inc (a)	243	10	Distribution & Wholesale (1.02%)
Rock-Tenn Co	9,243	435	Beacon Roofing Supply Inc (a)	1,099		17
		445	BMP Sunstone Corp (a)	1,410		6
			Brightpoint Inc (a)	1,509		13
Cosmetics & Toiletries (0.08%)			Chindex International Inc (a)	542		7
Bare Escentuals Inc (a)	1,821	22	Core-Mark Holding Co Inc (a)	128		4
Chattem Inc (a)	547	36	FGX International Holdings Ltd (a)	16,084		224
Inter Parfums Inc	121	1	Fossil Inc (a)	1,342		38
		59	Houston Wire & Cable Co	376		4

218

Schedule of Investments
SmallCap Growth Account II
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Distribution & Wholesale (continued)			E-Commerce - Services (continued)
MWI Veterinary Supply Inc (a)	5,716 $	228	Move Inc (a)	3,959 $	11
Owens & Minor Inc	3,595	163			16
Pool Corp	728	16	Educational Software (1.71%)
Rentrak Corp (a)	402	7	Blackboard Inc (a)	20,250	765
Scansource Inc (a)	71	2	PLATO Learning Inc (a)	29,403	127
School Specialty Inc (a)	302	7	Renaissance Learning Inc	306	3
Titan Machinery Inc (a)	532	7	SkillSoft PLC ADR (a)	41,136	395
Watsco Inc	567	31			1,290
		774
			Electric - Distribution (0.01%)
Diversified Manufacturing Operations (0.66%)			EnerNOC Inc (a)	306	10
Actuant Corp	806	13
Acuity Brands Inc	984	32	Electric - Integrated (0.01%)
Ameron International Corp	2,241	157	Pike Electric Corp (a)	352	4
AZZ Inc (a)	357	14
Blount International Inc (a)	591	6	Electric Products - Miscellaneous (0.05%)
Colfax Corp (a)	298	3	GrafTech International Ltd (a)	1,412	21
ESCO Technologies Inc (a)	712	28	Graham Corp	346	5
GenTek Inc (a)	46	2	Harbin Electric Inc (a)	511	9
GP Strategies Corp (a)	418	3	SmartHeat Inc (a)	293	3
Koppers Holdings Inc	6,392	189			38
LSB Industries Inc (a)	765	12	Electronic Components - Miscellaneous (0.06%)
Matthews International Corp	853	30	Benchmark Electronics Inc (a)	360	6
Raven Industries Inc	488	13	CTS Corp	81	1
		502	Daktronics Inc	1,363	12
Diversified Operations (0.00%)			LaBarge Inc (a)	458	5
Primoris Services Corp	346	3	Methode Electronics Inc	188	1
			OSI Systems Inc (a)	538	10
Diversified Operations & Commercial Services (0.04%)			Plexus Corp (a)	410	11
Chemed Corp	641	28			46
Viad Corp	101	2	Electronic Components - Semiconductors (4.61%)
		30	Actel Corp (a)	389	5
Drug Delivery Systems (0.09%)			Advanced Analogic Technologies Inc (a)	33,089	131
Alkermes Inc (a)	2,832	26	Amkor Technology Inc (a)	3,182	22
Depomed Inc (a)	2,244	10	Applied Micro Circuits Corp (a)	1,976	20
I-Flow Corp (a)	436	5	Cavium Networks Inc (a)	25,802	554
Matrixx Initiatives Inc (a)	403	2	Ceva Inc (a)	801	9
Nektar Therapeutics (a)	2,675	26	Diodes Inc (a)	1,009	18
		69	Ikanos Communications Inc (a)	58,160	135
E-Commerce - Products (0.23%)			IXYS Corp	956	8
Blue Nile Inc (a)	367	23	Kopin Corp (a)	54,966	264
MercadoLibre Inc (a)	735	28	Lattice Semiconductor Corp (a)	479	1
NutriSystem Inc	879	13	Microsemi Corp (a)	38,375	606
Shutterfly Inc (a)	148	3	Microtune Inc (a)	1,689	3
Stamps.com Inc (a)	520	5	MIPS Technologies Inc (a)	2,050	8
Vitacost.com Inc (a)	9,430	103	Monolithic Power Systems Inc (a)	11,934	280
		175	Netlogic Microsystems Inc (a)	8,693	391
			Rovi Corp (a)	14,733	495
E-Commerce - Services (0.02%)			Rubicon Technology Inc (a)	6,118	91
Internet Brands Inc (a)	695	5

219

Schedule of Investments
SmallCap Growth Account II
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Semiconductors			Enterprise Software & Services (continued)
(continued)			Lawson Software Inc (a)	1,681 $	10
Semtech Corp (a)	1,871 $	32	Mantech International Corp (a)	538	25
Skyworks Solutions Inc (a)	21,192	281	MedAssets Inc (a)	16,260	367
Supertex Inc (a)	341	10	MicroStrategy Inc (a)	6,612	473
Volterra Semiconductor Corp (a)	6,046	111	Omnicell Inc (a)	807	9
Zoran Corp (a)	1,164	13	PROS Holdings Inc (a)	984	8
		3,488	RightNow Technologies Inc (a)	968	14
Electronic Measurement Instruments (0.24%)			Sybase Inc (a)	3,592	140
Analogic Corp	236	9	SYNNEX Corp (a)	175	5
Badger Meter Inc	443	17	Taleo Corp (a)	14,613	331
FARO Technologies Inc (a)	724	12	Tyler Technologies Inc (a)	919	16
LeCroy Corp (a)	34,556	140	Ultimate Software Group Inc (a)	24,430	702
		178			2,530
Electronic Security Devices (0.03%)			Entertainment Software (0.01%)
American Science & Engineering Inc	266	18	THQ Inc (a)	1,337	9
Taser International Inc (a)	1,648	8
		26	Environmental Consulting & Engineering (0.30%)
			Tetra Tech Inc (a)	8,588	228
E-Marketing & Information (0.13%)
comScore Inc (a)	585	10	Environmental Monitoring & Detection (0.03%)
Constant Contact Inc (a)	617	12	Mine Safety Appliances Co	695	19
Digital River Inc (a)	977	39
Liquidity Services Inc (a)	666	7	E-Services - Consulting (1.38%)
Valueclick Inc (a)	2,487	33	GSI Commerce Inc (a)	51,344	991
		101	Perficient Inc (a)	285	2
Energy - Alternate Sources (0.91%)			Saba Software Inc (a)	1,050	4
Clean Energy Fuels Corp (a)	888	13	Sapient Corp (a)	2,452	20
Comverge Inc (a)	18,828	230	Websense Inc (a)	1,341	23
FuelCell Energy Inc (a)	56,584	242			1,040
GT Solar International Inc (a)	1,600	9	Feminine Health Care Products (0.00%)
Headwaters Inc (a)	48,765	189	Female Health Co/The (a)	707	4
Syntroleum Corp (a)	2,698	7
		690	Filtration & Separation Products (0.03%)
			CLARCOR Inc	572	18
Engineering - Research & Development Services (0.08%)			Polypore International Inc (a)	315	4
Argan Inc (a)	329	4			22
EMCOR Group Inc (a)	615	16
ENGlobal Corp (a)	855	4	Finance - Auto Loans (0.01%)
Exponent Inc (a)	403	11	Credit Acceptance Corp (a)	267	9
Michael Baker Corp (a)	346	13
			Finance - Consumer Loans (0.31%)
Stanley Inc (a)	287	7	Nelnet Inc (a)	245	3
VSE Corp	140	5	Portfolio Recovery Associates Inc (a)	5,082	230
		60			233
Enterprise Software & Services (3.35%)			Finance - Investment Banker & Broker (1.66%)
Advent Software Inc (a)	455	18	Broadpoint Gleacher Securities Inc (a)	26,083	218
American Software Inc/Georgia	874	6	Diamond Hill Investment Group Inc (a)	83	5
Ariba Inc (a)	2,266	26	Duff & Phelps Corp	483	9
Concur Technologies Inc (a)	7,741	308	E*Trade Financial Corp (a)	122,778	215
Informatica Corp (a)	2,607	59	Evercore Partners Inc - Class A	132	4
JDA Software Group Inc (a)	587	13

220

Schedule of Investments
SmallCap Growth Account II
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Finance - Investment Banker & Broker			Food - Wholesale & Distribution (0.05%)
(continued)			Calavo Growers Inc	506 $	9
GFI Group Inc	1,859 $	13	United Natural Foods Inc (a)	1,117	27
International Assets Holding Corp (a)	198	3			36
KBW Inc (a)	7,888	254
Knight Capital Group Inc (a)	1,336	29	Footwear & Related Apparel (1.46%)
optionsXpress Holdings Inc	1,246	22	Deckers Outdoor Corp (a)	397	34
Piper Jaffray Cos (a)	5,952	284	Iconix Brand Group Inc (a)	29,640	370
Stifel Financial Corp (a)	3,592	197	Skechers U.S.A. Inc (a)	12,155	208
SWS Group Inc	64	1	Steven Madden Ltd (a)	11,981	441
TradeStation Group Inc (a)	405	3	Timberland Co/The (a)	788	11
		1,257	Weyco Group Inc	329	7
			Wolverine World Wide Inc	1,410	35
Finance - Leasing Company (0.01%)					1,106
Financial Federal Corp	441	11
			Forestry (0.01%)
Finance - Other Services (0.02%)			Deltic Timber Corp	211	10
BGC Partners Inc	1,099	4
MarketAxess Holdings Inc (a)	889	11	Gambling (Non-Hotel) (0.03%)
		15	Dover Downs Gaming & Entertainment Inc	626	3
			Isle of Capri Casinos Inc (a)	731	9
Firearms & Ammunition (0.02%)			Pinnacle Entertainment Inc (a)	857	9
Smith & Wesson Holding Corp (a)	1,580	9			21
Sturm Ruger & Co Inc	793	10
		19	Gas - Distribution (0.03%)
			New Jersey Resources Corp	300	11
Fisheries (0.00%)			Piedmont Natural Gas Co Inc	213	5
HQ Sustainable Maritime Industries Inc (a)	386	3	South Jersey Industries Inc	160	6
Food - Confectionery (0.02%)					22
Tootsie Roll Industries Inc	606	14	Gold Mining (0.18%)
			Allied Nevada Gold Corp (a)	13,864	136
Food - Dairy Products (0.01%)
American Dairy Inc (a)	352	10	Hazardous Waste Disposal (0.06%)
			American Ecology Corp	540	10
Food - Miscellaneous/Diversified (1.40%)			Clean Harbors Inc (a)	553	31
American Italian Pasta Co (a)	386	10	EnergySolutions Inc	318	3
B&G Foods Inc	241	2			44
Cal-Maine Foods Inc	401	11
Chiquita Brands International Inc (a)	44,007	711	Health Care Cost Containment (0.49%)
			Corvel Corp (a)	351	10
Diamond Foods Inc	7,282	231
			Transcend Services Inc (a)	20,557	359
J&J Snack Foods Corp	410	18
					369
Lancaster Colony Corp	566	29
Lance Inc	700	18	Healthcare Safety Device (0.21%)
Overhill Farms Inc (a)	675	4	Alpha PRO Tech Ltd (a)	28,156	158
Smart Balance Inc (a)	1,452	9
Zhongpin Inc (a)	944	14	Heart Monitors (0.00%)
		1,057	Cardiac Science Corp (a)	93	1
			HeartWare International Inc (a)	6	-
Food - Retail (0.01%)					1
Village Super Market Inc	282	8
Weis Markets Inc	92	3	Home Furnishings (0.06%)
		11	Tempur-Pedic International Inc	2,252	43

221

Schedule of Investments
SmallCap Growth Account II
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Human Resources (1.34%)			Internet Application Software (continued)
Administaff Inc	637 $	17	Vocus Inc (a)	417 $		9
AMN Healthcare Services Inc (a)	1,389	13				753
Cross Country Healthcare Inc (a)	145	1	Internet Connectivity Services (0.57%)
Emergency Medical Services Corp (a)	278	13	AboveNet Inc (a)	4,282		209
Kenexa Corp (a)	13,285	179	Cogent Communications Group Inc (a)	19,589		221
On Assignment Inc (a)	30,821	180	PC-Tel Inc (a)	125		1
Resources Connection Inc (a)	1,168	20				431
SuccessFactors Inc (a)	41,779	588
		1,011	Internet Content - Entertainment (0.01%)
			Limelight Networks Inc (a)	1,627		7
Identification Systems - Development (0.04%)
Checkpoint Systems Inc (a)	426	7	Internet Content - Information & News (0.04%)
Cogent Inc (a)	1,285	13	Dice Holdings Inc (a)	782		5
L-1 Identity Solutions Inc (a)	1,520	11	Health Grades Inc (a)	1,015		5
		31	Knot Inc/The (a)	915		10
Industrial Audio & Video Products (0.67%)			LoopNet Inc (a)	968		9
China Security & Surveillance Technology						29
Inc (a)	27,219	194	Internet Financial Services (0.25%)
Imax Corp (a)	32,843	309	Online Resources Corp (a)	30,103		186
		503
Industrial Automation & Robots (0.63%)			Internet Gambling (0.00%)
Cognex Corp	341	6	Youbet.com Inc (a)	1,280		3
Intermec Inc (a)	1,948	27
			Internet Incubators (0.31%)
iRobot Corp (a)	579	7
			Internet Capital Group Inc (a)	27,709		232
Nordson Corp	7,758	435
		475	Internet Infrastructure Equipment (0.01%)
Industrial Gases (0.20%)			Avocent Corp (a)	254		5
Airgas Inc	3,184	154
			Internet Infrastructure Software (0.58%)
Instruments - Controls (0.20%)			AsiaInfo Holdings Inc (a)	20,423		408
Woodward Governor Co	6,109	148	TeleCommunication Systems Inc (a)	1,181		10
			TIBCO Software Inc (a)	1,962		18
Instruments - Scientific (0.50%)						436
Dionex Corp (a)	504	33
			Internet Security (0.52%)
FEI Co (a)	13,675	337
			Blue Coat Systems Inc (a)	1,065		24
Varian Inc (a)	192	10
			Sourcefire Inc (a)	16,772		360
		380
			VASCO Data Security International Inc (a)	985		7
Insurance Brokers (0.02%)						391
eHealth Inc (a)	724	11
			Internet Telephony (0.04%)
Life Partners Holdings Inc	358	6
			j2 Global Communications Inc (a)	1,239		29
		17
Internet Application Software (1.00%)			Intimate Apparel (0.59%)
Art Technology Group Inc (a)	61,230	236	Warnaco Group Inc/The (a)	10,193		447
Clicksoftware Technologies Ltd (a)	32,062	202
Cybersource Corp (a)	15,960	266	Investment Companies (0.00%)
DealerTrack Holdings Inc (a)	1,131	21	Main Street Capital Corp	187		3
eResearchTechnology Inc (a)	1,272	9	Investment Management & Advisory Services (0.22%)
S1 Corp (a)	1,646	10	Calamos Asset Management Inc	69		1
			Epoch Holding Corp	419		4

222

Schedule of Investments
SmallCap Growth Account II
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Investment Management & Advisory Services			Medical - Biomedical/Gene (continued)
(continued)			Acorda Therapeutics Inc (a)	1,171 $		27
GAMCO Investors Inc	195 $	9	Affymax Inc (a)	410		10
Westwood Holdings Group Inc	4,364	151	Alnylam Pharmaceuticals Inc (a)	934		21
		165	AMAG Pharmaceuticals Inc (a)	6,080		266
Lasers - Systems & Components (0.29%)			American Oriental Bioengineering Inc (a)	1,017		5
II-VI Inc (a)	515	13	Arena Pharmaceuticals Inc (a)	2,058		9
Rofin-Sinar Technologies Inc (a)	8,998	207	Arqule Inc (a)	1,091		5
		220	ARYx Therapeutics Inc (a)	888		3
Leisure & Recreation Products (0.69%)			BioCryst Pharmaceuticals Inc (a)	952		8
WMS Industries Inc (a)	11,685	521	Cambrex Corp (a)	1,390		9
			Cardium Therapeutics Inc (a)	1,729		3
Life & Health Insurance (0.31%)			Celera Corp (a)	743		5
Delphi Financial Group Inc	10,217	231	Cell Therapeutics Inc (a)	83,192		102
FBL Financial Group Inc	240	5	Celldex Therapeutics Inc (a)	476		3
		236	China-Biotics Inc (a)	309		5
Lighting Products & Systems (0.44%)			Cubist Pharmaceuticals Inc (a)	1,763		36
Universal Display Corp (a)	27,745	331	Cytokinetics Inc (a)	1,951		10
			Emergent Biosolutions Inc (a)	26,754		472
Linen Supply & Related Items (0.01%)			Enzo Biochem Inc (a)	1,089		8
Unifirst Corp/MA	125	6	Enzon Pharmaceuticals Inc (a)	1,322		11
			Exelixis Inc (a)	3,196		20
Machinery - Construction & Mining (0.30%)			Geron Corp (a)	1,167		8
Bucyrus International Inc	6,401	228	Halozyme Therapeutics Inc (a)	1,859		13
			Harvard Bioscience Inc (a)	994		4
Machinery - Electrical (0.33%)			Human Genome Sciences Inc (a)	20,937		394
Baldor Electric Co	9,061	248	Idera Pharmaceuticals Inc (a)	961		7
Machinery - Farm (0.02%)			Illumina Inc (a)	7,566		322
Lindsay Corp	303	12	Immunogen Inc (a)	19,627		159
			Immunomedics Inc (a)	2,769		15
Machinery - General Industry (0.83%)			Incyte Corp (a)	1,956		13
Altra Holdings Inc (a)	187	2	Insmed Inc (a)	5,348		4
Chart Industries Inc (a)	806	18	InterMune Inc (a)	1,067		17
DXP Enterprises Inc (a)	16,879	188	Ligand Pharmaceuticals Inc (a)	5,042		12
Intevac Inc (a)	18,615	250	Martek Biosciences Corp (a)	6,796		153
Middleby Corp (a)	495	27	Maxygen Inc (a)	1,089		7
Robbins & Myers Inc	93	2	Medicines Co/The (a)	1,049		12
Tennant Co	550	16	Micromet Inc (a)	23,646		157
Wabtec Corp/DE	3,365	127	Momenta Pharmaceuticals Inc (a)	1,015		11
		630	Novavax Inc (a)	1,903		7
Machinery - Print Trade (0.14%)			NPS Pharmaceuticals Inc (a)	2,328		9
Presstek Inc (a)	48,683	103	OncoGenex Pharmaceutical Inc (a)	4,323		156
			PDL BioPharma Inc	3,487		27
Machinery Tools & Related Products (0.01%)			Regeneron Pharmaceuticals Inc (a)	18,755		362
K-Tron International Inc (a)	92	9	Repligen Corp (a)	1,358		7
			RTI Biologics Inc (a)	1,072		5
Marine Services (0.02%)			Sangamo Biosciences Inc (a)	1,068		9
Great Lakes Dredge & Dock Corp	1,640	11	Seattle Genetics Inc (a)	12,553		176
			Sequenom Inc (a)	1,846		6
Medical - Biomedical/Gene (4.18%)
3SBio Inc ADR (a)	4,260	47

223

Schedule of Investments
SmallCap Growth Account II
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)			Medical - Nursing Homes (continued)
SuperGen Inc (a)	1,616 $	4	Odyssey HealthCare Inc (a)	754 $		10
		3,161				23
Medical - Drugs (1.18%)			Medical - Outpatient & Home Medical Care (0.10%)
Adolor Corp (a)	1,173	2	Air Methods Corp (a)	316		10
Akorn Inc (a)	2,425	3	Amedisys Inc (a)	750		33
Array Biopharma Inc (a)	2,119	5	America Service Group Inc	351		6
Auxilium Pharmaceuticals Inc (a)	1,108	38	Continucare Corp (a)	1,074		3
Biodel Inc (a)	688	4	Gentiva Health Services Inc (a)	478		12
Biospecifics Technologies Corp (a)	157	5	LHC Group Inc (a)	437		13
China Sky One Medical Inc (a)	520	7				77
Infinity Pharmaceuticals Inc (a)	349	2	Medical Imaging Systems (0.15%)
Jazz Pharmaceuticals Inc (a)	21,292	171	IRIS International Inc (a)	881		10
KV Pharmaceutical Co (a)	1,031	3	Merge Healthcare Inc (a)	24,269		100
Lannett Co Inc (a)	429	3	Vital Images Inc (a)	485		6
Medicis Pharmaceutical Corp	11,588	247				116
Medivation Inc (a)	818	22
Myriad Pharmaceuticals Inc (a)	3,278	19	Medical Information Systems (1.00%)
Optimer Pharmaceuticals Inc (a)	714	10	AMICAS Inc (a)	1,131		4
Pharmasset Inc (a)	513	11	athenahealth Inc (a)	10,948		420
PharMerica Corp (a)	877	16	Computer Programs & Systems Inc	278		11
Poniard Pharmaceuticals Inc (a)	20,106	150	Eclipsys Corp (a)	13,368		258
Pozen Inc (a)	1,166	9	Phase Forward Inc (a)	1,177		17
Salix Pharmaceuticals Ltd (a)	1,250	27	Quality Systems Inc	717		44
Santarus Inc (a)	2,218	7				754
Savient Pharmaceuticals Inc (a)	1,623	25	Medical Instruments (3.71%)
Sciclone Pharmaceuticals Inc (a)	1,526	7	Abaxis Inc (a)	625		17
SIGA Technologies Inc (a)	1,108	9	Angiodynamics Inc (a)	336		5
Sucampo Pharmaceuticals Inc (a)	542	3	Bovie Medical Corp (a)	726		6
Vanda Pharmaceuticals Inc (a)	5,235	61	Bruker BioSciences Corp (a)	1,422		15
Viropharma Inc (a)	725	7	Cardiovascular Systems Inc (a)	400		3
XenoPort Inc (a)	774	16	Conceptus Inc (a)	883		16
		889	CryoLife Inc (a)	1,253		10
Medical - Generic Drugs (0.53%)			DexCom Inc (a)	1,339		11
Acura Pharmaceuticals Inc (a)	450	2	Endologix Inc (a)	48,035		297
Caraco Pharmaceutical Laboratories Ltd (a)	201	1	ev3 Inc (a)	17,484		215
Impax Laboratories Inc (a)	10,304	90	Genomic Health Inc (a)	557		12
Par Pharmaceutical Cos Inc (a)	14,168	305	Integra LifeSciences Holdings Corp (a)	545		19
		398	Kensey Nash Corp (a)	383		11
			Natus Medical Inc (a)	639		10
Medical - HMO (0.07%)			NuVasive Inc (a)	12,753		532
AMERIGROUP Corp (a)	1,573	35	Spectranetics Corp (a)	1,436		9
Centene Corp (a)	691	13	SurModics Inc (a)	456		11
Metropolitan Health Networks Inc (a)	1,727	4	Symmetry Medical Inc (a)	378		4
Triple-S Management Corp (a)	46	1	Thoratec Corp (a)	30,560		925
		53	Trans1 Inc (a)	596		3
Medical - Nursing Homes (0.03%)			Vascular Solutions Inc (a)	690		6
Ensign Group Inc/The	529	7	Volcano Corp (a)	39,355		662
National Healthcare Corp	164	6

224

Schedule of Investments
SmallCap Growth Account II
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical Instruments (continued)			Miscellaneous Manufacturers (continued)
Young Innovations Inc	162 $	4	China Fire & Security Group Inc (a)	611 $	12
		2,803			96
Medical Laboratory & Testing Service (1.07%)			MRI - Medical Diagnostic Imaging (0.02%)
Bio-Reference Labs Inc (a)	23,001	791	Alliance HealthCare Services Inc (a)	1,141	7
Genoptix Inc (a)	506	18	RadNet Inc (a)	1,302	3
Life Sciences Research Inc (a)	429	3	Virtual Radiologic Corp (a)	319	4
		812			14
Medical Laser Systems (0.01%)			Multilevel Direct Selling (0.04%)
Palomar Medical Technologies Inc (a)	584	9	Nu Skin Enterprises Inc	1,453	27

Medical Products (1.89%)			Networking Products (1.33%)
Accuray Inc (a)	1,787	12	3Com Corp (a)	9,822	51
American Medical Systems Holdings Inc (a)	6,818	115	Acme Packet Inc (a)	28,230	283
Atrion Corp	69	10	Anixter International Inc (a)	216	9
ATS Medical Inc (a)	2,505	7	Atheros Communications Inc (a)	14,364	381
BioMimetic Therapeutics Inc (a)	33,348	407	BigBand Networks Inc (a)	1,623	6
Cantel Medical Corp (a)	440	7	Infinera Corp (a)	2,180	17
Cyberonics Inc (a)	10,521	168	Netgear Inc (a)	428	8
Exactech Inc (a)	361	6	Polycom Inc (a)	8,229	220
Greatbatch Inc (a)	469	10	Starent Networks Corp (a)	1,012	26
Haemonetics Corp (a)	4,580	257	Switch & Data Facilities Co Inc (a)	500	7
Hanger Orthopedic Group Inc (a)	217	3			1,008
Invacare Corp	579	13	Non-Ferrous Metals (0.38%)
Luminex Corp (a)	1,169	20	Horsehead Holding Corp (a)	24,437	286
Orthofix International NV (a)	505	15
Orthovita Inc (a)	2,942	13	Office Furnishings - Original (0.10%)
PSS World Medical Inc (a)	1,721	37	Herman Miller Inc	1,642	28
Rockwell Medical Technologies Inc (a)	602	5	HNI Corp	992	24
Synovis Life Technologies Inc (a)	10,849	150	Interface Inc	1,460	12
TomoTherapy Inc (a)	24,825	107	Knoll Inc	1,374	14
West Pharmaceutical Services Inc	1,007	41			78
Wright Medical Group Inc (a)	1,073	19	Oil - Field Services (0.10%)
Zoll Medical Corp (a)	535	11	Cal Dive International Inc (a)	493	5
		1,433	CARBO Ceramics Inc	486	25
Medical Sterilization Products (0.07%)			Matrix Service Co (a)	362	4
STERIS Corp	1,778	54	RPC Inc	1,256	13
			Tetra Technologies Inc (a)	1,130	11
Metal Processors & Fabrication (0.63%)			Willbros Group Inc (a)	1,154	18
Ampco-Pittsburgh Corp	188	5			76
CIRCOR International Inc	7,588	215
Dynamic Materials Corp	567	11	Oil & Gas Drilling (0.41%)
Kaydon Corp	6,568	213	Atlas Energy Inc	9,229	250
North American Galvanizing & Coating Inc	390	2	Hercules Offshore Inc (a)	431	2
(a)			Pioneer Drilling Co (a)	429	3
RBC Bearings Inc (a)	532	13	Vantage Drilling Co (a)	30,351	56
Worthington Industries Inc	1,514	21			311
		480	Oil Company - Exploration & Production (1.79%)
Miscellaneous Manufacturers (0.13%)			Apco Oil and Gas International Inc	436	10
American Railcar Industries Inc	7,905	84	Approach Resources Inc (a)	190	2

225

Schedule of Investments
SmallCap Growth Account II
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Company - Exploration & Production			Pharmacy Services (continued)
(continued)			Clarient Inc (a)	1,276 $	5
Arena Resources Inc (a)	1,117 $	40	SXC Health Solutions Corp (a)	5,634	264
ATP Oil & Gas Corp (a)	274	5			1,237
BPZ Resources Inc (a)	1,597	12
Brigham Exploration Co (a)	11,143	101	Physical Therapy & Rehabilitation Centers (0.52%)
Carrizo Oil & Gas Inc (a)	798	20	Healthsouth Corp (a)	2,689	42
Contango Oil & Gas Co (a)	323	16	Psychiatric Solutions Inc (a)	989	27
CREDO Petroleum Corp (a)	240	2	RehabCare Group Inc (a)	14,806	321
Delta Petroleum Corp (a)	2,460	4	US Physical Therapy Inc (a)	256	4
Endeavour International Corp (a)	4,838	6			394
GMX Resources Inc (a)	14,414	226	Physician Practice Management (0.03%)
Mariner Energy Inc (a)	27,700	393	American Dental Partners Inc (a)	194	3
McMoRan Exploration Co (a)	1,738	13	Healthways Inc (a)	87	1
Panhandle Oil and Gas Inc	351	8	IPC The Hospitalist Co Inc (a)	502	16
Penn Virginia Corp	11,957	274			20
PrimeEnergy Corp (a)	25	1	Poultry (0.03%)
Vaalco Energy Inc (a)	165	1	Sanderson Farms Inc	606	23
Venoco Inc (a)	297	3
W&T Offshore Inc	912	11	Power Converter & Supply Equipment (0.08%)
Whiting Petroleum Corp (a)	3,511	202	Advanced Energy Industries Inc (a)	636	9
Zion Oil & Gas Inc (a)	506	5	Energy Conversion Devices Inc (a)	1,036	12
		1,355	Powell Industries Inc (a)	240	9
Oil Field Machinery & Equipment (0.31%)			PowerSecure International Inc (a)	3,642	25
Bolt Technology Corp (a)	142	2	Vicor Corp	328	2
Dril-Quip Inc (a)	4,174	207			57
Gulf Island Fabrication Inc	30	1	Precious Metals (0.00%)
Lufkin Industries Inc	367	19	Paramount Gold and Silver Corp (a)	2,268	3
NATCO Group Inc (a)	178	8
Natural Gas Services Group Inc (a)	54	1	Printing - Commercial (0.22%)
		238	Cenveo Inc (a)	1,258	8
			Multi-Color Corp	441	7
Oil Refining & Marketing (0.00%)
			Valassis Communications Inc (a)	1,053	19
Alon USA Energy Inc	33	-
			VistaPrint NV (a)	2,619	133
CVR Energy Inc (a)	77	1
					167
		1
			Private Corrections (0.03%)
Paper & Related Products (0.76%)
			Geo Group Inc/The (a)	1,052	21
Boise Inc (a)	673	4
Orchids Paper Products Co (a)	204	4	Property & Casualty Insurance (0.98%)
Schweitzer-Mauduit International Inc	10,321	561	American Safety Insurance Holdings Ltd (a)	41	1
Wausau Paper Corp	737	7	Amtrust Financial Services Inc	150	2
		576	First Mercury Financial Corp	312	4
Patient Monitoring Equipment (0.08%)			Hallmark Financial Services (a)	49	-
CardioNet Inc (a)	1,051	7	Navigators Group Inc (a)	5,732	315
Masimo Corp (a)	1,553	41	PMA Capital Corp (a)	33,806	192
Somanetics Corp (a)	592	9	RLI Corp	218	12
		57	Safety Insurance Group Inc	74	2
Pharmacy Services (1.64%)			Tower Group Inc	8,677	212
BioScrip Inc (a)	59,861	405			740
Catalyst Health Solutions Inc (a)	19,333	563

226

Schedule of Investments
SmallCap Growth Account II
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Protection - Safety (0.01%)			Research & Development (continued)
Landauer Inc	162 $	9	Parexel International Corp (a)	19,361 $	263
					568
Publishing - Newspapers (0.24%)
Dolan Media Co (a)	15,257	183	Respiratory Products (0.36%)
			ResMed Inc (a)	5,965	270
Recreational Vehicles (0.05%)
Polaris Industries Inc	884	36	Retail - Apparel & Shoe (1.57%)
			Buckle Inc/The	668	23
Recycling (0.33%)			Cato Corp/The	794	16
Metalico Inc (a)	60,719	253	Charming Shoppes Inc (a)	32,854	161
			Chico's FAS Inc (a)	18,236	237
REITS - Apartments (0.02%)			Childrens Place Retail Stores Inc/The (a)	675	20
Mid-America Apartment Communities Inc	410	19	Collective Brands Inc (a)	806	14
			Destination Maternity Corp (a)	199	4
REITS - Diversified (0.06%)			Dress Barn Inc (a)	552	10
DuPont Fabros Technology Inc	621	8	Finish Line Inc/The	1,129	11
Investors Real Estate Trust	165	1	Gymboree Corp (a)	649	31
Potlatch Corp	625	18	HOT Topic Inc (a)	1,263	9
PS Business Parks Inc	227	12	J Crew Group Inc (a)	4,493	161
Washington Real Estate Investment Trust	300	9	JOS A Bank Clothiers Inc (a)	548	25
		48	Lululemon Athletica Inc (a)	1,221	28
REITS - Healthcare (0.03%)			Men's Wearhouse Inc	123	3
LTC Properties Inc	116	2	Stein Mart Inc (a)	619	8
National Health Investors Inc	61	2	Wet Seal Inc/The (a)	113,226	428
Omega Healthcare Investors Inc	679	11			1,189
Universal Health Realty Income Trust	272	9	Retail - Appliances (0.01%)
		24	hhgregg Inc (a)	551	9
REITS - Manufactured Homes (0.03%)
Equity Lifestyle Properties Inc	470	20	Retail - Auto Parts (0.26%)
			PEP Boys-Manny Moe & Jack	19,746	193
REITS - Shopping Centers (0.04%)
Acadia Realty Trust	432	7	Retail - Automobile (0.01%)
Saul Centers Inc	173	6	America's Car-Mart Inc (a)	280	7
Tanger Factory Outlet Centers	574	21
		34	Retail - Building Products (0.28%)
			Lumber Liquidators Inc (a)	9,923	215
REITS - Single Tenant (0.02%)
Alexander's Inc	31	9	Retail - Catalog Shopping (0.28%)
Getty Realty Corp	321	8	Coldwater Creek Inc (a)	25,836	212
		17
			Retail - Computer Equipment (0.00%)
REITS - Warehouse & Industrial (0.02%)			PC Mall Inc (a)	128	1
EastGroup Properties Inc	461	18
			Retail - Convenience Store (0.04%)
Rental - Auto & Equipment (0.05%)			Casey's General Stores Inc	929	29
Avis Budget Group Inc (a)	1,745	23	Pantry Inc/The (a)	125	2
Mcgrath Rentcorp	155	3	Susser Holdings Corp (a)	54	1
RSC Holdings Inc (a)	1,295	10			32
		36
			Retail - Discount (0.88%)
Research & Development (0.75%)			99 Cents Only Stores (a)	43,732	588
Kendle International Inc (a)	18,216	305	Citi Trends Inc (a)	1,792	51

227

Schedule of Investments
SmallCap Growth Account II
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Discount (continued)			Retail - Restaurants (continued)
Fred's Inc	573 $	7	Jack in the Box Inc (a)	1,633 $		33
HSN Inc (a)	1,093	18	Papa John's International Inc (a)	504		12
		664	PF Chang's China Bistro Inc (a)	665		23
Retail - Fabric Store (0.02%)			Sonic Corp (a)	1,621		18
Jo-Ann Stores Inc (a)	453	12	Texas Roadhouse Inc (a)	1,478		16
						875
Retail - Gardening Products (0.07%)			Retail - Sporting Goods (0.15%)
Tractor Supply Co (a)	1,028	50	Big 5 Sporting Goods Corp	636		10
			Hibbett Sports Inc (a)	825		15
Retail - Home Furnishings (0.01%)
			Zumiez Inc (a)	5,210		85
Kirkland's Inc (a)	528	8
						110
Retail - Jewelry (0.01%)			Retirement & Aged Care (0.01%)
Fuqi International Inc (a)	375	11	Emeritus Corp (a)	513		11

Retail - Miscellaneous/Diversified (0.02%)			Rubber - Tires (0.26%)
Pricesmart Inc	632	12	Cooper Tire & Rubber Co	11,391		200

Retail - Office Supplies (0.02%)			Satellite Telecommunications (0.05%)
OfficeMax Inc	1,477	19	DigitalGlobe Inc (a)	375		8
			GeoEye Inc (a)	432		12
Retail - Pawn Shops (0.04%)			Hughes Communications Inc (a)	379		11
Ezcorp Inc (a)	1,267	17	Loral Space & Communications Inc (a)	275		8
First Cash Financial Services Inc (a)	650	11				39
		28
			Savings & Loans - Thrifts (0.03%)
Retail - Perfume & Cosmetics (0.95%)			Brookline Bancorp Inc	706		7
Sally Beauty Holdings Inc (a)	1,089	8	Brooklyn Federal Bancorp Inc	70		1
Ulta Salon Cosmetics & Fragrance Inc (a)	42,889	708	Cheviot Financial Corp	29		-
		716	Clifton Savings Bancorp Inc	48		-
Retail - Pet Food & Supplies (0.02%)			Heritage Financial Group	19		-
PetMed Express Inc	673	13	Kentucky First Federal Bancorp	21		-
			Oritani Financial Corp	354		5
Retail - Petroleum Products (0.05%)			Prudential Bancorp Inc of Pennsylvania	157		2
World Fuel Services Corp	862	41	Roma Financial Corp	176		2
			United Financial Bancorp Inc	127		2
Retail - Restaurants (1.16%)
AFC Enterprises Inc (a)	18,477	156	ViewPoint Financial Group	481		7
BJ's Restaurants Inc (a)	13,204	198				26
Buffalo Wild Wings Inc (a)	516	22	Schools (1.14%)
California Pizza Kitchen Inc (a)	6,551	102	American Public Education Inc (a)	6,425		223
Carrols Restaurant Group Inc (a)	480	4	Bridgepoint Education Inc (a)	590		9
CEC Entertainment Inc (a)	665	17	Capella Education Co (a)	3,218		217
Cheesecake Factory Inc/The (a)	1,773	33	ChinaCast Education Corp (a)	1,254		9
Chipotle Mexican Grill Inc (a)	1,876	182	Corinthian Colleges Inc (a)	18,958		352
CKE Restaurants Inc	1,444	15	Grand Canyon Education Inc (a)	447		8
Cracker Barrel Old Country Store Inc	478	16	K12 Inc (a)	1,167		19
Denny's Corp (a)	4,780	13	Learning Tree International Inc (a)	375		4
DineEquity Inc	482	12	Lincoln Educational Services Corp (a)	445		10
Domino's Pizza Inc (a)	163	1	Universal Technical Institute Inc (a)	547		11
Einstein Noah Restaurant Group Inc (a)	197	2				862

228

Schedule of Investments
SmallCap Growth Account II
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Seismic Data Collection (0.00%)			Telecommunication Equipment - Fiber Optics (0.14%)
Geokinetics Inc (a)	169 $	4	Harmonic Inc (a)	2,295 $		15
			IPG Photonics Corp (a)	5,513		84
Semiconductor Component - Integrated Circuits (1.08%)			Oplink Communications Inc (a)	705		10
Cirrus Logic Inc (a)	35,344	197				109
Emulex Corp (a)	2,531	26
Hittite Microwave Corp (a)	5,604	206	Telecommunication Services (0.88%)
Intellon Corp (a)	908	6	Cbeyond Inc (a)	615		10
Micrel Inc	896	7	Consolidated Communications Holdings Inc	584		9
Power Integrations Inc	622	21	Global Crossing Ltd (a)	646		9
Sigma Designs Inc (a)	611	9	Iowa Telecommunications Services Inc	235		3
Standard Microsystems Corp (a)	13,839	321	Knology Inc (a)	460		4
Techwell Inc (a)	712	8	MasTec Inc (a)	7,679		93
TriQuint Semiconductor Inc (a)	2,112	16	Neutral Tandem Inc (a)	20,154		459
		817	NTELOS Holdings Corp	897		16
			PAETEC Holding Corp (a)	3,256		13
Semiconductor Equipment (2.14%)			Premiere Global Services Inc (a)	1,425		12
Amtech Systems Inc (a)	23,443	124	RCN Corp (a)	950		9
ATMI Inc (a)	405	7	SAVVIS Inc (a)	970		15
Entegris Inc (a)	58,153	288	USA Mobility Inc	904		12
Formfactor Inc (a)	9,919	237				664
Kulicke & Soffa Industries Inc (a)	58,627	354
Tessera Technologies Inc (a)	3,505	98	Telephone - Integrated (0.06%)
Ultratech Inc (a)	735	10	Alaska Communications Systems Group Inc	1,169		11
Varian Semiconductor Equipment			Cincinnati Bell Inc (a)	1,815		6
Associates Inc (a)	3,416	112	General Communication Inc (a)	1,088		8
Veeco Instruments Inc (a)	16,635	388	HickoryTech Corp	555		5
		1,618	Shenandoah Telecommunications Co	689		12
						42
Software Tools (0.02%)
ArcSight Inc (a)	538	13	Textile - Apparel (0.01%)
			Cherokee Inc	393		9
Superconductor Production & Systems (0.70%)
American Superconductor Corp (a)	15,725	527	Theaters (0.26%)
			Cinemark Holdings Inc	18,881		196
Telecommunication Equipment (1.26%)			National CineMedia Inc	129		2
ADC Telecommunications Inc (a)	912	8				198
Adtran Inc	1,357	33	Therapeutics (0.80%)
Anaren Inc (a)	573	10	Allos Therapeutics Inc (a)	1,775		13
Applied Signal Technology Inc	13,603	316	AVANIR Pharmaceuticals Inc (a)	2,712		6
Arris Group Inc (a)	2,817	37	AVI BioPharma Inc (a)	4,229		7
CommScope Inc (a)	2,500	75	Cornerstone Therapeutics Inc (a)	276		2
Comtech Telecommunications Corp (a)	887	29	Hemispherx Biopharma Inc (a)	5,177		10
CPI International Inc (a)	99	1	Inspire Pharmaceuticals Inc (a)	28,317		148
Network Equipment Technologies Inc (a)	8,348	60	Isis Pharmaceuticals Inc (a)	11,781		172
Nice Systems Ltd ADR (a)	10,803	329	ISTA Pharmaceuticals Inc (a)	1,419		6
Plantronics Inc	1,121	30	MannKind Corp (a)	1,520		15
Preformed Line Products Co	96	4	Onyx Pharmaceuticals Inc (a)	5,437		163
ShoreTel Inc (a)	1,147	9	Osiris Therapeutics Inc (a)	736		5
Tekelec (a)	674	11	Questcor Pharmaceuticals Inc (a)	1,648		9
		952	Spectrum Pharmaceuticals Inc (a)	1,642		11
			Theravance Inc (a)	1,383		20

229

Schedule of Investments
SmallCap Growth Account II
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Therapeutics (continued)			Vitamins & Nutrition Products (0.01%)
Vivus Inc (a)	2,025 $	21	Schiff Nutrition International Inc	73 $	-
		608	USANA Health Sciences Inc (a)	285	10
Tobacco (0.04%)					10
Alliance One International Inc (a)	2,687	12	Water (0.01%)
Universal Corp/VA	87	4	California Water Service Group	68	3
Vector Group Ltd	1,148	18	Connecticut Water Service Inc	24	-
		34	Consolidated Water Co Inc	236	4
Transactional Software (0.14%)			York Water Co	185	3
ACI Worldwide Inc (a)	1,084	17			10
Solera Holdings Inc	1,825	57	Web Hosting & Design (0.49%)
VeriFone Holdings Inc (a)	1,848	29	NIC Inc	37,096	330
		103	Rackspace Hosting Inc (a)	2,003	34
Transport - Air Freight (0.01%)			Terremark Worldwide Inc (a)	1,635	10
Air Transport Services Group Inc (a)	1,455	5			374
			Web Portals (0.01%)
Transport - Marine (0.05%)			Earthlink Inc	641	5
Golar LNG Ltd	959	11
Gulfmark Offshore Inc (a)	340	11	Wireless Equipment (1.75%)
Ship Finance International Ltd	769	9	Airvana Inc (a)	668	5
Teekay Tankers Ltd	479	4	Aruba Networks Inc (a)	1,782	16
		35	EMS Technologies Inc (a)	553	11
Transport - Rail (0.03%)			InterDigital Inc (a)	11,740	272
Genesee & Wyoming Inc (a)	871	26	Novatel Wireless Inc (a)	772	9
			RF Micro Devices Inc (a)	71,113	386
Transport - Services (0.48%)			Viasat Inc (a)	23,449	623
Dynamex Inc (a)	325	5			1,322
HUB Group Inc (a)	15,336	351	Wound, Burn & Skin Care (0.22%)
PHI Inc (a)	343	7	Obagi Medical Products Inc (a)	14,607	169
		363	TOTAL COMMON STOCKS	$ 72,275
Transport - Truck (0.28%)				Principal
Forward Air Corp	353	8		Amount	Value
Heartland Express Inc	968	14		(000's)	(000's)
Knight Transportation Inc	1,398	23	REPURCHASE AGREEMENTS (1.83%)
Marten Transport Ltd (a)	682	12	Diversified Banking Institutions (1.83%)
Old Dominion Freight Line Inc (a)	4,933	150	Investment in Joint Trading Account; Bank
USA Truck Inc (a)	231	3	of America Repurchase Agreement; 0.03%
		210	dated 09/30/09 maturing 10/01/09
			(collateralized by Sovereign Agency
Travel Services (0.04%)			Issues; $438,000; 0.00% - 5.70%; dated
Ambassadors Group Inc	545	8	11/13/09 - 11/19/24)	$ 429 $	429
Interval Leisure Group Inc (a)	1,092	14	Investment in Joint Trading Account; Credit
			Suisse Repurchase Agreement; 0.03%
Universal Travel Group (a)	381	5	dated 09/30/09 maturing 10/01/09
		27	(collateralized by US Treasury Notes;
			$426,000; 0.88%; dated 12/31/10 -
Ultra Sound Imaging Systems (0.02%)			03/31/11)	417	417
SonoSite Inc (a)	510	13

Veterinary Diagnostics (0.53%)
Neogen Corp (a)	12,491	403

230

		Schedule of Investments
	SmallCap Growth Account II
		September 30, 2009 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)
REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.06% dated 09/30/09 maturing 10/01/09
(collateralized by Sovereign Agency
Issues; $122,000; 0.00% - 3.75%; dated
11/13/09 - 03/27/19)	$ 119 $	119
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.03% dated 09/30/09 maturing 10/01/09
(collateralized by Sovereign Agency Issue;
$426,000; 0.00%; dated 02/26/10)	418	418
		1,383
TOTAL REPURCHASE AGREEMENTS	$ 1,383
Total Investments	$ 73,658
Other Assets in Excess of Liabilities, Net - 2.60%		1,969
TOTAL NET ASSETS - 100.00%	$ 75,627

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 10,704
Unrealized Depreciation		(2,540)
Net Unrealized Appreciation (Depreciation)		8,164
Cost for federal income tax purposes		65,494
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		27.46%
Technology		19.83%
Consumer, Cyclical		13.36%
Communications		12.17%
Industrial		11.54%
Financial		7.74%
Energy		3.56%
Basic Materials		1.68%
Utilities		0.06%
Diversified		0.00%
Other Assets in Excess of Liabilities, Net		2.60%
TOTAL NET ASSETS		100.00%
Other Assets Summary (unaudited)
Asset Type		Percent
Futures		4.23%

		231

Schedule of Investments
SmallCap Growth Account II
September 30, 2009 (unaudited)

Futures Contracts
				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)
Russell 2000 Mini; December 2009	Buy	53	$ 3,157	$ 3,196	$ 39
All dollar amounts are shown in thousands (000's)

232

Schedule of Investments
SmallCap Value Account I
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (97.29%)			COMMON STOCKS (continued)
Advanced Materials & Products (0.24%)			Applications Software (continued)
Ceradyne Inc (a)	17,298 $	317	Callidus Software Inc (a)	1,297 $		4
			China Information Security Technology Inc	410		2
Advertising Services (0.02%)			(a)
inVentiv Health Inc (a)	1,418	24	Deltek Inc (a)	69		-
			Emdeon Inc (a)	1,800		29
Aerospace & Defense (0.24%)			OpenTV Corp (a)	5,509		8
Esterline Technologies Corp (a)	6,605	259	Progress Software Corp (a)	3,700		84
Teledyne Technologies Inc (a)	1,616	58	Quest Software Inc (a)	7,486		126
		317				327
Aerospace & Defense Equipment (0.77%)			Audio & Video Products (0.01%)
AAR Corp (a)	2,310	51	Universal Electronics Inc (a)	331		7
Argon ST Inc (a)	206	4
Curtiss-Wright Corp	8,291	283	Auto - Medium & Heavy Duty Trucks (0.11%)
Ducommun Inc	10,487	198	Force Protection Inc (a)	27,500		150
Heico Corp	1,900	82
LMI Aerospace Inc (a)	436	4	Auto/Truck Parts & Equipment - Original (0.27%)
Moog Inc (a)	3,884	115	ArvinMeritor Inc	3,381		26
Orbital Sciences Corp (a)	2,300	35	Dana Holding Corp (a)	5,758		39
Triumph Group Inc	5,049	242	Miller Industries Inc/TN (a)	1,019		11
		1,014	Modine Manufacturing Co	1,884		18
			Spartan Motors Inc	36,024		185
Agricultural Operations (0.44%)			Superior Industries International Inc	1,492		21
Andersons Inc/The	16,270	573	Tenneco Inc (a)	2,493		33
Air Pollution Control Equipment (0.00%)			Titan International Inc	2,054		18
Met-Pro Corp	339	3				351
			Auto/Truck Parts & Equipment - Replacement (0.63%)
Airlines (1.29%)			ATC Technology Corp/IL (a)	19,995		395
Airtran Holdings Inc (a)	6,700	42	Dorman Products Inc (a)	988		15
Alaska Air Group Inc (a)	1,910	51	Exide Technologies (a)	2,880		23
Allegiant Travel Co (a)	3,500	133	Standard Motor Products Inc	25,432		386
Hawaiian Holdings Inc (a)	42,400	350				819
JetBlue Airways Corp (a)	20,552	123
Republic Airways Holdings Inc (a)	43,999	411	B2B - E-Commerce (0.11%)
Skywest Inc	32,717	542	ePlus Inc (a)	366		6
US Airways Group Inc (a)	7,214	34	Global Sources Ltd (a)	1,537		10
		1,686	i2 Technologies Inc (a)	8,094		130
						146
Apparel Manufacturers (1.11%)
Carter's Inc (a)	9,952	265	Batteries & Battery Systems (0.51%)
Columbia Sportswear Co	751	31	A123 Systems Inc (a)	1,700		36
G-III Apparel Group Ltd (a)	6,492	92	EnerSys (a)	28,312		627
Jones Apparel Group Inc	21,129	379				663
Maidenform Brands Inc (a)	8,700	140	Beverages - Non-Alcoholic (0.02%)
Oxford Industries Inc	6,595	130	Heckmann Corp (a)	4,767		22
Quiksilver Inc (a)	12,067	33	National Beverage Corp (a)	556		6
True Religion Apparel Inc (a)	8,900	231				28
Volcom Inc (a)	9,600	158	Broadcasting Services & Programming (0.10%)
		1,459	Crown Media Holdings Inc (a)	839		1
Applications Software (0.25%)			Outdoor Channel Holdings Inc (a)	1,287		9
American Reprographics Co (a)	7,736	74

233

Schedule of Investments
SmallCap Value Account I
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Broadcasting Services & Programming			Building Products - Wood (0.15%)
(continued)			Universal Forest Products Inc	5,014 $	198
World Wrestling Entertainment Inc	8,222 $	115
		125	Cable/Satellite TV (0.04%)
Building - Heavy Construction (0.55%)			LodgeNet Interactive Corp (a)	5,400	41
Granite Construction Inc	8,478	262	Mediacom Communications Corp (a)	2,791	16
Sterling Construction Co Inc (a)	6,347	114			57
Tutor Perini Corp (a)	15,988	341	Casino Hotels (0.00%)
		717	Monarch Casino & Resort Inc (a)	217	2
Building - Maintenance & Service (0.09%)
ABM Industries Inc	5,397	114	Cellular Telecommunications (0.22%)
			iPCS Inc (a)	145	3
Building - Mobile Home & Manufactured Housing (0.02%)			Syniverse Holdings Inc (a)	12,354	216
Winnebago Industries	1,465	22	Virgin Mobile USA Inc (a)	14,884	74
					293
Building - Residential & Commercial (0.21%)			Chemicals - Diversified (0.83%)
Brookfield Homes Corp	2,600	17	Aceto Corp	14,011	92
M/I Homes Inc (a)	1,065	15	Innophos Holdings Inc	19,665	364
Meritage Homes Corp (a)	3,044	62	Innospec Inc	6,698	99
Ryland Group Inc	2,813	59	Olin Corp	7,266	127
Standard Pacific Corp (a)	32,577	120	Rockwood Holdings Inc (a)	8,710	179
		273	ShengdaTech Inc (a)	3,087	20
Building & Construction - Miscellaneous (0.23%)			Solutia Inc (a)	14,757	171
Dycom Industries Inc (a)	17,437	214	Westlake Chemical Corp	1,406	36
Insituform Technologies Inc (a)	2,590	50			1,088
Integrated Electrical Services Inc (a)	458	4	Chemicals - Fibers (0.01%)
Layne Christensen Co (a)	1,097	35	Zoltek Cos Inc (a)	1,639	17
		303
Building & Construction Products -			Chemicals - Plastics (0.63%)
Miscellaneous (0.56%)			A Schulman Inc	19,420	387
Gibraltar Industries Inc	19,000	252	PolyOne Corp (a)	11,297	75
Interline Brands Inc (a)	13,857	234	Spartech Corp	33,431	360
Louisiana-Pacific Corp (a)	6,297	42			822
NCI Building Systems Inc (a)	11,700	37
			Chemicals - Specialty (1.15%)
Quanex Building Products Corp	8,894	128
			Arch Chemicals Inc	1,181	35
Simpson Manufacturing Co Inc	842	21
			HB Fuller Co	15,697	328
Trex Co Inc (a)	1,100	20
			ICO Inc (a)	2,685	13
		734
			Minerals Technologies Inc	3,546	169
Building Products - Air & Heating (0.34%)			NewMarket Corp	3,300	307
Comfort Systems USA Inc	38,779	449	OM Group Inc (a)	7,782	237
			Omnova Solutions Inc (a)	33,100	214
Building Products - Cement & Aggregate (0.04%)			Quaker Chemical Corp	1,067	23
Texas Industries Inc	1,386	58	Sensient Technologies Corp	3,444	96
Building Products - Doors & Windows (0.17%)			Stepan Co	62	4
Apogee Enterprises Inc	14,485	218	WR Grace & Co (a)	3,455	75
					1,501
Building Products - Light Fixtures (0.01%)			Circuit Boards (0.31%)
LSI Industries Inc	1,832	12	DDi Corp (a)	1,229	5
			Multi-Fineline Electronix Inc (a)	4,700	135

234

Schedule of Investments
SmallCap Value Account I
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Circuit Boards (continued)			Commercial Banks (continued)
Park Electrochemical Corp	795 $	20	Enterprise Bancorp Inc/MA	522 $		7
TTM Technologies Inc (a)	21,388	245	Farmers Capital Bank Corp	2,417		43
		405	Financial Institutions Inc	2,700		27
Coal (0.06%)			First Bancorp Inc/ME	1,004		19
International Coal Group Inc (a)	5,531	22	First Bancorp/Puerto Rico	33,686		103
Patriot Coal Corp (a)	4,166	49	First Bancorp/Troy NC	4,934		89
Westmoreland Coal Co (a)	785	7	First Commonwealth Financial Corp	20,419		116
		78	First Community Bancshares Inc/VA	11,477		145
			First Financial Bancorp	22,203		268
Coffee (0.01%)			First Financial Bankshares Inc	3,899		193
Farmer Bros Co	430	9	First Financial Corp/IN	748		23
Collectibles (0.06%)			First Merchants Corp	6,150		43
RC2 Corp (a)	5,919	84	First Midwest Bancorp Inc/IL	2,901		33
			First of Long Island Corp/The	470		12
Commercial Banks (8.87%)			First South Bancorp Inc/Washington NC	2,319		27
1st Source Corp	3,472	57	FirstMerit Corp	32,095		611
1st United Bancorp Inc/Boca Raton (a)	10,800	62	FNB Corp/PA	65,639		467
Alliance Financial Corp/NY	1,217	33	German American Bancorp Inc	1,124		17
American National Bankshares Inc	626	14	Glacier Bancorp Inc	7,878		118
Ameris Bancorp	4,172	30	Great Southern Bancorp Inc	784		19
Ames National Corp	406	10	Guaranty Bancorp (a)	6,500		10
Arrow Financial Corp	379	10	Hancock Holding Co	5,341		201
Auburn National Bancorporation Inc	234	6	Heartland Financial USA Inc	3,182		47
Bancfirst Corp	3,246	120	Home Bancshares Inc/Conway AR	878		19
Banco Latinoamericano de Comercio			Iberiabank Corp	8,965		408
Exterior SA	8,316	118	Independent Bank Corp/Rockland MA	9,839		218
Bank Mutual Corp	2,977	26	International Bancshares Corp	9,698		158
Bank of Kentucky Financial Corp	313	7	Lakeland Bancorp Inc	6,100		46
Bank of the Ozarks Inc	3,367	89	Lakeland Financial Corp	4,808		99
Banner Corp	1,900	5	MainSource Financial Group Inc	3,021		21
Bar Harbor Bankshares	287	10	MB Financial Inc	4,539		95
Bryn Mawr Bank Corp	592	10	Merchants Bancshares Inc	496		11
Camden National Corp	494	16	Metro Bancorp Inc (a)	394		5
Cardinal Financial Corp	1,614	13	Midsouth Bancorp Inc	470		6
Cathay General Bancorp	1,814	15	Nara Bancorp Inc	6,800		47
Center Bancorp Inc	1,124	8	National Bankshares Inc	705		18
Central Pacific Financial Corp	9,100	23	National Penn Bancshares Inc	34,776		212
Century Bancorp Inc/MA	366	8	NBT Bancorp Inc	9,593		216
Chemical Financial Corp	5,640	123	Northrim BanCorp Inc	653		10
Citizens Holding Co	313	8	Norwood Financial Corp	182		6
Citizens Republic Bancorp Inc (a)	39,955	30	Ohio Valley Banc Corp	417		11
City Holding Co	9,716	290	Old National Bancorp/IN	20,198		226
CNB Financial Corp/PA	470	8	Old Second Bancorp Inc	900		5
Columbia Banking System Inc	6,830	113	Oriental Financial Group Inc	7,089		90
Community Bank System Inc	19,752	361	Orrstown Financial Services Inc	287		11
Community Trust Bancorp Inc	11,835	310	Pacific Capital Bancorp NA	8,900		13
CVB Financial Corp	73,275	556	Pacific Continental Corp	3,440		36
Eagle Bancorp Inc (a)	1,019	10	PacWest Bancorp	4,511		86
East West Bancorp Inc	12,475	104	Park National Corp	2,558		149

235

Schedule of Investments
SmallCap Value Account I
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Banks (continued)			Commercial Banks (continued)
Peapack Gladstone Financial Corp	40 $	1	Wilshire Bancorp Inc	16,930 $	124
Penns Woods Bancorp Inc	156	5	Wintrust Financial Corp	11,381	318
Peoples Bancorp Inc/OH	5,846	76			11,617
Peoples Financial Corp/MS	365	7	Commercial Services (1.44%)
Pinnacle Financial Partners Inc (a)	1,594	20	Convergys Corp (a)	15,700	156
PrivateBancorp Inc	759	19	DynCorp International Inc (a)	28,338	510
Prosperity Bancshares Inc	13,438	467	First Advantage Corp (a)	929	17
Renasant Corp	10,775	160	ICT Group Inc (a)	196	2
Republic Bancorp Inc/KY	6,644	133	Live Nation Inc (a)	4,847	40
S&T Bancorp Inc	5,810	75	Mac-Gray Corp (a)	968	11
SCBT Financial Corp	786	22	PHH Corp (a)	42,058	834
Shore Bancshares Inc	1,714	29	Providence Service Corp/The (a)	7,200	84
Sierra Bancorp	3,777	45	Standard Parking Corp (a)	647	11
Signature Bank/New York NY (a)	702	20	Steiner Leisure Ltd (a)	731	26
Simmons First National Corp	3,374	97	TeleTech Holdings Inc (a)	11,200	191
Smithtown Bancorp Inc	1,637	19			1,882
South Financial Group Inc/The	89,900	132
Southside Bancshares Inc	6,277	141	Commercial Services - Finance (1.20%)
Southwest Bancorp Inc/Stillwater OK	6,503	91	Advance America Cash Advance Centers Inc	26,781	150
StellarOne Corp	1,463	22	Asset Acceptance Capital Corp (a)	1,035	8
Sterling Bancorp/NY	11,490	83	Deluxe Corp	47,104	805
Sterling Bancshares Inc/TX	19,691	144	Dollar Financial Corp (a)	14,003	224
Sterling Financial Corp/WA	19,120	38	Global Cash Access Holdings Inc (a)	15,490	113
Suffolk Bancorp	1,928	57	Jackson Hewitt Tax Service Inc	2,722	14
Susquehanna Bancshares Inc	5,413	32	Rewards Network Inc (a)	444	6
SVB Financial Group (a)	6,778	293	Wright Express Corp (a)	8,300	245
SY Bancorp Inc	710	16			1,565
Texas Capital Bancshares Inc (a)	2,043	34	Communications Software (0.07%)
Tompkins Financial Corp	518	23	Digi International Inc (a)	1,681	14
Tower Bancorp Inc	366	10	DivX Inc (a)	1,360	8
TowneBank/Portsmouth VA	2,052	26	Seachange International Inc (a)	1,634	12
Trico Bancshares	7,577	124	SolarWinds Inc (a)	2,600	57
Trustco Bank Corp NY	3,165	20			91
Trustmark Corp	10,773	205	Computer Aided Design (0.16%)
UMB Financial Corp	8,154	330	Aspen Technology Inc (a)	18,300	187
Umpqua Holdings Corp	14,387	152	MSC.Software Corp (a)	2,880	24
Union Bankshares Corp/VA	3,350	42			211
United Bankshares Inc	4,968	97
United Community Banks Inc/GA (a)	11,433	57	Computer Graphics (0.02%)
United Security Bancshares/Thomasville AL	626	14	Monotype Imaging Holdings Inc (a)	2,364	20
Univest Corp of Pennsylvania	845	18	Computer Services (1.02%)
Washington Banking Co	968	9	CACI International Inc (a)	1,665	79
Washington Trust Bancorp Inc	4,577	80	Ciber Inc (a)	30,105	120
Webster Financial Corp	3,825	48	COMSYS IT Partners Inc (a)	1,800	12
WesBanco Inc	5,992	93	Dynamics Research Corp (a)	5,389	70
West Bancorporation Inc	4,100	20	Insight Enterprises Inc (a)	9,918	121
Westamerica Bancorporation	808	42	Ness Technologies Inc (a)	2,573	20
Western Alliance Bancorp (a)	2,945	19	Perot Systems Corp (a)	18,928	562
Wilber Corp	600	5	SRA International Inc (a)	1,889	41

236

Schedule of Investments
SmallCap Value Account I
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Computer Services (continued)			Consumer Products - Miscellaneous (continued)
SYKES Enterprises Inc (a)	5,200 $	108	Prestige Brands Holdings Inc (a)	17,655 $	124
Unisys Corp (a)	66,371	177	Tupperware Brands Corp	4,700	188
Virtusa Corp (a)	2,055	20	WD-40 Co	504	14
		1,330			1,347
Computer Software (0.02%)			Containers - Metal & Glass (0.26%)
Avid Technology Inc (a)	1,283	18	Bway Holding Co (a)	719	13
Double-Take Software Inc (a)	156	2	Silgan Holdings Inc	6,192	327
		20			340
Computers (0.01%)			Containers - Paper & Plastic (0.51%)
Silicon Graphics International Corp (a)	2,772	19	AEP Industries Inc (a)	36	1
			Graphic Packaging Holding Co (a)	10,577	24
Computers - Integrated Systems (0.25%)			Rock-Tenn Co	13,680	645
Agilysys Inc	1,489	10			670
Cray Inc (a)	15,283	127
Mercury Computer Systems Inc (a)	8,820	87	Cosmetics & Toiletries (0.08%)
MTS Systems Corp	981	29	Bare Escentuals Inc (a)	5,500	66
Netscout Systems Inc (a)	3,823	52	Chattem Inc (a)	118	8
Radisys Corp (a)	2,600	22	Elizabeth Arden Inc (a)	1,387	16
Super Micro Computer Inc (a)	785	7	Inter Parfums Inc	1,162	14
		334	Revlon Inc (a)	1,045	5
					109
Computers - Memory Devices (0.08%)
Imation Corp	3,743	34	Data Processing & Management (0.17%)
Quantum Corp (a)	42,700	54	Acxiom Corp	1,283	12
SMART Modular Technologies WWH Inc (a)	3,932	19	CSG Systems International Inc (a)	6,177	99
		107	Fair Isaac Corp	3,143	68
			infoGROUP Inc	3,924	27
Computers - Peripheral Equipment (0.16%)			Schawk Inc	1,543	18
Electronics for Imaging Inc (a)	3,146	35			224
Rimage Corp (a)	1,035	18
Synaptics Inc (a)	6,200	156	Decision Support Software (0.03%)
		209	SPSS Inc (a)	800	40
Consulting Services (0.29%)			Diagnostic Equipment (0.12%)
CRA International Inc (a)	172	5	Affymetrix Inc (a)	17,127	150
Gartner Inc (a)	8,100	148	Home Diagnostics Inc (a)	836	6
Hackett Group Inc/The (a)	1,968	6			156
Hill International Inc (a)	277	2	Direct Marketing (0.06%)
MAXIMUS Inc	748	35	APAC Customer Services Inc (a)	6,600	39
Watson Wyatt Worldwide Inc	4,349	189	Harte-Hanks Inc	2,415	33
		385			72
Consumer Products - Miscellaneous (1.03%)			Disposable Medical Products (0.00%)
American Greetings Corp	7,729	172	Medical Action Industries Inc (a)	316	4
Blyth Inc	3,790	147
Central Garden and Pet Co - A Shares (a)	25,123	275	Distribution & Wholesale (0.85%)
Central Garden and Pet Co (a)	13,100	154	Beacon Roofing Supply Inc (a)	779	12
CSS Industries Inc	829	16	BMP Sunstone Corp (a)	296	1
Helen of Troy Ltd (a)	10,561	205	Brightpoint Inc (a)	24,900	218
Jarden Corp	1,565	44	Core-Mark Holding Co Inc (a)	6,453	184
Oil-Dri Corp of America	522	8	Houston Wire & Cable Co	3,247	36

237

Schedule of Investments
SmallCap Value Account I
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Distribution & Wholesale (continued)			Electric - Distribution (0.01%)
Owens & Minor Inc	461 $	21	Florida Public Utilities Co	626 $	8
Pool Corp	1,393	31
Scansource Inc (a)	1,646	47	Electric - Integrated (3.01%)
School Specialty Inc (a)	1,269	30	Allete Inc	2,081	70
Titan Machinery Inc (a)	101	1	Avista Corp	20,274	410
United Stationers Inc (a)	4,473	213	Black Hills Corp	8,801	221
Watsco Inc	2,300	124	Central Vermont Public Service Corp	1,153	22
WESCO International Inc (a)	6,900	199	CH Energy Group Inc	2,700	120
		1,117	Cleco Corp	12,124	304
			El Paso Electric Co (a)	21,941	388
Diversified Manufacturing Operations (2.18%)			Empire District Electric Co/The	1,942	35
Actuant Corp	7,518	121	IDACORP Inc	3,319	96
Acuity Brands Inc	8,242	265	MGE Energy Inc	5,335	195
Ameron International Corp	6,371	446	NorthWestern Corp	2,025	49
AO Smith Corp	4,510	172	Otter Tail Corp	1,979	47
AZZ Inc (a)	5,300	213	Pike Electric Corp (a)	904	11
Barnes Group Inc	20,316	347	PNM Resources Inc	4,978	58
Blount International Inc (a)	2,531	24	Portland General Electric Co	33,079	652
Brink's Co/The	4,000	108	UIL Holdings Corp	8,380	221
Chase Corp	548	6	Unisource Energy Corp	20,396	627
Colfax Corp (a)	1,659	17	Westar Energy Inc	21,200	414
EnPro Industries Inc (a)	22,101	505			3,940
Federal Signal Corp	3,167	23
GenTek Inc (a)	872	33	Electric Products - Miscellaneous (0.46%)
Griffon Corp (a)	2,903	29	GrafTech International Ltd (a)	31,720	466
Koppers Holdings Inc	9,466	281	Graham Corp	397	6
LSB Industries Inc (a)	8,100	126	Littelfuse Inc (a)	1,270	34
Standex International Corp	4,074	81	Molex Inc	4,800	100
Tredegar Corp	4,392	64			606
		2,861	Electronic Components - Miscellaneous (0.68%)
Diversified Minerals (0.02%)			Bel Fuse Inc	1,084	21
AMCOL International Corp	1,065	24	Benchmark Electronics Inc (a)	24,365	439
United States Lime & Minerals Inc (a)	39	2	CTS Corp	2,099	19
		26	Daktronics Inc	444	4
			LaBarge Inc (a)	284	3
Diversified Operations (0.06%)			Methode Electronics Inc	13,265	115
Compass Diversified Holdings	7,634	80	OSI Systems Inc (a)	5,904	108
Diversified Operations & Commercial Services (0.07%)			Plexus Corp (a)	4,044	106
Viad Corp	4,471	89	Rogers Corp (a)	729	22
			Technitrol Inc	5,398	50
E-Commerce - Products (0.09%)					887
Shutterfly Inc (a)	1,238	21	Electronic Components - Semiconductors (1.09%)
Vitacost.com Inc (a)	9,000	98	Amkor Technology Inc (a)	14,600	100
		119	Applied Micro Circuits Corp (a)	10,650	106
E-Commerce - Services (0.01%)			Ceva Inc (a)	281	3
Internet Brands Inc (a)	1,364	11	DSP Group Inc (a)	8,673	71
			GSI Technology Inc (a)	1,884	8
Educational Software (0.04%)			IXYS Corp	423	4
Rosetta Stone Inc (a)	2,500	57	Lattice Semiconductor Corp (a)	15,311	34

238

Schedule of Investments
SmallCap Value Account I
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Semiconductors			Entertainment Software (0.19%)
(continued)			Take-Two Interactive Software Inc (a)	22,737 $	255
Microtune Inc (a)	2,376 $	4
Omnivision Technologies Inc (a)	3,376	55	Environmental Monitoring & Detection (0.00%)
PMC - Sierra Inc (a)	21,200	203	Mine Safety Appliances Co	193	5
Semtech Corp (a)	4,800	82
Silicon Image Inc (a)	8,317	20	E-Services - Consulting (0.01%)
Skyworks Solutions Inc (a)	36,200	479	Perficient Inc (a)	2,259	19
White Electronic Designs Corp (a)	2,355	11
Zoran Corp (a)	21,578	249	Fiduciary Banks (0.10%)
		1,429	Boston Private Financial Holdings Inc	20,620	134
Electronic Design Automation (0.05%)			Filtration & Separation Products (0.07%)
Cogo Group Inc (a)	2,722	17	CLARCOR Inc	2,137	67
Mentor Graphics Corp (a)	4,710	44	Polypore International Inc (a)	1,518	20
		61			87
Electronic Measurement Instruments (0.03%)			Finance - Auto Loans (0.00%)
Analogic Corp	460	17	Credit Acceptance Corp (a)	48	2
FARO Technologies Inc (a)	170	3
Measurement Specialties Inc (a)	1,490	15	Finance - Consumer Loans (0.90%)
		35	Encore Capital Group Inc (a)	6,979	94
			Nelnet Inc (a)	18,156	226
E-Marketing & Information (0.02%)			Ocwen Financial Corp (a)	22,668	257
Digital River Inc (a)	496	20	World Acceptance Corp (a)	24,139	608
Energy - Alternate Sources (0.03%)					1,185
Green Plains Renewable Energy Inc (a)	942	7	Finance - Credit Card (0.02%)
Headwaters Inc (a)	9,900	38	CompuCredit Holdings Corp (a)	4,700	22
		45
			Finance - Investment Banker & Broker (2.12%)
Engineering - Research & Development Services (0.87%)			Diamond Hill Investment Group Inc (a)	31	2
EMCOR Group Inc (a)	45,096	1,142	E*Trade Financial Corp (a)	53,087	93
ENGlobal Corp (a)	116	1	Evercore Partners Inc - Class A	781	23
VSE Corp	85	3	GFI Group Inc	18,900	137
		1,146	International Assets Holding Corp (a)	56	1
Engines - Internal Combustion (0.05%)			Investment Technology Group Inc (a)	7,200	201
Briggs & Stratton Corp	3,319	64	JMP Group Inc	1,293	12
			KBW Inc (a)	1,190	38
Enterprise Software & Services (0.90%)			Knight Capital Group Inc (a)	38,387	835
American Software Inc/Georgia	185	1	MF Global Ltd (a)	3,933	28
Epicor Software Corp (a)	2,721	17	Oppenheimer Holdings Inc	576	14
JDA Software Group Inc (a)	5,500	121	optionsXpress Holdings Inc	13,700	237
Lawson Software Inc (a)	5,177	32	Penson Worldwide Inc (a)	24,600	240
Mantech International Corp (a)	1,661	78	Piper Jaffray Cos (a)	8,881	424
MedAssets Inc (a)	5,500	124	Sanders Morris Harris Group Inc	2,192	13
MicroStrategy Inc (a)	3,550	254	Stifel Financial Corp (a)	3,100	170
Omnicell Inc (a)	480	5	SWS Group Inc	11,137	160
Pervasive Software Inc (a)	1,569	8	TradeStation Group Inc (a)	18,439	150
Sybase Inc (a)	6,000	234			2,778
SYNNEX Corp (a)	10,169	310
		1,184	Finance - Leasing Company (0.14%)
			Financial Federal Corp	7,541	186

239

Schedule of Investments
SmallCap Value Account I
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Finance - Mortgage Loan/Banker (0.03%)			Footwear & Related Apparel (continued)
Doral Financial Corp (a)	9,100 $	34	Steven Madden Ltd (a)	2,400 $	88
			Timberland Co/The (a)	11,071	154
Finance - Other Services (0.06%)					701
BGC Partners Inc	18,904	81
			Funeral Services & Related Items (0.13%)
Financial Guarantee Insurance (1.12%)			Stewart Enterprises Inc	32,231	169
Ambac Financial Group Inc	16,175	27
Assured Guaranty Ltd	43,146	838	Gambling (Non-Hotel) (0.24%)
MGIC Investment Corp	21,634	160	Isle of Capri Casinos Inc (a)	25,000	295
Radian Group Inc	42,186	447	Pinnacle Entertainment Inc (a)	1,885	19
		1,472			314
Firearms & Ammunition (0.16%)			Gas - Distribution (2.25%)
Smith & Wesson Holding Corp (a)	5,900	31	Chesapeake Utilities Corp	2,605	81
Sturm Ruger & Co Inc	13,700	177	Laclede Group Inc/The	1,237	40
		208	New Jersey Resources Corp	22,022	800
			Nicor Inc	5,561	203
Fisheries (0.00%)			Northwest Natural Gas Co	3,665	153
HQ Sustainable Maritime Industries Inc (a)	63	1	Piedmont Natural Gas Co Inc	8,000	191
			South Jersey Industries Inc	8,098	286
Food - Canned (0.29%)
			Southwest Gas Corp	20,049	513
Del Monte Foods Co	18,200	211
			WGL Holdings Inc	20,593	682
Seneca Foods Corp (a)	927	25
					2,949
TreeHouse Foods Inc (a)	4,130	147
		383	Gold Mining (0.11%)
			Royal Gold Inc	2,900	132
Food - Miscellaneous/Diversified (0.71%)
			US Gold Corp (a)	4,479	13
American Italian Pasta Co (a)	8,226	224
					145
B&G Foods Inc	9,200	75
Chiquita Brands International Inc (a)	32,833	531	Golf (0.03%)
Diamond Foods Inc	367	12	Callaway Golf Co	4,362	33
Hain Celestial Group Inc (a)	1,941	37
M&F Worldwide Corp (a)	1,098	22	Hazardous Waste Disposal (0.03%)
Seaboard Corp	24	31	EnergySolutions Inc	4,346	40
		932	Health Care Cost Containment (0.00%)
Food - Retail (0.09%)			MedQuist Inc	899	6
Ruddick Corp	1,996	53
Village Super Market Inc	33	1	Heart Monitors (0.01%)
Weis Markets Inc	563	18	Cardiac Science Corp (a)	1,658	7
Winn-Dixie Stores Inc (a)	3,141	41
			Home Furnishings (0.64%)
		113
			American Woodmark Corp	1,011	20
Food - Wholesale & Distribution (0.52%)			Ethan Allen Interiors Inc	4,395	72
Fresh Del Monte Produce Inc (a)	17,249	390	Furniture Brands International Inc	13,700	76
Nash Finch Co	9,047	247	Hooker Furniture Corp	1,132	15
Spartan Stores Inc	3,541	50	Kimball International Inc	3,282	25
		687	La-Z-Boy Inc	18,668	161
Footwear & Related Apparel (0.54%)			Sealy Corp (a)	4,015	13
CROCS Inc (a)	3,517	23	Stanley Furniture Co Inc	1,045	11
Deckers Outdoor Corp (a)	1,900	161	Tempur-Pedic International Inc	23,800	451
Iconix Brand Group Inc (a)	13,940	174			844
Skechers U.S.A. Inc (a)	5,859	101

240

Schedule of Investments
SmallCap Value Account I
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Hotels & Motels (0.08%)			Internet Financial Services (0.00%)
Gaylord Entertainment Co (a)	2,148 $	43	Online Resources Corp (a)	912 $	6
Marcus Corp	1,230	16
Orient-Express Hotels Ltd	4,460	51	Internet Incubators (0.03%)
		110	ModusLink Global Solutions Inc (a)	2,509	20
			Safeguard Scientifics Inc (a)	1,236	14
Human Resources (0.41%)					34
AMN Healthcare Services Inc (a)	10,200	97
Barrett Business Services Inc	784	8	Internet Infrastructure Equipment (0.20%)
Cross Country Healthcare Inc (a)	1,976	18	Avocent Corp (a)	13,145	266
Heidrick & Struggles International Inc	1,114	26
			Internet Infrastructure Software (0.36%)
Kelly Services Inc	1,628	20
			TIBCO Software Inc (a)	49,746	472
Kforce Inc (a)	8,443	102
Korn/Ferry International (a)	2,362	34	Internet Security (0.05%)
MPS Group Inc (a)	6,337	67	SonicWALL Inc (a)	7,418	62
On Assignment Inc (a)	3,481	20	VASCO Data Security International Inc (a)	605	5
Spherion Corp (a)	17,720	110			67
TrueBlue Inc (a)	2,821	40
		542	Internet Telephony (0.01%)
			j2 Global Communications Inc (a)	381	9
Identification Systems - Development (0.25%)
Brady Corp	3,099	89	Intimate Apparel (0.13%)
Checkpoint Systems Inc (a)	14,101	232	Warnaco Group Inc/The (a)	3,800	167
		321
			Investment Companies (0.87%)
Industrial Audio & Video Products (0.00%)			Allied Capital Corp	29,882	92
China Security & Surveillance Technology			American Capital Ltd	60,253	195
Inc (a)	667	5
			Apollo Investment Corp	8,986	86
Industrial Automation & Robots (0.08%)			Ares Capital Corp	6,206	68
Cognex Corp	2,134	35	Fifth Street Finance Corp	11,806	129
Nordson Corp	1,265	71	Gladstone Capital Corp	5,800	52
		106	Hercules Technology Growth Capital Inc	6,261	61
			MCG Capital Corp (a)	44,560	187
Instruments - Controls (0.07%)
Spectrum Control Inc (a)	1,281	11	Medallion Financial Corp	1,747	15
Watts Water Technologies Inc	1,850	56	Patriot Capital Funding Inc	7,929	32
Woodward Governor Co	770	19	PennantPark Investment Corp	2,218	18
		86	Pennymac Mortgage Investment Trust (a)	2,700	54
			Prospect Capital Corp	10,597	113
Instruments - Scientific (0.17%)			TICC Capital Corp	4,600	23
FEI Co (a)	5,900	145	Triangle Capital Corp	758	9
Varian Inc (a)	1,427	73			1,134
		218
			Investment Management & Advisory Services (0.37%)
Insurance Brokers (0.00%)			Altisource Portfolio Solutions SA (a)	2,433	35
Crawford & Co (a)	402	2	Artio Global Investors Inc (a)	1,800	47
			Calamos Asset Management Inc	13,270	173
Internet Connectivity Services (0.01%)
			Epoch Holding Corp	132	1
PC-Tel Inc (a)	1,860	12
			GAMCO Investors Inc	298	14
Internet Content - Information & News (0.04%)			National Financial Partners Corp	24,664	215
Infospace Inc (a)	7,100	55	Virtus Investment Partners Inc (a)	170	3
			Westwood Holdings Group Inc	60	2
					490

241

Schedule of Investments
SmallCap Value Account I
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Lasers - Systems & Components (0.13%)			Machinery - Material Handling (0.11%)
Coherent Inc (a)	1,431 $	33	Cascade Corp	700 $		19
Cymer Inc (a)	1,660	65	Columbus McKinnon Corp/NY (a)	8,302		126
Electro Scientific Industries Inc (a)	1,663	22				145
Newport Corp (a)	2,436	21	Machinery Tools & Related Products (0.00%)
Rofin-Sinar Technologies Inc (a)	1,038	24	K-Tron International Inc (a)	57		5
		165
Leisure & Recreation Products (0.05%)			Marine Services (0.00%)
Brunswick Corp/DE	5,198	62	Great Lakes Dredge & Dock Corp	291		2

Life & Health Insurance (1.22%)			Medical - Biomedical/Gene (0.74%)
American Equity Investment Life Holding Co	38,625	271	Alexion Pharmaceuticals Inc (a)	2,600		116
Conseco Inc (a)	45,286	238	American Oriental Bioengineering Inc (a)	3,853		19
Delphi Financial Group Inc	33,105	749	Ariad Pharmaceuticals Inc (a)	13,900		31
FBL Financial Group Inc	731	14	Arqule Inc (a)	2,027		9
Kansas City Life Insurance Co	420	13	Cambrex Corp (a)	241		1
National Western Life Insurance Co	157	28	Celera Corp (a)	7,179		45
Phoenix Cos Inc/The	5,823	19	Cubist Pharmaceuticals Inc (a)	4,500		91
Protective Life Corp	12,000	257	Emergent Biosolutions Inc (a)	4,800		85
Universal American Corp/NY (a)	1,568	15	Geron Corp (a)	2,282		15
		1,604	Halozyme Therapeutics Inc (a)	2,700		19
			Incyte Corp (a)	7,200		49
Linen Supply & Related Items (0.05%)			InterMune Inc (a)	900		14
G&K Services Inc	1,264	28	Martek Biosciences Corp (a)	1,769		40
Unifirst Corp/MA	743	33	Maxygen Inc (a)	5,255		35
		61	PDL BioPharma Inc	25,300		199
Machinery - Construction & Mining (0.02%)			Protalix BioTherapeutics Inc (a)	5,700		47
Astec Industries Inc (a)	1,042	27	RTI Biologics Inc (a)	3,403		15
			Seattle Genetics Inc (a)	3,300		46
Machinery - Electrical (0.40%)			SuperGen Inc (a)	2,081		6
Baldor Electric Co	2,110	58	United Therapeutics Corp (a)	1,400		69
Franklin Electric Co Inc	1,546	44	XOMA Ltd (a)	30,300		24
Regal-Beloit Corp	9,259	423				975
		525
			Medical - Drugs (0.31%)
Machinery - Farm (0.01%)			Auxilium Pharmaceuticals Inc (a)	1,000		34
Alamo Group Inc	617	10	Biodel Inc (a)	112		1
Machinery - General Industry (1.17%)			Cadence Pharmaceuticals Inc (a)	2,600		29
Albany International Corp	1,491	29	Hi-Tech Pharmacal Co Inc (a)	653		15
Altra Holdings Inc (a)	9,668	108	Infinity Pharmaceuticals Inc (a)	993		6
Applied Industrial Technologies Inc	26,120	553	KV Pharmaceutical Co (a)	2,045		6
Chart Industries Inc (a)	14,568	315	Medicis Pharmaceutical Corp	3,166		68
DXP Enterprises Inc (a)	925	10	Medivation Inc (a)	1,300		35
Kadant Inc (a)	1,241	15	Pharmasset Inc (a)	1,200		25
Robbins & Myers Inc	1,639	38	Savient Pharmaceuticals Inc (a)	3,600		55
Tennant Co	800	23	Valeant Pharmaceuticals International (a)	2,600		73
Twin Disc Inc	849	11	Viropharma Inc (a)	3,892		37
Wabtec Corp/DE	11,400	428	XenoPort Inc (a)	1,300		28
		1,530				412
			Medical - Generic Drugs (0.07%)
			Caraco Pharmaceutical Laboratories Ltd (a)	735		4

242

Schedule of Investments
SmallCap Value Account I
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Generic Drugs (continued)			Medical Products (continued)
Par Pharmaceutical Cos Inc (a)	4,118 $	88	PSS World Medical Inc (a)	3,100 $		68
		92	Synovis Life Technologies Inc (a)	6,500		90
Medical - HMO (1.15%)						699
AMERIGROUP Corp (a)	8,300	184	Medical Sterilization Products (0.07%)
Centene Corp (a)	10,680	202	STERIS Corp	3,000		91
Healthspring Inc (a)	26,909	330
Magellan Health Services Inc (a)	5,974	186	Metal - Aluminum (0.04%)
Molina Healthcare Inc (a)	8,338	172	Century Aluminum Co (a)	2,744		26
Triple-S Management Corp (a)	8,456	142	Kaiser Aluminum Corp	886		32
WellCare Health Plans Inc (a)	11,934	294				58
		1,510	Metal Processors & Fabrication (0.60%)
Medical - Hospitals (0.04%)			Ampco-Pittsburgh Corp	1,771		47
Medcath Corp (a)	6,597	58	CIRCOR International Inc	4,338		123
			Hawk Corp (a)	444		6
Medical - Nursing Homes (0.15%)			Haynes International Inc (a)	680		22
Kindred Healthcare Inc (a)	2,481	40	Kaydon Corp	2,004		65
National Healthcare Corp	446	17	LB Foster Co (a)	660		20
Odyssey HealthCare Inc (a)	1,668	21	Mueller Industries Inc	11,420		273
Skilled Healthcare Group Inc (a)	11,553	93	RTI International Metals Inc (a)	3,054		76
Sun Healthcare Group Inc (a)	2,710	23	Worthington Industries Inc	11,539		160
		194				792
Medical - Outpatient & Home Medical Care (0.59%)			Metal Products - Fasteners (0.01%)
Allied Healthcare International Inc (a)	3,847	11	Eastern Co/The	596		9
Amedisys Inc (a)	4,558	199
Amsurg Corp (a)	1,919	40	Miscellaneous Manufacturers (0.08%)
Continucare Corp (a)	3,800	11	American Railcar Industries Inc	5,617		59
Gentiva Health Services Inc (a)	15,186	380	John Bean Technologies Corp	1,931		35
Res-Care Inc (a)	9,555	136	Portec Rail Products Inc	500		5
		777				99
Medical Imaging Systems (0.08%)			Motion Pictures & Services (0.02%)
Vital Images Inc (a)	8,078	101	Ascent Media Corp (a)	934		24

Medical Information Systems (0.02%)			MRI - Medical Diagnostic Imaging (0.09%)
Medidata Solutions Inc (a)	1,600	24	Alliance HealthCare Services Inc (a)	2,509		14
			Nighthawk Radiology Holdings Inc (a)	14,903		108
Medical Instruments (0.17%)			RadNet Inc (a)	256		1
Angiodynamics Inc (a)	1,805	25				123
Conmed Corp (a)	6,131	118	Multilevel Direct Selling (0.12%)
ev3 Inc (a)	4,483	55	Nu Skin Enterprises Inc	8,400		156
Natus Medical Inc (a)	737	11
Symmetry Medical Inc (a)	1,793	19	Multi-Line Insurance (0.11%)
		228	Horace Mann Educators Corp	8,773		123
Medical Laser Systems (0.01%)			United Fire & Casualty Co	1,252		22
Palomar Medical Technologies Inc (a)	477	8				145
			Multimedia (0.07%)
Medical Products (0.53%)			Journal Communications Inc	25,500		94
Cantel Medical Corp (a)	7,675	115
Hanger Orthopedic Group Inc (a)	1,287	18
Invacare Corp	18,315	408

243

Schedule of Investments
SmallCap Value Account I
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Networking Products (0.91%)			Oil & Gas Drilling (continued)
3Com Corp (a)	98,828 $	517	Pioneer Drilling Co (a)	7,953 $	58
Adaptec Inc (a)	15,149	50			227
Anixter International Inc (a)	6,079	244	Oil Company - Exploration & Production (2.40%)
Black Box Corp	4,574	115	Approach Resources Inc (a)	824	7
Extreme Networks (a)	9,297	26	ATP Oil & Gas Corp (a)	35,374	633
LogMeIn Inc (a)	2,000	37	Berry Petroleum Co	2,612	70
Netgear Inc (a)	1,690	31	Bill Barrett Corp (a)	2,537	83
Polycom Inc (a)	6,253	167	Clayton Williams Energy Inc (a)	3,800	114
		1,187	Endeavour International Corp (a)	906	1
Non-Ferrous Metals (0.15%)			EXCO Resources Inc	18,600	348
Brush Engineered Materials Inc (a)	2,649	65	Georesources Inc (a)	745	8
Globe Specialty Metals Inc (a)	5,600	50	Goodrich Petroleum Corp (a)	1,351	35
Horsehead Holding Corp (a)	2,031	24	Gran Tierra Energy Inc (a)	13,190	55
USEC Inc (a)	12,978	61	Gulfport Energy Corp (a)	30,100	263
		200	McMoRan Exploration Co (a)	4,800	36
Non-Hazardous Waste Disposal (0.01%)			Parallel Petroleum Corp (a)	45,800	145
Waste Services Inc (a)	3,453	16	Penn Virginia Corp	2,958	68
			Petroleum Development Corp (a)	13,072	244
Office Furnishings - Original (0.11%)			Rosetta Resources Inc (a)	12,287	181
HNI Corp	800	19	Stone Energy Corp (a)	30,044	490
Knoll Inc	9,700	101	Swift Energy Co (a)	6,887	163
Steelcase Inc	4,179	26	Toreador Resources Corp	2,700	27
		146	Vaalco Energy Inc (a)	29,459	136
Office Supplies & Forms (0.11%)			W&T Offshore Inc	3,000	35
ACCO Brands Corp (a)	11,237	81			3,142
Ennis Inc	4,189	68	Oil Field Machinery & Equipment (0.31%)
		149	Bolt Technology Corp (a)	3,939	50
Oil - Field Services (0.87%)			Complete Production Services Inc (a)	12,817	145
Allis-Chalmers Energy Inc (a)	5,795	25	Gulf Island Fabrication Inc	1,141	21
Boots & Coots Inc (a)	8,010	13	Lufkin Industries Inc	1,770	94
Cal Dive International Inc (a)	41,999	415	NATCO Group Inc (a)	1,069	47
CARBO Ceramics Inc	155	8	Natural Gas Services Group Inc (a)	1,145	20
Global Industries Ltd (a)	25,212	240	T-3 Energy Services Inc (a)	1,425	28
Helix Energy Solutions Group Inc (a)	4,500	67			405
Hornbeck Offshore Services Inc (a)	2,849	79	Oil Refining & Marketing (0.28%)
Key Energy Services Inc (a)	7,915	69	Alon USA Energy Inc	738	7
Matrix Service Co (a)	1,884	20	CVR Energy Inc (a)	2,134	27
Newpark Resources Inc (a)	5,896	19	Delek US Holdings Inc	1,920	16
RPC Inc	4,462	47	Holly Corp	6,575	168
Tetra Technologies Inc (a)	12,999	126	Western Refining Inc (a)	22,118	143
Union Drilling Inc (a)	1,000	8			361
		1,136	Paper & Related Products (0.63%)
Oil & Gas Drilling (0.17%)			Boise Inc (a)	1,631	9
Atlas Energy Inc	1,110	30	Buckeye Technologies Inc (a)	28,325	304
Hercules Offshore Inc (a)	4,373	22	Clearwater Paper Corp (a)	602	25
Parker Drilling Co (a)	21,468	117	Domtar Corp (a)	2,484	87
			Glatfelter	2,984	34
			KapStone Paper and Packaging Corp (a)	2,258	18

244

Schedule of Investments
SmallCap Value Account I
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Paper & Related Products (continued)			Property & Casualty Insurance (continued)
Schweitzer-Mauduit International Inc	5,939 $	323	Baldwin & Lyons Inc	862 $	20
Wausau Paper Corp	1,858	19	CNA Surety Corp (a)	1,103	18
		819	Donegal Group Inc	1,374	21
Patient Monitoring Equipment (0.01%)			EMC Insurance Group Inc	511	11
Aspect Medical Systems Inc (a)	1,595	19	Employers Holdings Inc	3,102	48
			Enstar Group Ltd (a)	380	24
Photo Equipment & Supplies (0.06%)			First Mercury Financial Corp	746	10
Eastman Kodak Co	15,123	72	FPIC Insurance Group Inc (a)	2,702	91
			Hallmark Financial Services (a)	5,168	42
Physical Therapy & Rehabilitation Centers (0.36%)			Harleysville Group Inc	2,669	84
Healthsouth Corp (a)	23,600	369	Infinity Property & Casualty Corp	890	38
Psychiatric Solutions Inc (a)	1,044	28	Meadowbrook Insurance Group Inc	14,210	105
RehabCare Group Inc (a)	2,891	63	Mercer Insurance Group Inc	575	10
US Physical Therapy Inc (a)	666	10	National Interstate Corp	616	11
		470	Navigators Group Inc (a)	4,210	232
Physician Practice Management (0.09%)			NYMAGIC Inc	1,977	34
American Dental Partners Inc (a)	5,663	79	PMA Capital Corp (a)	9,700	55
Healthways Inc (a)	2,181	34	ProAssurance Corp (a)	3,764	196
		113	RLI Corp	1,608	85
			Safety Insurance Group Inc	745	25
Platinum (0.08%)
			SeaBright Insurance Holdings Inc (a)	2,224	25
Stillwater Mining Co (a)	15,684	105
			Selective Insurance Group	14,699	231
Poultry (0.02%)			Tower Group Inc	1,458	36
Sanderson Farms Inc	700	26	Zenith National Insurance Corp	2,042	63
					2,451
Power Converter & Supply Equipment (0.08%)			Protection - Safety (0.02%)
Powell Industries Inc (a)	1,600	61	Landauer Inc	365	20
PowerSecure International Inc (a)	4,708	32
Vicor Corp	1,153	9	Publicly Traded Investment Fund (0.03%)
		102	Kayne Anderson Energy Development Co	3,278	43
Precious Metals (0.17%)
Coeur d'Alene Mines Corp (a)	11,115	228	Publishing - Books (0.04%)
			Courier Corp	1,071	16
Printing - Commercial (0.31%)			Scholastic Corp	1,474	36
Consolidated Graphics Inc (a)	3,500	87			52
Multi-Color Corp	98	2	Publishing - Newspapers (0.02%)
Valassis Communications Inc (a)	17,942	321	AH Belo Corp	8,800	28
		410
			Publishing - Periodicals (0.00%)
Private Corrections (0.09%)
Cornell Cos Inc (a)	1,125	25	Primedia Inc	1,405	4
Geo Group Inc/The (a)	4,700	95	Quarrying (0.17%)
		120	Compass Minerals International Inc	3,700	228
Property & Casualty Insurance (1.87%)
American Physicians Capital Inc	4,669	135	Racetracks (0.03%)
American Physicians Service Group Inc	653	15	Churchill Downs Inc	619	24
American Safety Insurance Holdings Ltd (a)	1,585	25	Speedway Motorsports Inc	1,427	20
Amerisafe Inc (a)	31,758	548			44
Amtrust Financial Services Inc	18,712	213

245

Schedule of Investments
SmallCap Value Account I
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Radio (0.04%)			REITS - Diversified (continued)
Cumulus Media Inc (a)	1,200 $	2	Washington Real Estate Investment Trust	3,332 $	96
Entercom Communications Corp	8,700	44			1,495
		46	REITS - Healthcare (1.44%)
Real Estate Operator & Developer (0.10%)			Healthcare Realty Trust Inc	3,801	80
Forestar Group Inc (a)	1,955	34	LTC Properties Inc	8,760	211
Government Properties Income Trust	2,500	60	Medical Properties Trust Inc	29,613	231
Hilltop Holdings Inc (a)	2,547	31	National Health Investors Inc	1,617	51
		125	Omega Healthcare Investors Inc	30,569	490
Recreational Centers (0.05%)			Senior Housing Properties Trust	41,900	801
Life Time Fitness Inc (a)	2,370	66	Universal Health Realty Income Trust	520	17
					1,881
Recreational Vehicles (0.17%)			REITS - Hotels (0.99%)
Polaris Industries Inc	5,400	220	Ashford Hospitality Trust Inc	14,500	50
			DiamondRock Hospitality Co	27,371	222
Recycling (0.08%)
			FelCor Lodging Trust Inc	3,656	17
Metalico Inc (a)	26,234	109
			Hersha Hospitality Trust	5,900	18
Reinsurance (1.55%)			Hospitality Properties Trust	16,900	344
Argo Group International Holdings Ltd (a)	8,039	271	LaSalle Hotel Properties	22,099	435
Aspen Insurance Holdings Ltd	16,250	430	Strategic Hotels & Resorts Inc	30,200	78
Flagstone Reinsurance Holdings Ltd	2,201	25	Sunstone Hotel Investors Inc	19,630	139
Greenlight Capital Re Ltd (a)	1,619	30			1,303
Maiden Holdings Ltd	3,023	22	REITS - Manufactured Homes (0.38%)
Max Capital Group Ltd	14,470	309	Equity Lifestyle Properties Inc	7,609	326
Montpelier Re Holdings Ltd ADR	4,867	79	Sun Communities Inc	7,864	169
Platinum Underwriters Holdings Ltd	21,115	757	UMH Properties Inc	679	5
Validus Holdings Ltd	4,401	114			500
		2,037
			REITS - Mortgage (1.10%)
REITS - Apartments (0.42%)			American Capital Agency Corp	1,019	29
American Campus Communities Inc	6,675	179	Anthracite Capital Inc	55,600	58
Associated Estates Realty Corp	3,900	37	Anworth Mortgage Asset Corp	25,409	200
Education Realty Trust Inc	14,631	87	Capstead Mortgage Corp	4,213	59
Home Properties Inc	3,869	167	Cypress Sharpridge Investments Inc	4,500	64
Mid-America Apartment Communities Inc	893	40	Dynex Capital Inc	1,151	10
Post Properties Inc	2,539	46	Hatteras Financial Corp	2,329	70
		556	Invesco Mortgage Capital Inc	1,500	33
REITS - Diversified (1.14%)			iStar Financial Inc	28,800	88
Colonial Properties Trust	28,788	280	MFA Mortgage Investments Inc	78,797	627
Cousins Properties Inc	2,125	18	NorthStar Realty Finance Corp	25,432	89
DuPont Fabros Technology Inc	1,170	16	Redwood Trust Inc	3,865	60
Entertainment Properties Trust	12,792	437	Resource Capital Corp	6,300	34
Gladstone Commercial Corp	889	12	Walter Investment Management Corp	1,025	16
Investors Real Estate Trust	3,554	32			1,437
Lexington Realty Trust	80,292	409	REITS - Office Property (1.11%)
Mission West Properties Inc	1,860	12	BioMed Realty Trust Inc	30,855	426
Potlatch Corp	1,233	35	Corporate Office Properties Trust SBI MD	5,400	199
PS Business Parks Inc	2,885	148	Douglas Emmett Inc	2,600	32
			Franklin Street Properties Corp	3,875	51

246

Schedule of Investments
SmallCap Value Account I
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Office Property (continued)			Research & Development (0.24%)
Highwoods Properties Inc	6,436 $	202	Albany Molecular Research Inc (a)	2,399 $	21
HRPT Properties Trust	23,800	179	Kendle International Inc (a)	17,520	293
Kilroy Realty Corp	2,783	77			314
Parkway Properties Inc/Md	14,388	284	Resorts & Theme Parks (0.05%)
		1,450	Vail Resorts Inc (a)	1,915	64
REITS - Regional Malls (0.66%)
CBL & Associates Properties Inc	52,764	512	Retail - Apparel & Shoe (2.24%)
Glimcher Realty Trust	32,500	119	AnnTaylor Stores Corp (a)	3,379	54
Pennsylvania Real Estate Investment Trust	30,065	229	Brown Shoe Co Inc	10,666	86
		860	Buckle Inc/The	9,009	308
			Cato Corp/The	14,200	288
REITS - Shopping Centers (0.64%)			Charlotte Russe Holding Inc (a)	674	12
Acadia Realty Trust	4,489	68	Charming Shoppes Inc (a)	5,911	29
Cedar Shopping Centers Inc	11,825	76	Collective Brands Inc (a)	11,137	193
Developers Diversified Realty Corp	25,917	239	Dress Barn Inc (a)	14,062	252
Equity One Inc	2,082	33	DSW Inc (a)	14,248	228
Inland Real Estate Corp	15,021	132	Finish Line Inc/The	14,648	149
Ramco-Gershenson Properties Trust	1,621	14	Genesco Inc (a)	1,268	30
Saul Centers Inc	4,851	156	Gymboree Corp (a)	5,480	265
Tanger Factory Outlet Centers	1,121	42	HOT Topic Inc (a)	26,437	198
Urstadt Biddle Properties Inc	5,488	80	JOS A Bank Clothiers Inc (a)	9,100	407
		840	Men's Wearhouse Inc	15,403	380
REITS - Single Tenant (0.71%)			Shoe Carnival Inc (a)	988	15
Agree Realty Corp	742	17	Stage Stores Inc	2,526	33
Getty Realty Corp	1,039	26	Stein Mart Inc (a)	161	2
National Retail Properties Inc	41,092	882			2,929
		925
			Retail - Appliances (0.04%)
REITS - Storage (0.16%)			Conn's Inc (a)	1,015	12
Extra Space Storage Inc	12,663	134	hhgregg Inc (a)	2,600	44
Sovran Self Storage Inc	1,445	44			56
U-Store-It Trust	5,119	32
			Retail - Auto Parts (0.02%)
		210	PEP Boys-Manny Moe & Jack	2,762	27
REITS - Warehouse & Industrial (0.55%)
DCT Industrial Trust Inc	53,565	274	Retail - Automobile (0.77%)
EastGroup Properties Inc	643	25	America's Car-Mart Inc (a)	420	10
First Industrial Realty Trust Inc	27,800	146	Asbury Automotive Group Inc	30,410	385
First Potomac Realty Trust	22,094	255	Group 1 Automotive Inc	10,294	276
Monmouth Real Estate Investment Corp	2,147	15	Lithia Motors Inc	7,805	122
		715	Rush Enterprises Inc - Class A (a)	4,474	58
			Sonic Automotive Inc	14,457	152
Rental - Auto & Equipment (1.25%)
					1,003
Avis Budget Group Inc (a)	17,303	231
Dollar Thrifty Automotive Group Inc (a)	14,327	352	Retail - Bookstore (0.15%)
Electro Rent Corp	1,770	20	Barnes & Noble Inc	7,800	173
H&E Equipment Services Inc (a)	1,799	20	Books-A-Million Inc	653	8
Mcgrath Rentcorp	1,352	29	Borders Group Inc (a)	4,810	15
Rent-A-Center Inc/TX (a)	49,989	944			196
United Rentals Inc (a)	3,464	36	Retail - Computer Equipment (0.04%)
		1,632	PC Connection Inc (a)	3,382	18

247

Schedule of Investments
SmallCap Value Account I
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Computer Equipment (continued)			Retail - Perfume & Cosmetics (0.02%)
PC Mall Inc (a)	3,080 $	21	Sally Beauty Holdings Inc (a)	4,534 $		32
Systemax Inc (a)	737	9
		48	Retail - Petroleum Products (0.39%)
			World Fuel Services Corp	10,500		505
Retail - Consumer Electronics (0.01%)
Rex Stores Corp (a)	750	8	Retail - Regional Department Store (0.19%)
			Dillard's Inc	16,860		238
Retail - Convenience Store (0.16%)			Retail Ventures Inc (a)	2,722		14
Casey's General Stores Inc	1,259	39				252
Pantry Inc/The (a)	10,302	162
Susser Holdings Corp (a)	704	9	Retail - Restaurants (0.74%)
		210	AFC Enterprises Inc (a)	2,450		21
			Benihana Inc (a)	705		4
Retail - Discount (0.03%)			Bob Evans Farms Inc	1,940		56
99 Cents Only Stores (a)	582	8	CEC Entertainment Inc (a)	11,300		292
Fred's Inc	1,830	23	Cracker Barrel Old Country Store Inc	3,011		104
Tuesday Morning Corp (a)	3,046	13	Domino's Pizza Inc (a)	2,180		19
		44	Einstein Noah Restaurant Group Inc (a)	4,534		55
Retail - Drug Store (0.01%)			O'Charleys Inc	1,698		16
Allion Healthcare Inc (a)	2,024	12	Papa John's International Inc (a)	414		10
			Red Robin Gourmet Burgers Inc (a)	1,202		24
Retail - Fabric Store (0.05%)			Ruby Tuesday Inc (a)	19,324		163
Jo-Ann Stores Inc (a)	2,543	68	Ruth's Hospitality Group Inc (a)	41,564		175
Retail - Hair Salons (0.04%)			Sonic Corp (a)	537		6
Regis Corp	3,712	58	Steak N Shake Co/The (a)	1,598		19
						964
Retail - Home Furnishings (0.02%)			Retail - Sporting Goods (0.13%)
Haverty Furniture Cos Inc	1,896	22	Cabela's Inc (a)	12,772		170
			Zumiez Inc (a)	145		3
Retail - Jewelry (0.09%)						173
Zale Corp (a)	17,100	122
			Retail - Toy Store (0.01%)
Retail - Leisure Products (0.04%)			Build-A-Bear Workshop Inc (a)	1,710		8
Steinway Musical Instruments (a)	3,300	39
West Marine Inc (a)	1,465	12	Rubber & Plastic Products (0.07%)
		51	Myers Industries Inc	8,136		88

Retail - Mail Order (0.01%)			Satellite Telecommunications (0.27%)
Sport Supply Group Inc	679	7	DigitalGlobe Inc (a)	8,800		197
			EchoStar Holding Corp (a)	8,300		153
Retail - Major Department Store (0.03%)						350
Saks Inc (a)	6,541	45
			Savings & Loans - Thrifts (1.29%)
Retail - Office Supplies (0.01%)			Astoria Financial Corp	4,811		53
OfficeMax Inc	1,457	18	Beneficial Mutual Bancorp Inc (a)	2,112		19
			Berkshire Hills Bancorp Inc	3,416		75
Retail - Pawn Shops (0.64%)			Brookline Bancorp Inc	14,537		141
Cash America International Inc	25,357	765	Brooklyn Federal Bancorp Inc	171		2
Ezcorp Inc (a)	5,400	74	Cape Bancorp Inc (a)	1,202		9
		839	Clifton Savings Bancorp Inc	924		9
			Danvers Bancorp Inc	1,778		24
			Dime Community Bancshares	20,257		232

248

Schedule of Investments
SmallCap Value Account I
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Savings & Loans - Thrifts (continued)			Semiconductor Equipment (0.48%)
ESB Financial Corp	942 $	13	ATMI Inc (a)	1,465 $	27
ESSA Bancorp Inc	1,489	20	Brooks Automation Inc (a)	3,882	30
First Defiance Financial Corp	2,336	35	Cabot Microelectronics Corp (a)	1,213	42
First Financial Holdings Inc	4,269	68	Cohu Inc	1,392	19
First Financial Northwest Inc	1,799	10	Entegris Inc (a)	32,739	162
First Niagara Financial Group Inc	32,646	402	MKS Instruments Inc (a)	9,527	184
Flushing Financial Corp	5,924	68	Photronics Inc (a)	12,453	59
Fox Chase Bancorp Inc (a)	616	6	Veeco Instruments Inc (a)	4,511	105
Home Bancorp Inc (a)	915	11			628
Investors Bancorp Inc (a)	2,864	30	Shipbuilding (0.01%)
Kearny Financial Corp	1,604	17	Todd Shipyards Corp	600	10
Legacy Bancorp Inc/MA	758	8
NASB Financial Inc	371	10	Silver Mining (0.04%)
NewAlliance Bancshares Inc	6,866	73	Hecla Mining Co (a)	13,297	58
Northfield Bancorp Inc	1,267	16
Northwest Bancorp Inc	1,114	25	Steel - Producers (0.18%)
OceanFirst Financial Corp	1,002	12	Schnitzer Steel Industries Inc	4,300	229
Oritani Financial Corp	207	3
Provident Financial Services Inc	14,076	145	Steel Pipe & Tube (0.05%)
			Furmanite Corp (a)	1,329	6
Provident New York Bancorp	2,194	21
			Mueller Water Products Inc - Class A	6,822	37
Rockville Financial Inc	814	9
			Northwest Pipe Co (a)	574	19
United Community Financial Corp/OH (a)	8,379	15
					62
United Financial Bancorp Inc	1,398	16
Waterstone Financial Inc (a)	947	5	Storage & Warehousing (0.02%)
Westfield Financial Inc	1,972	17	Mobile Mini Inc (a)	1,458	25
WSFS Financial Corp	2,700	72
		1,691	Telecommunication Equipment (1.04%)
			ADC Telecommunications Inc (a)	5,152	43
Schools (0.06%)			Adtran Inc	780	19
Bridgepoint Education Inc (a)	5,300	81	Arris Group Inc (a)	46,346	603
			Communications Systems Inc	626	7
Seismic Data Collection (0.27%)
			CPI International Inc (a)	2,039	23
Dawson Geophysical Co (a)	4,683	128
			Plantronics Inc	15,600	418
Geokinetics Inc (a)	181	4
			Preformed Line Products Co	20	1
ION Geophysical Corp (a)	54,233	191
			Sonus Networks Inc (a)	12,900	27
OYO Geospace Corp (a)	417	11
			Symmetricom Inc (a)	9,275	48
TGC Industries Inc (a)	3,100	15
			Tekelec (a)	10,274	169
		349
					1,358
Semiconductor Component - Integrated Circuits (0.35%)
Cypress Semiconductor Corp (a)	15,600	161	Telecommunication Equipment - Fiber Optics (0.10%)
			Harmonic Inc (a)	2,193	15
Emulex Corp (a)	704	7
			Oplink Communications Inc (a)	5,584	81
Micrel Inc	2,838	23
			Sycamore Networks Inc (a)	12,837	39
Pericom Semiconductor Corp (a)	2,474	24
					135
Sigma Designs Inc (a)	13,574	197
Standard Microsystems Corp (a)	926	22	Telecommunication Services (0.43%)
Techwell Inc (a)	140	2	Consolidated Communications Holdings Inc	3,674	59
TriQuint Semiconductor Inc (a)	3,569	28	Harris Stratex Networks Inc (a)	9,813	69
		464	Iowa Telecommunications Services Inc	1,800	22
			Knology Inc (a)	1,990	19
			MasTec Inc (a)	11,345	138

249

Schedule of Investments
SmallCap Value Account I
September 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Telecommunication Services (continued)			Transport - Marine (0.94%)
Premiere Global Services Inc (a)	15,260 $	127	DHT Maritime Inc	11,566 $	43
USA Mobility Inc	9,841	127	Eagle Bulk Shipping Inc	3,372	17
		561	Genco Shipping & Trading Ltd	1,530	32
Telephone - Integrated (0.41%)			General Maritime Corp	3,068	24
Atlantic Tele-Network Inc	2,469	132	Golar LNG Ltd	1,177	13
Cincinnati Bell Inc (a)	107,279	375	Gulfmark Offshore Inc (a)	12,191	399
D&E Communications Inc	1,523	18	Horizon Lines Inc	15,600	99
General Communication Inc (a)	1,783	12	International Shipholding Corp	3,376	104
		537	Knightsbridge Tankers Ltd	7,487	98
			Nordic American Tanker Shipping	5,037	149
Television (0.19%)			Ship Finance International Ltd	1,787	22
Belo Corp	5,942	32	TBS International Ltd (a)	27,300	238
LIN TV Corp (a)	17,000	81			1,238
Sinclair Broadcast Group Inc	39,669	142
		255	Transport - Services (0.14%)
			Bristow Group Inc (a)	1,891	56
Textile - Apparel (0.32%)			Dynamex Inc (a)	292	5
Perry Ellis International Inc (a)	26,231	421	HUB Group Inc (a)	1,239	28
Theaters (0.08%)			Pacer International Inc	18,500	72
Carmike Cinemas Inc (a)	6,100	62	PHI Inc (a)	759	15
Cinemark Holdings Inc	302	3	Universal Truckload Services Inc	600	10
National CineMedia Inc	2,679	45			186
		110	Transport - Truck (0.50%)
Therapeutics (0.06%)			Arkansas Best Corp	6,131	183
Cypress Bioscience Inc (a)	2,400	19	Forward Air Corp	850	20
Questcor Pharmaceuticals Inc (a)	10,100	56	Heartland Express Inc	8,532	123
		75	Knight Transportation Inc	2,429	41
			Marten Transport Ltd (a)	4,700	80
Tobacco (0.06%)			Old Dominion Freight Line Inc (a)	1,309	40
Alliance One International Inc (a)	3,271	15	Saia Inc (a)	7,524	121
Universal Corp/VA	1,498	62	Werner Enterprises Inc	2,765	51
		77			659
Toys (0.20%)			Travel Services (0.00%)
Jakks Pacific Inc (a)	17,881	256	Interval Leisure Group Inc (a)	248	3

Transactional Software (0.00%)			Vitamins & Nutrition Products (0.01%)
Synchronoss Technologies Inc (a)	237	3	Nutraceutical International Corp (a)	1,045	12
			Schiff Nutrition International Inc	1,046	5
Transport - Air Freight (0.16%)
Air Transport Services Group Inc (a)	1,949	7			17
Atlas Air Worldwide Holdings Inc (a)	6,249	200	Water (0.25%)
		207	American States Water Co	3,593	130
			California Water Service Group	4,196	163
Transport - Equipment & Leasing (0.12%)
Aircastle Ltd	12,122	117	Pico Holdings Inc (a)	648	22
			SJW Corp	733	17
Amerco Inc (a)	528	24
Textainer Group Holdings Ltd	883	14			332
Willis Lease Finance Corp (a)	496	7	Web Hosting & Design (0.02%)
		162	Web.com Group Inc (a)	2,769	20

250

Schedule of Investments
SmallCap Value Account I
September 30, 2009 (unaudited)

			(a) Non-Income Producing Security
	Shares	Value
	Held	(000's)	Unrealized Appreciation (Depreciation)
COMMON STOCKS (continued)			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
			of investments held by the account as of the period end were as follows:
Web Portals (0.57%)
Earthlink Inc	24,398 $	205	Unrealized Appreciation	$ 19,521
United Online Inc	67,941	546	Unrealized Depreciation	(21,491)
		751	Net Unrealized Appreciation (Depreciation)	(1,970)
Wire & Cable Products (0.21%)			Cost for federal income tax purposes	132,987
Belden Inc	5,516	127	All dollar amounts are shown in thousands (000's)
Encore Wire Corp	4,901	110
Fushi Copperweld Inc (a)	1,692	14	Portfolio Summary (unaudited)
Insteel Industries Inc	1,805	22	Sector	Percent
		273	Financial	32.74%
			Industrial	14.95%
Wireless Equipment (0.23%)			Consumer, Non-cyclical	13.66%
Airvana Inc (a)	1,060	7	Consumer, Cyclical	13.35%
Globecomm Systems Inc (a)	2,167	16	Communications	5.71%
			Utilities	5.52%
Novatel Wireless Inc (a)	18,400	209	Technology	5.37%
Powerwave Technologies Inc (a)	13,508	21	Energy	4.38%
RF Micro Devices Inc (a)	8,041	44	Basic Materials	4.22%
			Diversified	0.06%
		297	Exchange Traded Funds	0.03%
TOTAL COMMON STOCKS	$ 127,472		Other Assets in Excess of Liabilities, Net	0.01%
			TOTAL NET ASSETS	100.00%
	Principal
	Amount	Value	Other Assets Summary (unaudited)
	(000's)	(000's)	Asset Type	Percent
REPURCHASE AGREEMENTS (2.70%)			Futures	4.14%
Diversified Banking Institutions (2.70%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.03%
dated 09/30/09 maturing 10/01/09
(collateralized by Sovereign Agency
Issues; $1,122,000; 0.00% - 5.70%; dated
11/13/09 - 11/19/24)	$ 1,100 $	1,100
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.03%
dated 09/30/09 maturing 10/01/09
(collateralized by US Treasury Notes;
$1,091,000; 0.88%; dated 12/31/10 -
03/31/11)	1,070	1,070
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.06% dated 09/30/09 maturing 10/01/09
(collateralized by Sovereign Agency
Issues; $312,000; 0.00% - 3.75%; dated
11/13/09 - 03/27/19)	305	305
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.03% dated 09/30/09 maturing 10/01/09
(collateralized by Sovereign Agency Issue;
$1,091,000; 0.00%; dated 02/26/10)	1,070	1,070
		3,545

TOTAL REPURCHASE AGREEMENTS	$ 3,545
Total Investments	$ 131,017
Other Assets in Excess of Liabilities, Net - 0.01%		8
TOTAL NET ASSETS - 100.00%	$ 131,025

		251

Schedule of Investments
SmallCap Value Account I
September 30, 2009 (unaudited)

Futures Contracts
				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)
Russell 2000 Mini; December 2009	Buy	90	$ 5,377	$ 5,427	$ 50
All dollar amounts are shown in thousands (000's)

252

Security Valuation. Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal
LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, and
Principal LifeTime Strategic Income Account (collectively, the “Principal LifeTime Accounts”) along with
SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio,
SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”)
invest in combinations of other series of Principal Variable Contracts Funds, Inc. and Principal Funds, Inc.
(the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

Asset Allocation Account, Balanced Account, Bond & Mortgage Securities Account, Diversified
International Account, Equity Income Account, Government & High Quality Bond Account, Income
Account, International Emerging Markets Account, International SmallCap Account, LargeCap Blend
Account II, LargeCap Growth Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account,
LargeCap Value Account, LargeCap Value Account III, MidCap Blend Account, MidCap Growth Account
I, MidCap Stock Account, MidCap Value Account II, Mortgage Securities Account, Principal Capital
Appreciation Account, Real Estate Securities Account, Short-Term Bond Account, Short-Term Income
Account, SmallCap Blend Account, SmallCap Growth Account II, and SmallCap Value Account I “known as the Accounts” value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal
Management Corporation (the “Manager”) under procedures established and periodically reviewed by the
Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the account’s net asset value are ordinarily not reflected in the account’s net asset value. If the Manager reasonably believes events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the account’s net asset value will materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices and foreign currencies.

To the extent each account invests in foreign securities listed on foreign exchanges which trade on days on which the account does not determine its net asset value, for example weekends and other customary national U.S. holidays, each account’s net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Money Market Account values its securities at amortized cost as permitted under

Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the account.

Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts.
Unobservable inputs are inputs that reflect the Accounts own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

ÏLevel 1 – Quoted prices are available in active markets for identical securities as of the reporting date.
The type of securities included in Level 1 includes listed equities and listed derivatives.

ÏLevel 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

ÏLevel 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Account’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily priced using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level
3. Valuation models rely on one or more significant unobservable inputs. Frequently, fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market
Account are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940.
Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Accounts' securities carried at value (amounts shown in thousands):

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)
Asset Allocation Account
Equities
Basic Materials	$ 886	$ 115	$ -	$ 1,001
Communications	2,142	651	-	2,793
Consumer, Cyclical	2,067	323	-	2,390
Consumer, Non-cyclical	6,186	1,394	-	7,580
Diversified	20	79	-	99
Energy	3,462	595	-	4,057
Exchange Traded Funds	2,750	-	-	2,750
Financial	3,185	1,310	-	4,495
Industrial	2,553	455	-	3,008
Technology	3,626	238	-	3,864
Utilities	-	359	-	359
Debt securities issued by the U.S. Treasury and other U.S. government	-	15,827	114	15,941
corporations and agencies

Debt securities issued by foreign governments	-	31	-	31
Corporate debt securities	-	7,812	-	7,812
Commercial mortgage-backed securities	-	482	-	482
Other debt obligations	-	8,317	-	8,317
Total investments in securities $	26,877	$ 37,988	$ 114	$ 64,979
Foreign Currency Contracts*	$ -	$ 110	$ -	$ 110
Futures*	$ (23) $	-	$ -	$ (23)

Balanced Account
Equities
Basic Materials	$ 1,258	$ 22	$ -	$ 1,280
Communications	3,482	-	-	3,482
Consumer, Cyclical	2,901	-	-	2,901
Consumer, Non-cyclical	7,460	-	-	7,460
Diversified	5	-	-	5
Energy	3,913	-	-	3,913
Exchange Traded Funds	490	-	-	490
Financial	5,543	-	-	5,543
Industrial	4,082	-	-	4,082
Technology	4,554	-	-	4,554
Utilities	1,233	-	-	1,233
Debt securities issued by the U.S. Treasury and other U.S. government	-	10,219	-	10,219
corporations and agencies
Debt securities issued by states of the U.S. and political subdivisions of	-	42	-	42
the states
Debt securities issued by foreign governments	-	153	-	153
Corporate debt securities	-	9,939	390	10,329
Residential mortgage-backed securities		545	25	570
Commercial mortgage-backed securities	-	1,613	168	1,781
Other debt obligations		2,130	249	2,379
Total investments in securities $	34,921	$ 24,663	$ 832	$ 60,416
Futures*	$ 2	$ -	$ -	$ 2

Bond & Mortgage Securities Account
Equities
Communications	$ -	$ 563	$ -	$ 563
Financial	-	5,612	174	5,786
Utilities	-	1,416	-	1,416
Debt securities issued by the U.S. Treasury and other U.S. government	-	150,006	427	150,433
corporations and agencies
Debt securities issued by states of the U.S. and political subdivisions of	-	590	-	590
the states
Debt securities issued by foreign governments	-	512	-	512
Corporate debt securities	-	152,087	3,285	155,372
Residential mortgage-backed securities	-	5,078	549	5,627
Commercial mortgage-backed securities	-	25,107	1,035	26,142
Other debt obligations	-	35,432	2,162	37,594
Total investments in securities $	-	$ 376,403	$ 7,632	$ 384,035
Credit Default Swaps*	$ -	$ (2,624) $	-	$ (2,624)
Futures*	$ 61	$ -	$ -	$ 61
Interest Rate Swaps*	$ -	$ (110) $	-	$ (110)

Diversified International Account
Equities
Basic Materials	$ 1,756	$ 39,731	$ -	$ 41,487
Communications	2,191	20,276	-	22,467
Consumer, Cyclical	165	39,185	-	39,350
Consumer, Non-cyclical	853	48,509	-	49,362
Diversified	-	5,316	-	5,316
Energy	5,257	31,399	-	36,656
Financial	167	89,001	5	89,173
Industrial	-	29,533	-	29,533
Technology	871	20,437	-	21,308
Utilities	-	10,761	-	10,761
Other debt obligations	-	1,975	-	1,975
Total investments in securities $	11,260	$ 336,123	$ 5	$ 347,388

Equity Income Account
Equities
Basic Materials	$ 11,258	$ -	$ -	$ 11,258
Communications	33,340	-	-	33,340
Consumer, Cyclical	50,446	-	-	50,446
Consumer, Non-cyclical	68,184	-	-	68,184
Energy	28,314	-	-	28,314
Financial	75,553	340	-	75,893
Industrial	44,169	-	-	44,169
Technology	32,405	-	-	32,405
Utilities	29,108	-	-	29,108
Debt securities issued by the U.S. Treasury and other U.S. government	-	35	-	35
corporations and agencies
Corporate debt securities	-	1,485	-	1,485
Other debt obligations	-	14,876	-	14,876
Total investments in securities $	372,777	$ 16,736	$ -	$ 389,513

Government & High Quality Bond Account
Debt securities issued by the U.S. Treasury and other U.S. government	$ -	$ 221,486	$ 1,077	$ 222,563
corporations and agencies
Corporate debt securities	-	9,534	910	10,444
Residential mortgage-backed securities	-	4,318	906	5,224
Commercial mortgage-backed securities	-	3,937	-	3,937
Other debt obligations	-	15,186	-	15,186
Total investments in securities $	-	$ 254,461	$ 2,893	$ 257,354

Income Account
Equities
Financial	$ -	$ 7	$ -	$ 7
Government	-	72	-	72
Debt securities issued by the U.S. Treasury and other U.S. government	-	48,301	-	48,301
corporations and agencies
Corporate debt securities	-	131,781	2,704	134,485
Other debt obligations	-	4,115	-	4,115
Total investments in securities $	-	$ 184,276	$ 2,704	$ 186,980

International Emerging Markets Account
Equities
Basic Materials	$ 4,778	$ 15,978	$ -	$ 20,756
Communications	6,836	7,832	-	14,668
Consumer, Cyclical	665	10,380	-	11,045
Consumer, Non-cyclical	2,551	6,911	-	9,462
Diversified	-	3,134	-	3,134
Energy	12,528	9,947	-	22,475
Financial	-	40,751	-	40,751
Industrial	-	12,786	-	12,786
Technology	2,629	15,432	-	18,061
Utilities	509	1,471	-	1,980
Other debt obligations	-	997	-	997
Total investments in securities $	30,496	$ 125,619	$ -	$ 156,115

International SmallCap Account
Equities
Basic Materials	$ -	$ 8,592	$ -	$ 8,592
Communications	-	5,355	-	5,355
Consumer, Cyclical	-	15,032	-	15,032
Consumer, Non-cyclical	51	13,432	248	13,731
Diversified	-	1,210	-	1,210
Energy	-	8,574	-	8,574
Financial	-	21,364	1	21,365
Industrial	-	21,006	-	21,006
Technology	-	5,776	-	5,776
Utilities	-	1,702	-	1,702
Other debt obligations	-	606	-	606
Total investments in securities $	51	$ 102,649	$ 249	$ 102,949

LargeCap Blend Account II
Equities
Basic Materials	$ 7,548	$ -	$ -	$ 7,548
Communications	20,124	-	-	20,124
Consumer, Cyclical	14,801	-	-	14,801
Consumer, Non-cyclical	41,095	-	-	41,095
Energy	21,864	-	-	21,864
Financial	25,781	-	-	25,781
Industrial	19,244	-	-	19,244
Technology	20,438	-	-	20,438
Utilities	5,410	-	-	5,410
Other debt obligations	-	1,526	-	1,526
Total investments in securities $	176,305	$ 1,526	$ -	$ 177,831
Futures*	$ 33	$ -	$ -	$ 33

LargeCap Growth Account
Equities
Basic Materials		$ 8,459	$ -	$ -	$ 8,459
Communications		39,220	-	-	39,220
Consumer, Cyclical		32,478	-	-	32,478
Consumer, Non-cyclical		49,459	-	-	49,459
Energy		10,809	-	-	10,809
Financial		32,520	-	-	32,520
Industrial		10,397	-	-	10,397
Technology		34,901	-	-	34,901
Other debt obligations		-	6,497	-	6,497
	Total investments in securities	$ 218,243	$ 6,497	$ -	$ 224,740

LargeCap Growth Account I
Equities
Basic Materials		$ 3,915	$ -	$ -	$ 3,915
Communications		31,041	-	-	31,041
Consumer, Cyclical		23,471	-	-	23,471
Consumer, Non-cyclical		51,335	-	-	51,335
Energy		14,653	-	-	14,653
Financial		13,317	-	-	13,317
Industrial		23,555	-	-	23,555
Technology		42,027	-	-	42,027
Utilities		1,188	-	-	1,188
Other debt obligations		-	1,269	-	1,269
	Total investments in securities	$ 204,502	$ 1,269	$ -	$ 205,771
Futures*		$ 29	$ -	$ -	$ 29

LargeCap S&P 500 Index Account
Equities
Basic Materials		$ 3,725	$ -	$ -	$ 3,725
Communications		12,319	-	-	12,319
Consumer, Cyclical		9,218	-	-	9,218
Consumer, Non-cyclical		25,522	-	-	25,522
Diversified		55	-	-	55
Energy		12,950	-	-	12,950
Exchange Traded Funds		791	-	-	791
Financial		16,403	-	-	16,403
Industrial		11,305	-	-	11,305
Technology		13,916	-	-	13,916
Utilities		3,929	-	-	3,929
Other debt obligations		-	1,455	-	1,455
	Total investments in securities	$ 110,133	$ 1,455	$ -	$ 111,588
Futures*		$ 56	$ -	$ -	$ 56

LargeCap Value Account
Equities
Basic Materials		$ 6,900	$ -	$ -	$ 6,900
Communications		15,926	-	-	15,926
Consumer, Cyclical		8,255	-	-	8,255
Consumer, Non-cyclical		21,599	-	-	21,599
Energy		28,581	-	-	28,581
Financial		35,866	-	-	35,866
Industrial		16,288	-	-	16,288
Technology		7,722	-	-	7,722
Utilities		10,127	-	-	10,127
Other debt obligations		-	1,122	-	1,122
	Total investments in securities	$ 151,264	$ 1,122	$ -	$ 152,386
Futures*		$ 32	$ -	$ -	$ 32

LargeCap Value Account III
Equities
Basic Materials		$ 7,366	$ -	$ -	$ 7,366
Communications		31,600	-	-	31,600
Consumer, Cyclical		14,217	-	-	14,217
Consumer, Non-cyclical		31,895	-	-	31,895
Energy		34,681	-	-	34,681
Financial		44,578	-	-	44,578
Industrial		23,315	-	-	23,315
Technology		10,435	-	-	10,435
Utilities		9,457	-	-	9,457
Other debt obligations		-	6,201	-	6,201
	Total investments in securities	$ 207,544	$ 6,201	$ -	$ 213,745
Futures*		$ 77	$ -	$ -	$ 77

MidCap Blend Account
Equities
Basic Materials	$ 7,632	$ 5,038	$ -	$ 12,670
Communications	45,546	-	-	45,546
Consumer, Cyclical	29,900	-	-	29,900
Consumer, Non-cyclical	78,664	-	-	78,664
Diversified	4,582	-	-	4,582
Energy	46,345	-	-	46,345
Financial	41,516	-	-	41,516
Industrial	9,119	-	-	9,119
Technology	17,528	-	-	17,528
Utilities	20,002	-	-	20,002
Other debt obligations	-	1,861	-	1,861
Total investments in securities $	300,834	$ 6,899	$ -	$ 307,733

MidCap Growth Account I
Equities
Basic Materials	$ 1,919	$ -	$ -	$ 1,919
Communications	2,529	-	-	2,529
Consumer, Cyclical	7,638	-	-	7,638
Consumer, Non-cyclical	13,193	-	-	13,193
Energy	2,437	-	-	2,437
Financial	4,126	-	-	4,126
Industrial	6,793	-	-	6,793
Technology	7,449	-	-	7,449
Utilities	1,945	-	-	1,945
Total investments in securities $	48,029	$ -	$ -	$ 48,029

MidCap Stock Account
Equities
Basic Materials	$ 3,779	$ -	$ -	$ 3,779
Communications	259	-	-	259
Consumer, Cyclical	10,474	-	-	10,474
Consumer, Non-cyclical	12,085	-	-	12,085
Energy	4,439	-	-	4,439
Financial	10,880	-	-	10,880
Industrial	11,238	-	-	11,238
Technology	8,411	-	-	8,411
Utilities	5,058	-	-	5,058
Other debt obligations	-	1,782	-	1,782
Total investments in securities $	66,623	$ 1,782	$ -	$ 68,405

MidCap Value Account II
Equities
Basic Materials	$ 3,189	$ -	$ -	$ 3,189
Communications	4,264	-	-	4,264
Consumer, Cyclical	8,551	-	-	8,551
Consumer, Non-cyclical	15,706	-	-	15,706
Energy	8,679	-	-	8,679
Exchange Traded Funds	2,756	-	-	2,756
Financial	25,253	-	-	25,253
Industrial	13,423	-	-	13,423
Technology	5,507	-	-	5,507
Utilities	10,435	-	-	10,435
Other debt obligations	-	457	-	457
Total investments in securities $	97,763	$ 457	$ -	$ 98,220

Money Market Account
Debt securities issued by the U.S. Treasury and other U.S. government	$ -	$ 12,599	$ -	$ 12,599
corporations and agencies
Debt securities issued by states of the U.S. and political subdivisions of	-	7,845	-	7,845
the states
Corporate debt securities	-	8,674	-	8,674
Other debt obligations	-	383,271	-	383,271
Total investments in securities $	-	$ 412,389	$ -	$ 412,389

Mortgage Securities Account
Debt securities issued by the U.S. Treasury and other U.S. government	$ -	$ 166,759	$ -	$ 166,759
corporations and agencies
Other debt obligations	-	43,125	-	43,125
Total investments in securities $	-	$ 209,884	$ -	$ 209,884

Principal Capital Appreciation Account
Equities
Basic Materials	$ 3,368	$ -	$ -	$ 3,368
Communications	8,397	-	-	8,397
Consumer, Cyclical	12,971	-	-	12,971
Consumer, Non-cyclical	17,672	-	-	17,672
Energy	9,873	-	-	9,873
Exchange Traded Funds	25	-	-	25
Financial	12,689	-	-	12,689
Industrial	11,373	-	-	11,373
Technology	12,611	-	-	12,611
Utilities	2,853	-	-	2,853
Other debt obligations	-	1,567	-	1,567
Total investments in securities $	91,832	$ 1,567	$ -	$ 93,399

Principal LifeTime 2010 Account
Equities
Funds	$ 40,593	$ -	$ -	$ 40,593
Total investments in securities	$ 40,593	$ -	$ -	$ 40,593

Principal LifeTime 2020 Account
Equities
Funds	$ 166,733	$ -	$ -	$ 166,733
Total investments in securities	$ 166,733	$ -	$ -	$ 166,733

Principal LifeTime 2030 Account
Equities
Funds	$ 51,810	$ -	$ -	$ 51,810
Total investments in securities	$ 51,810	$ -	$ -	$ 51,810

Principal LifeTime 2040 Account
Equities
Funds	$ 14,693	$ -	$ -	$ 14,693
Total investments in securities	$ 14,693	$ -	$ -	$ 14,693
$ -
Principal LifeTime 2050 Account
Equities
Funds	$ 9,623	$ -	$ -	$ 9,623
Total investments in securities	$ 9,623	$ -	$ -	$ 9,623

Principal LifeTime Strategic Income Account
Equities
Funds	$ 22,719	$ -	$ -	$ 22,719
Total investments in securities	$ 22,719	$ -	$ -	$ 22,719

Real Estate Securities Account
Equities
Consumer, Cyclical	$ 1,162	$ -	$ -	$ 1,162
Financial	145,043	747	-	145,790
Other debt obligations	-	1,833	-	1,833
Total investments in securities	$ 146,205	$ 2,580	$ -	$ 148,785

SAM Balanced Portfolio
Equities
Funds	$ 740,027	$ -	$ -	$ 740,027
Total investments in securities	$ 740,027	$ -	$ -	$ 740,027

SAM Conservative Balanced Portfolio
Equities
Funds	$ 151,555	$ -	$ -	$ 151,555
Total investments in securities	$ 151,555	$ -	$ -	$ 151,555

SAM Conservative Growth Portfolio
Equities
Funds	$ 200,901	$ -	$ -	$ 200,901
Total investments in securities	$ 200,901	$ -	$ -	$ 200,901

SAM Flexible Income Portfolio
Equities
Funds	$ 161,905	$ -	$ -	$ 161,905
Total investments in securities	$ 161,905	$ -	$ -	$ 161,905

SAM Strategic Growth Portfolio
Equities
Funds	$ 120,308	$ -	$ -	$ 120,308
Total investments in securities	$ 120,308	$ -	$ -	$ 120,308

Short-Term Bond Account
Debt securities issued by the U.S. Treasury and other U.S. government	$ -	$ 60,968	$ 86	$ 61,054
corporations and agencies
Corporate debt securities	-	30,912	-	30,912
Residential mortgage-backed securities	-	3,073	5	3,078
Commercial mortgage-backed securities	-	6,370	833	7,203
Other debt obligations	-	14,228	761	14,989
Total investments in securities	$ -	$ 115,552	$ 1,685	$ 117,236

Short-Term Income Account
Debt securities issued by the U.S. Treasury and other U.S. government	$ -	$ 15,640	$ -	$ 15,640
corporations and agencies
Corporate debt securities	-	37,155	99	37,254
Other debt obligations	-	9,727	-	9,727
Total investments in securities	$ -	$ 62,522	$ 99	$ 62,621
Futures*	$ (41)	$ -	$ -	$ (41)

SmallCap Blend Account
Equities
Basic Materials		$ 689	$ -	$ -	$ 689
Communications		4,065	-	-	4,065
Consumer, Cyclical		5,917	-	-	5,917
Consumer, Non-cyclical		12,086	-	-	12,086
Diversified		94	-	-	94
Energy		2,222	-	-	2,222
Financial		8,580	-	-	8,580
Industrial		9,184	-	-	9,184
Technology		4,929	-	-	4,929
Utilities		1,624	-	-	1,624
Other debt obligations		-	1,369	-	1,369
	Total investments in securities	$ 49,390	$ 1,369	$ -	$ 50,759
Futures*		$ 18	$ -	$ -	$ 18

SmallCap Growth Account II
Equities
Basic Materials		$ 1,270	$ -	$ -	$ 1,270
Communications		9,002	202	-	9,204
Consumer, Cyclical		10,107	-	-	10,107
Consumer, Non-cyclical		20,765	-	-	20,765
Diversified		2	-	-	2
Energy		2,689	-	-	2,689
Financial		4,468	-	-	4,468
Industrial		8,729	-	-	8,729
Technology		14,995	-	-	14,995
Utilities		46	-	-	46
Other debt obligations		-	1,383	-	1,383
	Total investments in securities	$ 72,073	$ 1,585	$ -	$ 73,658
Futures*		$ 39	$ -	$ -	$ 39

SmallCap Value Account I
Equities
Basic Materials		$ 5,525	$ -	$ -	$ 5,525
Communications		7,481	-	-	7,481
Consumer, Cyclical		17,498	-	-	17,498
Consumer, Non-cyclical		17,893	-	-	17,893
Diversified		80	-	-	80
Energy		5,743	-	-	5,743
Exchange Traded Funds		43	-	-	43
Financial		39,360	-	-	39,360
Industrial		19,584	-	-	19,584
Technology		7,036	-	-	7,036
Utilities		7,229	-	-	7,229
Other debt obligations		-	3,545	-	3,545
	Total investments in securities	$ 127,472	$ 3,545	$ -	$ 131,017
Futures*		$ 50	$ -	$ -	$ 50

*Futures, foreign currency contracts, and swap agreements are valued at the unrealized appreciation/(depreciation) of the instrument

The changes in investments measured at fair value for which the Accounts' have used level 3 inputs to determine fair value are as follows (amounts shown in thousands):

				Change in	Net	Transfers In	Value
	Value December 31,	Accrued		Unrealized	Purchases/Sal	and/or Out of	September 30,
Account	2008	Discounts/Premiums Realized Gain/(Loss)		Gain/(Loss)	es	Level 3	2009
Asset Allocation Account
Debt securities issued by the U.S. Treasury and other U.S. government
corporations and agencies	$ 300	$ -	$ 3	$ -	$ (190)	$ -	$ 114
Total	$ 300	$ -	$ 3	$ -	$ (190)	$ -	$ 114

Balanced Account
Corporate debt securities	$ 34	$ -	$ (8)	$ 19	$ (119)	$ 464	$ 390
Residential mortgage-backed securities	-	-	-	(27)	-	52	25
Commercial mortgage-backed securities	-	-	-	13	70	85	168
Other debt obligations	-	-	-	(29)	(65)	343	249
Total	$ 34	$ -	$ (8)	$ (24)	$ (114)	$ 944	$ 832

Bond & Mortgage Securities Account
Equities	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Financial	-	-	-	3	171	-	174
Debt securities issued by the U.S. Treasury and other U.S. government
corporations and agencies	-	-	-	49	(77)	455	427
Corporate debt securities	521	1	(82)	87	471	2,287	3,285
Residential mortgage-backed securities	-	-	-	(260)	(108)	917	549
Commercial mortgage-backed securities	-	-	(125)	162	166	832	1,035
Other debt obligations	-	-	(1)	351	(628)	2,440	2,162
Total $	521	$ 1	$ (208)	$ 392	$ (5)	$ 6,931	$ 7,632

Diversified International Account
Equities
Communications	$ 2,623	$ -	$ -	$ -	$ -	$ (2,623)	$ -
Financial	-	-	-	5	-	-	5
Industrial	1,589	-	-	-	-	(1,589)	-
Utilities	2	-	(21)	29	(10)	-	-
Total	$ 4,214	$ -	$ (21)	$ 34	$ (10)	$ (4,212)	$ 5

Government & High Quality Bond Fund
Debt securities issued by the U.S. Treasury and other U.S. government
corporations and agencies	$ -	$ -	$ -	$ 10	$ (321)	$ 1,388	$ 1,077
Corporate debt securities	-	-	-	(155)	(85)	1,150	910
Residential mortgage-backed securities	-	-	-	(38)	(314)	1,258	906
Total	$ -	$ -	$ -	$ (183)	$ (720)	$ 3,796	$ 2,893

Income Account
Corporate debt securities	$ 774	$ 3	$ -	$ 427	$ 1,500	$ -	$ 2,704
Total	$ 774	$ 3	$ -	$ 427	$ 1,500	$ -	$ 2,704

International SmallCap Account
Equities
Consumer, Non-cyclical	$ -	$ -	$ -	$ 56	$ 192	$ -	$ 248
Financial	-	-	-	-	1	-	1
Industrial	58	-	-	(58)	-	-	-
Total	$ -	$ -	$ -	$ 56	$ 193	$ -	$ 249

Short-Term Bond Account
Debt securities issued by the U.S. Treasury and other U.S. government
corporations and agencies	$ -	$ -	$ -	$ 10	$ (15)	$ 91	$ 86
Residential mortgage-backed securities	-	-	-	(11)	-	16	5
Commercial mortgage-backed securities	53	-	-	75	(1)	706	833
Other debt obligations	-	-	-	192	(188)	757	761
	53	-	-	266	(204)	1,570	1,685

Short-Term Income Account
Corporate debt securities	$ -	$ -	$ -	$ 24	$ (9)	$ 84	$ 99
Total	$ -	$ -	$ -	$ 24	$ (9)	$ 84	$ 99

The Account’s schedules of investments as of September 30, 2009 have not been audited. This report is provided for the general information of the Account’s shareholders. For more information regarding the Account and its holdings, please see the Account

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Principal Variable Contracts Funds, Inc.

By /s/ Ralph C. Eucher Ralph C. Eucher, Chairman and CEO

Date 11/23/2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Ralph C. Eucher Ralph C. Eucher, Chairman and CEO

Date 11/23/2009

By /s/ Layne A. Rasmussen

Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date 11/23/2009